UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – 39.8%
Bank Loans(a) – 18.5%
Automotive(b) – 1.8%
Navistar International Corp. (B+/Ba3)(1M LIBOR + 3.500%)
$3,843,628	5.530%	11/06/24	$ 3,841,245

Chemicals(b)(c) – 1.1%
Consolidated Energy Finance SA (NR/NR)(3M LIBOR + 2.500%)
2,387,732	4.525	05/07/25	2,369,824

Commercial Services(b) – 0.4%
Monitronics International, Inc. (B-/Caa1)(3M LIBOR + 5.500%)
900,280	7.834	09/30/22	857,517

Construction Machinery(b) – 1.1%
Accudyne Industries LLC (B/B3)(1M LIBOR + 3.750%)
975,619	5.344	08/18/24	972,419
Pisces Midco, Inc. (NR/NR)(3M LIBOR + 3.750%)
1,325,323	6.089	04/12/25	1,321,188

			2,293,607

Consumer Cyclical Services(b) – 0.9%
TKC Holdings, Inc. (B-/B2)(2M LIBOR + 4.250%)
2,018,584	5.600	02/01/23	2,011,640

Consumer Products(b) – 0.2%
Bombardier Recreational Products, Inc. (BB/Ba3)(1M LIBOR + 2.500%)
452,960	4.090	05/23/25	448,770

Diversified Manufacturing(b) – 0.3%
AI Aqua Merger Sub, Inc. (B/B2)
(1M LIBOR + 3.250%)
136,654	5.344	12/13/23	135,886
(1M LIBOR + 3.500%)
406,955	5.344	12/13/23	404,668

			540,554

Electric(b) – 0.3%
Frontera Generation Holdings LLC (NR/NR)(3M LIBOR + 4.250%)
679,000	6.233	05/02/25	677,642

Energy-Oil & Gas Services & Equipment - 0.5%
Apergy Corp. (NR/NR)(1M LIBOR + 2.500%)
1,158,567	4.563	05/09/25	1,158,567

Entertainment(b) – 0.4%
Lions Gate Entertainment Corp. (NR/NR)(1M LIBOR + 2.250%)
824,977	4.341	03/24/25	820,852

Environmental(b) – 0.6%
Core & Main LP (B+/B2)(6M LIBOR + 3.000%)
1,396,491	5.211	08/01/24	1,394,746

Food & Beverage(b) – 0.7%
Dole Food Co., Inc. (B-/B1)(1M LIBOR + 2.750%)
1,618,139	4.841	04/06/24	1,608,608

Health Care(b) – 0.8%
Owens & Minor, Inc. (NR/NR)(1M LIBOR + 4.500%)
923,000	6.480	05/01/25	901,466
BW NHHC Holdco, Inc. (NR/NR)(1M LIBOR + 5.000%)
916,000	7.073	05/15/25	903,982

			1,805,448

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – (continued)
Health Care - Services(b) – 1.0%
Community Health Systems, Inc. (B-/B3)(3M LIBOR + 3.250%)
$440,000	4.250%	01/27/21	$ 429,057
Greenway Health LLC (B/B3)(3M LIBOR + 4.250%)
1,747,729	6.550	02/14/24	1,744,461

			2,173,518

Industrials-Manufactured Goods(b) – 0.2%
Tecomet, Inc. (B/B2)(3M LIBOR + 3.750%)
506,880	7.250	05/01/24	505,299

Insurance – 0.3%
Acrisure LLC (NR/NR)
585,928	5.750	11/22/23	580,801

Machinery(b) – 0.2%
Apex Tool Group LLC (B/B2)(1M LIBOR + 3.750%)
371,603	5.844	02/01/22	371,254

Media - Cable(b) – 0.8%
CSC Holdings LLC (BB-/Ba2)(1M LIBOR + 2.500%)
1,630,000	4.573	01/25/26	1,623,203

Media - Non Cable – 1.7%
CBS Radio, Inc. (BB-/Ba3)(b)(3M LIBOR + 2.750%)
1,160,865	6.250	11/17/24	1,143,452
Sinclair Television Group, Inc. (BB+/Ba1)
990,867	2.500	12/12/24	986,537
Univision Communications, Inc. (BB-/B2)(b)(1M LIBOR + 2.750%)
1,678,076	4.844	03/15/24	1,620,048

			3,750,037

Pipelines(b) – 0.5%
HFOTCO LLC (NR/NR)
203,652	3.000	06/19/25	202,888
Oryx Southern Delaware Holdings LLC (NR/NR)(1M LIBOR + 3.250%)
964,583	5.344	02/09/25	952,525

			1,155,413

Real Estate Investment Trust – 1.1%
GGP, Inc. (NR/NR)
646,000	2.500	05/04/25	633,888
iStar, Inc. (NR/NR)
1,760,202	2.750	06/19/23	1,753,601

			2,387,489

Restaurant(b) – 0.5%
1011778 B.C. Unlimited Liability Co. (B+/Ba3)(1M LIBOR + 2.250%)
1,018,000	3.476	02/16/24	1,012,910

Retailers(b) – 0.6%
JC Penney Corp., Inc. (B+/Ba3)(3M LIBOR + 4.250%)
1,299,245	6.569	06/23/23	1,238,077

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – (continued)
Technology(b) – 0.5%
Flexential Intermediate Corp. (B/B2)(3M LIBOR + 3.500%)
$1,028,230	5.834%	08/01/24	$ 1,015,058

Technology - Software – 0.4%
Ensono LP (NR/NR)
812,862	5.250	04/25/25	810,488

Telecommunications(b) – 1.0%
ConvergeOne Holdings Corp. (NR/NR)(3M LIBOR + 3.750%)
1,162,031	5.844	04/04/25	1,156,953
Shutterfly, Inc. (BB-/Ba3)(1M LIBOR + 2.750%)
1,022,000	4.850	08/17/24	1,022,429

			2,179,382

Telecommunications - Wireless(b) – 0.4%
Intelsat Jackson Holdings SA (B/B1)(1M LIBOR + 3.750%)
818,000	4.750	11/27/23	815,309

Telecommunications-Wirelines(b) – 0.2%
GTT Communications, Inc. (NR/NR)(3M LIBOR + 2.750%)
487,000	4.875	05/31/25	479,330

TOTAL BANK LOANS			$ 39,926,588

Other Secured Debt Obligations – 21.3%
Automotive(d)(e) – 0.4%
Mclaren Finance PLC (B/B2)
$809,000	5.750%	08/01/22	$ 806,978

Building Materials(d)(e) – 0.2%
Builders FirstSource, Inc. (BB-/B3)
424,000	5.625	09/01/24	413,400

Commercial Services(d) – 2.8%
APX Group, Inc. (B-/B1)
3,770,000	7.875	12/01/22	3,732,300
Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)(e)
2,103,000	9.250	05/15/23	2,234,437

			5,966,737

Consumer Discretionary(d)(e) – 1.5%
The Hertz Corp. (BB-/B1)
3,272,000	7.625	06/01/22	3,137,030

Financial Services(d)(e) – 0.4%
VFH Parent LLC/Orchestra Co-Issuer, Inc. (B-/B1)
772,000	6.750	06/15/22	799,020

Health Care - Services – 1.4%
HCA, Inc. (BBB-/Ba1)
2,060,000	5.875	03/15/22	2,147,550
Tenet Healthcare Corp.(BB-/Ba3)
928,000	6.000	10/01/20	953,520

			3,101,070

Industrials(d)(e) – 0.8%
Ashtead Capital, Inc. (BBB-/Ba2)
794,000	4.125	08/15/25	740,405
Titan International, Inc. (B-/B3)
903,000	6.500	11/30/23	898,485

			1,638,890

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – (continued)
Media - Cable(d)(e) – 3.7%
Altice France SA (B/B1)
$1,838,000	6.000%	05/15/22	$ 1,849,488
Altice US Finance I Corp. (BB/Ba3)
2,587,000	5.500	05/15/26	2,489,987
Ziggo Secured Finance BV (BB-/B1)
3,842,000	5.500	01/15/27	3,582,665

			7,922,140

Media - Non Cable(d)(e) – 0.7%
Univision Communications, Inc. (BB-/B2)
1,623,000	5.125	02/15/25	1,495,189

Oil Field Service(d)(e) – 0.6%
Transocean Proteus Ltd. (BB-/NR)
1,277,550	6.250	12/01/24	1,285,535

Packaging & Containers(d) – 3.8%
ARD Finance SA (B-/Caa2)(f)(PIK 7.875%, Cash 7.125%)
2,037,000	7.125	09/15/23	2,031,908
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (BB/Ba3)(e)
1,081,000	4.250	09/15/22	1,059,380
BWAY Holding Co. (B/B2)(e)
1,974,000	5.500	04/15/24	1,919,715
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)(e)
3,217,000	5.125	07/15/23	3,176,787

			8,187,790

Pipelines(d) – 1.2%
Cheniere Corpus Christi Holdings LLC (BB-/Ba3)
2,445,000	5.125	06/30/27	2,420,550
Cheniere Energy Partners LP (BB/Ba2)(e)
291,000	5.250	10/01/25	283,361

			2,703,911

Retailing(d)(e) – 0.7%
JC Penney Corp., Inc. (B-/B3)
1,915,000	8.625	03/15/25	1,622,963

Software(d)(e) – 0.8%
First Data Corp. (BB/Ba2)
1,761,000	5.000	01/15/24	1,745,591

Telecommunications(e) – 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (NR/Baa2)
909,000	5.152	03/20/28	890,820

Telecommunications - Wireless – 0.9%
Hughes Satellite Systems Corp. (BBB-/Ba2)
1,710,000	5.250	08/01/26	1,603,125

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Secured Debt Obligations – (continued)
Telecommunications - Wireless – (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (NR/Baa2)(e)
$353,438	3.360%		09/20/21	$ 349,461

				1,952,586

Telecommunications-Wirelines(d)(e) – 1.0%
Frontier Communications Corp. (B+/B3)
2,299,000	8.500		04/01/26	2,218,535

TOTAL OTHER SECURED DEBT OBLIGATIONS				$ 45,888,185

TOTAL SECURED DEBT OBLIGATIONS (Cost $87,826,013)				$ 85,814,773

Unsecured Debt Obligations – 52.7%
Aero Leasing(e) – 2.0%
Avolon Holdings Funding Ltd. (BB/Ba3)(d)
$446,000	5.500%		01/15/23	$ 442,655
DAE Funding LLC (BB/Ba3)(d)
1,387,000	5.000		08/01/24	1,328,052
Park Aerospace Holdings Ltd. (BB/Ba3)
2,365,000	5.250		08/15/22	2,356,271
177,000	4.500	(d)	03/15/23	168,593

				4,295,571

Aerospace & Defense – 2.3%
Bombardier, Inc. (B-/Caa1)(e)
993,000	6.000	(d)	10/15/22	989,276
581,000	6.125		01/15/23	582,453
Triumph Group, Inc. (B-/B3)(d)
1,723,000	4.875		04/01/21	1,662,695
1,778,000	7.750		08/15/25	1,760,220

				4,994,644

Automotive – 7.0%
Adient Global Holdings Ltd. (BB-/Ba3)(d)(e)
3,788,000	4.875		08/15/26	3,404,465
Cooper-Standard Automotive, Inc. (B+/B1)(d)(e)
2,129,000	5.625		11/15/26	2,102,388
Dana Financing Luxembourg Sarl (BB/B1)(d)(e)
1,977,000	5.750		04/15/25	1,952,288
Dana, Inc. (BB/B1)(d)
243,000	6.000		09/15/23	252,416
Delphi Technologies PLC (BB/B1)(e)
3,291,000	5.000		10/01/25	3,145,943
General Motors Financial Co., Inc. (BBB/Baa3)(d)
463,000	5.250		03/01/26	479,774
Jaguar Land Rover Automotive PLC (BB+/Ba1)(d)(e)
463,000	5.625		02/01/23	471,858
442,000	4.500		10/01/27	394,485
Tesla, Inc. (B-/Caa1)(d)(e)
2,178,000	5.300		08/15/25	1,938,420
ZF North America Capital, Inc. (BBB-/Baa3)(e)
947,000	4.750		04/29/25	946,875

				15,088,912

Chemicals(d)(e) – 1.9%
NOVA Chemicals Corp. (BB+/Ba2)
650,000	5.250		08/01/23	648,375
779,000	4.875		06/01/24	741,024
Platform Specialty Products Corp. (B+/Caa1)
1,819,000	5.875		12/01/25	1,775,798
Tronox Finance PLC (B-/B3)
882,000	5.750		10/01/25	855,540

				4,020,737

Principal Amount	Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Commercial Services(d) – 1.3%
APX Group, Inc. (CCC/Caa2)
$420,000	7.625%	09/01/23	$ 365,925
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (BB/B1)
1,130,000	5.500	04/01/23	1,096,100
Booz Allen Hamilton, Inc. (B+/B1)(e)
1,439,000	5.125	05/01/25	1,406,622

			2,868,647

Diversified Financial Services – 3.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. (B/B1)(d)(e)
872,000	7.500	04/15/21	885,080
1,096,000	6.875	04/15/22	1,087,780
Lions Gate Capital Holdings LLC (B-/B2)(d)(e)
306,000	5.875	11/01/24	309,825
Navient Corp. (B+/Ba3)
122,000	8.000	03/25/20	128,710
1,147,000	6.625	07/26/21	1,178,542
996,000	7.250	01/25/22	1,040,820
Quicken Loans, Inc. (BB/Ba1)(d)(e)
2,204,000	5.250	01/15/28	2,066,250

			6,697,007

Energy(d)(e) – 0.4%
Parkland Fuel Corp. (BB-/B1)
976,000	6.000	04/01/26	965,020

Engineering & Construction(d) – 0.5%
AECOM (BB-/Ba3)
696,000	5.125	03/15/27	654,240
TopBuild Corp. (NR/B1)(e)
430,000	5.625	05/01/26	412,263

			1,066,503

Exploration and Production(d) – 4.1%
CrownRock LP/CrownRock Finance, Inc. (BB-/B3)(e)
3,040,000	5.625	10/15/25	2,918,400
Gulfport Energy Corp. (BB-/B1)
1,406,000	6.625	05/01/23	1,418,302
Indigo Natural Resources LLC (B+/B3)(e)
1,998,000	6.875	02/15/26	1,928,070
Jagged Peak Energy LLC (B/B3)(e)
447,000	5.875	05/01/26	439,736
Parsley Energy LLC/Parsley Finance Corp. (BB-/B2)(e)
1,387,000	5.375	01/15/25	1,376,598
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. (CCC+/Caa2)(e)
877,000	8.750	04/15/23	809,033

			8,890,139

Food & Drug Retailing(d)(e) – 2.1%
Dean Foods Co. (BB-/B3)
1,762,000	6.500	03/15/23	1,691,520
FAGE International SA/FAGE USA Dairy Industry, Inc. (BB-/B1)
3,046,000	5.625	08/15/26	2,794,705

			4,486,225

Gaming(d)(e) – 0.6%
Caesars Resort Collection LLC/CRC Finco, Inc. (B-/B3)
917,000	5.250	10/15/25	867,712
Churchill Downs, Inc. (NR/NR)
513,000	4.750	01/15/28	475,166

			1,342,878

Home Builders(d) – 1.0%
AV Homes, Inc. (B-/B3)
2,050,000	6.625	05/15/22	2,111,500

Household Products(d) – 0.8%
HRG Group, Inc. (B/Caa1)
970,000	7.750	01/15/22	1,000,313
Spectrum Brands, Inc. (B+/B2)
712,000	5.750	07/15/25	702,210

			1,702,523

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Insurance(e) – 1.5%
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)(d)
$1,031,000	7.000%	11/15/25	$ 938,210
HUB International Ltd. (CCC+/Caa2)(d)
1,264,000	7.000	05/01/26	1,248,200
Wand Merger Corp. (NR/NR)
1,036,000	8.125	07/15/23	1,050,245

			3,236,655

Iron/Steel(d) – 0.4%
United States Steel Corp. (B/B2)
880,000	6.250	03/15/26	867,900

Machinery - Construction & Mining(d)(e) – 0.7%
Terex Corp. (BB/B2)
1,450,000	5.625	02/01/25	1,439,125

Media – 5.1%
AMC Networks, Inc. (BB/Ba3)(d)
2,559,000	4.750	08/01/25	2,456,640
CBS Radio, Inc. (B-/B3)(d)(e)
1,254,000	7.250	11/01/24	1,191,300
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)(e)
1,065,000	4.000	03/01/23	999,769
2,816,000	5.000	02/01/28	2,580,160
CSC Holdings LLC (B-/B2)(d)(e)
1,598,000	10.875	10/15/25	1,845,690
DISH DBS Corp. (B/B1)
1,123,000	5.000	03/15/23	974,202
Sirius XM Radio, Inc. (BB/Ba3)(d)(e)
1,054,000	5.375	07/15/26	1,011,840

			11,059,601

Oil Field Services(d) – 5.1%
Archrock Partners LP/Archrock Partners Finance Corp. (B-/B3)
1,472,000	6.000	10/01/22	1,453,600
Ensco PLC (BB-/B3)
1,609,000	5.200	03/15/25	1,331,447
Noble Holding International Ltd. (NR/NR)(e)
314,000	7.875	02/01/26	323,420
Rowan Cos., Inc. (B/B2)
1,451,000	4.750	01/15/24	1,251,488
Transocean, Inc. (NR/B3)(e)
2,121,000	7.500	01/15/26	2,152,815
Transocean, Inc. (B/Caa2)
1,152,000	5.800	10/15/22	1,143,360

Principal Amount	Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Oil Field Services(d) – (continued)
Weatherford International LLC (B-/Caa1)(e)
$2,460,000	9.875%	03/01/25	$ 2,472,300
Weatherford International Ltd. (B-/Caa1)
826,000	8.250	06/15/23	813,610

			10,942,040

Packaging(d)(e) – 0.3%
Flex Acquisition Co, Inc. (NR/Caa1)
572,000	7.875	07/15/26	567,710

Pharmaceuticals – 0.5%
Teva Pharmaceutical Finance Co. BV (BB/Ba2)
1,245,000	2.950	12/18/22	1,129,718

Pipelines(d) – 2.7%
CNX Midstream Partners LP/CNX Midstream Finance Corp. (BB-/B3)(e)
1,573,000	6.500	03/15/26	1,525,810
Genesis Energy LP/Genesis Energy Finance Corp. (BB-/B1)
382,000	6.750	08/01/22	387,730
248,000	5.625	06/15/24	231,260
644,000	6.250	05/15/26	603,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB+/Ba3)(e)
1,991,000	5.500	09/15/24	2,025,842
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB-/Ba3)(e)
1,089,000	5.875	04/15/26	1,094,445

			5,868,837

Real Estate Investment Trust(d) – 1.1%
iStar, Inc. (BB-/B1)
2,432,000	5.250	09/15/22	2,352,960

Refining & Marketing(d)(e) – 0.2%
Sunoco LP/Sunoco Finance Corp. (BB-/B1)
469,000	4.875	01/15/23	449,068

Retailing(d)(e) – 1.8%
Rite Aid Corp. (B-/B3)
3,889,000	6.125	04/01/23	3,947,335

Software(d) – 0.5%
Donnelley Financial Solutions, Inc. (B/B3)
1,103,000	8.250	10/15/24	1,147,120

Telecommunication Services – 4.6%
Inmarsat Finance PLC (BB+/Ba3)(d)(e)
1,786,000	4.875	05/15/22	1,754,745
Sprint Capital Corp. (B/B3)
666,000	6.875	11/15/28	636,030
Sprint Corp. (B/B3)(d)
2,913,000	7.625	03/01/26	2,963,977
ViaSat, Inc. (BB-/B3)(d)(e)
4,293,000	5.625	09/15/25	4,013,955
Vodafone Group PLC (BBB+/Baa1)
457,000	4.375	05/30/28	451,568

			9,820,275

Transportation(d)(e) – 1.1%
XPO Logistics, Inc. (BB-/B1)
2,231,000	6.125	09/01/23	2,283,986

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
TOTAL UNSECURED DEBT OBLIGATIONS (Cost $116,529,272)			$113,642,636

Shares	Description	Value
Common Stock* – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
1,141,924	Prairie Provident Resources, Inc. (Cost $2,946,424)	$ 300,372

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation(g) – 4.0%
United States Treasury Bill
$8,500,000	0.000%	07/26/18	$ 8,489,776
(Cost $8,492,192)

Units	Expiration Date	Value
Warrant*(c) – 0.0%
Jack Cooper Enterprises, Inc. (NR/NR)
1,734	10/29/17	$ 17
(Cost $0)

Shares	Distribution Rate	Value
Investment Company(h) – 6.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,959,316	1.869%	$ 13,959,316
(Cost $13,959,316)

TOTAL INVESTMENTS – 103.1% (Cost $229,753,217)		$222,206,890

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.1)%		(6,725,577)

NET ASSETS – 100.0%		$215,481,313

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on June 30, 2018. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $112,593,742, which represents approximately 52.3% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(f)	Pay-in-kind securities.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an affiliated issuer.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%(a)	3M LIBOR(b)	09/19/25	$27,181	(c)	$1,188,609	$1,155,807	$32,802

(a)	Payments made Semi-Annually.
(b)	Payments made Quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (%)	Credit Spread at June 30, 2018(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 30(a)	(5.000)%	3.613%	06/20/23	$65,000	$(3,919,830)	$(4,512,309)	$592,479

(a)	Payments made Quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviation:
CDX.NA.HY Index 30	— CDX North America High Yield Index 30

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments —The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$37,556,764	$2,369,824
Other Secured Debt Obligations	—	45,888,185	—
Unsecured Debt Obligations	—	113,642,636	—
U.S. Treasury Obligations	—	8,489,776	—
Common Stock and/or Other Equity Investments(a)
North America	—	300,372	—
Warrants	—	—	17
Investment Company	13,959,316	—	—
Total	$13,959,316	$205,877,733	$2,369,841

Derivative Type
Liabilities
Interest Rate Swap Contracts(b)	$—	$32,802	$—
Credit Default Swap Contracts(b)	—	592,479	—
Total	$—	$625,281	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

(including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

GOLDMAN SACHS BOND FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 28.0%
Aerospace & Defense – 0.7%
General Dynamics Corp.
$850,000	3.000%		05/11/21	$ 847,269
275,000	3.375	(a)	05/15/23	275,556
(3M USD LIBOR + 0.380%)
475,000	2.736	(b)	05/11/21	476,654
Northrop Grumman Corp.(a)
1,250,000	2.930		01/15/25	1,186,704
1,275,000	3.250		01/15/28	1,197,815

				3,983,998

Agriculture – 0.3%
BAT Capital Corp.(a)(c)
990,000	3.222		08/15/24	937,761
275,000	3.557		08/15/27	255,861
Reynolds American, Inc.
700,000	4.850		09/15/23	727,608

				1,921,230

Banks – 9.9%
Banco Santander SA
1,000,000	3.125		02/23/23	948,910
600,000	4.250		04/11/27	570,306
400,000	4.379		04/12/28	382,451
Bank of America Corp.
625,000	4.125		01/22/24	635,288
311,000	4.000		04/01/24	313,725
1,300,000	3.248	(a)	10/21/27	1,211,561
925,000	4.183	(a)	11/25/27	900,856
100,000	6.110		01/29/37	114,870
(3M USD LIBOR + 1.040%)
279,000	3.419	(a)(b)	12/20/28	262,727
(3M USD LIBOR + 1.575%)
1,250,000	3.824	(a)(b)	01/20/28	1,219,308
Barclays PLC
225,000	4.950		01/10/47	210,938
(5 year USD Swap + 5.022%)
200,000	6.625	(a)(b)(d)	09/15/66	200,250
BNP Paribas SA(c)
1,525,000	3.500		03/01/23	1,486,423
550,000	3.375		01/09/25	519,575
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
800,000	3.250		03/03/23	790,148
CIT Group, Inc.(a)
1,450,000	5.250		03/07/25	1,466,313
Citibank NA(a)
1,450,000	3.050		05/01/20	1,449,471
Citigroup, Inc.
125,000	4.300		11/20/26	121,974
1,200,000	4.125		07/25/28	1,148,866
Cooperatieve Rabobank UA
875,000	3.125		04/26/21	871,647
(3M USD LIBOR + 0.430%)
750,000	2.792	(b)	04/26/21	750,555

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group AG(a)(c)
$875,000	4.282%		01/09/28	$ 851,153
(3M USD LIBOR + 1.410%)
525,000	3.869	(b)	01/12/29	493,672
Credit Suisse Group Funding Guernsey Ltd.
307,000	4.550		04/17/26	306,976
Deutsche Bank AG
225,000	2.500		02/13/19	223,438
1,275,000	2.700		07/13/20	1,243,639
HSBC Holdings PLC(a)(b)
(3M USD LIBOR + 1.000%)
450,000	3.326		05/18/24	448,650
(3M USD LIBOR + 1.055%)
1,150,000	3.262		03/13/23	1,126,451
Huntington Bancshares, Inc.(a)
825,000	4.000		05/15/25	827,421
ING Bank NV(a)(b)(5 year USD ICE Swap + 2.700%)
700,000	4.125		11/21/23	701,680
Intesa Sanpaolo SpA(c)
1,575,000	3.375		01/12/23	1,447,733
JPMorgan Chase & Co.(a)
1,075,000	2.972		01/15/23	1,047,007
1,200,000	3.625		12/01/27	1,128,223
(3M USD LIBOR + 0.945%)
875,000	3.509	(b)	01/23/29	829,023
(3M USD LIBOR + 1.337%)
350,000	3.782	(b)	02/01/28	341,479
(3M USD LIBOR + 1.360%)
425,000	3.882	(b)	07/24/38	392,527
(3M USD LIBOR + 3.800%)
1,075,000	5.300	(b)	05/01/49	1,094,888
Kreditanstalt fuer Wiederaufbau
12,490,000	1.500		09/09/19	12,336,373
Mitsubishi UFJ Financial Group, Inc.
302,000	2.950		03/01/21	298,740
Morgan Stanley, Inc.
325,000	3.875		04/29/24	325,575
1,050,000	3.700		10/23/24	1,036,608
50,000	4.000		07/23/25	49,848
(3M USD LIBOR + 0.847%)
750,000	3.737	(a)(b)	04/24/24	745,500
(3M USD LIBOR + 1.400%)
1,550,000	3.759	(a)(b)	10/24/23	1,585,470
Royal Bank of Canada
850,000	3.200		04/30/21	849,633
(3M USD LIBOR + 0.390%)
875,000	2.749	(b)	04/30/21	874,704
Royal Bank of Scotland Group PLC
826,000	3.875		09/12/23	802,394
(3M USD LIBOR + 1.480%)
1,525,000	3.498	(a)(b)	05/15/23	1,477,280

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 1.550%)
$700,000	4.519	%(a)(b)	06/25/24	$ 700,502
SunTrust Bank(a)(b)(3M USD LIBOR + 0.298%)
1,295,000	2.590		01/29/21	1,283,532
UniCredit SpA(c)
250,000	3.750		04/12/22	238,599
225,000	4.625		04/12/27	209,176
Wells Fargo & Co.
2,750,000	3.000		10/23/26	2,539,173

				53,433,229

Beverages(a) – 0.8%
Anheuser-Busch InBev Finance, Inc.
325,000	4.700		02/01/36	329,403
725,000	4.900		02/01/46	745,574
Anheuser-Busch InBev Worldwide, Inc.
2,000,000	4.000		04/13/28	1,995,355
350,000	4.600		04/15/48	344,839
Bacardi Ltd.(c)
100,000	5.300		05/15/48	94,773
Maple Escrow Subsidiary, Inc.(c)
750,000	4.057		05/25/23	751,829

				4,261,773

Chemicals – 1.0%
LyondellBasell Industries NV(a)
300,000	5.000		04/15/19	302,966
Syngenta Finance NV(c)
1,210,000	3.698		04/24/20	1,205,607
1,485,000	3.933		04/23/21	1,481,235
540,000	4.441	(a)	04/24/23	536,977
800,000	4.892	(a)	04/24/25	784,382
The Sherwin-Williams Co.(a)
225,000	2.750		06/01/22	218,024
500,000	3.450		06/01/27	472,385
300,000	4.500		06/01/47	286,324

				5,287,900

Commercial Services – 0.1%
Rensselaer Polytechnic Institute
350,000	5.600		09/01/20	365,705

Computers(a) – 0.2%
Dell International LLC/EMC Corp.(c)
375,000	5.450		06/15/23	392,489
Hewlett Packard Enterprise Co.
525,000	4.900		10/15/25	535,866

				928,355

Diversified Financial Services – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,150,000	4.625		07/01/22	1,172,711
850,000	3.300	(a)	01/23/23	817,005
Huarong Finance 2017 Co. Ltd.
360,000	4.750		04/27/27	346,389
International Lease Finance Corp.(c)
575,000	7.125		09/01/18	578,751

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Synchrony Financial(a)
$100,000	4.250%		08/15/24	$ 98,031
1,298,000	4.500		07/23/25	1,274,779

				4,287,666

Electrical – 1.2%
Alliant Energy Finance LLC(a)(c)
375,000	3.750		06/15/23	374,931
100,000	4.250		06/15/28	99,974
Berkshire Hathaway Energy Co.(a)
475,000	3.250		04/15/28	451,748
Consumers Energy Co.(a)
850,000	3.950		05/15/43	839,021
Duke Energy Carolinas LLC(a)
475,000	3.950		03/15/48	460,013
Duke Energy Corp.(a)
1,175,000	3.150		08/15/27	1,090,641
Florida Power & Light Co.(a)
450,000	3.950		03/01/48	441,862
Pacific Gas & Electric Co.
225,000	3.300	(a)	03/15/27	203,287
150,000	6.050		03/01/34	161,981
350,000	4.000	(a)	12/01/46	301,630
Sempra Energy(a)(b)(3M USD LIBOR + 0.500%)
1,125,000	2.848		01/15/21	1,125,566
The Southern Co.(a)
1,050,000	3.250		07/01/26	985,606

				6,536,260

Gas(a)(c) – 0.1%
NiSource, Inc.
575,000	3.650		06/15/23	574,412

Healthcare Providers & Services(a) – 0.7%
Becton Dickinson & Co.
1,525,000	2.894		06/06/22	1,475,031
300,000	3.363		06/06/24	288,175
475,000	4.685		12/15/44	460,407
175,000	4.669		06/06/47	169,124
(3M USD LIBOR + 0.875%)
1,225,000	3.211	(b)	12/29/20	1,227,002

				3,619,739

Insurance – 0.7%
American International Group, Inc.(a)
375,000	4.200		04/01/28	366,889
AXA Equitable Holdings, Inc.(a)(c)
325,000	3.900		04/20/23	322,440
125,000	4.350		04/20/28	119,496
Great-West Lifeco Finance 2018 LP(a)(c)
325,000	4.047		05/17/28	327,556
MetLife, Inc.
150,000	4.050		03/01/45	139,311
Prudential Financial, Inc.(a)
525,000	3.878		03/27/28	518,976
Teachers Insurance & Annuity Association of America(c)
295,000	4.900		09/15/44	310,540
The Northwestern Mutual Life Insurance Co.(c)
800,000	6.063		03/30/40	994,752

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
XLIT Ltd.
$775,000	4.450%		03/31/25	$ 762,509

				3,862,469

Internet(a) – 0.2%
Amazon.com, Inc.
400,000	3.875		08/22/37	390,445
Symantec Corp.(c)
600,000	5.000		04/15/25	579,829

				970,274

Iron & Steel – 0.0%
ABJA Investment Co. Pte Ltd.
200,000	5.450		01/24/28	169,500

Machinery - Construction & Mining(a) – 0.1%
Oshkosh Corp.
425,000	4.600		05/15/28	423,937

Media – 1.3%
21st Century Fox America, Inc.
1,125,000	4.000		10/01/23	1,139,705
Altice Financing SA(a)(c)
600,000	6.625		02/15/23	589,500
Altice France SA(a)(c)
1,000,000	6.000		05/15/22	1,006,250
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,075,000	3.579		07/23/20	1,073,635
1,175,000	4.464		07/23/22	1,189,437
825,000	4.500		02/01/24	824,188
700,000	4.908		07/23/25	706,919
NBCUniversal Media LLC
458,000	4.450		01/15/43	432,960

				6,962,594

Mining(c) – 0.2%
Glencore Finance Canada Ltd.
650,000	4.250		10/25/22	657,339
Glencore Funding LLC
325,000	4.125		05/30/23	324,288

				981,627

Oil Field Services – 1.7%
Anadarko Petroleum Corp.
475,000	8.700		03/15/19	493,468
330,000	3.450	(a)	07/15/24	317,095
300,000	5.550	(a)	03/15/26	321,515
250,000	6.450		09/15/36	288,914
Canadian Natural Resources Ltd.(a)
775,000	3.850		06/01/27	756,136
Concho Resources, Inc.(a)
475,000	4.300		08/15/28	476,104
Continental Resources, Inc.(a)
1,100,000	4.500		04/15/23	1,117,875
Devon Energy Corp.(a)
250,000	3.250		05/15/22	245,755
380,000	5.600		07/15/41	409,896

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
Gazprom OAO Via Gaz Capital SA
	$240,000	7.288%		08/16/37	$ 270,000
Halliburton Co.(a)
	125,000	3.800		11/15/25	124,106
	250,000	4.850		11/15/35	258,516
Marathon Oil Corp.(a)
	600,000	4.400		07/15/27	602,122
Petroleos de Venezuela SA
	4,440,000	6.000		10/28/22	821,400
	1,660,000	5.375	(e)	04/12/27	374,636
Petroleos Mexicanos
EUR	410,000	5.125		03/15/23	524,882
	$300,000	6.500		03/13/27	307,626
Phillips 66(a)
	925,000	3.900		03/15/28	902,782
Pioneer Natural Resources Co.(a)
	410,000	3.950		07/15/22	414,687
Reliance Industries Ltd.(c)
	320,000	3.667		11/30/27	294,000

					9,321,515

Pharmaceuticals(a) – 1.6%
Allergan Funding SCS
	150,000	4.850		06/15/44	144,885
Bayer US Finance II LLC(c)
	950,000	3.875		12/15/23	950,040
	1,875,000	4.250		12/15/25	1,885,033
	1,375,000	4.375		12/15/28	1,377,615
CVS Health Corp.
	425,000	3.500		07/20/22	421,255
	1,025,000	3.375		08/12/24	989,458
	1,550,000	3.875		07/20/25	1,501,847
	175,000	5.125		07/20/45	177,324
	725,000	5.050		03/25/48	737,830
Valeant Pharmaceuticals International, Inc.(c)
	450,000	7.000		03/15/24	471,375

					8,656,662

Pipelines – 1.9%
Energy Transfer Partners LP(a)
	350,000	4.650		06/01/21	358,400
	875,000	4.200		09/15/23	874,570
	275,000	5.300		04/15/47	252,106
Enterprise Products Operating LLC(a)(b)(3M USD LIBOR + 3.708%)
	1,075,000	6.066		08/01/66	1,077,687
EQT Midstream Partners LP(a)
	1,125,000	4.750		07/15/23	1,123,187
Kinder Morgan Energy Partners LP(a)
	1,025,000	3.500		09/01/23	995,962
Kinder Morgan, Inc.
	500	7.750		01/15/32	611
MPLX LP(a)
	425,000	4.500		04/15/38	392,550
	175,000	4.700		04/15/48	162,261
Plains All American Pipeline LP/PAA Finance Corp.(a)
	600,000	3.650		06/01/22	588,145
	925,000	3.850		10/15/23	901,526

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Sabine Pass Liquefaction LLC(a)
$800,000	6.250%		03/15/22	$ 860,610
900,000	5.625		03/01/25	955,125
Sunoco Logistics Partners Operations LP(a)
200,000	4.250		04/01/24	198,108
Williams Partners LP(a)
915,000	3.600		03/15/22	910,528
600,000	3.900		01/15/25	585,314

				10,236,690

Real Estate Investment Trust – 1.1%
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	795,728
American Homes 4 Rent LP(a)
290,000	4.250		02/15/28	277,724
American Tower Corp.
300,000	3.400		02/15/19	300,807
China Evergrande Group(a)
480,000	8.750		06/28/25	421,973
Crown Castle International Corp.
575,000	5.250		01/15/23	601,867
1,275,000	3.150	(a)	07/15/23	1,220,527
150,000	3.650	(a)	09/01/27	139,523
Kaisa Group Holdings Ltd.(a)
200,000	9.375		06/30/24	152,250
National Retail Properties, Inc.(a)
400,000	4.000		11/15/25	392,439
Trust F/1401(a)(c)
300,000	5.250		12/15/24	294,375
VEREIT Operating Partnership LP(a)
575,000	3.000		02/06/19	574,876
750,000	4.125		06/01/21	760,372

				5,932,461

Retailing(a) – 0.2%
Dollar Tree, Inc.
775,000	4.000		05/15/25	757,410
Walmart, Inc.
375,000	4.050		06/29/48	377,621

				1,135,031

Semiconductors – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,100,000	3.000		01/15/22	1,069,927
Microchip Technology, Inc.(c)
525,000	3.922		06/01/21	525,872

				1,595,799

Software(a) – 0.2%
Microsoft Corp.
800,000	3.125		11/03/25	785,924
Oracle Corp.
600,000	4.000		07/15/46	566,148

				1,352,072

Telecommunication Services – 2.6%
AT&T, Inc.(a)
1,375,000	3.000		06/30/22	1,334,845
400,000	4.450		04/01/24	403,824
1,700,000	3.400		05/15/25	1,594,157

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc.(a) – (continued)
$600,000	4.125%	02/17/26	$ 586,449
250,000	5.450	03/01/47	245,396
Digicel Ltd.(a)(c)
200,000	6.000	04/15/21	180,500
800,000	6.750	03/01/23	664,000
Nokia OYJ
579,000	4.375	06/12/27	541,977
Sprint Communications, Inc.(c)
250,000	7.000	03/01/20	259,375
T-Mobile USA, Inc.(a)
550,000	4.500	02/01/26	513,562
Telecom Italia Capital SA
50,000	7.200	07/18/36	51,500
Telefonica Emisiones SAU
150,000	5.462	02/16/21	156,984
Verizon Communications, Inc.
975,000	2.625	08/15/26	865,352
2,455,000	4.329 (c)	09/21/28	2,433,153
300,000	5.250	03/16/37	308,100
50,000	4.125	08/15/46	42,893
50,000	4.862	08/21/46	47,779
1,030,000	5.012	04/15/49	1,003,066
Vodafone Group PLC
1,525,000	3.750	01/16/24	1,511,968
Wind Tre SpA(a)(c)
1,600,000	5.000	01/20/26	1,260,000

			14,004,880

Transportation(a) – 0.1%
Union Pacific Corp.
725,000	3.950	09/10/28	728,461

TOTAL CORPORATE OBLIGATIONS (Cost $156,086,466)			$151,534,239

Mortgage-Backed Obligations – 31.1%
Collateralized Mortgage Obligations – 4.5%
Interest Only(f) – 1.1%
FHLMC REMIC Series 4314, Class SE(b)(-1x1M LIBOR + 6.050%)
$939,534	4.131%	03/15/44	$ 148,162
FHLMC REMIC Series 4320, Class SD(b)(-1x1M LIBOR + 6.100%)
4,363,409	4.181	07/15/39	559,001
FHLMC REMIC Series 4431, Class ST(b)(-1x1M LIBOR + 6.100%)
687,019	4.181	01/15/45	102,967
FHLMC REMIC Series 4583, Class ST(b)(-1x1M LIBOR + 6.000%)
1,870,193	3.927	05/15/46	307,545
FHLMC STRIPS Series 304, Class C45
325,034	3.000	12/15/27	28,043
FNMA REMIC Series 2011-124, Class SC(b)(-1x1M LIBOR + 6.550%)
508,164	4.590	12/25/41	81,020
FNMA REMIC Series 2012-5, Class SA(b)(-1x1M LIBOR + 5.950%)
697,863	3.990	02/25/42	97,170
FNMA REMIC Series 2012-88, Class SB(b)(-1x1M LIBOR + 6.670%)
467,548	4.710	07/25/42	80,182
FNMA REMIC Series 2013-121, Class SA(b)(-1x1M LIBOR + 6.100%)
582,621	4.140	12/25/43	75,503
FNMA REMIC Series 2013-130, Class SN(b)(-1x1M LIBOR + 6.650%)
943,057	4.690	10/25/42	142,400
FNMA REMIC Series 2014-6, Class SA(b)(-1x1M LIBOR + 6.600%)
538,530	4.640	02/25/44	90,842

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FNMA REMIC Series 2014-87, Class MS(b)(-1x1M LIBOR + 6.250%)
$910,621	4.290%	01/25/45	$ 122,803
FNMA REMIC Series 2015-28, Class PS(b)(-1x1M LIBOR + 5.600%)
1,587,081	3.640	08/25/44	209,687
FNMA REMIC Series 2015-79, Class SA(b)(-1x1M LIBOR + 6.250%)
471,692	4.290	11/25/45	63,649
FNMA REMIC Series 2015-86, Class BS(b)(-1x1M LIBOR + 5.700%)
282,791	3.740	11/25/45	31,976
FNMA REMIC Series 2016-1, Class SJ(b)(-1x1M LIBOR + 6.150%)
1,344,327	4.059	02/25/46	230,329
FNMA REMIC Series 2016-69, Class BS(b)(-1x1M LIBOR + 6.100%)
2,888,237	4.140	10/25/46	374,473
GNMA REMIC Series 2010-101, Class S(b)(-1x1M LIBOR + 6.000%)
505,855	4.052	08/20/40	72,372
GNMA REMIC Series 2010-20, Class SE(b)(-1x1M LIBOR + 6.250%)
1,061,516	4.302	02/20/40	157,877
GNMA REMIC Series 2010-31, Class SA(b)(-1x1M LIBOR + 5.750%)
397,832	3.803	03/20/40	50,898
GNMA REMIC Series 2012-149, Class MS(b)(-1x1M LIBOR + 6.250%)
112,536	4.166	12/20/42	16,299
GNMA REMIC Series 2013-134, Class DS(b)(-1x1M LIBOR + 6.100%)
144,658	4.016	09/20/43	20,516
GNMA REMIC Series 2013-152, Class SG(b)(-1x1M LIBOR + 6.150%)
452,659	4.066	06/20/43	63,911
GNMA REMIC Series 2013-167, Class SG(b)(-1x1M LIBOR + 6.150%)
210,558	4.202	11/20/43	29,734
GNMA REMIC Series 2013-181, Class SA(b)(-1x1M LIBOR + 6.100%)
601,796	4.152	11/20/43	86,906
GNMA REMIC Series 2014-132, Class SL(b)(-1x1M LIBOR + 6.100%)
738,054	4.016	10/20/43	96,880
GNMA REMIC Series 2014-133, Class BS(b)(-1x1M LIBOR + 5.600%)
364,124	3.652	09/20/44	43,388
GNMA REMIC Series 2014-162, Class SA(b)(-1x1M LIBOR + 5.600%)
344,382	3.652	11/20/44	41,923
GNMA REMIC Series 2014-188, Class IB
864,631	4.000	12/20/44	145,852
GNMA REMIC Series 2014-41, Class SA(b)(-1x1M LIBOR + 6.100%)
164,890	4.016	03/20/44	24,245
GNMA REMIC Series 2015-110, Class MS(b)(-1x1M LIBOR + 5.710%)
2,441,927	3.626	08/20/45	316,555
GNMA REMIC Series 2015-111, Class IM
1,049,532	4.000	08/20/45	180,043
GNMA REMIC Series 2015-117, Class KI
1,639,758	5.000	08/20/45	368,854
GNMA REMIC Series 2015-119, Class SN(b)(-1x1M LIBOR + 6.250%)
495,704	4.302	08/20/45	75,384
GNMA REMIC Series 2015-123, Class SP(b)(-1x1M LIBOR + 6.250%)
524,727	4.166	09/20/45	77,796
GNMA REMIC Series 2015-126, Class HS(b)(-1x1M LIBOR + 6.200%)
229,639	4.116	09/20/45	33,486
GNMA REMIC Series 2015-14, Class IO
789,659	5.000	10/20/44	178,214
GNMA REMIC Series 2015-167, Class AS(b)(-1x1M LIBOR + 6.250%)
375,850	4.166	11/20/45	55,746
GNMA REMIC Series 2015-168, Class SD(b)(-1x1M LIBOR + 6.200%)
245,644	4.116	11/20/45	36,555
GNMA REMIC Series 2015-57, Class AS(b)(-1x1M LIBOR + 5.600%)
2,005,604	3.652	04/20/45	247,875
GNMA REMIC Series 2015-64, Class SG(b)(-1x1M LIBOR + 5.600%)
1,290,733	3.516	05/20/45	184,503
GNMA REMIC Series 2016-109, Class IH
1,495,547	4.000	10/20/45	268,984

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2016-27, Class IA
	$778,845	4.000%	06/20/45	$ 123,118
GNMA REMIC Series 2016-6, Class SB(b)(-1x1M LIBOR + 5.650%)
	695,388	3.702	01/20/46	85,617

				5,829,283

Regular Floater(b) – 0.0%
FNMA REMIC Series 2011-63, Class FG(1M LIBOR + 0.450%)
	125,093	2.410	07/25/41	125,860

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2005-70, Class PA
	66,536	5.500	08/25/35	72,403
FNMA REMIC Series 2011-52, Class GB
	509,715	5.000	06/25/41	543,685
FNMA REMIC Series 2012-111, Class B
	45,431	7.000	10/25/42	51,231
FNMA REMIC Series 2012-153, Class B
	121,337	7.000	07/25/42	137,361

				804,680

Sequential Floating Rate(b) – 3.3%
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3(1M USD LIBOR + 0.250%)
	1,871,083	2.210	11/25/36	1,403,169
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(c)(g)(3M EURIBOR + 2.750%)
EUR	889,457	2.750	04/20/20	1,035,592
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1(1M LIBOR + 0.140%)
	$384,121	2.100	07/25/47	375,128
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A(1M USD LIBOR + 0.200%)
	1,659,163	2.148	10/19/36	1,520,990
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A(c)(1M LIBOR + 0.830%)
	2,000,000	2.791	06/15/35	1,996,998
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3(1M USD LIBOR + 3.300%)
	260,000	5.260	10/25/27	290,035
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3(1M USD LIBOR + 3.250%)
	1,000,000	5.210	05/25/25	1,129,240
Harben Finance PLC Series 2017-1X, Class A(3M GBP LIBOR + 0.800%)
GBP	963,168	1.423	08/20/56	1,274,977
London Wall Mortgage Capital PLC Series 2017-FL1, Class A(3M GBP LIBOR + 0.850%)
	2,333,362	1.397	11/15/49	3,083,871
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B(12M MTA + 1.200%)
	$211,490	2.664	12/25/46	209,219
Ripon Mortgages PLC Series 1X, Class A1(3M GBP LIBOR + 0.800%)
GBP	338,954	1.423	08/20/56	449,435
Ripon Mortgages PLC Series 1X, Class A2(3M GBP LIBOR + 0.800%)
	2,943,545	1.423	08/20/56	3,897,141

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Station Place Securitization Trust Series 2015-2, Class A(c)(1M USD LIBOR + 0.550%)
$950,000	2.468%	07/15/19	$ 950,000

			17,615,795

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 24,375,618

Federal Agencies – 26.6%
Adjustable Rate FHLMC(b) – 0.0%
FHLMC(12M USD LIBOR + 1.768%)
36,964	3.517	09/01/35	38,044

FHLMC – 0.3%
154,660	6.000	08/01/27	169,020
15,735	5.000	08/01/33	16,779
3,043	5.000	09/01/33	3,245
4,132	5.000	10/01/33	4,406
2,074	6.000	12/01/33	2,321
4,010	5.000	11/01/34	4,276
230,927	5.000	12/01/34	246,259
5,955	5.000	07/01/35	6,350
3,195	5.000	11/01/35	3,407
24,191	6.500	08/01/37	27,331
98,474	6.500	10/01/37	111,743
21,109	6.500	09/01/38	23,844
152,395	6.000	01/01/39	169,883
150,972	7.000	02/01/39	172,556
43,151	5.000	03/01/39	46,086
9,268	5.000	05/01/39	9,898
29,970	5.000	04/01/40	32,038
5,056	5.000	08/01/40	5,403
590,378	5.500	08/01/40	644,430
66,300	4.000	02/01/41	68,159
801	5.000	04/01/41	859
4,544	5.000	06/01/41	4,854

			1,773,147

FNMA – 16.1%
7,450	6.000	06/01/21	7,706
22,529	5.000	08/01/23	23,338
10,193	5.500	09/01/23	10,577
6,269	5.500	10/01/23	6,512
43,690	5.000	02/01/24	45,007
34,868	5.500	05/01/25	35,419
41,118	6.000	12/01/32	45,421
784	5.500	03/01/33	848
80,054	5.500	04/01/33	87,054
207	6.000	05/01/33	228
2,136	5.000	08/01/33	2,279
593	5.500	09/01/33	645
19,599	5.500	12/01/33	21,347
104	6.000	12/01/33	116
696	5.500	02/01/34	758
8,671	6.000	02/01/34	9,592
1,229	5.500	03/01/34	1,342
142	5.500	04/01/34	154
3,715	5.500	09/01/34	4,051
1,299	5.500	10/01/34	1,413
4,566	5.500	12/01/34	4,979

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$27,858	5.000%	04/01/35		$ 29,808
152	6.000	04/01/35		169
3,174	5.500	05/01/35		3,452
1,500	5.500	07/01/35		1,634
99,979	6.000	07/01/35		111,062
874	5.500	09/01/35		951
119,278	6.000	09/01/35		131,505
3,286	6.000	03/01/36		3,648
4,953	6.000	04/01/36		5,496
62	5.500	02/01/37		67
99	5.500	04/01/37		108
3,416	5.000	02/01/38		3,628
8,589	5.500	02/01/38		9,264
184	5.500	03/01/38		201
53	5.500	06/01/38		58
117	5.500	07/01/38		127
136	5.500	08/01/38		148
108	5.500	09/01/38		118
118,120	6.000	11/01/38		129,246
39	5.500	12/01/38		42
46,645	6.000	12/01/38		51,718
11,390	4.500	02/01/39		11,935
93,007	7.000	03/01/39		105,348
10,549	4.500	04/01/39		11,099
2,444	5.500	06/01/39		2,665
28,256	5.000	07/01/39		30,274
11,269	4.500	08/01/39		11,856
408,727	5.000	10/01/39		437,912
2,184	5.500	11/01/39		2,381
155,496	4.500	12/01/39		163,599
142,490	4.500	06/01/40		149,798
63,216	4.500	08/01/41		66,461
139,976	5.000	12/01/41		149,074
79,264	3.000	12/01/42		77,605
188,586	3.000	01/01/43		184,638
53,600	3.000	02/01/43		52,528
18,327	3.000	03/01/43		17,961
263,159	3.000	04/01/43		257,896
42,494	3.000	05/01/43		41,643
61,986	3.000	06/01/43		60,746
17,812	3.000	07/01/43		17,439
61,425	5.000	06/01/44		65,266
26,478	3.500	03/01/45		26,442
626,236	3.000	04/01/45		609,504
2,687,303	4.500	04/01/45		2,828,597
307,674	4.500	05/01/45		323,851
1,790,202	4.500	06/01/45		1,876,775
813,285	4.000	11/01/45		832,164
99,114	4.000	01/01/46		101,415
256,814	4.000	03/01/46		262,484
178,075	4.000	06/01/46		181,826
45,215	4.000	08/01/46		46,167
286,257	4.000	10/01/46		292,285
12,990,690	4.500	04/01/47		13,551,928
977,881	4.500	07/01/47		1,019,670
1,882,409	4.500	08/01/47		1,962,853
9,000,003	4.500	06/01/48		9,376,878
1,000,000	3.500	TBA-30yr	(h)	995,156
24,000,000	4.500	TBA-30yr	(h)	24,990,000
13,000,000	5.000	TBA-30yr	(h)	13,771,875

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$11,000,000	4.000%	TBA-30yr	(h)	$ 11,214,843

				86,974,073

GNMA – 10.2%
34,675	5.500	11/15/32		37,503
20,374	5.500	01/15/33		22,001
51,851	5.500	02/15/33		56,283
51,818	5.500	03/15/33		56,248
52,827	5.500	07/15/33		57,320
24,656	5.500	08/15/33		26,764
16,227	5.500	09/15/33		17,615
35,214	5.500	04/15/34		38,228
8,595	5.500	05/15/34		9,330
228,717	5.500	09/15/34		248,293
224,175	5.500	12/15/34		243,362
163,503	5.500	01/15/35		177,497
901	5.500	05/15/36		970
9,266	4.000	02/20/41		9,576
14,114	4.000	11/20/41		14,587
2,339	4.000	01/20/42		2,416
7,502	4.000	04/20/42		7,751
4,199	4.000	10/20/42		4,336
1,304,643	4.000	08/20/43		1,347,503
1,623,507	4.000	10/20/43		1,675,827
8,060	4.000	03/20/44		8,310
9,749	4.000	05/20/44		10,051
675,464	4.000	11/20/44		696,387
153,504	4.000	12/20/44		158,259
44,821	4.000	05/20/45		46,168
176,444	4.000	07/20/45		181,689
1,497,565	4.000	08/20/45		1,541,614
1,129,453	4.000	09/20/45		1,162,675
1,984,588	4.000	10/20/45		2,042,963
1,018,258	4.000	01/20/46		1,048,209
246,082	4.000	02/20/46		253,320
734,348	4.000	07/20/47		753,653
19,000,000	4.000	TBA-30yr	(h)	19,440,859
23,000,000	4.500	TBA-30yr	(h)	23,903,829

				55,301,396

TOTAL FEDERAL AGENCIES				$144,086,660

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $167,682,098)				$168,462,278

Agency Debentures – 2.7%
FHLB
$2,400,000	4.625%	09/11/20		$ 2,499,857
400,000	5.375	08/15/24		454,428
FNMA
4,000,000	1.875	09/24/26		3,646,920
800,000	6.250	05/15/29		1,026,368
Hashemite Kingdom of Jordan Government AID Bond(i)
1,600,000	2.503	10/30/20		1,589,232
Israel Government AID Bond(i)
2,000,000	5.500	09/18/23		2,251,700
300,000	5.500	12/04/23		338,316
877,000	5.500	04/26/24		994,597
40,000	5.500	09/18/33		50,499

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – (continued)
NCUA Guaranteed Notes Series A4(i)
$600,000	3.000%	06/12/19	$ 602,967
Tennessee Valley Authority
1,200,000	3.875	02/15/21	1,235,436

TOTAL AGENCY DEBENTURES (Cost $14,997,982)			$ 14,690,320

Asset-Backed Securities(b) – 15.8%
Collateralized Loan Obligations(c) – 7.3%
ACIS CLO Ltd. Series 2013-1A, Class A1(3M USD LIBOR + 0.870%)
$718,920	2.604%	04/18/24	$ 718,896
ACIS CLO Ltd. Series 2013-1A, Class B(3M USD LIBOR + 1.950%)
597,200	3.684	04/18/24	597,268
ACIS CLO Ltd. Series 2013-1A, Class C(3M USD LIBOR + 2.950%)
377,200	4.684	04/18/24	377,279
BlueMountain CLO Ltd. Series 2014-2A, Class AR(3M USD LIBOR + 0.930%)
3,050,000	2.675	07/20/26	3,050,265
CBAM Ltd. Series 2017-3A, Class A(3M USD LIBOR + 1.230%)
3,450,000	2.762	10/17/29	3,453,491
Crown Point CLO Ltd. Series 2015-3A, Class A1AR(3M USD LIBOR + 0.910%)
3,200,000	2.632	12/31/27	3,199,965
Cutwater Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.250%)
3,000,000	2.972	07/15/26	3,000,432
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR(3M USD LIBOR + 0.900%)
2,150,000	3.248	04/15/29	2,143,647
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(3M USD LIBOR + 1.390%)
1,800,000	3.135	07/25/27	1,799,978
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(3M USD LIBOR + 0.750%)
4,050,000	3.089	04/15/29	4,006,523
NewMark Capital Funding CLO Ltd. Series 2013-1A, Class A2(3M USD LIBOR + 1.120%)
1,057,669	3.137	06/02/25	1,057,711
OCP CLO Ltd. Series 2012-2A, Class A1R(3M USD LIBOR + 1.400%)
1,500,000	3.304	11/22/25	1,502,213
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(3M USD LIBOR + 0.930%)
290,114	2.652	04/17/25	290,104
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A(1M USD LIBOR + 0.850%)
850,000	2.830	06/25/35	850,272
Recette CLO Ltd. Series 2015-1A, Class AR(3M USD LIBOR + 0.920%)
4,350,000	2.665	10/20/27	4,344,850
Regatta IV Funding Ltd. Series 2014-1A, Class A1R(3M USD LIBOR + 1.020%)
1,550,000	2.765	07/25/26	1,550,122
Voya CLO Ltd. Series 2014-4A, Class A1R(3M USD LIBOR + 0.950%)
4,450,000	2.672	10/14/26	4,445,439
Whitehorse Ltd. Series 2014-9A, Class AR(3M USD LIBOR + 1.160%)
3,450,000	2.891	07/17/26	3,450,355

			39,838,810

Home Equity – 0.7%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(1M LIBOR + 0.800%)
6,264	2.760	10/27/32	6,152

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (b) – (continued)
Home Equity – (continued)
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(1M USD LIBOR + 0.660%)
$2,011	2.620%	10/25/32	$ 2,008
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(1M USD LIBOR + 0.620%)
1,210	2.580	01/25/32	1,190
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
24,400	6.951	09/25/37	24,621
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
28,192	6.804	09/25/37	28,801
Home Equity Asset Trust Series 2002-1, Class A4(1M USD LIBOR + 0.600%)
257	2.560	11/25/32	248
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3(1M USD LIBOR + 0.230%)
1,400,000	2.190	04/25/37	1,293,938
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A(1M USD LIBOR + 0.220%)
3,267,806	2.180	04/25/37	1,369,334
Renaissance Home Equity Loan Trust Series 2003-2, Class A(1M USD LIBOR + 0.880%)
1,069	2.840	08/25/33	1,047
Renaissance Home Equity Loan Trust Series 2003-3, Class A(1M USD LIBOR + 0.500%)
2,910	2.960	12/25/33	2,871
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4(1M USD LIBOR + 0.170%)
1,025,724	2.130	01/25/37	998,667

			3,728,877

Student Loan – 7.8%
Academic Loan Funding Trust Series 2012-1A, Class A2(c)(1M USD LIBOR + 1.100%)
2,604,824	3.060	12/27/44	2,610,958
Access Group, Inc. Series 2004-1, Class A2(3M USD LIBOR + 0.210%)
2,057,739	2.496	09/26/33	2,013,501
ECMC Group Student Loan Trust Series 2016-1A, Class A(c)(1M USD LIBOR + 1.350%)
1,952,290	3.310	07/26/66	1,984,184
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(c)(1M USD LIBOR + 0.800%)
1,164,071	2.760	10/25/56	1,168,416
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(c)(1M USD LIBOR + 1.350%)
2,600,000	3.310	03/25/36	2,644,838
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(c)(1M USD LIBOR + 1.000%)
1,650,000	2.960	04/25/33	1,660,066
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3(1M USD LIBOR + 1.050%)
1,500,000	2.998	07/20/43	1,507,453
Navient Student Loan Trust Series 2016-5A, Class A(c)(1M USD LIBOR + 1.250%)
4,348,673	3.210	06/25/65	4,462,462
Navient Student Loan Trust Series 2016-7A, Class A(c)(1M USD LIBOR + 1.150%)
2,182,467	3.110	03/25/66	2,223,364
Navient Student Loan Trust Series 2017-2A, Class A(c)(1M USD LIBOR + 1.050%)
4,604,777	3.010	12/27/66	4,674,370

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities (b) – (continued)
Student Loan – (continued)
Nelnet Student Loan Trust Series 2006-1, Class A6(c)(3M USD LIBOR + 0.450%)
	$2,600,000	2.370%	08/23/36	$ 2,543,673
PHEAA Student Loan Trust Series 2016-1A, Class A(c)(1M USD LIBOR + 1.150%)
	2,001,323	3.110	09/25/65	2,031,915
Scholar Funding Trust Series 2010-A, Class A(c)(3M USD LIBOR + 0.750%)
	493,606	2.510	10/28/41	491,788
SLM Student Loan Trust Series 2003-7A, Class A5A(c)(3M USD LIBOR + 1.200%)
	1,858,417	3.325	12/15/33	1,880,688
SLM Student Loan Trust Series 2004-8A, Class A6(c)(3M USD LIBOR + 0.630%)
	1,300,000	2.375	01/25/40	1,307,346
SLM Student Loan Trust Series 2005-4, Class A3(3M USD LIBOR + 0.120%)
	309,173	1.865	01/25/27	308,044
SLM Student Loan Trust Series 2005-5, Class A4(3M USD LIBOR + 0.140%)
	1,650,000	1.885	10/25/28	1,644,086
SLM Student Loan Trust Series 2006-10, Class A5A(3M USD LIBOR + 0.100%)
	660,728	1.845	04/25/27	660,010
SLM Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.110%)
	271,954	1.855	07/25/25	271,954
SLM Student Loan Trust Series 2007-7, Class A4(3M USD LIBOR + 0.330%)
	938,234	2.075	01/25/22	922,717
SLM Student Loan Trust Series 2008-2, Class A3(3M USD LIBOR + 0.750%)
	258,303	2.495	04/25/23	257,415
SLM Student Loan Trust Series 2008-4, Class A4(3M USD LIBOR + 1.650%)
	615,898	3.395	07/25/22	629,670
SLM Student Loan Trust Series 2008-5, Class A4(3M USD LIBOR + 1.700%)
	1,899,345	3.445	07/25/23	1,947,852
SLM Student Loan Trust Series 2008-6, Class A4(3M USD LIBOR + 1.100%)
	1,314,018	2.845	07/25/23	1,324,778
SLM Student Loan Trust Series 2008-8, Class A4(3M USD LIBOR + 1.500%)
	850,000	3.245	04/25/23	865,797

				42,037,345

TOTAL ASSET-BACKED SECURITIES (Cost $84,382,181)				$ 85,605,032

Foreign Debt Obligations – 1.0%
Sovereign – 1.0%
Dominican Republic
DOP	100,000	10.375%	03/04/22	$ 2,100
	300,000	14.500	02/10/23	7,059
	100,000	11.375	07/06/29	2,142

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Ecuador Government International Bond
	$360,000	9.625%		06/02/27	$ 334,800
Perusahaan Penerbit SBSN(c)
	220,000	4.150		03/29/27	212,025
Republic of Argentina
EUR	410,000	5.250		01/15/28	408,774
	40,000	2.260	(j)	12/31/38	27,373
	$200,000	2.500	(j)	12/31/38	113,400
EUR	100,000	6.250		11/09/47	90,797
	$1,100,000	6.875		01/11/48	827,750
	70,000	7.125	(k)	06/28/17	53,445
Republic of Ecuador(c)
	300,000	8.875		10/23/27	266,250
	260,000	7.875		01/23/28	217,750
Republic of Indonesia(c)
EUR	250,000	2.150		07/18/24	294,140
	$1,060,000	4.750		01/08/26	1,074,575
Republic of South Africa
ZAR	1,650,000	8.000		01/31/30	109,848
	4,340,000	7.000		02/28/31	262,096
	4,894,000	8.250		03/31/32	324,900
	1,520,000	8.875		02/28/35	104,635
	2,515,000	6.250		03/31/36	132,439
	40,000	9.000		01/31/40	2,742
	870,000	6.500		02/28/41	45,174
	2,330,000	8.750		01/31/44	155,043
Republic of Sri Lanka
	$200,000	6.850		11/03/25	193,250
Republic of Venezuela(e)
	140,000	6.000		12/09/20	36,400
United Mexican States
MXN	3,046,400	6.500		06/10/21	148,402
	404,700	8.000		12/07/23	20,641
	1,125,400	7.750		11/23/34	56,999
	48,700	8.000		11/07/47	2,523

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $5,960,310)					$ 5,527,472

Structured Notes(c)(l) – 0.5%
Arab Republic of Egypt (Issuer Citibank NA)
	$10,000,000	0.000		11/01/18	$ 525,070
	34,100,000	0.000		01/17/19	1,723,451
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA)
	11,525,000	0.000		02/07/19	576,604

TOTAL STRUCTURED NOTES (Cost $2,880,178)					$ 2,825,125

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 1.3%
California(a) – 0.4%
California State GO Bonds Build America Taxable Series 2009
$210,000	7.550%	04/01/39	$ 309,674
California State GO Bonds Build America Taxable Series 2010
625,000	7.950	03/01/36	674,175
East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
900,000	5.874	06/01/40	1,141,056

			2,124,905

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010(a)
115,000	6.630	02/01/35	121,855
730,000	7.350	07/01/35	815,125
Illinois State GO Bonds Taxable-Pension Series 2003
965,000	5.100	06/01/33	913,238

			1,850,218

Minnesota(a)(b) – 0.1%
Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1(3M USD LIBOR + 0.100%)
387,565	1.860	04/28/30	385,846

New York(a) – 0.1%
Port Authority of New York & New Jersey Consolidated Bonds-192 Series 2015
375,000	4.810	10/15/65	422,032

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
250,000	6.270	02/15/50	318,863

Puerto Rico – 0.3%
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A(a)
10,000	5.750	07/01/41	4,200
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A(a)
15,000	5.500	07/01/32	6,375
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B(a)
10,000	5.750	07/01/38	4,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A(a)
860,000	5.750	07/01/28	361,200
170,000	5.000	07/01/41	68,850
Puerto Rico Commonwealth GO Bonds Series 2014 A(a)
445,000	8.000	07/01/35	180,225
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A(a)
10,000	5.250	07/01/27	4,250
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2007 B(a)
40,000	6.050	08/01/37	34,350
15,000	6.050	08/01/39	12,881
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2007 C(a)
190,000	6.000	08/01/31	163,162
35,000	6.000	08/01/32	30,056
95,000	6.000	08/01/38	81,581

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2008 A(a)
$10,000	6.130%		08/01/28	$ 8,588
35,000	6.130		08/01/29	30,056
45,000	6.130		08/01/30	38,644
40,000	6.130		08/01/37	34,350
70,000	6.130		08/01/38	60,112
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2009 C(a)
25,000	5.750		08/01/57	21,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C
20,000	5.000		08/01/21	17,200
90,000	5.000	(a)	08/01/40	77,400
195,000	5.250	(a)	08/01/40	167,700
95,000	5.000	(a)	08/01/46	81,700
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 D(a)
20,000	4.850		08/01/36	16,825
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A(a)
70,000	6.750		08/01/32	31,325
35,000	5.750		08/01/37	15,662
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A(a)
25,000	4.500		08/01/21	11,188
5,000	5.500		08/01/37	2,238
40,000	5.500		08/01/42	17,900
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C(a)
15,000	5.375		08/01/38	6,713
290,000	6.000		08/01/39	129,775
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1(a)
150,000	5.000		08/01/43	67,125
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A(a)
15,000	5.500		08/01/28	6,713

				1,794,094

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $6,664,452)				$ 6,895,958

U.S. Treasury Obligations – 23.4%
United States Treasury Bonds
$3,960,000	2.750%		11/15/42	$ 3,805,995
5,990,000	3.625	(m)	02/15/44	6,678,910
4,120,000	3.125		08/15/44	4,228,315
2,080,000	3.000		11/15/44	2,087,446
9,410,000	2.875	(m)	11/15/46	9,214,084
4,400,000	3.000		05/15/47	4,413,288
4,390,000	2.750		11/15/47	4,188,850
United States Treasury Notes
68,060,000	2.125		07/31/24	65,524,086
1,210,000	2.375		08/15/24	1,181,480
9,190,000	2.125		11/30/24	8,825,341
4,240,000	2.875		04/30/25	4,257,215
3,980,000	2.000		11/15/26	3,730,732
7,300,000	2.250		02/15/27	6,968,361
United States Treasury Strip Coupon(l)
2,800,000	0.000		02/15/35	1,703,184

TOTAL U.S. TREASURY OBLIGATIONS (Cost $129,783,192)				$126,807,287

Shares	Distribution Rate	Value
Investment Company(n) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,507,330	1.869%	$ 1,507,330
(Cost $1,507,330)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $569,944,189)		$563,855,041

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 10.8%
Certificates of Deposit(b) – 1.4%
Mizuho Bank Ltd.
$5,000,000	2.445%	10/05/18	$ 5,003,015
Sumitomo Mitsui Trust Bank Ltd.
2,787,000	2.452	10/12/18	2,787,538

			7,790,553

Commercial Paper – 9.4%
AT&T, Inc.(l)
1,150,000	0.000	10/09/18	1,141,431
2,500,000	0.000	05/28/19	2,430,024
Australia & New Zealand Banking Group Ltd.(b)
1,700,000	2.200	07/09/18	1,700,132
BAT International Finance PLC(l)
4,000,000	0.000	08/07/18	3,989,674
BPCE SA(l)
5,000,000	0.000	08/06/18	4,989,275
Ciesco LLC(l)
2,801,000	0.000	07/12/18	2,798,969
CRC Funding LLC(l)
2,801,000	0.000	07/11/18	2,799,153
Duke Energy Corp.(l)
1,500,000	0.000	08/27/18	1,493,984
Eastman Chemical Co.(l)
1,250,000	0.000	07/06/18	1,249,453
Fairway Finance Corp.(l)
1,150,000	0.000	07/18/18	1,148,766
Hewlett Packard Enterprise Co.(l)
1,362,000	0.000	07/10/18	1,361,193
1,363,000	0.000	07/11/18	1,362,117
HP, Inc.(l)
1,500,000	0.000	07/23/18	1,498,026
Mondelez International, Inc.(l)
2,400,000	0.000	10/01/18	2,383,945
Nutrien Ltd.(l)
548,000	0.000	07/16/18	547,352
807,000	0.000	07/18/18	805,930

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Old Line Funding LLC(l)
$5,602,000	0.000%	07/16/18	$ 5,596,622
Schlumberger Holdings(l)
3,000,000	0.000	09/21/18	2,982,822
Schlumberger Holdings Corp.(l)
1,000,000	0.000	08/22/18	996,502
Sempra Energy Holdings(l)
538,000	0.000	07/31/18	536,873
Suncor Energy, Inc.(l)
817,000	0.000	07/03/18	816,797
700,000	0.000	08/21/18	697,497
The Southern Co.(l)
1,091,000	0.000	08/30/18	1,086,383
Thunder Bay Funding LLC(l)
2,800,000	0.000	08/15/18	2,792,225
VW Credit, Inc.(l)
1,809,000	0.000	08/13/18	1,803,562
1,900,000	0.000	09/20/18	1,888,930

			50,897,637

TOTAL SHORT-TERM INVESTMENTS (Cost $58,684,127)			$ 58,688,190

TOTAL INVESTMENTS – 114.9% (Cost $628,628,316)			$622,543,231

LIABILITIES IN EXCESS OF OTHER ASSETS – (14.9)%			(80,756,894)

NET ASSETS – 100.0%			$541,786,337

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $107,537,974, which represents approximately 19.9% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(d)	Actual maturity date is September 15, 2166.

(e)	Security is currently in default and/or non-income producing.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $94,316,562 which represents approximately 17.4% of the Fund’s net assets as of June 30, 2018.

(i)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,827,311, which represents approximately 1.1% of the Fund’s net assets as of June 30, 2018.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2018.

(k)	Actual maturity date is June 28, 2117.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(m)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(n)	Represents an affiliated issuer.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

LP	— Limited Partnership
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	1,889,831	NZD	2,029,519	$1,398,913	09/19/18	$24,208
	AUD	651,178	USD	481,015	482,023	09/19/18	1,007
	BRL	1,499,094	USD	383,150	386,649	07/03/18	3,499
	CAD	193,368	EUR	124,245	147,289	09/19/18	1,310
	CAD	934,747	USD	708,239	711,997	09/19/18	3,759
	CHF	2,377,722	EUR	2,049,795	2,417,826	09/19/18	9,463
	CHF	939,205	USD	954,118	955,046	09/19/18	928
	EUR	822,246	AUD	1,293,861	966,080	09/19/18	8,323
	EUR	1,228,275	CAD	1,888,892	1,443,136	09/19/18	4,364
	EUR	822,376	CNH	6,167,925	966,233	09/19/18	39,332
	EUR	405,198	CZK	10,442,355	476,079	09/19/18	4,622
	EUR	3,676,755	GBP	3,225,340	4,319,924	09/19/18	47,963
	EUR	415,034	HUF	136,580,990	487,635	09/19/18	995
	EUR	410,136	JPY	52,595,058	481,881	09/19/18	4,147
	EUR	1,623,336	NOK	15,389,604	1,907,304	09/19/18	11,618
	EUR	3,275,256	NZD	5,504,776	3,848,194	09/19/18	119,504
	EUR	1,143,799	PLN	4,959,708	1,343,882	09/19/18	18,046
	EUR	4,810,190	SEK	49,523,285	5,651,629	09/19/18	88,237
	EUR	1,475,274	USD	1,723,159	1,730,821	08/31/18	7,661
	EUR	6,867,330	USD	8,017,099	8,068,623	09/19/18	51,524
	GBP	141,902	AUD	251,209	187,949	09/19/18	1,996
	GBP	368,888	USD	486,861	487,835	08/14/18	974
	JPY	52,427,604	EUR	405,068	476,213	09/19/18	288
	KRW	167,479,435	USD	150,038	150,365	07/05/18	327
	KRW	2,115,691,190	USD	1,893,016	1,900,798	07/26/18	7,782
	KRW	1,708,439,905	USD	1,534,056	1,535,221	08/03/18	1,165
	MXN	30,795,043	USD	1,468,499	1,531,089	09/19/18	62,590
	NOK	13,472,104	USD	1,652,218	1,659,489	09/19/18	7,271
	RUB	6,729,364	USD	105,688	106,619	08/15/18	931
	RUB	45,289,841	USD	708,168	717,168	08/20/18	8,999
	SGD	1,515,671	USD	1,111,593	1,114,349	09/19/18	2,756
	TRY	7,518,775	USD	1,561,452	1,581,513	09/19/18	20,061
	USD	1,969,544	ARS	53,985,207	1,860,084	07/03/18	109,461
	USD	335,808	ARS	7,115,781	244,627	07/05/18	91,182
	USD	1,128,046	AUD	1,498,377	1,109,029	08/10/18	19,017
	USD	1,901,019	AUD	2,525,059	1,869,129	09/19/18	31,890
	USD	8,133,280	BRL	30,544,403	7,878,071	07/03/18	255,212
	USD	897,352	BRL	3,425,943	880,528	08/02/18	16,825
	USD	3,187,093	CAD	4,102,149	3,122,951	08/17/18	64,142
	USD	4,561,724	CAD	5,914,831	4,505,333	09/19/18	56,392
	USD	1,082,540	CLP	685,356,072	1,048,938	07/05/18	33,602
	USD	1,077,682	CLP	685,179,356	1,048,712	07/18/18	28,970
	USD	8,135,962	CNH	52,663,513	7,914,146	09/19/18	221,814
	USD	31,056	CZK	672,237	30,350	09/19/18	706
	USD	9,354,281	EUR	7,897,000	9,264,918	08/31/18	89,362
	USD	774,828	EUR	654,233	768,678	09/19/18	6,150
	USD	10,757,145	GBP	8,053,925	10,650,911	08/14/18	106,235
	USD	1,192,155	GBP	890,540	1,179,519	09/19/18	12,636
	USD	4,820,086	HKD	37,547,681	4,792,312	09/19/18	27,773
	USD	2,771,622	IDR	39,553,810,548	2,762,992	07/02/18	8,629
	USD	186,568	IDR	2,628,835,277	183,428	07/23/18	3,140
	USD	979,683	IDR	13,776,111,773	960,361	07/27/18	19,322
	USD	3,523,961	INR	238,758,323	3,482,473	07/11/18	41,488
	USD	1,398,011	INR	95,413,745	1,390,060	07/19/18	7,951
	USD	787,974	JPY	86,292,414	781,469	08/08/18	6,506

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	5,048,246	JPY	552,275,057	$5,016,452	09/19/18	$31,795
	USD	155,693	KRW	167,479,435	150,365	07/05/18	5,329
	USD	866,645	KRW	962,021,115	864,307	07/26/18	2,338
	USD	1,113,264	NOK	8,997,058	1,108,254	09/19/18	5,010
	USD	4,743,042	NZD	6,881,691	4,661,349	09/19/18	81,693
	USD	2,481,543	SEK	22,016,486	2,470,626	09/05/18	10,918
	USD	485,019	SEK	4,159,734	467,300	09/19/18	17,719
	USD	1,772,587	SGD	2,361,812	1,736,447	09/19/18	36,140
	USD	476,899	THB	15,657,321	473,160	08/14/18	3,740
	USD	490,571	TRY	2,319,506	487,889	09/19/18	2,682
	USD	478,156	TWD	14,192,909	466,312	07/09/18	11,844
	USD	3,592,953	TWD	108,541,707	3,567,400	07/16/18	25,554
	USD	6,778,864	TWD	203,900,916	6,705,172	07/27/18	73,692
	USD	1,150,965	ZAR	14,472,121	1,049,711	08/08/18	101,254
	USD	1,537,178	ZAR	21,080,829	1,520,770	09/19/18	16,408
	ZAR	6,588,101	USD	475,021	475,265	09/19/18	244

TOTAL							$2,250,415

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	ARS	53,985,207	USD	2,551,889	$1,860,084	07/03/18	$(691,806)
	ARS	18,646,833	USD	786,699	641,042	07/05/18	(145,658)
	ARS	11,589,563	USD	450,080	396,202	07/10/18	(53,878)
	ARS	19,401,342	USD	915,158	661,778	07/12/18	(253,380)
	ARS	16,753,016	USD	787,543	567,021	07/19/18	(220,522)
	ARS	53,985,207	USD	1,918,110	1,805,223	07/31/18	(112,887)
	ARS	31,310,621	USD	1,134,253	1,036,833	08/10/18	(97,420)
	ARS	37,213,587	USD	1,451,818	1,226,350	08/15/18	(225,467)
	ARS	27,118,236	USD	1,019,291	891,940	08/17/18	(127,351)
	AUD	842,856	EUR	533,169	623,908	09/19/18	(2,527)
	AUD	276,316	GBP	154,528	204,538	09/19/18	(135)
	AUD	1,403,634	USD	1,056,719	1,038,904	08/10/18	(17,814)
	AUD	14,718,883	USD	10,968,905	10,895,385	09/19/18	(73,522)
	BRL	29,045,312	USD	7,688,134	7,491,420	07/03/18	(196,713)
	BRL	1,640,754	USD	423,290	421,703	08/02/18	(1,588)
	CAD	5,017,000	USD	3,897,871	3,819,424	08/17/18	(78,447)
	CAD	5,270,597	USD	4,040,854	4,014,620	09/19/18	(26,236)
	CLP	685,356,072	USD	1,080,788	1,048,938	07/05/18	(31,849)
	CLP	275,435,050	USD	423,290	421,583	08/06/18	(1,708)
	CNH	6,275,701	EUR	819,977	943,097	09/19/18	(20,317)
	CNH	13,300,783	USD	2,013,653	1,998,810	09/19/18	(14,843)
	COP	398,372,451	USD	136,156	135,770	07/23/18	(386)
	COP	1,977,114,731	USD	675,389	673,742	07/26/18	(1,647)
	COP	7,307,524,125	USD	2,494,206	2,487,191	08/22/18	(7,014)
	EUR	4,876,780	USD	5,776,722	5,721,536	08/31/18	(55,186)
	EUR	2,837,562	USD	3,354,861	3,333,931	09/19/18	(20,929)
	GBP	2,106,152	EUR	2,388,178	2,789,598	09/19/18	(16,342)
	GBP	963,000	USD	1,288,558	1,273,519	08/14/18	(15,038)
	GBP	9,834,042	USD	13,123,096	13,025,181	09/19/18	(97,914)
	HKD	38,496,121	USD	4,922,979	4,913,364	09/19/18	(9,614)
	HUF	1,715,395,289	EUR	5,309,524	6,111,986	09/19/18	(126,325)
	IDR	39,553,810,548	USD	2,778,045	2,762,992	07/02/18	(15,053)
	IDR	71,220,631,392	USD	5,030,128	4,964,938	07/27/18	(65,191)
	IDR	47,923,652,433	USD	3,382,050	3,328,070	08/16/18	(53,980)
	INR	142,449,383	USD	2,088,639	2,077,733	07/11/18	(10,906)
	INR	66,130,029	USD	967,494	963,433	07/19/18	(4,061)
	JPY	101,727,000	USD	928,914	921,245	08/08/18	(7,669)
	JPY	1,136,178,964	USD	10,365,254	10,320,196	09/19/18	(45,058)
	KRW	2,115,691,190	USD	1,930,072	1,900,041	07/09/18	(30,031)
	MXN	8,473,389	USD	423,290	421,286	09/19/18	(2,005)
	NOK	19,955,379	EUR	2,100,423	2,458,096	09/19/18	(9,755)
	NOK	3,877,064	USD	477,864	477,575	09/19/18	(289)
	NZD	3,536,853	AUD	3,259,064	2,395,705	09/19/18	(16,759)
	NZD	13,791,104	USD	9,665,232	9,341,476	09/19/18	(323,756)
	PLN	16,510,718	EUR	3,839,281	4,413,676	09/19/18	(97,206)
	PLN	10,243,911	USD	2,827,115	2,738,422	09/19/18	(88,693)
	RUB	35,862,483	USD	569,043	567,885	08/20/18	(1,158)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	SEK	234,014,673	EUR	22,967,677	$26,288,958	09/19/18	$(696,421)
	SEK	18,803,000	USD	2,117,543	2,110,018	09/05/18	(7,525)
	SEK	4,259,219	USD	482,312	478,476	09/19/18	(3,835)
	SGD	1,285,198	EUR	811,018	944,901	09/19/18	(7,987)
	SGD	709,495	USD	523,583	521,633	09/19/18	(1,950)
	THB	15,325,158	USD	479,256	463,122	08/14/18	(16,134)
	TWD	14,201,719	USD	479,788	466,602	07/09/18	(13,186)
	TWD	89,352,777	USD	2,983,769	2,938,318	07/27/18	(45,451)
	USD	5,663,458	AUD	7,697,647	5,698,041	09/19/18	(34,585)
	USD	3,222,741	CAD	4,267,598	3,250,635	09/19/18	(27,894)
	USD	479,182	COP	1,409,187,501	480,210	07/26/18	(1,027)
	USD	19,047,137	EUR	16,290,775	19,140,496	09/19/18	(93,359)
	USD	1,453,519	GBP	1,100,708	1,457,887	09/19/18	(4,369)
	USD	120,984	HKD	948,440	121,052	09/19/18	(68)
	USD	482,074	INR	33,152,204	482,987	07/19/18	(913)
	USD	1,892,338	KRW	2,115,691,190	1,900,041	07/09/18	(7,702)
	USD	5,140,553	KRW	5,741,592,899	5,158,411	07/26/18	(17,859)
	USD	987,796	KRW	1,103,330,028	991,356	07/31/18	(3,560)
	USD	494,395	MXN	10,246,592	511,057	08/28/18	(16,662)
	USD	2,587,644	MXN	54,200,821	2,694,793	09/19/18	(107,149)
	USD	1,908,837	RUB	121,845,989	1,929,439	08/20/18	(20,602)
	USD	1,533,996	TRY	7,500,878	1,577,748	09/19/18	(43,751)
	USD	481,919	TWD	14,680,221	482,751	07/27/18	(832)
	USD	1,175,837	ZAR	16,406,760	1,183,583	09/19/18	(7,746)
	ZAR	113,166,222	USD	8,416,689	8,163,803	09/19/18	(252,886)

TOTAL							$(4,949,486)

FORWARD SALES CONTRACTS — At June 30, 2018, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA(Proceeds Receivable: $(12,272,344))	4.000%	TBA-30yr	07/19/18	$(12,000,000)	$(12,296,250)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	233	09/17/18	$19,199,149	$43,258
Italian 10 Year Government Bonds	32	09/06/18	4,135,694	6,781
2 Year U.S. Treasury Notes	140	09/28/18	29,655,938	(25,786)
5 Year U.S. Treasury Notes	176	09/28/18	19,996,625	11,102
10 Year German Euro-Bund	29	09/06/18	5,504,951	23,906
20 Year U.S. Treasury Bonds	230	09/19/18	33,350,000	535,636
Ultra Long U.S. Treasury Bonds	16	09/19/18	2,553,000	20,156

Total				$615,053

Short position contracts:
Eurodollars	(394)	12/14/20	(95,564,700)	25,020
Eurodollars	(69)	06/17/19	(16,757,513)	147,372
French 10 Year Government Bonds	(32)	09/06/18	(5,775,098)	(25,789)
Ultra 10 Year U.S. Treasury Notes	(26)	09/19/18	(3,334,094)	(23,432)
3 Month Euro Euribor	(163)	12/16/19	(47,649,715)	(12,117)
5 Year U.S. Treasury Notes	(98)	09/28/18	(11,134,484)	(28,557)
10 Year U.S. Treasury Notes	(172)	09/19/18	(20,672,250)	(126,956)

Total				$(44,459)

TOTAL FUTURES CONTRACTS				$570,594

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KWCDC	2.000%	BoA Securities LLC	03/21/20	KRW	26,099,520	$28,344	$2,295	$26,048

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(a)	0.330%(b)	09/15/18	SEK	101,290		$(26,134)	$227	$(26,361)
Mexico Interbank TIIE 28(c)	7.600	06/17/20	MXN	28,125		(13,567)	(1,213)	(12,354)
3M EURO(a)	0.100(b)	09/19/20	EUR	31,710	(d)	216,531	151,002	65,529
6M GBP(e)	1.000	09/19/20	GBP	18,700	(d)	(43,009)	(40,808)	(2,201)
3M NIBOR(a)	1.450(b)	09/19/20	NOK	92,000	(d)	2,083	6,069	(3,986)
6M NIBOR(e)	1.600(b)	09/19/20		90,340	(d)	16,487	16,206	281
3M CDOR(e)	2.000	09/19/20	CAD	14,140	(d)	(73,162)	(81,886)	8,724
0.100(b)	3M STIBOR(a)	09/19/20	SEK	342,410	(d)	(143,677)	(90,726)	(52,951)
3M JIBAR(a)	7.500	09/19/20	ZAR	10,300	(d)	1,457	814	643
0.100(b)	6M EURO(e)	10/15/20	EUR	3,530	(d)	(20,050)	(19,455)	(595)
3M LIBOR(a)	2.139(e)	11/20/20		$90,470	(d)	(1,331,754)	(122,901)	(1,208,853)
3M EURO(e)	0.350(b)	12/16/21	EUR	52,870	(d)	165,993	(401,880)	567,873
0.500(b)	3M STIBOR(a)	12/16/21	SEK	410,250	(d)	(78,260)	(183,123)	104,863
3M CDOR(e)	2.028	07/18/22	CAD	13,820	(d)	(155,209)	(47,251)	(107,958)
0.500(b)	3M STIBOR(a)	09/19/22	SEK	152,700	(d)	(129,646)	(34,388)	(95,258)
6.750(c)	Mexico IB TIIE 28D	12/14/22	MXN	10		22	21	1
2.550(b)	6M WIBOR(e)	03/21/23	PLN	18,000		(41,320)	10,878	(52,198)
6M EURO(e)	0.750(b)	06/15/23	EUR	23,300	(d)	174,047	(138,531)	312,578
6M EURO(e)	0.500(b)	09/19/23		32,720	(d)	352,728	98,990	253,738
3M LIBOR(a)	2.250(e)	09/19/23		$37,450	(d)	(1,149,708)	(1,253,195)	103,487
2.750(e)	3M NZDOR(a)	09/19/23	NZD	7,400	(d)	(40,096)	11,723	(51,819)
0.750(b)	3M STIBOR(a)	09/19/23	SEK	397,520	(d)	(570,240)	(302,885)	(267,355)
2.250(e)	3M CDOR	09/19/23	CAD	140	(d)	1,187	1,114	73
1.250(e)	6M GBP	09/19/23	GBP	27,770	(d)	171,805	189,398	(17,593)
2.275(e)	3M LIBOR(a)	11/20/23		$39,430	(d)	1,188,594	67,252	1,121,342
6M GBP(e)	1.200	11/21/23	GBP	13,330	(d)	(148,240)	(869,307)	721,067
2.882(e)	3M LIBOR(a)	02/28/25		$15,330	(d)	5,957	36,514	(30,557)
2.000(b)	3M STIBOR(a)	11/02/27	SEK	50,880	(d)	(68,743)	2,595	(71,338)
3M LIBOR(a)	2.750(e)	12/21/27		$4,680	(d)	(41,987)	(73,389)	31,402
2.250(b)	3M STIBOR(a)	12/21/27	SEK	44,160	(d)	(111,420)	(78,180)	(33,240)
3.500%(e)	6M AUDOR	12/21/27	AUD	1,870	(d)	(20,642)	(61,028)	40,386
6M CHFOR(e)	1.000(b)	06/21/28	CHF	2,420	(d)	9,398	(37,270)	46,668
4.000(e)	3M NZDOR(a)	06/21/28	NZD	3,400	(d)	(40,501)	(8,577)	(31,924)
1.500(b)	6M EURO(e)	06/21/28	EUR	3,090	(d)	(402)	12,330	(12,732)
6M CDOR(e)	2.250	09/19/28	CAD	7,080	(d)	(159,468)	(223,938)	64,470
6M AUDOR(e)	2.750	09/19/28	AUD	5,610	(d)	(34,306)	(98,083)	63,777
2.500(e)	3M LIBOR(a)	09/19/28		$590	(d)	23,001	29,113	(6,112)
3.250(e)	3M NZDOR(a)	09/19/28	NZD	6,160	(d)	(71,932)	2,179	(74,111)
1.250(b)	3M STIBOR(a)	09/19/28	SEK	29,170	(d)	(22,858)	33,476	(56,334)
1.000(b)	6M EURO(e)	09/19/28	EUR	300	(d)	(2,909)	1,086	(3,995)
1.500(e)	6M GBP	09/19/28	GBP	2,070	(d)	12,864	21,323	(8,459)
1.400(e)	6M GBP	11/21/28		8,020	(d)	166,796	(512,836)	679,632
3M LIBOR(a)	2.750(e)	06/16/37		$2,460	(d)	(47,410)	(65,990)	18,580
1.750(e)	6M GBP	12/14/37	GBP	9,500	(d)	46,057	25,225	20,832
1.250(e)	6M JYOR	06/14/38	JPY	75,960	(d)	(12,744)	(5,721)	(7,023)
1.500(b)	6M EURO(e)	09/19/38	EUR	4,520	(d)	(88,229)	(32,131)	(56,098)
3M LIBOR(a)	2.500(e)	06/17/47		$1,640	(d)	(32,007)	(43,204)	11,197
3M LIBOR(a)	3.000(e)	06/15/48		21,820	(d)	162,867	9,135	153,732
1.500(e)	6M JYOR	06/16/48	JPY	76,610	(d)	(16,218)	(15,701)	(517)
2.540(e)	3M CDOR	07/18/48	CAD	2,320	(d)	31,873	12,028	19,845
1.500(b)	6M EURO(e)	09/19/48	EUR	2,000	(d)	(20,747)	33,198	(53,945)
1.000(e)	6M JYOR	09/19/48	JPY	493,360	(d)	(190,962)	(152,352)	(38,610)

TOTAL						$(2,197,810)	$(4,224,053)	$2,026,243

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Payments made monthly.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.
(e)	Payments made semi-annually.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2018(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.356%	JPMorgan Securities, Inc.	12/20/20	$6,410	$(101,374)	$24,874	$(126,248)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.413	BoA Securities LLC	06/20/21	900	(15,415)	5,942	(21,357)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.413	Deutsche Bank AG (London)	06/20/21	460	(7,879)	3,194	(11,073)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.489	Barclays Bank PLC	12/20/21	1,130	(19,479)	(2,757)	(16,722)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.413	Citibank NA	06/20/21	560	(9,592)	3,122	(12,714)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.546	Citibank NA	06/20/22	280	(4,857)	(3,360)	(1,497)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.546	JPMorgan Securities, Inc.	06/20/22	580	(10,060)	(7,005)	(3,055)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.413	Barclays Bank PLC	06/20/21	80	(1,370)	435	(1,805)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.356	Citibank NA	12/20/20	720	-11,386	3,007	-14,393
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.356	BoA Securities LLC	12/20/20	830	(13,127)	2,436	(15,563)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.413	JPMorgan Securities, Inc.	06/20/21	10	(171)	57	(228)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.15	Citibank NA	03/20/19	3,080	(19,891)	(2,065)	(17,826)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.15	BoA Securities LLC	06/20/19	100	(857)	(121)	(736)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2018(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased (continued):
People’s Republic of China, 4.250%, 10/28/18	(1.000)%	0.150%	Barclays Bank PLC	03/20/19	$270	$(1,744)	$(151)	$(1,593)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	JPMorgan Securities, Inc.	03/20/19	270	(1,744)	(136)	(1,608)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.15	Citibank NA	06/20/19	4,390	(37,618)	(3,865)	(33,753)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.15	JPMorgan Securities, Inc.	06/20/19	120	(1,028)	(158)	(870)

TOTAL						$(257,592)	$23,449	$(281,041)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2018(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 30	(5.000)%	3.613%	06/20/23	$	5,575	$(336,244)	$(364,770)	$28,526
Protection Sold:
CDX.NA.IG Index 30	1.000	0.676%	06/20/23		15,875	242,756	262,391	(19,635)
iTraxx Europe Series 29	1.000	0.735%	06/20/23	EUR	2,700	41,825	43,550	(1,725)

TOTAL						$(51,663)	$(58,829)	$7,166

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES

Reference Obligation/Index(a)	Financing Rate Paid by the Fund(b)	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

Egypt Treasury Bill	0.000%	Citibank NA	10/11/18	$5,250	$13,519

(a)	Payments made semi-annually.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their value.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN AND PURCHASED OPTIONS CONTRACTS — At June 30, 2018, the Fund had the following written and purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	MS & Co. Int. PLC	2.450%	04/30/20	9,600,000	$9,600,000	$34,952	$27,429	$7,523
2Y IRS	MS & Co. Int. PLC	2.450	04/27/20	9,100,000	9,100,000	32,873	26,000	6,873
2Y IRS	Citibank NA	2.350	05/05/20	15,500,000	15,500,000	50,026	37,898	12,128
2Y IRS	Citibank NA	2.250	03/30/20	13,200,000	13,200,000	34,413	45,692	(11,279)

				47,400,000	$47,400,000	$152,264	$137,019	$15,245

Puts
1Y IRS	Citibank NA	2.450	01/23/19	7,200,000	7,200,000	25,867	80,800	(54,933)
1Y IRS	Citibank NA	2.400	01/25/19	4,700,000	4,700,000	14,726	48,044	(33,318)
1Y IRS	Citibank NA	2.750	02/12/19	2,500,000	2,500,000	24,634	42,500	(17,866)
1Y IRS	Citibank NA	2.750	02/13/19	4,700,000	4,700,000	46,566	82,250	(35,684)
1Y IRS	BoA Securities LLC	2.750	03/04/19	2,500,000	2,500,000	26,274	40,556	(14,282)
1Y IRS	JPMorgan Securities, Inc.	2.750	03/06/19	2,300,000	2,300,000	24,409	38,333	(13,924)
2Y IRS	Citibank NA	2.450	03/26/20	9,600,000	9,600,000	32,723	38,506	(5,783)

				33,500,000	$33,500,000	$195,199	$370,989	$(175,790)

Total Purchased option contracts				80,900,000	$80,900,000	$347,463	$508,008	$(160,545)

Written option contracts
Calls
2Y IRS	Citibank NA	2.377%	05/05/20	(3,400,000)	$(3,400,000)	$(43,912)	$(37,825)	$(6,087)
2Y IRS	MS & Co. Int. PLC	2.505	04/27/20	(2,000,000)	(2,000,000)	(31,121)	(26,000)	(5,121)
2Y IRS	MS & Co. Int. PLC	2.483	04/30/20	(2,100,000)	(2,100,000)	(31,712)	(27,300)	(4,412)
2Y IRS	Citibank NA	2.338	03/30/20	(2,900,000)	(2,900,000)	(33,162)	(45,675)	12,513

				(10,400,000)	$(10,400,000)	$(139,907)	$(136,800)	$(3,107)

Puts
1Y IRS	Citibank NA	2.503	01/23/19	(3,200,000)	(3,200,000)	(30,089)	(80,800)	50,711
1Y IRS	Citibank NA	2.449	01/25/19	(2,100,000)	(2,100,000)	(16,874)	(48,300)	31,426
1Y IRS	Citibank NA	2.790	02/12/19	(1,100,000)	(1,100,000)	(28,190)	(42,075)	13,885
1Y IRS	Citibank NA	2.799	02/13/19	(2,100,000)	(2,100,000)	(55,485)	(82,687)	27,202
1Y IRS	BoA Securities LLC	2.795	03/04/19	(1,100,000)	(1,100,000)	(30,331)	(40,150)	9,819
1Y IRS	JPMorgan Securities, Inc.	2.793	03/06/19	(1,000,000)	(1,000,000)	(27,624)	(37,500)	9,876
2Y IRS	Citibank NA	2.530	03/26/20	(2,100,000)	(2,100,000)	(32,461)	(38,325)	5,864

				(12,700,000)	$(12,700,000)	$(221,055)	$(369,837)	$148,783

Total Written option contracts				(23,100,000)	$(23,100,000)	$(360,962)	$(506,637)	$145,676

TOTAL				57,800,000	$57,800,000	$(13,499)	$1,371	$(14,869)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
BoA Securities LLC	— Bank of America Securities LLC
CDX.NA.HY Index 30	— CDX North America High Yield Index 30
CDX.NA.HY Index 30	— CDX North America High Yield Index 30
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 29.9%
Aerospace & Defense – 0.9%
General Dynamics Corp.
$1,725,000	3.000%		05/11/21	$ 1,719,458
550,000	3.375	(a)	05/15/23	551,111
(3M USD LIBOR + 0.380%)
900,000	2.736	(b)	05/11/21	903,135
Northrop Grumman Corp.(a)
3,175,000	2.930		01/15/25	3,014,229
4,400,000	3.250		01/15/28	4,133,636

				10,321,569

Agriculture – 0.9%
BAT Capital Corp.(a)(c)
1,960,000	3.222		08/15/24	1,856,578
175,000	3.557		08/15/27	162,820
800,000	4.390		08/15/37	750,513
BAT International Finance PLC(c)
4,875,000	2.750		06/15/20	4,821,825
Reynolds American, Inc.(a)
3,125,000	4.450		06/12/25	3,145,010

				10,736,746

Airlines – 0.4%
Delta Air Lines, Inc.
4,250,000	3.400		04/19/21	4,229,762

Automotive – 0.3%
Ford Motor Credit Co. LLC
3,250,000	5.875		08/02/21	3,445,387

Banks – 7.2%
Banco Santander SA
2,600,000	3.125		02/23/23	2,467,166
400,000	4.250		04/11/27	380,204
600,000	4.379		04/12/28	573,676
Bank of America Corp.
3,050,000	4.125		01/22/24	3,100,203
1,243,000	4.000		04/01/24	1,253,889
1,700,000	3.248	(a)	10/21/27	1,584,350
725,000	4.183	(a)	11/25/27	706,076
350,000	6.110		01/29/37	402,043
(3M USD LIBOR + 1.040%)
2,820,000	3.419	(a)(b)	12/20/28	2,655,521
(3M USD LIBOR + 1.575%)
100,000	3.824	(a)(b)	01/20/28	97,545
Barclays PLC
400,000	4.950		01/10/47	375,002
BNP Paribas SA(c)
2,500,000	3.500		03/01/23	2,436,760
900,000	3.375		01/09/25	850,214
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
1,375,000	3.250		03/03/23	1,358,067
BPCE SA
925,000	2.650		02/03/21	906,086
Capital One NA(a)
1,700,000	2.650		08/08/22	1,631,211
Citibank NA(a)
2,550,000	3.050		05/01/20	2,549,070

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
$1,300,000	4.600%		03/09/26	$ 1,298,133
1,150,000	4.125		07/25/28	1,100,997
Cooperatieve Rabobank UA
1,550,000	3.125		04/26/21	1,544,061
(3M USD LIBOR + 0.430%)
1,300,000	2.792	(b)	04/26/21	1,300,962
Credit Agricole SA(c)
1,050,000	3.250		10/04/24	988,778
Credit Suisse Group AG(a)(b)(c)(3M USD LIBOR + 1.410%)
2,175,000	3.869		01/12/29	2,045,214
Credit Suisse Group Funding Guernsey Ltd.
683,000	4.550		04/17/26	682,947
Deutsche Bank AG
425,000	2.500		02/13/19	422,049
4,775,000	2.700		07/13/20	4,657,549
HSBC Holdings PLC(a)(b)
(3M USD LIBOR + 1.000%)
850,000	3.326		05/18/24	847,450
(3M USD LIBOR + 1.055%)
2,200,000	3.262		03/13/23	2,154,949
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,629,768
ING Bank NV(a)(b)(5 year USD ICE Swap + 2.700%)
2,025,000	4.125		11/21/23	2,029,860
Intesa Sanpaolo SpA(c)
2,525,000	3.375		01/12/23	2,320,969
JPMorgan Chase & Co.(a)
346,000	3.625		12/01/27	325,304
(3M USD LIBOR + 0.945%)
650,000	3.509	(b)	01/23/29	615,846
(3M USD LIBOR + 1.337%)
3,750,000	3.782	(b)	02/01/28	3,658,705
(3M USD LIBOR + 1.360%)
800,000	3.882	(b)	07/24/38	738,875
(3M USD LIBOR + 3.800%)
2,250,000	5.300	(b)	12/29/49	2,291,625
Lloyds Bank PLC(b)(3M USD LIBOR + 0.490%)
1,550,000	2.853		05/07/21	1,552,191
Morgan Stanley, Inc.
4,700,000	3.700		10/23/24	4,640,057
700,000	4.000		07/23/25	697,871
175,000	3.625		01/20/27	168,040
(3M USD LIBOR + 0.847%)
3,725,000	3.737	(a)(b)	04/24/24	3,702,649
(3M USD LIBOR + 1.400%)
2,575,000	3.759	(a)(b)	10/24/23	2,633,926
Royal Bank of Canada
1,475,000	3.200		04/30/21	1,474,363
(3M USD LIBOR + 0.390%)
1,525,000	2.749	(b)	04/30/21	1,524,484
Royal Bank of Scotland Group PLC
1,336,000	3.875		09/12/23	1,297,819

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 1.480%)
$2,475,000	3.498	%(a)(b)	05/15/23	$ 2,397,552
(3M USD LIBOR + 1.550%)
1,525,000	4.519	(a)(b)	06/25/24	1,526,093
(3M USD LIBOR + 1.754%)
200,000	4.892	(a)(b)	05/18/29	199,110
Santander Holdings USA, Inc.(a)
650,000	2.650		04/17/20	644,274
The Bank of New York Mellon Corp.(a)
825,000	3.300		08/23/29	766,951
UBS Group Funding Switzerland AG(c)
2,550,000	4.125		09/24/25	2,532,181
UniCredit SpA(c)
600,000	3.750		04/12/22	572,638
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,493,006

				82,804,329

Beverages(a) – 0.7%
Anheuser-Busch InBev Finance, Inc.
850,000	4.700		02/01/36	861,515
1,175,000	4.900		02/01/46	1,208,344
Anheuser-Busch InBev Worldwide, Inc.
3,225,000	4.000		04/13/28	3,217,509
550,000	4.600		04/15/48	541,890
Bacardi Ltd.(c)
975,000	5.300		05/15/48	924,041
Maple Escrow Subsidiary, Inc.(c)
1,400,000	4.057		05/25/23	1,403,414

				8,156,713

Chemicals – 0.9%
Syngenta Finance NV(c)
2,115,000	3.698		04/24/20	2,107,321
2,590,000	3.933		04/23/21	2,583,434
650,000	4.441	(a)	04/24/23	646,361
1,375,000	4.892	(a)	04/24/25	1,348,157
425,000	5.182	(a)	04/24/28	410,477
The Sherwin-Williams Co.(a)
400,000	2.750		06/01/22	387,598
325,000	3.125		06/01/24	310,417
1,900,000	3.450		06/01/27	1,795,063
525,000	4.500		06/01/47	501,067

				10,089,895

Commercial Services – 0.3%
Ecolab, Inc.
133,000	5.500		12/08/41	156,410
1,081,000	3.950	(a)	12/01/47	1,033,529
Rensselaer Polytechnic Institute
2,600,000	5.600		09/01/20	2,716,665

				3,906,604

Computers(a) – 0.2%
Dell International LLC/EMC Corp.(c)
1,100,000	5.450		06/15/23	1,151,301

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Computers(a) – (continued)
Hewlett Packard Enterprise Co.
$1,025,000	4.900%		10/15/25	$ 1,046,214

				2,197,515

Diversified Financial Services – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,075,000	4.625		07/01/22	2,115,979
1,450,000	3.300	(a)	01/23/23	1,393,714
American Express Co.(a)
700,000	3.625		12/05/24	689,436
Huarong Finance 2017 Co. Ltd.
200,000	4.750		04/27/27	192,438
International Lease Finance Corp.(c)
1,400,000	7.125		09/01/18	1,409,133
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
50,000	4.150		01/23/30	44,121
Synchrony Financial(a)
175,000	4.250		08/15/24	171,555
2,327,000	4.500		07/23/25	2,285,371
TD Ameritrade Holding Corp.(a)
1,950,000	2.950		04/01/22	1,915,921

				10,217,668

Electrical – 1.7%
Alliant Energy Finance LLC(a)(c)
825,000	3.750		06/15/23	824,849
225,000	4.250		06/15/28	224,941
Arizona Public Service Co.(a)
1,175,000	2.950		09/15/27	1,104,926
Berkshire Hathaway Energy Co.(a)
800,000	3.250		04/15/28	760,839
Duke Energy Carolinas LLC(a)
800,000	3.950		03/15/48	774,758
Duke Energy Corp.(a)
2,100,000	3.150		08/15/27	1,949,232
Emera US Finance LP(a)
950,000	2.700		06/15/21	924,647
Enel Finance International NV(c)
1,375,000	2.875		05/25/22	1,310,137
Entergy Corp.(a)
1,025,000	2.950		09/01/26	935,205
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,111,984
Florida Power & Light Co.(a)
1,532,000	4.125		02/01/42	1,547,514
750,000	3.950		03/01/48	736,436
Pacific Gas & Electric Co.(a)
975,000	3.500		06/15/25	909,577
Ruwais Power Co. PJSC(c)
740,000	6.000		08/31/36	796,425
Sempra Energy(a)(b)(3M USD LIBOR + 0.500%)
1,900,000	2.848		01/15/21	1,900,956
Southern California Edison Co.(a)
1,950,000	4.050		03/15/42	1,830,193
The Southern Co.(a)
1,730,000	3.250		07/01/26	1,623,904

				19,266,523

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electrical Components & Equipment(a) – 0.1%
Hubbell, Inc.
$1,250,000	3.500%		02/15/28	$ 1,196,446

Food & Drug Retailing – 0.3%
Kraft Heinz Foods Co.(a)
250,000	5.200		07/15/45	243,207
125,000	4.375		06/01/46	108,138
Smithfield Foods, Inc.(c)
1,200,000	2.700		01/31/20	1,182,782
2,350,000	2.650	(a)	10/03/21	2,238,917

				3,773,044

Gas(a) – 0.3%
NiSource, Inc.
1,275,000	3.650	(c)	06/15/23	1,273,695
2,500,000	3.490		05/15/27	2,390,524

				3,664,219

Healthcare Providers & Services – 1.0%
Aetna, Inc.(a)
750,000	2.800		06/15/23	714,622
Becton Dickinson & Co.(a)
2,575,000	2.894		06/06/22	2,490,626
2,475,000	3.363		06/06/24	2,377,446
825,000	4.685		12/15/44	799,654
300,000	4.669		06/06/47	289,926
(3M USD LIBOR + 0.875%)
2,225,000	3.209	(b)	12/29/20	2,228,635
Stryker Corp.(a)
575,000	2.625		03/15/21	565,251
475,000	3.375		11/01/25	456,309
Thermo Fisher Scientific, Inc.(a)
450,000	3.000		04/15/23	437,534
UnitedHealth Group, Inc.
650,000	4.625		07/15/35	683,625

				11,043,628

Household Products – 0.1%
Kimberly-Clark Corp.
825,000	3.700		06/01/43	775,756

Insurance – 0.9%
AIA Group Ltd.(a)(c)
875,000	3.900		04/06/28	872,754
American International Group, Inc.(a)
750,000	4.200		04/01/28	733,778
Arch Capital Finance LLC(a)
1,200,000	4.011		12/15/26	1,185,584
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,442,588
AXA Equitable Holdings, Inc.(a)(c)
600,000	3.900		04/20/23	595,273
275,000	4.350		04/20/28	262,891
Great-West Lifeco Finance 2018 LP(a)(c)
1,125,000	4.047		05/17/28	1,133,846
MetLife, Inc.
250,000	4.050		03/01/45	232,186

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Prudential Financial, Inc.(a)
$1,825,000	3.878%		03/27/28	$ 1,804,060
Teachers Insurance & Annuity Association of America(c)
560,000	4.900		09/15/44	589,500
The Hartford Financial Services Group, Inc.
250,000	5.125		04/15/22	263,829
The Northwestern Mutual Life Insurance Co.(c)
1,200,000	6.063		03/30/40	1,492,127

				10,608,416

Internet(a) – 0.5%
Amazon.com, Inc.
2,300,000	5.200		12/03/25	2,528,425
1,300,000	4.800		12/05/34	1,424,333
700,000	3.875		08/22/37	683,279
Expedia Group, Inc.
825,000	3.800		02/15/28	755,492

				5,391,529

Investment Companies – 0.0%
Huarong Finance II Co. Ltd.
210,000	5.000		11/19/25	208,425

Machinery - Construction & Mining(a) – 0.1%
Oshkosh Corp.
875,000	4.600		05/15/28	872,813

Media – 0.8%
21st Century Fox America, Inc.
500,000	6.150		03/01/37	586,457
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
2,024,000	3.579		07/23/20	2,021,430
2,300,000	4.464		07/23/22	2,328,260
1,750,000	4.500		02/01/24	1,748,277
1,975,000	4.908		07/23/25	1,994,521
Time Warner Cable LLC(a)
275,000	5.875		11/15/40	269,035

				8,947,980

Mining(c) – 0.1%
Glencore Funding LLC
625,000	4.125		05/30/23	623,631

Oil Field Services – 1.7%
Anadarko Petroleum Corp.
950,000	8.700		03/15/19	986,936
190,000	3.450	(a)	07/15/24	182,570
475,000	5.550	(a)	03/15/26	509,065
925,000	6.450		09/15/36	1,068,981
BP Capital Markets PLC(a)
1,775,000	3.224		04/14/24	1,741,617
Canadian Natural Resources Ltd.(a)
1,225,000	3.850		06/01/27	1,195,183
Concho Resources, Inc.(a)
1,050,000	4.300		08/15/28	1,052,441
Continental Resources, Inc.(a)
1,900,000	4.500		04/15/23	1,930,875
Devon Energy Corp.(a)
400,000	5.600		07/15/41	431,470

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
Dolphin Energy Ltd. LLC(c)
	$142,680	5.888%		06/15/19	$ 144,642
Halliburton Co.(a)
	1,600,000	3.250		11/15/21	1,599,410
Marathon Oil Corp.(a)
	1,775,000	4.400		07/15/27	1,781,278
Petroleos Mexicanos
	628,000	6.375		02/04/21	660,970
EUR	1,250,000	5.125		03/15/23	1,600,251
	$560,000	6.500		03/13/27	574,235
	10,000	6.625		06/15/35	9,800
	53,000	6.750		09/21/47	49,900
	201,000	6.350	(c)	02/12/48	181,403
Phillips 66(a)
	1,600,000	3.900		03/15/28	1,561,568
Pioneer Natural Resources Co.(a)
	295,000	3.950		07/15/22	298,372
Reliance Industries Ltd.
	250,000	4.125		01/28/25	243,136
	450,000	3.667	(c)	11/30/27	413,438
Valero Energy Corp.
	950,000	3.650		03/15/25	927,884

					19,145,425

Pharmaceuticals – 1.6%
Allergan Funding SCS(a)
	150,000	4.850		06/15/44	144,884
Bayer US Finance II LLC(a)(c)
	2,075,000	3.875		12/15/23	2,075,087
	4,100,000	4.250		12/15/25	4,121,939
	2,975,000	4.375		12/15/28	2,980,658
CVS Health Corp.(a)
	1,100,000	4.125		05/15/21	1,119,444
	2,100,000	3.500		07/20/22	2,081,497
	2,625,000	3.875		07/20/25	2,543,451
	350,000	5.125		07/20/45	354,648
	2,075,000	5.050		03/25/48	2,111,720
Teva Pharmaceutical Finance Netherlands III BV
	920,000	2.800		07/21/23	794,650

					18,327,978

Pipelines – 2.6%
Abu Dhabi Crude Oil Pipeline LLC(c)
	1,190,000	4.600		11/02/47	1,094,800
Columbia Pipeline Group, Inc.(a)
	925,000	3.300		06/01/20	921,172
Enbridge, Inc.(a)
	1,100,000	2.900		07/15/22	1,068,410
Energy Transfer Partners LP(a)
	1,375,000	4.650		06/01/21	1,408,000
	775,000	5.200		02/01/22	803,753
	1,950,000	4.200		09/15/23	1,949,043
	575,000	5.300		04/15/47	527,130
Enterprise Products Operating LLC(a)
	215,000	3.350		03/15/23	211,842
	85,000	3.750		02/15/25	84,171

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
(3M USD LIBOR + 2.778%)
$1,350,000	5.078	%(b)	06/01/67	$ 1,338,187
(3M USD LIBOR + 3.708%)
2,125,000	6.066	(b)	08/01/66	2,130,312
EQT Midstream Partners LP(a)
2,375,000	4.750		07/15/23	2,371,174
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450		02/15/23	4,342,500
175,000	5.400		09/01/44	169,315
MPLX LP(a)
700,000	4.500		04/15/38	646,553
325,000	4.700		04/15/48	301,342
ONEOK, Inc.(a)
1,575,000	4.550		07/15/28	1,588,844
Plains All American Pipeline LP/PAA Finance Corp.(a)
525,000	3.650		06/01/22	514,627
1,100,000	3.850		10/15/23	1,072,085
650,000	4.500		12/15/26	636,266
Sabine Pass Liquefaction LLC(a)
1,475,000	6.250		03/15/22	1,586,751
1,650,000	5.625		03/01/25	1,751,062
Western Gas Partners LP(a)
900,000	3.950		06/01/25	848,764
Williams Partners LP(a)
785,000	3.600		03/15/22	781,163
1,400,000	3.900		01/15/25	1,365,732
800,000	4.000		09/15/25	781,902

				30,294,900

Real Estate Investment Trust – 1.4%
American Campus Communities Operating Partnership LP(a)
2,575,000	3.750		04/15/23	2,561,250
American Homes 4 Rent LP(a)
505,000	4.250		02/15/28	483,622
Crown Castle International Corp.(a)
2,150,000	3.150		07/15/23	2,058,144
CubeSmart LP(a)
1,500,000	4.000		11/15/25	1,474,433
Digital Realty Trust LP(a)
1,525,000	2.750		02/01/23	1,452,568
Healthcare Trust of America Holdings LP(a)
2,275,000	3.700		04/15/23	2,236,473
Kilroy Realty LP
2,375,000	6.625		06/01/20	2,512,550
1,500,000	3.800	(a)	01/15/23	1,491,197
National Retail Properties, Inc.(a)
1,150,000	4.000		11/15/25	1,128,261
Ventas Realty LP(a)
975,000	3.500		02/01/25	933,605

				16,332,103

Retailing(a) – 0.3%
Dollar Tree, Inc.
1,400,000	4.000		05/15/25	1,368,224
1,400,000	4.200		05/15/28	1,351,377

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailing(a) – (continued)
Walmart, Inc.
$800,000	4.050%		06/29/48	$ 805,592

				3,525,193

Semiconductors – 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,200,000	3.000		01/15/22	1,167,193
775,000	2.650		01/15/23	729,847
Microchip Technology, Inc.(c)
1,025,000	3.922		06/01/21	1,026,702
NXP BV/NXP Funding LLC(c)
725,000	4.125		06/15/20	732,250
1,975,000	4.125		06/01/21	1,970,063
225,000	4.625		06/01/23	227,531

				5,853,586

Software(a) – 0.2%
Oracle Corp.
1,200,000	3.250		11/15/27	1,147,411
1,000,000	4.000		07/15/46	943,581

				2,090,992

Telecommunication Services – 2.6%
AT&T, Inc.
2,875,000	3.800		03/15/22	2,879,904
2,400,000	3.000	(a)	06/30/22	2,329,911
1,354,000	3.600	(a)	02/17/23	1,333,976
3,100,000	3.400	(a)	05/15/25	2,906,991
100,000	4.125	(a)	02/17/26	97,742
1,975,000	4.250	(a)	03/01/27	1,932,962
425,000	5.450	(a)	03/01/47	417,174
Verizon Communications, Inc.
6,125,000	3.500	(a)	11/01/24	5,924,283
7,366,000	4.329	(c)	09/21/28	7,300,449
500,000	5.250		03/16/37	513,499
25,000	4.125		08/15/46	21,446
50,000	4.862		08/21/46	47,779
693,000	5.012		04/15/49	674,879
Vodafone Group PLC
2,925,000	3.750		01/16/24	2,900,003

				29,280,998

Transportation(a) – 0.2%
Burlington Northern Santa Fe LLC
800,000	4.050		06/15/48	773,541
Union Pacific Corp.
1,575,000	3.950		09/10/28	1,582,518

				2,356,059

Trucking & Leasing(c) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,225,000	3.375	(a)	02/01/22	1,207,421
1,425,000	4.250		01/17/23	1,448,931

				2,656,352

TOTAL CORPORATE OBLIGATIONS (Cost $348,588,304)				$ 342,342,184

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 27.5%
Collateralized Mortgage Obligations – 0.5%
Interest Only(b)(d)(e) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(1 year CMT + 2.912%)
	$90,156	0.000%	08/25/33	$ —
CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X(1 year CMT + 2.999%)
	160,091	0.000	07/25/33	—

				—

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB(-1x1M LIBOR + 37.567%)
	47,809	28.543	02/16/32	65,911

Sequential Fixed Rate – 0.5%
FHLMC REMIC Series 2755, Class ZA
	546,339	5.000	02/15/34	581,652
FHLMC REMIC Series 4273, Class PD
	1,235,982	6.500	11/15/43	1,395,298
FNMA REMIC Series 2003-134, Class ME
	4,899	4.500	06/25/33	4,910
FNMA REMIC Series 2011-52, Class GB
	1,178,008	5.000	06/25/41	1,256,517
FNMA REMIC Series 2011-99, Class DB
	1,176,029	5.000	10/25/41	1,253,316
FNMA REMIC Series 2012-111, Class B
	196,868	7.000	10/25/42	222,003
FNMA REMIC Series 2012-153, Class B
	687,579	7.000	07/25/42	778,379

				5,492,075

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 5,557,986

Commercial Mortgage-Backed Securities(b) – 2.3%
Sequential Floating Rate – 2.3%
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7(1 year CMT + 2.592%)
	$30,948	3.425%	02/25/33	$ 31,829
Station Place Securitization Trust Series 2015-2, Class A(c)(1M USD LIBOR + 0.550%)
	1,800,000	2.468	07/15/19	1,800,000
Sequoia Mortgage Trust Series 2003-4, Class 1A2(6M USD LIBOR + 0.660%)
	595,737	2.586	07/20/33	588,066
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A(c)(1M LIBOR + 0.830%)
	4,300,000	2.791	06/15/35	4,293,546
Ripon Mortgages PLC Series 1X, Class A2(3M GBP LIBOR + 0.800%)
GBP	5,432,179	1.353	08/20/56	7,191,997
Ripon Mortgages PLC Series 1X, Class A1(3M GBP LIBOR + 0.800%)
	517,350	1.353	08/20/56	685,980
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
	$845,961	2.314	12/25/46	797,448
London Wall Mortgage Capital PLC Series 2017-FL1, Class A(3M GBP LIBOR + 0.850%)
GBP	5,226,730	1.397	11/15/49	6,907,871

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Impac CMB Trust Series 2004-08, Class 1A(1M USD LIBOR + 0.720%)
	$212,755	2.680%	10/25/34	$ 207,361
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A(1M USD LIBOR + 0.480%)
	435,858	2.428	01/19/36	365,450
Harben Finance PLC Series 2017-1X, Class A(3M GBP LIBOR + 0.800%)
GBP	2,187,973	1.353	08/20/56	2,896,292
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
	$689,552	6.047	12/10/49	688,819

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 26,454,659

Federal Agencies – 24.7%
Adjustable Rate FNMA(b) – 0.3%
FNMA(1 year CMT + 2.217%)
	$5,017	3.990%	06/01/33	$ 5,262
FNMA(12M USD LIBOR + 1.233%)
	167,863	3.490	06/01/35	172,077
FNMA(12M USD LIBOR + 1.554%)
	1,434,771	3.470	09/01/34	1,502,732
FNMA(12M USD LIBOR + 1.669%)
	780,965	3.930	07/01/34	814,669
FNMA(12M USD LIBOR + 1.739%)
	1,328,288	3.915	05/01/35	1,397,141

				3,891,881

FHLMC – 0.3%
	41	5.000	07/01/18	41
	43	5.000	08/01/18	43
	640	4.500	09/01/18	640
	121	5.000	10/01/18	121
	200	5.000	11/01/18	200
	8,360	5.000	06/01/19	8,421
	46,105	5.000	05/01/23	48,677
	141,366	4.500	10/01/23	147,194
	43,782	5.500	10/01/25	46,921
	3,480	7.000	06/01/26	3,635
	10,703	7.500	12/01/30	11,067
	12,206	7.500	01/01/31	12,942
	268,872	5.500	03/01/33	290,129
	14,175	5.000	10/01/33	15,116
	54,638	6.500	10/01/33	61,079
	514	5.500	12/01/33	561
	20,496	5.500	09/01/34	22,280
	1,223	5.500	12/01/34	1,324
	1,123	5.500	03/01/35	1,216
	2,549	5.000	04/01/35	2,718
	20,392	5.000	07/01/35	21,746
	18,606	5.500	11/01/35	20,070
	110,497	5.000	12/01/35	118,264
	251	5.500	02/01/36	273
	45,071	5.500	06/01/36	48,512
	32,844	5.500	08/01/37	35,294
	220,568	5.000	01/01/38	235,313
	88,414	5.500	03/01/38	96,302
	35,293	5.500	04/01/38	38,442

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$65,938	5.500%	08/01/38	$ 71,800
1,541	5.500	09/01/38	1,678
6,162	6.500	09/01/38	6,961
7,477	5.500	11/01/38	8,184
11,890	5.500	12/01/38	12,797
540,710	5.000	01/01/39	577,444
629,050	7.000	02/01/39	718,981
3,184	5.500	03/01/39	3,476
168,288	5.000	06/01/39	179,734
4,204	5.500	10/01/39	4,577
12,027	5.500	03/01/40	13,106
22,939	4.000	06/01/40	23,508
22,552	5.500	06/01/40	24,557
15,022	5.000	08/01/40	16,054
4,310	4.500	11/01/40	4,529
229,968	4.000	02/01/41	236,416
2,381	5.000	04/01/41	2,553
13,501	5.000	06/01/41	14,423
15,669	4.000	11/01/41	16,120

			3,225,439

FNMA – 14.0%
1,620	4.500	07/01/18	1,619
146	4.500	08/01/18	146
18	6.500	10/01/18	20
58,739	5.500	09/01/23	60,963
18,806	5.500	10/01/23	19,537
174,759	5.000	02/01/24	180,030
33,159	7.000	08/01/27	36,429
1,474	6.500	09/01/27	1,614
135,442	7.000	03/01/28	149,080
1,965	6.500	05/01/28	2,148
17,132	8.000	02/01/31	19,285
54,674	7.000	03/01/31	58,923
626	5.500	05/01/33	682
21,907	5.000	07/01/33	23,372
33,791	5.000	08/01/33	36,042
1,203	5.000	09/01/33	1,283
7,099	5.500	09/01/33	7,728
1,469	6.500	09/01/33	1,618
14,574	5.000	12/01/33	15,553
412	5.500	12/01/33	445
748	5.500	01/01/34	815
9,240	5.500	02/01/34	10,062
1,695	5.500	04/01/34	1,846
6,396	5.500	05/01/34	6,978
1,880	6.000	07/01/34	2,075
2,314	5.500	08/01/34	2,519
5,123	5.500	10/01/34	5,575
4,054	5.500	11/01/34	4,423
54,682	5.500	12/01/34	59,626
149,367	5.000	04/01/35	159,822
6,372	5.500	04/01/35	6,922
5,193	5.500	07/01/35	5,649
209	5.500	08/01/35	227
800,957	5.000	09/01/35	855,699
13,653	5.500	09/01/35	14,859
941	5.500	12/01/35	1,027
201	5.500	02/01/36	219
77,251	5.500	03/01/36	83,862
16,428	6.000	03/01/36	18,241
742	5.500	04/01/36	806
3,858	6.000	04/01/36	4,276

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$84,410	6.000%	07/01/36	$ 93,101
189,698	6.000	09/01/36	210,156
1,385	5.500	01/01/37	1,508
2,959	6.000	01/01/37	3,290
700	5.500	02/01/37	762
11,482	6.000	02/01/37	12,888
23,198	6.000	03/01/37	25,748
1,204	5.500	04/01/37	1,313
704	5.500	05/01/37	766
364	5.500	06/01/37	398
326	5.500	07/01/37	357
265,149	6.000	07/01/37	294,136
4,200	6.000	08/01/37	4,665
89,114	6.000	09/01/37	98,533
224,071	6.000	10/01/37	247,847
318,878	6.000	11/01/37	353,623
413	5.500	12/01/37	451
791	5.500	02/01/38	869
4,211	5.500	03/01/38	4,591
20,756	6.000	03/01/38	23,098
43,703	5.000	04/01/38	46,821
151,443	6.000	04/01/38	167,689
996	5.500	05/01/38	1,085
333,101	6.000	05/01/38	368,407
3,370	5.500	06/01/38	3,690
31,897	6.000	06/01/38	35,284
3,045	5.500	07/01/38	3,320
1,628	5.500	08/01/38	1,775
1,359	5.500	09/01/38	1,482
159,055	6.000	10/01/38	175,980
194,856	6.000	11/01/38	215,470
2,503	5.500	12/01/38	2,716
42,755	5.000	02/01/39	45,593
52,548	6.000	02/01/39	58,156
372,029	7.000	03/01/39	421,390
27,976	4.500	04/01/39	29,433
239,721	6.000	04/01/39	266,081
10,064	4.500	05/01/39	10,589
9,377	5.500	06/01/39	10,225
7,232	4.500	07/01/39	7,608
437,637	5.000	07/01/39	468,887
46,432	4.500	08/01/39	48,852
264,258	6.000	09/01/39	292,322
8,390	5.500	11/01/39	9,149
249,869	6.000	11/01/39	276,459
412,374	4.500	12/01/39	433,862
34,878	6.000	04/01/40	38,592
387,945	5.000	06/01/40	414,190
78,854	5.000	07/01/40	84,189
387,211	6.000	10/01/40	428,313
223,717	5.000	11/01/40	239,692
232,655	6.000	04/01/41	258,237
848,707	4.500	05/01/41	891,348
172,561	6.000	05/01/41	190,976
133,456	4.500	08/01/41	140,306
314,413	5.000	07/01/42	335,683
30,490	3.000	11/01/42	29,851
678,069	3.000	12/01/42	663,519
986,356	3.000	01/01/43	965,879
149,229	3.000	02/01/43	146,244
997,493	3.000	03/01/43	977,543
1,706,127	3.000	04/01/43	1,672,005
1,208,623	3.000	05/01/43	1,184,448
120,983	3.000	06/01/43	118,562

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$1,046,759	3.000%	07/01/43		$ 1,024,843
1,135,951	5.000	05/01/44		1,208,318
4,030,956	4.500	04/01/45		4,242,896
461,511	4.500	05/01/45		485,776
1,790,202	4.500	06/01/45		1,876,775
99,114	4.000	01/01/46		101,415
256,814	4.000	03/01/46		262,484
178,075	4.000	06/01/46		181,826
45,215	4.000	08/01/46		46,167
286,257	4.000	10/01/46		292,285
1,924,759	4.500	04/01/47		2,007,013
4,889,404	4.500	07/01/47		5,098,350
802,263	4.500	10/01/47		836,548
3,875,943	4.500	01/01/48		4,040,065
15,197,744	4.500	06/01/48		15,834,150
1,000,000	3.500	TBA-30yr	(f)	995,156
5,000,000	4.000	TBA-30yr	(f)	5,097,656
68,000,000	4.500	TBA-30yr	(f)	70,805,000
28,000,000	5.000	TBA-30yr	(f)	29,662,500

				159,521,270

GNMA – 10.1%
9,815	6.000	11/15/38		10,933
143,734	5.000	07/15/40		152,314
154,947	5.000	01/15/41		164,195
9,266	4.000	02/20/41		9,576
14,114	4.000	11/20/41		14,587
2,339	4.000	01/20/42		2,416
7,502	4.000	04/20/42		7,751
4,199	4.000	10/20/42		4,337
77,758	4.000	08/20/43		80,312
13,269,522	4.000	10/20/43		13,697,154
8,060	4.000	03/20/44		8,310
9,749	4.000	05/20/44		10,051
675,464	4.000	11/20/44		696,387
44,821	4.000	05/20/45		46,168
6,580,962	4.000	07/20/45		6,776,591
1,497,565	4.000	08/20/45		1,541,614
553,618	4.000	09/20/45		569,903
2,150,945	4.000	10/20/45		2,214,213
222,919	4.000	02/20/46		229,476
1,835,868	4.000	07/20/47		1,884,131
33,000,000	4.000	TBA-30yr	(f)	33,765,702
52,000,000	4.500	TBA-30yr	(f)	54,043,439

				115,929,560

TOTAL FEDERAL AGENCIES				$ 282,568,150

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $315,837,783)				$ 314,580,795

Agency Debentures – 5.1%
FHLB
$6,800,000	2.125%	06/09/23		$ 6,607,315
3,500,000	3.375	09/08/23		3,585,690
750,000	3.375	12/08/23		769,202
2,400,000	5.000	09/28/29		2,771,350

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – (continued)
FNMA
$3,700,000	1.875%	09/24/26	$ 3,373,401
4,200,000	6.250	05/15/29	5,388,432
Hashemite Kingdom of Jordan Government AID Bond(g)
7,400,000	2.503	10/30/20	7,350,198
Israel Government AID Bond(g)
7,827,000	5.500	09/18/23	8,812,028
1,200,000	5.500	12/04/23	1,353,264
2,400,000	5.500	04/26/24	2,721,816
4,700,000	5.500	09/18/33	5,933,609
NCUA Guaranteed Notes Series A4
3,500,000	3.000	06/12/19	3,517,310
Qatar Government Bond(c)
210,000	3.875	04/23/23	209,738
230,000	4.500	04/23/28	232,300
Tennessee Valley Authority
5,400,000	3.875	02/15/21	5,559,462

TOTAL AGENCY DEBENTURES (Cost $57,974,970)			$ 58,185,115

Asset-Backed Securities(b) – 10.9%
Collateralized Loan Obligations(c) – 4.9%
BlueMountain CLO Ltd. Series 2014-2A, Class AR(3M USD LIBOR + 0.930%)
$5,150,000	2.675%	07/20/26	$ 5,150,448
Catamaran CLO Ltd. Series 2013-1A, Class AR(3M USD LIBOR + 0.850%)
5,000,000	2.363	01/27/28	4,984,705
Cutwater Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.250%)
5,000,000	2.972	07/15/26	5,000,720
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R(3M USD LIBOR + 1.130%)
3,400,000	2.864	04/18/26	3,400,371
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(3M USD LIBOR + 0.750%)
6,900,000	3.089	04/15/29	6,825,929
Nassau Ltd. Series 2017-IIA, Class AL(3M USD LIBOR + 1.250%)
5,100,000	2.913	01/15/30	5,107,676
Palmer Square Loan Funding Ltd. Series 2017-1A, Class A1(3M USD LIBOR + 0.740%)
4,071,744	2.462	10/15/25	4,071,703
Recette CLO Ltd. Series 2015-1A, Class AR(3M USD LIBOR + 0.920%)
7,000,000	2.665	10/20/27	6,991,712
Voya CLO Ltd. Series 2014-4A, Class A1R(3M USD LIBOR + 0.950%)
7,500,000	2.672	10/14/26	7,492,312
WhiteHorse VIII Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 0.900%)
7,500,000	2.673	05/01/26	7,499,947

			56,525,523

Other(c) – 0.7%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A(1M USD LIBOR + 1.150%)
5,700,000	3.059	06/15/28	5,700,382

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Other(c) – (continued)
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A(1M USD LIBOR + 0.850%)
$1,850,000	2.830%	06/25/35	$ 1,850,591

			7,550,973

Student Loan – 5.3%
Access Group, Inc. Series 2004-1, Class A2(3M USD LIBOR + 0.210%)
3,464,560	2.496	09/26/33	3,390,078
Access Group, Inc. Series 2015-1, Class A(c)(1M USD LIBOR + 0.700%)
1,648,194	2.660	07/25/56	1,645,914
Chase Education Loan Trust Series 2007-A, Class A3(3M USD LIBOR + 0.070%)
234,749	2.365	12/28/23	234,244
ECMC Group Student Loan Trust Series 2016-1A, Class A(c)(1M USD LIBOR + 1.350%)
3,660,544	3.310	07/26/66	3,720,345
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(c)(1M USD LIBOR + 0.800%)
2,402,443	2.760	10/25/56	2,411,411
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(c)(1M USD LIBOR + 0.800%)
8,200,000	2.760	04/26/32	8,239,487
Educational Funding of the South, Inc. Series 2011-1, Class A2(3M USD LIBOR + 0.650%)
2,435,612	2.395	04/25/35	2,437,453
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(c)(1M USD LIBOR + 1.000%)
709,028	2.960	02/25/25	710,107
Higher Education Funding I Series 2014-1, Class A(c)(3M USD LIBOR + 1.050%)
4,091,055	2.994	05/25/34	4,112,545
Navient Student Loan Trust Series 2016-5A, Class A(c)(1M USD LIBOR + 1.250%)
8,148,864	3.210	06/25/65	8,362,091
Navient Student Loan Trust Series 2016-7A, Class A(c)(1M USD LIBOR + 1.150%)
4,041,605	3.110	03/25/66	4,117,341
Nelnet Student Loan Trust Series 2006-1, Class A5(3M USD LIBOR + 0.110%)
1,993,679	2.030	08/23/27	1,991,163
Nelnet Student Loan Trust Series 2006-1, Class A6(c)(3M USD LIBOR + 0.450%)
5,200,000	2.370	08/23/36	5,087,347
Nelnet Student Loan Trust Series 2013-5A, Class A(c)(1M USD LIBOR + 0.630%)
550,538	2.590	01/25/37	550,974
North Carolina State Education Assistance Authority Series 2010-1, Class A1(3M USD LIBOR + 0.900%)
1,891,062	2.645	07/25/41	1,886,923
PHEAA Student Loan Trust Series 2016-1A, Class A(c)(1M USD LIBOR + 1.150%)
3,931,171	3.110	09/25/65	3,991,261
Scholar Funding Trust Series 2010-A, Class A(c)(3M USD LIBOR + 0.750%)
1,316,284	2.150	10/28/41	1,311,435
SLC Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.100%)
2,338,497	2.225	09/15/26	2,333,961
SLM Student Loan Trust Series 2004-8A, Class A6(c)(3M USD LIBOR + 0.630%)
2,550,000	2.375	01/25/40	2,564,410

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2005-3, Class A5(3M USD LIBOR + 0.090%)
	$1,042,210	1.835%		10/25/24	$ 1,041,416

					60,139,906

TOTAL ASSET-BACKED SECURITIES (Cost $123,095,904)					$ 124,216,402

Foreign Debt Obligations – 1.3%
Sovereign – 1.3%
Abu Dhabi Government International Bond
	$460,000	2.500	%(c)	10/11/22	$ 440,450
	420,000	3.125	(c)	10/11/27	391,125
	240,000	4.125	(c)	10/11/47	219,600
	450,000	4.125		10/11/47	411,750
Perusahaan Penerbit SBSN Indonesia III
	2,030,000	4.550		03/29/26	2,017,312
Qatar Government International Bond(c)
	2,210,000	5.103		04/23/48	2,204,475
Republic of Chile(a)
	241,000	3.240		02/06/28	230,456
Republic of Indonesia
	790,000	3.700	(c)	01/08/22	783,088
	200,000	5.875		01/15/24	214,500
EUR	280,000	2.150	(c)	07/18/24	329,436
	$420,000	4.125	(c)	01/15/25	413,175
	380,000	4.125		01/15/25	373,825
	1,380,000	4.350	(c)	01/08/27	1,362,750
	510,000	6.750		01/15/44	607,538
	380,000	5.250	(c)	01/08/47	381,425
Republic of Kuwait
	4,120,000	3.500		03/20/27	4,006,700

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $14,522,636)					$ 14,387,605

Municipal Debt Obligations – 1.2%
California(a) – 0.5%
California State GO Bonds Build America Taxable Series 2009
	$950,000	7.500%		04/01/34	$ 1,334,265
	1,650,000	7.550		04/01/39	2,433,156
California State GO Bonds Build America Taxable Series 2010
	1,645,000	7.950		03/01/36	1,774,429

					5,541,850

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010(a)
	160,000	6.630		02/01/35	169,538
	1,595,000	7.350		07/01/35	1,780,993
Illinois State GO Bonds Taxable-Pension Series 2003
	1,170,000	5.100		06/01/33	1,107,241

					3,057,772

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
New Hampshire(a)(b) – 0.3%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
$3,500,000	3.210%	10/25/37	$ 3,522,857

Ohio(a) – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	2,168,265

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $12,558,258)			$ 14,290,744

U.S. Treasury Obligations – 26.8%
United States Treasury Bonds
$3,670,000	2.750%	11/15/42	$ 3,527,274
8,320,000	3.625	02/15/44	9,276,883
3,830,000	3.125	08/15/44	3,930,690
31,750,000	3.000 (h)	11/15/44	31,863,663
7,700,000	2.875	11/15/46	7,539,686
1,190,000	3.000	05/15/47	1,193,594
11,300,000	2.750	11/15/47	10,782,234
United States Treasury Notes
118,110,000	1.375	09/30/19	116,581,658
800,000	1.375	03/31/20	784,504
5,880,000	1.125	06/30/21	5,626,690
23,870,000	1.750	05/31/22	23,037,414
52,350,000	2.125	07/31/24	50,399,440
1,010,000	2.375	08/15/24	986,194
11,120,000	2.125	09/30/24	10,691,769
5,590,000	2.125	11/30/24	5,368,189
17,900,000	2.875	04/30/25	17,972,675
4,570,000	2.250	02/15/27	4,362,385
United States Treasury Strip Coupon(e)
3,200,000	0.000	02/15/36	1,890,752

TOTAL U.S. TREASURY OBLIGATIONS (Cost $307,834,979)			$ 305,815,694

Shares	Distribution Rate		Value
Investment Company(i) – 7.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
84,487,863	1.869%		$ 84,487,863
(Cost $84,487,863)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,264,900,697)			$1,258,306,402

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 6.8%
Certificate of Deposit(e) – 0.2%
The Southern Co.
$2,330,000	0.000%	08/30/18	$ 2,320,141

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper(e) – 6.6%
AT&T, Inc.
$900,000	0.000%	12/06/18	$ 889,212
2,550,000	0.000	10/09/18	2,530,998
5,000,000	0.000	05/28/19	4,860,048
BAT International Finance PLC
8,000,000	0.000	08/07/18	7,979,347
Dominion Resources, Inc
5,000,000	0.000	09/12/18	4,973,958
Duke Energy Corp.
2,500,000	0.000	08/27/18	2,489,974
Eastman Chemical Co.
2,000,000	0.000	07/06/18	1,999,125
Hewlett Packard Enterprise Co.
2,500,000	0.000	07/10/18	2,498,518
3,027,000	0.000	07/11/18	3,025,040
HP, Inc.
2,000,000	0.000	07/02/18	1,999,680
4,000,000	0.000	07/23/18	3,994,736
Mondelez International, Inc.
5,250,000	0.000	10/01/18	5,214,879
Nutrien Ltd.
1,057,000	0.000	07/16/18	1,055,750
1,250,000	0.000	07/18/18	1,248,343
Schlumberger Holdings
6,000,000	0.000	09/21/18	5,965,644
Schlumberger Holdings Corp.
1,500,000	0.000	08/22/18	1,494,753
Sempra Energy Holdings
1,056,000	0.000	07/31/18	1,053,788
1,550,000	0.000	08/30/18	1,543,441
Suncor Energy, Inc.
1,400,000	0.000	08/21/18	1,394,994
1,577,000	0.000	07/03/18	1,576,608
United Overseas Bank Ltd.
4,909,000	0.000	07/27/18	4,901,150
Versailles Commercial Paper LLC
5,359,000	0.000	07/09/18	5,355,963
VW Credit, Inc.
3,512,000	0.000	08/13/18	3,501,442
4,200,000	0.000	09/20/18	4,175,530

			75,722,921

TOTAL SHORT-TERM INVESTMENTS (Cost $78,044,702)			$ 78,043,062

TOTAL INVESTMENTS – 116.9% (Cost $1,342,945,399)			$1,336,349,464

LIABILITIES IN EXCESS OF OTHER ASSETS – (16.9)%			(193,117,349)

NET ASSETS – 100.0%			$1,143,232,115

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $193,631,483, which represents approximately 16.9% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $194,369,453 which represents approximately 17.0% of the Fund’s net assets as of June 30, 2018.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $26,170,915, which represents approximately 2.3% of the Fund’s net assets as of June 30, 2018.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Australia & New Zealand Banking Group	AUD	1,127,493	NZD	1,209,697	$834,606	09/19/18	$15,212
Barclays Bank PLC	EUR	768,496	USD	898,052	902,928	09/19/18	4,876
	USD	6,981,148	GBP	5,235,539	6,923,738	08/14/18	57,410
BoA Securities LLC	AUD	1,213,047	NZD	1,305,973	897,936	09/19/18	13,328
	EUR	1,541,642	CAD	2,370,715	1,811,319	09/19/18	5,543
	EUR	768,255	JPY	98,519,524	902,645	09/19/18	7,767
	EUR	3,056,419	NZD	5,125,142	3,591,075	09/19/18	119,534
	GBP	265,917	AUD	470,752	352,206	09/19/18	3,741
	GBP	245,679	USD	324,250	324,899	08/14/18	649
	GBP	1,731,196	USD	2,272,728	2,292,968	09/19/18	20,240
	USD	1,852,462	GBP	1,390,372	1,838,697	08/14/18	13,765
	USD	1,789,579	JPY	195,077,524	1,771,938	09/19/18	17,641
	USD	2,992,390	NZD	4,333,661	2,935,428	09/19/18	56,962
Citibank NA	EUR	302,372	NOK	2,862,971	355,266	09/19/18	2,606
	EUR	1,541,508	NZD	2,600,320	1,811,162	09/19/18	49,821
	EUR	1,796,747	SEK	18,499,579	2,111,049	09/19/18	32,828
	NOK	2,902,581	USD	357,091	357,539	09/19/18	447
	USD	2,673,533	AUD	3,555,213	2,631,681	09/19/18	41,851
	USD	2,119,687	GBP	1,592,592	2,106,123	08/14/18	13,564
	USD	434,515	GBP	325,274	430,825	09/19/18	3,691
	USD	895,137	NOK	7,260,725	894,373	09/19/18	764
Deutsche Bank AG	AUD	1,209,330	USD	893,314	895,185	09/19/18	1,870
	EUR	759,904	GBP	668,336	892,833	09/19/18	7,623
JPMorgan Securities, Inc.	CAD	1,177,429	USD	895,090	896,849	09/19/18	1,760
	EUR	6,131,510	GBP	5,378,300	7,204,087	09/19/18	80,533
	NOK	22,116,965	USD	2,711,304	2,724,358	09/19/18	13,054
	USD	2,159,684	EUR	1,822,534	2,138,233	08/31/18	21,451
	USD	344,828	NOK	2,785,517	343,119	09/19/18	1,709
MS & Co. Int. PLC	EUR	769,220	SEK	8,006,943	903,778	09/19/18	4,287
	EUR	765,572	USD	892,343	899,493	09/19/18	7,149
	USD	1,890,696	CAD	2,451,214	1,867,093	09/19/18	23,604
	USD	904,177	EUR	760,532	893,571	09/19/18	10,606
	USD	901,020	GBP	669,490	886,739	09/19/18	14,281
	USD	1,788,531	JPY	196,071,263	1,780,964	09/19/18	7,567
State Street Bank (London)	CAD	358,648	EUR	230,443	273,183	09/19/18	2,429
	CAD	574,590	USD	432,021	437,666	09/19/18	5,645
	CHF	3,310,622	EUR	2,849,788	3,366,460	09/19/18	18,162
	EUR	1,541,460	AUD	2,425,596	1,811,106	09/19/18	15,603
	EUR	760,874	CAD	1,171,168	893,973	09/19/18	1,893
	EUR	1,541,428	NZD	2,594,624	1,811,068	09/19/18	53,585
	EUR	1,518,875	SEK	15,415,774	1,784,569	09/19/18	52,777
	EUR	2,778,761	USD	3,241,230	3,264,846	09/19/18	23,616
	USD	6,182,038	CAD	8,015,630	6,105,514	09/19/18	76,524
	USD	7,117,925	GBP	5,319,562	7,034,854	08/14/18	83,071
	USD	895,362	JPY	97,904,240	889,289	09/19/18	6,073
	USD	429,759	NOK	3,486,230	429,432	09/19/18	326
	USD	1,458,549	NZD	2,133,754	1,445,309	09/19/18	13,240
	USD	905,880	SEK	7,769,213	872,785	09/19/18	33,094
UBS AG (London)	AUD	1,211,696	NZD	1,299,884	896,936	09/19/18	16,453
	CHF	1,768,810	EUR	1,528,333	1,798,643	09/19/18	2,960
	CHF	1,760,271	USD	1,788,221	1,789,960	09/19/18	1,740
	EUR	2,911,372	NOK	27,604,322	3,420,654	09/19/18	20,367
	EUR	301,000	USD	351,232	353,139	08/31/18	1,907

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

UBS AG (London) (continued)

	EUR	3,846,268	USD	4,475,152	$4,519,092	09/19/18	$43,939
	JPY	98,382,665	EUR	760,127	893,634	09/19/18	540
	USD	890,595	AUD	1,178,896	872,656	09/19/18	17,938
	USD	543,608	EUR	461,906	542,706	09/19/18	901
	USD	901,252	GBP	675,492	894,689	09/19/18	6,563
	USD	407,669	NOK	3,256,210	401,098	09/19/18	6,570
	USD	4,450,737	NZD	6,448,225	4,367,739	09/19/18	82,996

TOTAL							$1,266,646

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Australia & New Zealand Banking Group	AUD	2,425,830	USD	1,802,355	$1,795,676	09/19/18	$(6,679)
	NZD	1,310,032	AUD	1,210,270	887,357	09/19/18	(8,523)
	USD	6,148,817	AUD	8,365,269	6,192,237	09/19/18	(43,420)
Barclays Bank PLC	GBP	1,988,410	EUR	2,258,818	2,633,647	09/19/18	(20,304)
	GBP	411,204	USD	552,544	544,640	09/19/18	(7,904)
	JPY	293,318,607	USD	2,684,855	2,664,286	09/19/18	(20,570)
	NOK	7,259,356	USD	894,746	894,204	09/19/18	(542)
	SEK	7,818,923	EUR	768,462	878,369	09/19/18	(24,518)
	USD	1,801,652	EUR	1,543,038	1,812,960	09/19/18	(11,308)
BoA Securities LLC	AUD	1,219,615	EUR	772,377	902,797	09/19/18	(4,691)
	AUD	519,783	GBP	290,685	384,760	09/19/18	(252)
	AUD	13,226,485	USD	9,863,784	9,790,664	09/19/18	(73,120)
	CAD	2,349,562	USD	1,790,115	1,789,664	09/19/18	(451)
	EUR	1,520,503	USD	1,792,394	1,786,483	09/19/18	(5,911)
	GBP	669,416	USD	895,698	886,641	09/19/18	(9,056)
	NOK	10,097,975	EUR	1,068,538	1,243,864	09/19/18	(11,592)
	SEK	7,837,722	EUR	768,104	880,481	09/19/18	(21,986)
Citibank NA	AUD	358,659	EUR	226,010	265,491	09/19/18	(55)
	CAD	1,166,277	USD	893,877	888,355	09/19/18	(5,523)
	GBP	321,329	USD	430,060	425,600	09/19/18	(4,460)
	NZD	2,484,172	USD	1,726,939	1,682,667	09/19/18	(44,273)
	SEK	215,319,936	EUR	21,163,320	24,188,812	09/19/18	(676,579)
Deutsche Bank AG	AUD	1,205,927	USD	895,521	892,665	09/19/18	(2,856)
	GBP	14,008,136	USD	18,676,459	18,553,765	09/19/18	(122,693)
	JPY	196,396,753	USD	1,789,614	1,783,921	09/19/18	(5,694)
	NOK	2,913,439	EUR	307,695	358,876	09/19/18	(2,644)
	NZD	1,302,600	AUD	1,208,484	882,323	09/19/18	(12,234)
	USD	1,772,565	AUD	2,408,674	1,782,977	09/19/18	(10,412)
	USD	4,251,209	CAD	5,627,311	4,286,328	09/19/18	(35,120)
	USD	895,474	EUR	765,844	899,812	09/19/18	(4,338)
JPMorgan Securities, Inc.	CAD	1,174,724	USD	895,672	894,789	09/19/18	(883)
	EUR	3,042,000	USD	3,605,460	3,574,132	09/19/18	(31,328)
	GBP	301,069	EUR	340,794	398,766	09/19/18	(1,642)
	JPY	727,183,724	USD	6,629,239	6,605,191	09/19/18	(24,047)
	NOK	6,229,300	EUR	653,321	767,322	09/19/18	(282)
	NZD	20,806,708	USD	14,628,781	14,093,531	09/19/18	(535,249)
	USD	23,752,244	EUR	20,311,673	23,864,765	09/19/18	(112,521)
	USD	895,302	GBP	676,209	895,638	09/19/18	(336)
MS & Co. Int. PLC	AUD	7,048,663	USD	5,251,341	5,217,644	09/19/18	(33,697)
	CAD	1,971,010	USD	1,517,341	1,501,321	09/19/18	(16,021)
	EUR	3,907,136	USD	4,594,224	4,590,606	09/19/18	(3,618)
	GBP	676,942	EUR	766,507	896,610	09/19/18	(3,982)
	NZD	1,302,791	USD	886,898	882,452	09/19/18	(4,446)
	SEK	97,035,305	EUR	9,519,705	10,900,842	09/19/18	(284,131)
	USD	1,780,601	AUD	2,416,052	1,788,438	09/19/18	(7,837)
	USD	406,842	CAD	537,292	409,256	09/19/18	(2,414)
	USD	896,894	EUR	770,286	905,031	09/19/18	(8,137)
	USD	1,795,023	GBP	1,361,103	1,802,780	09/19/18	(7,757)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

State Street Bank (London)	CAD	607,953	USD	468,811	$463,078	09/19/18	$(5,733)
	JPY	686,926,978	USD	6,261,168	6,239,529	09/19/18	(21,638)
	NZD	2,633,274	AUD	2,410,893	1,783,662	09/19/18	(958)
	SEK	7,919,003	USD	896,785	889,612	09/19/18	(7,173)
	USD	889,002	AUD	1,204,953	891,944	09/19/18	(2,942)
	USD	1,355,472	CAD	1,798,566	1,369,969	09/19/18	(14,497)
UBS AG (London)	AUD	1,187,792	USD	886,871	879,241	09/19/18	(7,630)
	CAD	904,518	USD	691,742	688,972	09/19/18	(2,769)
	NZD	1,306,812	AUD	1,208,473	885,176	09/19/18	(9,374)
	NZD	1,274,815	USD	890,311	863,502	09/19/18	(26,809)
	USD	3,588,167	EUR	3,073,226	3,610,821	09/19/18	(22,654)

TOTAL							$(2,398,213)

FORWARD SALES CONTRACTS — At June 30, 2018, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA-30yr	07/12/18	$(4,000,000)	$(3,874,375)
GNMA	4.000	TBA-30yr	07/19/18	(27,000,000)	(27,666,563)

TOTAL (Proceeds Receivable: $31,491,250)					$(31,540,938)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	174	09/17/18	$14,337,562	$33,966
Italian 10 Year Government Bonds	25	09/06/18	3,231,011	5,239
Ultra Long U.S. Treasury Bonds	97	09/19/18	15,477,563	228,788
Ultra 10 Year U.S. Treasury Notes	81	09/19/18	10,386,984	92,184
10 Year German Euro-Bund	23	09/06/18	4,365,996	19,069
2 Year U.S. Treasury Notes	246	09/28/18	52,109,719	(4,214)
5 Year U.S Treasury Notes	611	09/28/18	69,420,102	156,169
20 Year U.S. Treasury Bonds	363	09/19/18	52,635,000	677,752

Total				$1,208,953

Short position contracts:
Eurodollars	(40)	06/17/19	(9,714,500)	85,433
Eurodollars	(245)	12/14/20	(59,424,750)	15,626
French 10 Year Government Bonds	(25)	09/06/18	(4,511,795)	(20,114)
3 Month Euro Euribor	(111)	12/16/19	(32,448,579)	(8,242)
10 Year U.S Treasury Notes	(118)	09/19/18	(14,182,125)	(100,078)

Total				$(27,375)

TOTAL FUTURES CONTRACTS				$1,181,578

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(a)	0.330%(b)	09/15/18	SEK	104,320		$(26,903)	$(17)	$(26,886)
6M EURO(a)	0.100(b)	09/19/20	EUR	26,590	(c)	181,570	126,621	54,949
6M GBP(d)	1.000	09/19/20	GBP	18,090	(c)	(41,606)	(40,339)	(1,267)
3M NIBOR(b)	1.450(a)	09/19/20	NOK	71,940	(c)	1,629	4,746	(3,117)
6M NIBOR(d)	1.600(b)	09/19/20		65,120	(c)	11,884	11,723	161
6M CDOR(d)	2.000	09/19/20	CAD	8,780	(c)	(45,429)	(50,846)	5,417
0.100%(b)	3M STIBOR(a)	09/19/20	SEK	321,350	(c)	(134,840)	(85,146)	(49,694)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.100%(b)	6M EURO(d)	10/15/20	EUR	2,840	(c)	$(16,130)	$(15,652)	$(478)
3M LIBOR(a)	2.139%(d)	11/20/20		$60,500	(c)	(890,584)	(117,428)	(773,156)
6M EURO(d)	0.350(b)	12/16/21	EUR	35,480	(c)	111,394	(98,549)	209,943
0.500(b)	3M STIBOR(a)	12/16/21	SEK	261,160	(c)	(49,819)	144,527	(194,346)
2.028(d)	6M CDOR	07/18/22		7,590	(c)	(85,241)	(38,725)	(46,516)
0.500(b)	3M STIBOR(a)	09/19/22	SEK	96,800	(c)	(82,185)	(21,799)	(60,386)
6M EURO(d)	0.750(b)	06/15/23	EUR	15,350	(c)	114,662	(113,395)	228,057
6M EURO(d)	0.500(b)	09/19/23		26,000	(c)	280,285	78,659	201,626
3M LIBOR(a)	2.250(d)	09/19/23		$28,110	(c)	(862,971)	(939,093)	76,122
2.750(d)	3M NZDOR(a)	09/19/23	NZD	5,140	(c)	(27,851)	8,141	(35,992)
0.750(b)	3M STIBOR(a)	09/19/23	SEK	331,320	(c)	(475,276)	(279,050)	(196,226)
2.250(d)	3M CDOR	09/19/23	CAD	1,990	(c)	16,871	15,815	1,056
1.250(d)	6M GBP	09/19/23	GBP	20,530	(c)	127,014	139,721	(12,707)
2.275(d)	3M LIBOR(a)	11/20/23		$25,070	(c)	755,720	53,195	702,525
6M GBP(d)	1.200	11/21/23	GBP	9,700	(c)	(107,871)	(544,167)	436,295
2.882(d)	3M LIBOR(a)	02/28/25		$12,400		4,819	48,913	(44,094)
2.000(b)	3M STIBOR(a)	11/02/27	SEK	31,060	(c)	(41,964)	1,524	(43,488)
3M LIBOR(a)	2.750(d)	12/21/27		$8,470	(c)	(75,990)	(128,982)	52,992
2.250(b)	3M STIBOR(a)	12/21/27	SEK	40,970	(c)	(103,371)	(85,473)	(17,898)
3.500(d)	6M AUDOR	12/21/27	AUD	3,070	(c)	(33,889)	(93,675)	59,786
6M CHFOR(d)	1.000(b)	06/21/28	CHF	2,160	(c)	8,388	(10,882)	19,270
4.000(d)	3M NZDOR(a)	06/21/28	NZD	2,690	(c)	(32,044)	309	(32,353)
1.500(b)	6M EURO	06/21/28	EUR	2,100	(c)	(273)	16,875	(17,148)
6M CDOR(d)	2.250(d)	09/19/28	CAD	5,750	(c)	(129,511)	(207,833)	78,322
3M LIBOR(a)	2.500(d)	09/19/28		$10	(c)	(390)	(493)	103
6M AUDOR(d)	2.750	09/19/28	AUD	4,280	(c)	(26,173)	(74,830)	48,657
3.250(d)	3M NZDOR(a)	09/19/28	NZD	4,690	(c)	(54,767)	1,659	(56,426)
1.250(b)	3M STIBOR(a)	09/19/28	SEK	17,660	(c)	(13,838)	20,267	(34,105)
1.500(d)	6M GBP	09/19/28	GBP	2,030	(c)	12,615	20,911	(8,296)
1.400(d)	6M GBP	11/21/28		5,830	(c)	121,249	(310,089)	431,338
3M LIBOR(a)	2.750(d)	06/16/37		$1,910	(c)	(36,810)	(50,889)	14,079
1.750(d)	6M GBP	12/14/37	GBP	7,360	(c)	35,682	25,590	10,092
1.250(d)	6M JYOR	06/14/38	JPY	61,420	(c)	(10,304)	(4,626)	(5,678)
1.500(b)	6M EURO(d)	09/19/38	EUR	2,970	(c)	(57,974)	(26,538)	(31,436)
3M LIBOR(a)	2.500(d)	06/17/47		$1,220	(c)	(23,810)	(32,118)	8,308
3M LIBOR(a)	3.000(d)	06/15/48		17,430	(c)	130,099	4,671	125,428
1.500(d)	6M JYOR	06/16/48	JPY	56,190	(c)	(11,895)	(11,516)	(379)
3M CDOR(d)	2.540	07/18/48		1,120	(c)	15,387	14,880	507
1.500(b)	6M EURO(d)	09/19/48	EUR	1,600	(c)	(16,598)	26,558	(43,156)
1.000(d)	6M JYOR	09/19/48	JPY	388,370	(c)	(150,325)	(119,000)	(31,325)

TOTAL						$(1,737,365)	$(2,735,845)	$998,480

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.
(d)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2018(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 30(a)	1.000%	0.676%	06/20/23		$20,725	$316,852	$363,190	$(46,338)
iTraxx Europe Series 29(a)	1.000	0.735	06/20/23	EUR	5,250	81,325	84,680	(3,355)

TOTAL						$398,176	$447,870	$(49,693)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviation:
BoA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 30	— CDX North America Investment Grade Index 30.
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 34.0%
British Pound – 2.2%
United Kingdom Treasury
GBP	2,000,000	4.500%		09/07/34	$ 3,712,828
	90,000	4.250		03/07/36	165,736
	3,970,000	3.500		01/22/45	7,169,136
	1,270,000	3.500		07/22/68	2,790,913

					13,838,613

Canadian Dollar – 2.4%
British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	627,324
	2,600,000	2.850		06/18/25	2,009,653
	2,000,000	4.950		06/18/40	2,023,048
Canadian Government Bond
	1,760,000	2.750		12/01/48	1,500,080
Ontario Province of Canada
	1,800,000	4.400		06/02/19	1,400,595
	3,700,000	2.850		06/02/23	2,854,768
	1,700,000	2.600		06/02/25	1,285,439
	2,300,000	4.650		06/02/41	2,218,228
Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,454,965

					15,374,100

Czech Koruna – 0.1%
Czech Republic Government Bond
CZK	11,190,000	1.500		10/29/19	507,325

Danish Krone – 0.1%
Kingdom of Denmark
DKK	3,000,000	4.500		11/15/39	815,583

Euro – 6.4%
French Republic Government Bond OAT(a)
EUR	800,000	1.750		05/25/66	945,937
Government of France
	1,700,000	4.500		04/25/41	3,245,126
Ireland Government Bond
	1,030,000	0.900		05/15/28	1,213,720
Italy Buoni Poliennali Del Tesoro
	940,000	0.300		10/15/18	1,098,467
	3,440,000	1.200		04/01/22	3,984,371
	7,790,000	1.450		11/15/24	8,712,625
	1,750,000	2.950	(a)	09/01/38	1,974,534
	970,000	2.800	(a)	03/01/67	984,555
Kingdom of Belgium(a)
	1,800,000	0.800		06/22/27	2,147,780
	910,000	2.150		06/22/66	1,158,745
Republic of Austria(a)
	450,000	1.500		11/02/86	485,429
	460,000	2.100	(b)	09/20/17	610,557
Republic of Indonesia(a)
	650,000	2.625		06/14/23	788,484
	240,000	2.150		07/18/24	282,374
	420,000	3.750		06/14/28	541,363
Republic of Ireland
	860,000	4.500		04/18/20	1,096,192

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Spain Government Bond(a)
EUR	2,230,000	3.800%	04/30/24	$ 3,082,663
	1,250,000	2.750	10/31/24	1,649,226
	1,215,000	5.900	07/30/26	1,951,878
	1,800,000	1.500	04/30/27	2,157,176
	1,370,000	1.450	10/31/27	1,628,364
	1,110,000	3.450	07/30/66	1,526,862

				41,266,428

Indonesian Rupiah – 0.4%
Indonesia Treasury Bond
IDR	36,684,000,000	8.750	05/15/31	2,665,542

Israeli Shekel – 0.1%
Israel Government Bond
ILS	2,430,000	2.000	03/31/27	665,057

Japanese Yen – 15.9%
Government of Japan
JPY	2,549,500,000	1.300	06/20/20	23,678,353
	436,000,000	2.200	03/20/31	4,948,343
	225,000,000	1.700	09/20/32	2,449,567
	214,000,000	1.400	09/20/34	2,259,936
	2,029,200,000	2.500	09/20/34	24,605,161
	454,000,000	1.400	09/20/45	4,846,111
	181,600,000	2.000	03/20/52	2,236,330
	312,700,000	1.400	03/20/55	3,348,882
Japan Government Five Year Bond
	1,624,000,000	0.100	09/20/21	14,773,609
Japanese Government CPI Linked Bond
	815,068,800	0.100	03/10/25	7,711,553
	1,145,867,002	0.100	03/10/26	10,903,409

				101,761,254

Mexican Peso – 0.2%
United Mexican States
MXN	3,957,000	6.500	06/10/21	192,761
	1,339,300	8.000	12/07/23	68,308
	2,098,900	7.750	11/23/34	106,305
	13,763,300	10.000	11/20/36	848,884
	2,436,600	8.500	11/18/38	132,550
	94,300	8.000	11/07/47	4,886

				1,353,694

Russian Ruble – 0.1%
Russian Federation Bond
RUB	26,160,000	7.050	01/19/28	402,973

South African Rand – 0.5%
Republic of South Africa
ZAR	47,650,000	7.750	02/28/23	3,409,680

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
South African Rand – (continued)
ZAR	290,000	8.750%		01/31/44	$ 19,297

					3,428,977

South Korean Won – 1.8%
Inflation Linked Korea Treasury Bond
KRW	13,376,001,411	1.000		06/10/26	11,411,364

Swedish Krona – 0.4%
Sweden Government Bond
SEK	21,290,000	3.500		06/01/22	2,733,525

Thai Baht – 0.6%
Thailand Government Bond
THB	126,490,000	1.875		06/17/22	3,796,430

United States Dollar – 2.8%
Abu Dhabi Government International Bond
	$500,000	2.500	(a)	10/11/22	478,750
	790,000	3.125	(a)	10/11/27	735,688
	600,000	4.125	(a)	10/11/47	549,000
	1,370,000	4.125		10/11/47	1,253,550
Qatar Government International Bond(a)
	1,820,000	5.103		04/23/48	1,815,450
Republic of Indonesia
	970,000	5.875		01/15/24	1,040,325
	200,000	4.125	(a)	01/15/25	196,750
	4,340,000	4.125		01/15/25	4,269,475
	790,000	3.850	(a)	07/18/27	750,500
	300,000	4.750	(a)	07/18/47	283,500
Republic of Korea
	660,000	7.125		04/16/19	681,581
Republic of Kuwait
	6,250,000	3.500		03/20/27	6,078,125

					18,132,694

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $213,234,417)					$218,153,559

Corporate Obligations – 28.3%
Aerospace & Defense – 0.6%
General Dynamics Corp.
	$850,000	2.875%		05/11/20	$ 849,076
	850,000	3.000		05/11/21	847,269
	400,000	3.375	(c)	05/15/23	400,808
Northrop Grumman Corp.(c)
	1,700,000	2.930		01/15/25	1,613,918

					3,711,071

Agriculture – 0.5%
BAT Capital Corp.(a)(c)
	450,000	3.222		08/15/24	426,255
	900,000	3.557		08/15/27	837,361
BAT International Finance PLC(a)
	800,000	2.750		06/15/20	791,274
	200,000	3.500		06/15/22	198,098
Reynolds American, Inc.
	108,000	3.250		06/12/20	107,889
	150,000	4.000		06/12/22	150,934

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Agriculture – (continued)
	$650,000	5.850	%(c)	08/15/45	$ 709,602

					3,221,413

Banks – 14.6%
Banco Santander SA
	600,000	4.379		04/12/28	573,676
Bank of America Corp.
	1,400,000	2.600		01/15/19	1,399,112
	600,000	2.650		04/01/19	599,363
(3M USD LIBOR + 0.630%)
	900,000	3.499	(c)(d)	05/17/22	899,691
	1,450,000	4.125		01/22/24	1,473,867
	150,000	3.875		08/01/25	149,249
	2,300,000	3.248	(c)	10/21/27	2,143,532
	650,000	4.183	(c)	11/25/27	633,034
	100,000	6.110		01/29/37	114,870
Barclays PLC(c)
	900,000	3.684		01/10/23	875,215
BNP Paribas SA
	1,450,000	3.375	(a)	01/09/25	1,369,790
	1,250,000	3.375		01/09/25	1,180,853
	200,000	4.375	(a)	09/28/25	195,196
Capital One Financial Corp.(c)
	1,600,000	2.500		05/12/20	1,577,310
Citigroup, Inc.(c)
	1,300,000	3.200		10/21/26	1,208,908
Credit Agricole SA(a)
	1,200,000	3.375		01/10/22	1,174,861
Credit Suisse AG
	750,000	6.500		08/08/23	797,750
Credit Suisse Group AG(a)(c)(d)(3M USD LIBOR + 1.410%)
	1,600,000	3.869		01/12/29	1,504,526
Credit Suisse Group Funding Guernsey Ltd.
	650,000	4.550		04/17/26	649,949
Deutsche Bank AG
	150,000	2.850		05/10/19	148,683
	3,400,000	2.700		07/13/20	3,316,370
	100,000	3.125		01/13/21	96,700
Dexia Credit Local SA
	3,500,000	1.875	(a)	03/28/19	3,479,498
GBP	5,900,000	1.125		06/15/22	7,703,601
HSBC Holdings PLC
	$200,000	4.250		08/18/25	196,357
	450,000	6.800		06/01/38	541,590
Intesa Sanpaolo SpA
	900,000	3.875		01/15/19	901,655
Kreditanstalt fuer Wiederaufbau(e)
AUD	3,000,000	6.000		08/20/20	2,388,726
EUR	11,000,000	0.000	(f)	05/25/21	12,977,727
	3,100,000	3.500		07/04/21	4,039,976
	7,300,000	2.500		01/17/22	9,362,601
	14,900,000	0.000	(f)	12/15/22	17,486,177
Morgan Stanley, Inc.
	$500,000	5.625		09/23/19	515,227

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. – (continued)
EUR	900,000	2.375%		03/31/21	$ 1,111,716
	$50,000	3.875		04/29/24	50,089
	1,700,000	3.700		10/23/24	1,678,318
	300,000	4.000		07/23/25	299,088
	350,000	4.300		01/27/45	331,157
Royal Bank of Scotland Group PLC
(3M USD LIBOR + 1.480%)
	1,200,000	3.498	(c)(d)	05/15/23	1,162,450
	200,000	3.875		09/12/23	194,284
(3M USD LIBOR + 1.550%)
	900,000	4.519	(c)(d)	06/25/24	900,645
(3M USD LIBOR + 1.754%)
	2,150,000	4.892	(c)(d)	05/18/29	2,140,431
The Huntington National Bank(c)
	1,950,000	3.250		05/14/21	1,945,421
UBS Group Funding Switzerland AG(a)
	2,400,000	3.000		04/15/21	2,363,318

					93,852,557

Beverages(c) – 0.2%
Anheuser-Busch InBev Finance, Inc.
	500,000	4.900		02/01/46	514,189
Anheuser-Busch InBev Worldwide, Inc.
	700,000	4.600		04/15/48	689,678

					1,203,867

Biotechnology(c) – 0.1%
Gilead Sciences, Inc.
	800,000	4.150		03/01/47	764,702

Chemicals – 0.7%
CNAC HK Finbridge Co. Ltd.
	200,000	4.125		07/19/27	184,250
LyondellBasell Industries NV(c)
	252,000	5.000		04/15/19	254,492
Syngenta Finance NV(a)(c)
	750,000	4.441		04/24/23	745,801
	600,000	4.892		04/24/25	588,287
	200,000	5.182		04/24/28	193,165
	200,000	5.676		04/24/48	186,991
The Sherwin-Williams Co.(c)
	2,300,000	3.450		06/01/27	2,172,971

					4,325,957

Diversified Financial Services – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2,550,000	3.750		05/15/19	2,565,202
	1,400,000	3.500	(c)	05/26/22	1,369,404
	2,149,000	4.625		07/01/22	2,191,441
GE Capital International Funding Co.
	1,100,000	3.373		11/15/25	1,055,804
Huarong Finance 2017 Co. Ltd.
	200,000	4.750		04/27/27	192,438

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Synchrony Financial(c)
	$250,000	3.000%	08/15/19	$ 249,469

				7,623,758

Electrical – 0.4%
innogy Finance BV
GBP	900,000	6.250	06/03/30	1,561,521
Ruwais Power Co. PJSC(a)
	$520,000	6.000	08/31/36	559,650
Sempra Energy(c)
	700,000	3.400	02/01/28	656,721

				2,777,892

Food & Drug Retailing(c) – 0.1%
Kraft Heinz Foods Co.
	600,000	2.800	07/02/20	595,705

Healthcare Providers & Services(c) – 0.3%
Becton Dickinson & Co.
	1,600,000	2.894	06/06/22	1,547,573
	275,000	3.363	06/06/24	264,161

				1,811,734

Insurance – 1.2%
Aviva PLC(c)(d)
(5 year UK Government Bond + 2.850%)
GBP	450,000	6.125	11/14/36	661,727
(5 year EUR Swap + 5.130%)
EUR	450,000	6.125	07/05/43	620,412
(6M GBP LIBOR + 1.880%)
GBP	300,000	5.902	11/29/49	413,378
AXA SA(c)(d)(3M USD LIBOR + 1.449%)
	$2,450,000	6.463	12/29/49	2,394,875
Chubb INA Holdings, Inc.(c)
EUR	1,550,000	2.500	03/15/38	1,829,024
Cloverie PLC for Zurich Insurance Co. Ltd.(c)(d)(3M USD LIBOR + 4.918%)
	$500,000	5.625	06/24/46	502,927
MetLife, Inc.
	500,000	4.368	09/15/23	518,094
	110,000	3.600	04/10/24	109,096
NN Group NV(c)(d)(3M Euribor + 3.950%)
EUR	800,000	4.625	04/08/44	1,004,261

				8,053,794

Internet(c) – 0.4%
Amazon.com, Inc.
	$2,700,000	3.875	08/22/37	2,635,505

Investment Companies – 0.1%
Huarong Finance II Co. Ltd.
	570,000	5.000	11/19/25	565,725

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital(c)
	$150,000	3.579%		07/23/20	$ 149,810
	650,000	4.500		02/01/24	649,360
	2,400,000	4.908		07/23/25	2,423,722
Comcast Corp.
	300,000	6.400		03/01/40	354,594
Time Warner Cable LLC
	300,000	6.750		07/01/18	300,000
	450,000	5.000		02/01/20	459,395
	100,000	4.125	(c)	02/15/21	100,509
	28,000	7.300		07/01/38	31,738

					4,469,128

Mining(a) – 0.2%
Glencore Funding LLC
	1,400,000	4.125		05/30/23	1,396,934

Oil Field Services – 0.8%
Anadarko Petroleum Corp.
	50,000	3.450	(c)	07/15/24	48,045
	650,000	6.450		09/15/36	751,176
BP Capital Markets PLC
	250,000	3.814		02/10/24	252,553
Devon Energy Corp.(c)
	500,000	3.250		05/15/22	491,509
	200,000	5.600		07/15/41	215,735
	500,000	4.750		05/15/42	488,131
	300,000	5.000		06/15/45	305,185
Dolphin Energy Ltd. LLC
	114,800	5.888	(a)	06/15/19	116,379
	77,080	5.888		06/15/19	78,140
Gazprom OAO Via Gaz Capital SA
	240,000	8.625	(g)	04/28/34	297,000
	310,000	7.288		08/16/37	348,750
Petroleos Mexicanos
	32,000	6.375		02/04/21	33,680
EUR	820,000	5.125		03/15/23	1,049,765
Reliance Industries Ltd.(a)
	$510,000	3.667		11/30/27	468,562

					4,944,610

Pharmaceuticals – 1.2%
AbbVie, Inc.(c)
	750,000	4.450		05/14/46	717,190
Allergan Funding SCS
	50,000	2.450		06/15/19	49,758
	250,000	3.000	(c)	03/12/20	248,815
Bayer AG(c)(d)(5 year EUR Swap + 2.176%)
EUR	1,400,000	3.000		07/01/75	1,680,828
Bayer US Finance II LLC(a)(c)
	$750,000	3.875		12/15/23	750,031
	1,000,000	4.250		12/15/25	1,005,351
	550,000	4.375		12/15/28	551,046
CVS Health Corp.(c)
	550,000	2.800		07/20/20	544,807
	950,000	4.300		03/25/28	937,089

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
$750,000	4.780%		03/25/38	$ 737,679
250,000	5.050		03/25/48	254,424

				7,477,018

Pipelines – 1.8%
Abu Dhabi Crude Oil Pipeline LLC(a)
1,260,000	4.600		11/02/47	1,159,200
Enterprise Products Operating LLC(c)
700,000	2.850		04/15/21	691,295
500,000	3.750		02/15/25	495,122
Kinder Morgan Energy Partners LP(c)
470,000	3.950		09/01/22	469,938
Kinder Morgan, Inc.(c)
350,000	3.050		12/01/19	348,918
3,000,000	5.000	(a)	02/15/21	3,102,714
300,000	4.300		06/01/25	299,257
MPLX LP(c)
400,000	4.500		04/15/38	369,459
500,000	4.700		04/15/48	463,603
Plains All American Pipeline LP/PAA Finance Corp.(c)
1,200,000	4.500		12/15/26	1,174,645
300,000	4.700		06/15/44	263,583
Sabine Pass Liquefaction LLC(c)
1,500,000	5.625		03/01/25	1,591,875
Williams Partners LP(c)
550,000	3.600		03/15/22	547,312
450,000	3.900		01/15/25	438,986

				11,415,907

Real Estate Investment Trust(c) – 0.3%
American Tower Corp.
450,000	3.300		02/15/21	449,513
HCP, Inc.
100,000	2.625		02/01/20	98,807
273,000	5.375		02/01/21	283,792
Ventas Realty LP/Ventas Capital Corp.
200,000	3.250		08/15/22	196,142
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
350,000	2.700		09/17/19	348,549
400,000	3.750		09/17/24	395,178

				1,771,981

Retailing(c) – 0.3%
Dollar Tree, Inc.
900,000	4.000		05/15/25	879,573
1,100,000	4.200		05/15/28	1,061,796

				1,941,369

Semiconductors(c) – 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.
500,000	3.000		01/15/22	486,330

Software(c) – 0.5%
Oracle Corp.
1,650,000	2.650		07/15/26	1,521,684
700,000	3.250		11/15/27	669,323
800,000	3.800		11/15/37	756,728

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Software(c) – (continued)
	$650,000	4.000%	11/15/47	$ 611,826

				3,559,561

Supranational – 0.8%
European Financial Stability Facility(e)
EUR	900,000	1.375	05/31/47	1,005,542
European Investment Bank
	3,400,000	0.875	01/14/28	4,041,076

				5,046,618

Telecommunication Services – 1.2%
America Movil SAB de CV
MXN	5,260,000	6.000	06/09/19	257,870
AT&T, Inc.(c)
	$2,000,000	2.800	02/17/21	1,968,156
	1,450,000	3.200	03/01/22	1,422,899
	250,000	3.000	06/30/22	242,699
Verizon Communications, Inc.
	1,884,000	4.329 (a)	09/21/28	1,867,234
	450,000	4.862	08/21/46	430,007
	650,000	5.012	04/15/49	633,003
Vodafone Group PLC
	1,050,000	3.750	01/16/24	1,041,027

				7,862,895

TOTAL CORPORATE OBLIGATIONS (Cost $184,736,248)				$181,516,031

Asset-Backed Securities(d) – 21.0%
Collateralized Loan Obligations(a) – 12.9%
AIMCO CLO Series 2014-AA, Class AR(3M USD LIBOR + 1.100%)
	$4,250,000	2.845%	07/20/26	$ 4,250,463
Apex Credit CLO II LLC Series 2017-2A, Class A(3M USD LIBOR + 1.270%)
	8,400,000	3.472	09/20/29	8,414,549
Atrium X CLO Series 2017-10A, Class AR(3M USD LIBOR + 0.950%)
	3,535,828	2.672	07/16/25	3,535,821
Catamaran CLO Ltd. Series 2013-1A, Class AR(3M USD LIBOR + 0.850%)
	3,800,000	2.363	01/27/28	3,788,376
GoldentTree Loan Management US CLO 1 Ltd. Series 2017-1A, Class A(3M USD LIBOR + 1.220%)
	4,650,000	2.965	04/20/29	4,653,697
Halcyon Loan Advisors Funding Ltd. Series 2013-1A, Class A1(3M USD LIBOR + 1.150%)
	1,519,821	2.872	04/15/25	1,519,838
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R(3M USD LIBOR + 1.130%)
	5,600,000	2.864	04/18/26	5,600,610
Madison Park Funding XII Ltd. Series 2014-12A, Class AR(3M USD LIBOR + 1.260%)
	3,900,000	3.005	07/20/26	3,900,788
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(3M USD LIBOR + 0.750%)
	5,300,000	3.089	04/15/29	5,243,104
Oak Hill Credit Partners X Ltd. Series 2014-10A, Class AR(3M USD LIBOR + 1.130%)
	4,650,000	2.875	07/20/26	4,650,586

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(d) – (continued)
Collateralized Loan Obligations(a) – (continued)
OCP CLO Ltd. Series 2016-12A, Class A1(3M USD LIBOR + 1.570%)
$4,650,000	3.304%	10/18/28	$ 4,656,608
Octagon Investment Partners 24 Ltd. Series 2015-1A, Class A1R(3M USD LIBOR + 0.900%)
8,450,000	2.792	05/21/27	8,439,488
OFSI Fund VII Ltd. Series 2014-7A, Class AR(3M USD LIBOR + 0.900%)
2,250,000	2.634	10/18/26	2,249,973
OHA Credit Partners VIII Ltd. Series 2013-8A, Class A(3M USD LIBOR + 1.120%)
3,647,091	2.865	04/20/25	3,647,317
Sound Point CLO XI Ltd. Series 2016-1A, Class A(3M USD LIBOR + 1.650%)
8,350,000	3.395	07/20/28	8,362,316
Sound Point CLO XI Ltd. Series 2016-1A, Class B1(3M USD LIBOR + 2.400%)
1,700,000	4.145	07/20/28	1,704,530
Trinitas CLO II Ltd. Series 2014-2A, Class A1R(3M USD LIBOR + 1.180%)
1,000,000	2.902	07/15/26	1,000,116
Tryon Park CLO Ltd. Series 2013-1A, Class A1SR(3M USD LIBOR + 0.890%)
3,700,000	3.238	04/15/29	3,683,439
WhiteHorse VIII Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 0.900%)
3,500,000	2.673	05/01/26	3,499,975

			82,801,594

Home Equity – 0.0%
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
14,418	6.951	09/25/37	14,549
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
61,084	6.804	09/25/37	62,402

			76,951

Student Loans – 8.1%
Chase Education Loan Trust Series 2007-A, Class A3(3M USD LIBOR + 0.070%)
140,849	2.365	12/28/23	140,546
ECMC Group Student Loan Trust Series 2017-1A, Class A(a)(1M USD LIBOR + 1.200%)
6,292,067	3.160	12/27/66	6,397,003
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(a)(1M USD LIBOR + 0.800%)
6,750,000	2.760	04/26/32	6,782,505
Educational Services of America, Inc. Series 2010-1, Class A1(a)(3M USD LIBOR + 0.850%)
318,460	2.595	07/25/23	318,998
Educational Services of America, Inc. Series 2015-2, Class A(a)(1M USD LIBOR + 1.000%)
1,574,062	2.960	12/25/56	1,586,546
Higher Education Funding I Series 2014-1, Class A(a)(3M USD LIBOR + 1.050%)
3,363,757	2.994	05/25/34	3,381,426
Knowledgeworks Foundation Student Loan Series 2010-1, Class A(3M USD LIBOR + 0.950%)
459,798	2.894	02/25/42	461,146
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3(1M USD LIBOR + 1.050%)
2,450,000	2.998	07/20/43	2,462,174

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(d) – (continued)
Student Loans – (continued)
Navient Student Loan Trust Series 2017-2A, Class A(a)(1M USD LIBOR + 1.050%)
$6,614,134	3.010%	12/27/66	$ 6,714,095
Navient Student Loan Trust Series 2017-5A, Class A(a)(1M USD LIBOR + 0.800%)
7,283,457	2.760	07/26/66	7,350,607
Nelnet Student Loan Trust Series 2006-1, Class A6(a)(3M USD LIBOR + 0.450%)
4,300,000	2.370	08/23/36	4,206,844
Nelnet Student Loan Trust Series 2006-2, Class A7(a)(3M Euribor + 0.580%)
4,050,000	2.325	01/25/37	3,967,219
Nelnet Student Loan Trust Series 2011-1A, Class A(a)(1M USD LIBOR + 0.850%)
229,479	2.810	02/25/48	231,673
North Carolina State Education Assistance Authority Series 2010-1, Class A1(3M USD LIBOR + 0.900%)
1,565,017	2.645	07/25/41	1,561,591
PHEAA Student Loan Trust Series 2016-1A, Class A(a)(1M USD LIBOR + 1.150%)
3,216,413	3.110	09/25/65	3,265,577
Scholar Funding Trust Series 2010-A, Class A(a)(3M USD LIBOR + 0.750%)
781,543	2.510	10/28/41	778,665
SLM Student Loan Trust Series 2004-8A, Class A6(a)(3M USD LIBOR + 0.630%)
2,100,000	2.375	01/25/40	2,111,867

			51,718,482

TOTAL ASSET-BACKED SECURITIES (Cost $133,438,168)			$134,597,027

Mortgage-Backed Obligations – 21.1%
Collateralized Mortgage Obligations – 3.5%
Interest Only – 0.9%
$555,750	4.081%	05/15/41	$ 75,551
431,419	4.131	03/15/44	68,034
329,466	4.181	07/15/39	42,208
1,525,206	3.927	05/15/46	250,813
390,040	3.000	12/15/27	33,652
523,110	4.590	12/25/41	83,403
697,863	3.990	02/25/42	97,170
702,133	4.140	12/25/43	90,991
1,421,122	4.690	10/25/42	214,587
558,113	4.640	02/25/44	94,146
1,308,363	4.290	01/25/45	176,441
471,692	4.290	11/25/45	63,649
296,930	3.740	11/25/45	33,575
1,344,327	4.059	02/25/46	230,329
1,077,470	4.052	08/20/40	154,153
800,545	4.302	02/20/40	119,063
461,485	3.802	03/20/40	59,042
602,066	4.166	12/20/42	87,197
848,830	4.102	08/20/43	130,347
175,112	4.016	09/20/43	24,835
316,143	4.066	06/20/43	44,636
323,688	4.016	06/20/43	45,364
159,734	4.202	11/20/43	22,557

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
	$1,013,150	4.152%	11/20/43	$ 146,309
	2,456,541	3.516	08/20/44	319,233
	738,054	4.016	10/20/43	96,880
	364,124	3.652	09/20/44	43,388
	1,158,782	3.666	10/16/44	148,856
	864,631	4.000	12/20/44	145,852
	208,282	4.016	03/20/44	30,625
	2,157,982	3.626	08/20/45	279,746
	1,034,955	4.000	08/20/45	177,542
	3,034,110	5.000	08/20/45	682,505
	524,727	4.166	09/20/45	77,796
	803,737	4.116	09/20/45	117,199
	424,090	4.500	09/16/45	86,601
	1,579,318	5.000	10/20/44	356,428
	375,850	4.166	11/20/45	55,746
	245,644	4.116	11/20/45	36,555
	1,707,096	3.652	04/20/45	210,982
	1,290,733	3.516	05/20/45	184,503
	481,613	4.116	01/20/46	70,789
	1,132,826	4.000	10/20/46	207,845
	663,933	4.000	06/20/45	104,953
	709,580	3.702	01/20/46	87,365

				5,909,441

Sequential Fixed Rate – 0.2%
	509,715	5.000	06/25/41	543,685
	484,247	5.000	10/25/41	516,071
	60,575	7.000	10/25/42	68,309
	242,675	7.000	07/25/42	274,722

				1,402,787

Sequential Floating Rate(d) – 2.4%
(12M MTA + 1.500%)
	97,708	2.965	09/25/35	97,934
(1M USD LIBOR + 0.210%)
	568,103	2.158	03/20/46	514,512
	47,271	3.480	04/20/35	46,975
(3M GBP LIBOR + 0.800%)
GBP	1,006,624	1.423	08/20/56	1,332,501
	$452,741	3.990	08/19/36	423,405
(3M GBP LIBOR + 0.850%)
GBP	1,026,679	1.490	11/15/49	1,356,903
(12M MTA + 1.000%)
	$690,003	2.465	01/25/46	627,296
(3M GBP LIBOR + 0.800%)
GBP	437,072	1.423	08/20/56	579,535
(3M GBP LIBOR + 0.800%)
	3,844,448	1.423	08/20/56	5,089,902
(6M USD LIBOR + 0.660%)
	$100,716	3.163	11/20/34	101,413
(1M USD LIBOR + 0.550%)
	1,400,000	2.468	07/15/19	1,400,000
(3M GBP LIBOR + 0.850%)
GBP	2,643,665	1.473	05/20/45	3,503,767

				15,074,143

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				22,386,371

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 17.6%
FHLMC – 0.1%
$44	5.000%	07/01/18	$ 44
75	5.000	08/01/18	75
75	5.000	09/01/18	75
2,036	5.000	10/01/18	2,044
1,683	5.000	11/01/18	1,689
2,139	5.000	12/01/18	2,149
1,291	5.000	01/01/19	1,298
194	5.000	02/01/19	195
526	5.000	03/01/19	529
3,345	5.000	01/01/33	3,546
528	5.000	06/01/33	563
5,593	5.000	07/01/33	5,964
6,777	5.000	08/01/33	7,227
1,198	5.000	10/01/33	1,277
3,433	5.000	11/01/33	3,661
1,661	5.000	12/01/33	1,772
5,020	5.000	02/01/34	5,352
1,937	5.000	03/01/34	2,066
2,932	5.000	04/01/34	3,126
5,913	5.000	05/01/34	6,305
86,045	5.000	06/01/34	91,753
1,050	5.000	11/01/34	1,120
22,878	5.000	04/01/35	24,395
2,569	5.000	11/01/35	2,739
7,864	5.000	02/01/37	8,433
581	5.000	11/01/37	618
201,296	7.000	02/01/39	230,074
34,481	5.000	01/01/40	36,865
17,204	4.000	06/01/40	17,631
172,476	4.000	02/01/41	177,312
11,752	4.000	11/01/41	12,090

			651,987

FNMA – 9.0%
47	5.000	11/01/18	48
270	5.000	03/01/19	271
279	5.000	04/01/19	281
2,136	5.000	08/01/33	2,279
1,330	5.500	02/01/34	1,447
3,278	5.500	05/01/34	3,577
1,446	5.500	10/01/34	1,577
10,773	5.500	12/01/34	11,752
3,290	5.500	04/01/35	3,574
2,617	5.500	07/01/35	2,846
371,818	4.500	07/01/36	390,612
40,036	4.500	12/01/36	42,035
36,064	4.500	05/01/38	37,925
116,259	7.000	03/01/39	131,684
26,649	4.500	05/01/39	28,036
16,072	4.500	06/01/39	16,910
11,269	4.500	08/01/39	11,856
17,722	4.500	09/01/39	18,623
25,394	4.500	10/01/39	26,685
10,171	4.500	03/01/40	10,688
143,255	4.500	04/01/40	150,603
125,082	5.000	06/01/40	133,544
9,660	4.500	12/01/40	10,156
162,645	4.500	01/01/41	170,968
43,138	4.500	04/01/41	45,345
75,029	4.500	06/01/41	78,799
58,068	4.500	07/01/41	61,003
51,852	5.000	07/01/41	55,518
89,845	4.500	08/01/41	94,428
268,410	4.500	09/01/41	282,157

Principal Amount		Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$230,364	4.500%	10/01/41		$ 242,008
	185,704	4.500	11/01/41		194,975
	106,628	4.500	12/01/41		111,986
	112,415	4.500	01/01/42		118,054
	26,883	4.500	03/01/42		28,216
	49,089	4.500	04/01/42		51,530
	111,524	3.000	12/01/42		109,189
	282,204	3.000	01/01/43		276,313
	336,532	3.000	04/01/43		329,800
	895,101	4.500	06/01/45		938,388
	111,491	4.500	03/01/47		116,290
	2,083,763	4.500	01/01/48		2,171,998
	742,718	4.500	05/01/48		773,819
	29,000,000	4.000	TBA-30yr	(h)	29,566,405
	20,000,000	4.500	TBA-30yr	(h)	20,825,000

					57,679,198

GNMA – 8.5%
	6,881,592	4.000	10/20/43		7,103,362
	675,464	4.000	11/20/44		696,387
	64,131	4.000	05/20/45		66,057
	3,088,895	4.000	07/20/45		3,180,717
	2,396,103	4.000	08/20/45		2,466,583
	562,855	4.000	09/20/45		579,411
	1,971,306	4.000	10/20/45		2,029,290
	1,175,769	4.000	01/20/46		1,210,353
	300,734	4.000	02/20/46		309,579
	19,000,000	4.000	TBA-30yr	(h)	19,440,859
	17,000,000	4.500	TBA-30yr	(h)	17,668,047

					54,750,645

TOTAL FEDERAL AGENCIES					$113,081,830

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $136,513,894)					$135,468,201

Agency Debentures – 1.0%
Canada Housing Trust No. 1(a)(e)
CAD	5,200,000	2.350%	12/15/18		$ 3,968,439
FHLMC
	$1,800,000	6.750	03/15/31		2,456,730

TOTAL AGENCY DEBENTURES (Cost $6,677,636)					$ 6,425,169

Municipal Debt Obligation(c)(d) – 0.4%
Ohio – 0.4%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3
	$2,900,000	2.600%	10/25/37		$ 2,918,939
(Cost $2,875,088)

Shares	Distribution Rate	Value
Investment Company(i) – 4.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
28,090,008	1.869%	$ 28,090,008
(Cost $28,090,008)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $705,565,459)		$707,168,934

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Short-term Investment(f) – 0.1%
Commercial Paper – 0.1%
HP, Inc.
	$1,000,000	0.000%	07/02/18	$ 999,840
(Cost $999,930)

TOTAL INVESTMENTS – 110.3% (Cost $706,565,389)				$708,168,774

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.3)%				(66,261,068)

NET ASSETS – 100.0%				$641,907,706

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $187,763,872, which represents approximately 29.3% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(b)	Actual maturity date is September 20, 2117.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $51,229,188, which representsapproximately 8.0% of the Fund’s net assets as of June 30, 2018

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2018.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $87,500,311, which represents approximately 13.6% of the Fund’s net assets as of June 30, 2018.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	1,733,548	NZD	1,861,682	$1,283,227	09/19/18	$22,207
	AUD	589,161	USD	435,204	436,116	09/19/18	911
	BRL	1,393,414	USD	356,140	359,392	07/03/18	3,252
	CAD	173,938	EUR	111,761	132,489	09/19/18	1,178
	CAD	855,152	USD	647,939	651,370	09/19/18	3,431
	CHF	2,339,637	EUR	2,016,761	2,379,099	09/19/18	9,549
	CHF	862,415	USD	876,108	876,960	09/19/18	852
	EUR	755,226	AUD	1,188,400	887,336	09/19/18	7,645
	EUR	1,126,253	CAD	1,731,996	1,323,267	09/19/18	4,004
	EUR	754,179	CNH	5,656,439	886,106	09/19/18	36,070
	EUR	372,182	CZK	9,591,496	437,287	09/19/18	4,245
	EUR	3,372,692	GBP	2,958,610	3,962,672	09/19/18	43,997
	EUR	375,031	HUF	123,416,557	440,634	09/19/18	899
	EUR	376,125	JPY	48,233,517	441,920	09/19/18	3,803
	EUR	1,455,164	NOK	13,795,265	1,709,713	09/19/18	10,419
	EUR	3,007,154	NZD	5,054,174	3,533,191	09/19/18	109,718
	EUR	1,048,807	PLN	4,547,827	1,232,273	09/19/18	16,539
	EUR	5,032,760	SEK	51,874,616	5,913,135	09/19/18	85,595
	EUR	7,732,576	USD	9,047,787	9,072,013	08/31/18	24,226
	EUR	6,280,203	USD	7,331,550	7,378,791	09/19/18	47,241
	GBP	129,977	AUD	230,099	172,155	09/19/18	1,828
	GBP	381,214	USD	503,130	504,136	08/14/18	1,007
	HKD	1,174,458	USD	149,829	149,899	09/19/18	70
	JPY	48,155,725	EUR	372,062	437,410	09/19/18	264
	KRW	1,949,097,487	USD	1,743,956	1,751,125	07/26/18	7,169
	KRW	1,543,663,447	USD	1,386,099	1,387,151	08/03/18	1,053
	MXN	28,239,001	USD	1,346,626	1,404,006	09/19/18	57,380
	NOK	12,197,370	USD	1,495,887	1,502,467	09/19/18	6,579
	RUB	6,797,665	USD	106,761	107,701	08/15/18	940
	RUB	11,572,180	USD	181,547	183,246	08/20/18	1,699
	SGD	1,366,620	USD	1,002,273	1,004,763	09/19/18	2,489
	TRY	6,707,188	USD	1,393,009	1,410,801	09/19/18	17,793
	USD	1,991,791	ARS	54,594,985	1,881,094	07/03/18	110,697
	USD	409,450	ARS	8,676,252	298,273	07/05/18	111,178
	USD	2,434,685	AUD	3,233,979	2,393,640	08/10/18	41,044
	USD	1,742,145	AUD	2,314,054	1,712,936	09/19/18	29,209
	USD	7,564,075	BRL	28,407,324	7,326,870	07/03/18	237,207
	USD	883,423	BRL	3,369,864	866,114	08/02/18	17,309
	USD	21,035,962	CAD	27,074,608	20,611,799	08/17/18	424,163
	USD	4,219,420	CAD	5,470,991	4,167,260	09/19/18	52,160
	USD	1,068,701	CLP	676,594,363	1,035,529	07/05/18	33,172
	USD	1,057,450	CLP	672,506,887	1,029,316	07/18/18	28,134
	USD	7,626,018	CNH	49,377,466	7,420,328	09/19/18	205,692
	USD	493,273	CZK	10,677,262	482,062	09/19/18	11,211
	USD	115,023,591	EUR	97,066,466	113,880,321	08/31/18	1,143,271
	USD	707,315	EUR	597,214	701,684	09/19/18	5,630
	USD	35,415,109	GBP	26,470,272	35,005,607	08/14/18	409,503
	USD	1,091,889	GBP	815,643	1,080,318	09/19/18	11,570
	USD	4,968,251	HKD	38,709,404	4,940,587	09/19/18	27,664
	USD	2,638,734	IDR	37,657,375,724	2,630,519	07/02/18	8,216
	USD	1,388,979	IDR	19,517,938,244	1,365,915	07/10/18	23,065
	USD	170,592	IDR	2,403,724,603	167,721	07/23/18	2,871
	USD	945,838	IDR	13,303,917,282	927,444	07/27/18	18,394
	USD	694,247	ILS	2,461,480	674,984	08/13/18	19,263

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (Continued)	USD	2,637,000	INR	178,739,571	$2,607,053	07/11/18	$29,947
	USD	1,283,439	INR	87,594,316	1,276,141	07/19/18	7,299
	USD	21,898,329	JPY	2,386,885,026	21,603,174	07/30/18	295,155
	USD	87,824,119	JPY	9,617,944,188	87,100,614	08/08/18	723,505
	USD	2,616,230	JPY	285,878,870	2,596,709	09/19/18	19,522
	USD	12,037,791	KRW	12,874,418,000	11,564,579	07/18/18	473,213
	USD	793,818	KRW	881,179,003	791,677	07/26/18	2,141
	USD	1,012,125	NOK	8,179,524	1,007,551	09/19/18	4,575
	USD	4,355,472	NZD	6,319,386	4,280,468	09/19/18	75,005
	USD	2,794,766	SEK	24,806,314	2,783,692	09/05/18	11,074
	USD	440,087	SEK	3,774,381	424,010	09/19/18	16,078
	USD	1,786,352	SGD	2,380,153	1,749,931	09/19/18	36,421
	USD	437,908	THB	14,377,163	434,474	08/14/18	3,434
	USD	3,933,157	THB	125,613,224	3,799,879	09/14/18	133,278
	USD	443,890	TRY	2,098,791	441,463	09/19/18	2,427
	USD	445,145	TWD	13,213,064	434,119	07/09/18	11,026
	USD	3,326,830	TWD	100,507,841	3,303,354	07/16/18	23,476
	USD	6,643,760	TWD	199,653,951	6,565,512	07/27/18	78,248
	USD	3,092,450	ZAR	38,884,158	2,820,397	08/08/18	272,053
	USD	1,397,702	ZAR	19,167,303	1,382,728	09/19/18	14,974
	ZAR	6,047,183	USD	436,019	436,243	09/19/18	224

TOTAL							$5,737,750

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	ARS	54,594,985	USD	2,580,713	1,881,094	07/03/18	$(699,619)
	ARS	19,461,036	USD	831,390	669,033	07/05/18	(162,358)
	ARS	10,839,508	USD	420,952	370,560	07/10/18	(50,391)
	ARS	19,472,219	USD	918,501	664,195	07/12/18	(254,305)
	ARS	17,159,077	USD	806,632	580,765	07/19/18	(225,867)
	ARS	54,594,985	USD	1,939,776	1,825,614	07/31/18	(114,162)
	ARS	30,955,386	USD	1,121,649	1,025,070	08/10/18	(96,579)
	ARS	27,222,222	USD	1,046,750	897,090	08/15/18	(149,658)
	ARS	34,899,393	USD	1,311,761	1,147,868	08/17/18	(163,893)
	AUD	769,505	EUR	486,778	569,612	09/19/18	(2,318)
	AUD	253,128	GBP	141,560	187,374	09/19/18	(123)
	AUD	13,984,253	USD	10,421,717	10,351,586	09/19/18	(70,128)
	BRL	27,013,911	USD	7,150,555	6,967,479	07/03/18	(183,076)
	BRL	1,473,864	USD	380,235	378,809	08/02/18	(1,426)
	CAD	2,336,692	USD	1,811,308	1,778,915	08/17/18	(32,393)
	CAD	4,988,091	USD	3,824,967	3,799,433	09/19/18	(25,535)
	CLP	676,594,363	USD	1,066,547	1,035,528	07/05/18	(31,019)
	CLP	247,419,110	USD	380,235	378,701	08/06/18	(1,534)
	CNH	5,747,623	EUR	750,979	863,739	09/19/18	(18,607)
	CNH	12,016,272	USD	1,819,210	1,805,776	09/19/18	(13,434)
	COP	402,239,262	USD	137,478	137,088	07/23/18	(390)
	COP	1,810,970,620	USD	618,634	617,125	07/26/18	(1,508)
	COP	6,881,122,148	USD	2,348,666	2,342,061	08/22/18	(6,605)
	EUR	9,589,586	USD	11,355,970	11,250,693	08/31/18	(105,275)
	EUR	2,604,516	USD	3,079,325	3,060,120	09/19/18	(19,205)
	GBP	1,978,630	EUR	2,243,452	2,620,692	09/19/18	(15,205)
	GBP	9,129,394	USD	12,181,485	12,091,876	09/19/18	(89,610)
	HKD	37,534,946	USD	4,800,033	4,790,687	09/19/18	(9,346)
	HUF	1,644,914,964	EUR	5,092,300	5,860,863	09/19/18	(122,224)
	IDR	37,657,375,724	USD	2,644,850	2,630,519	07/02/18	(14,332)
	IDR	65,179,461,888	USD	4,604,695	4,543,795	07/27/18	(60,900)
	IDR	45,625,919,860	USD	3,219,896	3,168,503	08/16/18	(51,392)
	INR	139,654,609	USD	2,047,661	2,036,969	07/11/18	(10,692)
	INR	60,321,128	USD	882,503	878,805	07/19/18	(3,699)
	JPY	713,058,854	USD	6,520,910	6,457,499	08/08/18	(63,411)
	JPY	1,005,066,397	USD	9,169,501	9,129,268	09/19/18	(40,235)
	KRW	1,949,097,487	USD	1,778,273	1,750,428	07/09/18	(27,846)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	MXN	7,611,516	USD	380,235	$378,435	09/19/18	$(1,801)
	NOK	19,754,994	EUR	2,078,963	2,433,411	09/19/18	(9,223)
	NOK	3,552,623	USD	437,876	437,611	09/19/18	(265)
	NZD	3,200,423	AUD	2,949,058	2,167,823	09/19/18	(15,164)
	NZD	13,881,233	USD	9,731,177	9,402,525	09/19/18	(328,653)
	PLN	15,377,760	EUR	3,575,929	4,110,812	09/19/18	(90,649)
	PLN	9,557,593	USD	2,637,705	2,554,954	09/19/18	(82,751)
	RUB	32,239,964	USD	511,563	510,522	08/20/18	(1,041)
	SEK	218,476,150	EUR	21,444,006	24,543,378	09/19/18	(651,798)
	SEK	3,849,880	USD	435,972	432,491	09/19/18	(3,480)
	SGD	1,179,023	EUR	744,017	866,839	09/19/18	(7,328)
	SGD	649,873	USD	479,585	477,798	09/19/18	(1,786)
	THB	14,331,267	USD	448,174	433,087	08/14/18	(15,087)
	TWD	13,225,350	USD	446,802	434,523	07/09/18	(12,280)
	TWD	85,365,962	USD	2,852,294	2,807,214	07/27/18	(45,081)
	USD	5,181,323	AUD	7,042,321	5,212,949	09/19/18	(31,626)
	USD	2,935,281	CAD	3,886,894	2,960,650	09/19/18	(25,371)
	USD	434,165	COP	1,276,800,365	435,096	07/26/18	(931)
	USD	672,508	DKK	4,279,000	673,245	08/17/18	(736)
	USD	4,117,147	EUR	3,516,907	4,126,107	08/31/18	(8,958)
	USD	18,836,488	EUR	16,108,408	18,926,228	09/19/18	(89,739)
	USD	1,353,810	GBP	1,030,246	1,362,449	08/14/18	(8,638)
	USD	1,314,773	GBP	995,641	1,318,726	09/19/18	(3,951)
	USD	436,067	INR	29,988,301	436,892	07/19/18	(826)
	USD	1,743,332	KRW	1,949,097,487	1,750,428	07/09/18	(7,096)
	USD	4,615,624	KRW	5,155,456,892	4,631,810	07/26/18	(16,188)
	USD	894,228	KRW	998,822,379	897,455	07/31/18	(3,227)
	USD	1,726,665	MXN	35,786,000	1,784,856	08/28/18	(58,191)
	USD	2,412,455	MXN	50,531,171	2,512,343	09/19/18	(99,888)
	USD	841,033	NZD	1,244,861	843,213	09/19/18	(2,180)
	USD	1,771,596	RUB	113,093,585	1,790,844	08/20/18	(19,248)
	USD	1,399,898	TRY	6,846,041	1,440,007	09/19/18	(40,110)
	USD	435,927	TWD	13,279,203	436,679	07/27/18	(753)
	USD	1,066,013	ZAR	14,874,446	1,073,042	09/19/18	(7,029)
	ZAR	110,298,804	USD	8,207,737	7,956,948	09/19/18	(250,789)

TOTAL							$(4,880,162)

FORWARD SALES CONTRACTS — At June 30, 2018, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA (Proceeds Receivable: $(35,802,813))	4.000%	TBA-30yr	07/19/18	$(35,000,000)	$(35,864,063)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	295	09/17/18	$24,307,936	$66,566
Australian 10 Year Government Bonds	41	09/17/18	3,925,098	58,188
Euro Buxl 30 Year Bonds	2	09/06/18	415,036	7,050
French 10 Year Government Bonds	30	09/06/18	5,414,155	55,306
Italian 10 Year Government Bonds	31	09/06/18	4,606,317	(35,340)
Japan 10 Year Government Bond	10	09/12/18	13,624,170	19,835
Italian 10 Year Government Bonds	29	09/06/18	3,747,972	6,097
Ultra 10 Year U.S. Treasury Notes	54	09/19/18	6,924,656	27,744
Ultra Long U.S. Treasury Bonds	115	09/19/18	18,349,688	204,218
2 Year U.S. Treasury Notes	56	09/28/18	11,862,375	(13,220)
10 Year German Euro-Bund	84	09/06/18	15,945,375	88,841
10 Year U.K. Long Gilt	16	09/26/18	2,598,536	38,616
10 Year U.S Treasury Notes	133	09/19/18	15,984,938	(5,046)

Total				$518,855

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Eurodollars	(68)	06/17/19	$(16,514,650)	$145,236
Eurodollars	(368)	12/14/20	(89,258,400)	23,743
3 Month Euro Euribor	(148)	12/16/19	(43,264,772)	(10,999)
5 Year U.S Treasury Notes	(126)	09/28/18	(14,315,766)	(6,229)
20 Year U.S. Treasury Bonds	(18)	09/19/18	(2,610,000)	(21,409)

Total				$130,342

TOTAL FUTURES CONTRACTS				$649,197

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(a)	0.330%(b)	09/15/18	SEK	191,800		$(49,481)	$301	$(49,782)
Mexico IB TIIE 28D(c)	7.600	06/17/20	MXN	35,250		(17,005)	(1,521)	(15,484)
6M EURO(a)	0.100(b)	09/19/20	EUR	25,820	(d)	176,311	122,954	53,357
6M GBP(e)	1.000	09/19/20	GBP	17,670	(d)	(40,640)	(38,597)	(2,043)
3M NIBOR(a)	1.450(b)	09/19/20	NOK	97,030	(d)	2,197	6,401	(4,204)
3M NIBOR(e)	1.600(b)	09/19/20		88,350	(d)	16,123	15,454	669
6M CDOR(e)	2.000	09/19/20	CAD	14,790	(d)	(76,525)	(85,650)	9,125
0.100%(b)	3M STIBOR(a)	09/19/20	SEK	346,690	(d)	(145,473)	(91,860)	(53,613)
0.100(b)	6M EURO(e)	10/15/20	EUR	3,220	(d)	(18,289)	(17,747)	(542)
3M LIBOR(a)	2.139(e)	11/20/20		$75,390	(d)	(1,109,771)	(152,608)	(957,163)
6M EURO(e)	0.350(b)	12/16/21	EUR	46,900	(d)	147,249	(628,353)	775,602
0.500(b)	3M STIBOR(a)	12/16/21	SEK	388,540	(d)	(74,118)	(286,057)	211,939
6M CDOR(e)	2.028	07/18/22	CAD	14,470	(d)	(162,508)	(100,490)	(62,018)
0.500(b)	3M STIBOR(a)	09/19/22	SEK	143,390	(d)	(121,741)	(32,291)	(89,450)
6M EURO(e)	0.750(b)	06/15/23	EUR	24,840	(d)	185,551	(123,605)	309,156
6M EURO(e)	0.500(b)	09/19/23		40,620	(d)	437,891	122,890	315,001
3M LIBOR(a)	2.250(e)	09/19/23		$32,270	(d)	(990,682)	(1,078,561)	87,879
2.750(e)	3M NZDOR(a)	09/19/23	NZD	7,690	(d)	(41,667)	12,182	(53,849)
0.750(b)	3M STIBOR(a)	09/19/23	SEK	355,720	(d)	(510,278)	(271,035)	(239,243)
2.250(e)	6M CDOR	09/19/23	CAD	1,050	(d)	8,901	8,353	548
1.250(e)	6M GBP	09/19/23	GBP	23,890	(d)	147,801	162,752	(14,951)
2.275(e)	3M LIBOR(b)	11/20/23		$32,600	(d)	982,708	33,174	949,534
6M GBP(e)	1.200	11/21/23	GBP	13,130	(d)	(146,016)	(845,557)	699,541
2.882(e)	3M LIBOR(a)	02/28/25		$14,400		5,596	26,813	(21,217)
6M EURO(e)	0.750(b)	09/19/25	EUR	4,190	(d)	56,393	14,904	41,489
1.250(e)	6M GBP	09/19/25	GBP	1,540	(d)	26,510	25,161	1,349
2.000(b)	3M STIBOR(a)	11/02/27	SEK	49,820	(d)	(67,311)	2,522	(69,833)
3M LIBOR(a)	2.750(e)	12/21/27		$10,950	(d)	(98,240)	(154,797)	56,557
2.250(b)	3M STIBOR(a)	12/21/27	SEK	52,920	(d)	(133,522)	(108,559)	(24,963)
3.500(e)	6M AUDOR	12/21/27	AUD	4,750	(d)	(52,433)	(144,438)	92,005
6M CHFOR(e)	1.000(b)	06/21/28	CHF	3,170	(d)	12,310	(15,971)	28,281
4.000(e)	3M NZDOR(a)	06/21/28	NZD	4,140	(d)	(49,317)	475	(49,792)
1.500(b)	6M EURO(e)	06/21/28	EUR	2,970	(d)	(386)	23,866	(24,252)
6M CHFOR(e)	0.500(b)	09/19/28	CHF	1,320	(d)	9,043	2,622	6,421
6M EURO(e)	1.000(b)	09/19/28	EUR	3,500	(d)	33,942	(13,288)	47,230
6M GBP(e)	1.500	09/19/28	GBP	1,930	(d)	(11,994)	(19,717)	7,723
6M CDOR(e)	2.250	09/19/28	CAD	6,600	(d)	(148,656)	(208,756)	60,100
6M AUDOR(e)	2.750	09/19/28	AUD	5,200	(d)	(31,799)	(90,915)	59,116
2.500(e)	3M LIBOR(a)	09/19/28		$530	(d)	20,662	26,153	(5,491)
3.250(e)	3M NZDOR(a)	09/19/28	NZD	5,700	(d)	(66,561)	2,016	(68,577)
1.250(b)	3M STIBOR(a)	09/19/28	SEK	29,530	(d)	(23,140)	33,889	(57,029)
1.400(e)	6M GBP	11/21/28	GBP	7,890	(d)	164,093	(498,739)	662,832
1.500(e)	6M GBP	09/19/33		1,460	(d)	35,534	35,326	208
3M LIBOR(a)	2.750(e)	06/16/37		$2,250	(d)	(43,363)	(60,048)	16,685
1.750(e)	6M GBP	12/14/37	GBP	9,850	(d)	47,754	18,789	28,965

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.250%(e)	6M JYOR	06/14/38	JPY	74,940	(d)	$(12,572)	$(5,644)	$(6,928)
1.500(b)	6M EURO(e)	09/19/38	EUR	4,830	(d)	(94,280)	(28,431)	(65,849)
3M LIBOR(a)	2.500%(e)	06/17/47		$1,580	(d)	(30,836)	(41,449)	10,613
3M LIBOR(a)	3.000(e)	06/15/48		18,830	(d)	140,549	2,149	138,400
1.500(e)	6M JYOR	06/16/48	JPY	75,900	(d)	(16,068)	(15,556)	(512)
2.540(e)	6M CDOR	07/18/48	CAD	2,440	(d)	33,522	39,776	(6,254)
6M GBP(e)	1.500	09/19/48	GBP	560	(d)	(23,373)	(23,831)	458
1.500(b)	6M EURO(e)	09/19/48	EUR	1,820	(d)	(18,880)	30,241	(49,121)
1.000(e)	6M JYOR	09/19/48	JPY	450,270	(d)	(174,284)	(139,099)	(35,185)

TOTAL						$(1,910,569)	$(4,554,007)	$2,643,438

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Payments made monthly.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.
(e)	Payments made semi-annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2018(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.490%	Barclays Bank PLC	12/20/21	$460	$(7,929)	$(1,272)	$(6,657)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.357	Citibank NA	12/20/20	13,280	(210,023)	49,789	(259,812)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	Deutsche Bank Securities, Inc.	06/20/21	100	(1,713)	(14)	(1,699)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.623	JPMorgan Securities, Inc.	12/20/22	9,110	(146,539)	(186,718)	40,179

TOTAL						$(366,204)	$(138,215)	$(227,989)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2018(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Series 29	1.000%	7.35%	06/20/23	EUR	3,480	$66,624	$49,034	$17,590
CDX.NA.IG Index 30	1.000	0.676	06/20/23	$	21,125	323,039	364,248	(41,209)

TOTAL						$389,663	$413,282	$(23,619)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2018, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	MS & Co. Int. PLC	2.450%	04/27/20	13,200,000	$13,200,000	$47,683	$37,714	$9,969
2Y IRS	MS & Co. Int. PLC	2.450	05/01/20	11,400,000	11,400,000	41,611	33,407	8,204
2Y IRS	Citibank NA	2.250	03/30/20	13,200,000	13,200,000	34,413	45,692	(11,279)

				37,800,000	$37,800,000	$123,707	$116,813	$6,894

Puts
1Y IRS	Citibank NA	2.450	01/23/19	7,200,000	7,200,000	25,867	80,800	(54,933)
1Y IRS	Citibank NA	2.400	01/25/19	4,500,000	4,500,000	14,100	46,000	(31,900)
1Y IRS	Citibank NA	2.750	02/12/19	2,300,000	2,300,000	22,663	39,100	(16,437)
1Y IRS	Citibank NA	2.750	02/13/19	4,300,000	4,300,000	42,603	75,250	(32,647)
1Y IRS	JPMorgan Securities, Inc.	2.750	03/06/19	4,300,000	4,300,000	45,636	71,667	(26,031)
2Y IRS	Citibank NA	2.450	03/26/20	9,600,000	9,600,000	32,722	38,505	(5,783)

				32,200,000	$32,200,000	$183,591	$351,322	$(167,731)

Total Purchased option contracts				70,000,000	$70,000,000	$307,298	$468,135	$(160,837)

Written option contracts
Calls
2Y IRS	Citibank NA	2.338%	03/30/20	(2,900,000)	$(2,900,000)	$(33,162)	$(45,675)	$12,513
2Y IRS	MS & Co. Int. PLC.	2.495	04/27/20	(2,900,000)	(2,900,000)	(44,440)	(37,700)	(6,740)
2Y IRS	MS & Co. Int. PLC	2.493	05/01/20	(2,500,000)	(2,500,000)	(38,404)	(33,333)	(5,071)

				(8,300,000)	$(8,300,000)	$(116,006)	$(116,708)	$702

Puts
1Y IRS	Citibank NA	2.503	01/23/19	(3,200,000)	(3,200,000)	(30,089)	(80,800)	50,711
1Y IRS	Citibank NA	2.449	01/25/19	(2,000,000)	(2,000,000)	(16,070)	(46,000)	29,930
1Y IRS	Citibank NA	2.790	02/12/19	(1,000,000)	(1,000,000)	(25,627)	(38,250)	12,623
1Y IRS	Citibank NA	2.799	02/13/19	(1,900,000)	(1,900,000)	(50,202)	(74,813)	24,611
1Y IRS	JPMorgan Securities, Inc.	2.793	03/06/19	(1,900,000)	(1,900,000)	(52,486)	(71,250)	18,764
2Y IRS	Citibank NA	2.530	03/26/20	(2,100,000)	(2,100,000)	(32,460)	(38,324)	5,864

				(12,100,000)	$(12,100,000)	$(206,934)	$(349,437)	$142,503

Total Written option contracts				(20,400,000)	$(20,400,000)	$(322,940)	$(466,145)	$143,205

TOTAL				49,600,000	$49,600,000	$(15,642)	$1,990	$(17,632)

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions.
2Y IRS	— 2 Year Interest Rate Swaptions.
CDX.NA.IG Index 30	— CDX North America Investment Grade Index 30.
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days.
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – 1.7%
Environmental(b) – 0.1%
EnergySolutions LLC(3M LIBOR + 3.750%)
$5,425,000	6.084%	05/09/25	$ 5,431,781

Food & Beverages(b)(c) – 0.3%
Shearer’s Foods, Inc.(1M LIBOR + 6.750%)
14,295,736	8.844	06/30/22	13,473,731

Media - Broadcasting & Radio(b) – 0.2%
Getty Images, Inc.(1M LIBOR + 3.500%)
9,180,667	5.594	10/18/19	8,851,724

Noncaptive - Financial(b) – 0.4%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.(1M LIBOR + 2.000%)
14,675,035	4.088	01/15/25	14,485,434

Semiconductors(b) – 0.0%
Microchip Technology, Inc.(1M LIBOR + 2.000%)
1,850,000	4.100	05/29/25	1,846,152

Technology - Software/Services – 0.5%
Ion Trading Technologies S.A.R.L.
3,550,000			3,514,500
MA FinanceCo. LLC(b)(1M LIBOR + 2.750%)
984,217	4.844	06/21/24	978,686
Seattle SpinCo, Inc.(b)(1M LIBOR + 2.750%)
6,646,658	4.844	06/21/24	6,609,304
SS&C Technologies Holdings Europe S.a.r.l.(b)(1M LIBOR + 2.500%)
2,443,236	4.594	04/16/25	2,441,868
SS&C Technologies, Inc.(b)(1M LIBOR + 2.500%)
6,458,238	4.594	04/16/25	6,454,621

			19,998,979

Telecommunications - Satellites(b) – 0.2%
Windstream Corp.(1M LIBOR + 4.000%)
6,401,274	6.090	03/29/21	6,067,511

TOTAL BANK LOANS (Cost $70,872,189)			$ 70,155,312

Corporate Obligations – 11.6%
Banks(d) – 0.8%
CIT Group, Inc.
$5,950,000	4.125%	03/09/21	$ 5,920,250
Popular, Inc.
13,218,000	7.000	07/01/19	13,445,111
SMFG Preferred Capital USD 3 Ltd.(b)(6M USD LIBOR + 5.890%)
13,157,000	9.500	07/25/49	13,195,945

			32,561,306

Chemicals – 0.4%
CNAC HK Finbridge Co. Ltd.
3,040,000	4.125	07/19/27	2,800,600
14,740,000	5.125	03/14/28	14,537,325

			17,337,925

Computers(d) – 0.2%
Western Digital Corp.
6,475,000	4.750	02/15/26	6,296,938

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – 0.3%
Huarong Finance 2017 Co. Ltd.
$2,410,000	4.750%	04/27/27	$ 2,318,878
Huarong Finance II Co. Ltd.
2,090,000	5.500	01/16/25	2,137,824
1,190,000	5.000	11/19/25	1,181,075
Nationstar Mortgage LLC/Nationstar Capital Corp.(d)
6,450,000	6.500	08/01/18	6,458,063

			12,095,840

Electrical(d)(e) – 0.1%
Calpine Corp.
4,325,000	5.875	01/15/24	4,292,563

Healthcare Providers & Services – 0.3%
HCA, Inc.
7,050,000	3.750	03/15/19	7,076,437
2,975,000	6.500	02/15/20	3,088,422

			10,164,859

Insurance(d) – 0.1%
AXA SA(b)(3M USD LIBOR + 1.449%)
3,250,000	6.463	12/14/49	3,176,875
Wand Merger Corp.(e)
1,600,000	8.125	07/15/23	1,622,000

			4,798,875

Iron/Steel – 0.1%
ABJA Investment Co. Pte Ltd.
560,000	5.950	07/31/24	537,600
4,689,000	5.450	01/24/28	3,973,928

			4,511,528

Lodging – 0.1%
MGM Resorts International
5,000,000	8.625	02/01/19	5,137,500

Media – 0.4%
Altice Financing SA(d)(e)
8,500,000	6.625	02/15/23	8,351,250
Cablevision Systems Corp.
1,850,000	8.000	04/15/20	1,933,250
DISH DBS Corp.
1,200,000	7.875	09/01/19	1,245,000
4,400,000	5.875	07/15/22	4,114,000
Meredith Corp.(d)(e)
2,000,000	6.875	02/01/26	1,970,000

			17,613,500

Mining(d)(e) – 0.2%
First Quantum Minerals Ltd.
5,950,000	7.250	04/01/23	5,950,000

Oil Field Services – 1.9%
Carrizo Oil & Gas, Inc.(d)
4,182,000	7.500	09/15/20	4,202,910
Laredo Petroleum, Inc.(d)
4,050,000	5.625	01/15/22	3,989,250

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos de Venezuela SA(f)
	$223,560,000	6.000%		10/28/22	$ 41,358,600
	11,610,000	5.375		04/12/27	2,620,196
Petroleos Mexicanos
EUR	7,630,000	5.125		03/15/23	9,767,932
Reliance Industries Ltd.
	$280,000	4.125		01/28/25	272,313
	11,260,000	3.667	(e)	11/30/27	10,345,125
Whiting Petroleum Corp.
	2,950,000	1.250		04/01/20	2,815,571

					75,371,897

Packaging(d) – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(e)
	4,275,000	6.000		02/15/25	4,146,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
	5,087,815	5.750		10/15/20	5,087,815

					9,234,565

Pharmaceuticals(d)(e) – 1.0%
Bayer US Finance II LLC
	16,575,000	3.875		12/15/23	16,575,695
	15,425,000	4.375		12/15/28	15,454,335
Valeant Pharmaceuticals International, Inc.
	5,900,000	6.500		03/15/22	6,106,500
	1,675,000	7.000		03/15/24	1,754,563

					39,891,093

Pipelines(d) – 1.3%
DCP Midstream Operating LP
	6,200,000	2.700		04/01/19	6,138,000
Enterprise Products Operating LLC(b)(3M USD LIBOR + 3.708%)
	29,675,000	6.066		08/01/66	29,749,187
Plains All American Pipeline LP/PAA Finance Corp.
	7,725,000	3.600		11/01/24	7,315,936
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
	10,850,000	4.125		11/15/19	10,850,000

					54,053,123

Real Estate Investment Trust – 0.6%
China Evergrande Group(d)
	11,680,000	8.750		06/28/25	10,268,005
Corporacion Geo SA(c)
	492,130	8.000		04/13/21	—
istar, Inc.(d)
	2,350,000	5.000		07/01/19	2,344,125
Kaisa Group Holdings Ltd.(d)
	4,810,000	8.500		06/30/22	3,854,013
	6,930,000	9.375		06/30/24	5,275,462
Trust F/1401(d)(e)
	4,470,000	5.250		12/15/24	4,386,187

					26,127,792

Semiconductors(e) – 0.1%
NXP BV/NXP Funding LLC
	3,750,000	4.125		06/01/21	3,740,625

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Software(d)(e) – 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
	$7,000,000	5.750%		03/01/25	$ 6,580,000
CURO Financial Technologies Corp.
	6,975,000	12.000		03/01/22	7,567,875

					14,147,875

Telecommunication Services – 3.1%
America Movil SAB de CV
MXN	256,740,000	6.000		06/09/19	12,586,630
Digicel Group Ltd.(d)(e)
	$8,150,000	8.250		09/30/20	5,990,250
Frontier Communications Corp.
	16,107,000	8.125		10/01/18	16,147,267
	2,475,000	8.500	(d)(e)	04/01/26	2,388,375
Intelsat Jackson Holdings SA(d)
	1,600,000	7.250		10/15/20	1,586,000
	9,850,000	7.500		04/01/21	9,776,125
Nokia OYJ
	3,500,000	3.375		06/12/22	3,408,125
Sprint Communications, Inc.
	7,700,000	9.000	(e)	11/15/18	7,854,000
	11,000,000	7.000		08/15/20	11,385,000
Sprint Corp.
	13,500,000	7.125		06/15/24	13,567,500
Telecom Italia Capital SA
	5,550,000	6.375		11/15/33	5,445,938
	5,600,000	7.200		07/18/36	5,768,000
	7,450,000	7.721		06/04/38	8,064,625
Wind Tre SpA(d)(e)
	11,335,000	5.000		01/20/26	8,926,313
Windstream Services LLC/Windstream Finance Corp.(d)(e)
	13,537,000	8.625		10/31/25	12,826,307

					125,720,455

TOTAL CORPORATE OBLIGATIONS (Cost $517,819,965)					$ 469,048,259

Mortgage-Backed Obligations – 15.0%
Collateralized Mortgage Obligations – 12.6%
Interest Only(g) – 3.6%
FHLMC REMIC Series 3753, Class SK(b)(-1x1M LIBOR + 6.050%)
	$11,044,172	4.131%		11/15/38	$ 727,248
FHLMC REMIC Series 3852, Class SW(b)(-1x1M LIBOR + 6.000%)
	4,404,316	4.081		05/15/41	598,745
FHLMC REMIC Series 4273, Class PS(b)(-1x1M LIBOR + 6.100%)
	34,170,199	4.027		11/15/43	4,727,809
FHLMC REMIC Series 4320, Class SD(b)(-1x1M LIBOR + 6.100%)
	10,761,468	4.181		07/15/39	1,378,662
FHLMC REMIC Series 4431, Class ST(b)(-1x1M LIBOR + 6.100%)
	16,488,445	4.181		01/15/45	2,471,214
FHLMC REMIC Series 4468, Class SY(b)(-1x1M LIBOR + 6.100%)
	12,598,973	4.181		05/15/45	1,865,388
FHLMC STRIPS Series 304, Class C45
	26,333,670	3.000		12/15/27	2,272,035
FNMA REMIC Series 2011-100, Class S(b)(-1x1M LIBOR + 6.450%)
	11,122,673	4.490		10/25/41	1,600,335

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
FNMA REMIC Series 2012-88, Class SB(b)(-1x1M LIBOR + 6.670%)
$9,350,950	4.710%	07/25/42	$ 1,603,650
FNMA REMIC Series 2013-121, Class SA(b)(-1x1M LIBOR + 6.100%)
18,255,450	4.140	12/25/43	2,365,771
FNMA REMIC Series 2013-130, Class SN(b)(-1x1M LIBOR + 6.650%)
21,355,900	4.690	10/25/42	3,224,704
FNMA REMIC Series 2014-19, Class MS(b)(-1x1M LIBOR + 6.600%)
18,365,011	4.640	11/25/39	1,287,150
FNMA REMIC Series 2014-87, Class MS(b)(-1x1M LIBOR + 6.250%)
13,795,379	4.290	01/25/45	1,860,391
FNMA REMIC Series 2015-20, Class ES(b)(-1x1M LIBOR + 6.150%)
42,557,949	4.190	04/25/45	6,536,633
FNMA REMIC Series 2015-22, Class DS(b)(-1x1M LIBOR + 6.200%)
10,150,380	4.109	04/25/45	1,587,497
FNMA REMIC Series 2015-24, Class SG(b)(-1x1M LIBOR + 5.600%)
17,416,138	3.640	04/25/45	2,310,562
FNMA REMIC Series 2015-34, Class LS(b)(-1x1M LIBOR + 6.100%)
27,819,705	4.009	06/25/45	4,199,062
FNMA REMIC Series 2015-79, Class SA(b)(-1x1M LIBOR + 6.250%)
26,414,765	4.290	11/25/45	3,564,353
FNMA REMIC Series 2015-79, Class SE(b)(-1x1M LIBOR + 6.250%)
10,624,060	4.290	11/25/45	1,464,622
FNMA REMIC Series 2015-86, Class BS(b)(-1x1M LIBOR + 5.700%)
20,657,873	3.740	11/25/45	2,335,856
GNMA REMIC Series 2010-1, Class SD(b)(-1x1M LIBOR + 5.790%)
6,456,989	3.842	01/20/40	849,279
GNMA REMIC Series 2010-162, Class SE(b)(-1x1M LIBOR + 6.550%)
11,543,891	4.602	12/20/40	901,249
GNMA REMIC Series 2010-20, Class SC(b)(-1x1M LIBOR + 6.150%)
9,136,646	4.202	02/20/40	1,337,322
GNMA REMIC Series 2010-20, Class SD(b)(-1x1M LIBOR + 5.680%)
8,300,410	3.732	02/20/40	1,046,115
GNMA REMIC Series 2010-31, Class SA(b)(-1x1M LIBOR + 5.750%)
302,352	3.802	03/20/40	38,683
GNMA REMIC Series 2010-35, Class DS(b)(-1x1M LIBOR + 5.680%)
9,970,543	3.732	03/20/40	1,259,422
GNMA REMIC Series 2010-37, Class SG(b)(-1x1M LIBOR + 5.700%)
20,664,208	3.752	03/20/40	2,623,999
GNMA REMIC Series 2010-58, Class AI(b)(-1x1M LIBOR + 5.770%)
3,269,853	3.822	05/20/40	415,853
GNMA REMIC Series 2010-59, Class SA(b)(-1x1M LIBOR + 6.500%)
5,779,221	4.552	05/20/40	921,093
GNMA REMIC Series 2010-85, Class SN(b)(-1x1M LIBOR + 5.940%)
12,232,096	3.992	07/20/40	1,836,796
GNMA REMIC Series 2010-9, Class XD(b)(-1x1M LIBOR + 6.600%)
20,701,983	4.666	01/16/40	3,294,197
GNMA REMIC Series 2010-9, Class YD(b)(-1x1M LIBOR + 6.800%)
27,728,270	4.866	01/16/40	4,698,694
GNMA REMIC Series 2010-90, Class ES(b)(-1x1M LIBOR + 5.950%)
19,443,787	4.002	07/20/40	2,627,729
GNMA REMIC Series 2011-50, Class PS(b)(-1x1M LIBOR + 6.100%)
22,793,272	4.152	02/20/41	3,069,784
GNMA REMIC Series 2012-149, Class MS(b)(-1x1M LIBOR + 6.250%)
5,041,597	4.166	12/20/42	730,173
GNMA REMIC Series 2013-103, Class DS(b)(-1x1M LIBOR + 6.150%)
12,279,412	4.066	07/20/43	1,779,526
GNMA REMIC Series 2013-111, Class SA(b)(-1x1M LIBOR + 6.700%)
13,106,983	4.752	07/20/43	2,185,340
GNMA REMIC Series 2013-117, Class PS(b)(-1x1M LIBOR + 6.150%)
17,237,901	4.202	04/20/43	2,173,997
GNMA REMIC Series 2013-134, Class DS(b)(-1x1M LIBOR + 6.100%)
106,590	4.016	09/20/43	15,117

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2013-152, Class SJ(b)(-1x1M LIBOR + 6.150%)
$19,148,795	4.066%	05/20/41	$ 2,739,398
GNMA REMIC Series 2013-152, Class TS(b)(-1x1M LIBOR + 6.100%)
323,688	4.016	06/20/43	45,364
GNMA REMIC Series 2013-167, Class SG(b)(-1x1M LIBOR + 6.150%)
15,719,241	4.202	11/20/43	2,219,767
GNMA REMIC Series 2013-182, Class PI
11,804,516	4.500	12/20/43	2,513,988
GNMA REMIC Series 2014-11, Class NI
9,286,703	4.500	12/16/42	1,272,368
GNMA REMIC Series 2014-132, Class SL(b)(-1x1M LIBOR + 6.100%)
21,640,776	4.016	10/20/43	2,840,666
GNMA REMIC Series 2014-133, Class BS(b)(-1x1M LIBOR + 5.600%)
9,831,339	3.652	09/20/44	1,171,484
GNMA REMIC Series 2014-180, Class PI
11,441,322	4.000	08/20/44	2,079,502
GNMA REMIC Series 2014-3, Class TS(b)(-1x1M LIBOR + 5.550%)
7,570,304	3.602	01/20/44	903,628
GNMA REMIC Series 2014-41, Class SA(b)(-1x1M LIBOR + 6.100%)
22,772,115	4.016	03/20/44	3,348,368
GNMA REMIC Series 2014-5, Class SA(b)(-1x1M LIBOR + 5.550%)
11,839,695	3.466	01/20/44	1,456,736
GNMA REMIC Series 2014-56, Class ST(b)(-1x1M LIBOR + 6.100%)
16,709,777	4.166	12/16/39	2,278,228
GNMA REMIC Series 2014-76, Class SA(b)(-1x1M LIBOR + 5.600%)
25,664,281	3.652	01/20/40	3,185,943
GNMA REMIC Series 2015-110, Class MS(b)(-1x1M LIBOR + 5.710%)
15,287,597	3.626	08/20/45	1,981,779
GNMA REMIC Series 2015-111, Class IW
13,009,053	4.000	06/20/45	2,115,648
GNMA REMIC Series 2015-111, Class SM(b)(-1x1M LIBOR + 6.200%)
13,178,323	4.116	08/20/45	1,918,925
GNMA REMIC Series 2015-112, Class SB(b)(-1x1M LIBOR + 5.740%)
25,441,469	3.656	08/20/45	3,239,414
GNMA REMIC Series 2015-123, Class SE(b)(-1x1M LIBOR + 5.720%)
15,695,504	3.636	09/20/45	1,961,122
GNMA REMIC Series 2015-126, Class HS(b)(-1x1M LIBOR + 6.200%)
27,648,739	4.116	09/20/45	4,031,678
GNMA REMIC Series 2015-126, Class LS(b)(-1x1M LIBOR + 6.200%)
8,581,014	4.116	09/20/45	1,249,500
GNMA REMIC Series 2015-129, Class IC
4,240,901	4.500	09/16/45	866,008
GNMA REMIC Series 2015-133, Class SA(b)(-1x1M LIBOR + 5.700%)
4,878,955	3.752	09/20/45	600,789
GNMA REMIC Series 2015-133, Class SB(b)(-1x1M LIBOR + 5.700%)
6,882,367	3.752	09/20/45	868,559
GNMA REMIC Series 2015-144, Class QS(b)(-1x1M LIBOR + 5.700%)
13,708,269	3.752	10/20/45	1,445,958
GNMA REMIC Series 2015-167, Class SA(b)(-1x1M LIBOR + 6.250%)
15,542,924	4.166	11/20/45	2,375,632
GNMA REMIC Series 2015-168, Class SD(b)(-1x1M LIBOR + 6.200%)
24,159,077	4.116	11/20/45	3,595,156
GNMA REMIC Series 2015-95, Class GI
38,289,582	4.500	07/16/45	8,412,669
GNMA REMIC Series 2016-6, Class S(b)(-1x1M LIBOR + 5.650%)
17,541,996	3.702	01/20/46	2,158,837
GNMA REMIC Series 2016-6, Class SB(b)(-1x1M LIBOR + 5.650%)
36,046,645	3.702	01/20/46	4,438,128

			147,101,297

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(b) – 0.2%
FHLMC REMIC Series 3231, Class FB(1M LIBOR + 0.350%)
$442,677	2.269%	10/15/36	$ 444,171
FHLMC REMIC Series 3314, Class FC(1M LIBOR + 0.400%)
266,717	2.473	12/15/36	268,054
FHLMC REMIC Series 3371, Class FA(1M LIBOR + 0.600%)
372,479	2.519	09/15/37	376,646
FHLMC REMIC Series 3545, Class FA(1M LIBOR + 0.850%)
298,967	2.769	06/15/39	302,814
FHLMC REMIC Series 3827, Class KF(1M LIBOR + 0.370%)
695,829	2.289	03/15/41	698,425
FNMA REMIC Series 2006-45, Class TF(1M LIBOR + 0.400%)
834,718	2.360	06/25/36	839,169
FNMA REMIC Series 2006-76, Class QF(1M LIBOR + 0.400%)
882,263	2.360	08/25/36	886,934
FNMA REMIC Series 2006-79, Class PF(1M LIBOR + 0.400%)
936,826	2.360	08/25/36	939,949
FNMA REMIC Series 2007-33, Class HF(1M LIBOR + 0.350%)
1,149,336	2.310	04/25/37	1,152,614
FNMA REMIC Series 2007-75, Class VF(1M LIBOR + 0.450%)
326,151	2.410	08/25/37	328,371
FNMA REMIC Series 2009-84, Class WF(1M LIBOR + 1.100%)
122,221	3.060	10/25/39	124,542

			6,361,689

Sequential Fixed Rate – 0.4%
Banc of America Funding Trust Series 2007-8, Class 2A1
1,478,318	7.000	10/25/37	1,130,396
BCAP LLC Trust Series 2007-AA2, Class 2A7
1,405,464	6.000	04/25/37	1,148,343
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
60,017	5.500	05/25/22	59,405
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
1,715,311	6.000	02/25/36	1,387,237
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-1, Class A4
991,627	6.000	03/25/37	851,134
Countrywide Home Mortgage Loan Pass-Through Trust Series 2007-10, Class A5
1,470,076	6.000	07/25/37	1,241,330
Countrywide Home Mortgage Pass-Through Trust Series 2007-10, Class A22
2,763,012	6.000	07/25/37	2,333,084
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
254,804	5.000	08/25/35	252,377
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
520,131	5.500	02/25/36	473,837
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
805,387	6.000	06/25/36	733,206
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
1,528,147	6.500	07/25/36	1,344,485
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
1,221,994	6.000	08/25/36	1,117,438
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
3,931,191	6.000	10/25/37	3,290,319

			15,362,591

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 8.4%
American Home Mortgage Assets Trust Series 2006-2, Class 2A1(1M USD LIBOR + 0.190%)
	$7,445,771	2.150%	09/25/46	$ 7,016,966
American Home Mortgage Investment Trust Series 2007-2, Class 11A1(1M USD LIBOR + 0.230%)
	4,078,526	2.420	03/25/47	2,690,092
Banc of America Funding Trust Series 2006-H, Class 6A1(1M USD LIBOR + 0.190%)
	17,468,330	2.138	10/20/36	15,380,271
Banc of America Funding Trust Series 2007-2, Class 2A1
	54,312	4.668	03/25/37	54,241
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1(1M USD LIBOR + 0.200%)
	3,356,304	2.160	09/25/47	3,252,594
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-4A, Class A1(e)(1M LIBOR + 0.200%)
	4,447,465	2.160	10/25/36	4,269,972
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-1A, Class A1(e)(1M USD LIBOR + 0.150%)
	20,711,736	2.110	12/25/46	19,894,907
Citigroup Mortgage Loan Trust Series 2006-AR6, Class 2A2(1M USD LIBOR + 0.160%)
	5,851,399	2.120	09/25/36	5,595,809
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1(1M USD LIBOR + 0.500%)
	621,616	2.460	07/25/35	533,189
Countrywide Alternative Loan Trust Series 2005-36, Class 2A1A(1M USD LIBOR + 0.310%)
	5,137,250	2.270	08/25/35	4,547,114
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12(1M USD LIBOR + 0.800%)
	828,159	2.760	12/25/35	765,182
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5(1M USD LIBOR + 0.500%)
	645,940	2.460	05/25/35	584,221
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B(1M USD LIBOR + 0.170%)
	1,491,503	2.130	11/25/36	1,481,288
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1(1M USD LIBOR + 0.210%)
	257,847	2.158	03/20/46	233,523
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3(1M USD LIBOR + 0.500%)
	4,067,274	2.460	08/25/37	3,510,039
Countrywide Alternative Loan Trust Series 2007-19, Class 1A11(1M USD LIBOR + 0.500%)
	9,234,479	2.460	08/25/37	5,784,223
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(c)(e)(3M EURIBOR + 2.750%)
EUR	13,675,406	2.750	04/20/20	15,922,229
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A(1M LIBOR + 0.200%)
	$2,733,326	2.160	08/25/47	2,602,589
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1B(1M LIBOR + 0.220%)
	3,411,413	2.180	08/25/47	3,246,651
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3(1M USD LIBOR + 3.300%)
	4,930,000	5.260	10/25/27	5,499,503

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3(1M USD LIBOR + 4.650%)
	$4,852,000	6.610%	10/25/28	$ 5,596,291
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA3, Class M3(1M USD LIBOR + 5.000%)
	2,000,000	6.960	12/25/28	2,329,659
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1(1M USD LIBOR + 0.180%)
	1,215,028	2.140	01/25/37	1,141,647
GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2(1M USD LIBOR + 0.260%)
	24,354,344	2.220	08/25/46	13,659,231
Harben Finance PLC Series 2017-1X, Class A(3M GBP LIBOR + 0.800%)
GBP	6,017,566	1.353	08/20/56	7,965,653
HarborView Mortgage Loan Trust Series 2006-11, Class A1A(1M USD LIBOR + 0.170%)
	$4,178,044	2.118	12/19/36	3,735,181
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1(1M USD LIBOR + 0.260%)
	3,853,905	2.480	06/25/35	3,759,215
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
	2,538,450	3.504	11/25/35	2,422,488
JPMorgan Alternative Loan Trust Series 2006-A2, Class 2A2
	5,117,629	3.841	05/25/36	4,465,402
Lehman XS Trust Series 2005-7N, Class 1A1A(1M USD LIBOR + 0.270%)
	7,538,092	2.230	12/25/35	7,494,021
Lehman XS Trust Series 2006-14N, Class 1A1A(1M USD LIBOR + 0.190%)
	10,809,506	2.150	09/25/46	10,084,125
Lehman XS Trust Series 2006-16N, Class A321(1M USD LIBOR + 0.200%)
	5,112,345	2.160	11/25/46	4,707,782
Lehman XS Trust Series 2006-GP1, Class A2A(1M USD LIBOR + 0.170%)
	55	2.130	05/25/46	4,349
Lehman XS Trust Series 2007-16N, Class 2A2(1M LIBOR + 0.850%)
	9,292,241	2.810	09/25/47	9,117,647
Lehman XS Trust Series 2007-4N, Class 3A2A(12M MTA + 0.750%)
	4,356,169	2.215	03/25/47	4,313,424
Lehman XS Trust Series 2007-5H, Class 3A4
	4,919,531	3.349	05/25/37	4,939,241
London Wall Mortgage Capital PLC Series 2017-FL1, Class A(3M GBP LIBOR + 0.850%)
GBP	18,573,559	1.397	11/15/49	24,547,614
Luminent Mortgage Trust Series 2007-2, Class 2A1(1M USD LIBOR + 0.230%)
	$1,172,193	2.190	05/25/37	1,121,572
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1(12M MTA + 0.800%)
	6,735,572	2.264	12/25/46	6,647,517
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
	2,643,629	2.314	12/25/46	2,492,025
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1(1M USD LIBOR + 0.150%)
	2,743,502	2.110	03/25/47	2,612,413
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1(1M LIBOR + 0.200%)
	1,311,229	2.160	05/25/47	1,219,345

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A(1M USD LIBOR + 0.240%)
	$1,823,026	2.200%	12/25/36	$ 1,675,116
Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
	3,950,414	4.590	12/25/35	3,658,942
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(12M MTA + 1.000%)
	3,855,391	2.465	01/25/46	3,505,015
Residential Accredit Loans, Inc. Series 2006-QA2, Class 2A1
	3,610,810	5.073	02/25/36	3,120,552
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1(1M USD LIBOR + 0.270%)
	2,108,811	2.230	02/25/46	1,593,420
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1(12M MTA + 0.800%)
	4,458,893	2.265	09/25/46	4,026,044
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2(1M USD LIBOR + 0.205%)
	195,998	2.165	09/25/46	188,001
Residential Accredit Loans, Inc. Series 2007-QO4, Class A1A(1M USD LIBOR + 0.190%)
	1,495,258	2.150	05/25/47	1,463,528
Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
	1,843,593	4.183	11/25/35	1,750,165
Ripon Mortgages PLC Series 1X, Class A1(3M GBP LIBOR + 0.800%)
GBP	2,604,591	1.353	08/20/56	3,453,553
Ripon Mortgages PLC Series 1X, Class A2(3M GBP LIBOR + 0.800%)
	26,572,184	1.353	08/20/56	35,180,556
Station Place Securitization Trust Series 2015-2, Class A(e)(1M USD LIBOR + 0.550%)
	$15,350,000	2.468	05/15/18	15,350,000
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11, Class 1A1(1M USD LIBOR + 0.160%)
	3,473,927	2.120	12/25/36	3,413,010
Structured Adjustable Rate Mortgage Loan Trust Series 2006-9, Class 3A1
	2,586,059	3.623	10/25/36	1,973,302
Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 21A1(1M USD LIBOR + 0.200%)
	2,496,111	2.360	02/25/36	2,184,112
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A4A(1M USD LIBOR + 0.180%)
	5,163,111	2.140	09/25/47	5,031,273
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 3A1
	13,455,256	6.500	05/25/47	9,852,743
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR1, Class A2A1(1M USD LIBOR + 0.680%)
	5,734,954	2.640	01/25/45	5,739,021
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1(1M USD LIBOR + 0.270%)
	346,551	2.500	12/25/45	350,527
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A(1M USD LIBOR + 0.540%)
	218,893	2.500	07/25/45	220,286
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A(1M USD LIBOR + 0.580%)
	784,466	2.540	07/25/45	782,018
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR9, Class A1A(1M USD LIBOR + 0.640%)
	2,722,734	2.600	07/25/45	2,758,987

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA6, Class 2A(COF + 1.250%)
$3,970,886	2.047%	07/25/47	$ 3,333,113

			337,843,729

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 506,669,306

Commercial Mortgage-Backed Securities – 1.8%
Sequential Fixed Rate – 0.6%
CSMC Trust Series 2014-USA, Class E(e)
$9,050,000	4.373%	09/15/37	$ 8,159,972
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
14,464,063	2.779	09/25/22	14,412,923
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
2,500,000	4.697	04/15/45	2,568,813

			25,141,708

Sequential Floating Rate(b)(e) – 1.2%
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class E
12,450,000	3.786	04/10/28	12,372,755
Citigroup Commercial Mortgage Trust Series 2015-SSHP, Class D(1M LIBOR + 3.050%)
10,013,500	5.124	09/15/27	10,043,244
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A(1M LIBOR + 0.830%)
15,900,000	2.791	06/15/35	15,876,134
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class E(1M LIBOR + 3.850%)
9,600,000	5.924	10/15/29	9,601,144

			47,893,277

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 73,034,985

Federal Agencies – 0.6%
FHLMC – 0.0%
$20,333	5.000%	01/01/33	$ 21,552
1,688	5.000	03/01/33	1,800
9,370	5.000	04/01/33	9,992
1,461	5.000	05/01/33	1,558
5,451	5.000	06/01/33	5,812
33,996	5.000	07/01/33	36,250
47,430	5.000	08/01/33	50,572
5,856	5.000	09/01/33	6,246
10,381	5.000	10/01/33	11,069
20,867	5.000	11/01/33	22,250
11,997	5.000	12/01/33	12,793
11,302	5.000	01/01/34	12,051
33,869	5.000	02/01/34	36,116
13,951	5.000	03/01/34	14,877
22,454	5.000	04/01/34	23,945
38,563	5.000	05/01/34	41,122
523,035	5.000	06/01/34	557,729
8,054	5.000	11/01/34	8,589
139,065	5.000	04/01/35	148,289
15,613	5.000	11/01/35	16,648

			1,039,260

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – 0.6%
$31	5.500%	01/01/19	$ 31
3,543	5.500	02/01/19	3,556
4,628	5.500	03/01/19	4,647
3,393	5.500	04/01/19	3,413
2,621	5.500	05/01/19	2,639
11,972	5.500	06/01/19	12,047
42,209	5.500	07/01/19	42,497
43,756	5.500	08/01/19	44,033
40,420	5.500	09/01/19	40,848
12,357	5.500	10/01/19	12,475
14,727	5.500	11/01/19	14,878
22,112	5.500	12/01/19	22,357
2,364	5.500	01/01/20	2,391
403	5.500	06/01/20	405
235,701	5.500	07/01/20	238,565
1,313,084	3.416	10/01/20	1,325,940
1,032,880	3.619	12/01/20	1,047,760
3,730,288	4.381	06/01/21	3,856,878
2,571	6.000	01/01/24	2,810
51,743	6.000	04/01/24	56,549
200,494	5.500	05/01/25	203,660
3,200	4.500	09/01/29	3,355
5,902	6.000	12/01/32	6,528
524	6.000	01/01/33	577
2,806	6.000	04/01/33	3,103
126,872	6.000	10/01/33	141,087
4,306	6.000	02/01/34	4,764
32,147	6.000	03/01/34	35,541
84,679	6.000	08/01/34	93,853
23,405	6.000	11/01/34	25,923
223,901	6.000	05/01/35	248,895
35,596	6.000	06/01/35	39,610
136,968	6.000	10/01/35	151,994
17,192	6.000	11/01/35	19,102
24,537	6.000	12/01/35	27,156
92,241	6.000	02/01/36	102,158
5,108	6.000	05/01/36	5,677
509,308	6.000	08/01/36	564,904
24,993	6.000	09/01/36	27,783
12,336	6.000	10/01/36	13,711
120,399	6.000	11/01/36	134,260
263,128	6.000	12/01/36	291,691
859,143	6.000	01/01/37	951,711
1,452,021	6.000	02/01/37	1,607,993
67,820	6.000	04/01/37	75,296
411,888	6.000	05/01/37	456,361
775,727	6.000	07/01/37	862,919
49,328	4.500	08/01/37	51,616
816,359	6.000	08/01/37	903,839
23,216	6.000	09/01/37	25,699
347,943	6.000	10/01/37	385,610
3,325	6.000	11/01/37	3,689
214,313	6.000	12/01/37	237,193
732,979	6.000	01/01/38	810,411
58,962	5.000	03/01/38	63,416
56,748	6.000	03/01/38	63,077
160,865	6.000	05/01/38	178,196
14,260	6.000	07/01/38	15,871
14,663	6.000	08/01/38	16,229

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$426,001	6.000%	09/01/38	$ 473,279
264,814	6.000	10/01/38	292,968
1,136,036	6.000	11/01/38	1,246,557
3,587,892	6.000	12/01/38	3,912,324
844	6.000	01/01/39	920
11,388	4.500	04/01/39	11,982
5,091	6.000	04/01/39	5,663
81,290	6.000	07/01/39	90,382
17,561	4.000	08/01/39	18,000
9,408	4.000	09/01/39	9,643
58,549	6.000	09/01/39	64,575
49,435	4.500	10/01/39	52,057
539,487	6.000	10/01/39	598,581
169,412	6.000	10/01/40	187,375
7,710	4.500	05/01/41	8,106
905,382	6.000	05/01/41	1,003,769
28,453	4.500	06/01/41	29,900
91,315	6.000	07/01/41	101,334
36,775	4.500	08/01/41	38,978
9,389	4.500	10/01/41	9,868
298,488	5.000	11/01/41	317,890
8,504	6.000	01/01/42	9,406
3,819	4.500	11/01/42	4,009
46,513	4.500	12/01/43	48,856

			24,125,599

TOTAL FEDERAL AGENCIES			$ 25,164,859

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $559,670,446)			$ 604,869,150

Agency Debentures – 0.3%
FFCB
$11,000,000	2.850%	02/10/31	$ 10,378,863
3,000,000	3.020	04/09/31	2,879,433

TOTAL AGENCY DEBENTURES (Cost $13,264,502)			$ 13,258,296

Asset-Backed Securities – 39.3%
Collateralized Loan Obligations(e) – 21.3%
ACIS CLO Ltd. Series 2013-1A, Class A1(b)(3M USD LIBOR + 0.870%)
$4,232,639	2.604%	04/18/24	$ 4,232,499
ACIS CLO Ltd. Series 2013-1A, Class B(b)(3M USD LIBOR + 1.950%)
3,516,015	3.684	04/18/24	3,516,412
ACIS CLO Ltd. Series 2013-1A, Class C(b)(3M USD LIBOR + 2.950%)
2,220,765	4.684	04/18/24	2,221,229
ACIS CLO Ltd. Series 2014-4A, Class A(b)(3M USD LIBOR + 1.420%)
109,000,000	3.193	05/01/26	109,014,606
BlueMountain CLO Ltd. Series 2014-2A, Class AR(b)(3M USD LIBOR + 0.930%)
28,750,000	2.675	07/20/26	28,752,501
Catamaran CLO Ltd. Series 2013-1A, Class AR(b)(3M USD LIBOR + 0.850%)
9,150,000	2.363	01/27/28	9,122,010
CBAM CLO Management LLC Series 2017-2A, Class A(b)(3M USD LIBOR + 1.240%)
18,350,000	2.631	10/17/29	18,370,937
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1(b)(3M USD LIBOR + 1.610%)
850,000	3.341	07/17/28	850,029

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(e) – (continued)
Crown Point CLO Ltd. Series 2015-3A, Class A1AR(b)(3M USD LIBOR + 0.910%)
$31,350,000	2.632%	12/31/27	$ 31,349,655
Cutwater Ltd. Series 2014-1A, Class A1AR(b)(3M USD LIBOR + 1.250%)
38,250,000	2.972	07/15/26	38,255,508
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(b)(3M USD LIBOR + 1.390%)
62,450,000	3.135	07/25/27	62,449,251
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(b)(3M USD LIBOR + 0.750%)
36,000,000	3.089	04/15/29	35,613,540
Nassau Ltd. Series 2017-IIA, Class AL(b)(3M USD LIBOR + 1.250%)
10,000,000	2.913	01/15/30	10,015,050
OCP CLO Ltd. Series 2012-2A, Class A1R(b)(3M USD LIBOR + 1.400%)
10,850,000	3.304	11/22/25	10,866,004
OCP CLO Ltd. Series 2014-5A, Class A1R(b)(3M USD LIBOR + 1.080%)
65,150,000	2.832	04/26/31	65,077,032
OCP CLO Ltd. Series 2014-5A, Class A2R(b)(3M USD LIBOR + 1.400%)
2,950,000	3.152	04/26/31	2,927,315
OCP CLO Ltd. Series 2014-5A, Class BR(b)(3M USD LIBOR + 1.800%)
2,200,000	3.552	04/26/31	2,164,459
OCP CLO Ltd. Series 2015-10A, Class A1R(b)(3M USD LIBOR + 0.820%)
27,800,000	2.572	10/26/27	27,720,464
OCP CLO Ltd. Series 2015-8A, Class A1R(b)(3M USD LIBOR + 0.850%)
30,550,000	2.581	04/17/27	30,440,478
OCP CLO Ltd. Series 2015-8A, Class A2AR(b)(3M USD LIBOR + 1.450%)
850,000	3.181	04/17/27	846,265
Octagon Investment Partners 24 Ltd. Series 2015-1A, Class A1R(b)(3M USD LIBOR + 0.900%)
74,550,000	2.792	05/21/27	74,457,260
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(b)(3M USD LIBOR + 0.930%)
2,101,130	2.652	04/17/25	2,101,053
OFSI Fund VII Ltd. Series 2014-7A, Class AR(b)(3M USD LIBOR + 0.900%)
84,050,000	2.634	10/18/26	84,048,991
Palmer Square Loan Funding Ltd. Series 2017-1A, Class A1(b)(3M USD LIBOR + 0.740%)
20,478,711	2.462	10/15/25	20,478,506
Recette CLO Ltd. Series 2015-1A, Class AR(b)(3M USD LIBOR + 0.920%)
45,100,000	2.665	10/20/27	45,046,602
TCW CLO Ltd. Series 2017-1A, Class A(b)(3M USD LIBOR + 1.280%)
19,000,000	3.040	07/29/29	19,039,596
The Bank of New York Mellon SA(c)(f)
1,630,000	9.625	05/02/21	—
Trinitas CLO II Ltd. Series 2014-2A, Class A1R(b)(3M USD LIBOR + 1.180%)
46,550,000	2.902	07/15/26	46,555,400
Zais CLO 1 Ltd. Series 2014-1A, Class A1(b)(3M USD LIBOR + 1.400%)
77,111,170	3.122	04/15/26	77,115,565

			862,648,217

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – 1.4%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASAP1, Class A2C(b)(1M USD LIBOR + 0.260%)
$9,169,966	2.220%	03/25/37	$ 5,860,172
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE2, Class A2D(b)(1M USD LIBOR + 0.270%)
16,641,000	2.230	05/25/36	15,314,050
Bayview Financial Mortgage Pass-Through Trust Series 2006-A, Class M3(b)(1M USD LIBOR + 0.650%)
10,095,000	2.618	02/28/41	9,989,215
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF2(h)
6,112	3.741	12/25/35	6,119
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF3(h)
9,006,000	3.741	12/25/35	8,989,210
Lehman XS Trust Series 2007-3, Class 1BA2(b)(6M USD LIBOR + 0.500%)
223,268	2.960	03/25/37	225,159
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A(b)(1M USD LIBOR + 0.170%)
866,172	2.130	11/25/36	319,841
Morgan Stanley Mortgage Loan Trust Series 2007-1XS, Class 2A1(b)(1M USD LIBOR + 0.080%)
6,834,879	2.040	09/25/46	2,879,292
Saxon Asset Securities Trust Series 2007-2, Class A2C(b)(1M USD LIBOR + 0.240%)
5,482,272	2.200	05/25/47	4,492,534
Securitized Asset Backed Receivables LLC Trust Series 2004-DO1, Class M1(b)(1M USD LIBOR + 0.975%)
3,180,395	2.935	07/25/34	3,272,229
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1(b)(1M USD LIBOR + 0.215%)
4,364,596	2.175	03/25/37	3,374,902
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M1(b)(1M USD LIBOR + 0.660%)
1,934,163	2.620	10/25/35	1,937,352

			56,660,075

Other(b)(e) – 0.2%
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A(1M USD LIBOR + 0.850%)
6,950,000	2.830	06/25/35	6,952,222

Student Loan(b) – 16.4%
Academic Loan Funding Trust Series 2012-1A, Class A2(e)(1M USD LIBOR + 1.100%)
44,139,922	3.060	12/27/44	44,243,867
Access Group, Inc. Series 2015-1, Class A(e)(1M USD LIBOR + 0.700%)
25,794,236	2.660	07/25/56	25,758,550
Bank of America Student Loan Trust Series 2010-1A, Class A(e)(3M USD LIBOR + 0.800%)
95,925	2.545	02/25/43	96,298
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(e)(1M USD LIBOR + 1.350%)
40,450,000	3.310	03/25/36	41,147,576
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(e)(1M USD LIBOR + 1.000%)
25,300,000	2.960	04/25/33	25,454,345

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
GCO Education Loan Funding Trust Series 2006-1, Class A8L(3M USD LIBOR + 0.130%)
$1,042,086	2.074%	05/25/25	$ 1,040,429
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3(1M USD LIBOR + 1.050%)
22,700,000	2.998	07/20/43	22,812,794
Nelnet Student Loan Trust Series 2006-1, Class A6(e)(3M USD LIBOR + 0.450%)
40,900,000	2.370	08/23/36	40,013,938
Nelnet Student Loan Trust Series 2006-2, Class A7(e)(3M Euribor + 0.580%)
28,300,000	2.325	01/25/37	27,721,554
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2(3M USD LIBOR + 0.950%)
1,944,941	2.645	07/01/24	1,948,174
Scholar Funding Trust Series 2010-A, Class A(e)(3M USD LIBOR + 0.750%)
24,652,895	2.510	10/28/41	24,562,093
SLC Student Loan Trust Series 2005-3, Class A3(3M USD LIBOR + 0.120%)
7,801,123	2.245	06/15/29	7,759,885
SLM Student Loan Trust Series 2003-14, Class A5(3M USD LIBOR + 0.230%)
2,796,881	1.975	01/25/23	2,796,963
SLM Student Loan Trust Series 2003-7A, Class A5A(e)(3M USD LIBOR + 1.200%)
29,631,927	3.325	12/15/33	29,987,036
SLM Student Loan Trust Series 2004-8A, Class A6(e)(3M USD LIBOR + 0.630%)
20,350,000	2.375	01/25/40	20,464,996
SLM Student Loan Trust Series 2005-4, Class A3(3M USD LIBOR + 0.120%)
45,499,042	1.865	01/25/27	45,332,862
SLM Student Loan Trust Series 2005-5, Class A4(3M USD LIBOR + 0.140%)
12,900,000	1.885	10/25/28	12,853,762
SLM Student Loan Trust Series 2006-10, Class A5A(3M USD LIBOR + 0.100%)
206,478	1.845	04/25/27	206,253
SLM Student Loan Trust Series 2007-1, Class A5(3M USD LIBOR + 0.090%)
30,503,125	1.835	01/26/26	30,432,828
SLM Student Loan Trust Series 2007-2, Class A4(3M USD LIBOR + 0.060%)
81,200,000	1.805	07/25/22	79,404,765
SLM Student Loan Trust Series 2008-2, Class A3(3M USD LIBOR + 0.750%)
14,091,848	2.495	04/25/23	14,043,410
SLM Student Loan Trust Series 2008-3, Class A3(3M USD LIBOR + 1.000%)
15,235,536	2.745	10/25/21	15,375,066
SLM Student Loan Trust Series 2008-4, Class A4(3M USD LIBOR + 1.650%)
39,900,040	3.395	07/25/22	40,792,245
SLM Student Loan Trust Series 2008-5, Class A4(3M USD LIBOR + 1.700%)
62,128,256	3.445	07/25/23	63,714,937
SLM Student Loan Trust Series 2008-6, Class A4(3M USD LIBOR + 1.100%)
21,202,614	2.845	07/25/23	21,376,232

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
SLM Student Loan Trust Series 2008-8, Class A4(3M USD LIBOR + 1.500%)
	$13,600,000	3.245%		04/25/23	$ 13,852,742
South Texas Higher Education Authority, Inc. Series 2013-1, Class A1(1M USD LIBOR + 0.600%)
	7,726,742	2.507		12/03/29	7,723,728
Wachovia Student Loan Trust Series 2005-1, Class A5(3M USD LIBOR + 0.130%)
	4,027,062	1.875		01/26/26	4,024,573

					664,941,901

TOTAL ASSET-BACKED SECURITIES (Cost $1,564,090,364)					$1,591,202,415

Foreign Debt Obligations – 11.3%
Sovereign – 11.3%
Dominican Republic
DOP	61,100,000	10.375%		03/04/22	$ 1,282,878
	98,700,000	14.500		02/10/23	2,322,469
	$2,380,000	6.600	(e)	01/28/24	2,499,000
	2,860,000	6.600		01/28/24	3,003,000
	1,604,000	8.625		04/20/27	1,802,968
DOP	30,000,000	18.500		02/04/28	852,824
	58,700,000	11.375		07/06/29	1,257,097
Ecuador Government International Bond
	$2,720,000	9.625		06/02/27	2,529,600
	15,390,000	9.650		12/13/26	14,389,650
	10,400,000	9.625	(e)	06/02/27	9,672,000
	4,100,000	7.875	(e)	01/23/28	3,433,750
Japanese Government CPI Linked Bond
JPY	16,320,799,831	0.100		03/10/26	155,299,306
Republic of Argentina
ARS	680,275,000	1.000		09/19/18	21,445,641
	2,543,450,000	32.223	(b)	06/21/20	89,794,935
EUR	20,240,000	3.375		01/15/23	21,449,917
	16,660,000	5.250		01/15/28	16,610,174
	460,000	2.260	(h)	12/31/38	314,792
	$4,650,000	2.500	(h)	12/31/38	2,636,550
EUR	3,090,000	6.250		11/09/47	2,805,610
	$43,620,000	6.875		01/11/48	32,824,050
	2,580,000	7.125	(i)	06/28/17	1,969,830
Republic of Indonesia(e)
EUR	5,950,000	2.150		07/18/24	7,000,523

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of South Africa
ZAR	68,590,000	8.000%	01/31/30	$ 4,566,367
	190,720,000	7.000	02/28/31	11,517,722
	73,460,000	8.250	03/31/32	4,876,823
	70,190,000	8.875	02/28/35	4,831,815
	101,925,000	6.250	03/31/36	5,367,344
	1,310,000	9.000	01/31/40	89,814
	39,710,000	6.500	02/28/41	2,061,909
	9,890,000	8.750	01/31/44	658,101
Republic of Sri Lanka
	$4,613,000	6.850	11/03/25	4,457,311
	2,000,000	6.825	07/18/26	1,915,000
Republic of Venezuela(f)
	120,000	6.000	12/09/20	31,200
United Mexican States
MXN	352,713,800	6.500	06/10/21	17,182,080
	68,477,500	8.000	12/07/23	3,492,524
	1,546,000	7.750	11/23/34	78,302
	15,377,700	8.500	11/18/38	836,544
	2,663,200	8.000	11/07/47	137,979

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $532,948,769)				$ 457,297,399

Structured Notes(e)(j) – 1.1%
Arab Republic of Egypt (Issuer Citibank NA)
	$197,000,000	0.000%	11/01/18	$ 10,343,877
	238,100,000	0.000	01/17/19	12,033,832
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA)
	127,600,000	0.000	07/26/18	7,048,099
	307,625,000	0.000	02/07/19	15,390,707

TOTAL STRUCTURED NOTES (Cost $45,652,693)				$ 44,816,515

Municipal Debt Obligations – 1.8%
Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010(d)
	$4,470,000	7.350%	07/01/35	$ 4,991,247
Illinois State GO Bonds Taxable-Pension Series 2003
	13,800,000	5.100	06/01/33	13,059,768

				18,051,015

Minnesota(b)(d) – 0.2%
Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1(3M USD LIBOR + 0.100%)
	6,341,969	2.459	04/28/30	6,313,849

Puerto Rico(f) – 1.2%
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A(d)
	3,035,000	5.750	07/01/41	1,274,700
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A(d)
	1,495,000	5.500	07/01/32	635,375
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B(d)
	1,160,000	5.875	07/01/36	493,000
	3,340,000	5.750	07/01/38	1,419,500
	2,170,000	6.000	07/01/39	922,250

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico(f) – (continued)
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A(d)
$1,120,000	6.000%		07/01/34	$ 470,400
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E(d)
1,010,000	5.625		07/01/32	424,200
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A(d)
515,000	5.500		07/01/26	216,300
1,975,000	5.500		07/01/39	829,500
2,115,000	5.000		07/01/41	856,575
Puerto Rico Commonwealth GO Bonds Series 2014 A(d)
7,455,000	8.000		07/01/35	3,019,275
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A(d)
1,960,000	5.125		07/01/31	833,000
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A(d)
455,000	5.000		07/01/34	193,375
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A(d)
605,000	5.250		07/01/27	257,125
Puerto Rico Commonwealth GO Unrefunded Balance Refunding for Public Improvement 2006 B(d)
670,000	5.000		07/01/35	284,750
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2007 B(d)
185,000	6.050		08/01/37	158,869
95,000	6.050		08/01/39	81,581
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2007 C(d)
2,905,000	6.000		08/01/31	2,494,669
210,000	6.000		08/01/32	180,338
2,285,000	6.000		08/01/38	1,962,244
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2008 A(d)
75,000	6.130		08/01/28	64,406
1,520,000	6.130		08/01/29	1,305,300
260,000	6.130		08/01/30	223,275
255,000	6.130		08/01/37	218,981
465,000	6.130		08/01/38	399,319
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2009 C(d)
1,100,000	5.750		08/01/57	946,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C
80,000	5.000		08/01/21	68,800
2,175,000	5.000	(d)	08/01/40	1,870,500
8,365,000	5.250	(d)	08/01/40	7,193,900
3,610,000	5.000	(d)	08/01/46	3,104,600
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 D(d)
75,000	4.850		08/01/36	63,094
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A(d)
12,920,000	6.750		08/01/32	5,781,700
6,045,000	5.750		08/01/37	2,705,137
155,000	6.375		08/01/39	69,363
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A(d)
470,000	5.500		08/01/37	210,325
3,010,000	5.500		08/01/42	1,346,975
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C(d)
5,990,000	5.375		08/01/38	2,680,525
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1(d)
4,910,000	5.000		08/01/43	2,197,225

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico(f) – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A(d)
$2,325,000	5.500%	08/01/28	$ 1,040,437

			48,496,888

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $81,312,892)			$ 72,861,752

U.S. Treasury Obligations – 0.6%
United States Treasury Bonds
$10,000	2.750%	11/15/47	$ 9,542
5,280,000	3.000 (k)	02/15/48	5,298,058
United States Treasury Notes(k)
15,000,000	2.250	11/15/24	14,516,400
2,370,000	2.750	02/28/25	2,361,871

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,400,020)			$ 22,185,871

Shares	Description		Value
Common Stock(f)(l)(m) – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
7,667,598	Blue Ridge Mountain Resources, Inc. (Cost $76,509,670)		$ 46,005,588

Units	Expiration Date		Value
Warrant(f) – 0.0%
True Religion Warrant (NR/NR)
1,890	10/27/22		$ —
True Religion Warrant (NR/NR)
8,897	10/27/22		—

TOTAL WARRANT (Cost $0)			$ —

Shares	Distribution Rate		Value
Investment Company(m) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
68,177	1.869%		$ 68,177
(Cost $68,177)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $3,484,609,687)			$3,391,768,734

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 11.6%
Certificates of Deposit – 2.6%
Credit Suisse AG(b) (3M USD LIBOR + 0.320%)
$18,500,000	2.641%	03/08/19	$ 18,514,985
Societe Generale SA(j)
4,000,000	1.580	07/10/18	3,998,484

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
Standard Chartered Bank(b)
$9,000,000	2.541%		05/16/19	$ 9,003,047
Sumitomo Mitsui Banking Corp.(b)
(1M USD LIBOR + 0.330%)
9,800,000	2.428		10/26/18	9,801,994
(3M USD LIBOR + 0.060%)
20,000,000	2.420		10/25/18	20,001,169
Suncor Energy, Inc.
11,864,000	0.010		07/03/18	11,861,054
The Southern Co.(j)
10,823,000	0.000		08/30/18	10,777,202
UBS AG London(b)(e) (1M USD LIBOR + 0.300%)
20,000,000	2.313		12/05/18	20,005,168

				103,963,103

Commercial Paper – 9.0%
Alpine Securitization Ltd.(e)
10,000,000	2.330		10/18/18	9,999,777
20,350,000	2.330		10/01/18	20,351,153
AT&T, Inc.
19,900,000	0.000	(j)	10/05/18	19,757,527
10,800,000	0.000	(j)	10/09/18	10,719,522
5,100,000	0.000	(j)	05/28/19	4,957,248
Barton Capital Corp.(j)
4,300,000	0.000		08/14/18	4,287,962
BAT International Finance PLC(j)
20,000,000	0.000		09/10/18	19,898,895
Bedford Row Funding Corp.
2,000,000	0.000	(j)	09/04/18	1,991,867
10,000,000	0.000	(j)	04/25/19	9,780,000
Collateralized Commercial Paper Co. Ltd.(b) (1M USD LIBOR + 0.280%)
10,000,000	2.293		03/01/19	10,000,259
Ford Motor Credit Co. LLC(j)
25,000,000	0.000		02/20/19	24,557,664
Hewlett Packard Enterprise Co. (j)
1,179,000	0.000		07/10/18	1,178,301
10,466,000	0.000		07/11/18	10,459,221
HP, Inc.(j)
18,200,000	0.000		07/02/18	18,197,088
8,409,000	0.000		07/23/18	8,397,934
LMA-Americas LLC(j)
18,000,000	0.000		07/11/18	17,988,186
Macquarie Bank Ltd.(j)
18,550,000	0.000		09/05/18	18,472,038
Marriott International, Inc.(j)
5,250,000	0.000		07/05/18	5,248,036
10,000,000	0.000		07/27/18	9,981,784
7,750,000	0.000		08/21/18	7,722,286

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Mondelez International, Inc.(j)
$19,500,000	0.000%	10/01/18	$ 19,369,551
2,800,000	0.000	10/02/18	2,781,047
Nutrien Ltd.(j)
8,765,000	0.000	07/16/18	8,754,632
3,500,000	0.000	07/18/18	3,495,362
10,100,000	0.000	07/26/18	10,080,820
Old Line Funding LLC(j)
1,660,000	0.000	08/20/18	1,654,862
Schlumberger Holdings(j)
4,000,000	0.000	09/21/18	3,977,096
Schlumberger Holdings Corp.(j)
9,610,000	0.000	03/05/19	9,423,953
3,000,000	0.000	03/06/19	2,941,646
Sempra Energy Holdings(j)
4,834,000	0.000	07/31/18	4,823,872
2,250,000	0.000	08/13/18	2,243,236
Tyco International Holding S.a.r.l(j)
11,589,000	0.000	07/09/18	11,581,696
VW Credit, Inc.(j)
9,765,000	0.000	08/13/18	9,735,644
26,120,000	0.000	08/15/18	26,037,782
15,550,000	0.000	09/20/18	15,459,404

			366,307,351

TOTAL SHORT-TERM INVESTMENTS (Cost $470,238,664)			$ 470,270,454

TOTAL INVESTMENTS – 95.5% (Cost $3,954,848,351)			$3,862,039,188

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%			183,410,202

NET ASSETS – 100.0%			$4,045,449,390

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on June 30, 2018. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,515,147,648, which represents approximately 37.5% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2018.

(i)	Actual maturity date is June 28, 2117.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(l)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $46,005,588, which represents approximately 1.2% of the Fund’s net assets as of June 30, 2018.

Restricted Security	Acquisition Date	Cost
Blue Ridge Mountain Resources, Inc. (Common Stocks)	05/06/16 - 08/18/16	$76,509,670

(m)	Represents an affiliated issuer.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint

IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
COF	— Cost of Funds
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	33,815,087	NZD	36,314,068	$25,030,999	09/19/18	$433,476
	AUD	11,334,097	USD	8,372,328	8,389,858	09/19/18	17,530
	BRL	27,789,997	USD	7,102,784	7,167,648	07/03/18	64,865
	CAD	3,368,551	EUR	2,164,400	2,565,829	09/19/18	22,814
	CAD	16,951,086	USD	12,844,569	12,911,660	09/19/18	67,090
	CHF	48,337,618	EUR	41,665,167	49,152,901	09/19/18	199,305
	CHF	17,142,951	USD	17,415,150	17,432,092	09/19/18	16,942
	EUR	15,043,494	AUD	23,671,991	17,675,031	09/19/18	152,273
	EUR	22,537,025	CAD	34,658,443	26,479,395	09/19/18	80,022
	EUR	15,087,586	CNH	113,158,859	17,726,836	09/19/18	721,595
	EUR	7,486,656	CZK	192,938,614	8,796,286	09/19/18	85,398
	EUR	67,591,840	GBP	59,293,331	79,415,585	09/19/18	881,611
	EUR	7,208,587	HUF	2,372,230,786	8,469,575	09/19/18	17,272
	EUR	7,524,501	JPY	964,926,906	8,840,751	09/19/18	76,079
	EUR	25,356,686	NOK	240,381,719	29,792,295	09/19/18	182,181
	EUR	60,111,093	NZD	101,028,864	70,626,240	09/19/18	2,193,819
	EUR	30,198,834	PLN	130,932,077	35,481,473	09/19/18	480,457
	EUR	115,830,739	SEK	1,194,938,369	136,092,845	09/19/18	1,854,749
	EUR	5,061,000	USD	5,906,420	5,937,667	08/31/18	31,247
	EUR	123,883,834	USD	144,616,892	145,554,659	09/19/18	937,768
	GBP	2,619,418	AUD	4,637,156	3,469,417	09/19/18	36,847
	GBP	15,031,000	USD	19,839,718	19,877,744	08/14/18	38,026
	HKD	129,525,178	USD	16,523,933	16,531,650	09/19/18	7,718
	JPY	968,680,898	EUR	7,484,247	8,798,770	09/19/18	5,314
	KRW	2,165,224,214	USD	1,939,731	1,943,960	07/05/18	4,229
	KRW	38,437,751,642	USD	34,392,197	34,533,580	07/26/18	141,383
	KRW	29,669,510,426	USD	26,641,085	26,661,314	08/03/18	20,229
	MXN	566,306,378	USD	27,004,438	28,156,005	09/19/18	1,151,568
	NOK	234,079,073	USD	28,707,579	28,833,758	09/19/18	126,178
	RUB	156,258,144	USD	2,454,111	2,475,730	08/15/18	21,619
	RUB	595,039,088	USD	9,308,136	9,422,481	08/20/18	114,345
	SGD	26,275,511	USD	19,270,417	19,318,226	09/19/18	47,809
	TRY	140,185,597	USD	29,108,366	29,486,871	09/19/18	378,504
	USD	4,666,457	ARS	98,928,892	3,408,638	07/03/18	1,257,819
	USD	13,776,667	ARS	291,927,570	10,035,899	07/05/18	3,740,768
	USD	28,722,742	ARS	804,811,235	27,452,032	07/12/18	1,270,710
	USD	3,468,147	ARS	98,928,892	3,308,105	07/31/18	160,042
	USD	35,028,609	AUD	46,526,067	34,440,070	09/19/18	588,540
	USD	152,368,302	BRL	572,258,532	147,598,000	07/03/18	4,770,304
	USD	19,753,820	BRL	75,340,976	19,363,961	08/02/18	389,859
	USD	91,217,552	CAD	118,274,503	90,089,815	09/19/18	1,127,738
	USD	19,329,913	CLP	12,237,767,839	18,729,919	07/05/18	599,994
	USD	19,242,368	CLP	12,232,246,889	18,722,250	07/18/18	520,119
	USD	151,078,397	CNH	977,787,928	146,939,623	09/19/18	4,138,775
	USD	8,420,378	CZK	182,265,407	8,229,009	09/19/18	191,370
	USD	78,085,806	EUR	65,895,751	77,310,214	08/31/18	775,592
	USD	14,030,576	EUR	11,845,363	13,917,455	09/19/18	113,121
	USD	91,747,097	GBP	68,687,674	90,836,004	08/14/18	911,095
	USD	21,779,232	GBP	16,268,532	21,547,658	09/19/18	231,574
	USD	98,725,668	HKD	770,439,416	98,333,276	09/19/18	392,392
	USD	53,302,050	IDR	760,673,550,562	53,136,094	07/02/18	165,956
	USD	3,443,248	IDR	48,517,082,280	3,385,305	07/23/18	57,943
	USD	18,172,810	IDR	255,541,722,128	17,814,344	07/27/18	358,467

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	62,109,373	INR	4,208,488,247	$61,384,018	07/11/18	$725,356
	USD	25,335,712	INR	1,729,202,346	25,192,343	07/19/18	143,369
	USD	158,629,936	JPY	17,372,151,256	157,323,125	08/08/18	1,306,811
	USD	88,273,127	JPY	9,657,056,802	87,717,457	09/19/18	555,669
	USD	2,012,851	KRW	2,165,224,214	1,943,960	07/05/18	68,891
	USD	15,308,302	KRW	16,993,011,607	15,267,010	07/26/18	41,293
	USD	19,745,403	NOK	159,557,667	19,654,244	09/19/18	91,158
	USD	86,323,037	NZD	125,239,121	84,831,364	09/19/18	1,491,674
	USD	2,527,299	PLN	9,408,000	2,513,331	08/13/18	13,968
	USD	8,913,299	SEK	76,444,277	8,587,669	09/19/18	325,630
	USD	32,055,604	SGD	42,711,207	31,402,044	09/19/18	653,560
	USD	8,704,163	THB	285,770,726	8,635,909	08/14/18	68,254
	USD	8,577,345	TRY	40,555,233	8,530,455	09/19/18	46,890
	USD	8,877,894	TWD	263,518,978	8,657,992	07/09/18	219,902
	USD	66,348,257	TWD	2,004,394,142	65,877,675	07/16/18	470,581
	USD	120,761,367	TWD	3,629,599,655	119,357,426	07/27/18	1,403,942
	USD	38,285,083	ZAR	481,392,802	34,917,021	08/08/18	3,368,061
	USD	27,295,621	ZAR	374,211,870	26,995,618	09/19/18	300,003
	ZAR	120,388,883	USD	8,680,381	8,684,846	09/19/18	4,464

TOTAL							$43,671,916

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty		Currency Purchased		Currency Sold	Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	ARS	98,928,892	USD	3,567,576	$3,408,638	07/03/18	$(158,940)
	ARS	505,360,366	USD	22,140,614	17,373,301	07/05/18	(4,767,314)
	ARS	214,515,788	USD	8,330,710	7,333,455	07/10/18	(997,255)
	ARS	434,117,791	USD	20,477,254	14,807,715	07/12/18	(5,669,539)
	ARS	429,733,096	USD	20,201,344	14,544,708	07/19/18	(5,656,636)
	ARS	25,858,342	USD	1,035,576	856,284	08/10/18	(179,293)
	ARS	424,296,770	USD	15,978,708	13,955,447	08/17/18	(2,023,260)
	AUD	14,905,186	EUR	9,428,816	11,033,291	09/19/18	(44,896)
	AUD	5,079,959	GBP	2,840,934	3,760,346	09/19/18	(2,469)
	AUD	276,506,687	USD	206,077,802	204,679,013	09/19/18	(1,398,789)
	BRL	544,468,535	USD	144,096,087	140,430,353	07/03/18	(3,665,733)
	BRL	51,499,120	USD	13,297,105	13,236,183	08/02/18	(60,922)
	CAD	107,488,971	USD	82,458,321	81,874,465	09/19/18	(583,857)
	CLP	12,237,767,839	USD	19,303,327	18,729,919	07/05/18	(573,408)
	CLP	4,762,278,025	USD	7,318,700	7,289,171	08/06/18	(29,529)
	CNH	110,880,917	EUR	14,487,590	16,662,918	09/19/18	(358,966)
	CNH	231,635,950	USD	35,069,013	34,809,695	09/19/18	(259,319)
	COP	9,244,498,168	USD	3,159,594	3,150,625	07/23/18	(8,969)
	COP	34,923,488,534	USD	11,929,980	11,900,894	07/26/18	(29,086)
	COP	144,392,630,597	USD	49,284,125	49,145,524	08/22/18	(138,601)
	EUR	52,388,371	USD	61,938,889	61,552,594	09/19/18	(386,295)
	GBP	40,883,614	EUR	46,349,152	54,150,318	09/19/18	(306,624)
	GBP	190,455,485	USD	254,160,720	252,258,152	09/19/18	(1,902,569)
	HKD	640,914,239	USD	81,954,388	81,801,625	09/19/18	(152,762)
	HUF	32,395,081,998	EUR	100,293,333	115,424,297	09/19/18	(2,413,205)
	IDR	760,673,550,562	USD	53,425,590	53,136,094	07/02/18	(289,496)
	IDR	1,380,605,171,491	USD	97,503,407	96,244,849	07/27/18	(1,258,558)
	IDR	921,636,991,382	USD	65,041,425	64,003,310	08/16/18	(1,038,115)
	INR	2,377,334,519	USD	34,857,255	34,675,241	07/11/18	(182,014)
	INR	1,180,281,873	USD	17,267,472	17,195,248	07/19/18	(72,223)
	JPY	20,494,608,358	USD	186,971,072	186,157,643	09/19/18	(813,428)
	KRW	38,437,751,642	USD	35,071,954	34,519,825	07/09/18	(552,128)
	MXN	146,505,076	USD	7,318,700	7,284,039	09/19/18	(34,661)
	NOK	457,405,910	EUR	48,119,421	56,343,062	09/19/18	(193,821)
	NOK	71,076,803	USD	8,760,513	8,755,210	09/19/18	(5,304)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty		Currency Purchased		Currency Sold	Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	NZD	61,615,989	AUD	56,777,119	$41,735,908	09/19/18	$(292,315)
	NZD	259,999,222	USD	182,244,526	176,111,814	09/19/18	(6,132,712)
	PLN	317,831,760	EUR	73,914,286	84,963,398	09/19/18	(1,880,608)
	PLN	199,025,499	USD	54,927,072	53,203,880	09/19/18	(1,723,192)
	RUB	620,948,545	USD	9,852,807	9,832,759	08/20/18	(20,049)
	SEK	4,356,013,472	EUR	427,607,191	489,349,893	09/19/18	(13,058,015)
	SEK	74,305,949	USD	8,414,731	8,347,450	09/19/18	(67,281)
	SGD	23,715,158	EUR	14,965,332	17,435,809	09/19/18	(147,388)
	SGD	12,532,417	USD	9,248,504	9,214,057	09/19/18	(34,447)
	THB	286,978,011	USD	8,974,513	8,672,393	08/14/18	(302,120)
	TWD	262,790,966	USD	8,878,073	8,634,073	07/09/18	(244,000)
	TWD	1,624,239,006	USD	54,260,716	53,412,224	07/27/18	(848,492)
	USD	101,859,429	AUD	138,444,005	102,480,641	09/19/18	(621,210)
	USD	57,239,464	CAD	75,792,853	57,731,497	09/19/18	(492,032)
	USD	8,325,170	COP	24,482,794,313	8,343,013	07/26/18	(17,844)
	USD	4,276,536	EUR	3,652,730	4,285,456	08/31/18	(8,920)
	USD	362,481,566	EUR	310,001,444	364,229,552	09/19/18	(1,747,985)
	USD	41,171,707	GBP	31,250,313	41,391,016	09/19/18	(219,309)
	USD	8,425,287	INR	579,406,984	8,441,244	07/19/18	(15,957)
	USD	34,379,893	KRW	38,437,751,642	34,519,826	07/09/18	(139,934)
	USD	92,979,710	KRW	103,852,105,499	93,303,716	07/26/18	(324,005)
	USD	17,164,703	KRW	19,172,424,895	17,226,673	07/31/18	(61,969)
	USD	32,645,952	MXN	676,603,673	33,746,167	08/28/18	(1,100,215)
	USD	46,587,414	MXN	975,822,480	48,516,604	09/19/18	(1,929,190)
	USD	33,987,022	RUB	2,169,767,926	34,358,409	08/20/18	(371,389)
	USD	27,419,282	TRY	134,121,562	28,211,353	09/19/18	(792,071)
	USD	8,378,594	TWD	255,228,728	8,393,059	07/27/18	(14,465)
	USD	20,601,874	ZAR	287,473,969	20,738,351	09/19/18	(136,479)
	ZAR	2,079,421,769	USD	154,712,387	150,009,341	09/19/18	(4,703,047)

TOTAL							$(73,654,624)

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	4,223	09/17/18	$347,974,281	$823,851
Eurodollars	1,495	09/17/18	364,574,438	33,907
Italian 10 Year Government Bonds	574	09/06/18	74,184,006	120,504
Ultra Long U.S. Treasury Bonds	250	09/19/18	39,890,625	327,481
10 Year German Euro-Bund	518	09/06/18	98,329,812	427,188
10 Year U.S. Treasury Notes	4,146	09/19/18	498,297,375	1,102,894

Total				$2,835,825

Short position contracts:
Eurodollars	(927)	12/17/18	(225,631,800)	1,690,431
Eurodollars	(1,591)	06/17/19	(386,394,238)	3,398,105
Eurodollars	(884)	12/16/19	(214,447,350)	394,215
Eurodollars	(6,252)	12/14/20	(1,516,422,600)	398,197
French 10 Year Government Bonds	(575)	09/06/18	(103,771,293)	(463,444)
Japan 10 Year Government Bonds	(69)	09/12/18	(94,006,774)	(143,585)
Ultra 10 Year U.S. Treasury Notes	(153)	09/19/18	(19,619,859)	(204,558)
3 Month Euro Euribor	(2,813)	12/16/19	(822,322,994)	(209,077)
2 Year U.S. Treasury Notes	(1,538)	09/28/18	(325,791,658)	54,571
5 Year U.S. Treasury Notes	(11,532)	09/28/18	(1,310,233,412)	(327,011)
20 Year U.S. Treasury Bonds	(1,401)	09/19/18	(203,145,000)	(2,943,561)

Total				$1,644,283

TOTAL FUTURES CONTRACTS				$4,480,108

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund (%)	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KWCDC(a)	2.000%	MS & Co. Int. PLC	03/21/20	KRW	583,560,210	$633,734	$49,019	$584,715

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(a)	0.330%(b)	09/15/18	SEK	5,993,640		$(1,547,367)	$97,578	$(1,644,945)
6M WIBOR(c)	3.048	06/17/19	PLN	285,790		937,180	481,151	456,029
Mexico Interbank TIIE 28 Days(d)	7.600	06/17/20	MXN	335,850		(162,012)	(14,486)	(147,526)
6M EURO(a)	0.100(b)	09/19/20	EUR	572,490	(e)	3,909,234	2,726,177	1,183,057
6M GBP(c)	1.000	09/19/20	GBP	402,410	(e)	(925,514)	(893,344)	(32,170)
3M NIBOR(a)	1.450(b)	09/19/20	NOK	2,152,550	(e)	48,737	142,007	(93,270)
3M NIBOR(c)	1.600(b)	09/19/20		1,674,650	(e)	305,615	300,277	5,338
6M CDOR(c)	2.000	09/19/20	CAD	310,710	(e)	(1,607,661)	(1,799,353)	191,692
0.100%(b)	3M STIBOR(a)	09/19/20	SEK	7,486,140	(e)	(3,141,224)	(1,983,549)	(1,157,675)
3M JIBAR(a)	7.500	09/19/20	ZAR	529,600	(e)	74,887	37,894	36,993
0.100(b)	6M EURO(c)	10/15/20	EUR	64,230	(e)	(364,816)	(353,996)	(10,820)
3M LIBOR(a)	2.139(c)	11/20/20		$2,448,190		(36,038,336)	(2,318,682)	(33,719,654)
6M EURO(c)	0.350(b)	12/16/21	EUR	951,470		2,987,264	(9,344,608)	12,331,872
0.500(b)	3M STIBOR(a)	12/16/21	SEK	7,997,860		(1,525,681)	2,110,290	(3,635,971)
6M CDOR(c)	2.028	07/18/22		219,320	(e)	(2,463,127)	(7,018,207)	4,555,080
0.500(b)	3M STIBOR(a)	09/19/22	SEK	2,697,470	(e)	(2,290,218)	(607,468)	(1,682,750)
2.550(b)	6M WIBOR(c)	03/21/23	PLN	649,890		(1,491,841)	(113,712)	(1,378,129)
6M EURO(c)	0.750(b)	06/15/23	EUR	616,920	(e)	4,608,289	(3,450,220)	8,058,509
6M EURO(c)	0.500(b)	09/19/23		586,660	(e)	6,324,310	1,774,861	4,549,449
3M LIBOR(a)	2.250(c)	09/19/23		$674,350	(e)	(20,702,410)	(22,588,593)	1,886,183
2.750(c)	3M NZDOR(a)	09/19/23	NZD	124,720	(e)	(675,783)	197,605	(873,388)
0.750(b)	3M STIBOR(a)	09/19/23	SEK	7,013,680	(e)	(10,061,079)	(5,564,346)	(4,496,733)
2.250(c)	6M CDOR	09/19/23	CAD	450	(e)	3,815	3,580	235
0.500(b)	6M EURO(c)	09/19/23	EUR	35,630		(384,098)	(108,694)	(275,404)
1.250(c)	6M GBP	09/19/23	GBP	501,410	(e)	3,102,087	3,409,952	(307,865)
2.275(c)	3M LIBOR(a)	11/20/23		$1,089,280		32,835,692	1,372,995	31,462,697
6M GBP(c)	1.200	11/21/23	GBP	334,110		(3,715,553)	(22,650,569)	18,935,016
2.882(c)	3M LIBOR(a)	02/28/25		$402,620		156,454	741,862	(585,408)
0.750(b)	6M EURO(c)	09/19/25	EUR	30		(403)	(107)	(296)
2.000(b)	3M STIBOR(a)	11/02/27	SEK	859,430	(e)	(1,161,160)	(19,414)	(1,141,746)
3M LIBOR(a)	2.750(c)	12/21/27		$87,710		(786,907)	(1,369,181)	582,274
2.250(b)	3M STIBOR(a)	12/21/27	SEK	822,710		(2,075,773)	(1,481,258)	(594,515)
3.500(c)	6M AUDOR	12/21/27	AUD	34,270		(378,292)	(1,118,827)	740,535
6M CHFOR(c)	1.000(b)	06/21/28	CHF	43,880	(e)	170,402	(683,689)	854,091
4.000(c)	3M NZDOR(a)	06/21/28	NZD	65,210	(e)	(776,796)	(174,942)	(601,854)
1.500(b)	6M EURO(c)	06/21/28	EUR	57,160	(e)	(7,423)	232,178	(239,601)
6M CDOR(c)	2.250	09/19/28	CAD	141,920	(e)	(3,196,555)	(4,488,877)	1,292,322
3M LIBOR(a)	2.500(c)	09/19/28		$1,400		(54,580)	(69,026)	14,446
6M AUDOR(c)	2.750	09/19/28	AUD	103,680	(e)	(634,007)	(1,812,697)	1,178,690
3.250(c)	3M NZDOR(a)	09/19/28	NZD	113,280	(e)	(1,322,808)	40,066	(1,362,874)
1.250(b)	3M STIBOR(a)	09/19/28	SEK	588,680	(e)	(461,289)	675,582	(1,136,871)
1.000(b)	6M EURO(c)	09/19/28	EUR	7,690	(e)	(74,576)	27,838	(102,414)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.500%(c)	6M GBP	09/19/28	GBP	41,870	(e)	$260,204	$431,306	$(171,102)
1.400(c)	6M GBP	11/21/28		201,700		4,194,866	(13,472,092)	17,666,958
3M LIBOR(a)	2.750%(c)	06/16/37		$45,670	(e)	(880,175)	(1,227,814)	347,639
1.750(c)	6M GBP	12/14/37	GBP	178,890	(e)	867,278	374,811	492,467
1.250(c)	6M JYOR	06/14/38	JPY	1,453,770		(243,888)	(109,486)	(134,402)
1.500(b)	6M EURO(c)	09/19/38	EUR	119,520	(e)	(2,332,976)	(797,842)	(1,535,134)
3M LIBOR(a)	2.500(c)	06/17/47		$30,660		(598,373)	(806,749)	208,376
3M LIBOR(a)	3.000(c)	06/15/48		365,120		2,725,292	(35,976)	2,761,268
1.500(c)	6M JYOR	06/16/48	JPY	1,523,210	(e)	(322,456)	(312,177)	(10,279)
2.540(c)	6M CDOR	07/18/48		33,160	(e)	455,568	(1,141,854)	1,597,422
2.500(c)	3M LIBOR(a)	09/19/48		$3,900		356,248	428,201	(71,953)
1.500(b)	6M EURO(c)	09/19/48	EUR	36,800	(e)	(381,756)	610,838	(992,594)
1.000(c)	6M JYOR	09/19/48	JPY	9,038,050	(e)	(3,498,313)	(2,790,842)	(707,471)

TOTAL						$(41,961,804)	$(94,505,628)	$52,543,824

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Payments made semi-annually.
(d)	Payments made monthly.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2018(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.414%	Barclays Bank PLC	06/20/21	$10,330	$(176,927)	$27,828	$(204,755)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	Barclays Bank PLC	03/20/19	98,670	(637,246)	(47,516)	(589,730)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	BoA Securities LLC	03/20/19	13,180	(85,121)	(3,579)	(81,542)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	Citibank NA	06/20/21	2,060	(35,282)	11,918	(47,200)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	Citibank NA	03/20/19	518,290	(3,347,301)	(369,341)	(2,977,960)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	Citibank NA	06/20/19	1,072,530	(9,190,676)	(1,116,827)	(8,073,849)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	Deutsche Bank AG	06/20/21	11,160	(191,143)	25,164	(216,307)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	JPMorgan Securities, Inc.	06/20/21	3,640	(62,344)	11,248	(73,592)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	JPMorgan Securities, Inc.	03/20/19	66,660	(430,515)	(45,070)	(385,445)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	JPMorgan Securities, Inc.	06/20/19	24,020	(205,831)	(27,340)	(178,491)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	UBS AG (London)	06/20/21	5,910	(101,223)	17,717	(118,940)

TOTAL						$(14,463,609)	$(1,515,798)	$(12,947,811)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2018(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.EM Index 29	(1.000)%	1.910%	06/20/23		$354,997	$13,259,524	$6,612,576	$6,646,948
CDX.NA.HY Index 30	(5.000)	3.613	06/20/23		298,550	(21,422,214)	(18,494,666)	(2,927,548)
Protection Sold:
CDX.NA.IG Index 30(b)	1.000	0.676	06/20/23		51,650	921,886	908,466	13,420
Markit iTraxx Europe Index 29	1.000	0.735	06/20/23	EUR	55,900	1,032,750	901,643	131,107

TOTAL						$(6,208,054)	$(10,071,981)	$3,863,927

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund#	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	1M LIBOR	CS International (London)	01/12/38	$15,012	$(16,397)	$22,550	$(38,947)
Markit MBX Ginnie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	1M LIBOR	JPMorgan Securities, Inc.	01/12/41	15,429	(36,000)	43,052	(79,052)

TOTAL					$(52,397)	$65,602	$(117,999)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN AND PURCHASED OPTIONS CONTRACTS — At June 30, 2018, the Fund had the following written and purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BoA Securities LLC	2.350%	03/30/20	102,400,000	$102,400,000	$306,258	$427,604	$(121,346)
2Y IRS	Citibank NA	2.250	03/30/20	121,900,000	121,900,000	317,806	421,962	(104,156)
2Y IRS	Citibank NA	2.250	04/06/20	134,200,000	134,200,000	355,683	449,791	(94,108)
2Y IRS	Citibank NA	2.250	04/14/20	110,100,000	110,100,000	297,865	314,572	(16,707)
2Y IRS	Citibank NA	2.350	05/05/20	215,200,000	215,200,000	694,558	526,176	168,382
2Y IRS	MS & Co. Int. PLC	2.450	04/27/20	238,900,000	238,900,000	863,002	682,571	180,431
2Y IRS	MS & Co. Int. PLC	2.450	04/30/20	129,200,000	129,200,000	470,391	369,143	101,248
2Y IRS	MS & Co. Int. PLC	2.450	05/01/20	142,000,000	142,000,000	518,300	416,117	102,183

				1,193,900,000	$1,193,900,000	$3,823,863	$3,607,936	$215,927

Puts
1Y IRS	BoA Securities LLC	2.750	03/04/19	64,800,000	64,800,000	681,003	1,051,200	(370,197)
1Y IRS	Citibank NA	2.500	01/22/19	70,000,000	70,000,000	292,670	793,333	(500,663)
1Y IRS	Citibank NA	2.450	01/23/19	126,200,000	126,200,000	453,387	1,416,245	(962,858)
1Y IRS	Citibank NA	2.400	01/25/19	126,500,000	126,500,000	396,362	1,293,111	(896,749)
1Y IRS	Citibank NA	2.750	02/12/19	63,800,000	63,800,000	628,660	1,084,600	(455,940)
1Y IRS	Citibank NA	2.750	02/13/19	121,500,000	121,500,000	1,203,773	2,126,250	(922,477)
2Y IRS	Citibank NA	2.450	03/23/20	132,400,000	132,400,000	447,353	501,956	(54,603)
2Y IRS	Citibank NA	2.450	03/26/20	113,300,000	113,300,000	386,194	454,445	(68,251)
1Y IRS	JPMorgan Securities, Inc.	2.750	03/06/19	54,900,000	54,900,000	582,654	915,000	(332,346)

				873,400,000	$873,400,000	$5,072,056	$9,636,140	$(4,564,084)

Total Purchased option contracts				2,067,300,000	$2,067,300,000	$8,895,919	$13,244,076	$(4,348,157)

Written option contracts
Calls
2Y IRS	BoA Securities LLC	2.453%	03/30/20	(22,500,000)	$(22,500,000)	$(309,512)	$(427,500)	$117,988
2Y IRS	Citibank NA	2.338	03/30/20	(26,800,000)	(26,800,000)	(306,458)	(422,100)	115,642
2Y IRS	Citibank NA	2.338	04/06/20	(29,500,000)	(29,500,000)	(341,604)	(449,875)	108,271
2Y IRS	Citibank NA	2.318	04/14/20	(24,200,000)	(24,200,000)	(274,777)	(314,600)	39,823
2Y IRS	Citibank NA	2.377	05/05/20	(47,300,000)	(47,300,000)	(610,894)	(526,213)	(84,681)
2Y IRS	MS & Co. Int. PLC	2.505	04/27/20	(27,300,000)	(27,300,000)	(424,802)	(354,900)	(69,902)
2Y IRS	MS & Co. Int. PLC	2.483	04/30/20	(28,400,000)	(28,400,000)	(428,871)	(369,200)	(59,671)
2Y IRS	MS & Co. Int. PLC	2.493	05/01/20	(31,200,000)	(31,200,000)	(479,291)	(416,000)	(63,291)
2Y IRS	MS & Co. Int. PLC	2.495	04/27/20	(25,200,000)	(25,200,000)	(386,165)	(327,600)	(58,565)

				(262,400,000)	$(262,400,000)	$(3,562,374)	$(3,607,988)	$45,614

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts
1Y IRS	BoA Securities LLC	2.795%	03/04/19	(28,800,000)	$(28,800,000)	$(794,131)	$(1,051,200)	$257,069
1Y IRS	Citibank NA	2.545	01/22/19	(31,100,000)	(31,100,000)	(334,353)	(793,050)	458,697
1Y IRS	Citibank NA	2.503	01/23/19	(56,100,000)	(56,100,000)	(527,503)	(1,416,525)	889,022
1Y IRS	Citibank NA	2.449	01/25/19	(56,200,000)	(56,200,000)	(451,578)	(1,292,600)	841,022
1Y IRS	Citibank NA	2.790	02/12/19	(28,400,000)	(28,400,000)	(727,810)	(1,086,300)	358,490
1Y IRS	Citibank NA	2.799	02/13/19	(54,000,000)	(54,000,000)	(1,426,766)	(2,126,250)	699,484
2Y IRS	Citibank NA	2.528	03/23/20	(29,100,000)	(29,100,000)	(445,626)	(501,975)	56,349
2Y IRS	Citibank NA	2.530	03/26/20	(24,900,000)	(24,900,000)	(384,894)	(454,425)	69,531
1Y IRS	JPMorgan Securities, Inc.	2.793	03/06/19	(24,400,000)	(24,400,000)	(674,028)	(915,000)	240,972

				(333,000,000)	$(333,000,000)	$(5,766,689)	$(9,637,325)	$3,870,636

Total Written option contracts				(595,400,000)	$(595,400,000)	$(9,329,063)	$(13,245,313)	$3,916,250

TOTAL				1,471,900,000	$1,471,900,000	$(433,144)	$(1,237)	$(431,907)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
BoA Securities LLC	— Bank of America Securities LLC
CDX.EM Index 29	— CDX Emerging Markets Index 29
CDX.NA.HY Index 30	— CDX North America High Yield Index 30
CDX.NA.IG Index 30	— CDX North America Investment Grade Index 30
CS International (London)	— Credit Suisse International (London)
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage Dollar Rolls —Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

Structured Notes —The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

Treasury Inflation Protected Securities —TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA. The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that a Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2018:

BOND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$151,534,239	$—
Mortgage-Backed Obligations	—	167,426,686	1,035,592
U.S. Treasury Obligations and/or Other U.S. Government Agencies	126,807,287	14,690,320	—
Asset-Backed Securities	—	85,605,032	—
Foreign Debt Obligations	—	5,527,472	—
Structured Notes	—	2,825,125	—
Municipal Debt Obligations	—	6,895,958	—
Investment Company	1,507,330	—	—
Short-term Investments	—	58,688,190	—
Total	$128,314,617	$493,193,022	$1,035,592
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(12,296,250)	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$2,250,415	$—
Futures Contracts(b)	813,231	—	—
Interest Rate Swap Contracts(b)	—	4,436,768	—
Credit Default Swap Contracts(b)	—	28,526	—
Total Return Swap Contracts(b)	—	13,519	—
Options Purchased	—	347,463	—
Total	$813,231	$7,076,691	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(4,949,486)	$—
Futures Contracts(b)	(242,637)	—	—
Interest Rate Swap Contracts(b)	—	(2,384,477)	—
Credit Default Swap Contracts(b)	—	(302,401)	—
Options Written	—	(360,962)	—
Total	$(242,637)	$(7,997,326)	$—

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$342,342,184	$—
Mortgage-Backed Obligations	—	314,580,795	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	305,815,694	58,185,115	—
Asset-Backed Securities	—	124,216,402	—
Foreign Debt Obligations	—	14,387,605	—
Municipal Debt Obligations	—	14,290,744	—
Investment Company	84,487,863	—	—
Short-term Investments	—	78,043,062	—
Total	$390,303,557	$946,045,907	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(31,540,938)	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,266,646	$—
Futures Contracts	1,314,226	—	—
Interest Rate Swap Contracts	—	2,765,033	—
Total	$1,314,226	$4,031,679	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(2,398,213)	$—
Futures Contracts	(132,648)	—	—
Interest Rate Swap Contracts	—	(1,766,553)	—
Credit Default Swap Contracts	—	(49,693)	—
Total	$(132,648)	$(4,214,459)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$151,919,582	$66,233,977	$—
Corporate Obligations	—	181,516,031	—
Asset-Backed Securities	—	134,597,027	—
Mortgage-Backed Obligations	—	135,468,201	—
U.S. Government Agencies	—	6,425,169	—
Municipal Debt Obligation	—	2,918,939	—
Investment Company	28,090,008	—	—
Short-term Investments	—	999,840	—
Total	$180,009,590	$528,159,184	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(35,864,063)	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$5,737,750	$—
Futures Contracts(b)	741,440	—	—
Interest Rate Swap Contracts(b)	—	4,670,783	—
Credit Default Swap Contracts(b)	—	57,769	—
Options Purchased	—	307,298	—
Total	$741,440	$10,773,600	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(4,880,162)	$—
Futures Contracts(b)	(92,243)	—	—
Interest Rate Swap Contracts(b)	—	(2,027,345)	—
Credit Default Swap Contracts(b)	—	(309,377)	—
Options Written	—	(322,940)	—
Total	$(92,243)	$(7,539,824)	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$56,681,581	$13,473,731
Corporate Obligations	—	469,048,259	—
Mortgage-Backed Obligations	—	588,946,921	15,922,229
U.S. Treasury Obligations and/or Other U.S. Government Agencies	22,185,871	13,258,296	—
Asset-Backed Securities	—	1,591,202,415	—
Foreign Debt Obligations	155,299,306	301,998,093	—
Structured Notes	—	44,816,515	—
Municipal Debt Obligations	—	72,861,752	—
Common Stock and/or Other Equity Investments(a)
North America	46,005,588	—	—
Investment Company	68,177	—	—
Short-term Investments	—	470,270,454	—
Total	$223,558,942	$3,609,084,286	$29,395,960

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$43,671,916	$—
Futures Contracts(b)	8,771,344	—	—
Interest Rate Swap Contracts(b)	—	111,973,353	—
Credit Default Swap Contracts(b)	—	6,791,475	—
Options Purchased	—	8,895,919	—
Total	$8,771,344	$171,332,663	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(73,654,624)	$—
Futures Contracts(b)	(4,291,236)	—	—
Interest Rate Swap Contracts(b)	—	(58,844,814)	—
Credit Default Swap Contracts(b)	—	(15,875,358)	—
Total Return Swap Contracts(b)	—	(117,999)	—
Options Written	—	(9,329,063)	—
Total	$(4,291,236)	$(157,821,858)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The following is a reconciliation of Level 3 investments for the period ended June 30, 2018:

	Bank Loans	Collateralized Mortgage Obligations	Corporate Bonds	Other Asset Backed
Beginning Balance as of March 31, 2018	$—	$16,814,927	$—	$—
Realized gain (loss)	—	6,899	—	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	278,808	(831,051)	44,396	—
Sales	—	(68,546)	—	—
Amortization	7,106	—	(44,396)	—
Transfers in of Level 3	13,187,817	—	—	—
Ending Balance as of June 30, 2018	$13,473,731	$15,922,229	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

Transfers of the above instruments into or out of Level 3 can be attributable to changes in the availability of valid pricing sources or in the observability of significant inputs used to measure the fair value of those instruments.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls(including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.

Non-Diversification Risk — The Global Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 96.4%
Alabama – 2.1%
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)(a)
$2,500,000	5.750%	10/01/2020	$ 2,714,450
Black Belt Energy Gas District RB Series 2016 A (NR/A1)(b)(c)
5,000,000	4.000	06/01/2021	5,230,750
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
100,000	5.000	11/15/2021	100,303
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
150,000	5.000	10/01/2024	167,776
150,000	5.000	10/01/2025	166,713
725,000	5.000	10/01/2030	788,938
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
700,000	5.000	10/01/2044	766,500
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/2021	1,072,880
13,500,000	6.000	10/01/2042	15,552,270
6,900,000	6.500	10/01/2053	8,112,123
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A/A3)
3,820,000	4.000	06/01/2024	4,099,815
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(b)
(1 Mo. LIBOR + 0.85%, 12.00% Cap),
10,000,000	2.246	06/01/2024	9,994,600

			48,767,118

Alaska – 0.2%
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(d)
37,350,000	0.000	06/01/2046	4,171,621

Arizona – 2.0%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(e)
(3 Mo. LIBOR + 0.81%),
14,575,000	2.359	01/01/2037	13,776,727
Arizona State University System RB Refunding Series 2015 B (AA/Aa2)
3,000,000	5.000	07/01/2019	3,102,360
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)
7,000,000	5.000	07/01/2030	8,167,110
Entertainment Center Community Facilities District RB Series 2017 (AA+/NR)
9,288,000	4.000	07/01/2037	9,350,880
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
2,200,000	7.250	02/01/2040	2,265,846
Maricopa County IDA RB for Banner Health Series 2017 A (AA-/NR)
4,360,000	4.000	01/01/2041	4,509,853
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)(c)
4,000,000	2.800	06/01/2021	4,018,880

			45,191,656

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Arkansas – 0.8%
Arkansas State Development Finance Authority Hospital RB Refunding for Washington Regional Medical Center Series 2015 B (NR/A3)
$1,845,000	3.000%	02/01/2019	$ 1,858,081
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (AA+/NR)
305,000	5.500	07/01/2023	305,695
City of Little Rock Sewer RB Refunding Series 2015 (NR/Aa3)
1,000,000	4.000	04/01/2021	1,051,480
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa2)
5,395,000	3.000	02/01/2023	5,549,621
5,185,000	3.000	02/01/2024	5,313,225
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/2023	3,388,860

			17,466,962

California – 13.3%
Adelanto Public Utility Authority RB Refunding for Utility System Project Series 2009 A (NR/NR)(a)
7,725,000	6.750	07/01/2019	8,126,159
Alameda County Oakland Unified School District GO Refunding Bonds Series 2015 (AA-/NR)
1,500,000	5.000	08/01/2019	1,557,540
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(d)
1,000,000	0.000	08/01/2037	495,940
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
875,000	4.000	09/01/2024	936,573
745,000	4.000	09/01/2025	796,137
535,000	4.000	09/01/2026	573,456
590,000	4.000	09/01/2027	627,571
575,000	4.000	09/01/2028	607,367
465,000	4.000	09/01/2029	488,106
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
785,000	5.000	05/01/2040	888,369
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(d)
31,220,000	0.000	06/01/2055	2,550,362
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (AA-/Aa2)(a)
5,000,000	5.000	11/01/2019	5,234,500
California Educational Facilities Authority RB for Stanford University Series 2007 T-1 (AAA/Aaa)
5,750,000	5.000	03/15/2039	7,338,035
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (AAA/Aaa)
5,000,000	5.250	04/01/2040	6,615,500
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
500,000	5.000	02/01/2042	567,435
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
375,000	5.000	11/15/2028	446,291
350,000	5.000	11/15/2029	414,309
565,000	5.000	11/15/2030	666,774
1,000,000	5.000	11/15/2042	1,152,520
12,000,000	5.000	11/15/2056	13,652,520
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA-/Aa3)(a)
1,000,000	6.500	10/01/2018	1,012,690

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/Baa1)
$1,300,000	5.000%	02/01/2034	$ 1,461,837
1,150,000	5.000	02/01/2035	1,287,689
450,000	5.000	02/01/2042	497,174
1,450,000	5.000	02/01/2047	1,596,377
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB+/NR)
2,000,000	5.000	06/30/2028	2,328,100
1,600,000	5.000	12/31/2028	1,858,000
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/2035	435,256
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (A-/NR)
4,100,000	3.000	11/01/2025	4,126,773
California State Various Purpose GO Bonds Series 2009 (AA-/Aa3)
5,000,000	5.250	10/01/2025	5,230,200
California State Various Purpose GO Bonds Series 2010 (AA-/Aa3)
1,250,000	6.000	03/01/2033	1,340,412
1,500,000	5.500	03/01/2040	1,592,670
California State Various Purpose GO Bonds Series 2017 (AA-/Aa3)
1,500,000	5.000	08/01/2046	1,727,700
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
345,000	5.000	09/01/2030	381,656
375,000	5.000	09/01/2037	409,099
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (AA-/NR)(a)
1,435,000	5.750	08/15/2018	1,442,462
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
250,000	5.000	08/01/2028	296,150
300,000	5.000	08/01/2029	353,172
315,000	5.000	08/01/2030	369,678
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)(a)
2,000,000	6.000	08/15/2020	2,185,020
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
150,000	5.000	04/01/2030	172,668
70,000	5.000	04/01/2031	80,405
385,000	4.000	04/01/2032	399,672
455,000	4.000	04/01/2034	467,840
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB/NR)(f)
1,725,000	5.000	12/01/2031	1,868,917
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
975,000	5.000	05/15/2042	1,098,289
1,000,000	5.000	05/15/2047	1,123,180
800,000	5.000	05/15/2050	895,296
California Statewide Community Development Authority Water & Wastewater RB Balance Series 2004 (AGM) (AA/A2)
10,000	5.250	10/01/2019	10,027

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(d)
$22,000,000	0.000%	06/01/2046	$ 3,215,520
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(d)
3,500,000	0.000	06/01/2034	1,990,100
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(f)
625,000	4.000	09/01/2028	632,144
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
275,000	3.125	08/01/2035	265,606
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A+/A2)
1,225,000	5.000	07/01/2039	1,408,946
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (BBB-/Baa3)
1,300,000	3.950	01/15/2053	1,302,925
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Subseries B-3 (BBB-/Baa3)(b)(c)
675,000	5.500	01/15/2023	755,804
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A-/NR)
500,000	5.000	09/01/2032	545,370
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(d)
18,000,000	0.000	06/01/2047	3,124,080
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(d)
19,500,000	0.000	06/01/2047	3,034,005
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
10,000,000	5.000	06/01/2045	11,193,400
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
2,440,000	5.000	06/01/2047	2,505,221
10,080,000	5.250	06/01/2047	10,487,232
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B+/B3)
3,915,000	5.300	06/01/2037	4,093,759
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	748,098
650,000	5.000	09/01/2026	754,689
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	552,442
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	499,256
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	193,923
175,000	4.000	09/01/2026	188,500
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (AA/NR)
3,000,000	3.500	09/01/2035	2,984,550

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA+/Aa1)(a)
$5,000,000	5.250%	08/01/2020	$ 5,383,150
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (AA-/A1)
7,000,000	5.250	05/15/2048	8,192,730
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(d)
2,000,000	0.000	08/01/2037	977,140
4,500,000	0.000	08/01/2038	2,105,055
4,500,000	0.000	08/01/2039	2,010,195
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(d)
1,205,000	0.000	08/01/2026	954,191
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/2039	2,494,380
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,500,000	6.125	11/01/2029	4,345,495
2,000,000	6.500	11/01/2039	2,850,720
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa2)(g)
5,000,000	0.000	08/01/2035	4,742,900
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,335,000	5.000	11/01/2047	12,802,769
Palomar Pomerado Health COPS Series 2009 (NR/WR)(a)
2,500,000	6.750	11/01/2019	2,672,875
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(d)
2,150,000	0.000	08/01/2031	1,351,791
4,150,000	0.000	08/01/2032	2,497,470
3,500,000	0.000	08/01/2033	2,007,775
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(g)
6,450,000	0.000	08/01/2038	7,986,390
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A1)
4,000,000	5.000	05/01/2031	4,352,040
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
590,000	4.000	09/01/2023	635,253
320,000	4.000	09/01/2024	345,914
400,000	4.000	09/01/2025	431,208
490,000	4.000	09/01/2026	525,221
305,000	4.000	09/01/2027	324,422
500,000	4.000	09/01/2028	527,410
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,980,000	5.000	09/01/2027	5,220,335
1,000,000	5.375	09/01/2031	1,071,530
485,000	5.250	09/01/2034	515,841
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	858,968
1,000,000	5.000	09/01/2027	1,157,390
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Series 2017 (NR/NR)
1,075,000	5.000	09/01/2026	1,240,507
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(e)
(3 Mo. LIBOR + 0.53%),
13,150,000	2.071	12/01/2035	12,724,729

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(d)
$5,000,000	0.000%	07/01/2039	$ 2,277,900
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (AA-/Aa2)
3,500,000	4.000	07/01/2042	3,631,565
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2011 C (AMT) (A+/A1)
3,800,000	5.000	05/01/2021	4,126,002
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A+/A1)
2,000,000	5.500	05/01/2028	2,276,080
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2018 A (AMT) (A+/A1)
10,000,000	5.000	05/01/2023	11,304,900
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2018 D (AMT) (A+/A1)
20,000,000	5.000	05/01/2048	22,815,000
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (A-/NR)
1,000,000	5.000	08/01/2033	1,152,570
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (BBB/Baa2)(d)
1,605,000	0.000	01/15/2026	1,248,706
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (BBB/NR)
1,000,000	5.000	01/15/2029	1,116,590
State of California Various Purpose GO Bonds Series 2009 (AA-/Aa3)
2,285,000	6.500	04/01/2033	2,368,859
1,775,000	6.000	04/01/2038	1,832,244
State of California Various Purpose GO Bonds Series 2009 (AA+/Aaa)(a)
975,000	6.000	04/01/2019	1,008,745
2,715,000	6.500	04/01/2019	2,818,984
Stockton Unified School District GO Refunding Bonds Series 2016 (A+/A2)
2,735,000	5.000	08/01/2025	3,210,835
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
1,650,000	5.375	06/01/2038	1,652,772
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(e)
(3 Mo. LIBOR + 0.74%),
5,000,000	2.309	05/15/2043	4,420,850
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (NR/Baa2)
725,000	5.250	09/01/2019	725,522
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE) (AA-/Baa2)(d)
1,175,000	0.000	08/01/2025	967,789

			302,521,150

Colorado – 3.1%
Adams County School District No. 1 GO Bonds for Mapleton Public Schools Series 2017 (ST AID WITHHLDG) (NR/Aa2)
7,235,000	5.250	12/01/2040	8,431,163

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
$1,295,000	4.500%	12/01/2029	$ 1,308,610
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	540,367
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)(f)
4,000,000	5.000	12/01/2029	4,291,360
500,000	5.000	12/01/2047	509,895
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (AA+/Aa1)
2,455,000	6.000	12/15/2029	3,150,330
7,565,000	6.000	12/15/2030	9,685,772
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Project Series 2016 (NR/NR)
200,000	4.000	01/01/2019	201,840
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
625,000	4.000	12/01/2019	641,062
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (BBB/NR)
1,150,000	5.000	06/01/2047	1,260,745
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
500,000	3.500	12/01/2021	507,550
500,000	4.500	12/01/2027	517,830
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/2029	5,721,800
Denver City & County COPS Series 2008 A-1 (AA+/Aa1)(b)(c)
2,545,000	1.550	07/04/2018	2,545,000
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB/NR)
1,750,000	5.000	10/01/2032	1,881,635
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
4,995,000	5.000	12/01/2025	5,580,414
2,490,000	5.000	12/01/2026	2,783,098
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(e)
(3 Mo. LIBOR + 1.10%),
5,000,000	2.641	12/01/2033	4,673,450
E-470 Public Highway Authority RB Series 2010 A (A/A3)(d)
6,000,000	0.000	09/01/2040	2,549,220
E-470 Public Highway Authority Senior RB Series 2017 B (A/A3)(b)
(1 Mo. LIBOR + 1.05%),
2,000,000	2.458	09/01/2021	2,019,980
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)(h)
500,000	5.500	12/01/2048	499,830
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
500,000	4.375	12/01/2031	488,325
500,000	5.000	12/01/2046	504,890
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A3)
2,000,000	6.250	11/15/2028	2,488,440
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
565,000	4.500	12/01/2028	569,848
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (NR/Ba1)
275,000	3.000	12/01/2022	274,656
1,000,000	5.000	12/01/2037	1,072,880

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (NR/Ba1)
$115,000	3.000%	12/01/2022	$ 114,856
100,000	3.500	12/01/2027	99,205
115,000	5.000	12/01/2037	123,755
325,000	5.000	12/01/2047	346,590
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	997,490
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa2)
350,000	5.000	12/01/2032	391,181
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
1,000,000	5.000	12/01/2030	1,030,350
500,000	5.000	12/01/2047	506,540
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bond Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,252,875

			69,562,832

Connecticut – 2.2%
Connecticut State GO Bonds Series 2016 D (A/A1)
2,490,000	5.000	08/15/2020	2,635,491
Connecticut State GO Bonds Series 2018 C (A/A1)
680,000	5.000	06/15/2028	775,499
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
5,000,000	5.000	04/15/2028	5,696,550
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-1 (AAA/Aaa)(b)(c)
3,575,000	5.000	02/01/2028	4,304,979
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(b)(c)
18,260,000	5.000	02/01/2023	20,550,900
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (AA/Aa3)
5,540,000	5.000	11/01/2026	6,502,464
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(f)
3,760,000	7.000	02/01/2045	3,865,994
State of Connecticut GO Bonds Series 2018 (A/A1)
1,770,000	5.000	06/15/2027	2,004,437
755,000	5.000	06/15/2029	855,558
165,000	5.000	06/15/2032	185,346
West Haven GO Bonds Series 2017 A (BBB/Baa3)
325,000	5.000	11/01/2025	347,578
325,000	5.000	11/01/2026	348,046
325,000	5.000	11/01/2027	348,767
West Haven GO Bonds Series 2017 B (BBB/Baa3)
645,000	5.000	11/01/2024	688,512
240,000	5.000	11/01/2026	257,018

			49,367,139

Delaware – 0.3%
New Castle County Delaware GO Bonds Series 2015 (AAA/Aaa)
5,000,000	5.000	10/01/2026	5,855,950
University of Delaware RB Series 2015 (AA+/Aa1)
1,805,000	5.000	11/01/2033	2,061,003

			7,916,953

District of Columbia – 1.4%
District of Columbia GO Bonds Series 2007 A (NATL-RE) (AA/Aa1)
10,080,000	3.000	06/01/2030	9,901,080

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia GO Refunding Bonds Series 2017 A (AA/Aa1)
$10,000,000	5.000%	06/01/2035	$ 11,621,400
1,300,000	4.000	06/01/2037	1,363,583
District of Columbia RB Series 2011 G (AAA/Aa1)
2,240,000	5.000	12/01/2028	2,447,312
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/Baa1)
750,000	6.500	05/15/2033	849,195
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AAA/Aa1)(a)
5,000,000	6.000	10/01/2018	5,056,400

			31,238,970

Florida – 9.4%
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB/NR)
360,000	2.500	05/01/2024	351,378
370,000	3.000	05/01/2025	366,381
380,000	3.000	05/01/2026	371,412
395,000	3.125	05/01/2027	385,880
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
365,000	4.250	05/01/2027	349,152
410,000	4.750	05/01/2036	384,170
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A/NR)
225,000	5.000	05/01/2019	230,715
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
1,000,000	4.125	05/01/2023	1,000,100
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
210,000	5.000	05/01/2028	210,708
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
605,000	5.375	05/01/2028	599,718
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
175,000	2.250	05/01/2022	174,743
175,000	2.500	05/01/2023	174,996
180,000	2.500	05/01/2024	177,206
185,000	3.000	05/01/2025	184,428
195,000	3.000	05/01/2026	192,446
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
100,000	4.500	11/01/2025	103,756
185,000	5.000	11/01/2036	197,928
320,000	5.000	11/01/2048	339,408
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
495,000	4.250	05/01/2029	521,661
490,000	4.500	05/01/2035	509,237
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
135,000	2.500	05/01/2023	134,997
140,000	2.750	05/01/2024	139,698
90,000	3.000	05/01/2025	89,722

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
$315,000	3.500%	05/01/2023	$ 328,066
325,000	3.500	05/01/2024	337,678
340,000	3.500	05/01/2025	350,839
350,000	3.500	05/01/2026	357,942
365,000	3.500	05/01/2027	369,701
Bellagio Community Development District Special Assessment Bond Series 2016 (BBB-/NR)
160,000	2.500	11/01/2022	158,440
160,000	2.750	11/01/2023	158,195
170,000	3.000	11/01/2025	166,483
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
235,000	2.500	05/01/2023	232,777
245,000	2.500	05/01/2024	238,490
250,000	3.000	05/01/2025	246,043
255,000	3.000	05/01/2026	248,033
535,000	4.250	05/01/2037	550,777
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,250,000	5.500	10/01/2036	1,220,362
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,000,000	4.000	10/01/2034	1,034,300
City of West Palm Beach Utility System RB Series 2017 A (AA+/Aa2)
15,000,000	5.000	10/01/2042	17,235,900
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
770,000	5.375	05/01/2036	770,162
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB/NR)
880,000	2.375	05/01/2023	861,643
900,000	2.500	05/01/2024	876,555
925,000	2.750	05/01/2025	901,292
915,000	3.000	05/01/2026	895,556
980,000	3.200	05/01/2027	964,399
1,015,000	3.250	05/01/2028	991,543
1,500,000	3.750	05/01/2046	1,449,570
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(f)
400,000	3.750	11/01/2023	399,600
700,000	4.500	11/01/2028	696,528
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
129,000	3.000	05/01/2023	130,679
133,000	3.250	05/01/2024	134,762
138,000	3.500	05/01/2025	140,008
143,000	3.625	05/01/2026	145,191
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
190,000	2.875	05/01/2021	194,176
200,000	3.000	05/01/2022	204,580
205,000	3.250	05/01/2023	211,099
210,000	3.375	05/01/2024	215,535
220,000	3.500	05/01/2025	226,191
215,000	4.125	05/01/2035	222,693
County of Broward Airport System RB Series 2017 (AMT) (A+/A1)
1,550,000	5.000	10/01/2047	1,741,316

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A-/A2)
$5,550,000	2.600%	06/01/2023	$ 5,547,391
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
2,000,000	4.000	05/01/2024	2,086,020
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
300,000	3.750	11/01/2023	300,183
730,000	4.500	11/01/2028	730,482
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
700,000	3.750	05/01/2034	695,016
965,000	4.000	05/01/2037	974,988
East Central Regional Wastewater Treatment Facilities Operation Board RB Refunding for Wastewater Treatment Facilities Series 2017 (AA+/NR)
3,535,000	5.000	10/01/2044	4,071,118
Florida Development Finance Corp. Surface Transportation Facility RB for Brightline Passenger Rail Project Series 2017 (AMT) (BB-/NR)(b)(c)(f)
2,800,000	5.625	01/01/2028	2,881,816
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(f)
2,000,000	4.500	06/01/2033	2,051,440
250,000	4.750	06/01/2038	258,380
4,500,000	5.000	06/01/2048	4,722,165
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-1 (AMBAC) (A/A2)(b)(c)
3,925,000	2.770	10/01/2021	3,925,000
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-2 (AMBAC) (A/A2)(c)
15,475,000	2.702	10/01/2021	15,475,000
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)(a)
1,000,000	6.250	10/01/2019	1,057,550
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	198,154
500,000	5.000	11/01/2038	528,485
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
840,000	4.250	05/01/2026	854,482
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
920,000	5.000	11/15/2036	970,683
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
2,150,000	5.000	10/01/2021	2,343,091
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
280,000	3.375	05/01/2021	278,463
550,000	3.875	05/01/2026	543,004
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)(f)
265,000	4.000	05/01/2024	282,130
265,000	4.000	05/01/2025	280,402
140,000	4.000	05/01/2026	147,795
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
215,000	4.000	05/01/2024	224,071
225,000	4.000	05/01/2025	233,991
235,000	4.000	05/01/2026	243,791
240,000	4.000	05/01/2027	249,406
250,000	4.000	05/01/2028	259,220

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
$585,000	3.375%	05/01/2023	$ 605,159
605,000	3.500	05/01/2024	624,318
630,000	3.625	05/01/2025	647,848
650,000	3.750	05/01/2026	664,930
1,000,000	4.200	05/01/2031	1,049,590
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
1,225,000	4.250	05/01/2031	1,294,261
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
260,000	4.250	11/01/2022	262,540
420,000	4.875	11/01/2027	432,764
960,000	5.375	11/01/2037	1,001,049
870,000	5.500	11/01/2047	906,001
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
85,000	4.875	11/01/2027	87,583
365,000	5.500	11/01/2047	380,104
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	782,708
700,000	4.500	11/01/2038	691,691
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(f)
1,175,000	4.500	05/01/2038	1,165,800
1,855,000	4.625	05/01/2048	1,838,564
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(f)
510,000	3.650	05/01/2022	512,065
520,000	4.300	05/01/2027	522,148
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,630,000	4.250	05/01/2025	1,650,929
1,675,000	4.875	05/01/2035	1,705,552
970,000	4.875	05/01/2045	976,373
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
425,000	4.000	05/01/2022	427,575
940,000	4.625	05/01/2027	970,024
1,000,000	5.250	05/01/2037	1,061,560
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
325,000	4.000	05/01/2021	329,053
230,000	4.250	05/01/2026	233,843
5,100,000	5.000	05/01/2036	5,314,200
5,060,000	5.125	05/01/2046	5,252,887
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
250,000	3.625	11/01/2023	249,152
560,000	4.125	11/01/2028	554,865
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)
330,000	3.500	05/01/2025	340,729
340,000	3.500	05/01/2026	347,949
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
880,000	5.375	05/01/2030	880,783
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A-/NR)
750,000	4.450	05/01/2030	794,948

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
$250,000	3.500%	05/01/2023	$ 249,440
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/Aa3)(a)
2,700,000	6.000	02/01/2021	2,981,475
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A+/Aa3)(f)
9,500,000	5.000	03/01/2030	10,485,625
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
250,000	4.000	11/01/2023	255,262
250,000	4.750	11/01/2027	260,258
850,000	5.125	11/01/2039	890,715
2,350,000	5.250	11/01/2049	2,488,744
Miami-Dade County IDA Solid Waste Disposal RB for Waste Management Inc. Project Series 2008 (A-/NR)(b)(c)
4,000,000	1.450	08/01/2018	3,999,080
Miromar Lakes Community Development District Capital Improvement RB Refunding Series 2015 (NR/NR)
385,000	3.500	05/01/2020	386,844
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/2040	1,337,825
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,547,767
3,500,000	6.000	11/01/2047	3,712,555
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (BBB/NR)(f)
215,000	3.500	11/01/2025	220,451
225,000	3.500	11/01/2026	228,575
230,000	3.500	11/01/2027	232,185
240,000	3.500	11/01/2028	240,406
585,000	4.000	11/01/2033	599,420
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
520,000	2.500	05/01/2022	519,615
530,000	2.750	05/01/2023	530,944
350,000	3.750	05/01/2031	351,638
1,045,000	4.000	05/01/2036	1,052,649
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
410,000	3.500	05/01/2021	410,804
300,000	4.000	05/01/2027	300,345
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/2033	1,349,538
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
715,000	4.250	11/01/2025	719,748
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB+/NR)
890,000	4.000	05/01/2035	893,524
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
425,000	3.000	05/01/2023	426,891
435,000	3.250	05/01/2024	439,603
450,000	3.450	05/01/2025	455,184
465,000	3.625	05/01/2026	469,887
1,000,000	4.125	05/01/2036	1,006,210

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
$475,000	4.000%	05/01/2024	$ 475,670
590,000	4.625	05/01/2029	580,837
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
350,000	2.500	11/01/2023	345,342
355,000	2.750	11/01/2024	350,516
370,000	3.000	11/01/2025	365,667
585,000	4.250	11/01/2037	601,509
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (NR/Aa3)(a)
2,000,000	6.500	11/15/2019	2,129,660
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500	05/01/2023	260,468
270,000	2.500	05/01/2024	262,146
280,000	3.000	05/01/2025	279,821
290,000	3.000	05/01/2026	287,790
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
190,000	2.500	05/01/2023	189,996
190,000	2.500	05/01/2024	187,051
200,000	3.000	05/01/2025	199,382
205,000	3.000	05/01/2026	202,315
1,135,000	3.500	05/01/2031	1,143,478
1,370,000	4.000	05/01/2036	1,407,045
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
120,000	3.625	05/01/2021	121,751
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (BBB+/NR)
205,000	3.000	05/01/2027	199,397
215,000	3.125	05/01/2028	210,090
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
350,000	3.500	05/01/2032	345,076
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(f)
585,000	5.200	05/01/2028	584,953
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	301,851
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
505,000	4.250	06/15/2028	505,677
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
265,000	3.625	11/01/2020	265,424
530,000	4.375	11/01/2025	530,869
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (BBB/NR)
1,000,000	4.250	05/01/2031	1,047,640
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB/NR)
355,000	2.125	05/01/2022	349,526
365,000	2.250	05/01/2023	357,769
370,000	2.500	05/01/2024	363,477
380,000	2.625	05/01/2025	371,484
395,000	3.000	05/01/2026	391,449
405,000	3.125	05/01/2027	402,979
420,000	3.250	05/01/2028	418,236

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(f)
$500,000	4.000%	05/01/2024	$ 502,865
1,000,000	4.625	05/01/2029	1,001,050
1,000,000	5.000	05/01/2038	1,004,690
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,565,000	3.750	05/01/2026	1,534,733
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
345,000	3.250	05/01/2024	349,571
360,000	3.500	05/01/2025	365,238
370,000	3.625	05/01/2026	375,669
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
680,000	4.750	11/01/2025	692,519
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A+/NR)
500,000	4.250	05/01/2030	525,350
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(f)
1,000,000	3.250	05/01/2023	1,006,460
1,000,000	3.800	05/01/2028	1,012,250
2,000,000	4.000	05/01/2033	2,025,900
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
355,000	4.000	05/01/2026	371,756
350,000	4.000	05/01/2027	364,528
360,000	4.000	05/01/2028	372,172
375,000	4.000	05/01/2029	385,673
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (AA/NR)
1,965,000	3.500	05/01/2032	1,939,455
2,345,000	4.000	05/01/2037	2,367,512
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
220,000	2.750	11/01/2024	215,974
225,000	3.000	11/01/2025	220,921
230,000	3.200	11/01/2026	226,189
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
780,000	5.500	05/01/2034	832,720
925,000	5.750	05/01/2044	993,432
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/2031	2,201,557
Waterset Central Community Development District Special Assessment Bond Series 2018 (NR/NR)(f)
500,000	5.125	11/01/2038	504,355
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,420,000	5.500	11/01/2045	2,561,352
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	138,480
250,000	5.000	05/01/2047	256,630
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,465,000	4.500	05/01/2036	1,508,042

			212,706,797

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Georgia – 1.1%
Atlanta Airport RB Refunding Series 2012 C (AMT) (AA-/Aa3)
$1,250,000	5.000%	01/01/2027	$ 1,358,312
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2008 (A-/A3)(b)(c)
3,500,000	1.650	06/18/2021	3,409,805
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corporation Vogtle Series 2017 F (A-/Baa1)(b)(c)
9,475,000	3.000	02/01/2023	9,438,711
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
700,000	5.000	03/01/2027	767,417
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/Aa2)(a)
4,075,000	5.250	07/01/2019	4,224,023
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(e)
(3 Mo. LIBOR + 0.65%),
5,200,000	2.199	10/01/2033	4,805,684
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(f)
875,000	4.000	01/01/2038	884,660

			24,888,612

Guam – 1.2%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (A/NR)
3,000,000	5.000	11/15/2022	3,319,200
Guam Government Business Privilege Tax RB Series 2012 B-1 (A/NR)
2,980,000	5.000	01/01/2029	3,147,923
Guam Government Limited Obligation RB Section 30 Series 2009 A (BBB+/NR)(a)
850,000	5.625	12/01/2019	896,673
750,000	5.750	12/01/2019	792,488
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
2,755,000	5.000	12/01/2025	3,098,108
2,255,000	5.000	12/01/2026	2,546,549
2,000,000	5.000	12/01/2027	2,241,320
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,500,000	5.000	10/01/2024	1,636,185
Guam Power Authority RB Series 2014 A (AGM) (AA/A2)
325,000	5.000	10/01/2039	354,276
250,000	5.000	10/01/2044	272,137
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
1,030,000	5.000	01/01/2046	1,120,104
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
350,000	5.000	07/01/2025	394,881
525,000	5.000	07/01/2026	595,833
350,000	5.000	07/01/2027	399,203
370,000	5.000	07/01/2028	420,150
725,000	5.000	07/01/2029	819,634
700,000	5.000	07/01/2030	789,047
700,000	5.000	07/01/2031	786,730
700,000	5.000	07/01/2032	784,413

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Guam – (continued)
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)(h)
$400,000	5.000%	07/01/2029	$ 449,780
600,000	5.000	07/01/2031	665,076
250,000	5.000	07/01/2033	274,052
225,000	5.000	07/01/2034	245,869
425,000	5.000	07/01/2036	462,213

			26,511,844

Hawaii – 0.4%
City & County Honolulu RB for Wastewater System Series 2018 A (AA/Aa2)
3,000,000	4.000	07/01/2042	3,120,270
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (A-/Baa2)
5,025,000	4.000	03/01/2037	5,083,541

			8,203,811

Idaho – 0.1%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A-/A3)
1,000,000	6.750	11/01/2037	1,016,600
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BB+/Baa3)
2,000,000	2.750	10/01/2024	1,973,920

			2,990,520

Illinois – 10.6%
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
3,550,000	6.000	04/01/2046	4,153,571
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
760,000	5.000	04/01/2034	828,453
575,000	5.000	04/01/2035	624,559
525,000	5.000	04/01/2036	569,436
490,000	5.000	04/01/2037	530,337
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (B/Baa2)(d)
1,895,000	0.000	12/01/2026	1,313,008
2,880,000	0.000	12/01/2029	1,715,904
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(d)
510,000	0.000	01/01/2031	278,542
Chicago Illinois Board of Education GO Bonds Series 2015 C (B/NR)
2,500,000	6.000	12/01/2035	2,699,500
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (B/Baa2)(d)
3,395,000	0.000	12/01/2023	2,727,068
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (B/B3)
4,235,000	5.000	12/01/2042	4,234,831
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (B/B3)
2,300,000	6.038	12/01/2029	2,249,193
2,500,000	6.138	12/01/2039	2,402,550
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (B/NR)
5,160,000	7.000	12/01/2044	6,007,427
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (B/NR)
7,125,000	6.500	12/01/2046	8,156,273

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
$1,825,000	5.000%	12/01/2025	$ 2,026,188
2,190,000	5.000	12/01/2026	2,446,099
2,375,000	5.000	12/01/2027	2,668,621
7,445,000	5.000	12/01/2028	8,419,104
1,000,000	5.000	12/01/2031	1,117,870
1,000,000	5.000	12/01/2032	1,116,030
1,250,000	5.000	12/01/2033	1,389,312
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(d)
750,000	0.000	01/01/2032	387,698
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
300,000	5.500	01/01/2037	319,161
2,720,000	5.500	01/01/2040	2,885,838
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/2033	1,577,310
630,000	5.000	01/01/2034	652,938
490,000	5.000	01/01/2036	506,141
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
3,375,000	6.000	01/01/2038	3,800,115
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
650,000	5.000	01/01/2040	659,575
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
150,000	5.000	01/01/2034	152,691
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
1,120,000	7.517	01/01/2040	1,260,078
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/2039	1,401,246
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
1,883,000	7.375	01/01/2033	2,093,651
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (BBB+/Baa2)
4,405,000	5.000	01/01/2030	4,415,968
Chicago Illinois GO Refunding Bonds for Taxable Project Series 2014 B (BBB+/Ba1)
5,650,000	6.314	01/01/2044	5,763,961
Chicago Illinois GO Refunding Bonds Series 2009 C (BBB+/Ba1)
805,000	5.000	01/01/2040	807,528
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
2,650,000	5.432	01/01/2042	2,464,050
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,545,000	5.000	01/01/2024	2,715,948
4,435,000	5.000	01/01/2025	4,743,986
1,200,000	5.000	01/01/2038	1,239,348
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A/A3)
2,500,000	5.500	01/01/2029	2,784,325
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2012 A (AMT) (A/A2)
4,550,000	5.000	01/01/2020	4,752,066
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
1,270,000	5.000	01/01/2023	1,409,319
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
9,105,000	5.000	01/01/2037	10,125,306
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
3,000,000	5.250	01/01/2035	3,473,610

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (BBB-/NR)(a)
$1,000,000	5.000%	01/01/2025	$ 1,156,790
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A/NR)
1,135,000	5.000	06/01/2020	1,197,641
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
475,000	5.250	01/01/2042	536,370
1,330,000	4.000	01/01/2052	1,341,451
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
600,000	5.000	11/01/2029	670,476
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,500,000	5.000	11/01/2026	1,707,705
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
840,000	4.000	12/01/2023	898,111
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,425,000	4.000	05/15/2027	1,472,823
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (AA-/Aa2)
2,100,000	5.000	10/01/2041	2,398,515
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/2027	4,532,112
Illinois State GO Bonds for Build America Bonds Series 2010-5 (BBB-/Baa3)
1,780,000	7.350	07/01/2035	1,987,566
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
4,165,000	5.100	06/01/2033	3,941,589
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
1,505,000	5.000	03/01/2021	1,567,262
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,000,000	5.500	07/01/2024	5,381,000
5,500,000	5.250	07/01/2028	5,777,970
5,120,000	5.500	07/01/2038	5,377,075
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
375,000	4.500	12/01/2041	369,116
Illinois State GO Bonds Series 2017 B (BBB-/Baa3)
10,000,000	5.000	11/01/2019	10,313,500
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
12,830,000	5.000	11/01/2029	13,574,012
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
2,000,000	5.000	11/01/2025	2,128,460
2,995,000	5.000	11/01/2027	3,192,460
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
16,375,000	5.000	05/01/2031	17,298,386
1,760,000	5.000	05/01/2042	1,836,278
1,760,000	5.000	05/01/2043	1,834,853
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
3,950,000	4.000	02/01/2030	4,098,125
1,185,000	4.000	02/01/2031	1,226,771
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BB+/Baa2)(d)
2,685,000	0.000	12/15/2031	1,483,489
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BB+/NR)
1,555,000	5.700	06/15/2024	1,729,627

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (NR/NR)(a)
$460,000	5.700%		06/15/2022	$ 527,822
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BB+/NR)
4,340,000	5.000		12/15/2028	4,560,168
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BB+/NR)
2,000,000	5.000		12/15/2028	2,195,680
300,000	5.000		12/15/2032	325,128
600,000	5.000		12/15/2033	647,796
500,000	5.000		12/15/2034	536,980
1,260,000	0.000	(g)	12/15/2037	696,440
3,500,000	0.000	(g)	12/15/2042	1,895,705
3,850,000	0.000	(g)	12/15/2047	2,059,057
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(a)
1,125,000	6.000		06/01/2021	1,255,680
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(d)
6,000,000	0.000		12/01/2025	4,549,260
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
4,000,000	3.500		03/01/2030	4,016,400
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
635,000	6.630		02/01/2035	672,852
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
570,000	5.000		02/01/2024	604,952
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB+/NR)(h)
210,000	4.125		10/01/2041	207,976
420,000	4.125		10/01/2046	412,070

				242,259,232

Indiana – 0.2%
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 C (NATL-RE) (BBB+/Baa1)
650,000	5.850		04/01/2019	668,317
Whiting City Environmental Facilities RB for BP Products North America Inc. Project Series 2015 (AMT) (A-/A1)(b)(c)
3,000,000	5.000		11/01/2022	3,331,770

				4,000,087

Iowa – 0.2%
Board of Regents Academic Building RB Refunding for Iowa State University of Science & Technology Series 2017 A (AA/Aa2)
1,480,000	3.000		07/01/2028	1,489,309
1,500,000	3.000		07/01/2029	1,488,885
Coralville Iowa COPS Series 2016 E (BBB/NR)
300,000	4.000		06/01/2019	306,483
460,000	4.000		06/01/2020	478,304
500,000	4.000		06/01/2021	525,670

				4,288,651

Kentucky – 1.8%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(e)
(3 Mo. LIBOR + 0.53%, 15.00% Cap),
6,440,000	2.110		11/01/2027	6,288,982

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
$1,200,000	4.000%	06/01/2037	$ 1,214,340
400,000	4.000	06/01/2045	400,584
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A3)(b)(c)
8,500,000	4.000	04/01/2024	9,060,745
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A-/NR)
3,175,000	4.000	10/01/2034	3,223,927
4,600,000	4.000	10/01/2036	4,635,190
Louisville & Jefferson County Metropolitan Government PCRB for Louisville Gas & Electric Company Project Series 2001 B (AMT) (NR/A1)(b)(c)
3,080,000	2.550	05/03/2021	3,079,938
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (AA/Aa3)
10,000,000	4.000	05/15/2038	10,533,400
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/2026	3,546,880

			41,983,986

Louisiana – 1.7%
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA/A2)(a)
1,230,000	5.250	08/01/2019	1,278,031
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB/Baa3)
9,515,000	3.500	11/01/2032	9,374,178
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (A+/A1)
6,250,000	4.375	02/01/2039	6,547,375
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Southeastern Louisiana Student Series 2004 B (NATL-RE) (NR/A3)(c)
2,925,000	2.643	08/01/2034	2,740,549
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
900,000	2.750	10/01/2023	918,090
670,000	5.000	10/01/2023	759,224
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
2,125,000	3.375	09/01/2028	2,139,748
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
1,625,000	3.500	06/01/2030	1,637,058
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A-/A3)
3,695,000	4.000	05/15/2042	3,714,066
3,000,000	5.000	05/15/2046	3,311,490
New Orleans Aviation Board GARBs Series 2015 B (AMT) (A-/A3)
3,750,000	5.000	01/01/2034	4,113,038
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A3)
1,000,000	5.000	01/01/2048	1,103,990

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Louisiana – (continued)
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA/A3)(a)
$1,350,000	6.000%	01/01/2019	$ 1,380,294
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (AMT) (A-/A3)
500,000	5.000	04/01/2030	540,215

			39,557,346

Maine – 0.1%
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,565,000	5.000	07/01/2026	1,808,123

Maryland – 0.8%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BBB-/NR)
2,300,000	5.000	09/01/2046	2,526,665
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	439,335
650,000	4.500	09/01/2033	675,708
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/2027	1,922,081
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
120,000	5.600	07/01/2020	120,360
555,000	5.700	07/01/2029	556,704
Maryland State GO Bonds for State & Local Facilities Loan Series 2013 B (AAA/Aaa)
10,000,000	5.000	03/15/2025	11,694,400

			17,935,253

Massachusetts – 2.5%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2018 Series 2018 A (AA/Aa1)
10,000,000	5.000	01/01/2048	11,499,100
Massachusetts Bay Transportation Authority Sales Tax RB Refunding for Capital Appreciation Senior Series 2016 A (AA/Aa2)(d)
2,000,000	0.000	07/01/2021	1,883,180
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)(a)
5,000,000	5.250	02/01/2021	5,433,850
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (AAA/Aaa)
5,000,000	5.000	07/15/2036	6,320,700
16,500,000	5.000	07/15/2040	21,323,115
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (AA+/Aa1)(e)
(3 Mo. LIBOR + 0.57%),
5,000,000	2.150	05/01/2037	4,815,950
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (BBB/Baa2)(a)
2,575,000	5.750	07/01/2018	2,575,000
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (NR/NR)(a)
315,000	5.750	07/01/2018	315,000
Massachusetts State Health & Educational Facilities Authority RB for Tufts University Issue Project Series 2012 G (AA-/Aa2)(b)(c)
1,700,000	1.480	07/04/2018	1,700,000

			55,865,895

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – 1.6%
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA-/NR)
$2,700,000	5.000%	05/01/2023	$ 3,041,739
City of Detroit Financial Recovery Series 2014 B-1 (NR/NR)(c)
12,203,183	4.000	04/01/2034	10,065,063
City of Detroit Financial Recovery Series 2014 B-2 (NR/NR)(c)
331,114	4.000	04/01/2034	273,100
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (A/NR)
1,000,000	3.875	10/01/2023	1,032,800
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (A-/A3)
1,000,000	5.000	07/01/2034	1,096,330
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE) (BBB+/Baa1)
650,000	5.000	07/01/2036	708,175
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-1 (A-/A3)
1,000,000	5.000	07/01/2044	1,084,560
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
325,000	5.000	07/01/2032	362,684
250,000	5.000	07/01/2033	278,260
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage disposal System Second Lien Series 2015 C (BBB+/Baa1)
1,945,000	5.000	07/01/2033	2,143,643
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A2)
400,000	5.000	07/01/2035	443,128
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A-/A3)
1,000,000	5.000	07/01/2029	1,119,320
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)(c)
1,115,000	1.450	09/01/2021	1,072,697
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(d)
9,500,000	0.000	06/01/2052	585,200
Roseville Community School District GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
1,000,000	5.000	05/01/2020	1,054,660
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (AA-/NR)
1,145,000	5.000	05/01/2025	1,312,777
1,215,000	5.000	05/01/2026	1,404,455
3,705,000	5.000	05/01/2027	4,243,410
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (AA-/NR)
1,860,000	5.000	05/01/2022	2,040,792

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A/A2)
$400,000	5.000%	12/01/2033	$ 453,232
1,065,000	5.000	12/01/2034	1,200,308
650,000	5.000	12/01/2035	730,912
800,000	5.000	12/01/2036	897,536
880,000	5.000	12/01/2037	985,785

			37,630,566

Minnesota – 0.2%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A+/A2)(a)
1,500,000	6.750	11/15/2018	1,529,325
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
500,000	5.000	05/01/2047	543,055
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (AA+/Aa1)
1,680,000	3.000	10/01/2029	1,693,490

			3,765,870

Mississippi – 0.3%
Jackson County PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (AA-/Aa2)(b)(c)
2,500,000	1.650	07/04/2018	2,500,000
Mississippi Business Finance Corp. Gulf Opportunity Zone RB for Chevron U.S.A, Inc. Project Series 2010 G (AA-/Aa2)(b)(c)
2,500,000	1.530	07/04/2018	2,500,000
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (AA/A1)(a)
1,095,000	5.375	10/01/2019	1,146,257
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
1,000,000	4.000	11/01/2035	1,047,190

			7,193,447

Missouri – 0.6%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
250,000	3.000	11/01/2018	250,905
400,000	3.000	11/01/2019	403,424
400,000	3.000	11/01/2020	403,764
350,000	3.000	11/01/2021	351,536
350,000	4.000	11/01/2022	362,943
Missouri Health & Educational Facilities Authority RB Series 1996 D (AA+/Aa1)(b)(c)
2,300,000	1.440	07/04/2018	2,300,000
Missouri Health & Educational Facilities Authority RB Series 2000 B (AA+/Aa1)(b)(c)
2,500,000	1.510	07/04/2018	2,500,000
Missouri Health & Educational Facilities Authority RB Series 2000 C (AA+/Aa1)(b)(c)
2,500,000	1.440	07/04/2018	2,500,000
Missouri Health & Educational Facilities Authority RB Series 2003 B (AA+/Aa1)(b)(c)
2,500,000	1.600	07/04/2018	2,500,000
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,405,000	4.375	11/15/2035	1,443,104

			13,015,676

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
575,000	5.000	07/01/2029	675,970

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Nevada – 0.4%
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
$50,000	3.000%	06/01/2019	$ 50,462
100,000	3.000	06/01/2020	101,488
135,000	3.000	06/01/2021	136,997
245,000	3.000	06/01/2022	247,888
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,340,242
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (AA/Aa2)
5,000,000	5.000	11/01/2026	5,790,150
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(b)(c)
1,800,000	3.000	06/01/2022	1,838,034

			9,505,261

New Hampshire – 0.6%
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (AA-/A1)(c)
11,150,000	3.064	05/01/2021	11,150,000
New Hampshire Health & Education Facilities Authority RB Refunding for Dartmouth College Issue Series 2017 (AA+/Aa1)
2,170,000	5.000	06/01/2028	2,639,328

			13,789,328

New Jersey – 5.6%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
300,000	5.000	03/01/2024	333,489
250,000	5.000	03/01/2026	282,707
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
500,000	5.000	07/01/2032	549,305
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA+/A3)(a)
1,000,000	6.000	12/15/2018	1,020,233
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 AA (BBB+/Baa1)
1,315,000	5.500	12/15/2029	1,351,794
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (BBB+/Baa1)(a)
360,000	5.000	09/01/2019	373,806
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,000,000	5.500	06/15/2033	4,509,040
New Jersey Economic Development Authority RB Refunding for Port Newark Container Terminal LLC Project Series 2017 (AMT) (NR/Ba1)
4,325,000	5.000	10/01/2047	4,663,172
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,300,000	5.000	06/01/2042	1,441,830
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Bonds Series 2009 AA (NR/Baa1)(a)
2,685,000	5.500	06/15/2019	2,783,835
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc.-2017 Project Series 2017 (A/NR)
785,000	3.000	06/01/2032	736,424
1,545,000	5.000	06/01/2032	1,792,555

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB+/Baa1)
$5,380,000	5.000%	06/15/2037	$ 5,804,213
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (AAA/Aaa)
2,675,000	5.000	07/01/2033	3,172,791
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
1,250,000	3.000	07/01/2040	1,109,500
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (NR/Baa3)(a)
2,500,000	6.625	07/01/2018	2,500,000
New Jersey State Turnpike Authority RB Refunding Series 2017 C-5 (A+/A2)(b)
(1 Mo. LIBOR + 0.46%, 8.00% Cap),
5,000,000	1.848	01/01/2021	5,020,400
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(d)
24,175,000	0.000	12/15/2035	11,215,508
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(d)
5,900,000	0.000	12/15/2038	2,309,201
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(d)
9,735,000	0.000	12/15/2026	6,908,735
3,085,000	0.000	12/15/2029	1,895,393
1,155,000	0.000	12/15/2031	645,760
1,475,000	0.000	12/15/2037	606,712
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-2 (A+/Baa1)
10,000,000	5.000	06/15/2029	10,022,100
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
755,000	5.000	06/15/2046	796,185
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(d)
4,675,000	0.000	12/15/2027	3,224,394
5,000,000	0.000	12/15/2031	2,866,300
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB+/Baa1)
1,325,000	5.250	12/15/2022	1,466,351
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
2,535,000	5.000	06/15/2020	2,660,787
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(d)
25,925,000	0.000	12/15/2036	11,222,414
12,000,000	0.000	12/15/2037	4,935,960
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(d)
15,000,000	0.000	12/15/2038	5,882,700
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
6,515,000	5.500	06/15/2041	6,804,527
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB+/Baa1)
1,000,000	5.000	06/15/2042	1,029,510

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
$6,650,000	5.000%	06/15/2031	$ 6,664,630
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (BBB-/Baa1)
1,670,000	4.000	01/01/2023	1,731,189
730,000	4.000	01/01/2024	751,798
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
2,000,000	5.000	06/01/2046	2,148,700
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB+/NR)
2,575,000	3.200	06/01/2027	2,600,879
Township of Rockaway GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa1)
1,535,000	2.000	07/15/2022	1,533,818

			127,368,645

New Mexico – 0.2%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 A (BBB+/Baa2)(b)(c)
1,200,000	5.200	06/01/2020	1,264,908
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
2,500,000	5.900	06/01/2040	2,662,925

			3,927,833

New York – 5.6%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
1,075,000	5.000	07/15/2042	1,178,103
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
200,000	5.875	04/01/2042	207,472
City of New Rochelle Corp. for Local Development RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/2025	362,479
335,000	5.000	07/01/2026	372,523
425,000	5.000	07/01/2027	471,478
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 (AAA/Aaa)(e)(f)
(1 Mo. LIBOR + 0.50%),
7,327,983	2.591	01/25/2033	7,468,839
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (A+/A1)(b)
(1 Mo. LIBOR + 0.70%, 9.00% Cap),
5,000,000	2.028	02/01/2020	5,032,150
Metropolitan Transportation Authority RB Refunding Series 2016 C-2B (A+/A1)(b)(c)
3,250,000	5.000	02/15/2020	3,415,458
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A+/A1)(b)
(1 Mo. LIBOR + 0.55%, 9.00% Cap),
7,635,000	1.878	11/01/2022	7,619,959
Metropolitan Transportation Authority RB Series 2011 B (A+/A1)(b)
(1 Mo. LIBOR + 0.55%, 9.00% Cap),
7,510,000	1.878	11/01/2022	7,495,205
New York City GO Bonds Fiscal 2006 Series H Subseries H1 (AA/Aa2)(b)(c)
2,500,000	1.530	07/04/2018	2,500,000
New York City GO Bonds Fiscal 2006 Series H Subseries H2 (AA/Aa2)(b)(c)
2,500,000	1.530	07/04/2018	2,500,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York City GO Bonds Fiscal 2014 Series I Subseries I-2 (AA/Aa2)(b)(c)
$2,525,000	1.530%	07/04/2018	$ 2,525,000
New York City GO Bonds Fiscal 2015 Series F Subseries F6 (AA/Aa2)(b)(c)
2,500,000	1.530	07/04/2018	2,500,000
New York City Housing Development Corp. Multi-Family Housing RB For Sustainable Neighborhood RMKT 06/29/16 Series 2016 C-2 (AA+/Aa2)(b)(c)
2,000,000	1.450	04/29/2020	1,979,680
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2011 Subseries DD-2 (AA+/Aa1)(b)(c)
2,155,000	1.530	07/04/2018	2,155,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Subseries C-4 (AAA/Aa1)(b)(c)
2,430,000	1.530	07/04/2018	2,430,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2015 Subseries E-3 (AAA/Aa1)(b)(c)
2,425,000	1.530	07/04/2018	2,425,000
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2016 Subseries E-4 (AAA/Aa1)(b)(c)
2,500,000	1.530	07/04/2018	2,500,000
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
4,840,000	3.500	02/15/2048	4,843,049
New York Liberty Development Corporation RB for 3 World Trade Center Project Series 2014 (NR/NR)(f)
515,000	5.150	11/15/2034	566,320
2,825,000	5.000	11/15/2044	2,995,291
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AAA/Aa1)
1,400,000	5.000	02/15/2027	1,655,640
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AAA/Aa1)
6,190,000	5.000	02/15/2027	7,320,294
New York State Energy Research & Development Authority PCRB for Mohawk Power Corp. RMKT 05/01/03 Series 1985 B (AMBAC) (A/Aa3)(c)
1,190,000	5.255	12/01/2025	1,190,000
New York State Energy Research & Development Authority PCRB for Mohawk Power Corp. RMKT 05/01/03 Series 1987 B (AMBAC) (A/Aa3)(c)
1,300,000	5.183	07/01/2027	1,300,000
New York State Energy Research & Development Authority PCRB for Mohawk Power Corp. RMKT 05/01/03 Series 1987 B-2 (AMBAC) (A/Aa3)(c)
1,630,000	5.234	07/01/2027	1,630,000
New York State Energy Research & Development Authority PCRB RMKT 05/01/03 Series 1986 A (AMT) (AMBAC) (NR/Aa3)(c)
2,890,000	5.180	12/01/2026	2,890,000
New York State Energy Research & Development Authority PCRB RMKT 05/01/03 Series 1987 A (AMBAC) (A/Aa3)(c)
1,370,000	5.244	03/01/2027	1,370,000
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A2)(c)
5,400,000	2.562	07/01/2034	5,293,026
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
1,000,000	5.000	05/01/2019	1,028,580
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AAA/Aa1)
5,000,000	5.000	03/15/2031	5,677,100

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
$1,700,000	5.000%	01/01/2033	$ 1,911,786
1,200,000	5.000	01/01/2034	1,344,336
4,560,000	4.000	01/01/2036	4,632,094
2,450,000	5.000	01/01/2036	2,734,200
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM) (AA/A2)
5,500,000	4.000	07/01/2046	5,549,665
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (NR/Baa3)
700,000	5.000	07/01/2041	756,728
3,250,000	5.250	01/01/2050	3,536,813
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (BB-/NR)
3,265,000	5.000	08/01/2021	3,507,296
2,250,000	5.000	08/01/2031	2,360,340
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (NR/Baa3)
700,000	5.000	07/01/2046	754,761
Suffolk County New York GO Bonds for Public Improvement Series 2016 A (AGM) (AA/NR)
4,080,000	2.000	06/15/2019	4,096,850
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB/Baa2)
1,000,000	5.000	11/01/2023	1,118,650
1,000,000	5.000	11/01/2024	1,130,440

			126,331,605

North Carolina – 0.2%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/2038	2,122,400
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ETM) (ASSURED GTY) (AA/WR)(a)
100,000	6.000	01/01/2019	102,218
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Pennybyrn at Maryfield Series 2015 (NR/NR)
885,000	5.000	10/01/2018	890,965
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/2025	632,127

			3,747,710

Ohio – 3.0%
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(d)
53,450,000	0.000	06/01/2047	4,367,399
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 2nd Subordinate Series 2007 C (NR/NR)(d)
132,000,000	0.000	06/01/2052	5,417,280
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
1,000,000	6.500	06/01/2047	1,025,610
2,400,000	5.875	06/01/2047	2,410,248

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
$22,650,000	5.125%	06/01/2024	$ 22,596,546
1,650,000	5.875	06/01/2030	1,658,233
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa1)
1,700,000	6.250	06/01/2037	1,775,004
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
275,000	5.000	11/01/2020	288,849
285,000	5.000	11/01/2021	302,633
400,000	5.000	11/01/2022	428,864
420,000	5.000	11/01/2023	453,327
City of Columbus Various Purpose Unlimited Tax Bonds Series 2017 A (AAA/Aaa)
11,470,000	4.000	04/01/2033	12,355,255
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
10,000,000	8.223	02/15/2040	12,347,400
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
2,865,000	5.500	02/15/2057	3,120,988
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(f)
700,000	4.500	01/15/2048	725,256

			69,272,892

Oklahoma – 0.5%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
3,670,000	4.000	08/15/2048	3,727,949
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
5,000,000	5.250	08/15/2048	5,617,450
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (AA-/Aa3)
1,400,000	4.000	01/01/2042	1,456,280
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(b)(c)
1,500,000	5.000	06/01/2025	1,614,120

			12,415,799

Oregon – 1.0%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A2)(a)
1,500,000	8.250	01/01/2019	1,549,230
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
1,385,000	3.500	03/01/2029	1,364,336
1,540,000	3.750	03/01/2032	1,528,542
Oregon State Department of Transportation Highway User Tax RB Refunding Series 2015 A (AAA/Aa1)
3,140,000	5.000	11/15/2025	3,653,516
Portland Oregon Community College District GO Bonds Series 2013 (AA+/Aa1)
2,000,000	5.000	06/15/2026	2,259,260
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
7,090,000	4.000	04/01/2029	7,719,663
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (NR/Aa1)
4,155,000	5.000	06/15/2029	4,917,484

			22,992,031

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – 4.2%
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba1)(f)
$2,420,000	5.000%	05/01/2027	$ 2,687,700
1,600,000	5.000	05/01/2032	1,745,280
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba1)(f)
750,000	5.000	05/01/2023	806,092
750,000	5.000	05/01/2028	838,868
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	08/01/2025	1,143,100
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
19,755,000	4.000	06/01/2039	20,110,985
Commonwealth of Pennsylvania COP Series 2018 A (A/A2)
1,250,000	4.000	07/01/2046	1,256,900
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
3,925,000	5.000	08/15/2025	4,489,454
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (BB+/NR)
855,000	3.000	07/01/2019	862,113
1,155,000	5.000	07/01/2020	1,214,760
900,000	5.000	07/01/2022	976,815
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 10/01/10 Series 2008 (A/A1)
2,500,000	4.000	10/01/2023	2,604,650
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (AMT) (BBB/NR)
750,000	5.000	06/30/2042	817,463
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2011 (AMT) (A-/NR)(b)(c)
5,000,000	2.250	07/01/2019	4,991,200
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB/WR)(e)
(3 Mo. LIBOR + 0.60%),
1,685,000	2.149	07/01/2027	1,627,997
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
4,000,000	5.000	09/15/2019	4,156,040
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM) (AA/Aa3)
4,000,000	5.000	09/15/2025	4,592,520
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (A+/Aa3)
6,675,000	5.000	08/15/2023	7,485,278
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)(a)
1,720,000	5.500	12/01/2023	2,019,538
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
10,000,000	5.250	12/01/2044	11,841,700
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A-/A3)
3,500,000	5.500	12/01/2042	4,022,620
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
5,000,000	5.250	06/01/2047	5,636,150
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,500,000	5.000	07/01/2028	5,013,315

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(b)
(1 Mo. LIBOR + 0.64%, 12.00% Cap),
$2,500,000	2.028%	12/01/2020	$ 2,504,175
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
300,000	5.000	11/15/2021	309,156
450,000	5.000	11/15/2028	456,138
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,218,250

			95,428,257

Puerto Rico – 2.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CC/Ca)
3,275,000	6.125	07/01/2024	2,751,000
2,000,000	6.000	07/01/2038	1,675,000
2,500,000	6.000	07/01/2044	2,093,750
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Ca)
1,060,000	5.750	07/01/2037	887,750
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(i)
5,175,000	8.000	07/01/2035	2,095,875
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2009 B (D/Ca)(i)
3,000,000	6.500	07/01/2037	1,275,000
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (D/Ca)(i)
3,955,000	5.000	07/01/2041	1,601,775
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
2,000,000	6.000	07/01/2027	2,045,300
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
215,000	5.250	07/01/2041	239,461
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
1,650,000	5.250	07/01/2038	1,737,697
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
2,050,000	5.250	07/01/2033	2,285,258
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1998 A (AMBAC) (NR/C)(d)
265,000	0.000	07/01/2018	265,000
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(e)
(3 Mo. LIBOR + 0.52%),
17,625,000	2.069	07/01/2029	15,421,875
Puerto Rico Electric Power Authority RB Series 2007 VV (NATL-RE) (D/Baa2)
2,065,000	5.250	07/01/2034	2,094,055
Puerto Rico Electric Power Authority RB Series 2013 A (D/Ca)(i)
3,000,000	6.750	07/01/2036	1,342,500
Puerto Rico Electric Power Authority RB Series 2016 E-1 (NR/NR)(i)
590,915	10.000	01/01/2021	264,434
Puerto Rico Electric Power Authority RB Series 2016 E-2 (NR/NR)(i)
590,915	10.000	07/01/2021	264,434
Puerto Rico Electric Power Authority RB Series 2016 E-3 (NR/NR)(i)
196,972	10.000	01/01/2022	88,145
Puerto Rico Electric Power Authority RB Series 2016 E-4 (NR/NR)(i)
196,972	10.000	07/01/2022	88,145

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (FGIC) (AA/A3)
$180,000	5.250%	07/01/2039	$ 200,151
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM) (AGC) (AA/A2)
120,000	5.250	07/01/2034	133,675
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
625,000	5.250	07/01/2030	665,687
915,000	5.250	07/01/2031	974,530
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
165,000	5.250	07/01/2034	183,804
165,000	5.250	07/01/2036	183,262
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
1,500,000	4.750	07/01/2038	1,428,915
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (NR/Ca)(c)
3,240,000	10.000	07/01/2035	3,430,512
Puerto Rico Public Buildings Authority RB Series 2003 H (AMBAC) (COMWLTH GTD) (NR/Ca)
110,000	5.500	07/01/2019	112,620
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (D/Ca)(i)
2,660,000	6.000	08/01/2042	1,190,350
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (D/Ca)(i)
195,000	5.375	08/01/2039	87,262
1,255,000	5.500	08/01/2042	561,613
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (D/Ca)(i)
13,000,000	6.750	08/01/2032	5,817,500
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (D/Ca)(d)(i)
7,000,000	0.000	08/01/2035	884,380
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2009 A (D/Ca)(d)(i)
6,500,000	0.000	08/01/2034	826,345
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2010 C (D/Ca)(d)(i)
1,400,000	0.000	08/01/2037	159,096
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (D/Ca)(i)
5,960,000	5.000	08/01/2024	2,667,100
3,950,000	6.500	08/01/2044	1,767,625
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Subseries A (D/Ca)(i)
1,755,000	5.750	08/01/2037	785,363
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2010 A (D/Ca)(i)
400,000	4.500	08/01/2021	179,000
225,000	5.625	08/01/2030	100,688
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2010 C (D/Ca)(i)
3,500,000	6.500	08/01/2035	1,566,250

			62,422,182

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM) (MUN GOVT GTD) (AA/Aa3)
500,000	5.000	05/15/2024	561,415

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
South Carolina – 0.4%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
$1,385,000	4.000%	05/01/2025	$ 1,521,007
1,570,000	4.000	05/01/2026	1,695,427
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (AA/Aa1)
4,520,000	5.000	03/01/2031	5,314,119
1,590,000	4.000	03/01/2032	1,701,666

			10,232,219

South Dakota – 0.2%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
630,000	5.000	01/01/2024	714,540
1,075,000	5.000	01/01/2025	1,235,186
730,000	5.000	01/01/2026	845,376
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (AA-/A1)(a)
300,000	5.250	07/01/2018	300,000
500,000	5.500	07/01/2018	500,000

			3,595,102

Tennessee – 0.2%
Bristol Industrial Development Board RB for The Pinnacle Project Series 2016 A (NR/NR)(f)
1,250,000	5.000	12/01/2035	1,217,350
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
1,800,000	4.000	07/01/2040	1,814,778
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(b)(c)
970,000	4.850	06/01/2025	981,077
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
400,000	5.000	07/01/2040	444,472
700,000	5.000	07/01/2046	774,725

			5,232,402

Texas – 7.0%
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (BBB+/Baa2)
250,000	5.000	01/01/2040	274,360
435,000	5.000	01/01/2046	475,585
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
250,000	4.200	09/01/2027	240,767
575,000	4.800	09/01/2037	553,346
650,000	5.250	09/01/2046	622,336
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (AA+/Aa1)
8,245,000	5.000	02/15/2024	9,439,536
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
425,000	4.125	09/01/2027	420,032
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases #13-16 Project Series 2017 (NR/NR)
200,000	3.250	09/01/2022	199,378
570,000	4.500	09/01/2027	581,075

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB/NR)
$425,000	4.000%	09/01/2024	$ 451,188
440,000	4.000	09/01/2025	464,086
460,000	4.000	09/01/2026	480,511
480,000	4.000	09/01/2027	500,952
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/2025	1,484,915
City of Round Rock Utility Revenue System RB Refunding Series 2017 (AAA/NR)
1,000,000	5.000	08/01/2024	1,151,090
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (AAA/NR)
4,370,000	4.000	08/15/2036	4,546,067
3,875,000	4.000	08/15/2037	4,021,940
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A+/NR)
2,500,000	5.250	11/01/2030	2,778,850
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(f)
395,000	5.000	09/01/2027	409,370
225,000	5.000	09/01/2032	228,123
330,000	5.125	09/01/2037	331,775
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(g)
2,500,000	0.000	10/01/2046	2,319,800
3,450,000	0.000	10/01/2047	3,204,877
Gulf Coast IDA RB for Exxon Mobil Project Series 2012 (AA+/Aaa)(b)(c)
1,500,000	1.450	07/04/2018	1,500,000
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(e)
(SIFMA Municipal Swap Index Yield + 0.95%, 18.00% Cap),
6,770,000	2.460	06/01/2023	6,898,088
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(e)
(3 Mo. LIBOR + 0.67%),
8,120,000	2.240	08/15/2035	7,565,891
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
95,000	3.000	09/01/2024	95,905
100,000	3.500	09/01/2025	102,743
100,000	3.500	09/01/2026	101,418
105,000	3.500	09/01/2027	105,242
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB/NR)
2,495,000	5.000	07/15/2028	2,786,940
Houston Airport System RB Refunding for United Airlines, Inc. Series 2015 B-2 (AMT) (BB/NR)
2,500,000	5.000	07/15/2020	2,632,300
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/2034	10,029,500
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A/A1)
350,000	5.000	07/01/2031	410,721
325,000	5.000	07/01/2032	379,854
Houston Airport System RB Tranche II Series 2000 P-2 (AMT) (AGM) (AA/A1)(c)
900,000	3.801	07/01/2030	900,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
$3,425,000	4.000%	02/15/2042	$ 3,582,481
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,550,000	5.000	12/01/2018	1,561,361
1,545,000	5.000	12/01/2019	1,582,173
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(f)
1,315,000	5.000	09/01/2038	1,319,077
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
455,000	3.000	09/01/2023	460,210
280,000	3.000	09/01/2024	281,563
505,000	3.000	09/01/2025	499,844
530,000	4.000	09/01/2026	558,662
560,000	4.000	09/01/2027	587,009
490,000	4.000	09/01/2028	511,491
Lamar Consolidated Independent School District Unlimited Tax Schoolhouse Bonds RMKT 08/15/16 Series 2014 A (PSF-GTD) (AAA/Aaa)(b)(c)
1,500,000	1.050	08/15/2018	1,499,025
Lower Neches Valley Authority Industrial Development Corp RB for Exxon Capital Ventures, Inc. Project Series 2012 (AA+/Aaa)(b)(c)
2,500,000	1.530	07/04/2018	2,500,000
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (A-/Baa1)
1,300,000	6.300	11/01/2029	1,380,262
Mission Economic Development Corp. RB for Waste Management, Inc. Series 2008 (A-/NR)
2,500,000	2.500	08/01/2020	2,507,125
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,370,000	5.000	09/15/2032	1,507,041
710,000	5.000	09/15/2033	778,650
750,000	5.000	09/15/2034	819,517
790,000	5.000	09/15/2035	861,132
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BBB-/Baa3)
765,000	5.000	04/01/2027	867,403
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (BBB-/NR)
1,000,000	5.000	04/01/2039	1,034,720
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Ba2)
645,000	4.000	04/01/2022	670,445
320,000	4.000	04/01/2023	333,610
275,000	4.000	04/01/2024	287,774
365,000	4.000	04/01/2025	382,348
375,000	4.000	04/01/2026	391,493
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
250,000	5.000	04/01/2030	274,230
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(a)(g)
1,000,000	0.000	09/01/2031	1,093,610
North Texas Tollway Authority RB First Tier Series 2009 A (A/A1)
205,000	6.250	01/01/2039	209,399

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority RB First Tier Series 2009 A (A/NR)
$470,000	6.250%	01/01/2024	$ 480,345
North Texas Tollway Authority RB First Tier Series 2009 A (NR/NR)(a)
2,925,000	6.250	01/01/2019	2,994,206
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A/A1)
1,750,000	5.000	01/01/2038	2,007,705
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A-/A2)
2,000,000	5.000	01/01/2032	2,285,080
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)(a)
1,000,000	5.500	09/01/2021	1,106,670
1,000,000	6.000	09/01/2021	1,121,910
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A/A1)
1,500,000	5.000	01/01/2022	1,649,025
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A/A1)
6,000,000	6.500	01/01/2043	7,234,800
Port of Houston Authority Harris County Unlimited Tax GO Refunding Bonds Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/2033	3,033,240
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/2034	2,739,091
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,375,000	4.000	05/15/2019	2,404,284
2,475,000	5.000	05/15/2020	2,574,198
2,100,000	5.000	05/15/2021	2,214,471
2,730,000	5.000	05/15/2022	2,911,381
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A3)
4,950,000	6.250	12/15/2026	5,761,850
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A3)(e)
(SIFMA Municipal Swap Index Yield + 0.55%),
3,495,000	2.060	09/15/2027	3,455,297
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
8,505,000	6.875	12/31/2039	9,043,622
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
1,380,000	5.000	08/15/2042	1,490,676
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(f)
425,000	4.500	09/01/2027	418,396
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
8,500,000	3.250	02/15/2041	7,867,855

			159,824,318

Utah – 0.5%
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
4,500,000	5.000	07/01/2033	5,136,300
2,650,000	5.000	07/01/2047	2,976,189
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (AAA/Aa2)
3,065,000	4.000	06/15/2034	3,228,395

			11,340,884

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Vermont – 0.1%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
$745,000	5.000%	05/01/2025	$ 810,426
585,000	5.000	05/01/2026	636,246

			1,446,672

Virgin Islands – 0.4%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
1,000,000	5.000	10/01/2020	980,000
1,410,000	5.000	10/01/2029	1,286,625
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
700,000	5.000	10/01/2032	635,250
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
1,450,000	5.000	10/01/2039	1,179,937
Virgin Islands Public Finance Authority RB Series 2014 A (AGM) (AA/A2)(f)
5,000,000	5.000	10/01/2034	5,269,550

			9,351,362

Virginia – 1.4%
Amelia County IDA Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)(c)
2,500,000	2.125	04/01/2020	2,508,725
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB/NR)
1,250,000	4.000	10/01/2042	1,264,837
Newport News Economic Development Authority Residential Care Facilities RB Refunding For Lifespire of Virginia Series 2016 (NR/NR)
450,000	2.000	12/01/2018	449,883
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC+/NR)(d)
122,865,000	0.000	06/01/2047	13,923,062
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/WR)(a)
2,750,000	5.000	07/01/2025	3,181,035
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (NR/Baa3)
2,580,000	5.000	12/31/2047	2,826,287
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB/NR)
950,000	5.000	07/01/2034	1,009,014
3,325,000	5.000	01/01/2040	3,514,625
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB/NR)
750,000	5.500	01/01/2042	810,690
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(b)(c)(f)
300,000	5.000	07/01/2038	305,166
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (A-/Baa1)(a)
1,000,000	7.750	01/01/2019	1,030,770

			30,824,094

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Washington – 3.1%
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (AA/Aa2)
$3,340,000	4.000%	01/01/2033	$ 3,591,302
6,715,000	4.000	01/01/2034	7,157,518
Seattle City RB Refunding for Municipal Light & Power Improvement Series 2017 C (AA/Aa2)
8,465,000	4.000	09/01/2037	8,957,324
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/2029	2,772,350
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(a)
250,000	6.000	08/15/2019	262,178
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(a)
250,000	6.000	08/15/2019	262,035
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (AA+/Aa1)(d)
6,855,000	0.000	06/01/2028	5,123,084
Washington State Various Purpose GO Bonds Series 2018 C (AA+/Aa1)
32,785,000	5.000	02/01/2043	37,941,425
Washington State Various Purpose GO Refunding Bonds Series R-2010B (AA+/Aa1)
2,475,000	5.000	01/01/2023	2,589,766
2,595,000	5.000	01/01/2024	2,714,941

			71,371,923

West Virginia – 0.5%
State of West Virginia GO Bonds Series 2018 B (AA-/Aa2)
8,490,000	5.000	06/01/2035	9,968,109
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A/WR)(a)
1,000,000	5.500	06/01/2019	1,034,840

			11,002,949

Wisconsin – 0.4%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
1,000,000	4.300	11/01/2030	1,037,650
Public Finance Authority RB for Denver International Airport Great Hall Project Series 2017 (AMT) (BBB-/NR)
1,000,000	5.000	09/30/2037	1,109,180
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
500,000	5.200	12/01/2037	529,345
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB/NR)
2,000,000	5.250	07/01/2028	2,156,480
Public Finance Authority Senior Living RB Refunding for Mary’s Woods at Marylhurst Project Series 2017 B-3 (BB/NR)(f)
1,900,000	3.000	11/15/2022	1,904,142
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (BBB-/NR)
275,000	4.000	09/15/2021	284,256
225,000	4.000	09/15/2022	233,539
250,000	4.000	09/15/2023	259,868
365,000	4.000	09/15/2024	376,220

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority RB Refunding for Fort Healthcare, Inc. Series 2014 (BBB+/NR)
$285,000	4.000%	05/01/2019	$ 289,084
410,000	5.000	05/01/2020	428,938

			8,608,702

TOTAL MUNICIPAL BONDS (Cost $2,163,826,116)			$2,192,079,672

Corporate Bonds – 0.3%
Commercial & Professional Services – 0.0%
Catholic Health Initiatives
$470,000	4.350%	11/01/2042	$ 444,752

Health Care Equipment & Services – 0.3%
Prime Healthcare Foundation, Inc. Series B
4,975,000	7.000	12/01/2027	5,412,805

TOTAL CORPORATE BONDS (Cost $5,311,371)			$ 5,857,557

TOTAL INVESTMENTS – 96.7% (Cost $2,169,137,487)			$2,197,937,229

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%			75,749,235

NET ASSETS – 100.0%			$2,273,686,464

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $89,712,294, which represents approximately 3.9% of net assets as of June 30, 2018. The liquidity determination is unaudited.

(g)	Zero coupon bond until next reset date.

(h)	When-issued security.

(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CAL MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCSDE	— South Carolina State Department of Education
SIFMA	— The Securities Industry and Financial Markets Association
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(49)	09/19/2018	$(7,818,563)	$(150,108)

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2018(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds, Series 2003, 5.000%, 11/01/2023	1.000%	0.261%	Bank of America NA	03/20/2023	USD	1,000	$32,713	$(23,422)	$56,135
California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	1.000	0.261	JPMorgan Chase Bank NA	03/20/2023		1,000	32,713	(23,423)	56,136

TOTAL							$65,426	$(46,845)	$112,271

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%	3 Month LIBOR	09/19/2028	USD	23,960	(b)	$934,088	$1,101,599	$(167,511)
2.250	3 Month LIBOR	12/21/2041		19,600		2,439,124	(1,215,761)	3,654,885
2.500	3 Month LIBOR	09/19/2048		212,560	(b)	19,416,401	23,431,965	(4,015,564)

TOTAL						$22,789,613	$23,317,803	$(528,190)

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 97.2%
Alabama – 2.4%
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
$850,000	5.000%	10/01/2024	$ 950,733
850,000	5.000	10/01/2025	944,707
4,125,000	5.000	10/01/2030	4,488,784
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
5,750,000	0.000	10/01/2038	5,048,615
6,000,000	0.000	10/01/2042	5,246,460
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
8,300,000	6.000	10/01/2042	9,561,766
19,850,000	7.000	10/01/2051	23,967,486
78,270,000	6.500	10/01/2053	92,019,691

			142,228,242

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
4,865,000	5.000	06/01/2046	4,864,952
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(b)
6,780,000	0.000	06/01/2046	757,258

			5,622,210

Arizona – 1.9%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A-/A3)
4,500,000	4.500	03/01/2030	4,809,600
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
(3 Mo. LIBOR + 0.81%),
59,530,000	2.359	01/01/2037	56,269,542
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/2042	1,341,687
1,325,000	6.250	12/01/2046	1,420,440
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
8,800,000	7.250	02/01/2040	9,063,384
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB+/Baa2)
5,000,000	6.250	01/01/2038	5,338,350
Maricopa County IDA RB for Banner Health Series 2017 A (AA-/NR)
16,075,000	4.000	01/01/2041	16,627,498
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A-/A3)
5,350,000	4.500	06/01/2030	5,742,101
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A-/A3)
3,390,000	4.000	09/01/2029	3,552,890
The Industrial Development Authority of the City of Phoenix RB for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
1,000,000	5.000	07/01/2042	1,101,640
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
850,000	5.000	07/01/2037	941,622
University Medical Center Corp. RB Series 2009 (NR/WR)(d)
500,000	6.250	07/01/2019	522,695
1,360,000	6.500	07/01/2019	1,425,062

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Arizona – (continued)
University Medical Center Corp. RB Series 2011 (NR/WR)(d)
$3,500,000	6.000%	07/01/2021	$ 3,907,120

			112,063,631

California – 13.7%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (A+/Aa3)(b)
1,600,000	0.000	08/01/2026	1,262,944
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2016 B (BBB+/Baa2)
5,825,000	5.000	10/01/2036	6,476,584
4,850,000	5.000	10/01/2037	5,392,521
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (AA-/Aa3)
3,000,000	5.000	08/01/2040	3,408,660
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(b)
4,995,000	0.000	08/01/2037	2,477,220
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(b)
1,210,000	0.000	08/01/2036	580,631
Atascadero Unified School District GO Bonds for 2014 Election Series 2014 B (NATL-RE) (NR/Aa3)
3,000,000	4.000	08/01/2042	3,120,480
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
465,000	5.000	05/01/2040	526,231
1,000,000	5.000	05/01/2043	1,129,230
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(b)
1,055,000	0.000	08/01/2025	868,339
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(b)
130,120,000	0.000	06/01/2055	10,629,503
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
1,500,000	5.000	02/01/2042	1,702,305
4,000,000	5.000	02/01/2047	4,523,440
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/Baa1)
1,800,000	5.000	02/01/2042	1,988,694
17,675,000	5.000	02/01/2047	19,459,291
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB+/NR)
3,790,000	5.000	12/31/2047	4,248,855
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 B (AMT) (BBB+/NR)
1,895,000	5.000	06/01/2048	2,117,795
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
2,000,000	5.000	09/01/2030	2,212,500
2,125,000	5.000	09/01/2037	2,318,226
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	2,080,969
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
500,000	5.000	08/01/2038	575,060
3,000,000	4.000	08/01/2045	3,059,370

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(e)
$2,000,000	3.000%	11/01/2022	$ 2,004,180
935,000	5.000	11/01/2032	1,026,228
1,875,000	5.000	11/01/2041	2,018,156
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CAL MTG INS) (AA-/NR)
2,850,000	5.000	08/15/2038	3,247,945
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
1,200,000	5.000	04/01/2047	1,339,308
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (BB/NR)
6,235,000	5.500	12/01/2054	6,766,409
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
3,750,000	5.000	05/15/2042	4,224,187
3,850,000	5.000	05/15/2047	4,324,243
3,075,000	5.000	05/15/2050	3,441,294
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(b)
35,000,000	0.000	06/01/2046	5,115,600
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (NR/Baa2)(b)
7,000,000	0.000	09/01/2033	3,874,290
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/2026	857,797
2,830,000	7.000	12/01/2036	3,288,149
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,274,770
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/2031	672,553
5,000,000	8.000	06/01/2044	5,020,250
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (A-/NR)
600,000	5.000	09/02/2030	649,554
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(e)
280,000	5.000	09/01/2032	299,289
700,000	5.000	09/01/2037	739,998
1,745,000	5.000	09/01/2047	1,837,939
Coachella Valley Unified School District GO Bonds Capital Appreciation Series 2012 D (AGM) (AA/WR)(b)
2,500,000	0.000	08/01/2043	912,400
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (A+/NR)
175,000	5.000	09/01/2020	175,490
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (A-/Baa2)(b)
1,305,000	0.000	08/01/2027	948,161

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
$640,000	5.000%	09/01/2027	$ 708,576
2,285,000	5.000	09/01/2037	2,542,085
6,680,000	5.000	09/01/2047	7,338,314
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A-/Baa2)(b)
5,400,000	0.000	08/01/2032	3,214,026
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (AA-/WR)(b)
4,180,000	0.000	04/01/2029	2,990,832
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa3)(b)
3,360,000	0.000	10/01/2032	2,046,845
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(b)
12,000,000	0.000	01/15/2035	6,204,240
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (BBB-/Baa3)
16,080,000	3.950	01/15/2053	16,116,180
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (BBB-/Baa3)
13,535,000	6.000	01/15/2053	15,673,124
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Subseries B-3 (BBB-/Baa3)(f)(g)
4,425,000	5.500	01/15/2023	4,954,717
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/2027	201,114
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(b)
77,260,000	0.000	06/01/2047	13,409,246
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(b)
307,000,000	0.000	06/01/2047	47,766,130
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/A1)
7,975,000	5.000	06/01/2040	8,942,527
28,010,000	5.000	06/01/2045	31,352,713
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
6,370,000	5.000	06/01/2047	6,540,270
4,775,000	5.250	06/01/2047	4,967,910
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B+/B3)
27,780,000	5.300	06/01/2037	29,048,435
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(b)
101,195,000	0.000	06/01/2036	31,491,884
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (CCC/NR)(b)
71,235,000	0.000	06/01/2047	10,451,599
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (CCC/NR)(b)
260,660,000	0.000	06/01/2057	16,004,524

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
$1,655,000	5.000%	09/01/2047	$ 1,849,429
1,925,000	5.000	03/01/2057	2,141,582
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/2043	3,164,287
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
215,000	6.625	08/01/2024	215,608
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(b)
49,925,000	0.000	08/01/2050	12,984,993
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/2026	1,854,872
1,500,000	7.000	09/01/2031	1,725,600
875,000	7.250	09/01/2038	1,013,259
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(b)
3,750,000	0.000	08/01/2035	2,018,512
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
8,250,000	6.500	11/01/2039	11,759,220
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/2039	2,850,720
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
10,000,000	6.125	11/01/2029	12,415,700
21,765,000	6.500	11/01/2039	31,022,960
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa2)(a)
7,000,000	0.000	08/01/2030	6,632,080
Natomas Unified School District GO Bonds Election of 2014 Series 2013 (BAM) (AA/A1)
14,535,000	4.000	08/01/2042	15,198,523
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(b)
860,000	0.000	08/01/2025	711,315
1,105,000	0.000	08/01/2026	877,801
5,550,000	0.000	08/01/2030	3,711,174
7,830,000	0.000	08/01/2032	4,790,942
7,000,000	0.000	08/01/2034	3,882,480
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
3,000,000	5.250	08/15/2045	3,320,130
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	287,463
200,000	5.000	08/15/2028	231,084
2,900,000	5.000	08/15/2047	3,225,989
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,500,000	5.000	11/01/2047	12,989,135
Palomar Pomerado Health COPS Series 2009 (NR/WR)(d)
16,000,000	6.750	11/01/2019	17,106,400
Palomar Pomerado Health COPS Series 2010 (BBB-/Ba1)(d)
6,500,000	6.000	11/01/2020	7,160,205
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(a)
10,750,000	0.000	08/01/2038	13,310,650
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA/Aa2)(b)
1,805,000	0.000	08/01/2025	1,503,385

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
$500,000	4.000%	09/01/2029	$ 524,480
500,000	4.000	09/01/2030	520,845
650,000	4.000	09/01/2031	674,277
900,000	3.000	09/01/2032	833,841
820,000	3.000	09/01/2033	751,136
750,000	3.000	09/01/2034	680,558
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/A1)(b)
6,170,000	0.000	08/01/2036	2,953,949
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	5,180,848
880,000	5.250	09/01/2034	935,959
6,815,000	5.500	09/01/2045	7,307,588
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/2045	24,126,300
Riverside County Public Financing Authority Tax Allocation RB Refunding Series 2017 A (BAM) (AA/NR)
4,245,000	4.000	10/01/2040	4,377,317
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(b)
2,220,000	0.000	10/01/2033	1,237,606
2,220,000	0.000	10/01/2035	1,121,344
1,840,000	0.000	10/01/2037	848,976
5,100,000	0.000	10/01/2038	2,251,446
8,425,000	0.000	10/01/2039	3,549,874
13,395,000	0.000	10/01/2040	5,407,160
7,275,000	0.000	10/01/2041	2,812,951
6,360,000	0.000	10/01/2042	2,355,044
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/2025	1,393,144
1,950,000	6.750	10/01/2030	2,235,519
Riverside County Redevelopment Successor Agency Tax Allocation Refunding for Mid-County Redevelopment Project Area Series 2017 C (BAM) (AA/NR)
3,355,000	4.000	10/01/2040	3,480,980
Riverside County Redevelopment Successor Agency Tax Allocation Refunding Series 2017 A (BAM) (AA/NR)
8,585,000	4.000	10/01/2039	8,955,700
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (BBB-/NR)
2,000,000	5.750	06/01/2048	2,210,860
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	876,645
1,865,000	5.000	09/01/2033	2,077,908
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(c)
(3 Mo. LIBOR + 0.53%),
6,375,000	2.071	12/01/2035	6,168,833
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(c)
(3 Mo. LIBOR + 0.55%),
3,920,000	2.091	06/01/2034	3,763,239

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (A+/A2)(b)
$1,420,000	0.000%	08/01/2025	$ 1,147,758
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (AA-/Aa2)
10,000,000	4.27000	07/01/2042	10,375,900
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(b)
10,000,000	0.000	07/01/2030	6,793,000
3,000,000	0.000	07/01/2031	1,945,710
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2018 D (AMT) (A+/A1)
17,250,000	5.000	05/01/2048	19,677,938
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)(d)
500,000	6.750	02/01/2021	565,170
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB+/NR)(d)
750,000	6.250	08/01/2019	789,015
555,000	6.375	08/01/2019	584,609
305,000	6.500	08/01/2019	321,678
1,000,000	6.625	08/01/2019	1,056,020
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)(d)
435,000	6.625	02/01/2021	490,332
2,500,000	7.000	02/01/2021	2,841,600
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (BBB/NR)
3,000,000	5.000	01/15/2029	3,349,770
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (A+/Aa2)(b)
1,580,000	0.000	08/01/2024	1,365,104
1,595,000	0.000	08/01/2025	1,332,208
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/2042	2,127,100
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/2044	2,175,360
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/2032	2,167,480
2,000,000	5.000	07/01/2042	2,159,620
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)(d)
3,000,000	7.000	02/01/2021	3,405,810
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)(b)
88,700,000	0.000	06/01/2056	6,776,680
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A/A3)
2,000,000	6.250	10/01/2040	2,362,080
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/2042	4,193,160
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (BBB+/NR)(d)
1,000,000	6.750	08/01/2021	1,150,140
2,100,000	7.000	08/01/2021	2,430,960

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B2)
$2,235,000	5.000%	06/01/2037	$ 2,240,588
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	824,168
1,000,000	5.000	09/01/2045	1,095,570
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A+/NR)(d)
1,500,000	6.875	12/01/2021	1,756,170
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(c)
(3 Mo. LIBOR + 0.74%),
12,000,000	2.309	05/15/2043	10,610,040
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/2031	1,165,360
5,000,000	7.500	09/01/2042	5,848,200
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(b)
8,360,000	0.000	08/01/2034	4,666,134
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
19,135,000	0.000	08/01/2042	13,498,786

			801,041,372

Colorado – 4.1%
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
750,000	5.000	12/01/2037	749,970
1,065,000	5.125	12/01/2047	1,064,148
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,375,000	5.125	12/01/2046	2,421,004
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	661,417
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375	12/15/2047	1,001,750
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,769,687
4,000,000	6.125	12/01/2047	4,045,960
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	2,001,640
Centerra Metropolitan District No. 1 Special RB Refunding & Improvement Bonds Series 2017 (NR/NR)(e)
6,500,000	5.000	12/01/2047	6,628,635
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	503,465
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
790,000	4.375	12/01/2032	798,698
1,000,000	5.000	12/01/2047	1,014,800
Colorado Crossing Metropolitan District No. 2 Limited Property Tax Supported RB Series 2017 (NR/NR)
7,390,000	7.500	12/01/2047	7,411,283

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB+/NR)
$3,500,000	4.500%	12/01/2033	$ 3,543,820
3,500,000	5.000	12/01/2033	3,745,280
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (BBB+/NR)
3,000,000	5.750	12/01/2036	3,413,970
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (BBB/Baa2)
3,000,000	5.625	06/01/2043	3,309,450
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (BBB/NR)
4,410,000	5.000	06/01/2047	4,834,683
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
965,000	5.000	12/31/2047	1,046,108
965,000	5.000	12/31/2051	1,043,194
1,925,000	5.000	12/31/2056	2,077,518
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB+/Baa3)
12,860,000	6.000	01/15/2041	13,488,082
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	12/01/2047	3,003,780
Copperleaf Metropolitan District No. 2 Limited Tax Convertible to Unlimited Tax GO Refunding Series 2015 (NR/NR)
500,000	5.250	12/01/2030	524,910
2,000,000	5.750	12/01/2045	2,099,220
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)
500,000	5.000	12/01/2037	494,470
700,000	5.125	12/01/2047	691,061
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)
506,000	7.625	12/15/2047	500,115
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	1,037,060
2,100,000	5.250	12/01/2047	2,174,151
Cross Creek Metropolitan District No. 2 GO Refunding Bonds Limited Tax Series 2006 (NR/NR)(g)
4,500,000	6.125	12/01/2037	4,461,885
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB/NR)
11,310,000	5.000	10/01/2032	12,160,738
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(e)
2,655,000	5.000	12/01/2026	2,967,520
5,285,000	5.000	12/01/2027	5,929,347
5,555,000	5.000	12/01/2028	6,246,487
7,200,000	5.000	12/01/2034	7,943,976
4,800,000	4.000	12/01/2035	4,630,320
4,800,000	4.000	12/01/2036	4,594,368
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(c)
(3 Mo. LIBOR + 1.10%),
16,520,000	2.641	12/01/2033	15,441,079
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)
2,470,000	5.375	08/01/2047	2,478,102
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)
1,269,000	8.000	08/01/2047	1,268,036

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Denver Gateway Center Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)(h)
$1,360,000	5.500%	12/01/2038	$ 1,355,131
2,130,000	5.625	12/01/2048	2,120,948
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (A/A3)(b)
3,000,000	0.000	09/01/2039	1,154,940
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A3)(b)
15,000,000	0.000	09/01/2028	10,638,450
4,100,000	0.000	09/01/2034	2,242,044
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A3)(b)
1,715,000	0.000	09/01/2028	1,037,112
E-470 Public Highway Authority RB Series 2010 A (A/A3)(b)
20,000,000	0.000	09/01/2040	8,497,400
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL-RE) (NR/Baa2)
2,400,000	4.000	12/01/2047	2,413,032
Lakes at Centerra Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,695,000	5.125	12/01/2037	1,715,137
3,445,000	5.250	12/01/2047	3,482,171
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/2045	1,273,962
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)(h)
1,260,000	5.500	12/01/2048	1,259,572
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,298,384
5,380,000	5.750	12/01/2047	5,428,097
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
2,135,000	4.375	12/01/2031	2,085,148
1,825,000	5.000	12/01/2046	1,842,848
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(e)
1,000,000	5.000	12/01/2040	1,033,090
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(e)
3,000,000	5.000	12/15/2041	3,074,700
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A3)
4,000,000	6.500	11/15/2038	5,563,760
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
550,000	5.125	12/01/2037	566,451
1,000,000	5.125	12/01/2043	1,023,620
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)
635,000	7.250	12/15/2035	636,562
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
750,000	4.500	12/01/2031	737,370
1,500,000	5.500	12/01/2046	1,537,335
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,561,577
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa2)
650,000	5.000	12/01/2039	707,453

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
$3,250,000	5.000%	12/01/2038	$ 3,312,270
5,750,000	5.000	12/01/2047	5,825,210
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	2,011,200
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
880,000	5.250	12/01/2037	884,118
2,400,000	5.375	12/01/2047	2,411,976
Vista Ridge Metropolitan District GO Refunding Bonds Limited Tax Subseries 2006 B (NR/NR)(d)(g)
1,725,000	9.500	12/01/2021	2,177,123
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)
880,000	5.000	12/01/2047	871,922
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,490,000	7.375	12/15/2047	1,486,379
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,012,930
2,500,000	5.000	12/01/2047	2,516,825
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bond Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,477,981
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,630,725

			240,126,140

Connecticut – 0.5%
Connecticut State GO Bonds Series 2018 C (A/A1)
1,850,000	5.000	06/15/2028	2,109,814
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(e)
20,265,000	7.000	02/01/2045	20,836,270
State of Connecticut GO Bonds Series 2018 (A/A1)
4,860,000	5.000	06/15/2027	5,503,707
2,100,000	5.000	06/15/2029	2,379,699
450,000	5.000	06/15/2032	505,490
Town of Hamden Refunding GO Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/2023	554,095

			31,889,075

Delaware – 0.4%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
5,112,000	5.450	07/01/2035	5,111,591
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa1)
3,000,000	5.400	02/01/2031	3,183,180
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (A-/NR)
3,785,000	5.000	11/15/2048	4,217,588
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa3)
2,050,000	5.375	10/01/2045	2,124,292
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (AA-/NR)
6,130,000	4.000	07/01/2043	6,232,003

			20,868,654

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
District of Columbia – 1.3%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(a)
$37,100,000	0.000%	10/01/2044	$ 46,839,492
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Third Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
25,000,000	6.500	10/01/2041	31,640,000

			78,479,492

Florida – 11.3%
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,530,000	6.300	05/01/2035	3,532,647
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB/NR)
1,725,000	3.500	05/01/2031	1,696,882
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
4,000,000	3.500	05/01/2032	3,909,640
6,755,000	3.700	05/01/2036	6,599,297
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
755,000	4.625	05/01/2028	754,660
2,000,000	5.000	05/01/2036	2,002,940
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
7,785,000	6.900	05/01/2025	8,808,727
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,860,000	6.900	05/01/2036	4,302,742
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
990,000	6.900	05/01/2036	1,091,871
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
750,000	5.750	05/01/2048	764,947
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,850,000	6.000	05/01/2048	1,861,340
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-2 (NR/NR)
1,435,000	6.000	05/01/2029	1,429,217
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
1,070,000	3.625	05/01/2031	1,087,120
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
2,375,000	5.250	11/01/2046	2,407,965
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
375,000	4.500	11/01/2025	389,085
1,000,000	5.000	11/01/2036	1,069,880
1,100,000	5.000	11/01/2048	1,166,715
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
1,970,000	4.250	05/01/2029	2,076,104
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
1,000,000	5.000	05/01/2035	1,043,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
$985,000	3.750%	05/01/2031	$ 1,013,338
1,130,000	4.000	05/01/2037	1,131,616
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
1,610,000	4.250	05/01/2031	1,676,106
2,810,000	4.250	05/01/2037	2,901,831
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB-/NR)
710,000	6.000	11/01/2027	789,492
490,000	3.750	11/01/2031	485,414
3,000,000	6.500	11/01/2043	3,598,260
1,500,000	4.125	11/01/2046	1,488,765
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
775,000	6.125	11/01/2033	885,538
1,000,000	6.500	11/01/2043	1,149,880
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
315,000	3.500	05/01/2021	315,907
500,000	4.100	05/01/2026	504,185
1,755,000	4.700	05/01/2036	1,788,608
3,200,000	4.875	05/01/2047	3,265,568
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A/A2)(d)
4,750,000	7.000	04/01/2019	4,940,000
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
7,575,000	5.750	05/01/2035	8,151,457
Brookstone Community Development District Special Assessment RB Series 2018 (NR/NR)(e)
600,000	3.875	11/01/2023	600,648
755,000	4.625	11/01/2028	758,896
1,500,000	5.125	11/01/2038	1,520,460
2,600,000	5.250	11/01/2048	2,637,960
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
355,000	4.000	05/01/2024	354,986
440,000	4.750	05/01/2029	439,234
500,000	5.125	05/01/2038	501,110
1,000,000	5.250	05/01/2049	1,002,970
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	369,941
500,000	4.500	12/15/2032	506,145
975,000	4.700	12/15/2037	989,762
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
200,000	3.500	11/01/2020	208,040
210,000	3.750	11/01/2021	221,352
215,000	3.875	11/01/2022	226,365
25,000	4.000	11/01/2023	26,426
1,705,000	4.500	11/01/2031	1,798,673
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(e)
500,000	5.500	10/01/2036	488,145
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,750,000	4.000	10/01/2034	1,810,025
City of Jacksonville RB for Jacksonville University Project Series 2018 B (NR/NR)(e)
3,000,000	5.000	06/01/2053	3,126,060

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
$2,250,000	5.000%	05/01/2026	$ 2,502,967
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB/NR)
2,990,000	3.500	05/01/2032	2,922,456
1,500,000	3.625	05/01/2035	1,463,880
1,750,000	3.750	05/01/2046	1,691,165
Concorde Estates Community Development District Capital Improvement Series 2017 B (NR/NR)
2,943,614	5.000	11/01/2027	2,620,023
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(i)
3,305,000	5.850	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(i)
3,980,000	5.000	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,450,000	5.850	05/01/2035	3,454,657
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,215,000	5.850	05/01/2035	1,974,207
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(b)(i)
2,939,931	0.000	05/01/2017	1,558,163
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(e)
1,900,000	5.000	11/01/2038	1,897,150
4,300,000	5.125	11/01/2050	4,301,849
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
782,000	4.000	05/01/2031	802,465
1,407,000	4.250	05/01/2038	1,449,787
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
960,000	3.750	05/01/2029	967,450
County of Broward Airport System RB Series 2017 (AMT) (A+/A1)
4,250,000	5.000	10/01/2047	4,774,577
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
1,980,000	5.000	11/01/2038	1,969,863
3,170,000	5.125	11/01/2048	3,167,337
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
3,110,000	3.750	05/01/2034	3,087,857
4,300,000	4.000	05/01/2037	4,344,505
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (A-/A3)
27,000,000	6.000	08/15/2036	29,016,630
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,095,000	6.375	11/01/2026	1,223,126
3,245,000	7.000	11/01/2045	3,890,625
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
1,000,000	5.250	11/01/2035	1,043,040
1,500,000	5.375	11/01/2046	1,567,260
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,480,000	4.375	05/01/2034	1,515,831

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Solid Waste Disposal RB for Waste Pro USA, Inc. Project Series 2017 (AMT) (NR/NR)(e)(f)(g)
$1,850,000	5.000%	08/01/2022	$ 1,921,743
Florida Development Finance Corp. Surface Transportation Facility RB for Brightline Passenger Rail Project Series 2017 (AMT) (BB-/NR)(e)(f)(g)
18,800,000	5.625	01/01/2028	19,349,336
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(e)
1,750,000	4.750	06/01/2038	1,808,660
3,000,000	5.000	06/01/2048	3,148,110
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)
600,000	5.000	04/01/2032	649,698
5,820,000	5.250	04/01/2042	6,351,424
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	763,831
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
700,000	4.000	05/01/2031	717,003
1,000,000	4.125	05/01/2038	1,010,970
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
3,165,000	5.000	11/15/2026	3,390,253
5,000,000	5.000	11/15/2036	5,275,450
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,525,000	4.500	05/01/2036	1,527,547
2,305,000	4.625	05/01/2046	2,311,869
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)(e)
1,725,000	4.000	05/01/2031	1,794,345
1,335,000	4.250	05/01/2035	1,385,370
1,810,000	4.250	05/01/2039	1,868,336
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,000,000	5.000	05/01/2034	1,077,510
2,170,000	5.125	05/01/2045	2,388,801
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/2031	540,125
500,000	5.150	05/01/2034	538,630
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
1,540,000	3.400	05/01/2037	1,449,710
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,050,000	5.700	05/01/2036	2,061,357
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,205,000	4.200	05/01/2031	2,314,346
2,000,000	4.350	05/01/2036	2,066,740
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
1,000,000	4.250	05/01/2031	1,056,540
2,150,000	4.250	05/01/2036	2,219,294
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,390,357
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/2035	2,540,950

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
$1,000,000	5.000%	11/01/2047	$ 1,023,140
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,120,000	6.700	05/01/2033	2,308,701
4,765,000	7.000	05/01/2043	5,254,842
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,320,000	5.600	05/01/2044	6,886,714
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(e)
1,000,000	5.000	05/01/2037	1,044,930
2,375,000	5.125	05/01/2047	2,483,775
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,370,000	8.000	05/01/2040	22,231,336
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
675,000	4.000	05/01/2022	679,090
1,125,000	4.625	05/01/2027	1,160,933
2,500,000	5.250	05/01/2037	2,653,900
5,820,000	5.375	05/01/2047	6,169,840
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
1,665,000	4.000	05/01/2021	1,685,763
1,335,000	4.250	05/01/2026	1,357,308
3,715,000	5.000	05/01/2036	3,871,030
14,585,000	5.125	05/01/2046	15,140,980
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB+/NR)
2,600,000	6.500	11/15/2031	2,928,328
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)
1,435,000	4.000	05/01/2031	1,473,645
1,860,000	4.000	05/01/2036	1,894,596
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
4,000,000	5.400	05/01/2030	3,580,960
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,960,000	5.375	05/01/2030	1,961,744
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,940,000	5.000	05/01/2032	1,971,273
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(i)
880,000	5.250	05/01/2015	44,000
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(i)
1,380,000	6.150	11/01/2014	69,000
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
400,000	6.000	05/01/2036	392,580
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
775,000	6.250	05/01/2038	808,371
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 B (NR/NR)
335,000	6.810	05/01/2020	336,095
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
610,000	7.250	05/01/2035	671,476

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 B (NR/NR)
$325,000	7.250%	05/01/2022	$ 350,392
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(i)
1,075,000	5.250	05/01/2015	53,750
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	1,011,900
1,700,000	5.000	05/01/2048	1,721,573
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (A-/Baa1)
1,500,000	5.000	11/15/2039	1,595,640
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A+/Aa3)(e)
11,760,000	5.000	03/01/2030	12,980,100
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
600,000	4.000	11/01/2023	612,630
600,000	4.750	11/01/2027	624,618
4,000,000	5.125	11/01/2039	4,191,600
4,135,000	5.250	11/01/2049	4,379,130
Miami-Dade County Educational Facilities Authority RB for University of Miami Series 2018 A (A-/A3)
10,085,000	4.000	04/01/2053	10,231,031
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,450,000	5.000	05/01/2029	3,649,582
3,265,000	5.000	05/01/2037	3,440,592
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
2,975,000	5.000	05/01/2028	3,136,959
1,800,000	5.000	05/01/2035	1,873,224
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/2036	1,772,735
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
745,000	5.250	11/01/2035	783,784
1,245,000	5.625	11/01/2045	1,323,485
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
710,000	5.000	11/01/2038	709,049
1,185,000	5.125	11/01/2048	1,186,327
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,855,000	5.750	05/01/2038	1,855,983
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)
25,000	5.000	05/01/2019	25,026
New River Community Development District Special Assessment Series 2006 B (NR/NR)(i)
3,260,000	5.000	05/01/2013	33
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/2024	1,824,161
1,765,000	5.000	04/01/2025	1,907,276
1,005,000	5.000	04/01/2026	1,081,179
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(i)
210,000	6.125	05/01/2035	17,850

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(i)
$1,200,000	5.125%	05/01/2009	$ 102,000
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-1 (NR/NR)
915,000	6.125	05/01/2035	916,199
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-2 (NR/NR)
1,270,000	6.125	05/01/2035	1,271,664
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (BBB/NR)(e)
400,000	4.000	11/01/2038	397,776
1,850,000	4.200	11/01/2048	1,863,801
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
3,155,000	3.750	05/01/2031	3,169,765
2,040,000	4.000	05/01/2036	2,054,933
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
700,000	4.000	05/01/2027	700,805
2,380,000	5.000	05/01/2039	2,444,760
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/2035	542,174
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(b)
14,740,000	0.000	05/01/2036	4,965,464
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
1,870,000	5.400	05/01/2036	1,873,871
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(i)
6,355,000	5.400	05/01/2036	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(i)
3,670,000	4.875	05/01/2010	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(i)
2,600,000	5.000	02/01/2011	26
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB-/NR)
2,805,000	4.750	05/01/2033	2,916,358
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
3,015,000	6.600	05/01/2033	3,075,933
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 2 (NR/NR)
835,000	6.600	05/01/2036	851,875
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 3 (NR/NR)
2,465,000	6.600	05/01/2033	2,514,818
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
3,070,000	5.000	05/01/2025	3,232,649
6,830,000	5.000	05/01/2033	7,122,187
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(i)
2,170,000	7.200	05/01/2022	22
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB+/NR)
2,395,000	4.000	05/01/2031	2,453,175
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
4,630,000	5.450	05/01/2036	4,630,185

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
$1,215,000	5.500%	05/01/2020	$ 1,212,813
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/2039	1,555,695
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,300,948
2,505,000	5.375	05/01/2049	2,520,005
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
1,345,000	4.250	11/01/2037	1,382,956
330,000	4.125	11/01/2040	331,023
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (BBB/NR)
805,000	3.500	05/01/2032	798,866
505,000	3.625	05/01/2035	499,021
1,715,000	3.750	05/01/2038	1,703,063
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
560,000	4.350	05/01/2026	564,558
490,000	4.875	05/01/2035	496,169
95,000	5.000	05/01/2038	96,407
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,183,765
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,855,000	5.800	05/01/2035	3,854,769
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,880,000	5.800	05/01/2035	2,639,462
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(e)
1,250,000	5.125	11/01/2037	1,300,562
1,790,000	5.250	11/01/2047	1,880,825
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,245,000	4.800	05/01/2035	1,216,813
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(i)
418,112	5.500	11/01/2010	267,592
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/2034	2,304,655
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,500,000	5.125	11/01/2034	1,619,745
3,500,000	5.500	11/01/2044	4,012,085
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,440,000	6.500	05/01/2039	2,746,244
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
505,000	3.250	05/01/2021	501,344
965,000	3.750	05/01/2026	948,884
1,600,000	4.000	05/01/2033	1,566,608

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
$1,370,000	5.250%	11/01/2034	$ 1,403,757
2,360,000	6.000	11/01/2044	2,544,410
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/2026	400,589
1,110,000	4.800	05/01/2036	1,152,091
1,715,000	5.000	05/01/2046	1,789,345
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (BBB+/NR)
700,000	3.375	05/01/2032	676,263
1,345,000	3.600	05/01/2037	1,314,321
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,650,000	3.500	05/01/2032	1,626,785
1,800,000	3.750	05/01/2040	1,770,894
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(e)
410,000	5.625	05/01/2040	410,730
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	304,260
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
415,000	5.750	11/01/2027	453,831
1,965,000	6.250	11/01/2044	2,241,908
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
1,560,000	4.625	06/15/2038	1,561,810
2,445,000	4.750	06/15/2048	2,450,721
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,680,000	5.250	11/01/2027	1,739,741
2,745,000	6.125	11/01/2046	2,927,323
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
745,000	3.500	11/01/2021	746,818
1,340,000	4.000	11/01/2027	1,337,762
3,160,000	4.625	11/01/2037	3,167,394
2,790,000	4.750	11/01/2047	2,798,426
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
325,000	4.250	11/01/2021	329,381
2,430,000	5.625	11/01/2045	2,597,694
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
2,270,000	4.375	05/01/2035	2,374,148
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB/NR)
1,725,000	3.500	05/01/2032	1,730,813
2,580,000	3.625	05/01/2037	2,591,275
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
625,000	4.750	05/01/2037	626,456
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(e)
1,880,000	3.250	12/15/2022	1,873,025
2,000,000	4.000	12/15/2028	1,993,200
1,000,000	5.000	12/15/2032	1,053,870
1,705,000	5.000	12/15/2037	1,776,372
3,800,000	5.000	12/15/2047	3,922,550

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(e)
$2,425,000	5.500%	11/01/2047	$ 2,519,721
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/2034	516,305
750,000	6.125	05/01/2042	782,453
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
545,000	6.000	11/01/2027	613,109
2,050,000	6.500	11/01/2043	2,674,553
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
780,000	6.375	11/01/2027	843,110
2,300,000	7.125	11/01/2044	2,692,541
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(e)
335,000	4.000	05/01/2024	336,920
725,000	4.625	05/01/2029	725,761
5,340,000	5.125	05/01/2049	5,372,093
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,080,000	3.375	05/01/2021	1,079,244
2,455,000	3.750	05/01/2026	2,407,520
4,360,000	4.000	05/01/2031	4,257,061
1,750,000	4.125	05/01/2034	1,711,080
1,000,000	4.250	05/01/2037	979,630
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(e)
1,985,000	4.000	05/01/2031	2,036,947
2,940,000	4.000	05/01/2037	2,959,463
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
750,000	5.125	11/01/2035	790,103
1,000,000	5.250	11/01/2046	1,065,830
Village Community Development District No. 09 Special Assessment RB Series 2011 (NR/NR)
4,565,000	7.000	05/01/2041	5,196,066
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,600,000	5.000	05/01/2032	2,851,732
6,105,000	5.125	05/01/2043	6,735,647
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,700,000	6.000	05/01/2044	5,434,281
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(e)
1,000,000	4.250	05/01/2043	1,014,820
13,800,000	4.375	05/01/2050	14,008,794
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,590,000	4.000	05/01/2033	1,618,636
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
1,245,000	4.000	05/01/2034	1,267,983
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
7,595,000	6.125	05/01/2039	8,111,764
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,890,000	5.500	05/01/2042	2,037,571

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
$1,000,000	3.750%	11/01/2031	$ 1,002,800
1,000,000	4.000	11/01/2036	998,670
1,300,000	4.125	11/01/2046	1,285,999
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
3,080,000	5.500	05/01/2034	3,288,177
3,825,000	5.750	05/01/2044	4,107,974
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/2039	13,740
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
385,000	6.600	05/01/2039	385,597
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,235,000	4.200	05/01/2036	3,313,999
Waterset Central Community Development District Special Assessment Bond Series 2018 (NR/NR)(e)
440,000	4.000	11/01/2024	441,399
1,640,000	5.125	11/01/2038	1,654,285
2,800,000	5.250	11/01/2049	2,826,460
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,240,000	5.125	11/01/2035	1,301,678
2,000,000	5.500	11/01/2045	2,116,820
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(e)
550,000	5.000	05/01/2038	549,346
600,000	5.200	05/01/2048	603,624
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
205,000	4.000	11/01/2020	206,499
400,000	4.375	11/01/2025	410,964
1,770,000	5.000	11/01/2045	1,825,560
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
455,000	5.375	05/01/2035	480,339
3,050,000	5.625	05/01/2045	3,243,614
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	800,109
1,445,000	5.000	05/01/2047	1,483,321

			662,492,242

Georgia – 1.3%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/Aa3)
1,500,000	5.250	07/01/2040	1,716,600
5,500,000	5.250	07/01/2044	6,279,295
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A1)
1,000,000	4.000	07/01/2040	1,020,190
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB+/Baa3)
11,700,000	8.750	06/01/2029	13,016,367
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
1,800,000	5.250	11/01/2028	1,740,006

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Georgia – (continued)
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BBB-/NR)
$900,000	5.000%	03/01/2047	$ 941,787
900,000	5.125	03/01/2052	946,485
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(c)
(3 Mo. LIBOR + 0.65%),
49,820,000	2.199	10/01/2033	46,042,149
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(e)
3,000,000	4.000	01/01/2038	3,033,120

			74,735,999

Guam – 1.3%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (AA/A2)
1,500,000	5.750	10/01/2043	1,700,430
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/2030	2,579,600
3,355,000	6.875	12/01/2040	3,473,700
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
500,000	5.000	12/01/2031	552,590
3,410,000	5.000	12/01/2046	3,696,167
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
7,300,000	6.125	10/01/2043	8,354,047
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB/Baa2)
2,000,000	6.375	10/01/2043	2,266,140
Guam Power Authority RB Series 2010 A (BBB/Baa2)(d)
10,000,000	5.500	10/01/2020	10,798,500
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (A-/Baa2)(d)
10,365,000	5.625	07/01/2020	11,148,905
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)
13,705,000	5.500	07/01/2043	14,877,463
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
4,880,000	5.000	01/01/2046	5,306,903
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
1,150,000	5.000	07/01/2033	1,283,952
960,000	5.000	07/01/2035	1,066,329
1,920,000	5.000	07/01/2036	2,127,955
1,440,000	5.000	07/01/2037	1,593,634
4,800,000	5.000	07/01/2040	5,288,784
Port Authority of Guam RB Series 2018 A (A/Baa2)(h)
2,500,000	5.000	07/01/2048	2,770,200

			78,885,299

Idaho – 0.0%
Idaho Health Facilities Authority RB Refunding for Madison Memorial Hospital Project Series 2016 (BB+/NR)
1,000,000	5.000	09/01/2037	1,066,840

Illinois – 15.0%
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
16,000,000	6.000	04/01/2046	18,720,320

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
$1,700,000	5.000%	04/01/2042	$ 1,830,798
1,625,000	5.000	04/01/2046	1,745,055
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (B/Baa2)(b)
3,525,000	0.000	12/01/2027	2,321,001
350,000	0.000	12/01/2028	219,324
8,925,000	0.000	12/01/2029	5,317,515
405,000	0.000	12/01/2030	229,477
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (B/Baa2)(b)
125,000	0.000	12/01/2029	74,475
150,000	0.000	12/01/2030	84,991
Chicago Illinois Board of Education GO Bonds Capital Appreciation Refunding for School Reform Series 1999 A (NATL-RE) (B/Baa2)(b)
15,550,000	0.000	12/01/2031	8,350,661
Chicago Illinois Board of Education GO Bonds Series 2017 A (B/NR)(e)
5,500,000	7.000	12/01/2046	6,582,565
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (B/Baa2)
9,685,000	5.500	12/01/2026	10,579,894
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (B/B3)
8,965,000	5.500	12/01/2029	9,935,372
Chicago Illinois Board of Education GO Refunding Bonds Series 2010 F (B/B3)
1,060,000	5.000	12/01/2031	1,066,402
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (B/NR)
19,705,000	5.250	12/01/2035	20,090,430
10,235,000	5.250	12/01/2039	10,384,635
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (B/B3)
315,000	5.500	12/01/2039	321,152
765,000	5.000	12/01/2041	767,578
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (B/B3)
2,300,000	5.500	12/01/2030	2,544,513
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (B/B3)
9,750,000	6.038	12/01/2029	9,534,622
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (B/NR)
54,475,000	7.000	12/01/2044	63,421,429
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (B/NR)
61,135,000	6.500	12/01/2046	69,983,680
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,500,000	5.000	12/01/2029	1,685,100
1,250,000	5.000	12/01/2030	1,400,787
1,025,000	5.000	12/01/2031	1,145,817
1,000,000	5.000	12/01/2032	1,116,030
1,250,000	5.000	12/01/2034	1,382,475
1,000,000	5.000	12/01/2035	1,103,260
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(b)
11,415,000	0.000	01/01/2032	5,900,756
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
1,700,000	5.500	01/01/2037	1,808,579

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
$8,375,000	5.250%	01/01/2033	$ 8,806,647
6,295,000	5.000	01/01/2034	6,524,201
10,500,000	5.000	01/01/2036	10,845,870
Chicago Illinois GO Bonds Project Refunding Series 2017 A (BBB+/NR)
6,100,000	6.000	01/01/2038	6,868,356
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
6,170,000	5.250	01/01/2035	6,310,182
3,000,000	5.000	01/01/2040	3,044,190
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
18,325,000	5.000	01/01/2033	18,689,484
3,850,000	5.000	01/01/2034	3,919,069
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
3,145,000	7.517	01/01/2040	3,538,345
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/2039	4,437,279
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
5,243,000	7.375	01/01/2033	5,829,534
Chicago Illinois GO Refunding & Project Bonds Series 2009 C (BBB+/Ba1)
1,170,000	5.000	01/01/2034	1,174,528
Chicago Illinois GO Refunding Bonds for Taxable Project Series 2014 B (BBB+/Ba1)
7,350,000	6.314	01/01/2044	7,498,250
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (BBB+/Ba1)
3,775,000	5.500	01/01/2042	3,998,631
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/2042	2,648,100
Chicago Illinois GO Refunding Bonds Series 2009 C (BBB+/Ba1)
3,825,000	5.000	01/01/2040	3,837,010
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
7,350,000	5.432	01/01/2042	6,834,250
Chicago Illinois GO Refunding Bonds Series 2014 A (BBB+/Ba1)
4,230,000	5.000	01/01/2035	4,375,597
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
13,300,000	5.000	01/01/2038	13,736,107
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/2039	1,607,190
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
1,950,000	5.250	01/01/2042	2,201,940
5,460,000	4.000	01/01/2052	5,507,011
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
1,500,000	5.000	11/01/2028	1,683,135
1,050,000	5.000	11/01/2029	1,173,333
1,000,000	5.000	11/01/2030	1,115,150
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
2,033,000	5.800	03/01/2037	2,033,244
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,349,000	5.625	03/01/2036	1,349,971
Illinois Finance Authority Multifamily Housing RB for Better Housing Foundation Ernst Portfolio Project Series 2018 A (A-/NR)
1,500,000	5.100	12/01/2043	1,557,660
2,150,000	5.250	12/01/2053	2,240,988
Illinois Finance Authority RB for Blue Island LLC Series 2018 A-1 (BBB+/NR)
1,400,000	5.000	12/01/2053	1,390,732

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Christian Homes, Inc. Series 2007 A (BBB-/NR)
$2,780,000	5.750%	05/15/2031	$ 2,787,033
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
805,000	6.125	05/15/2027	849,098
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (NR/NR)(d)
445,000	6.125	05/15/2020	479,563
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)(e)
32,960,000	6.750	10/01/2046	32,963,955
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,645,000	4.000	05/15/2027	1,700,206
2,825,000	5.000	05/15/2037	3,041,932
1,055,000	5.000	05/15/2047	1,123,069
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
4,500,000	5.250	05/15/2047	4,742,235
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
490,000	5.000	09/01/2036	529,474
3,470,000	5.000	09/01/2046	3,726,919
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A2)
3,395,000	6.000	05/15/2039	3,597,376
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (B+/B2)(g)
15,650,000	6.750	10/15/2040	16,592,913
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
500,000	5.000	03/01/2031	512,735
750,000	5.000	03/01/2037	764,513
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,050,000	5.500	07/01/2038	5,303,561
Illinois State GO Bonds Series 2014 (AGM) (AA/A2)
20,000,000	5.000	02/01/2039	21,465,800
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
2,500,000	5.000	05/01/2029	2,600,975
10,000,000	5.000	05/01/2030	10,383,000
2,000,000	5.000	04/01/2031	2,073,560
5,000,000	5.000	05/01/2031	5,183,650
5,000,000	5.000	05/01/2039	5,142,100
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
4,415,000	5.000	11/01/2021	4,632,439
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
9,500,000	5.000	12/01/2035	9,957,425
1,770,000	4.500	12/01/2041	1,742,229
4,730,000	5.000	12/01/2042	4,928,092
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
44,000,000	5.000	11/01/2029	46,551,560
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
5,845,000	5.000	11/01/2025	6,220,425
59,810,000	5.000	11/01/2027	63,753,273
9,440,000	5.000	11/01/2028	10,024,808
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
5,280,000	5.000	05/01/2042	5,508,835
5,280,000	5.000	05/01/2043	5,504,559
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
7,300,000	5.000	08/01/2021	7,638,355
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
20,175,000	4.000	02/01/2030	20,931,563
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,013,000	6.250	03/01/2034	2,016,744

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL-RE) (NR/NR)(b)(d)
$530,000	0.000%	06/15/2030	$ 375,267
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BB+/NR)(b)
9,370,000	0.000	06/15/2030	5,563,625
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(b)
3,200,000	0.000	06/15/2044	983,104
Metropolitan Pier & Exposition Authority RB Refunding for Mccormick Place Expansion Dedicated Sales Tax Project Series 2010 B2 (ST APPROP) (BB+/Ba1)
50,000,000	5.000	06/15/2050	50,871,500
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (BB+/NR)(b)
66,700,000	0.000	12/15/2056	9,393,361
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (AA/A2)(b)
18,400,000	0.000	12/15/2056	3,037,656
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BB+/NR)(b)
64,400,000	0.000	12/15/2054	10,115,308
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(i)
4,555,000	6.000	03/01/2036	2,915,200
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/2029	894,004
1,010,000	4.750	10/01/2032	1,056,096
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/A2)
7,730,000	4.000	06/01/2046	7,903,539
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(d)
19,200,000	7.125	11/01/2023	23,950,464
5,000,000	7.625	11/01/2023	6,362,200
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (B/B2)
12,505,000	5.750	08/01/2042	12,635,302
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
13,625,000	4.000	03/01/2040	13,863,846
State of Illinois GO Bonds Series 2010 (BBB-/Baa3)
7,500,000	5.250	02/01/2028	7,554,900
State of Illinois GO Bonds Series 2010 A (BBB-/Baa3)
3,500,000	4.000	01/01/2021	3,554,845
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB+/NR)(h)
540,000	4.125	10/01/2041	534,794
1,080,000	4.125	10/01/2046	1,059,610

			882,023,272

Indiana – 0.5%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/2029	1,437,514
1,250,000	5.250	02/01/2034	1,386,662
1,500,000	5.000	02/01/2039	1,627,320

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Environmental Improvement RB for United States Steel Corp. Project Series 2012 (AMT) (B/B2)
$795,000	5.750%	08/01/2042	$ 803,284
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA/Aa2)(d)
2,000,000	5.125	03/01/2021	2,168,720
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Ba1)
6,825,000	5.000	06/01/2039	6,853,460
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (BBB+/NR)
6,250,000	5.000	07/01/2048	6,649,625
Indiana Municipal Power Agency Power Supply System RB Refunding Series 2016 A (A+/A1)
7,750,000	5.000	01/01/2042	8,767,963
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(i)
7,520,823	6.500	11/15/2031	75

			29,694,623

Iowa – 0.0%
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/2031	1,358,428

Kentucky – 1.1%
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BB+/Baa3)(d)
8,000,000	6.375	06/01/2020	8,679,680
8,250,000	6.500	06/01/2020	8,970,142
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (AA/A2)
900,000	4.000	12/01/2041	921,987
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
3,300,000	4.000	06/01/2037	3,339,435
3,000,000	4.000	06/01/2045	3,004,380
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,000,000	4.000	06/01/2037	1,011,950
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A-/NR)
5,000,000	5.750	10/01/2042	5,654,600
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A-/NR)
17,575,000	4.000	10/01/2034	17,845,831
15,205,000	4.000	10/01/2036	15,321,318

			64,749,323

Louisiana – 2.6%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB/Baa3)
5,000,000	6.500	11/01/2035	5,483,900
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (A/A2)(d)
19,265,000	6.000	10/01/2020	21,022,931

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
$2,600,000	5.000%	10/01/2039	$ 2,925,312
4,850,000	4.000	10/01/2041	5,008,886
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
14,475,000	3.375	09/01/2028	14,575,456
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
13,950,000	3.500	06/01/2030	14,053,509
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A-/A3)
12,725,000	4.000	05/15/2042	12,790,661
4,825,000	5.000	05/15/2042	5,341,420
21,250,000	5.000	05/15/2046	23,456,387
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A3)
32,395,000	5.000	01/01/2045	35,117,800
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A3)
4,850,000	5.000	01/01/2048	5,354,352
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa1)
7,470,000	6.500	01/01/2040	7,623,359
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (AA/A2)
2,000,000	5.000	04/01/2048	2,259,900

			155,013,873

Maryland – 1.0%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BBB-/NR)
2,000,000	5.000	09/01/2039	2,213,480
1,725,000	5.000	09/01/2042	1,900,639
11,880,000	5.000	09/01/2046	13,050,774
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	3,066,673
1,500,000	5.000	09/01/2038	1,606,890
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
2,980,000	7.250	07/01/2043	3,126,944
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)(e)
8,850,000	7.125	07/01/2043	9,542,601
Maryland Stadium Authority RB for Baltimore City Public Schools Construction & Revitalization Program Series 2016 (AA-/Aa3)
10,000,000	5.000	05/01/2046	11,237,200
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (NR/Baa3)(d)
9,500,000	5.750	07/01/2020	10,235,775
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/2031	2,235,807

			58,216,783

Massachusetts – 0.5%
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (BBB+/Baa1)
1,950,000	5.000	10/01/2036	2,129,127

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB for Suffolk University Issue Series 2009 A (BBB/Baa2)
$4,215,000	5.750%	07/01/2039	$ 4,341,576
Massachusetts Development Finance Agency RB for Suffolk University Issue Series 2009 A (NR/NR)(d)
8,285,000	5.750	07/01/2019	8,628,745
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)(d)(e)
2,250,000	6.500	11/15/2023	2,739,690
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(c)
(3 Mo. LIBOR + 0.57%),
4,810,000	2.150	05/01/2037	4,632,944
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (AA+/Aa1)(c)
(3 Mo. LIBOR + 0.57%),
3,000,000	2.150	05/01/2037	2,889,570
Massachusetts State Health & Educational Facilities Authority RB for Tufts University Issue Project Series 2008 N-2 (AA-/Aa2)(f)(g)
1,500,000	1.480	07/04/2018	1,500,000

			26,861,652

Michigan – 1.4%
City of Detroit Financial Recovery Series 2014 B-1 (NR/NR)(g)
32,780,536	4.000	04/01/2034	27,037,058
City of Detroit Financial Recovery Series 2014 B-2 (NR/NR)(g)
971,333	4.000	04/01/2034	801,146
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC-Q-SBLF) (AA-/Aa1)
3,500,000	6.000	05/01/2020	3,753,190
3,000,000	6.000	05/01/2021	3,290,850
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A2)(c)
(3 Mo. LIBOR + 0.60%, 15.00% Cap),
4,675,000	2.149	07/01/2032	4,463,503
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (A-/A3)
2,000,000	5.250	07/01/2039	2,149,480
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (A/NR)
1,425,000	5.000	11/01/2045	1,575,865
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A2)
2,175,000	5.000	07/01/2032	2,427,191
1,750,000	5.000	07/01/2033	1,947,820
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (BBB+/Baa1)
355,000	5.000	07/01/2033	391,256
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A2)
2,600,000	5.000	07/01/2035	2,880,332
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-1 (A-/A3)
1,250,000	5.000	07/01/2034	1,381,763

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (BBB+/Baa1)
$2,100,000	5.000%	07/01/2034	$ 2,298,030
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A-/A3)
750,000	5.000	07/01/2035	827,580
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(b)
238,600,000	0.000	06/01/2052	16,525,436
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(b)
180,100,000	0.000	06/01/2052	11,094,160

			82,844,660

Minnesota – 0.2%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/2032	2,724,075
3,750,000	6.000	06/15/2039	4,138,087
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
2,400,000	5.000	05/01/2047	2,606,664

			9,468,826

Mississippi – 0.3%
Jackson County PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (AA-/Aa2)(f)(g)
5,000,000	1.650	07/04/2018	5,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone RB for Chevron U.S.A, Inc. Project Series 2010 G (AA-/Aa2)(f)(g)
7,500,000	1.530	07/04/2018	7,500,000
Mississippi Business Finance Corp. Solid Waste Disposal RB for Waste Pro USA, Inc. Project Series 2017 (AMT) (NR/NR)(e)(f)(g)
2,000,000	5.000	08/01/2022	2,077,560

			14,577,560

Missouri – 0.2%
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 A (NR/NR)(e)(g)
438,396	5.000	04/01/2023	91,866
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 B (NR/NR)(e)(g)
2,213,400	5.000	04/01/2023	463,818
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Baa3)
1,925,000	5.000	03/01/2036	2,071,935
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(e)
1,000,000	5.000	04/01/2036	1,033,640
1,150,000	5.000	04/01/2046	1,170,608
Missouri Health & Educational Facilities Authority RB Series 2003 B (AA+/Aa1)(f)(g)
5,675,000	1.600	07/04/2018	5,675,000
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,956,772
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(i)
1,250,000	5.750	04/01/2027	306,250

			12,769,889

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Nevada – 0.2%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
$665,000	4.000%	06/01/2019	$ 671,996
565,000	4.000	06/01/2020	577,097
725,000	4.000	06/01/2021	745,257
395,000	5.000	06/01/2022	421,982
345,000	5.000	06/01/2023	370,571
200,000	4.250	06/01/2024	205,572
225,000	5.000	06/01/2024	240,766
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
325,000	4.250	06/01/2037	319,595
475,000	4.375	06/01/2042	469,770
550,000	4.500	06/01/2047	549,978
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,860,000	5.000	03/01/2020	1,842,535
1,860,000	5.100	03/01/2021	1,833,774
970,000	5.100	03/01/2022	947,971
2,615,000	5.125	03/01/2025	2,506,870
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	2,149,114

			13,852,848

New Jersey – 6.7%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
725,000	5.000	03/01/2032	815,415
965,000	5.000	03/01/2037	1,071,546
1,205,000	5.000	03/01/2042	1,331,404
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/2026	2,666,650
1,000,000	5.000	06/15/2028	1,062,080
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/2032	1,034,150
1,000,000	5.000	06/15/2037	1,035,810
1,000,000	5.125	06/15/2043	1,037,380
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BBB+/Baa2)
6,000,000	4.000	07/01/2032	5,980,860
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB-/NR)
1,000,000	5.375	01/01/2043	1,090,370
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
500,000	5.000	07/01/2037	541,700
1,150,000	5.000	07/01/2047	1,237,273
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (BBB+/Baa1)(d)
1,640,000	5.000	09/01/2019	1,702,894
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,500,000	5.000	06/15/2041	4,806,585
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB/Ba3)
7,500,000	5.500	04/01/2028	7,512,300

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (BB/Ba3)
$8,500,000	5.250%	09/15/2029	$ 9,229,640
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (BB/Ba3)
5,000,000	5.625	11/15/2030	5,640,950
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (BB/Ba3)
5,000,000	5.625	11/15/2030	5,640,950
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2028	1,123,080
1,000,000	5.000	07/01/2029	1,117,110
900,000	5.000	07/01/2030	1,001,394
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/2038	10,018,451
5,600,000	5.000	07/01/2046	6,164,592
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(b)
134,115,000	0.000	12/15/2035	62,219,972
63,370,000	0.000	12/15/2036	27,931,595
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(b)
41,545,000	0.000	12/15/2035	18,947,844
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(b)
12,000,000	0.000	12/15/2026	8,516,160
9,180,000	0.000	12/15/2029	5,640,100
1,900,000	0.000	12/15/2034	912,285
4,875,000	0.000	12/15/2036	2,110,290
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/Baa1)
3,335,000	5.000	06/15/2030	3,638,385
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
26,070,000	5.000	06/15/2038	27,451,710
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
2,500,000	5.250	06/15/2041	2,681,650
5,075,000	5.000	06/15/2045	5,354,988
1,750,000	5.000	06/15/2046	1,845,462
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(b)
11,150,000	0.000	12/15/2033	6,001,264
25,400,000	0.000	12/15/2034	12,986,258
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(b)
25,900,000	0.000	12/15/2027	17,863,489
10,055,000	0.000	12/15/2030	6,044,362
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(b)
52,985,000	0.000	12/15/2036	22,936,147
48,000,000	0.000	12/15/2037	19,743,840
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(b)
2,550,000	0.000	12/15/2033	1,291,881
25,000,000	0.000	12/15/2038	9,804,500
740,000	0.000	12/15/2039	274,333

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
$4,350,000	5.500%	06/15/2041	$ 4,543,314
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB+/Baa1)
12,875,000	5.000	06/15/2042	13,254,941
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (NR/A3)(d)
2,000,000	6.750	12/01/2019	2,143,120
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
18,025,000	5.000	01/01/2048	19,585,785
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
15,250,000	5.000	06/01/2046	16,383,838

			392,970,097

New Mexico – 0.3%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
14,000,000	5.900	06/01/2040	14,912,380
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 F (AMT) (BBB+/Baa2)
1,500,000	6.250	06/01/2040	1,609,245

			16,521,625

New York – 3.4%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/A2)
1,240,000	3.000	07/15/2043	1,103,898
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
7,725,000	5.000	07/15/2042	8,465,905
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
2,650,000	5.875	04/01/2042	2,749,004
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR)
645,000	5.000	07/01/2030	723,335
865,000	5.000	07/01/2033	962,261
815,000	5.000	07/01/2035	903,330
640,000	5.000	07/01/2036	708,320
455,000	5.000	07/01/2038	501,733
New York City GO Bonds Fiscal 2014 Series I Subseries I-2 (AA/Aa2)(f)(g)
7,000,000	1.530	07/04/2018	7,000,000
New York City GO Bonds Fiscal 2015 Series F Subseries F6 (AA/Aa2)(f)(g)
5,450,000	1.530	07/04/2018	5,450,000
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	2,075,660
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
1,000,000	6.125	01/01/2029	1,022,750
3,000,000	6.375	01/01/2039	3,067,560
5,000,000	6.500	01/01/2046	5,117,150
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2011 Subseries DD-2 (AA+/Aa1)(f)(g)
1,700,000	1.530	07/04/2018	1,700,000
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2014 Series AA Subseries AA1 (AA+/Aa1)(f)(g)
7,800,000	1.530	07/04/2018	7,800,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (A-/Baa1)
$1,000,000	5.000%	08/01/2040	$ 1,087,410
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Subseries C-4 (AAA/Aa1)(f)(g)
3,175,000	1.530	07/04/2018	3,175,000
New York State Energy Research & Development Authority PCRB for Mohawk Power Corp. RMKT 05/01/03 Series 1987 B (AMBAC) (A/Aa3)(g)
14,480,000	5.183	07/01/2027	14,480,000
New York State Energy Research & Development Authority PCRB RMKT 05/01/03 Series 1986 A (AMT) (AMBAC) (NR/Aa3)(g)
10,330,000	5.180	12/01/2026	10,330,000
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
5,025,000	5.000	01/01/2033	5,651,014
3,600,000	5.000	01/01/2034	4,033,008
12,475,000	4.000	01/01/2036	12,672,230
7,175,000	5.000	01/01/2036	8,007,300
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
5,000,000	4.000	07/01/2035	5,096,150
12,600,000	4.000	01/01/2051	12,680,136
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
9,480,000	4.000	07/01/2033	9,662,300
5,000,000	5.000	07/01/2034	5,444,700
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (NR/Baa3)
4,540,000	5.000	07/01/2041	4,907,922
33,450,000	5.250	01/01/2050	36,401,962
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
1,565,000	5.750	06/15/2035	1,705,881
Onondaga Civic Development Corp. RB for St. Joseph’s Hospital Health Center Project Series 2014 A (NR/WR)(d)
1,750,000	5.125	07/01/2019	1,812,037
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (BBB+/A3)
5,000,000	5.125	09/01/2040	5,254,850
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB/Baa2)
4,375,000	5.000	11/01/2046	4,699,144

			196,451,950

North Carolina – 0.2%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/2034	1,067,360
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/2032	3,961,728
1,000,000	5.000	03/01/2037	1,051,080
1,000,000	5.000	03/01/2042	1,047,570
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
1,000,000	4.500	09/01/2030	1,028,210
2,000,000	5.000	09/01/2037	2,122,740

			10,278,688

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Ohio – 5.1%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (NR/NR)(d)
$7,000,000	6.000%	06/01/2020	$ 7,559,370
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 1st Subordinate Series 2007 B (BBB+/NR)(b)
216,100,000	0.000	06/01/2047	17,657,531
Buckeye Ohio Tobacco Settlement Financing Authority RB Asset-Backed Bonds for Capital Appreciation 2nd Subordinate Series 2007 C (NR/NR)(b)
685,130,000	0.000	06/01/2052	28,117,735
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
62,445,000	5.125	06/01/2024	62,297,630
31,815,000	5.875	06/01/2030	31,973,757
5,800,000	5.750	06/01/2034	5,807,192
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa1)
23,905,000	6.250	06/01/2037	24,959,689
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,565,912
2,700,000	5.250	11/01/2047	2,850,579
2,320,000	5.250	11/01/2050	2,440,362
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (BB/Ba3)
22,320,000	5.375	09/15/2027	22,386,067
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
29,500,000	8.223	02/15/2040	36,424,830
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
6,250,000	5.000	02/15/2037	6,682,687
7,500,000	5.000	02/15/2042	7,968,750
7,500,000	4.750	02/15/2047	7,680,825
1,500,000	5.000	02/15/2057	1,568,280
1,000,000	5.500	02/15/2057	1,089,350
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
2,000,000	5.000	01/01/2042	2,110,980
1,610,000	5.000	01/01/2046	1,696,618
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/2048	8,350,960
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(e)
2,400,000	3.750	01/15/2028	2,434,632
2,880,000	4.250	01/15/2038	2,948,054
10,310,000	4.500	01/15/2048	10,681,985

			298,253,775

Oklahoma – 1.4%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
3,900,000	4.000	08/15/2052	3,932,214
2,500,000	4.125	08/15/2057	2,540,275
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
10,000,000	5.500	08/15/2052	11,425,400
9,500,000	5.500	08/15/2057	10,811,285

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Development Finance Authority RB Provident Oklahoma Education Resources Inc., Cross Village Student Housing Project Series 2017 A (BB/NR)
$6,220,000	5.000%	08/01/2047	$ 6,033,400
14,075,000	5.000	08/01/2052	13,652,750
3,875,000	5.250	08/01/2057	3,758,750
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/2035	2,876,069
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	26,077,788
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(f)(g)
3,500,000	5.000	06/01/2025	3,766,280

			84,874,211

Oregon – 0.1%
University of Oregon RB Series 2015 A (AA-/Aa2)
7,345,000	5.000	04/01/2045	8,288,171

Pennsylvania – 3.0%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB-/NR)
1,500,000	5.000	09/01/2030	1,579,230
1,000,000	5.000	09/01/2035	1,044,170
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba1)(e)
2,000,000	5.000	05/01/2027	2,221,240
1,400,000	5.000	05/01/2032	1,527,120
6,950,000	5.000	05/01/2042	7,499,814
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba1)(e)
250,000	5.000	05/01/2028	279,622
1,000,000	5.000	05/01/2033	1,097,600
2,750,000	5.000	05/01/2042	2,990,158
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa3)
18,000,000	5.000	05/01/2042	18,677,340
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/2035	531,490
1,000,000	5.000	08/01/2045	1,047,380
City of Philadelphia GO Bonds Series 2011 (A/A2)(d)
4,000,000	6.000	08/01/2020	4,350,480
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000	12/01/2042	1,064,580
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
1,900,000	5.000	06/01/2034	2,141,984
1,900,000	5.000	06/01/2035	2,136,892
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
6,000,000	4.000	06/01/2039	6,108,120
County of Allegheny GO Notes Refunding Series 2007 C-59B (AGM) (AA/Aa3)(c)
(3 Mo. LIBOR + 0.55%),
915,000	2.130	11/01/2026	901,861
Cumberland County Municipal Authority RB for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,500,000	5.000	01/01/2038	1,622,460

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(c)
(3 Mo. LIBOR + 0.77%),
$49,750,000	2.350%	05/01/2037	$ 45,516,773
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/2027	1,451,604
1,500,000	5.000	04/01/2033	1,537,425
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (AMT) (BBB/NR)
8,500,000	5.000	06/30/2042	9,264,575
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/2032	7,754,460
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (BB-/B1)
2,460,000	8.000	05/01/2029	2,677,021
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB/WR)(c)
(3 Mo. LIBOR + 0.60%),
13,095,000	2.149	07/01/2027	12,651,996
(3 Mo. LIBOR + 0.65%),
10,750,000	2.199	07/01/2039	9,195,228
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB-/NR)
4,000,000	5.000	05/01/2042	4,160,520
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
400,000	5.000	07/01/2035	427,420
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
3,875,000	5.250	06/01/2047	4,368,016
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
500,000	5.000	07/01/2028	557,035
2,000,000	5.000	07/01/2029	2,218,380
3,000,000	5.000	07/01/2030	3,317,850
1,500,000	5.000	07/01/2031	1,655,280
1,000,000	5.000	07/01/2032	1,101,100
500,000	5.000	07/01/2033	548,545
500,000	5.000	07/01/2034	546,145
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
1,700,000	5.000	11/15/2021	1,751,884
2,450,000	5.000	11/15/2028	2,483,418
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM) (ST AID WITHHLDG) (AA/A2)
2,400,000	5.000	06/01/2031	2,706,864
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,218,250
2,325,000	5.000	01/01/2038	2,561,220
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (BB/NR)
1,000,000	5.000	07/01/2028	1,042,810
1,000,000	5.000	07/01/2035	1,025,840

			178,561,200

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – 5.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CC/Ca)
$56,440,000	6.000%	07/01/2038	$ 47,268,500
25,995,000	6.000	07/01/2044	21,770,813
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Ca)
115,000	4.500	07/01/2027	96,313
370,000	5.000	07/01/2030	309,875
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (NR/Ca)(i)
115,000	5.250	07/01/2030	48,875
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(i)
27,960,000	8.000	07/01/2035	11,323,800
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (D/Ca)(i)
5,185,000	5.500	07/01/2039	2,177,700
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
360,000	5.250	07/01/2041	400,957
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
27,545,000	5.250	07/01/2038	29,009,017
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
300,000	5.250	07/01/2033	334,428
680,000	5.250	07/01/2034	757,493
1,025,000	5.250	07/01/2036	1,138,570
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (NR/C)(i)
215,000	5.000	07/01/2028	9,514
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
1,500,000	5.500	07/01/2023	1,596,720
1,000,000	5.500	07/01/2027	1,079,440
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (D/Ca)(i)
4,000,000	5.250	07/01/2032	1,700,000
4,000,000	5.250	07/01/2037	1,700,000
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2009 B (D/Ca)(i)
645,000	5.875	07/01/2036	274,125
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 A (D/Ca)(i)
1,260,000	5.750	07/01/2041	529,200
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 C (D/Ca)(i)
155,000	6.000	07/01/2035	65,100
205,000	6.500	07/01/2040	86,100
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
(3 Mo. LIBOR + 0.52%),
52,372,000	2.069	07/01/2029	45,825,500
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD (D/Ca)(i)
215,000	3.300	07/01/2019	96,212
80,000	3.500	07/01/2020	35,800
155,000	3.625	07/01/2021	69,363
60,000	3.750	07/01/2022	26,850
390,000	3.875	07/01/2023	174,525

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (D/Ca)(i)
$145,000	4.250%	07/01/2018	$ 64,887
3,130,000	5.000	07/01/2019	1,400,675
1,650,000	5.250	07/01/2019	738,375
245,000	4.250	07/01/2020	109,637
25,000	5.250	07/01/2020	11,188
80,000	4.375	07/01/2021	35,800
100,000	4.375	07/01/2022	44,750
65,000	5.000	07/01/2022	29,088
190,000	4.500	07/01/2023	85,025
126,000	5.000	07/01/2024	56,385
90,000	4.625	07/01/2025	40,275
9,700,000	5.250	07/01/2026	4,340,750
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (D/WR)(i)
65,000	3.700	07/01/2017	29,087
1,230,000	5.000	07/01/2017	550,425
Puerto Rico Electric Power Authority RB Refunding Series 2012 A (D/Ca)(i)
19,720,000	5.000	07/01/2042	8,824,700
Puerto Rico Electric Power Authority RB Series 2005 SS (D/Ca)(i)
130,000	4.625	07/01/2030	58,175
Puerto Rico Electric Power Authority RB Series 2007 TT (D/Ca)(i)
275,000	4.200	07/01/2019	123,062
1,295,000	5.000	07/01/2032	579,512
1,385,000	5.000	07/01/2037	619,788
Puerto Rico Electric Power Authority RB Series 2008 WW (D/Ca)(i)
2,000,000	5.500	07/01/2020	895,000
3,275,000	5.000	07/01/2028	1,465,562
3,765,000	5.250	07/01/2033	1,684,838
Puerto Rico Electric Power Authority RB Series 2010 AAA (D/Ca)(i)
130,000	5.250	07/01/2023	58,175
1,489,000	5.250	07/01/2027	666,327
2,119,000	5.250	07/01/2028	948,253
Puerto Rico Electric Power Authority RB Series 2010 BBB (D/Ca)(i)
90,000	5.400	07/01/2028	37,350
Puerto Rico Electric Power Authority RB Series 2010 CCC (D/Ca)(i)
80,000	5.000	07/01/2022	35,800
90,000	4.250	07/01/2023	40,275
60,000	4.500	07/01/2023	26,850
50,000	4.600	07/01/2024	22,375
195,000	4.625	07/01/2025	87,262
900,000	5.000	07/01/2025	402,750
25,000	5.000	07/01/2026	11,188
40,000	4.800	07/01/2027	17,900
Puerto Rico Electric Power Authority RB Series 2010 EEE (D/Ca)(i)
1,175,000	5.950	07/01/2030	487,625
4,620,000	6.050	07/01/2032	1,917,300
115,000	6.250	07/01/2040	47,725
Puerto Rico Electric Power Authority RB Series 2010 XX (D/Ca)(i)
10,000	4.875	07/01/2027	4,475
7,590,000	5.250	07/01/2040	3,396,525
Puerto Rico Electric Power Authority RB Series 2010 YY (D/Ca)(i)
3,945,000	6.125	07/01/2040	1,637,175
Puerto Rico Electric Power Authority RB Series 2012 A (D/Ca)(i)
1,905,000	4.800	07/01/2029	852,487
Puerto Rico Electric Power Authority RB Series 2013 A (D/Ca)(i)
435,000	7.250	07/01/2030	194,663
5,210,000	7.000	07/01/2033	2,331,475
5,205,000	6.750	07/01/2036	2,329,237
5,440,000	7.000	07/01/2040	2,434,400
Puerto Rico Electric Power Authority RB Series 2016 A-4 (NR/NR)(i)
747,236	10.000	07/01/2019	334,388

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2016 B-4 (NR/NR)(i)
$747,235	10.000%	07/01/2019	$ 334,388
Puerto Rico Electric Power Authority RB Series 2016 E-1 (NR/NR)(i)
5,036,850	10.000	01/01/2021	2,253,990
Puerto Rico Electric Power Authority RB Series 2016 E-2 (NR/NR)(i)
5,036,850	10.000	07/01/2021	2,253,990
Puerto Rico Electric Power Authority RB Series 2016 E-3 (NR/NR)(i)
1,678,950	10.000	01/01/2022	751,330
Puerto Rico Electric Power Authority RB Series 2016 E-4 (NR/NR)(i)
1,678,950	10.000	07/01/2022	751,330
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
3,395,000	5.250	07/01/2031	3,615,879
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
265,000	5.250	07/01/2034	295,199
960,000	5.250	07/01/2036	1,066,253
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(b)
4,785,000	0.000	07/01/2034	1,932,518
3,750,000	0.000	07/01/2035	1,431,112
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (NR/Ca)(i)
1,000,000	6.125	07/01/2023	435,000
Puerto Rico Sales Tax Financing Corp Sales Tax RB Series 2009 A (D/Ca)(i)
25,000	4.625	08/01/2019	11,187
Puerto Rico Sales Tax Financing Corp Sales Tax RB Series 2009 B (D/Ca)(i)
130,000	6.050	08/01/2029	56,875
Puerto Rico Sales Tax Financing Corp Sales Tax RB Series 2011 B (D/Ca)(i)
50,000	5.150	08/01/2036	21,875
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (D/Ca)(i)
13,730,000	6.000	08/01/2042	6,144,175
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (D/Ca)(i)
550,000	5.000	08/01/2026	246,125
1,000,000	5.375	08/01/2039	447,500
8,600,000	5.500	08/01/2042	3,848,500
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (D/Ca)(b)(i)
25,000,000	0.000	08/01/2039	2,493,750
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (D/Ca)(i)
23,135,000	5.250	08/01/2041	10,352,913
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1 (D/Ca)(i)
1,500,000	5.000	08/01/2043	671,250
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (D/Ca)(i)
23,300,000	6.750	08/01/2032	10,426,750
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (D/Ca)(a)(i)
10,130,000	0.000	08/01/2033	3,662,805
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (D/Ca)(b)(i)
10,000,000	0.000	08/01/2033	1,450,700
35,085,000	0.000	08/01/2035	4,432,639
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2009 A (D/Ca)(b)(i)
35,100,000	0.000	08/01/2034	4,462,263

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Subseries 2010 C (D/Ca)(b)(i)
$8,400,000	0.000%	08/01/2037	$ 954,576
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (D/Ca)(i)
400,000	5.000	08/01/2024	179,000
32,290,000	6.500	08/01/2044	14,449,775
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding First Subseries 2010 C (D/Ca)(i)
9,580,000	5.500	08/01/2040	4,287,050
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 A-1 (D/Ca)(i)
510,000	5.250	08/01/2043	228,225
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 C (D/Ca)(i)
500,000	5.000	08/01/2040	430,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Subseries A (D/Ca)(i)
2,600,000	5.750	08/01/2037	1,163,500
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2010 A (D/Ca)(i)
375,000	4.375	08/01/2020	167,813
150,000	5.250	08/01/2030	67,125
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2010 C (D/Ca)(i)
5,000,000	6.500	08/01/2035	2,237,500
235,000	5.000	08/01/2035	105,163

			296,133,777

Rhode Island – 0.3%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BB-/NR)(d)
2,500,000	6.000	09/01/2023	2,969,075
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(b)
124,220,000	0.000	06/01/2052	13,076,639

			16,045,714

South Carolina – 0.3%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,375,000	6.875	11/01/2035	3,385,091
South Carolina Jobs - Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA/WR)(d)
4,000,000	6.500	08/01/2021	4,542,320
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (A-/NR)
2,365,000	5.000	11/15/2047	2,628,769
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (A+/A1)
7,750,000	5.250	12/01/2055	8,422,700

			18,978,880

Tennessee – 0.5%
Bristol Industrial Development Board RB for The Pinnacle Project Series 2016 A (NR/NR)(e)
7,150,000	5.000	12/01/2035	6,963,242
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
5,230,000	4.000	07/01/2040	5,272,938
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (A-/Baa1)
1,500,000	5.000	08/15/2042	1,583,160

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Tennessee – (continued)
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (A-/Baa1)(d)
$5,500,000	6.500%	07/01/2020	$ 6,012,160
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
2,500,000	5.000	07/01/2040	2,777,950
4,200,000	5.000	07/01/2046	4,648,350
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
2,000,000	5.375	12/01/2047	2,074,080

			29,331,880

Texas – 5.7%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(e)
850,000	4.250	09/01/2023	848,402
550,000	4.625	09/01/2028	546,447
2,285,000	5.125	09/01/2038	2,276,294
2,680,000	5.250	09/01/2047	2,671,853
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)(d)
3,250,000	6.200	07/01/2020	3,523,585
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
1,950,000	5.250	12/01/2035	2,076,614
2,435,000	5.000	12/01/2040	2,487,815
Brazos River Authority Bonds Series 2003 (NR/NR)(i)(j)
9,275,000	6.750	10/01/2038	—
Brazos River Authority Bonds Series 2006 (NR/NR)(i)(j)
4,740,000	5.000	03/01/2041	—
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (BBB+/Baa2)
3,900,000	5.000	01/01/2045	4,255,095
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (BBB+/Baa2)
1,600,000	5.000	01/01/2040	1,755,904
2,465,000	5.000	01/01/2046	2,694,984
Central Texas Regional Mobility Authority RB Refunding Subordinate Lien Series 2016 (BBB/Baa3)
6,750,000	4.000	01/01/2041	6,700,455
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,920,000	7.500	09/01/2045	4,252,220
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighorhood Improvement Area #1 Project Series 2015 (NR/NR)
1,845,000	6.250	09/01/2045	1,907,564
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
2,000,000	5.000	09/01/2047	2,041,140
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases #13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,375,836
1,175,000	5.000	09/01/2044	1,201,802
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB/NR)
2,235,000	4.500	09/01/2032	2,359,251
4,715,000	4.500	09/01/2038	4,906,611

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(e)
$2,465,000	4.875%	09/01/2048	$ 2,482,526
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
500,000	4.500	09/01/2023	499,060
780,000	5.000	09/01/2028	775,039
1,935,000	5.600	09/01/2038	1,927,899
2,550,000	5.700	09/01/2047	2,542,579
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(e)
3,250,000	5.000	04/01/2032	3,359,167
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa3)
1,545,000	4.750	05/01/2038	1,583,749
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
5,685,000	4.750	11/01/2042	5,811,775
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(e)
1,575,000	5.000	09/01/2027	1,632,298
895,000	5.000	09/01/2032	907,423
1,315,000	5.125	09/01/2037	1,322,075
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(a)
10,370,000	0.000	10/01/2046	9,622,530
11,100,000	0.000	10/01/2047	10,311,345
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,850,000	5.500	04/01/2053	13,258,846
Gulf Coast IDA RB for Exxon Mobil Project Series 2012 (AA+/Aaa)(f)(g)
4,000,000	1.450	07/04/2018	4,000,000
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BB+/NR)(d)
3,030,000	7.000	01/01/2023	3,657,816
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(c)
(3 Mo. LIBOR + 0.67%),
23,855,000	2.240	08/15/2035	22,227,135
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
595,000	3.750	09/01/2032	595,434
510,000	3.875	09/01/2037	510,954
955,000	4.000	09/01/2047	958,600
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB/NR)
15,935,000	5.000	07/15/2028	17,799,554
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (BB/Ba3)
9,000,000	6.625	07/15/2038	9,875,970
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (BB/Ba3)
9,250,000	5.000	07/01/2029	10,009,980
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (BB/NR)
7,500,000	5.000	07/15/2035	8,070,000
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,950,000	5.000	12/01/2045	1,983,735

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(e)
$510,000	4.500%	09/01/2023	$ 509,969
785,000	5.000	09/01/2028	784,325
1,170,000	5.375	09/01/2038	1,173,545
1,930,000	5.125	09/01/2047	1,937,450
1,500,000	5.500	09/01/2047	1,505,670
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
525,000	4.000	09/01/2029	544,609
1,100,000	3.000	09/01/2032	1,007,688
1,400,000	4.000	09/01/2035	1,417,472
Lower Neches Valley Authority Industrial Development Corp RB for Exxon Capital Ventures, Inc. Project Series 2012 (AA+/Aaa)(f)(g)
6,565,000	1.530	07/04/2018	6,565,000
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (A-/Baa1)
5,200,000	6.300	11/01/2029	5,521,048
Mission Economic Development Corp. RB for Natgasoline Project Senior Lien Series 2016 A (AMT) (BB-/NR)(e)
14,000,000	5.750	10/01/2031	14,488,180
Mission Economic Development Corp. RB for Natgasoline Project Senior Lien Series 2016 B (AMT) (BB-/NR)(e)
9,500,000	5.750	10/01/2031	9,831,265
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,850,000	5.000	09/15/2043	2,006,788
2,800,000	5.000	09/15/2048	3,028,088
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BBB-/Baa3)
1,150,000	5.000	04/01/2037	1,261,654
1,900,000	5.000	04/01/2042	2,072,615
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Ba2)
335,000	5.000	04/01/2031	350,511
300,000	5.000	04/01/2036	310,092
1,250,000	5.000	04/01/2048	1,275,650
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
1,000,000	5.000	04/01/2047	1,072,590
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750	04/01/2046	1,431,301
North Texas Tollway Authority RB First Tier Series 2009 A (A/A1)
4,790,000	6.250	01/01/2039	4,892,793
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A-/A2)
8,500,000	5.000	01/01/2048	9,496,115
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A/A1)
3,000,000	5.000	01/01/2039	3,361,530
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750	09/15/2036	169,801
460,000	6.000	09/15/2046	444,792
Sabine River Authority Tax Bonds Series 2005 (NR/NR)(i)(j)
5,950,000	5.200	05/01/2028	—

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
$7,300,000	5.000%	05/15/2045	$ 7,617,842
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A3)(c)
(3 Mo. LIBOR + 0.70%),
7,825,000	2.268	12/15/2026	7,753,323
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A3)
18,785,000	6.250	12/15/2026	21,865,928
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (NR/Baa3)
3,900,000	5.000	12/31/2050	4,202,718
3,900,000	5.000	12/31/2055	4,194,840
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/2039	7,974,975
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (BBB-/Baa3)
5,000,000	6.750	06/30/2043	5,843,200
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (BBB+/Baa1)
7,850,000	5.000	08/15/2042	8,479,570
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(e)
1,400,000	5.000	09/01/2047	1,380,862
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
245,000	4.000	12/01/2021	252,722
500,000	4.000	12/01/2027	491,515
1,547,000	4.750	12/01/2035	1,557,984

			331,683,381

Utah – 0.5%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
15,515,000	7.100	08/15/2023	16,777,456
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
11,000,000	5.000	07/01/2047	12,353,990

			29,131,446

Vermont – 0.1%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	1,049,410
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (BBB/Baa1)
2,250,000	5.000	10/01/2042	2,343,150

			3,392,560

Virgin Islands – 0.6%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
10,775,000	5.000	10/01/2025	10,020,750
7,910,000	5.000	10/01/2029	7,217,875
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
6,080,000	5.000	10/01/2032	5,517,600
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
8,350,000	5.000	10/01/2039	6,794,813

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM) (AA/A2)
$3,515,000	5.000%	10/01/2039	$ 3,740,909
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Caa3)
2,000,000	6.000	10/01/2039	1,650,000

			34,941,947

Virginia – 1.3%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB/NR)
2,700,000	5.000	10/01/2045	2,964,276
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
2,535,000	6.250	03/01/2021	2,733,288
2,000,000	6.625	03/01/2026	2,162,660
7,000,000	6.875	03/01/2036	7,602,350
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC+/NR)(b)
236,845,000	0.000	06/01/2047	26,839,275
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (NR/Baa3)
9,600,000	5.000	12/31/2056	10,462,848
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB/NR)
3,900,000	5.000	07/01/2034	4,142,268
13,650,000	5.000	01/01/2040	14,428,460
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(e)(f)(g)
1,000,000	5.000	07/01/2038	1,017,220
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (A-/Baa1)(d)
4,000,000	7.750	01/01/2019	4,123,080

			76,475,725

Washington – 0.9%
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax RB Series 2016 S-1 (AAA/Aa1)
10,000,000	5.000	11/01/2046	13,045,200
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
4,000,000	5.750	12/01/2035	4,219,520
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/WR)(d)
3,000,000	5.000	12/01/2021	3,298,410
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(d)
750,000	6.000	08/15/2019	786,532
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(d)
1,750,000	6.000	08/15/2019	1,834,245
Washington State Various Purpose GO Refunding Bonds Series R-2010B (AA+/Aa1)
14,015,000	5.000	01/01/2023	14,664,876
14,700,000	5.000	01/01/2024	15,379,434

			53,228,217

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
West Virginia – 0.1%
Monongalia County Commission Special District Excise Tax RB Refunding and Improvement for University Town Center Economic Opportunity Development District Series 2017 A (NR/NR)(e)
$900,000	5.750%	06/01/2043	$ 939,456
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (A-/Baa1)
4,000,000	5.375	12/01/2038	4,278,040

			5,217,496

Wisconsin – 0.3%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
5,900,000	4.300	11/01/2030	6,122,135
Public Finance Authority RB for Denver International Airport Great Hall Project Series 2017 (AMT) (BBB-/NR)
4,000,000	5.000	09/30/2037	4,436,720
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
1,600,000	5.200	12/01/2037	1,693,904
1,525,000	5.350	12/01/2045	1,628,319
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/2047	3,448,900

			17,329,978

TOTAL MUNICIPAL BONDS (Cost $5,452,139,048)			$5,699,021,651

Corporate Bonds – 0.3%
Commercial & Professional Services – 0.0%
Catholic Health Initiatives
$1,293,000	4.350%	11/01/2042	$ 1,223,542

Health Care Equipment & Services – 0.3%
Prime Healthcare Foundation, Inc. Series B
16,525,000	7.000	12/01/2027	17,979,217

TOTAL CORPORATE BONDS (Cost $17,376,014)			$ 19,202,759

TOTAL INVESTMENTS – 97.5% (Cost $5,469,515,062)			$5,718,224,410

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%			147,851,103

NET ASSETS – 100.0%			$5,866,075,513

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

(a)	Zero coupon bond until next reset date.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $345,451,144, which represents approximately 5.9% of net assets as of June 30, 2018. The liquidity determination is unaudited.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2018.

(g)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	When-issued security.

(i)	Security is currently in default.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CAL MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2018(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds, Series 2003, 5.000%, 11/01/2023	1.000%	0.261%	Bank of America NA	03/20/2023	USD 4,000	$130,853	$(93,689)	$224,542
California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	1.700	0.182	JPMorgan Chase Bank NA	06/20/2021	10,000	439,262	—	439,262
California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	1.000	0.261		03/20/2023	9,000	294,418	(210,801)	505,219
California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	1.000	0.285		09/20/2023	15,000	519,525	(364,788)	884,313
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.830	1.435		06/20/2021	10,000	114,346	—	114,346
California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	1.000	0.299	Morgan Stanley Co., Inc.	12/20/2023	10,000	354,020	(155,117)	509,137
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.000	2.030		12/20/2023	10,000	(471,805)	(419,871)	(51,934)

TOTAL						$1,380,619	$(1,244,266)	$2,624,885

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%	3 Month LIBOR	12/21/2041	USD	169,400		$21,081,003	$(10,517,939)	$31,598,942
2.500	3 Month LIBOR	09/19/2048		263,860	(b)	24,102,426	29,087,069	(4,984,643)

TOTAL						$45,183,429	$18,569,130	$26,614,299

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – 98.1%
Alabama – 2.0%
Auburn University General Fee RB Series 2011 A (AA-/Aa2)(a)
$35,345,000	5.000%	06/01/2021	$ 38,506,610
Black Belt Energy Gas District RB Series 2016 A (NR/A1)(b)(c)
20,000,000	4.000	06/01/2021	20,923,000
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB/NR)
210,000	3.000	10/01/2018	210,426
160,000	3.000	10/01/2019	161,207
75,000	4.000	10/01/2020	77,571
85,000	4.000	10/01/2021	88,866
85,000	4.000	10/01/2022	89,645
Industrial Development Board PCRB for Alabama Power Company Barry Plant Project RMKT 03/20/17 Series 2007 A (A-/A1)(b)(c)
6,000,000	1.850	03/24/2020	5,955,540
Jefferson County RB Refunding Warrants Series 2017 (AA/NR)
1,275,000	5.000	09/15/2019	1,326,918
3,000,000	5.000	09/15/2021	3,271,680
1,200,000	5.000	09/15/2022	1,333,032
2,000,000	5.000	09/15/2023	2,254,800
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,875,000	5.000	10/01/2018	1,887,825
1,300,000	5.000	10/01/2021	1,394,744
1,745,000	5.000	10/01/2022	1,894,634
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(b)
(1 Mo. LIBOR + 0.85%, 12.00% Cap),
25,000,000	2.246	06/01/2024	24,986,500

			104,362,998

Alaska – 0.0%
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/Ba2)
890,000	4.625	06/01/2023	911,761

Arizona – 2.9%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
(3 Mo. LIBOR + 0.81%),
59,270,000	2.359	01/01/2037	56,023,782
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2013 A (A-/NR)(b)
(SIFMA Municipal Swap Index Yield + 1.85%, 12.00% Cap),
5,000,000	3.360	02/05/2020	5,074,650
Arizona School Facilities Board COPS Refunding Series 2015 A (AA-/Aa3)
8,000,000	5.000	09/01/2020	8,543,600
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2016 (AA+/Aa1)
5,820,000	5.000	07/01/2021	6,348,107
City of Phoenix Civic Improvement Corporation RB Refunding Junior Lien Series 2010 A (A+/A1)(a)
20,145,000	5.000	07/01/2020	21,451,403
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/A1)
365,000	4.000	07/01/2018	365,000
1,600,000	4.000	07/01/2019	1,638,048
3,000,000	4.000	07/01/2020	3,128,130
3,400,000	4.000	07/01/2021	3,599,750
1,665,000	5.000	07/01/2022	1,851,780

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Arizona COPS Series 2015 (AA+/Aa1)
$9,000,000	3.000%	07/01/2018	$ 9,000,000
Maricopa County Arizona School Improvement Refunding for Peoria Unified School District No. 11 Series 2015 (AGM) (AA/A2)
3,000,000	4.000	07/01/2019	3,071,340
Maricopa County Community College District GO Bonds Series 2013 (AAA/Aaa)
10,010,000	3.000	07/01/2019	10,156,646
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
16,400,000	5.000	07/01/2023	18,719,124
Maricopa County Phoenix High School District No. 210 School Improvement GO Refunding Bonds Series 2014 (AA/Aa2)
1,000,000	3.000	07/01/2019	1,014,250

			149,985,610

Arkansas – 0.6%
Arkansas State GO Bonds for Four-Lane Highway Construction & Improvement Series 2013 (AA/Aa1)
17,775,000	3.250	06/15/2022	18,434,274
Little Rock Arkansas Sewer RB Refunding Series 2015 (NR/Aa3)
1,240,000	3.000	04/01/2020	1,265,854
1,075,000	3.000	10/01/2020	1,099,650
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
6,000,000	3.000	02/01/2021	6,139,320
Springdale Arkansas Sales and Use Tax RB Series 2012 (AA-/NR)
1,465,000	2.000	11/01/2018	1,467,564
720,000	2.000	11/01/2019	723,384

			29,130,046

California – 7.6%
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (AMBAC) (BBB+/Baa2)(e)
745,000	0.000	10/01/2019	720,989
255,000	0.000	10/01/2020	239,730
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (ETM) (AMBAC) (AAA/Aaa)(a)(e)
9,420,000	0.000	10/01/2019	9,246,389
12,300,000	0.000	10/01/2020	11,859,906
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
220,000	5.000	05/01/2020	233,046
500,000	5.000	05/01/2021	545,065
325,000	5.000	05/01/2022	360,873
300,000	5.000	05/01/2023	339,147
265,000	5.000	05/01/2024	302,874
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.90%),
10,000,000	2.410	05/01/2023	10,180,600
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.90%),
7,000,000	2.410	05/01/2023	7,126,420

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 12/20/12 Series 2007 E-3 (AA/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.70%, 12.00% Cap),
$1,225,000	2.210%	10/01/2019	$ 1,229,557
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(b)
(SIFMA Municipal Swap Index Yield + 1.25%, 12.00% Cap),
15,000,000	2.760	04/01/2027	15,787,050
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 E (AA/Aa3)(b)(c)
14,430,000	1.375	04/01/2020	14,342,266
Benicia Unified School District GO Refunding Bonds Series 1997 A (NATL-RE) (A+/Aa3)(e)
1,510,000	0.000	08/01/2018	1,508,309
California Municipal Finance Authority RB for Anaheim Electric System Distribution Facilities 2nd Lien Qualified Obligations Series 2015 (A+/NR)(b)
(SIFMA Municipal Swap Index Yield + 0.35%),
10,000,000	1.860	12/01/2020	10,007,600
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/Baa1)
1,000,000	5.000	02/01/2019	1,017,360
1,100,000	5.000	02/01/2020	1,151,161
California Municipal Finance Authority RB Refunding for NorthBay Healthcare Group Series 2016 A (BBB-/NR)
750,000	2.000	11/01/2018	749,760
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
150,000	3.000	06/01/2020	151,810
100,000	4.000	06/01/2022	105,363
California State Various Purpose GO Bonds RMKT 11/15/17 Series 2013 B (AA-/Aa3)(b)
(SIFMA Municipal Swap Index Yield + 0.38%, 8.00% Cap),
15,000,000	1.890	12/01/2022	15,038,400
California State Various Purpose GO Bonds Series 2011 (AA-/Aa3)
5,070,000	5.000	10/01/2019	5,291,711
California State Various Purpose GO Bonds Series 2016 (AA-/Aa3)(b)(c)
52,000,000	4.000	12/01/2021	55,367,000
California State Various Purpose GO Refunding Bonds Series 2012 (AA-/Aa3)
2,055,000	5.000	09/01/2019	2,139,132
California Statewide Communities Development Authority RB Refunding for Irvine East Campus Apartments, CHF-Irvine LLC Series 2016 (NR/Baa1)
1,150,000	5.000	05/15/2020	1,215,918
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
1,750,000	5.000	05/15/2022	1,930,635
City of Los Angeles RB for Wastewater System Series 2009 A (NR/NR)(a)
8,135,000	5.750	06/01/2019	8,448,848
City of Los Angeles RB Series 2018 (SP-1+/MIG1)(f)
40,000,000	4.000	06/27/2019	40,933,600

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
City of Upland COPS for San Antonio Regional Hospital Project Series 2017 (BBB+/Baa2)
$425,000	5.000%	01/01/2022	$ 459,748
450,000	5.000	01/01/2023	492,732
Corona-Norco Unified School District Public Financing Authority Special Tax Refunding Senior Lien Series 2013 A (A-/NR)
275,000	4.000	09/01/2018	276,141
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (A/NR)
6,000,000	5.000	06/01/2020	6,354,360
5,000,000	5.000	06/01/2021	5,405,850
6,000,000	5.000	06/01/2022	6,614,340
6,000,000	5.000	06/01/2023	6,721,500
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB/NR)
7,500,000	3.500	06/01/2036	7,558,050
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (A+/NR)
1,250,000	4.000	09/02/2018	1,255,425
1,895,000	4.000	09/02/2019	1,948,761
Irvine City Limited Obligation Improvement Bond Reassessment District No. 15-2 Series 2015 (NR/NR)
500,000	4.000	09/02/2018	501,910
1,000,000	4.000	09/02/2019	1,024,270
725,000	4.000	09/02/2020	755,696
775,000	5.000	09/02/2021	843,425
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/2022	1,955,249
1,135,000	5.000	09/01/2023	1,277,409
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	646,020
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	558,054
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
255,000	3.000	09/01/2022	262,040
415,000	4.000	09/01/2023	445,789
Lake Elsinore Public Financing Authority Local Agency RB Refunding for Community Facilities District No. 88-3 Series 2015 B (AGM) (AA/NR)
1,235,000	5.000	09/01/2020	1,318,918
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
1,495,000	4.000	09/01/2018	1,500,098
1,000,000	4.000	09/01/2019	1,022,590
840,000	5.000	09/01/2021	909,544
Los Angeles County Public Works Financing Authority Lease RB for Multiple Capital Projects II Series 2012 (AA/Aa2)
1,500,000	5.000	08/01/2018	1,504,425
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
3,075,000	4.000	09/01/2019	3,160,239
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
350,000	5.000	08/01/2018	350,976
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (A/NR)
1,965,000	5.000	09/01/2018	1,976,495
1,000,000	5.000	09/01/2019	1,036,820

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Natomas Unified School District GO Refunding Bonds Series 2013 (BAM) (AA/A1)
$410,000	3.000%	09/01/2018	$ 411,144
730,000	4.000	09/01/2020	766,741
650,000	4.000	09/01/2021	693,946
Orange County Sanitation District COPS RB Refunding Certificate Anticipation Notes Series 2016 B (AAA/NR)
21,065,000	2.000	12/15/2018	21,126,931
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District Series 2012 (A-/NR)
385,000	3.000	09/02/2018	385,978
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
450,000	3.000	09/01/2018	450,904
650,000	4.000	09/01/2020	677,489
380,000	4.000	09/01/2022	405,798
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
175,000	2.000	09/01/2018	175,135
725,000	3.000	09/01/2019	733,852
1,000,000	4.000	09/01/2020	1,039,920
675,000	5.000	09/01/2021	732,389
800,000	5.000	09/01/2022	883,880
1,835,000	5.000	09/01/2023	2,058,613
Sacramento County Regional Transit District Farebox RB Series 2012 (ETM) (A-/A3)(a)
730,000	5.000	03/01/2019	747,513
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa3)(d)
(3 Mo. LIBOR + 0.53%),
47,675,000	2.071	12/01/2035	46,133,191
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA/NR)
1,310,000	3.000	09/01/2018	1,313,760
San Bernardino City Unified School District GO Refunding Bonds Series 2013 A (A+/A2)
800,000	5.000	08/01/2018	802,312
San Bernardino City Unified School District GO Refunding Bonds Series 2013 A (AGM) (AA/A2)
150,000	5.000	08/01/2019	155,673
San Diego Public Facilities Financing Authority Sewer RB Series 2009 B (AA+/Aa2)(a)
11,195,000	5.000	05/15/2019	11,542,717
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA+/Aaa)
2,750,000	4.000	06/15/2019	2,820,125
San Juan Unified School District Election of 2012 GO Bonds Series 2014 B (NR/Aa2)
2,000,000	3.000	08/01/2019	2,034,100
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
1,000,000	4.000	09/01/2019	1,027,130
San Ramon Valley Unified School District GO Bonds Series 1998 A (NATL-RE) (AA/Aa1)(e)
2,000,000	0.000	07/01/2018	2,000,000
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE) (AA-/Baa2)
600,000	5.250	09/01/2018	601,770

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
California – (continued)
Stockton Public Financing Authority RB Refunding Series 2016 A (A-/NR)
$710,000	2.000%	09/02/2018	$ 710,653
410,000	2.000	09/02/2019	411,739
Stockton Unified School District GO Refunding Bonds Series 2012 (AGM) (AA/A2)
1,090,000	5.000	07/01/2019	1,128,281
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (BB+/Baa3)
970,000	4.750	06/01/2023	970,204
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(d)
(3 Mo. LIBOR + 0.61%),
3,500,000	2.179	05/15/2030	3,384,535
(3 Mo. LIBOR + 0.74%),
15,000,000	2.309	05/15/2043	13,262,550
Ventura County Capital Appreciation GO Bonds for Conejo Valley Unified School District for Election of 2014 Series A (AGM) (AA/Aa3)(e)
1,775,000	0.000	08/01/2020	1,713,301

			397,009,667

Colorado – 1.8%
City of Boulder Water & Sewer RB Refunding Series 2012 (AAA/Aa1)
1,000,000	5.000	12/01/2020	1,077,620
Colorado E-470 Public Highway Authority Senior RB Refunding Series 2015 A (A/A3)
1,000,000	5.000	09/01/2020	1,062,900
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
500,000	4.000	12/01/2018	504,375
1,000,000	5.000	12/01/2020	1,062,470
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (BBB/NR)
500,000	5.000	06/01/2019	512,870
400,000	5.000	06/01/2020	421,844
700,000	5.000	06/01/2021	753,116
500,000	5.000	06/01/2022	547,655
Denver City & County School District No. 1 GO Refunding Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa2)(a)
4,045,000	5.000	12/01/2021	4,461,433
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(g)
2,000,000	5.000	12/01/2018	2,024,900
2,000,000	5.000	12/01/2019	2,079,060
2,415,000	5.000	12/01/2020	2,568,787
4,110,000	5.000	12/01/2021	4,445,294
4,315,000	5.000	12/01/2022	4,734,418
4,530,000	5.000	12/01/2023	5,010,316
4,760,000	5.000	12/01/2024	5,293,739
Denver Colorado Health and Hospital Authority Healthcare RB Series 2007 B (BBB/NR)(d)
(3 Mo. LIBOR + 1.10%),
16,355,000	2.641	12/01/2033	15,286,855
E-470 Public Highway Authority Senior RB Series 2017 A (A/A3)(b)
(1 Mo. LIBOR + 0.90%),
5,250,000	2.303	09/01/2019	5,267,955

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Colorado – (continued)
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA/Aa2)(a)
$5,925,000	4.000%	12/15/2022	$ 6,434,965
12,000,000	5.000	12/15/2022	13,541,760
University of Colorado Hospital Authority RB Series 2017 C-1 (AA-/Aa3)(b)(c)
6,360,000	4.000	03/01/2020	6,516,265
University of Colorado Hospital Authority RB Series 2017 C-2 (AA-/Aa3)(b)(c)
7,215,000	5.000	03/01/2022	7,828,419

			91,437,016

Connecticut – 3.2%
Connecticut State GO Bonds Series 2013 A (A/A1)
5,195,000	5.000	10/15/2023	5,792,997
Connecticut State GO Bonds Series 2013 C (A/A1)
7,555,000	5.000	07/15/2019	7,797,440
Connecticut State GO Bonds Series 2015 C (A/A1)(d)
(SIFMA Municipal Swap Index Yield + 0.80%, 10.00% Cap),
10,000,000	2.310	06/15/2020	10,058,900
Connecticut State GO Bonds Series 2015 F (A/A1)
6,500,000	5.000	11/15/2021	7,045,480
5,685,000	5.000	11/15/2022	6,264,358
4,435,000	5.000	11/15/2023	4,950,702
Connecticut State GO Bonds Series 2017 A (A/A1)
1,705,000	5.000	04/15/2022	1,859,183
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
18,110,000	3.000	04/15/2022	18,421,492
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (ETM) (AGM) (AA/A2)(a)
1,260,000	4.000	07/01/2018	1,260,000
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-3 (AAA/Aaa)(b)(c)
11,250,000	1.800	02/09/2021	11,210,175
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 B-1 (AAA/Aaa)(b)(c)
4,925,000	5.000	07/01/2020	5,244,386
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(b)(c)
50,000,000	5.000	02/01/2023	56,273,000
Hartford County Metropolitan District GO Refunding Bonds Series 2017 B (SP-1+/NR)
12,000,000	3.000	08/01/2018	12,008,760
New Haven GO Refunding Bonds Series 2015 B (BAM) (AA/Baa1)
6,115,000	5.000	08/15/2021	6,624,013
Town of Hamden GO Refunding Bonds Series 2013 (A/Baa2)
1,685,000	5.000	08/15/2018	1,691,251
2,000,000	5.000	08/15/2019	2,066,560
University of Connecticut RB Refunding Series 2010 A (AA-/A1)
2,775,000	5.000	02/15/2021	2,909,005
West Haven GO Bonds Series 2017 A (BBB/Baa3)
220,000	3.000	11/01/2018	220,240
300,000	3.000	11/01/2019	300,381
400,000	4.000	11/01/2020	407,648
400,000	4.000	11/01/2021	407,604
415,000	5.000	11/01/2022	439,609
400,000	5.000	11/01/2023	426,112
West Haven GO Bonds Series 2017 B (BBB/Baa3)
200,000	3.000	11/01/2019	200,254
390,000	4.000	11/01/2020	397,457
790,000	5.000	11/01/2022	836,847

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Connecticut – (continued)
West Haven GO Refunding Bonds Series 2012 (AGM) (AA/A2)
$2,100,000	4.000%	08/01/2018	$ 2,103,444

			167,217,298

Delaware – 0.5%
Delaware State GO Bonds Series 2014 (AAA/Aaa)(a)
15,000,000	5.000	03/01/2022	16,631,100
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
3,250,000	5.000	02/01/2021	3,513,347
3,500,000	5.000	02/01/2022	3,876,075
1,750,000	5.000	02/01/2023	1,980,178
Delaware Transportation Authority Transportation System Senior RB Refunding Series 2010 A (AA+/Aa2)
1,900,000	5.000	07/01/2019	1,965,588

			27,966,288

District of Columbia – 0.1%
District of Columbia RB for National Public Radio, Inc. Series 2010 A (A+/A2)(a)
3,200,000	5.000	04/01/2020	3,374,432

Florida – 4.4%
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB/NR)
320,000	2.000	05/01/2019	319,632
325,000	2.000	05/01/2020	322,914
335,000	2.250	05/01/2021	333,174
340,000	2.250	05/01/2022	335,073
350,000	2.500	05/01/2023	345,905
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,065,000	2.000	05/01/2019	1,065,075
1,085,000	2.000	05/01/2020	1,082,277
1,110,000	2.125	05/01/2021	1,100,188
1,135,000	2.250	05/01/2022	1,121,005
1,160,000	2.500	05/01/2023	1,149,548
Atlantic Beach Health Care Facilities RB Refunding for Fleet Landing Project Series 2013 A (BBB/NR)
970,000	4.000	11/15/2018	977,634
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (BBB+/NR)
165,000	2.000	05/01/2019	165,309
170,000	2.000	05/01/2020	170,029
170,000	2.000	05/01/2021	169,580
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB+/NR)
580,000	2.300	05/01/2019	582,505
600,000	2.600	05/01/2020	606,528
615,000	3.000	05/01/2021	630,277
500,000	3.125	05/01/2022	515,205
500,000	3.250	05/01/2023	516,945
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
105,000	2.000	05/01/2019	105,196
130,000	2.250	05/01/2020	130,602
130,000	2.250	05/01/2021	130,567
135,000	2.250	05/01/2022	134,802

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
$275,000	3.500%	05/01/2019	$ 278,228
285,000	3.500	05/01/2020	291,700
295,000	3.500	05/01/2021	304,877
305,000	3.500	05/01/2022	316,401
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (BBB-/NR)
175,000	2.000	05/01/2019	174,984
180,000	2.000	05/01/2020	179,646
185,000	2.100	05/01/2021	184,493
185,000	2.375	05/01/2022	184,023
190,000	2.500	05/01/2023	188,117
Broward County School Board COPS Series 2017 C (A+/Aa3)
2,015,000	5.000	07/01/2023	2,279,449
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2)
990,000	1.900	09/01/2020	981,773
1,240,000	2.125	09/01/2022	1,209,769
1,095,000	2.250	09/01/2023	1,071,392
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
215,000	2.000	05/01/2019	215,015
220,000	2.000	05/01/2020	219,175
225,000	2.250	05/01/2021	224,690
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
190,000	3.000	11/01/2018	190,969
195,000	3.250	11/01/2019	199,052
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
1,890,000	5.000	05/01/2019	1,940,841
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (BBB/NR)
810,000	2.000	05/01/2019	808,995
830,000	2.000	05/01/2020	825,120
840,000	2.000	05/01/2021	829,265
860,000	2.125	05/01/2022	842,422
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
117,000	2.125	05/01/2019	117,128
119,000	2.375	05/01/2020	119,349
122,000	2.625	05/01/2021	123,077
126,000	2.750	05/01/2022	127,140
Country Walk Community Development District Special Assessment Senior Lien RB Refunding Series 2015 A-1 (A-/NR)
180,000	2.500	05/01/2019	181,236
185,000	2.750	05/01/2020	187,877
County of Escambia Solid Waste Disposal System RB for Gulf Power Company First Series 2009 (A/A2)(b)(c)
14,400,000	1.800	11/19/2020	14,188,176
County of Miami-Dade RB for Water & Sewer System Series 2010 (A+/Aa3)(a)
17,800,000	5.000	10/01/2020	19,075,548
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
250,000	2.700	05/01/2019	252,125
250,000	3.000	05/01/2020	255,005
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
1,445,000	2.000	05/01/2019	1,447,355
1,475,000	2.000	05/01/2020	1,466,814
1,505,000	2.125	05/01/2021	1,492,915

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (A-/Baa1)
$500,000	5.000%	04/01/2019	$ 511,200
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2008 C (AAA/Aaa)
2,990,000	5.000	06/01/2020	3,083,467
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2011 A (AAA/Aaa)
5,810,000	5.000	06/01/2021	6,158,774
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-1 (AMBAC) (A/A2)(b)(c)
12,550,000	2.770	10/01/2021	12,550,000
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-2 (AMBAC) (A/A2)(c)
5,550,000	2.702	10/01/2021	5,550,000
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-3 (AMBAC) (A/A2)(c)
54,175,000	2.770	10/01/2021	54,175,000
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
220,000	2.000	05/01/2019	220,411
225,000	2.000	05/01/2020	225,038
230,000	2.000	05/01/2021	229,432
235,000	2.500	05/01/2022	236,795
245,000	2.500	05/01/2023	244,995
245,000	2.500	05/01/2024	241,198
255,000	2.750	05/01/2025	250,311
260,000	3.000	05/01/2026	256,594
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)(g)
215,000	3.500	05/01/2019	218,094
225,000	3.500	05/01/2020	231,187
235,000	3.500	05/01/2021	244,047
245,000	3.500	05/01/2022	255,800
250,000	3.500	05/01/2023	261,298
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
175,000	4.000	05/01/2019	178,147
185,000	4.000	05/01/2020	190,123
190,000	4.000	05/01/2021	196,623
200,000	4.000	05/01/2022	208,132
205,000	4.000	05/01/2023	213,862
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
425,000	2.250	05/01/2019	425,897
535,000	2.500	05/01/2020	538,140
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
280,000	2.000	05/01/2019	279,678
285,000	2.250	05/01/2020	284,439
290,000	2.250	05/01/2021	288,419
295,000	2.250	05/01/2022	290,725
305,000	2.500	05/01/2023	301,432
315,000	2.750	05/01/2024	311,642
320,000	3.000	05/01/2025	316,870
Hillsborough County School Board COPS Refunding for Florida Master Lease Program Series 2017 C (AA-/Aa2)
1,350,000	5.000	07/01/2019	1,396,197
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
6,250,000	5.000	11/15/2018	6,327,937

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (BBB+/NR)
$270,000	3.500%	05/01/2019	$ 273,191
275,000	3.500	05/01/2020	281,515
290,000	3.500	05/01/2021	299,790
300,000	3.500	05/01/2022	311,325
305,000	3.500	05/01/2023	317,795
320,000	3.500	05/01/2024	332,659
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (A-/Baa1)
2,220,000	4.000	11/15/2018	2,235,829
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (A+/Aa3)(g)
2,390,000	5.000	03/01/2019	2,444,946
2,510,000	5.000	03/01/2020	2,646,318
2,635,000	5.000	03/01/2021	2,809,806
2,770,000	5.000	03/01/2022	3,007,721
Miami-Dade County IDA Solid Waste Disposal RB for Waste Management Inc. Project Series 2006 (A-/NR)
6,000,000	1.500	10/01/2018	5,994,480
North Broward Hospital District RB Refunding for Broward Health Series 2017 B (BBB+/Baa2)
750,000	5.000	01/01/2019	760,867
1,000,000	5.000	01/01/2020	1,041,540
1,000,000	5.000	01/01/2021	1,064,340
1,000,000	5.000	01/01/2022	1,084,550
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,305,000	5.000	04/01/2019	1,336,399
1,375,000	5.000	04/01/2020	1,447,751
Orlando Utilities Commission, Utility System RB Refunding Series 2017 A (AA/Aa2)(b)(c)
7,340,000	3.000	10/01/2020	7,450,027
Palm Beach County Health Facilities Authority Hospital RB Refunding for Jupiter Medical Center, Inc. Project Series 2013 A (BBB+/Baa2)
630,000	4.000	11/01/2018	634,095
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (BBB/NR)(g)
185,000	3.000	11/01/2020	188,380
190,000	3.000	11/01/2021	193,439
195,000	3.000	11/01/2022	198,329
205,000	3.000	11/01/2023	207,316
210,000	3.000	11/01/2024	210,838
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
485,000	2.000	05/01/2019	484,597
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A/NR)
140,000	2.875	05/01/2019	141,449
Portofino Isles Community Development District Special Assessment Refunding Series 2013 (BBB-/NR)
230,000	3.000	05/01/2019	231,610
Reunion East Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,310,000	4.000	05/01/2020	1,335,506

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (BBB+/NR)
$360,000	2.000%	05/01/2019	$ 360,673
365,000	2.000	05/01/2020	365,062
375,000	2.000	05/01/2021	374,074
385,000	2.500	05/01/2022	387,942
395,000	2.500	05/01/2023	394,992
405,000	2.500	05/01/2024	398,714
415,000	2.750	05/01/2025	407,368
425,000	3.000	05/01/2026	419,433
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
90,000	2.750	05/01/2019	90,802
100,000	3.000	05/01/2020	102,002
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
380,000	2.125	05/01/2019	379,886
390,000	2.250	05/01/2020	389,025
400,000	2.625	05/01/2021	401,568
405,000	2.875	05/01/2022	407,552
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB-/NR)
320,000	2.000	11/01/2018	320,086
325,000	2.000	11/01/2019	324,402
330,000	2.250	11/01/2020	330,294
330,000	2.250	11/01/2021	328,004
335,000	2.250	11/01/2022	329,955
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (BBB/NR)
300,000	2.000	05/01/2019	300,021
310,000	2.000	05/01/2020	308,838
100,000	2.000	05/01/2021	99,182
100,000	2.125	05/01/2022	98,638
100,000	2.375	05/01/2023	98,492
100,000	2.500	05/01/2024	97,710
100,000	2.750	05/01/2025	97,919
100,000	3.000	05/01/2026	98,418
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
345,000	4.125	05/01/2019	350,582
375,000	4.375	05/01/2021	394,594
390,000	4.500	05/01/2022	416,087
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB+/NR)
115,000	2.875	05/01/2019	116,038
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
245,000	2.000	05/01/2019	245,299
250,000	2.000	05/01/2020	250,220
255,000	2.250	05/01/2021	251,680
260,000	2.250	05/01/2022	254,176
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
175,000	2.000	05/01/2019	175,327
175,000	2.000	05/01/2020	175,030
180,000	2.250	05/01/2021	180,785
185,000	2.250	05/01/2022	184,728

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
$960,000	2.000%	05/01/2019	$ 960,144
980,000	2.000	05/01/2020	977,540
1,000,000	2.125	05/01/2021	992,780
1,020,000	2.250	05/01/2022	1,009,627
1,045,000	2.500	05/01/2023	1,037,925
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
110,000	3.250	05/01/2019	111,430
115,000	3.500	05/01/2020	118,329
115,000	3.750	05/01/2021	120,277
125,000	3.875	05/01/2022	131,843
125,000	4.000	05/01/2023	131,380
135,000	4.125	05/01/2024	142,754
140,000	4.150	05/01/2025	147,279
145,000	4.250	05/01/2026	152,630
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
400,000	2.300	05/01/2019	401,008
125,000	2.600	05/01/2020	125,866
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (BBB/NR)
160,000	2.000	05/01/2019	160,142
160,000	2.000	05/01/2020	159,685
350,000	2.250	05/01/2021	349,517
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A+/NR)
235,000	2.875	05/01/2019	237,277
240,000	3.000	05/01/2020	244,935
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(g)
300,000	2.250	05/01/2019	300,633
305,000	2.500	05/01/2020	306,571
315,000	2.750	05/01/2021	318,852
325,000	3.000	05/01/2022	330,889
335,000	3.100	05/01/2023	340,866
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
760,000	4.500	05/01/2023	807,698
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
250,000	4.000	05/01/2019	254,640
345,000	4.000	05/01/2020	358,010
355,000	4.000	05/01/2021	368,259
375,000	4.000	05/01/2022	392,048
395,000	4.000	05/01/2023	415,157
415,000	4.000	05/01/2024	436,115
320,000	4.000	05/01/2025	334,979
Village Community Development District No. 7 Special Assessment RB Refunding Series 2015 (A/NR)
1,410,000	3.000	05/01/2019	1,424,861
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
195,000	2.000	11/01/2018	194,988
195,000	2.000	11/01/2019	194,388
200,000	2.250	11/01/2020	199,726
205,000	2.250	11/01/2021	203,112
210,000	2.250	11/01/2022	205,993
215,000	2.500	11/01/2023	211,091

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Florida – (continued)
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
$385,000	2.000%	05/01/2019	$ 385,720
390,000	2.375	05/01/2020	392,675
400,000	2.625	05/01/2021	405,840
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
95,000	2.875	05/01/2019	95,943

			228,139,443

Georgia – 3.8%
Atlanta Water & Wastewater RB Refunding Series 2009 A (AA-/Aa2)(a)
5,645,000	6.000	11/01/2019	5,971,394
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (A-/A3)(b)(c)
6,500,000	1.850	08/22/2019	6,489,795
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corporation Vogtle Series 2017 F (A-/Baa1)(b)(c)
29,150,000	3.000	02/01/2023	29,038,356
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (BBB/A3)
575,000	5.000	12/01/2021	625,841
500,000	5.000	12/01/2022	552,770
500,000	5.000	12/01/2023	562,080
City of Augusta GO Bonds Series 2016 (NR/Aa2)
12,810,000	5.000	10/01/2019	13,350,710
12,135,000	5.000	10/01/2020	12,990,639
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/Aa1)
34,820,000	4.000	10/01/2020	36,551,947
31,115,000	4.000	10/01/2021	33,191,304
18,845,000	4.000	10/01/2022	20,395,001
Georgia State GO Refunding Bonds Series 2011 E-2 (AAA/Aaa)
9,265,000	5.000	09/01/2021	10,168,893
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(d)
(3 Mo. LIBOR + 0.60%),
12,800,000	2.149	10/01/2024	12,790,656
Public Gas Partners Inc., Gas Project RB for Gas Supply Pool No. 1 Series 2009 A (A+/WR)
5,950,000	5.000	10/01/2019	6,189,131
Richmond County Development Authority RB Subordinate Series 1991 C (ETM) (NR/Aaa)(a)(e)
10,130,000	0.000	12/01/2021	9,452,404

			198,320,921

Guam – 0.4%
Guam Government Limited Obligation RB Section 30 Series 2016 A (BBB+/NR)
1,000,000	5.000	12/01/2018	1,012,030
1,500,000	5.000	12/01/2019	1,559,295
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (A/NR)
265,000	4.000	11/15/2018	267,027
3,775,000	5.000	11/15/2021	4,100,707
Guam Power Authority RB Series 2010 A (BBB/Baa2)(a)
7,495,000	5.500	10/01/2020	8,093,476

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
$310,000	5.000%	07/01/2021	$ 333,433
500,000	5.000	07/01/2022	548,035
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
100,000	5.000	07/01/2019	102,899
400,000	5.000	07/01/2021	430,236
400,000	5.000	07/01/2022	438,428
500,000	5.000	07/01/2023	555,360
400,000	5.000	07/01/2024	448,660
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)(f)
250,000	5.000	07/01/2019	257,110
800,000	5.000	07/01/2022	872,328
500,000	5.000	07/01/2023	551,945

			19,570,969

Hawaii – 0.5%
Hawaii Pacific Health RB for Hawaii Pacific Health Obligated Group Series 2010 A (AA-/A1)(a)
11,500,000	5.500	07/01/2020	12,358,130
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/Aa1)
7,545,000	3.000	10/01/2021	7,816,846
Honolulu City & County GO Bonds Series 2012 B (AA+/Aa1)
3,000,000	5.000	11/01/2022	3,373,920
Honolulu City & County GO Bonds Series 2017 A (AA+/Aa1)
4,370,000	5.000	09/01/2021	4,787,860

			28,336,756

Illinois – 8.7%
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL-RE-IBC FGIC) (B/Baa2)
1,600,000	5.250	12/01/2020	1,687,680
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (B/Baa2)(e)
6,595,000	0.000	12/01/2019	6,332,453
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
500,000	5.000	12/01/2022	542,955
2,000,000	5.000	12/01/2023	2,194,180
4,100,000	5.000	12/01/2024	4,532,099
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series C (BBB+/Ba1)(e)
4,645,000	0.000	01/01/2023	3,848,382
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL-RE) (BBB+/Baa2)
10,020,000	5.500	01/01/2023	10,783,524
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
4,980,000	5.000	01/01/2023	5,277,555
Chicago Illinois GO Bonds Project and Refunding Series 2009 A (BBB+/Ba1)
5,400,000	5.000	01/01/2022	5,535,972
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,125,000	5.000	01/01/2022	2,233,991
Chicago Illinois GO Refunding Bonds Capital Appreciation Series 2007 C (NATL-RE) (BBB+/Baa2)
4,400,000	5.000	01/01/2030	4,410,956
Chicago Illinois GO Refunding Bonds Series 2012 C (BBB+/Ba1)
14,445,000	5.000	01/01/2022	15,185,884

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
$1,495,000	5.000%	01/01/2020	$ 1,539,700
2,000,000	5.000	01/01/2021	2,090,040
16,000,000	5.000	01/01/2022	16,820,640
13,405,000	5.000	01/01/2023	14,205,949
Chicago Illinois Midway Airport Second Lien RB Refunding Series 2014 B (A/A3)
400,000	5.000	01/01/2019	406,752
Chicago Illinois Modern Schools Across Chicago Program GO Bonds Series 2010 A (BBB+/Ba1)
1,080,000	5.000	12/01/2019	1,110,197
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 B (A/NR)
4,000,000	5.000	01/01/2021	4,283,480
Chicago Illinois Sales Tax Refunding RMKT 06/09/15 Series 2002 (ETM) (BBB-/NR)(a)
1,250,000	5.000	01/01/2021	1,344,925
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Project Series 2008 C (A/NR)
1,000,000	5.000	01/01/2021	1,067,100
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (A/NR)
2,050,000	5.000	01/01/2021	2,187,555
1,450,000	5.000	01/01/2022	1,579,209
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (A/NR)
600,000	5.000	01/01/2021	640,260
1,660,000	5.000	01/01/2022	1,807,923
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
2,500,000	5.000	11/01/2020	2,664,975
Chicago Illinois Waterworks RB Refunding Second Lien Project Series 2017-2 (A/NR)
2,500,000	5.000	11/01/2019	2,599,050
1,400,000	5.000	11/01/2020	1,492,386
1,000,000	5.000	11/01/2021	1,085,990
Cook County Illinois GO Refunding Bonds Series 2012 C (AA-/A2)
1,500,000	5.000	11/15/2019	1,560,750
1,000,000	4.000	11/15/2020	1,043,620
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
690,000	4.000	12/01/2019	710,562
675,000	4.000	12/01/2020	703,856
710,000	4.000	12/01/2021	749,128
800,000	4.000	12/01/2022	849,120
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-1 (AA-/Aa2)(b)(c)
7,625,000	1.800	02/13/2020	7,605,709
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA-/Aa2)(b)(c)
6,000,000	1.550	02/13/2020	5,961,120
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (BBB/NR)
125,000	3.000	12/01/2018	125,584
200,000	3.000	12/01/2019	202,348
400,000	4.000	12/01/2020	414,900
425,000	4.000	12/01/2021	442,739
300,000	5.000	12/01/2022	324,351
450,000	5.000	12/01/2023	489,474
Illinois Finance Authority RB for Prairie Power, Inc. Project RMKT 05/08/17 Series 2017 A (A/NR)(b)(c)
6,825,000	1.750	05/06/2020	6,772,243

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Trinity Health Credit Group Series 2011 L (AA-/Aa3)(a)
$6,960,000	5.000%	12/01/2021	$ 7,640,201
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
2,055,000	3.250	05/15/2022	2,088,168
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa1)
255,000	4.000	09/01/2020	264,848
500,000	4.000	09/01/2021	523,890
Illinois Finance Authority RB Refunding for Northwestern Memorial Healthcare Series 2017 B (AA+/Aa2)(b)(c)
3,365,000	5.000	12/15/2022	3,763,820
Illinois Sales Tax Securitization Corp. RB Refunding Series 2017 A (AA/NR)
300,000	5.000	01/01/2020	313,323
500,000	5.000	01/01/2021	534,555
1,000,000	5.000	01/01/2022	1,090,510
1,500,000	5.000	01/01/2023	1,662,525
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
14,360,000	4.000	01/01/2019	14,474,305
2,475,000	5.000	03/01/2019	2,516,209
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
3,645,000	5.000	07/01/2019	3,732,844
3,990,000	5.500	07/01/2024	4,294,038
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
3,775,000	5.000	02/01/2019	3,831,361
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
8,600,000	5.000	12/01/2020	8,942,022
Illinois State GO Bonds Series 2017 B (BBB-/Baa3)
8,000,000	5.000	11/01/2019	8,250,800
4,750,000	5.000	12/01/2020	4,938,907
9,000,000	5.000	12/01/2021	9,453,870
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
10,630,000	5.000	11/01/2021	11,153,528
21,810,000	5.000	11/01/2022	23,058,404
15,000,000	5.000	11/01/2023	15,919,500
44,500,000	5.000	11/01/2024	47,347,555
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
12,500,000	5.000	05/01/2021	13,041,125
Illinois State GO Bonds Series 2018 B (BBB-/Baa3)
5,000,000	5.000	05/01/2019	5,101,200
5,000,000	5.000	05/01/2021	5,216,450
Illinois State GO Refunding Bonds Series 2009 A (BBB-/Baa3)
16,000,000	4.000	09/01/2020	16,018,400
Illinois State GO Refunding Bonds Series 2010 (BBB-/Baa3)
16,490,000	5.000	01/01/2020	16,939,188
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
7,295,000	5.000	08/01/2019	7,483,649
1,000,000	5.000	08/01/2021	1,046,350
Illinois State GO Refunding Bonds Series 2016 (BBB-/Baa3)
20,000,000	5.000	02/01/2020	20,570,800
Illinois State Sales Tax RB Junior Obligation Series 2016 A (AA-/NR)
1,475,000	5.000	06/15/2022	1,609,948
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (AA-/NR)
675,000	4.000	06/15/2021	704,592
2,875,000	5.000	06/15/2022	3,138,034
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (AA-/NR)
3,185,000	4.000	06/15/2021	3,324,630
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2017 (A/NR)
5,000,000	5.000	06/01/2022	5,492,250

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Illinois – (continued)
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
$2,000,000	5.000%	03/01/2021	$ 2,143,920
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
3,245,000	5.000	02/01/2023	3,426,655
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
2,000,000	5.000	02/01/2019	2,029,860
2,360,000	5.000	02/01/2023	2,492,113
University of Illinois Board Trustees COP RB Refunding Series 2016 A (A-/A1)
5,250,000	5.000	08/15/2020	5,550,038
5,000,000	5.000	08/15/2021	5,384,900
Will & Kendall Counties Community Consolidated School District No. 202 GO Refunding Bonds Series 2017 (NR/Aa2)
9,650,000	2.000	01/01/2019	9,668,914

			453,625,465

Indiana – 0.8%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2008 (A-/A1)(b)(c)
15,000,000	1.850	10/01/2019	14,957,700
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (ETM) (NR/WR)(a)
4,585,000	5.625	08/01/2018	4,599,764
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
855,000	5.000	05/01/2020	902,846
Indiana Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (A+/NR)
500,000	5.000	03/01/2019	511,160
650,000	5.000	03/01/2020	683,871
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group RB RMKT 08/01/17 Series 2005 A-5 (AA/Aa3)(b)(c)
5,535,000	1.350	08/04/2020	5,454,023
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group RB Series 2005 A-9 (AA+/Aa3)(b)(c)
4,505,000	1.375	05/01/2020	4,450,670
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group RB Series 2005 A-9 (NR/NR)(a)(b)(c)
95,000	1.375	05/01/2020	93,686
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (AA+/NR)
375,000	5.000	07/15/2020	398,385
465,000	3.000	01/15/2021	474,346
250,000	5.000	07/15/2021	270,200
405,000	3.000	01/15/2022	414,704
200,000	5.000	07/15/2022	220,522
300,000	5.000	01/15/2023	333,996
375,000	3.000	07/15/2023	384,173
Rockport City PCRB Refunding for Indiana Michigan Power Co. Project Series 2009 B (A-/A3)
10,000,000	3.050	06/01/2025	10,030,800

			44,180,846

Iowa – 0.1%
Iowa Finance Authority State Revolving RB Series 2011 (AAA/Aaa)(a)
5,000,000	5.000	08/01/2021	5,462,750

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Kansas – 0.5%
Johnson County Public Building Commission RB Refunding for Kansas Lease Purchase Series 2015 B (AAA/Aaa)
$2,735,000	2.000%	09/01/2019	$ 2,749,714
3,810,000	2.000	09/01/2020	3,834,918
Johnson County Unified School District No. 229 GO Bonds for Kansas Blue Valley Series 2015 B (AA+/Aaa)
4,725,000	5.000	10/01/2019	4,921,466
Johnson County Unified School District No. 229 GO Bonds for Kansas Blue Valley Series 2017 A (AA+/Aaa)
5,955,000	5.000	10/01/2020	6,387,154
Sedgwick County Kansas Unified School District No. 259 GO Refunding and Improvement Bonds Series 2015 A (NR/Aa2)
3,455,000	4.000	10/01/2020	3,623,742
3,000,000	4.000	10/01/2021	3,196,260

			24,713,254

Kentucky – 0.8%
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (BB+/Baa3)
350,000	5.000	06/01/2019	357,476
500,000	5.000	06/01/2020	520,605
1,100,000	5.000	06/01/2021	1,163,382
2,450,000	5.000	06/01/2022	2,628,556
1,000,000	5.000	06/01/2023	1,085,440
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A3)
655,000	4.000	04/01/2019	665,840
785,000	4.000	04/01/2020	812,177
775,000	4.000	04/01/2021	812,572
1,210,000	4.000	04/01/2022	1,282,467
Kentucky State Property and Buildings Commission for Project 117 RB Refunding Series 2017 D (A+/A1)
4,000,000	5.000	05/01/2021	4,306,440
Kentucky State Property and Buildings Commission for Project 99 RB Refunding Series 2010 A (A-/A1)
4,480,000	5.000	11/01/2018	4,531,117
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (AA-/Aa3)(a)
3,490,000	5.000	07/01/2022	3,891,454
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2016 A (AA-/Aa3)
950,000	2.000	07/01/2020	952,774
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Company Project RMKT 06/01/17 Series 2017 A (A/A1)(b)(c)
4,000,000	1.250	06/03/2019	3,977,920
Louisville & Jefferson County Metropolitan Sewer District RB for Sewer & Drainage System Series 2009 B (AA/Aa3)
2,000,000	5.000	05/15/2019	2,060,900
Louisville & Jefferson County PCRB for Louisville Gas & Electric Company Project RMKT 04/03/17 Series 2003 A (A/A1)(b)(c)
6,000,000	1.500	04/01/2019	5,984,520
University of Louisville General Receipts RB Refunding Series 2016 C (A+/A1)
4,680,000	3.000	09/01/2021	4,813,895

			39,847,535

Louisiana – 0.7%
City of Shreveport Louisiana Water and Sewer RB Refunding Series 2014 A (BAM) (AA/A3)
3,000,000	5.000	12/01/2019	3,141,300

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bonds – (continued)
Louisiana – (continued)
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (AA+/A1)
$680,000	2.000%		07/15/2018	$ 680,116
1,040,000	4.000		07/15/2018	1,040,863
1,000,000	5.000		07/15/2019	1,033,440
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Southeastern Louisiana Student Series 2004 B (NATL-RE) (NR/A3)(c)
10,675,000	2.643		08/01/2034	10,001,834
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
735,000	2.250		10/01/2021	739,123
815,000	5.000		10/01/2021	889,532
800,000	2.500		10/01/2022	809,008
950,000	5.000		10/01/2022	1,056,381
Louisiana State GO Bonds Series 2011 A (NR/Aa3)
6,000,000	5.000	(a)	09/01/2020	6,410,340
2,750,000	5.000	(a)	08/01/2022	3,077,195
5,000,000	5.000		08/01/2022	5,561,700

				34,440,832

Maine – 0.1%
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
685,000	5.000		10/01/2019	713,564
1,985,000	4.000		10/01/2020	2,080,141
1,345,000	4.000		10/01/2021	1,429,937
Maine Turnpike Authority RB Refunding Series 2014 (AA-/Aa3)
1,430,000	5.000		07/01/2020	1,521,277

				5,744,919

Maryland – 2.9%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BBB-/NR)
200,000	3.000		09/01/2018	200,438
350,000	4.000		09/01/2019	357,987
500,000	5.000		09/01/2020	529,375
500,000	5.000		09/01/2021	540,125
500,000	5.000		09/01/2022	548,885
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AAA/Aa1)
3,055,000	4.000		11/01/2018	3,081,029
City of Baltimore RB for Water Projects Series 2002 Subseries B (NATL-RE) (AA/Aa3)(c)
11,350,000	2.912		07/01/2037	10,289,229
City of Baltimore RB for Water Projects Series 2002 Subseries C (AA-/A1)(c)
7,025,000	2.912		07/05/2018	6,298,896
County of Anne Arundel GO Refunding Bonds for Consolidated General Improvements Series 2015 (AAA/Aa1)
6,220,000	5.000		04/01/2019	6,382,777
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2012 (AAA/Aaa)
2,000,000	5.000		08/01/2022	2,237,960
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (AAA/Aaa)
2,825,000	5.000		03/01/2023	3,197,617
County of Baltimore GO Bonds Series 2018 (SP-1+/MIG1)
25,000,000	4.000		03/18/2019	25,447,250

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Maryland – (continued)
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (AAA/Aaa)(a)
$14,455,000	5.000%	11/01/2023	$ 16,588,558
Howard County GO Bonds Consolidated Public Improvement Project & Refunding Series 2014 A (AAA/Aaa)
2,590,000	5.000	02/15/2022	2,867,389
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
600,000	4.000	06/01/2020	624,336
660,000	4.000	06/01/2021	696,755
Maryland State GO Bonds for State & Local Facilities Loan First Series 2018 A (AAA/Aaa)
10,470,000	5.000	03/15/2022	11,620,130
Maryland State GO Bonds for State & Local Facilities Loan Second Series 2012 B (AAA/Aaa)(a)
17,850,000	4.000	08/01/2020	18,688,236
Maryland State GO Bonds for State & Local Facilities Loan Second Series 2014 B (AAA/Aaa)(a)
19,845,000	5.000	08/01/2022	22,164,881
Maryland State GO Bonds for State & Local Facilities Loan Series 2013 B (AAA/Aaa)(a)
5,140,000	5.000	03/01/2021	5,550,069
Montgomery County GO Consolidated Public Improvement Refunding Bonds Series 2017 D (AAA/Aaa)
8,200,000	3.000	11/01/2022	8,548,582
University Maryland System Auxiliary Facility & Tuition RB Series 2018 A (AA+/Aa1)
1,560,000	5.000	04/01/2020	1,649,185
1,595,000	5.000	04/01/2022	1,770,402
1,075,000	5.000	04/01/2023	1,218,169

			151,098,260

Massachusetts – 4.8%
City of Worcester Municipal Purpose Loan GO Bonds Series 2018 A (AA-/Aa3)
4,105,000	5.000	01/15/2021	4,426,750
Massachusetts Bay Transportation Authority RB Series 2017 (AA/Aa3)
50,000,000	4.000	12/01/2021	53,468,500
Massachusetts Bay Transportation Authority Sales Tax RB Refunding for Capital Appreciation Senior Series 2016 A (AA/Aa2)(e)
7,000,000	0.000	07/01/2021	6,591,130
Massachusetts Commonwealth GO Refunding Bonds Series 2017 A (AA/Aa1)(d)
(SIFMA Municipal Swap Index Yield + 0.47%),
40,000,000	1.980	02/01/2019	40,015,600
Massachusetts Commonwealth Transportation Fund RB for Accelerated Bridge Program Series 2012 A (AAA/Aa1)(a)
10,000,000	5.000	06/01/2021	10,894,500
Massachusetts Commonwealth Transportation Fund RB for Rail Enhancement Program Series 2015 A (AAA/Aa1)
11,155,000	5.000	06/01/2021	12,156,161
Massachusetts Development Finance Agency RB for Harvard University Series 2009 A (NR/NR)(a)
28,790,000	5.500	11/15/2018	29,221,562
Massachusetts State Development Finance Agency RB Refunding for Boston University Issue Series Z-1 (A+/Aa3)
10,000,000	1.500	08/01/2019	9,993,600

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(d)
(3 Mo. LIBOR + 0.57%),
$14,660,000	2.150%	05/01/2037	$ 14,120,365
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (AA+/Aa1)(d)
(3 Mo. LIBOR + 0.57%),
33,240,000	2.150	05/01/2037	32,016,436
Massachusetts State GO Refunding Bonds Series 2007 A (AA/Aa1)(d)
(3 Mo. LIBOR + 0.55%),
38,000,000	2.130	11/01/2025	37,822,920
Massachusetts State Health & Educational Facilities Authority RB for Foundation of Massachusetts Eye & Ear Obligated Group Series 2010 C (NR/WR)(a)
1,500,000	5.375	07/01/2020	1,605,210

			252,332,734

Michigan – 2.5%
Allen Park Public School District GO Refunding Bonds Series 2016 (Q-SBLF) (AA-/NR)
3,635,000	5.000	05/01/2021	3,936,378
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA-/NR)
2,500,000	5.000	05/01/2022	2,767,200
1,275,000	5.000	11/01/2022	1,424,366
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/A2)
3,015,000	5.250	07/01/2020	3,216,040
Detroit Michigan Sewage Disposal System RB Senior Lien RMKT 06/17/09 Series 2003 B (AGM) (AA/NR)(a)
1,800,000	7.500	07/01/2019	1,903,806
Macomb County Michigan L’anse Creuse Public Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (AA-/NR)
1,250,000	5.000	05/01/2020	1,320,650
Macomb County Michigan Roseville Community Schools Unlimited Tax GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
900,000	5.000	05/01/2019	925,650
Michigan Finance Authority Hospital Project RB Refunding Ascension Senior Credit Series 2016 E-1 (AA+/Aa2)(b)(c)
3,000,000	1.100	08/15/2019	2,974,890
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A+/A1)
2,300,000	4.000	08/01/2020	2,399,360
3,635,000	5.000	08/01/2021	3,955,462
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A3)
200,000	5.000	11/15/2020	213,558
500,000	5.000	11/15/2021	544,330
Michigan Finance Authority Local Government Loan Program RB for City of Detroit Distributable State Aid Fourth Lien Utgo Refunding Local Project Bonds Series 2016 C-3 (MUN GOVT GTD) (A+/Aa2)
3,500,000	5.000	04/01/2020	3,661,175
1,510,000	5.000	04/01/2021	1,611,125
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (A/NR)
500,000	3.400	10/01/2020	508,105
500,000	3.600	10/01/2021	511,995
500,000	3.800	10/01/2022	515,410

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A2)
$5,125,000	5.000%	07/01/2021	$ 5,544,840

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-5 (NATL-RE) (A-/A3)

1,500,000	5.000	07/01/2018	1,500,000
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A2)
3,165,000	5.000	07/01/2020	3,349,108
10,000,000	5.000	07/01/2021	10,819,200
9,225,000	5.000	07/01/2022	10,188,920
5,000,000	5.000	07/01/2023	5,628,500
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3 (NATL-RE) (A-/A3)
7,410,000	5.000	07/01/2018	7,410,000
5,000,000	5.000	07/01/2019	5,159,500
1,390,000	5.000	07/01/2020	1,470,578
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (A-/A3)
700,000	5.000	07/01/2019	722,330
375,000	5.000	07/01/2020	396,739
750,000	5.000	07/01/2021	811,215
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (A-/NR)
1,400,000	4.000	07/01/2018	1,400,000
1,125,000	5.000	07/01/2019	1,162,136
1,200,000	5.000	07/01/2020	1,262,328
Michigan Finance Authority Local Government Loan Program RB Refunding for Regional Convention Facility Local Project Series 2014 H-1 (AA-/NR)
1,135,000	5.000	10/01/2018	1,144,852
825,000	5.000	10/01/2019	857,736
1,140,000	5.000	10/01/2020	1,181,656
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
4,085,000	5.000	01/01/2020	4,222,705
Michigan Flushing Community Schools Unlimited Tax GO Refunding Bonds Series 2015 (Q-SBLF) (NR/Aa1)
1,040,000	4.000	05/01/2019	1,060,166
500,000	4.000	05/01/2020	519,315
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/01/17 Series 2010 F-2 (AA+/Aa2)(b)(c)
2,600,000	1.900	04/01/2021	2,592,382
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/15/17 Series 2010 F-5 (AA+/Aa2)(b)(c)
4,400,000	2.400	03/15/2023	4,425,300
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project RMKT 09/01/16 Series 2008 ET-2 (A/Aa3)(b)(c)
2,000,000	1.450	09/01/2021	1,924,120

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(b)(c)
$4,000,000	1.450%	09/01/2021	$ 3,848,240
Pinckney Community Schools Livingston and Washtenaw County GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
2,475,000	5.000	05/01/2020	2,614,887
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (AA-/NR)
700,000	4.000	05/01/2019	714,448
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2014 D (A+/A1)
1,500,000	5.000	09/01/2019	1,555,755
St. Clair County Michigan East China School District 2015 School Bus GO Refunding Bonds Series I (Q-SBLF) (AA-/NR)
3,170,000	3.000	05/01/2019	3,205,536
University of Michigan General RB RMKT 02/26/18 Series 2012 E (AAA/Aaa)(b)
(SIFMA Municipal Swap Index Yield + 0.27%, 12.00% Cap),
3,980,000	1.330	04/01/2022	3,979,881
Warren Consolidated School District Unlimited Tax GO Refunding Bonds Series 2016 B (BAM) (AA/NR)
1,790,000	5.000	05/01/2019	1,838,616
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 A (Q-SBLF) (AA-/NR)
1,420,000	4.000	05/01/2019	1,446,937
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2016 A (Q-SBLF) (AA-/NR)
1,000,000	5.000	05/01/2021	1,075,190
1,000,000	5.000	05/01/2022	1,097,200
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,270,000	5.000	12/01/2018	1,287,971
1,385,000	5.000	12/01/2019	1,447,851
Western Township Utilities Authority Sewage Disposal System Limited Tax RB for Series 2012 (MUN GOVT GTD) (AA/NR)
1,000,000	4.000	01/01/2019	1,011,670

			132,267,308

Minnesota – 0.7%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AA+/NR)(e)
675,000	0.000	02/01/2021	636,768
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corporation Series 2017 (NR/Baa1)
500,000	4.000	05/01/2021	524,250
500,000	4.000	05/01/2022	530,020
500,000	5.000	05/01/2023	557,220
Minneapolis Minnesota Various Purpose GO Improvement Bonds Series 2016 (AAA/Aa1)
10,000,000	2.000	12/01/2020	10,051,600
Minnesota State Trunk Highway GO Bonds Series 2017 B (AA+/Aa1)
5,700,000	5.000	10/01/2022	6,409,650
Minnesota State Various Purpose GO Refunding Bonds Series 2015 A (AA+/Aa1)
9,800,000	5.000	08/01/2021	10,728,550
Minnesota State Various Purpose GO Refunding Bonds Series 2016 D (AA+/Aa1)
6,295,000	5.000	08/01/2021	6,891,451

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Minnesota – (continued)
University of Minnesota GO Bonds Series 2017 (AA/Aa1)
$1,700,000	4.000%	09/01/2019	$ 1,748,314

			38,077,823

Mississippi – 0.4%
Jackson County PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (AA-/Aa2)(b)(c)
7,000,000	1.650	07/04/2018	7,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone RB for Chevron U.S.A, Inc. Project Series 2010 G (AA-/Aa2)(b)(c)
7,695,000	1.530	07/04/2018	7,695,000
Mississippi State GO Refunding Bonds Series 2017 B (AA/Aa2)(b)
(1 Mo. LIBOR + 0.33%, 11.00% Cap),
7,000,000	1.658	09/01/2020	7,013,790

			21,708,790

Missouri – 0.6%
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Baa3)
300,000	5.000	03/01/2019	305,514
325,000	5.000	03/01/2020	338,887
400,000	5.000	03/01/2021	423,880
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
960,000	4.000	06/01/2019	979,862
1,000,000	4.000	06/01/2020	1,039,980
Missouri State Highways and Transportation Commission Second Lien GO Refunding State Road Bonds Series 2014 B (AAA/Aa1)
24,275,000	5.000	05/01/2019	24,985,044
St. Louis Airport RB Refunding for Lambert St. Louis International Airport Series 2013 (A-/A3)
765,000	5.000	07/01/2018	765,000
St. Louis County Rockwood School District GO Refunding Bonds Series 2017 (AAA/NR)
3,995,000	5.000	02/01/2021	4,319,754

			33,157,921

Montana – 0.2%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
275,000	4.000	07/01/2019	281,622
240,000	4.000	07/01/2020	250,490
210,000	4.000	07/01/2021	222,338
310,000	5.000	07/01/2022	345,405
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A3)
8,750,000	2.000	08/01/2023	8,506,750
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (NR/Aa2)
500,000	4.000	12/01/2020	525,835
510,000	4.000	12/01/2021	544,506
260,000	5.000	06/01/2022	289,198
445,000	5.000	12/01/2022	500,287

			11,466,431

Nebraska – 0.5%
City of Lincoln Electric System RB Refunding Series 2012 (AA/NR)
2,615,000	5.000	09/01/2021	2,863,347
Gas Supply RB Refunding for Central Plains Energy Project Series 2014 (NR/A1)(b)(c)
20,000,000	5.000	12/01/2019	20,870,400

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Nebraska – (continued)
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
$750,000	4.000%	11/01/2019	$ 771,540
690,000	4.000	11/01/2020	717,379

			25,222,666

Nevada – 0.9%
Clark County Pollution Control RB Refunding for Nevada Power Company Project Series 2017 (A+/A2)(b)(c)
1,850,000	1.600	05/21/2020	1,833,331
Clark County School District Limited Tax GO Refunding Bonds Series 2015 B (A+/A1)
10,300,000	5.000	06/15/2019	10,626,819
Clark County Water Reclamation District GO Refunding Bonds for Water Reclamation Series 2016 (AAA/Aa1)
3,640,000	5.000	07/01/2022	4,060,202
Las Vegas Valley Nevada Water District GO Refunding Bonds Series 2018 B (AA+/Aa1)
9,010,000	5.000	06/01/2021	9,807,926
Nevada State Limited Tax GO Refunding Bonds for Capital Improvement Series 2015 D (AA/Aa2)
18,085,000	5.000	04/01/2021	19,592,023

			45,920,301

New Hampshire – 1.0%
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (AA-/A1)(c)
50,475,000	3.064	05/01/2021	50,475,000

New Jersey – 6.2%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
220,000	5.000	03/01/2020	229,988
500,000	5.000	03/01/2023	549,570
Burlington County New Jersey GO Bonds Series 2015 A (AA/Aa2)
1,275,000	2.000	05/01/2019	1,280,737
East Brunswick Township Board of Education Refunding Bonds Series 2012 (SCH BD RES FD) (NR/Aa2)
1,130,000	4.000	11/01/2018	1,139,582
1,300,000	5.000	11/01/2019	1,357,460
Hudson County New Jersey GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
725,000	4.000	02/15/2020	750,527
1,025,000	4.000	02/15/2021	1,077,531
Mercer County New Jersey GO Bonds Series 2016 (AA+/NR)
2,000,000	1.500	07/15/2021	1,975,360
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (BBB-/NR)
180,000	4.000	07/01/2021	186,531
220,000	4.000	01/01/2022	228,582
225,000	4.000	07/01/2022	234,531
270,000	4.000	01/01/2023	282,199
275,000	4.000	07/01/2023	288,057
320,000	4.000	01/01/2024	335,270
325,000	4.000	07/01/2024	340,889
New Jersey Economic Development Authority RB for School Facilities Construction Bonds Series 2011 GG (ETM) (ST APPROP) (NR/Baa1)(a)
4,485,000	5.000	09/01/2019	4,659,646

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for School Facilities Construction Series 2017 DDD (BBB+/Baa1)
$500,000	5.000%	06/15/2019	$ 513,945
600,000	5.000	06/15/2020	628,134
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,835,000	4.000	06/01/2021	1,925,502
1,000,000	4.000	06/01/2022	1,058,610
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (BBB+/Baa1)(d)
(SIFMA Municipal Swap Index Yield + 1.25%),
13,315,000	2.760	09/01/2025	13,063,746
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB-/Baa2)
1,265,000	4.000	07/01/2018	1,265,000
New Jersey Educational Facilities Authority RB Refunding for New Jersey City University Series 2016 D (AGM) (AA/A2)
2,150,000	3.000	07/01/2020	2,201,600
2,210,000	3.000	07/01/2021	2,268,079
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (A-/NR)
630,000	4.000	07/01/2018	630,000
315,000	5.000	07/01/2020	333,894
485,000	5.000	07/01/2021	525,318
440,000	5.000	07/01/2022	486,332
New Jersey Health Care Facilities Financing Authority RB for Princeton Healthcare System Issue Series 2016 A (AA/Aa3)
750,000	5.000	07/01/2021	816,225
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2012 A (A+/A1)
400,000	5.000	07/01/2018	400,000
New Jersey Health Care Facilities Financing Authority RB Refunding for Robert Wood Johnson University Hospital Series 2010 (NR/WR)(a)
5,000,000	5.000	01/01/2020	5,240,950
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
4,300,000	5.000	07/01/2018	4,300,000
1,530,000	5.000	07/01/2019	1,572,059
1,000,000	5.000	07/01/2020	1,053,540
1,000,000	5.000	07/01/2021	1,075,590
1,240,000	5.000	07/01/2022	1,360,119
New Jersey State Transit Corp. Refunding Grant Anticipation Notes Series 2014 A (A/A3)
7,500,000	5.000	09/15/2018	7,549,275
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A2)
22,000,000	5.000	01/01/2020	23,033,560
New Jersey State Turnpike Authority RB Refunding Series 2017 C-1 (A+/A2)(d)
(1 Mo. LIBOR + 0.34%, 8.00% Cap),
1,290,000	1.728	01/01/2021	1,290,942
New Jersey State Turnpike Authority RB Refunding Series 2017 C-2 (A+/A2)(d)
(1 Mo. LIBOR + 0.48%, 8.00% Cap),
5,000,000	1.868	01/01/2022	5,015,100

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A+/A2)(d)
(1 Mo. LIBOR + 0.60%, 8.00% Cap),
$15,565,000	1.988%	01/01/2023	$ 15,622,591
New Jersey State Turnpike Authority RB Series 2012 B (A+/A2)
10,000,000	5.000	01/01/2019	10,171,800
New Jersey State Turnpike Authority RB Series 2013 A (NR/NR)(a)
5,930,000	5.000	07/01/2022	6,624,225
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(e)
24,355,000	0.000	12/15/2028	15,726,024
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-2 (A+/Baa1)
20,000,000	5.000	06/15/2029	20,044,200
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2012 AA (ST APPROP) (BBB+/Baa1)
2,945,000	5.000	06/15/2019	3,027,136
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
10,000,000	5.000	06/15/2021	10,639,100
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
1,000,000	5.000	06/15/2021	1,063,910
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (BBB+/Baa1)
15,550,000	5.250	12/15/2020	16,536,959
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(e)
10,000,000	0.000	12/15/2025	7,494,000
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(e)
15,000,000	0.000	12/15/2027	10,345,650
14,390,000	0.000	12/15/2030	8,650,261
5,000,000	0.000	12/15/2031	2,866,300
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB+/Baa1)
3,015,000	5.000	12/15/2023	3,295,425
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (BBB+/Baa1)
1,485,000	5.000	06/15/2020	1,558,686
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)
5,115,000	5.000	06/15/2023	5,447,884
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2013 A (BBB+/Baa1)
6,235,000	5.000	12/15/2019	6,492,755
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB+/Baa1)
26,545,000	5.250	12/15/2023	29,344,170
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
11,250,000	5.000	06/15/2023	12,234,487
8,560,000	5.000	06/15/2030	8,578,832
23,985,000	5.000	06/15/2031	24,037,767
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
1,000,000	2.000	08/01/2022	1,000,380
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB+/NR)
7,350,000	3.200	06/01/2027	7,423,868

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New Jersey – (continued)
Township of Old Bridge GO Bonds Series 2017 (NR/Aa1)
$2,600,000	2.000%	04/01/2019	$ 2,610,140
Union County New Jersey GO Bonds Series B (AA+/Aaa)
1,240,000	3.000	03/01/2019	1,252,673
Union County New Jersey GO Refunding Bonds Series B (ETM) (NR/NR)(a)
25,000	3.000	03/01/2019	25,237

			324,638,440

New Mexico – 1.3%
City of Albuquerque General Purpose GO Bonds Series 2018 A (AAA/Aa2)
6,480,000	5.000	07/01/2019	6,699,089
6,480,000	5.000	07/01/2020	6,894,979
6,480,000	5.000	07/01/2021	7,071,948
5,480,000	5.000	07/01/2022	6,119,297
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB+/Baa2)(b)(c)
4,000,000	1.875	10/01/2021	3,902,960
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB+/Baa2)(b)(c)
11,000,000	1.875	10/01/2021	10,733,140
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project RMKT 06/01/17 Series 2017 B (BBB+/Baa2)(b)(c)
3,750,000	2.125	06/01/2022	3,670,425
New Mexico Finance Authority RB Refunding for State Transportation Commission Series 2012 (AAA/Aa1)
4,000,000	5.000	06/15/2022	4,453,520
New Mexico Finance Authority Senior Lien Public Project Revolving Fund RB Series 2017 E (AAA/Aa1)
2,550,000	5.000	06/01/2020	2,707,539
2,885,000	5.000	06/01/2021	3,140,495
New Mexico Severance Tax RB Series 2017 A (AA-/Aa2)
1,830,000	5.000	07/01/2019	1,891,872
New Mexico State GO Refunding Bonds Series 2017 B (AA/Aa2)
9,485,000	5.000	03/01/2021	10,262,296

			67,547,560

New York – 10.9%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (BBB-/Baa3)
1,250,000	5.000	07/15/2021	1,354,062
500,000	5.000	07/15/2022	551,715
500,000	5.000	07/15/2023	559,525
City of Yonkers New York School GO Refunding Bonds Series 2014 A (AGM) (AA/A2)
3,135,000	5.000	09/01/2019	3,256,701
Metropolitan Transportation Authority RB Refunding RMKT 11/01/16 Subseries 2012 G-3 (A+/A1)(b)
(1 Mo. LIBOR + 0.70%, 9.00% Cap),
20,000,000	2.028	02/01/2020	20,128,600
Metropolitan Transportation Authority RB Refunding Series 2008 B-4 (A+/A1)(b)(c)
20,725,000	5.000	11/15/2019	21,659,076
Metropolitan Transportation Authority RB Refunding Series 2016 C-2B (A+/A1)(b)(c)
13,675,000	5.000	02/15/2020	14,371,194

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A+/A1)(b)
(1 Mo. LIBOR + 0.55%, 9.00% Cap),
$27,065,000	1.878%	11/01/2022	$ 27,011,682
Metropolitan Transportation Authority RB Series 2011 B (A+/A1)(b)
(1 Mo. LIBOR + 0.55%, 9.00% Cap),
26,625,000	1.878	11/01/2022	26,572,549
Metropolitan Transportation Authority RB Series 2018 A-1 (SP-1+/MIG1)
54,235,000	4.000	08/15/2019	55,641,856
Metropolitan Transportation Authority RB Series 2018 B-1A (SP-1+/MIG1)
10,000,000	5.000	05/15/2020	10,553,200
Metropolitan Transportation Authority RB Subseries 2014 D-2 (A+/A1)(b)
(SIFMA Municipal Swap Index Yield + 0.45%, 9.00% Cap),
15,000,000	1.960	11/15/2022	14,986,350
New York City GO Bonds Fiscal 2006 Series H Subseries H1 (AA/Aa2)(b)(c)
6,100,000	1.530	07/04/2018	6,100,000
New York City GO Bonds Fiscal 2014 Series D Subseries D-3 (AA/Aa2)(b)(c)
5,555,000	1.530	07/04/2018	5,555,000
New York City GO Bonds Fiscal 2014 Series I Subseries I-2 (AA/Aa2)(b)(c)
6,350,000	1.530	07/04/2018	6,350,000
New York City GO Bonds Series 2014 J (AA/Aa2)
19,795,000	5.000	08/01/2018	19,851,812
New York City Municipal Water Finance Authority RB for Water & Sewer System Second General Resolution Fiscal 2014 Series AA Subseries AA1 (AA+/Aa1)(b)(c)
6,605,000	1.530	07/04/2018	6,605,000
New York Housing Development Corp. Multi-Family Mortgage RB for Sustainable Neighborhood Bonds Series 2017 Class G-2 (AA+/Aa2)(b)(c)
4,870,000	2.000	12/31/2021	4,865,081
New York State Dormitory Authority General Purpose Personal Income Tax RB Refunding Series 2016 D (AAA/Aa1)
7,790,000	5.000	02/15/2022	8,632,956
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AAA/Aa1)
1,885,000	4.000	02/15/2021	1,992,483
New York State Dormitory Authority Personal Income Tax RB Series 2017 A (NR/NR)(a)
14,225,000	5.000	02/15/2019	14,535,389
New York State Dormitory Authority RB Refunding for Long Island University Series 2012 A (BBB/Baa2)
3,665,000	5.000	09/01/2018	3,683,105
New York State Dormitory Authority State Sales Tax RB Series 2015 B (AAA/Aa1)
24,440,000	5.000	03/15/2021	26,518,378
New York State Energy Research & Development Authority Facilities RB Refunding for Consolidated Edison Co. Subseries 1999 A-2 (AMT) (AMBAC) (A-/A2)(c)
70,250,000	2.696	05/01/2034	70,028,010
New York State Energy Research & Development Authority PCRB for Mohawk Power Corp. RMKT 05/01/03 Series 1985 B (AMBAC) (A/Aa3)(c)
310,000	5.255	12/01/2025	310,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
New York State Energy Research & Development Authority PCRB for Mohawk Power Corp. RMKT 05/01/03 Series 2003 C (AMBAC) (A/Aa3)(c)
$585,000	5.250%	12/01/2025	$ 585,000
New York State Energy Research & Development Authority PCRB for Mohawk Power Corp. Series 2004 A (XLCA) (A/Aa3)(c)
20,000	5.230	07/01/2029	20,000
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corp. Project Series 2004 C (A-/NR)(b)(c)
17,000,000	2.625	07/03/2023	16,996,090
New York State Energy Research & Development Authority PCRB RMKT 05/01/03 Series 1987 A (AMBAC) (A/Aa3)(c)
4,430,000	5.244	03/01/2027	4,430,000
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A2)(c)
27,750,000	2.562	07/01/2034	27,200,272
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
29,525,000	5.000	05/01/2019	30,368,824
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2015 A (AAA/Aa1)
23,370,000	5.000	03/15/2021	25,351,075
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BBB-/Baa3)
11,150,000	5.000	01/01/2022	12,084,927
15,000,000	5.000	01/01/2023	16,484,250
New York Transportation Development Corp. Special Facility RB Refunding for Terminal One Group Association L.P. Project Series 2015 (AMT) (A-/Baa1)
4,800,000	5.000	01/01/2020	5,020,416
2,310,000	5.000	01/01/2021	2,459,203
Niagara Frontier Transportation Authority RB Refunding for Buffalo International Airport Series 2014 B (BBB+/Baa1)
300,000	5.000	04/01/2019	307,218
Oyster Bay Public Improvement GO Refunding Bonds Series 2018 (NR/Baa3)
9,385,000	4.000	02/15/2021	9,753,737
Rockland County GO Bonds Series 2014 A (AGM) (AA/A2)
2,250,000	5.000	03/01/2019	2,301,570
3,000,000	5.000	03/01/2020	3,159,870
Rockland County New York GO Refunding Bonds Series 2014 (BAM) (AA/A2)
1,500,000	3.000	02/15/2019	1,513,830
635,000	3.000	02/15/2020	647,897
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
5,105,000	2.000	10/15/2020	5,127,666
5,200,000	2.000	10/15/2021	5,195,008
Suffolk County New York GO Bonds for Public Improvement Series 2018 A (AGM) (AA/NR)
4,955,000	5.000	06/01/2021	5,379,148
5,005,000	5.000	06/01/2022	5,551,146
Suffolk County New York GO Refunding Serial Bonds Series 2017 A (AGM) (AA/NR)
7,035,000	4.000	02/01/2023	7,577,117
Suffolk County New York GO Refunding Serial Bonds Series 2017 B (AGM) (AA/NR)
6,360,000	4.000	10/15/2023	6,904,734
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
575,000	5.000	06/01/2019	593,825
620,000	5.000	06/01/2020	660,846

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
New York – (continued)
TSASC Inc., Tobacco Settlement RB Senior Series 2017 A (A/NR)
$2,000,000	5.000%	06/01/2020	$ 2,108,440
1,000,000	5.000	06/01/2021	1,076,170
TSASC Inc., Tobacco Settlement RB Subordinated Series 2017 B (BBB+/NR)
1,000,000	5.000	06/01/2020	1,050,950

			571,582,953

North Carolina – 0.6%
County of Mecklenburg GO Refunding Bonds Series 2011 C (AAA/Aaa)
7,980,000	5.000	12/01/2019	8,366,152
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (ETM) (AAA/WR)(a)
4,900,000	5.000	01/01/2019	4,984,672
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (ETM) (AAA/WR)(a)
2,000,000	3.000	01/01/2019	2,014,920
1,000,000	5.000	01/01/2019	1,017,280
North Carolina Medical Care Commission Health Care Facilities RB Refunding for Wake Forest Baptist Obligated Group Series 2012 B (A/A2)
1,375,000	5.000	12/01/2018	1,394,057
North Carolina State Capital Improvement RB Series 2011 A (ST APPROP) (AA+/Aa1)(a)
10,745,000	5.000	05/01/2020	11,386,262

			29,163,343

Ohio – 1.2%
American Municipal Power, Inc., RB for Hydroelectric Projects Series 2009 C (A/A2)(a)
4,000,000	5.000	02/15/2020	4,207,560
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
13,140,000	5.125	06/01/2024	13,108,990
3,265,000	5.375	06/01/2024	3,265,000
Cleveland Airport Various Purpose GO Refunding Bonds Series 2015 (AA+/A1)
1,455,000	5.000	12/01/2020	1,563,645
County of Franklin Hospital Facilities RB Refunding Series 2011 B (AA+/Aa2)(b)(c)
11,490,000	4.000	11/01/2018	11,575,715
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
1,750,000	5.000	02/15/2023	1,895,863
3,000,000	5.000	02/15/2024	3,277,110
1,500,000	5.000	02/15/2025	1,646,670
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
415,000	4.000	01/01/2019	419,000
435,000	4.000	01/01/2020	445,997
New Albany Community Authority RB Refunding Series 2012 C (NR/Aa3)
800,000	4.000	10/01/2018	805,120
Northmont City School District School Improvement GO Bonds Series 2012 A (SD CRED PROG) (NR/Aa2)(a)
3,500,000	5.000	11/01/2021	3,851,750
Ohio State Highway Capital Improvement GO Bonds Series 2012 Q (AAA/Aa1)(a)
1,685,000	5.000	05/01/2022	1,871,647
Ohio State Third Frontier Research & Development GO Bonds Series 2013 A (AA+/Aa1)(a)
7,400,000	4.000	05/01/2021	7,832,012

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Ohio – (continued)
University of Akron General Receipts Bonds Series 2015 A (A+/A1)
$1,100,000	4.000%	01/01/2019	$ 1,113,112
University of Cincinnati RB Series 2018 C (SP-1+/Aa3)(d)
(1 Mo. LIBOR + 0.34%),
5,000,000	1.743	06/01/2020	4,999,950
University of Toledo General Receipts RB Series 2011 B (A/A1)(a)
355,000	5.000	06/01/2021	386,755

			62,265,896

Oklahoma – 0.8%
Edmond Public Works Authority Sales Tax and Utility System RB Series 2017 (AA-/NR)
2,000,000	3.000	07/01/2021	2,056,680
1,295,000	3.000	07/01/2022	1,338,421
Oklahoma County Independent School District No. 1 Combined Purpose GO Bonds for Putnam City Board of Education District Series 2016 (A+/NR)
3,585,000	2.000	01/01/2019	3,591,847
2,900,000	2.000	01/01/2021	2,899,304
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2017 (AA+/NR)
4,250,000	2.000	08/01/2019	4,269,423
4,800,000	2.000	08/01/2020	4,818,480
4,900,000	2.000	08/01/2022	4,884,712
Oklahoma County Independent School District No. 89 GO Bonds Series 2015 (AA/Aa3)
6,200,000	3.000	07/01/2019	6,285,932
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
500,000	5.000	08/15/2022	544,710
500,000	5.000	08/15/2023	551,330
500,000	5.000	08/15/2024	556,080
Oklahoma Turnpike Authority RB Refunding Second Senior Series 2017 D (AA-/Aa3)
2,745,000	4.000	01/01/2023	2,974,921
Tulsa County Independent School District No. 3 GO Bonds Series 2017 (AA/NR)
5,800,000	2.000	04/01/2020	5,826,738

			40,598,578

Oregon – 1.4%
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
300,000	4.000	03/01/2019	303,777
995,000	4.000	03/01/2021	1,032,651
385,000	5.000	03/01/2023	421,405
200,000	5.000	03/01/2024	221,004
200,000	5.000	03/01/2025	222,958
Lane County Oregon Springfield School District No. 19 GO Refunding Bonds Series 2015 (SCH BD GTY) (AA+/Aa1)(e)
3,740,000	0.000	06/15/2020	3,606,707
3,780,000	0.000	06/15/2021	3,562,385
Oregon Coast Community College District GO Refunding Bonds Series 2012 (SCH BD GTY) (NR/Aa1)
1,445,000	3.000	06/15/2019	1,465,230
Portland Oregon Community College District GO Bonds Series 2018 (AA+/Aa1)
3,500,000	4.000	06/15/2019	3,581,865
10,240,000	4.000	06/15/2020	10,693,836
12,520,000	4.000	06/15/2021	13,289,229

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Oregon – (continued)
Portland Oregon Community College District GO Refunding Bonds Series 2016 (AA+/Aa1)
$1,500,000	5.000%	06/15/2020	$ 1,595,130
1,900,000	5.000	06/15/2021	2,071,038
2,300,000	5.000	06/15/2022	2,566,340
Portland Oregon Sewer System RB Refunding Second Lien Series 2016 B (AA-/Aa2)
6,960,000	5.000	06/15/2022	7,771,606
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
10,845,000	5.000	04/01/2019	11,127,187
2,130,000	5.000	04/01/2022	2,368,326
State of Oregon GO Bonds Series 2018 A (AA+/Aa1)
5,480,000	4.000	05/01/2020	5,713,886

			71,614,560

Pennsylvania – 4.3%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (AA/NR)
1,375,000	5.000	10/01/2021	1,505,735
1,950,000	5.000	10/01/2022	2,180,958
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB-/NR)
750,000	5.000	09/01/2018	753,202
Allentown School District GO Refunding Series 2016 (AGM) (ST AID WITHHLDG) (AA/NR)
500,000	2.000	02/15/2019	500,670
Bethlehem Area School District Authority School RB Refunding for Bethlehem Area School District Refunding Project Series 2018 (ST AID WITHHLDG) (NR/A1)(b)
(1 Mo. LIBOR + 0.48%, 10.00% Cap),
6,000,000	1.951	11/01/2021	6,008,460
Butler County Hospital Authority RB for Health System Project Series 2015 A (A-/Baa1)
1,265,000	3.000	07/01/2018	1,265,000
310,000	3.000	07/01/2019	312,579
265,000	4.000	07/01/2020	274,100
1,000,000	4.000	07/01/2021	1,046,260
Chester County Downingtown Area School District GO Bonds Series 2010 (ST AID WITHHLDG) (NR/Aaa)(b)
(SIFMA Municipal Swap Index Yield + 0.70%, 12.00% Cap),
5,000,000	2.210	05/01/2019	5,005,900
Chester County IDA RB for University Student Housing, LLC Project at West Chester University Series 2013 A (NR/Baa3)
530,000	3.000	08/01/2018	530,148
City of Philadelphia GO Bonds Series 2016 F (ST AID WITHHLDG) (A+/A2)
1,000,000	5.000	09/01/2019	1,036,470
4,000,000	5.000	09/01/2020	4,253,360
4,000,000	5.000	09/01/2021	4,331,160
City of Philadelphia GO Bonds Series 2017 (A/A2)
4,500,000	5.000	08/01/2019	4,658,850
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
325,000	4.000	08/01/2020	337,350
1,270,000	5.000	08/01/2021	1,372,489
1,125,000	5.000	08/01/2022	1,239,795

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
$950,000	5.000%	06/01/2020	$ 1,000,407
2,250,000	5.000	06/01/2023	2,501,798
Cumberland County Municipal Authority RB Refunding for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
535,000	4.000	01/01/2019	540,425
1,000,000	4.000	01/01/2020	1,026,170
Lehigh County Industrial Development Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 08/15/17 Series 2016 B (A/A1)(b)(c)
9,000,000	1.800	08/15/2022	8,838,090
Montgomery County Higher Education and Health Authority RB Refunding for Holy Redeemer Health System Series 2014 A (BBB/Baa3)
1,000,000	4.000	10/01/2018	1,004,670
1,000,000	4.000	10/01/2019	1,021,210
Montgomery County IDA Pollution Control RB Refunding for PECO Energy Company Project Series 1999 B (BBB/Baa2)(b)(c)
30,425,000	2.500	04/01/2020	30,419,219
Pennsylvania Economic Development Financing Authority Unemployment Compensation RB Series 2012 B (AA+/Aaa)
16,335,000	5.000	07/01/2020	16,880,752
Pennsylvania Higher Educational Facilities Authority RB for LA Salle University Series 2012 (BBB-/NR)
360,000	5.000	05/01/2019	368,964
Pennsylvania Higher Educational Facilities Authority RB for LA Salle University Series 2012 (ETM) (NR/NR)(a)
640,000	5.000	05/01/2019	657,325
Pennsylvania State Commonwealth GO Bonds Second Series 2015 (A+/Aa3)
2,175,000	5.000	08/15/2020	2,310,916
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2015 (A+/Aa3)
8,115,000	5.000	08/15/2020	8,622,106
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
13,670,000	5.000	09/15/2020	14,554,039
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2017 (A+/Aa3)
33,455,000	5.000	01/01/2023	37,125,014
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2010 A (A+/Aa3)(a)
7,520,000	5.000	05/01/2020	7,968,794
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2016 (A+/Aa3)
4,500,000	5.000	01/15/2022	4,911,615
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM) (AA/Aa3)
5,000,000	5.000	08/15/2022	5,531,400
Pennsylvania Turnpike Commission RB Series 2009 D (A/A3)(a)
5,000,000	5.300	12/01/2019	5,253,450
Pennsylvania Turnpike Commission RB Series 2014 B-1 (A+/A1)(d)
(SIFMA Municipal Swap Index Yield + 0.88%, 12.00% Cap),
7,000,000	2.390	12/01/2020	7,069,790
Pennsylvania Turnpike Commission RB Subordinate Series 2009 B (A/A3)(a)
10,000,000	5.750	06/01/2019	10,380,200
Pennsylvania Turnpike Commission RB Subordinate Series 2015 B (A/A3)(a)
1,400,000	5.000	12/01/2020	1,505,560

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
$500,000	5.000%	07/01/2019	$ 512,900
1,000,000	5.000	07/01/2020	1,047,550
1,250,000	5.000	07/01/2021	1,331,800
2,000,000	5.000	07/01/2022	2,163,620
Pittsburgh & Allegheny County Sports & Exhibition Authority RB for Parking System Series 2017 (A-/NR)
530,000	4.000	12/15/2019	546,531
365,000	4.000	12/15/2020	382,188
600,000	4.000	12/15/2021	635,484
280,000	5.000	12/15/2022	311,175
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(b)
(1 Mo. LIBOR + 0.64%, 12.00% Cap),
10,000,000	2.028	12/01/2020	10,016,700
Scranton School District GO Refunding Bonds Series 2017 A (ST AID WITHHLDG) (A+/A2)
500,000	5.000	06/01/2019	512,320
645,000	5.000	06/01/2020	676,005
680,000	5.000	06/01/2021	721,915
Westmoreland County Municipal Authority RB Series 2013 (A+/A1)(a)
1,965,000	5.000	08/15/2023	2,240,041

			227,202,629

Puerto Rico – 1.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CC/Ca)
7,285,000	5.000	07/01/2019	6,101,188
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2002 A (FGIC) (D/WR)(h)
772,500	5.500	07/01/2017	631,519
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
(3 Mo. LIBOR + 0.52%),
46,695,000	2.069	07/01/2029	40,858,125
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (D/Ca)(d)(h)
(3 Mo. LIBOR + 0.70%),
25,850,000	2.249	07/01/2031	11,277,062
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/WR)
654,385	5.500	07/01/2016	283,840
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (NR/Ca)(c)
1,000,000	10.000	07/01/2035	1,058,800
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (COMWLTH GTD) (NR/Ca)(b)(h)
10,835,000	10.000	07/01/2034	4,713,225
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (D/Ca)(h)
19,315,000	5.500	08/01/2023	8,643,462

			73,567,221

Rhode Island – 0.3%
Providence GO Bonds Series 2013 A (A-/Baa1)
1,545,000	5.000	01/15/2019	1,570,786

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Rhode Island – (continued)
Providence Public Building Authority RB for Capital Improvement Program Project Series 2017 A (BBB-/Baa2)
$150,000	3.000%	09/15/2018	$ 150,303
250,000	4.000	09/15/2019	255,385
200,000	5.000	09/15/2020	212,488
1,210,000	5.000	09/15/2021	1,310,188
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,770,000	5.000	09/01/2021	5,219,954
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for University of Rhode Island Auxiliary Enterprise Series 2013 C (A+/A1)
500,000	4.000	09/15/2018	502,495
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (MUN GOVT GTD) (NR/Aa3)
815,000	4.000	05/15/2020	841,822
820,000	5.000	05/15/2021	877,523
1,415,000	5.000	05/15/2022	1,542,378
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (BBB+/NR)
5,605,000	2.250	06/01/2041	5,605,112

			18,088,434

South Carolina – 0.6%
City of Florence Waterworks & Sewerage System RB Refunding Series 2016 (AA-/Aa2)
1,560,000	2.000	09/01/2020	1,561,295
1,000,000	2.000	09/01/2021	996,030
Colleton County South Carolina GO Bonds for Capital Project Sales Series 2015 (AA-/Aa3)
725,000	1.500	07/01/2018	725,000
2,985,000	2.000	07/01/2019	2,998,194
County of Charleston GO Refunding Bonds for Transportation Sales Tax Series 2013 (AAA/Aaa)
10,005,000	5.000	11/01/2021	11,020,708
Richland County South Carolina School District No. 1 GO Refunding Bonds Series 2014 B (SCSDE) (AA/Aa1)
3,165,000	5.000	03/01/2020	3,337,429
Richland County South Carolina School District No. 2 GO Bonds Series 2017 A (SCSDE) (AA/Aa1)
1,765,000	5.000	03/01/2019	1,805,683
South Carolina Public Service Authority RB Tax-Exempt Series 2010 C (A+/A1)
9,645,000	5.000	12/01/2019	10,068,801
South Carolina Public Service Authority RB Tax-Exempt Series 2014 A (A+/A1)(a)(c)
1,000,000	2.500	06/01/2019	1,010,680

			33,523,820

South Dakota – 0.1%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
1,000,000	4.000	01/01/2020	1,032,900
1,055,000	5.000	01/01/2021	1,130,042
570,000	5.000	01/01/2022	624,002

			2,786,944

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Tennessee – 0.8%
City of Murfreesboro GO Bonds Series 2018 (AA/Aa1)
$2,720,000	5.000%	06/01/2021	$ 2,962,515
2,400,000	5.000	06/01/2022	2,676,240
County of Rutherford GO School Bonds Series 2017 (AA+/Aa1)
2,420,000	5.000	04/01/2021	2,625,724
County of Williamson District GO Public Improvement & School Bonds Series 2017 (NR/Aaa)
1,700,000	5.000	04/01/2022	1,890,859
County of Williamson District School GO Bonds Series 2017 (NR/Aaa)
1,450,000	5.000	04/01/2022	1,612,791
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
2,000,000	5.000	07/01/2019	2,063,000
2,500,000	5.000	07/01/2020	2,645,925
3,500,000	5.000	07/01/2021	3,784,620
Hamilton County GO Bonds Series 2018 A (AAA/Aaa)
6,185,000	5.000	04/01/2020	6,541,875
7,860,000	5.000	04/01/2022	8,742,442
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (BBB/NR)
335,000	4.000	04/01/2019	339,643
350,000	5.000	04/01/2020	365,873
750,000	4.000	04/01/2021	779,640
1,420,000	5.000	04/01/2022	1,540,785
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Series 2009 B (AA+/Aa2)(a)
4,000,000	5.500	10/01/2019	4,193,360

			42,765,292

Texas – 9.6%
Alamo Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
6,400,000	3.000	08/15/2022	6,649,024
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BBB-/NR)
600,000	5.000	01/01/2019	608,334
500,000	5.000	01/01/2020	523,035
500,000	5.000	01/01/2021	535,815
465,000	5.000	01/01/2022	508,236
750,000	5.000	01/01/2023	831,600
Austin Texas Water and Wastewater System RB Refunding Series 2014 (AA/Aa2)
1,675,000	5.000	11/15/2019	1,752,351
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 B (BBB+/Baa2)(b)(c)
7,500,000	5.000	01/07/2021	7,903,050
Central Texas Regional Mobility Authority RB Senior Lien Series 2011 (BBB+/Baa2)(a)
5,455,000	6.000	01/01/2021	5,987,572
City of Arlington for Permanent Improvement Bonds Series 2015 A (AAA/Aa1)
1,075,000	2.500	08/15/2018	1,076,440
725,000	3.000	08/15/2019	736,745

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(e)
$80,000	0.000%		09/01/2018	$ 79,521
70,000	0.000		09/01/2019	67,022
70,000	0.000		09/01/2020	64,449
70,000	0.000		09/01/2021	61,801
70,000	0.000		09/01/2022	59,123
70,000	0.000		09/01/2023	56,456
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB/NR)
200,000	0.000	(e)	09/01/2018	199,294
685,000	0.000	(e)	09/01/2019	666,594
685,000	0.000	(e)	09/01/2020	650,579
685,000	0.000	(e)	09/01/2021	630,104
685,000	0.000	(e)	09/01/2022	607,910
405,000	4.000		09/01/2023	429,592
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
250,000	3.000		09/01/2018	250,535
375,000	3.000		09/01/2019	379,928
City of San Antonio Water System Junior Lien RB Refunding Series 2014 B (AA/Aa2)(b)(c)
6,475,000	2.000		11/01/2022	6,400,602
Colorado River Municipal Water District RB Series 2011 (AA-/Aa3)(a)
2,000,000	5.000		01/01/2021	2,156,960
Corpus Christi Independent School District GO Bonds for School Building Series 2017 A (PSF-GTD) (AAA/Aaa)(b)(c)
5,500,000	2.000		08/15/2019	5,515,070
Cypress-Fairbanks Independent School District GO Bonds for School Building Series 2017 A-3 (PSF-GTD) (AAA/Aaa)(b)(c)
9,325,000	3.000		08/17/2020	9,521,571
Dallas Area Rapid Transit Senior Lien RB Series 2009 A (AA+/Aa2)(a)
7,660,000	5.000		06/01/2019	7,899,452
Dallas County Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
6,425,000	5.000		02/15/2019	6,565,193
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
1,750,000	5.000		11/01/2018	1,770,247
Fort Bend Independent School District GO Bonds for School Building RMKT 08/01/17 Series 2015 B (PSF-GTD) (AAA/NR)(b)(c)
7,145,000	1.350		08/01/2019	7,114,562
Fort Worth Texas GO Refunding and Improvement Bonds Series 2012 (AA+/Aa3)
2,000,000	4.000		03/01/2019	2,031,940
Garland Independent School District Unlimited Tax Refunding Bonds Series 2015 A (PSF-GTD) (AAA/Aaa)
4,710,000	3.000		02/15/2019	4,754,604
Gulf Coast IDA RB for Exxon Mobil Project Series 2012 (AA+/Aaa)(b)(c)
9,895,000	1.450		07/04/2018	9,895,000
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(d)
(SIFMA Municipal Swap Index Yield + 1.05%, 18.00% Cap),
5,685,000	2.560		06/01/2024	5,814,504

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(d)
(3 Mo. LIBOR + 0.67%),
$21,945,000	2.240%	08/15/2035	$ 20,447,473
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
80,000	3.000	09/01/2018	80,152
85,000	3.000	09/01/2019	85,960
85,000	3.000	09/01/2020	86,697
90,000	3.000	09/01/2021	91,881
90,000	3.000	09/01/2022	91,731
95,000	3.000	09/01/2023	96,362
Houston Airport System RB Subordinate Lien Series 2002 C (AMT) (XLCA) (A+/A1)(c)
14,550,000	4.180	07/01/2032	14,550,000
Houston Independent School District Limited Tax GO Refunding Bonds RMKT 01/06/17 Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
10,420,000	1.450	06/01/2020	10,351,749
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
16,990,000	3.000	02/15/2021	17,508,705
24,000,000	3.000	02/15/2022	24,892,560
Houston Independent School District Limited Tax Schoolhouse GO Bonds RMKT 06/01/17 Series 2017 A-2 (PSF-GTD) (AAA/Aaa)(b)(c)
10,000,000	3.000	06/01/2019	10,112,400
Houston Independent School District Limited Tax Schoolhouse GO Bonds RMKT 06/01/17 Series 2017 B (PSF-GTD) (AAA/Aaa)(b)(c)
15,000,000	1.450	06/01/2020	14,901,750
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2013 B (PSF-GTD) (AAA/Aaa)(b)
4,935,000	2.400	06/01/2021	4,973,789
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2014 A-1B (PSF-GTD) (AAA/Aaa)(b)
4,520,000	2.200	06/01/2020	4,543,594
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
370,000	3.000	09/01/2019	374,862
390,000	3.000	09/01/2020	395,222
310,000	3.000	09/01/2021	314,014
330,000	3.000	09/01/2022	335,561
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2015 A (PSF-GTD) (AAA/NR)(e)
2,000,000	0.000	08/15/2019	1,963,860
1,500,000	0.000	08/15/2020	1,441,140
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(e)
2,500,000	0.000	08/16/2020	2,400,850
5,000,000	0.000	08/16/2021	4,677,550
Lower Neches Valley Authority Industrial Development Corp. RB for Exxon Capital Ventures, Inc. Project Series 2012 (AA+/Aaa)(b)(c)
6,700,000	1.530	07/04/2018	6,700,000
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (NR/Aaa)(b)(c)
8,250,000	2.500	08/01/2021	8,357,663
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 06/01/15 Series 2006 (A-/NR)
5,000,000	1.800	12/01/2018	4,997,100

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BBB-/Baa3)
$500,000	4.000%	04/01/2019	$ 507,155
770,000	4.000	04/01/2020	792,900
810,000	4.000	04/01/2021	843,105
855,000	4.000	04/01/2022	897,416
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
170,000	4.000	04/01/2020	174,939
400,000	4.000	04/01/2021	415,160
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (BBB-/Ba2)
145,000	4.000	04/01/2019	146,536
300,000	4.000	04/01/2020	306,696
620,000	4.000	04/01/2021	640,162
North East Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
5,000,000	2.375	08/01/2022	5,026,100
North Texas Tollway Authority RB Refunding First Tier Series 2010 (A/A1)(a)
5,000,000	6.000	01/01/2021	5,507,400
North Texas Tollway Authority RB Refunding for First Tier Series 2012 C (A/A1)(b)(c)
18,000,000	1.950	01/01/2019	17,995,680
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A/A1)
3,250,000	5.000	01/01/2021	3,493,490
4,525,000	5.000	01/01/2022	4,974,559
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A-/A2)
3,630,000	5.000	01/01/2023	4,059,393
1,000,000	5.000	01/01/2024	1,114,210
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)(a)
16,800,000	5.500	09/01/2021	18,592,056
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A/A1)
3,000,000	5.000	01/01/2019	3,052,140
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A/A1)
2,000,000	5.000	01/01/2020	2,097,580
North Texas Tollway Authority System RB Refunding First Tier Series 2014 C (A/A1)(b)
(SIFMA Municipal Swap Index Yield + 0.67%, 9.00% Cap),
5,000,000	2.180	01/01/2020	5,005,450
North Texas Tollway Authority System RB Refunding for Second Tier Series 2015 A (A-/A2)
1,000,000	5.000	01/01/2019	1,017,380
Northside Texas Independent School District GO Refunding Bonds Series 2018 (PSF-GTD) (AAA/Aaa)
10,820,000	5.000	08/15/2019	11,232,675
Northside Texas Independent School District Unlimited Tax School Building GO Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(b)(c)
15,000,000	1.450	06/01/2020	14,873,850
Plano Independent School District Unlimited Tax Refunding Bonds Series 2016 B (PSF-GTD) (AAA/Aaa)
10,580,000	5.000	02/15/2020	11,141,163

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Texas – (continued)
Round Rock Independent School District Unlimited Tax GO Bonds for School Building RMKT 08/01/16 Series 2015 (PSF-GTD) (AAA/Aaa)(b)(c)
$19,575,000	1.500%	08/01/2021	$ 19,197,986
Round Rock Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (AAA/Aaa)
4,595,000	4.000	08/01/2019	4,712,310
1,900,000	5.000	08/01/2020	2,025,837
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
2,315,000	5.000	10/01/2019	2,396,372
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 A (AA-/NR)(b)(c)
5,000,000	2.000	12/01/2018	5,006,900
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2015 B (AA-/Aa2)(b)(c)
8,000,000	2.000	12/01/2021	7,971,120
Spring Branch Independent School District Schoolhouse GO Bonds RMKT 06/15/17 Series 2013 (PSF-GTD) (AAA/Aaa)(b)(c)
22,095,000	3.000	06/18/2019	22,356,163
Tarrant Regional Water District RB Refunding for Water Control & Improvement District Series 2015 (AAA/NR)
6,000,000	5.000	03/01/2021	6,485,160
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A3)(d)
(SIFMA Municipal Swap Index Yield + 0.55%),
11,955,000	2.060	09/15/2027	11,819,191
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 D (BBB/A3)
4,500,000	5.000	12/15/2018	4,565,835
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,800,000	6.875	12/31/2039	8,293,974
Texas Transportation Commission Central Turnpike System RB Refunding Series 2015 A (A-/A3)(b)(c)
5,000,000	5.000	04/01/2020	5,250,450
Texas Transportation Commission Highway Improvement GO Bonds Series 2014 (AAA/Aaa)
2,500,000	5.000	04/01/2021	2,710,425
Texas Transportation Commission Highway Improvement GO Bonds Series 2016 (AAA/Aaa)
6,925,000	5.000	04/01/2022	7,681,279
Texas University System Financing RB Refunding Series 2017 A (AA/Aa2)
1,800,000	5.000	03/15/2020	1,901,574
1,800,000	5.000	03/15/2021	1,946,628
Texas Water Development Board RB for Water Implementation Series 2018 A (AAA/NR)
10,000,000	5.000	04/15/2019	10,273,700
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
6,355,000	5.000	02/15/2022	7,016,873

			501,046,412

Utah – 0.8%
Board of Education of Alpine School District GO Refunding Bonds for Utah SCH BD GTY Program Series 2017 (SCH BD GTY) (AAA/Aaa)
7,800,000	5.000	03/15/2021	8,459,022
8,000,000	5.000	03/15/2022	8,887,920

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Utah – (continued)
State of Utah GO Refunding Bonds Series 2015 (AAA/Aaa)
$19,000,000	5.000%	07/01/2019	$ 19,653,980
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A/NR)
500,000	5.000	09/01/2018	502,770
500,000	5.000	09/01/2019	518,705
Washington County School District GO Refunding Bonds for Utah School Bond Guaranty Program Series 2016 (SCH BD GTY) (AAA/Aaa)
3,470,000	5.000	03/01/2019	3,550,678

			41,573,075

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A/A2)
450,000	4.000	12/01/2019	463,981
400,000	4.000	12/01/2020	419,508
350,000	5.000	12/01/2021	383,478

			1,266,967

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(g)
250,000	5.000	09/01/2018	250,990
645,000	5.000	09/01/2019	661,822
825,000	5.000	09/01/2020	861,184
2,015,000	5.000	09/01/2021	2,129,976
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (B/NR)
2,085,000	4.000	10/01/2022	2,025,056

			5,929,028

Virginia – 1.9%
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (AAA/Aaa)
355,000	5.000	07/01/2022	397,430
Fairfax County GO Bonds for Virginia Public Improvement Series 2018 A (ST AID WITHHLDG) (AAA/Aaa)
10,255,000	4.000	10/01/2021	10,959,313
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (AAA/Aaa)(a)
8,450,000	5.000	10/01/2021	9,267,368
Louisa IDA Pollution Control RB Refunding for Virginia Electric & Power Company Project RMKT 12/01/16 Series 2008 C (BBB+/A2)(b)(c)
8,000,000	1.850	05/16/2019	7,997,840
Peninsula Ports Authority of Virginia Coal Terminal RB Refunding for Dominion Terminal Associates Project Series 2003 (BBB/NR)(b)(c)
2,750,000	1.550	10/01/2019	2,742,905
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2011 (ST APPROP) (AA+/Aa1)(a)
4,055,000	5.250	05/15/2021	4,441,685
Virginia Commonwealth Transportation Board RB Refunding for Northern Virginia Transportation District Program Series 2014 A (AA+/Aa1)
8,375,000	5.000	05/15/2019	8,627,087
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2014 B (AA+/Aa1)
20,650,000	5.000	05/15/2019	21,271,565
11,680,000	5.000	05/15/2020	12,396,101

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
$2,285,000	5.000%	05/15/2023	$ 2,593,384
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 08/13/15 Series 2009 A (BBB+/A2)(b)(c)
6,000,000	2.150	09/01/2020	5,997,420
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 11/02/15 Series 2010 A (BBB+/A2)(b)(c)
4,500,000	1.875	06/01/2020	4,475,250
Virginia State Public Building Authority RB for Public Facilities Series 2011 A (AA+/Aa1)(a)
5,375,000	5.000	08/01/2021	5,880,895
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (BBB+/A2)(b)(c)
2,000,000	1.875	05/16/2019	1,999,900

			99,048,143

Washington – 0.6%
County of King GO Bonds Series 2017 B (AAA/Aaa)
1,750,000	5.000	06/01/2019	1,805,353
King County School District No. 405 GO Bonds Series 2011 (SCH BD GTY) (AA+/Aaa)(a)
5,000,000	5.000	06/01/2021	5,447,250
Port of Seattle Intermediate Lien RB Series 2017 D (AMT) (A+/A1)
2,000,000	5.000	05/01/2019	2,053,300
State of Washington GO Bonds Various Purpose Series 2011 B (AA+/Aa1)(a)
5,000,000	5.000	02/01/2021	5,402,500
Washington State COPS for State and Local Agency Real and Personal Property Series 2014 B (NR/Aa2)
3,020,000	5.000	07/01/2019	3,120,898
Washington State COPS for State and Local Agency Real and Personal Property Series 2015 B (NR/Aa2)
5,745,000	5.000	01/01/2020	6,023,575
Washington State COPS Refunding for State and Local Agency Real and Personal Property Series 2016 A (NR/Aa2)
6,420,000	5.000	07/01/2020	6,824,588
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 R-D (AA+/Aa1)
1,700,000	5.000	07/01/2019	1,757,817

			32,435,281

West Virginia – 0.2%
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (A-/Baa1)(b)(c)
3,000,000	1.625	10/01/2018	2,996,190
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB+/NR)
1,565,000	5.000	05/01/2019	1,600,181
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2009 A (A-/NR)(b)(c)
2,900,000	2.625	06/01/2022	2,901,044
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2011 A (AMT) (A-/Baa1)(b)(c)
2,375,000	1.700	09/01/2020	2,343,128

			9,840,543

Wisconsin – 1.0%
Wisconsin State GO Bonds Series 2014 B (AA/Aa1)
2,575,000	5.000	05/01/2021	2,801,110

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin State GO Bonds Series 2018 A (AA/Aa1)
$16,090,000	5.000%	05/01/2021	$ 17,502,863
16,555,000	5.000	05/01/2022	18,447,071
9,495,000	5.000	05/01/2023	10,790,023
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2009 A (AAA/NR)(a)
3,425,000	7.625	09/15/2019	3,667,045

			53,208,112

TOTAL INVESTMENTS – 98.1% (Cost $5,128,592,948)			$5,125,199,271

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			100,999,798

NET ASSETS – 100.0%			$5,226,199,069

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	When-issued security.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $44,775,816, which represents approximately 0.9% of net assets as of June 30, 2018. The liquidity determination is unaudited.

(h)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
U.S.	— United States
USD	— United States Dollar
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2018, the Fund has the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2018(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds, Series 2003, 5.000%, 11/01/2023	1.000%	0.261%	Bank of America NA	03/20/2023	USD	5,000	$163,566	$(117,111)	$280,677
California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	1.000	0.261	JPMorgan Chase Bank NA	03/20/2023		10,000	327,132	(234,223)	561,355

TOTAL							$490,698	$(351,334)	$842,032

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s net asset value (“NAV”). Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in United States (“U.S.”) or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2018:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Debt Obligations	$—	$2,192,079,672	$—
Corporate Bond	—	5,857,557	—
Total	$—	$2,197,937,229	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$112,271	$—
Interest Rate Swap Contracts	—	3,654,885	—
Total	$—	$3,767,156	$—
Liabilities(a)
Futures Contracts	$(150,108)	$—	$—
Interest Rate Swap Contracts	—	(4,183,075)	—
Total	$(150,108)	$(4,183,075)	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Debt Obligations	$—	$5,699,021,651	$—
Corporate Bonds	—	19,202,759	—
Total	$—	$5,718,224,410	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$2,676,819	$—
Interest Rate Swap Contracts	—	31,598,942	—
Total	$—	$34,275,761	$—
Liabilities(a)
Credit Default Swap Contracts	$—	$(51,934)	$—
Interest Rate Swap Contracts	—	(4,984,643)	—
Total	$—	$(5,036,577)	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$5,125,199,271	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$842,032	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Funds’ investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 45.3%
Aerospace & Defense – 0.8%
General Dynamics Corp.
$1,750,000	2.875%		05/11/20	$ 1,748,098
1,700,000	3.000		05/11/21	1,694,539
Northrop Grumman Corp.
1,188,000	3.500		03/15/21	1,200,314

				4,642,951

Agriculture – 1.4%
BAT Capital Corp.(a)
7,625,000	2.297		08/14/20	7,451,347
Philip Morris International, Inc.
575,000	1.375		02/25/19	570,762

				8,022,109

Automotive – 0.7%
BMW US Capital LLC(a)
1,050,000	1.500		04/11/19	1,041,846
Daimler Finance North America LLC(a)
775,000	3.350		05/04/21	771,990
(3M USD LIBOR + 0.390%)
800,000	2.753	(b)	05/04/20	799,719
Ford Motor Credit Co. LLC
1,350,000	2.425		06/12/20	1,323,297

				3,936,852

Banks – 15.8%
ABN AMRO Bank NV(a)
2,100,000	2.650		01/19/21	2,062,282
Bank of America Corp.
1,150,000	2.625		10/19/20	1,135,855
3,050,000	2.151	(c)	11/09/20	2,979,743
(3M USD LIBOR + 0.630%)
850,000	3.499	(b)(c)	05/17/22	849,708
(3M USD LIBOR + 0.660%)
1,375,000	2.369	(b)(c)	07/21/21	1,347,905
Banque Federative du Credit Mutuel SA(a)
1,150,000	2.000		04/12/19	1,141,323
700,000	2.200		07/20/20	683,806
BNP Paribas SA
900,000	2.375		05/21/20	887,196
BPCE SA
1,725,000	2.650		02/03/21	1,689,727
Capital One Financial Corp.(c)
1,600,000	3.450		04/30/21	1,596,309
(3M USD LIBOR + 0.720%)
1,300,000	3.079	(b)	01/30/23	1,292,456
Capital One NA(c)
625,000	1.850		09/13/19	616,184
Citibank NA(c)
5,050,000	2.125		10/20/20	4,928,828
Citigroup, Inc.
875,000	2.400		02/18/20	863,845
Citizens Bank NA/Providence RI(b)(c)(3M USD LIBOR + 0.540%)
1,175,000	2.861		03/02/20	1,177,414

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Cooperatieve Rabobank UA
$550,000	3.125%		04/26/21	$ 547,893
(3M USD LIBOR + 0.430%)
450,000	2.792	(b)	04/26/21	450,333
Deutsche Bank AG
2,225,000	2.700		07/13/20	2,170,272
Discover Bank(c)
1,600,000	2.600		11/13/18	1,599,074
HSBC Holdings PLC(b)(c)(3M USD LIBOR + 0.600%)
1,600,000	2.926		05/18/21	1,602,331
ING Bank NV(a)
1,000,000	2.000		11/26/18	997,367
1,725,000	2.750		03/22/21	1,694,461
(3M USD LIBOR + 1.130%)
1,500,000	3.462	(b)	03/22/19	1,510,179
JPMorgan Chase & Co.
1,275,000	2.200		10/22/19	1,262,947
1,775,000	2.750	(c)	06/23/20	1,759,219
(3M USD LIBOR + 0.610%)
2,150,000	2.945	(b)(c)	06/18/22	2,149,226
(3M USD LIBOR + 0.610%)
1,900,000	3.514	(b)(c)	06/18/22	1,901,463
Kreditanstalt fuer Wiederaufbau(d)
17,200,000	1.500		02/06/19	17,110,570
Lloyds Bank PLC
1,050,000	3.300		05/07/21	1,048,137
(3M USD LIBOR + 0.490%)
1,025,000	2.853	(b)	05/07/21	1,026,449
Macquarie Bank Ltd.(a)(b)(3M USD LIBOR + 0.350%)
3,000,000	2.691		03/15/19	3,001,635
Morgan Stanley, Inc.
1,425,000	2.500		04/21/21	1,391,780
(3M USD LIBOR + 1.180%)
4,575,000	3.539	(b)(c)	01/20/22	4,634,663
MUFG Bank Ltd.(a)
1,625,000	2.300		03/05/20	1,599,534
MUFG Union Bank NA(c)
2,250,000	2.625		09/26/18	2,249,492
Nordea Bank AB(a)
1,900,000	2.500		09/17/20	1,868,568
Santander UK PLC
1,825,000	2.125		11/03/20	1,771,687
775,000	2.500		01/05/21	756,967
Sumitomo Mitsui Trust Bank Ltd.(a)
1,175,000	2.050		03/06/19	1,168,666
The Huntington National Bank(b)(3M USD LIBOR + 0.510%)
1,175,000	2.837		03/10/20	1,177,482
The Toronto-Dominion Bank(b)(3M USD LIBOR + 0.300%)
3,000,000	2.700		05/01/20	2,987,634
UBS AG(a)
2,600,000	2.200	(c)	06/08/20	2,546,417
(3M USD LIBOR + 0.320%)
3,000,000	2.639	(b)	05/28/19	3,003,204
US Bank NA(c)
1,175,000	1.400		04/26/19	1,163,466

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Westpac Banking Corp.
$2,425,000	2.300%		05/26/20	$ 2,385,775

				91,789,472

Beverages – 1.6%
Anheuser-Busch InBev Finance, Inc.(c)
3,975,000	3.300		02/01/23	3,941,764
Constellation Brands, Inc.
1,550,000	2.250		11/06/20	1,512,658
Diageo Capital PLC
1,350,000	3.000		05/18/20	1,351,825
Molson Coors Brewing Co.
975,000	1.900		03/15/19	968,050
1,375,000	1.450		07/15/19	1,353,262

				9,127,559

Chemicals – 1.0%
E.I. du Pont de Nemours & Co.(b)(3M USD LIBOR + 0.530%)
825,000	2.888		05/01/20	827,820
Syngenta Finance NV(a)
1,210,000	3.698		04/24/20	1,205,607
1,485,000	3.933		04/23/21	1,481,235
The Sherwin-Williams Co.
1,175,000	2.250		05/15/20	1,155,480
1,300,000	2.750	(c)	06/01/22	1,259,694

				5,929,836

Computers – 1.0%
Dell International LLC/EMC Corp.(a)
2,600,000	3.480		06/01/19	2,606,546
DXC Technology Co.
550,000	2.875		03/27/20	546,060
Hewlett Packard Enterprise Co.(c)
2,550,000	3.600		10/15/20	2,562,116

				5,714,722

Diversified Financial Services – 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,900,000	3.750		05/15/19	1,911,327
1,500,000	4.125	(c)	07/03/23	1,491,939
AIG Global Funding(a)
1,950,000	1.950		10/18/19	1,923,726
675,000	2.150		07/02/20	661,508
675,000	3.350		06/25/21	675,984
(3M USD LIBOR + 0.460%)
525,000	2.797	(b)	06/25/21	525,299
American Express Co.(c)
1,350,000	3.375		05/17/21	1,351,610
American Express Credit Corp.(c)
3,675,000	2.375		05/26/20	3,621,664
International Lease Finance Corp.
600,000	6.250		05/15/19	615,163
National Rural Utilities Cooperative Finance Corp.
2,725,000	10.375		11/01/18	2,794,766
The Charles Schwab Corp.(c)
1,125,000	3.250		05/21/21	1,129,496

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – (continued)
(3M USD LIBOR + 0.320%)
$1,100,000	2.649	%(b)	05/21/21	$ 1,104,465

				17,806,947

Electrical – 2.0%
American Electric Power Co., Inc.
1,475,000	2.150		11/13/20	1,438,968
Commonwealth Edison Co.(c)
525,000	2.150		01/15/19	523,741
Dominion Energy, Inc.
300,000	1.600		08/15/19	295,371
Emera US Finance LP
1,375,000	2.150		06/15/19	1,360,647
Pinnacle West Capital Corp.
575,000	2.250		11/30/20	560,933
Public Service Enterprise Group, Inc.
1,950,000	1.600		11/15/19	1,907,159
Sempra Energy(b)(c)(3M USD LIBOR + 0.500%)
1,700,000	2.848		01/15/21	1,700,855
Southern Power Co.(c)
1,150,000	2.500		12/15/21	1,117,435
The Southern Co.
1,300,000	1.850		07/01/19	1,287,073
WEC Energy Group, Inc.
1,400,000	3.375		06/15/21	1,403,979

				11,596,161

Electronics(c) – 0.2%
Honeywell International, Inc.
1,400,000	1.850		11/01/21	1,341,710

Food & Drug Retailing – 0.4%
General Mills, Inc.
475,000	3.200		04/16/21	472,536
(3M USD LIBOR + 0.540%)
1,350,000	2.893	(b)	04/16/21	1,352,006
Sysco Corp.(c)
625,000	2.600		10/01/20	617,385

				2,441,927

Gas(c) – 0.1%
NiSource Corp.
525,000	2.650		11/17/22	507,462

Healthcare Providers & Services – 1.7%
Abbott Laboratories(c)
1,275,000	2.900		11/30/21	1,254,949
Becton Dickinson & Co.
1,250,000	2.133		06/06/19	1,243,895
675,000	2.404		06/05/20	662,886
(3M USD LIBOR + 0.875%)
2,700,000	3.209	(b)(c)	12/29/20	2,704,411
Danaher Corp.
850,000	1.650		09/15/18	848,838
Humana, Inc.
1,550,000	2.500		12/15/20	1,521,348

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
UnitedHealth Group, Inc.
$1,500,000	1.950%		10/15/20	$ 1,463,422

				9,699,749

Insurance – 2.2%
Chubb INA Holdings, Inc.(c)
875,000	2.300		11/03/20	859,429
Jackson National Life Global Funding(a)(b)(3M USD LIBOR + 0.300%)
3,500,000	2.666		04/27/20	3,500,389
MetLife, Inc.
1,150,000	7.717		02/15/19	1,184,312
Principal Life Global Funding II(a)(b)(3M USD LIBOR + 0.300%)
6,000,000	2.629		02/22/19	6,008,020
Reliance Standard Life Global Funding II(a)
1,375,000	2.500		04/24/19	1,370,021

				12,922,171

Internet – 0.3%
Amazon.com, Inc.
1,825,000	1.900		08/21/20	1,787,130

Mining(a)(c) – 0.1%
Glencore Funding LLC
575,000	3.000		10/27/22	551,086

Miscellaneous Manufacturing(a) – 0.4%
Siemens Financieringsmaatschappij NV
2,750,000	1.300		09/13/19	2,701,440

Multi-National – 4.6%
African Development Bank
7,250,000	2.625		03/22/21	7,219,478
European Bank for Reconstruction & Development
8,310,000	2.750		04/26/21	8,299,862
European Investment Bank
11,440,000	2.375		05/13/21	11,303,978

				26,823,318

Oil Field Services – 0.6%
EOG Resources, Inc.
1,125,000	5.625		06/01/19	1,151,674
Phillips 66(a)(b)(c)(3M USD LIBOR + 0.750%)
750,000	3.098		04/15/20	750,317
Schlumberger Finance Canada Ltd.(a)
850,000	2.200		11/20/20	829,177
Valero Energy Corp.
868,000	6.125		02/01/20	906,660

				3,637,828

Pharmaceuticals – 1.8%
Bayer US Finance II LLC(a)(c)
2,175,000	3.500		06/25/21	2,179,326
(3M USD LIBOR + 0.630%)
2,225,000	2.965	(b)	06/25/21	2,228,126
CVS Health Corp.
275,000	1.900		07/20/18	274,942
925,000	3.125		03/09/20	923,805
1,325,000	2.800	(c)	07/20/20	1,312,489

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
$475,000	3.350%		03/09/21	$ 474,478
2,200,000	2.125	(c)	06/01/21	2,114,842
(3M USD LIBOR + 0.630%)
525,000	2.957	(b)	03/09/20	527,023
(3M USD LIBOR + 0.720%)
375,000	3.047	(b)	03/09/21	376,890

				10,411,921

Pipelines – 1.8%
Enbridge Energy Partners LP
846,000	5.200		03/15/20	869,946
Enterprise Products Operating LLC
1,450,000	5.250		01/31/20	1,497,229
Kinder Morgan Energy Partners LP
2,325,000	6.850		02/15/20	2,448,155
Kinder Morgan, Inc.(c)
625,000	3.050		12/01/19	623,068
Magellan Midstream Partners LP
1,075,000	6.400		07/15/18	1,076,241
1,225,000	6.550		07/15/19	1,268,927
Sabine Pass Liquefaction LLC(c)
2,300,000	6.250		03/15/22	2,474,255

				10,257,821

Real Estate Investment Trust(c) – 0.4%
American Tower Corp.
1,125,000	3.300		02/15/21	1,123,782
Digital Realty Trust LP
1,125,000	3.400		10/01/20	1,124,606

				2,248,388

Retailing – 0.8%
Alimentation Couche-Tard, Inc.(a)
1,800,000	2.350		12/13/19	1,777,983
Dollar Tree, Inc.(b)(c)(3M USD LIBOR + 0.700%)
2,850,000	3.055		04/17/20	2,855,825

				4,633,808

Software(c) – 0.2%
Fiserv, Inc.
1,025,000	2.700		06/01/20	1,015,225

Telecommunication Services – 1.8%
AT&T, Inc.
825,000	2.800	(c)	02/17/21	811,864
425,000	3.875		08/15/21	429,425
1,625,000	3.000		02/15/22	1,586,625
(3M USD LIBOR + 0.950%)
2,745,000	3.298	(b)	07/15/21	2,771,128
Verizon Communications, Inc.
676,000	2.625		02/21/20	673,774
4,050,000	1.750		08/15/21	3,870,940
425,000	3.000	(c)	11/01/21	418,068

				10,561,824

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation – 0.2%
Union Pacific Corp.
$1,250,000	3.200%	06/08/21	$ 1,253,868

Trucking & Leasing(a) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,625,000	2.875	07/17/18	1,625,209

TOTAL CORPORATE OBLIGATIONS (Cost $265,631,728)			$262,988,494

Mortgage-Backed Obligations(a)(b) – 0.2%
Mortgages – 0.2%
Station Place Securitization Trust Series 2015-2, Class A(1M USD LIBOR + 0.550%)
$950,000	2.468%	07/15/19	$ 950,000
(Cost $950,000)

Asset-Backed Securities – 18.4%
Automotive – 5.1%
Ally Master Owner Trust Series 2015-2, Class A2
$4,000,000	1.830%	01/15/21	$ 3,982,966
Ally Master Owner Trust Series 2017-3, Class A2
3,750,000	2.040	06/15/22	3,677,217
Ally Master Owner Trust Series 2018-1, Class A2
5,900,000	2.700	01/17/23	5,843,494
Chesapeake Funding II LLC Series 2016-2A, Class A1(a)
1,861,542	1.880	06/15/28	1,848,403
Ford Credit Auto Owner Trust Series 2016-2, Class A(a)
500,000	2.030	12/15/27	483,901
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1
5,200,000	2.160	09/15/22	5,100,546
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1(a)
1,550,000	1.960	05/17/21	1,539,546
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A1(a)(b)(1M USD LIBOR + 0.640%)
1,750,000	2.713	02/15/23	1,752,694
Nissan Master Owner Receivables Trust Series 2016-A, Class A2
1,200,000	1.540	06/15/21	1,186,046
Nissan Master Owner Trust Receivables Series 2017-C, Class A(b)(1M LIBOR + 0.320%)
3,100,000	2.293	10/17/22	3,101,953
Tesla Auto Lease Trust Series 2018-A, Class A(a)
1,437,047	2.320	12/20/19	1,432,656

			29,949,422

Credit Card – 5.0%
Bank of America Credit Card Trust Series 2014-A1, Class A(b)(1M LIBOR + 0.380%)
7,000,000	2.453	06/15/21	7,010,970
Barclays Dryrock Issuance Trust Series 2015-1, Class A
3,450,000	2.200	12/15/22	3,406,217
Barclays Dryrock Issuance Trust Series 2016-1, Class A
1,600,000	1.520	05/16/22	1,579,583
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5
2,100,000	1.660	06/17/24	2,013,646
CARDS II Trust Series 2016-1A, Class A(a)(b)(1M LIBOR + 0.700%)
2,150,000	2.773	07/15/21	2,150,485

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Credit Card – (continued)
Chase Issuance Trust Series 2016-A2, Class A
$2,900,000	1.370%	06/15/21	$ 2,863,744
Chase Issuance Trust Series 2016-A5, Class A5
3,950,000	1.270	07/15/21	3,892,191
Golden Credit Card Trust Series 2016-5A, Class A(a)
2,800,000	1.600	09/15/21	2,756,868
Golden Credit Card Trust Series 2017-2A, Class A(a)
800,000	1.980	04/15/22	785,255
Master Credit Card Trust II Series 2017-1A, Class A(a)
2,600,000	2.260	07/21/21	2,571,390

			29,030,349

Home Equity(b) – 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F(3M USD LIBOR + 0.320%)
341	6.745	06/25/28	618
Centex Home Equity Series 2004-D, Class MV3(1M USD LIBOR + 1.000%)
63,498	3.460	09/25/34	65,568
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3(1M USD LIBOR + 2.250%)
25,367	4.210	05/25/34	25,650

			91,836

Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
4,478	4.350	04/15/40	4,493

Student Loan(b) – 8.3%
Access Group, Inc. Series 2013-1, Class A(a)(1M USD LIBOR + 0.500%)
1,455,503	2.460	02/25/36	1,439,654
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)(1M USD LIBOR + 1.350%)
3,765,131	3.310	07/26/66	3,826,641
ECMC Group Student Loan Trust Series 2017-1A, Class A(a)(1M USD LIBOR + 1.200%)
3,205,393	3.160	12/27/66	3,258,850
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)(1M USD LIBOR + 0.800%)
1,367,131	2.760	06/25/26	1,367,703
Educational Services of America, Inc. Series 2010-1, Class A1(a)(3M USD LIBOR + 0.850%)
767,843	2.595	07/25/23	769,140
Educational Services of America, Inc. Series 2014-1, Class A(a)(1M USD LIBOR + 0.700%)
1,741,961	2.660	02/25/39	1,741,959
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(a)(3M LIBOR + 0.110%)
1,901,725	2.440	11/25/26	1,891,185
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
1,450,000	2.645	07/25/45	1,465,296
Missouri Higher Education Loan Authority Series 2011-1, Class A1(3M USD LIBOR + 0.850%)
2,945,668	3.136	06/25/36	2,960,289
Navient Student Loan Trust Series 2016-5A, Class A(a)(1M USD LIBOR + 1.250%)
4,270,318	3.210	06/25/65	4,382,058

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Navient Student Loan Trust Series 2016-7A, Class A(a)(1M USD LIBOR + 1.150%)
$2,142,051	3.110%	03/25/66	$ 2,182,191
Navient Student Loan Trust Series 2017-2A, Class A(a)(1M USD LIBOR + 1.050%)
3,432,652	3.010	12/27/66	3,484,530
Nelnet Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.100%)
1,377,447	1.845	01/25/30	1,376,204
Northstar Education Finance, Inc. Series 2012-1, Class A(a)(1M USD LIBOR + 0.700%)
1,330,792	2.660	12/26/31	1,336,184
PHEAA Student Loan Trust Series 2014-3A, Class A(a)(1M USD LIBOR + 0.590%)
6,710,130	2.681	08/25/40	6,697,957
SLC Student Loan Center Series 2011-1, Class A(a)(1M USD LIBOR + 1.220%)
5,560,284	3.180	10/25/27	5,626,268
SLM Student Loan Trust Series 2003-14, Class A5(3M USD LIBOR + 0.230%)
64,393	1.975	01/25/23	64,394
SLM Student Loan Trust Series 2004-1, Class A3(3M USD LIBOR + 0.210%)
246,435	1.955	04/25/23	246,450
SLM Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.110%)
309,039	1.855	07/25/25	309,039
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(3M USD LIBOR + 0.850%)
686,745	2.545	10/01/24	689,891
Utah State Board of Regents Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
1,100,000	2.623	05/01/35	1,105,731
Utah State Board of Regents Series 2016-1, Class A(1M USD LIBOR + 0.750%)
1,781,634	2.710	09/25/56	1,781,632
Wachovia Student Loan Trust Series 2005-1, Class A5(3M USD LIBOR + 0.130%)
108,840	1.875	01/26/26	108,772

			48,112,018

TOTAL ASSET-BACKED SECURITIES (Cost $107,428,150)			$107,188,118

Municipal Debt Obligation(b)(c) – 0.1%
Utah – 0.1%
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2
$668,546	3.208%	05/01/29	$ 670,438
(Cost $669,747)

U.S. Treasury Obligation(e) – 0.4%
United States Treasury Note
2,240,000	1.375	04/30/21	2,164,960
(Cost $2,232,484)

Shares	Distribution Rate	Value
Investment Company(f) – 3.3%
U.S. Treasury Obligation(e) – (continued)
Goldman Sachs Financial Square Government Fund - Institutional Shares
19,343,921	1.869%	$ 19,343,921
(Cost $19,343,921)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $396,256,030)		$393,305,931

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 31.6%
Certificates of Deposit – 12.6%
AT&T, Inc.(g)
$4,500,000	0.000%	10/05/18	$ 4,467,782
1,250,000	0.000	10/09/18	1,240,685
Chariot Funding LLC(g)
3,000,000	0.000	10/09/18	2,980,076
Credit Agricole Corporate & Investment Bank(b)
2,600,000	2.754	05/11/20	2,599,748
Credit Suisse New York(b)
(1M USD LIBOR + 0.320%)
3,000,000	2.411	09/20/18	3,001,622
(3M USD LIBOR + 0.340%)
3,000,000	2.677	04/09/19	3,002,721
Federation des Caisses Desjardins du Quebec(a)(b)(g)
5,000,000	0.000	03/26/19	4,998,922
HSBC Bank PLC(a)(b)
3,000,000	2.565	04/18/19	3,000,460
Mizuho Bank Ltd.(b)
(3M USD LIBOR + 0.500%)
1,500,000	2.835	09/24/18	1,500,544
(1M USD LIBOR + 0.440%)
5,000,000	2.445	10/05/18	5,003,014
National Bank of Canada(b)
2,500,000	2.318	09/21/18	2,500,822
Natixis NY(b)
3,000,000	2.555	11/14/18	3,002,659
Nordea Bank AB NY(b)
3,200,000	2.702	03/27/20	3,205,958
Nutrien Ltd.(g)
950,000	0.000	07/26/18	948,196
Standard Chartered Bank(b)
3,000,000	2.542	10/31/18	3,002,255
Svenska Handelsbanken AB(b)
(3M USD LIBOR + 0.270%)
4,250,000	2.629	10/21/19	4,253,780

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
(3M USD LIBOR + 0.400%)
$4,000,000	2.721%	04/01/20	$ 4,003,406
The Southern Co.(g)
1,162,000	0.000	08/30/18	1,157,083
The Toronto Dominion Bank
4,000,000	1.981	02/08/19	4,000,313
Thunder Bay Funding LLC(g)
6,000,000	0.000	07/10/18	5,996,342
3,800,000	0.000	08/15/18	3,789,448
Wells Fargo Bank NA(b)
5,500,000	2.581	04/05/19	5,504,923

			73,160,759

Commercial Paper – 19.0%
Alpine Securitizaton Ltd.(a)
2,000,000	2.330	10/01/18	2,000,113
Atlantic Asset Securitization Corp.(g)
5,000,000	0.000	09/13/18	4,976,134
Bayerische Landesbank(g)
1,550,000	0.000	07/20/18	1,548,103
2,000,000	0.000	08/13/18	1,994,537
2,500,000	0.000	08/23/18	2,498,004
BNZ International Funding Ltd.(a)(b)
5,672,000	2.575	04/05/19	5,676,654
Cafco LLC(g)
6,000,000	0.000	10/01/18	5,964,123
Canadian Imperial Bank of Commerce(b)
2,500,000	2.800	05/02/20	2,502,375
Ciesco LLC(g)
5,500,000	0.000	07/12/18	5,496,012
Collateralized Commercial Paper Co. Ltd.(b)
3,000,000	2.293	03/01/19	3,000,078
CRC Funding LLC(g)
5,500,000	0.000	07/11/18	5,496,374
Duke Energy Corp.(g)
2,904,000	0.000	08/27/18	2,892,354
Ford Motor Credit Co. LLC(g)
3,000,000	0.000	02/20/19	2,946,920
2,800,000	0.000	04/08/19	2,739,381
Hewlett Packard Enterprise Co.(g)
500,000	0.000	07/10/18	499,704
1,453,000	0.000	07/11/18	1,452,059
HP, Inc.(g)
2,300,000	0.000	07/02/18	2,299,632
1,250,000	0.000	07/23/18	1,248,355
Kellogg Co.(g)
4,750,000	0.000	07/16/18	4,745,936

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
LMA SA LMA Americas(g)
$4,000,000	0.000%	09/13/18	$ 3,981,000
4,000,000	0.000	10/31/18	3,966,864
Macquarie Bank Ltd.(g)
5,000,000	0.000	09/05/18	4,978,986
2,000,000	0.000	11/07/18	1,982,621
Marriott International, Inc.(g)
1,000,000	0.000	07/05/18	999,626
Mondelez International, Inc.(g)
2,600,000	0.000	10/01/18	2,582,607
National Australia Bank Ltd.(a)(b)
4,000,000	2.525	04/05/19	4,002,984
NRW. Bank(g)
6,000,000	0.000	07/05/18	5,997,984
Nutrien Ltd.(g)
551,000	0.000	07/16/18	550,348
QUALCOMM, Inc.(g)
6,000,000	0.000	09/11/18	5,971,831
Schlumberger Holdings(g)
1,381,000	0.000	07/27/18	1,378,581
3,000,000	0.000	09/21/18	2,982,822
Suncor Energy, Inc.
2,800,000	0.000	08/31/18	2,787,946
Tyco International Holding S.a.r.l.(g)
2,331,000	0.000	07/09/18	2,329,531
UBS AG(a)(b)
2,000,000	2.524	06/04/19	1,999,262
VW Credit, Inc.(g)
1,822,000	0.000	08/15/18	1,816,265
2,050,000	0.000	09/20/18	2,038,056

			110,324,162

TOTAL SHORT-TERM INVESTMENTS (Cost $183,441,371)			$183,484,921

TOTAL INVESTMENTS – 99.3% (Cost $579,697,401)			$576,790,852

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			3,900,652

NET ASSETS – 100.0%			$580,691,504

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $139,897,256, which represents approximately 24.1% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $17,110,570, which representsapproximately 2.95% of the Fund’s net assets as of June 30, 2018.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Eurodollars	(87)	03/18/19	$(21,149,700)	$247,749
Eurodollars	(243)	06/17/19	(59,015,588)	590,780
Eurodollars	(124)	09/16/19	(30,094,800)	449,757
Eurodollars	(124)	12/16/19	(30,080,850)	447,939
Eurodollars	(132)	03/16/20	(32,016,600)	444,796
Eurodollars	(79)	06/15/20	(19,161,450)	260,721
Eurodollars	(51)	09/14/20	(12,370,687)	104,432
Eurodollars	(167)	12/14/20	(40,505,850)	108,050
Eurodollars	(143)	03/15/21	(34,688,225)	38,643
2 Year U.S. Treasury Notes	(153)	09/28/18	(32,409,703)	11,693
5 Year U.S. Treasury Notes	(52)	09/28/18	(5,908,094)	(13,681)

TOTAL FUTURES CONTRACTS				$2,690,879

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 39.7%
Collateralized Mortgage Obligations – 2.3%
Interest Only(a) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)(c)(1 year CMT + 2.912%)
$7,840	0.000%	08/25/33	$ —
CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X(b)(c)(1 year CMT + 2.999%)
13,921	0.000	07/25/33	—
FNMA STRIPS Series 151, Class 2
452	9.500	07/25/22	41
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(b)(6M USD LIBOR + 3.592%)
11,646	0.123	08/25/33	60
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(b)(6M USD LIBOR + 3.176%)
2,797	0.320	07/25/33	46

			147

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB(-1x1M LIBOR + 37.567%)
28,617	28.543	02/16/32	39,453

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
1,163	0.000	10/25/21	1,136

Regular Floater(b) – 0.8%
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(1M LIBOR + 0.450%)
981,051	2.537	10/07/20	983,465
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(1M LIBOR + 0.470%)
1,622,536	2.393	11/05/20	1,627,859

			2,611,324

Sequential Fixed Rate – 1.4%
FHLMC REMIC Series 2329, Class ZA
435,472	6.500	06/15/31	478,325
FHLMC REMIC Series 4273, Class PD
689,025	6.500	11/15/43	777,838
FNMA REMIC Series 2011-52, Class GB
679,620	5.000	06/25/41	724,914
FNMA REMIC Series 2011-99, Class DB
677,946	5.000	10/25/41	722,500
FNMA REMIC Series 2012-111, Class B
90,862	7.000	10/25/42	102,463
FNMA REMIC Series 2012-153, Class B
384,235	7.000	07/25/42	434,976
GNMA REMIC Series 2002-42, Class KZ
1,151,775	6.000	06/16/32	1,249,669

			4,490,685

Sequential Floating Rate(b) – 0.1%
FHLMC REMIC Series 1760, Class ZB(10Y - 0.600%)
62,955	2.280	05/15/24	61,905

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B(6M USD LIBOR + 0.720%)
$231,276	3.167%	11/25/29	$ 232,202

			294,107

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 7,436,852

Commercial Mortgage-Backed Securities(b) – 0.1%
Sequential Floating Rate – 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
$353,468	6.047%	12/10/49	$ 353,092

Federal Agencies – 37.3%
Adjustable Rate FHLMC(b) – 0.2%
(1 Year CMT + 2.224%)
32,337	3.474	11/01/32	33,378
(1 year CMT + 2.250%)
476,124	3.438	09/01/33	500,968

			534,346

Adjustable Rate FNMA(b) – 0.6%
(12M USD LIBOR + 1.670%)
19,438	3.420	11/01/32	20,190
(12M USD LIBOR + 1.591%)
36,198	3.466	12/01/32	37,487
(6M USD LIBOR + 1.413%)
505,955	3.913	05/01/33	513,938
(1 year CMT + 2.217%)
15,050	3.990	06/01/33	15,788
(12M USD LIBOR + 1.660%)
476,953	3.412	10/01/33	494,096
(1 year CMT + 2.196%)
511,634	3.607	02/01/35	537,510
(12M USD LIBOR + 1.492%)
459,864	3.240	09/01/35	476,833

			2,095,842

Adjustable Rate GNMA(b) – 0.6% (1 year CMT + 1.500%)
29,923	2.625	06/20/23	30,235
15,839	2.750	07/20/23	15,989
14,632	2.750	08/20/23	14,773
37,670	2.750	09/20/23	38,040
13,280	3.375	03/20/24	13,413
112,750	2.625	04/20/24	114,616
13,208	2.625	05/20/24	13,537
111,146	2.625	06/20/24	112,555
67,881	2.750	07/20/24	68,658

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
$91,499	2.750%	08/20/24	$ 92,560
27,926	2.750	09/20/24	28,259
38,070	3.125	11/20/24	38,510
40,521	3.125	12/20/24	40,996
26,437	3.375	01/20/25	26,740
14,391	3.375	02/20/25	14,558
53,035	2.625	05/20/25	53,812
42,895	2.750	07/20/25	43,465
18,307	3.375	02/20/26	18,548
1,017	2.750	07/20/26	1,032
51,090	3.375	01/20/27	51,830
20,026	3.375	02/20/27	20,328
149,864	2.625	04/20/27	152,508
14,269	2.625	05/20/27	14,518
20,314	2.625	06/20/27	20,683
7,842	3.125	11/20/27	7,970
23,378	3.125	12/20/27	23,763
53,544	3.375	01/20/28	54,418
18,326	3.375	02/20/28	18,617
19,908	3.375	03/20/28	20,226
81,879	2.750	07/20/29	83,434
53,617	2.750	08/20/29	54,681
10,233	2.750	09/20/29	10,429
44,874	3.125	10/20/29	45,715
59,566	3.125	11/20/29	60,716
12,583	3.125	12/20/29	12,822
17,667	3.375	01/20/30	17,985
7,633	3.375	02/20/30	7,771
46,586	3.375	03/20/30	47,430
54,137	2.625	04/20/30	55,282
142,621	2.625	05/20/30	145,652
14,576	2.625	06/20/30	14,898
133,268	2.750	07/20/30	135,950
20,472	2.750	09/20/30	20,904
44,979	3.125	10/20/30	45,909
73,669	3.375	03/20/32	75,077

			1,999,812

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – 1.0%
$161	4.500%	09/01/18	$ 161
8,360	5.000	06/01/19	8,421
14,432	6.500	07/01/21	15,099
1,287	6.500	08/01/22	1,342
25,064	9.000	10/01/22	26,822
70,683	4.500	10/01/23	73,597
350,488	5.000	08/01/24	364,094
33,153	6.500	07/01/28	34,472
383,726	4.500	03/01/29	399,548
4,026	8.000	07/01/30	4,696
2,552	7.500	12/01/30	2,555
28,373	7.000	04/01/31	30,584
15,757	5.000	08/01/33	16,802
3,047	5.000	09/01/33	3,249
6,835	5.000	10/01/33	7,289
13,415	5.500	09/01/34	14,583
4,015	5.000	11/01/34	4,282
231,248	5.000	12/01/34	246,599
733	5.500	03/01/35	794
11,352	5.000	07/01/35	12,106
1,610	5.500	07/01/35	1,737
3,200	5.000	11/01/35	3,412
2,857	5.500	11/01/35	3,106
22,099	5.000	12/01/35	23,653
45,698	5.500	01/01/36	49,702
168	5.500	02/01/36	182
1,540	6.000	06/01/36	1,667
29,451	5.000	02/01/37	31,279
2,939	5.000	03/01/38	3,136
64,274	5.500	03/01/38	70,008
25,657	5.500	04/01/38	27,946
5,436	5.500	11/01/38	5,949
7,782	5.500	12/01/38	8,376
327,106	7.000	02/01/39	373,870
2,084	5.500	03/01/39	2,275
144,925	5.000	07/01/39	154,967
3,056	5.500	10/01/39	3,328
7,872	5.500	03/01/40	8,578
17,204	4.000	06/01/40	17,631
16,394	5.500	06/01/40	17,852

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$8,363	5.000%	08/01/40	$ 8,937
590,378	5.500	08/01/40	644,430
2,396	4.500	11/01/40	2,517
172,476	4.000	02/01/41	177,312
1,325	5.000	04/01/41	1,421
7,516	5.000	06/01/41	8,029
322,405	5.000	07/01/41	342,286
11,752	4.000	11/01/41	12,090
18,522	3.000	05/01/42	18,093
18,244	3.000	08/01/42	17,821
21,054	3.000	01/01/43	20,554
73,827	3.000	02/01/43	72,123

			3,401,362

FNMA – 21.6%
109	4.500	08/01/18	109
763	5.000	09/01/18	763
18,960	5.000	10/01/18	18,975
6,781	6.500	08/01/19	7,475
4,555	9.500	10/01/20	4,574
126,364	5.500	02/01/23	135,429
224,142	5.500	08/01/23	240,221
68,663	6.000	11/01/28	75,464
4,184	6.500	11/01/28	4,375
46,939	7.000	07/01/31	50,743
784	5.500	03/01/33	848
3,733	6.000	03/01/33	4,138
2,694,446	5.500	04/01/33	2,926,221
1,783	6.000	05/01/33	1,965
5,001	5.000	07/01/33	5,335
515,679	5.500	07/01/33	546,455
19,942	5.000	08/01/33	21,270
4,141	5.500	09/01/33	4,508
19,599	5.500	12/01/33	21,347
899	6.000	12/01/33	1,000
4,863	5.500	02/01/34	5,297
1,229	5.500	03/01/34	1,342
989	5.500	04/01/34	1,077
6,422	5.500	05/01/34	7,006
46	5.500	06/01/34	50
6,936	5.500	08/01/34	7,550
3,715	5.500	09/01/34	4,051
2,959	5.500	10/01/34	3,221
2,139	5.500	11/01/34	2,334
31,898	5.500	12/01/34	34,782
6,398	5.500	04/01/35	6,950
156,254	6.000	04/01/35	172,702
4,496	5.000	05/01/35	4,826
3,174	5.500	05/01/35	3,452
6,561	5.000	07/01/35	7,009
6,965	5.500	07/01/35	7,579
1,782	5.000	08/01/35	1,910
627	5.500	08/01/35	681
6,104	5.500	09/01/35	6,643
69,897	6.000	10/01/35	77,828
35,884	6.000	11/01/35	39,790
2,821	5.500	12/01/35	3,077
117	5.500	02/01/36	128
32,858	6.000	03/01/36	36,483
51,334	6.000	04/01/36	56,951
2,365	4.500	07/01/36	2,485
405	5.500	02/01/37	441
13,702	5.500	04/01/37	14,942

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$155	5.500%	06/01/37	$ 169
680,695	5.500	08/01/37	734,189
192,819	6.000	10/01/37	213,692
239	5.500	12/01/37	261
9,047	5.500	02/01/38	9,767
3,443	5.500	03/01/38	3,755
6,329	6.000	03/01/38	7,043
16,115	5.500	04/01/38	17,572
5,004	5.500	05/01/38	5,457
532	5.500	06/01/38	581
1,074	5.500	07/01/38	1,171
1,000	5.500	08/01/38	1,089
1,016	5.500	09/01/38	1,108
286	5.500	12/01/38	312
6,285	5.500	02/01/39	6,854
209,266	7.000	03/01/39	237,032
2,765	4.500	04/01/39	2,905
10,064	4.500	05/01/39	10,589
4,950	5.500	06/01/39	5,397
5,318	4.000	08/01/39	5,451
22,538	4.500	08/01/39	23,712
49,352	5.000	09/01/39	52,876
4,429	5.500	11/01/39	4,830
412,374	4.500	12/01/39	433,862
230,240	5.000	07/01/40	249,037
19,107	4.500	01/01/41	20,087
293,751	5.000	03/01/41	312,845
69,995	5.000	04/01/41	74,944
187,989	4.500	05/01/41	197,433
12,646	5.000	06/01/41	13,686
115,197	5.000	07/01/41	122,684
133,456	4.500	08/01/41	140,306
142,531	5.000	10/01/41	151,795
236,621	5.000	04/01/42	252,001
154,967	4.500	08/01/42	162,873
17,031	3.000	11/01/42	16,674
203,070	3.000	12/01/42	198,819
524,506	3.000	01/01/43	513,611
99,486	3.000	02/01/43	97,497
608,210	3.000	03/01/43	596,046
996,433	3.000	04/01/43	976,505
673,558	3.000	05/01/43	660,087
120,983	3.000	06/01/43	118,562
1,046,759	3.000	07/01/43	1,024,842
2,600,313	4.500	10/01/44	2,724,438
1,343,652	4.500	04/01/45	1,414,299
153,837	4.500	05/01/45	161,925
895,101	4.500	06/01/45	938,388
813,285	4.000	11/01/45	832,164
99,114	4.000	01/01/46	101,415
256,814	4.000	03/01/46	262,484
25,138	4.500	05/01/46	26,259
178,075	4.000	06/01/46	181,826
45,215	4.000	08/01/46	46,167
308,557	4.500	08/01/46	321,840
286,257	4.000	10/01/46	292,285
620,651	4.500	03/01/47	647,368
45,747	4.500	05/01/47	47,702
70,792	4.500	06/01/47	74,426
977,881	4.500	07/01/47	1,019,670
1,486,002	4.500	09/01/47	1,549,505
476,545	4.500	10/01/47	497,282
5,906,956	4.500	01/01/48	6,159,423
950,065	4.500	04/01/48	989,849

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$233,234	4.500%	05/01/48		$ 243,001
4,702,326	4.500	06/01/48		4,899,236
2,000,000	3.500	TBA-30yr	(d)	1,990,312
12,000,000	4.000	TBA-30yr	(d)	12,234,374
13,000,000	4.500	TBA-30yr	(d)	13,536,250
8,000,000	5.000	TBA-30yr	(d)	8,475,000

				71,928,698

GNMA – 13.3%
66,726	7.000	12/15/27		71,660
13,167	6.500	08/15/28		14,521
84,987	6.000	01/15/29		93,454
146,060	7.000	10/15/29		163,859
39,008	5.500	11/15/32		42,191
670,964	5.500	12/15/32		728,120
22,921	5.500	01/15/33		24,752
58,332	5.500	02/15/33		63,319
58,295	5.500	03/15/33		63,278
59,430	5.500	07/15/33		64,485
27,738	5.500	08/15/33		30,110
18,256	5.500	09/15/33		19,817
39,616	5.500	04/15/34		43,007
9,669	5.500	05/15/34		10,496
370,258	5.500	06/15/34		401,948
257,306	5.500	09/15/34		279,329
252,197	5.500	12/15/34		273,782
183,941	5.500	01/15/35		199,685
147,855	5.000	03/15/38		156,521
1,564	5.000	11/15/38		1,678
9,266	4.000	02/20/41		9,576
14,114	4.000	11/20/41		14,587
2,339	4.000	01/20/42		2,416
7,502	4.000	04/20/42		7,751
4,199	4.000	10/20/42		4,336
560,758	4.000	08/20/43		579,180
5,659,917	4.000	10/20/43		5,842,317
8,060	4.000	03/20/44		8,310
9,749	4.000	05/20/44		10,051
675,464	4.000	11/20/44		696,387
3,039,128	4.000	06/20/45		3,129,470
2,193,276	4.000	07/20/45		2,258,474
506,337	4.000	09/20/45		521,231
1,605,735	4.000	10/20/45		1,652,966
784,779	4.000	01/20/46		807,863
353,876	4.000	02/20/46		364,285
764,641	4.000	04/20/47		785,699
1,835,868	4.000	07/20/47		1,884,131
134,817	4.000	10/20/47		138,319
7,000,000	4.000	TBA-30yr	(d)	7,162,422

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$15,000,000	4.500%	TBA-30yr(d)	$ 15,589,453

			44,215,236

TOTAL FEDERAL AGENCIES			$124,175,296

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $131,919,340)			$131,965,240

Agency Debentures – 11.2%
FHLB
$2,200,000	1.875%	03/13/20	$ 2,175,118
3,700,000	2.125	06/09/23	3,595,157
2,100,000	3.375	09/08/23	2,151,414
300,000	3.375	12/08/23	307,681
FNMA
1,400,000	1.875	09/24/26	1,276,422
2,600,000	6.250	05/15/29	3,335,696
4,000,000	6.625	11/15/30	5,373,000
Hashemite Kingdom of Jordan Government AID Bond(e)
4,600,000	2.503	10/30/20	4,569,042
Israel Government AID Bond(e)
1,400,000	5.500	09/18/23	1,576,190
500,000	5.500	12/04/23	563,860
700,000	5.500	04/26/24	793,863
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,416,816
New Valley Generation V
1,408,789	4.929	01/15/21	1,461,941
Tennessee Valley Authority
6,500,000	3.875	02/15/21	6,691,945

TOTAL AGENCY DEBENTURES (Cost $37,877,011)			$ 37,288,145

Asset-Backed Securities – 11.1%
Automotive – 3.4%
Ally Master Owner Trust Series 2018-1, Class A2
$4,100,000	2.700%	01/17/23	$ 4,060,733
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A(f)
2,150,000	2.630	12/20/21	2,123,381
Chesapeake Funding II LLC Series 2017-2A, Class A1(f)
1,590,443	1.990	05/15/29	1,567,670
Ford Credit Auto Owner Trust Series 2016-2, Class A(f)
400,000	2.030	12/15/27	387,121
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1(f)
1,250,000	1.960	05/17/21	1,241,569
Mercedes-Benz Master Owner Trust Series 2017-BA, Class A(b)(f)(1M LIBOR + 0.420%)
1,850,000	2.493	05/16/22	1,854,791

			11,235,265

Student Loan(b) – 7.7%
Access Group, Inc. Series 2005-2, Class A3(3M USD LIBOR + 0.180%)
304,706	2.084	11/22/24	304,705
Access Group, Inc. Series 2015-1, Class A(f)(1M USD LIBOR + 0.700%)
549,398	2.660	07/25/56	548,638
ECMC Group Student Loan Trust Series 2016-1A, Class A(f)(1M USD LIBOR + 1.350%)
1,429,355	3.310	07/26/66	1,452,706

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Edsouth Indenture No. 9 LLC Series 2015-1, Class A(f)(1M USD LIBOR + 0.800%)
$1,164,071	2.760%	10/25/56	$ 1,168,416
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(f)(1M USD LIBOR + 0.800%)
2,750,000	2.760	04/26/32	2,763,243
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(f)(3M LIBOR + 0.110%)
1,353,150	2.440	11/25/26	1,345,651
Higher Education Funding I Series 2014-1, Class A(f)(3M USD LIBOR + 1.050%)
1,363,685	2.994	05/25/34	1,370,848
Navient Student Loan Trust Series 2016-5A, Class A(f)(1M USD LIBOR + 1.250%)
3,212,533	3.210	06/25/65	3,296,594
Navient Student Loan Trust Series 2016-7A, Class A(f)(1M USD LIBOR + 1.150%)
1,495,394	3.110	03/25/66	1,523,416
Navient Student Loan Trust Series 2017-4A, Class A2(f)(1M USD LIBOR + 0.500%)
850,000	2.460	09/27/66	852,460
Navient Student Loan Trust Series 2017-5A, Class A(f)(1M USD LIBOR + 0.800%)
3,108,792	2.760	07/26/66	3,137,454
Nelnet Student Loan Trust Series 2013-5A, Class A(f)(1M USD LIBOR + 0.630%)
296,444	2.590	01/25/37	296,678
North Carolina State Education Assistance Authority Series 2010-1, Class A1(3M USD LIBOR + 0.900%)
630,354	2.645	07/25/41	628,974
PHEAA Student Loan Trust Series 2016-1A, Class A(f)(1M USD LIBOR + 1.150%)
1,500,993	3.110	09/25/65	1,523,936
Scholar Funding Trust Series 2013-A, Class A(f)(1M USD LIBOR + 0.650%)
1,767,143	2.618	01/30/45	1,759,856
SLM Student Loan Trust Series 2003-14, Class A5(3M USD LIBOR + 0.230%)
53,194	1.975	01/25/23	53,196
SLM Student Loan Trust Series 2004-8A, Class A6(f)(3M USD LIBOR + 0.630%)
850,000	2.375	01/25/40	854,803
SLM Student Loan Trust Series 2008-5, Class A4(3M USD LIBOR + 1.700%)
1,763,678	3.445	07/25/23	1,808,720
Utah State Board of Regents Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
800,000	2.623	05/01/35	804,168
Wachovia Student Loan Trust Series 2005-1, Class A5(3M USD LIBOR + 0.130%)
97,956	2.490	01/26/26	97,895

			25,592,357

TOTAL ASSET-BACKED SECURITIES (Cost $36,589,934)			$36,827,622

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – 1.9%
Alaska(b) – 0.6%
Alaska State Student Loan Corp. Series 2013, Class A(1M USD LIBOR + 0.500%)
$2,179,067	2.591%		08/25/31	$ 2,181,397

New Hampshire(b)(g) – 0.4%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
1,200,000	3.210		10/25/37	1,207,837

New Jersey – 0.7%
New Jersey Economic Development Authority Series A
2,000,000	7.425		02/15/29	2,434,860

Texas(b)(g) – 0.2%
Brazos Higher Education Authority, Inc. Series 2005-2, Class I-A12(3M USD LIBOR + 0.160%)
659,389	2.495		03/27/23	657,605

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $6,012,197)				$ 6,481,699

U.S. Treasury Obligations – 42.3%
United States Treasury Bonds
$3,830,000	3.625	%(h)	02/15/44	$ 4,270,488
3,320,000	3.125		08/15/44	3,407,283
3,200,000	3.000		11/15/44	3,211,456
1,570,000	2.875		08/15/45	1,538,318
11,110,000	2.875		11/15/46	10,878,690
60,000	3.000		05/15/47	60,181
5,080,000	2.750		11/15/47	4,847,234
United States Treasury Notes
820,000	1.875		01/31/22	797,794
5,920,000	1.875		04/30/22	5,745,005
1,540,000	1.750		05/31/22	1,486,285
500,000	2.000	(h)	07/31/22	486,495
51,010,000	1.875		10/31/22	49,278,722
19,300,000	2.125		07/31/24	18,580,882
5,670,000	2.125		09/30/24	5,451,648
3,600,000	2.125		11/30/24	3,457,152
3,660,000	2.875		04/30/25	3,674,860
500,000	2.125		05/15/25	478,535
400,000	2.000		08/15/25	379,000
9,180,000	1.625		05/15/26	8,399,057
4,570,000	2.250		02/15/27	4,362,385
United States Treasury Strip Coupon(c)
6,400,000	0.000		11/15/35	3,806,272
3,200,000	0.000		02/15/36	1,890,752
1,300,000	0.000		05/15/36	762,333
6,000,000	0.000		11/15/37	3,364,200

TOTAL U.S. TREASURY OBLIGATIONS (Cost $142,436,648)				$140,615,027

Shares	Distribution Rate			Value
Investment Company(i) – 6.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
22,290,305	1.869%			$ 22,290,305
(Cost $22,290,305)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $377,125,435)				$375,468,038

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 3.4%
Commercial Paper(c) – 3.4%
AT&T, Inc.
$1,831,000	0.000%	10/05/18	$ 1,817,891
700,000	0.000	10/09/18	694,784
Duke Energy Corp.
1,665,000	0.000	08/27/18	1,658,323
Hewlett Packard Enterprise Co.
830,000	0.000	07/10/18	829,508
831,000	0.000	07/11/18	830,462
HP, Inc.
500,000	0.000	07/23/18	499,342
Mondelez International, Inc.
1,500,000	0.000	10/02/18	1,489,847
Southern Co.
665,000	0.000	08/30/18	662,186
Versailles Commercial Paper LLC
1,866,000	0.000	07/09/18	1,864,942
VW Credit, Inc.
1,150,000	0.000	09/20/18	1,143,300

TOTAL SHORT-TERM INVESTMENTS (Cost $11,491,205)			$ 11,490,585

TOTAL INVESTMENTS – 116.3% (Cost $388,616,640)			$386,958,623

LIABILITIES IN EXCESS OF OTHER ASSETS – (16.3)%			(54,279,709)

NET ASSETS – 100.0%			$332,678,914

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $58,987,811 which represents approximately 17.7% of net assets as of June 30, 2018.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $7,502,955, which represents approximately 2.3% of net assets as of June 30, 2018.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $29,069,231, which represents approximately 8.7% of net assets as of June 30, 2018. The liquidity determination is unaudited.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2018, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA-30yr	07/12/18	$(2,000,000)	$(1,937,188)
GNMA	4.000	TBA-30yr	07/19/18	(7,000,000)	(7,172,812)

TOTAL (Proceeds Receivable: $9,077,813)					$(9,110,000)

(a)	TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10 Year U.S. Treasury Notes	69	09/19/18	$ 8,848,172	$ 93,986
U.S. Long Bonds	12	09/19/18	1,740,000	14,352
5 Year U.S Treasury Notes	173	09/28/18	19,655,774	45,796
10 Year U.S Treasury Notes	19	09/19/18	2,283,562	(812)

Total				$ 153,322

Short position contracts:
Eurodollars	(2)	12/17/18	(486,800)	3,647
Eurodollars	(28)	06/17/19	(6,800,150)	59,803
Eurodollars	(34)	03/16/20	(8,246,700)	(4,754)
Eurodollars	(34)	06/15/20	(8,246,700)	(6,029)
Eurodollars	(34)	09/14/20	(8,247,125)	(7,729)
Eurodollars	(194)	12/14/20	(47,054,700)	1,099
Eurodollars	(47)	03/15/21	(11,401,025)	(15,222)
Eurodollars	(47)	06/14/21	(11,401,613)	(14,796)
Eurodollars	(60)	09/13/21	(14,555,250)	(21,727)
Eurodollars	(60)	12/13/21	(14,553,750)	(22,639)
Eurodollars	(60)	03/14/22	(14,554,500)	(24,727)
Eurodollars	(60)	06/13/22	(14,554,500)	(24,889)
Ultra Long U.S. Treasury Bonds	(47)	09/19/18	(7,499,437)	(78,063)
2 Year U.S Treasury Notes	(3)	09/28/18	(635,484)	260

Total				$(155,766)

TOTAL FUTURES CONTRACTS				$ (2,444)

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	2.139%(b)	11/20/20	$33,680	(c)	$(495,783)	$(51,340)	$(444,443)
2.275%(b)	3M LIBOR(a)	11/20/23	14,350	(c)	432,572	24,086	408,486
2.882(b)	3M LIBOR(a)	02/28/25	6,520		2,533	15,463	(12,930)

TOTAL					$(60,678)	$(11,791)	$(48,887)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 32.9%
Collateralized Mortgage Obligations – 23.0%
Interest Only(a) – 0.0%
FNMA REMIC Series 1990-145, Class B
$21	1,004.961%	12/25/20	$ 58

Regular Floater(b) – 21.7%
FHLMC REMIC Series 1826, Class F(1M LIBOR + 0.400%)
9,349	2.319	09/15/21	9,365
FHLMC REMIC Series 3049, Class FP(1M LIBOR + 0.350%)
3,276,514	2.269	10/15/35	3,284,892
FHLMC REMIC Series 3208, Class FB(1M LIBOR + 0.400%)
429,828	2.319	08/15/36	430,899
FHLMC REMIC Series 3208, Class FD(1M LIBOR + 0.400%)
1,048,591	2.319	08/15/36	1,054,707
FHLMC REMIC Series 3208, Class FG(1M LIBOR + 0.400%)
1,020,251	2.319	08/15/36	1,026,202
FHLMC REMIC Series 3307, Class FA(1M LIBOR + 0.430%)
7,618,577	2.349	07/15/34	7,659,060
FHLMC REMIC Series 3312, Class HF(1M LIBOR + 0.300%)
3,481,156	2.219	08/15/33	3,487,938
FHLMC REMIC Series 3371, Class FA(1M LIBOR + 0.600%)
689,717	2.519	09/15/37	697,433
FHLMC REMIC Series 3374, Class FT(1M LIBOR + 0.300%)
133,460	2.219	04/15/37	133,460
FHLMC REMIC Series 3471, Class FB(1M LIBOR + 1.000%)
1,496,424	2.919	08/15/35	1,530,757
FHLMC REMIC Series 3545, Class FA(1M LIBOR + 0.850%)
230,689	2.769	06/15/39	233,658
FHLMC REMIC Series 4039, Class FA(1M LIBOR + 0.500%)
2,396,543	2.419	05/15/42	2,418,930
FHLMC REMIC Series 4272, Class FD(1M LIBOR + 0.350%)
4,285,271	2.269	11/15/43	4,296,751
FHLMC REMIC Series 4316, Class FY(1M LIBOR + 0.400%)
1,381,697	2.319	11/15/39	1,385,772
FHLMC REMIC Series 4477, Class FG(1M LIBOR + 0.300%)
4,333,315	2.282	10/15/40	4,325,816
FHLMC REMIC Series 4508, Class CF(1M LIBOR + 0.400%)
10,420,929	2.319	09/15/45	10,463,569
FHLMC REMIC Series 4751, Class EF(1M LIBOR + 0.250%)
12,286,882	2.323	05/15/41	12,276,407
FHLMC REMIC Series 4751, Class FA(1M LIBOR + 0.250%)
9,714,384	2.323	03/15/39	9,710,337
FHLMC STRIPS Series 237, Class F23(1M LIBOR + 0.400%)
281,292	2.473	05/15/36	282,082
FHLMC STRIPS Series 350, Class F2(1M LIBOR + 0.350%)
15,455,049	2.332	09/15/40	15,402,440
FNMA REMIC Series 1998-66, Class FC(1M LIBOR + 0.500%)
33,131	2.439	11/17/28	33,284
FNMA REMIC Series 2006-42, Class CF(1M LIBOR + 0.450%)
6,836,998	2.410	06/25/36	6,885,103
FNMA REMIC Series 2006-72, Class XF(1M LIBOR + 0.500%)
329,681	2.460	08/25/36	331,542
FNMA REMIC Series 2007-33, Class HF(1M LIBOR + 0.350%)
44,464	2.310	04/25/37	44,591
FNMA REMIC Series 2007-36, Class F(1M LIBOR + 0.230%)
905,654	2.190	04/25/37	904,174
FNMA REMIC Series 2007-92, Class OF(1M LIBOR + 0.570%)
334,974	2.530	09/25/37	338,359
FNMA REMIC Series 2008-22, Class FD(1M LIBOR + 0.840%)
422,416	2.931	04/25/48	430,375

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FNMA REMIC Series 2009-75, Class MF(1M LIBOR + 1.150%)
$617,462	3.110%	09/25/39	$ 633,983
FNMA REMIC Series 2010-123, Class FL(1M LIBOR + 0.430%)
1,416,706	2.390	11/25/40	1,423,563
FNMA REMIC Series 2010-8, Class FE(1M LIBOR + 0.790%)
7,511,048	2.750	02/25/40	7,628,716
FNMA REMIC Series 2011-110, Class FE(1M LIBOR + 0.400%)
2,314,718	2.360	04/25/41	2,324,062
FNMA REMIC Series 2011-53, Class FT(1M LIBOR + 0.580%)
534,295	2.671	06/25/41	540,173
FNMA REMIC Series 2011-63, Class FG(1M LIBOR + 0.450%)
510,798	2.410	07/25/41	513,928
FNMA REMIC Series 2012-110, Class MF(1M LIBOR + 0.460%)
4,823,452	2.420	10/25/42	4,861,892
FNMA REMIC Series 2012-56, Class FG(1M LIBOR + 0.500%)
1,648,855	2.591	03/25/39	1,656,275
FNMA REMIC Series 2013-96, Class FW(1M LIBOR + 0.400%)
132,014	2.360	09/25/43	132,680
FNMA REMIC Series 2014-19, Class FA(1M LIBOR + 0.400%)
1,254,552	2.360	11/25/39	1,258,125
FNMA REMIC Series 2014-19, Class FJ(1M LIBOR + 0.400%)
1,429,181	2.360	11/25/39	1,433,337
FNMA REMIC Series 2016-1, Class FT(1M LIBOR + 0.350%)
5,456,789	2.441	02/25/46	5,471,571
FNMA REMIC Series 2016-23, Class FT(1M LIBOR + 0.500%)
1,085,982	2.460	11/25/45	1,096,657
FNMA REMIC Series 2017-45, Class FA(1M LIBOR + 0.320%)
9,701,478	2.302	06/25/47	9,712,113
FNMA REMIC Series 2017-96, Class FC(1M LIBOR + 0.400%)
13,938,781	2.491	12/25/57	14,006,510
GNMA REMIC Series 2008-51, Class FG(1M LIBOR + 0.770%)
1,714,760	2.704	06/16/38	1,747,794
GNMA REMIC Series 2010-53, Class FC(1M LIBOR + 0.820%)
718,504	2.768	04/20/40	729,843
GNMA REMIC Series 2011-101, Class EF(1M LIBOR + 0.860%)
6,103,639	2.945	10/16/39	6,220,484
GNMA REMIC Series 2011-117, Class FJ(1M LIBOR + 0.870%)
4,171,039	2.818	08/20/41	4,259,814
GNMA REMIC Series 2012-12, Class HF(1M LIBOR + 0.400%)
954,620	2.484	01/20/42	955,879
NCUA Guaranteed Notes Series 2011-R1, Class 1A(1M LIBOR + 0.450%)
332,890	2.373	01/08/20	333,293
NCUA Guaranteed Notes Series 2011-R2, Class 1A(1M LIBOR + 0.400%)
1,108,904	2.425	02/06/20	1,109,943
NCUA Guaranteed Notes Series 2011-R3, Class 1A(1M LIBOR + 0.400%)
888,702	2.478	03/11/20	889,501
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(1M LIBOR + 0.450%)
1,391,631	2.537	10/07/20	1,395,056
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(1M LIBOR + 0.470%)
3,203,582	2.393	11/05/20	3,214,094

			162,627,189

Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 4248, Class LM
606,796	6.500	05/15/41	684,003

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 1.2%
FHLMC REMIC Series 3588, Class CW(1M USD LIBOR + 0.000%)
$1,145,506	3.645%	10/15/37	$ 1,202,621
FNMA REMIC Series 1990-145, Class A(1 year CMT + 0.000%)
8,568	2.686	12/25/20	8,580
FNMA REMIC Series 1997-20, Class F(1 year CMT + 0.000%)
90,217	2.115	03/25/27	90,160
Holmes Master Issuer PLC Series 2018-1A, Class A2(c)(3M USD LIBOR + 0.360%)
3,200,000	2.146	10/15/54	3,198,150
Permanent Master Issuer PLC Series 2018-1A, Class 1A1(c)(3M USD LIBOR + 0.380%)
4,500,000	2.747	07/15/58	4,500,954

			9,000,465

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$172,311,715

Commercial Mortgage-Backed Securities(b) – 6.9%
Sequential Floating Rate – 6.9%
FHLMC Multifamily Structured Pass-Through Certificates Series J15L, Class AFL(1M LIBOR + 0.350%)
$8,680,125	2.351%	08/25/25	$ 8,702,553
FHLMC Multifamily Structured Pass-Through Certificates Series KF03, Class A(1M LIBOR + 0.340%)
2,325,580	2.341	01/25/21	2,326,316
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A(1M LIBOR + 0.450%)
4,360,770	2.451	06/25/23	4,366,185
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A(1M LIBOR + 0.370%)
6,803,748	2.371	04/25/24	6,814,401
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A(1M LIBOR + 0.370%)
10,775,867	2.371	05/25/24	10,792,676
FHLMC Multifamily Structured Pass-Through Certificates Series KF42, Class A(1M LIBOR + 0.250%)
4,099,468	2.251	12/25/24	4,108,310
FHLMC Multifamily Structured Pass-Through Certificates Series KS02, Class A(1M LIBOR + 0.380%)
4,925,337	2.381	08/25/23	4,926,941
FNMA ACES Series 2017-M13, Class FA(1M LIBOR + 0.400%)
9,719,741	2.348	10/25/24	9,862,777

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 51,900,159

Federal Agencies – 3.0%
Adjustable Rate FHLMC(b) – 0.6%
FHLMC(1 year CMT + 2.134%)
$19,309	6.882%	11/01/19	$ 19,464
FHLMC(1 year CMT + 2.277%)
1,801,547	3.460	01/01/38	1,890,576
FHLMC(12M MTA + 2.155%)
6,290	3.248	06/01/31	6,544
FHLMC(12M USD LIBOR + 1.750%)
782,213	3.549	05/01/35	820,756

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FHLMC(b) – (continued)
FHLMC(12M USD LIBOR + 1.860%)
$854,417	3.714%	05/01/34	$ 894,724
FHLMC(3 year CMT + 2.286%)
31,005	4.647	05/01/35	31,691
FHLMC(3 year CMT + 2.553%)
357,930	4.002	08/01/28	365,500
FHLMC(6M CMT + 2.235%)
112,445	3.958	05/01/29	115,527
FHLMC(6M USD LIBOR + 2.268%)
59,952	3.816	12/01/30	62,156
FHLMC(COF + 1.102%)
1,421	1.936	06/01/19	1,418
FHLMC(COF + 1.198%)
5,258	2.448	02/01/31	5,280
FHLMC(COF + 1.249%)
14,460	4.410	06/01/30	15,318
FHLMC(COF + 1.250%)
808	2.027	03/01/19	806
FHLMC(COF + 1.250%)
1,971	3.955	01/01/20	1,973
FHLMC(COF + 1.250%)
5,069	2.027	05/01/21	5,066
FHLMC(COF + 1.250%)
1,554	2.027	10/01/26	1,559
FHLMC(COF + 1.250%)
7,276	4.086	06/01/29	7,708
FHLMC(COF + 1.250%)
19,492	1.996	04/01/30	19,571
FHLMC(COF + 1.625%)
164	2.375	02/01/19	164
FHLMC(COF + 1.645%)
271	2.395	07/01/19	271
FHLMC(COF + 1.921%)
15,441	2.644	11/01/19	15,434
FHLMC(COF + 1.936%)
823	2.679	08/01/18	822
FHLMC(COF + 2.000%)
721	2.750	11/01/18	720

			4,283,048

Adjustable Rate FNMA(b) – 0.9%
FNMA
11,792	3.111	05/20/22	11,755
FNMA
72,608	2.909	06/20/24	72,341
FNMA(1 year CMT + 2.000%)
1,672	6.865	02/01/22	1,718
FNMA(1 year CMT + 2.270%)
956,397	3.895	07/01/33	1,001,842
FNMA(1 year CMT + 2.359%)
237,919	3.583	11/01/34	250,847
FNMA(1 year CMT + 3.105%)
7,656	7.056	05/01/20	7,793
FNMA(12M MTA + 1.200%)
4,526	2.664	02/01/41	4,575
FNMA(12M MTA + 1.400%)
51,885	2.864	06/01/40	52,731

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
FNMA(12M USD LIBOR + 1.550%)
$2,220,611	2.615%	09/01/44	$ 2,247,651
FNMA(12M USD LIBOR + 1.580%)
1,022,908	2.511	04/01/44	1,052,175
FNMA(12M USD LIBOR + 1.825%)
184,058	3.575	09/01/37	193,778
FNMA(12M USD LIBOR + 1.949%)
1,170,349	3.811	03/01/37	1,240,005
FNMA(6M H15 + 2.063%)
440	6.090	07/01/19	440
FNMA(6M USD LIBOR + 1.774%)
30,141	3.878	02/01/23	30,617
FNMA(6M USD LIBOR + 1.869%)
133,377	3.614	01/01/24	136,056
FNMA(6M USD LIBOR + 1.925%)
123,381	3.724	03/01/24	126,001
FNMA(COF + 1.250%)
622	2.001	10/01/18	622
FNMA(COF + 1.250%)
235	2.758	10/01/18	235
FNMA(COF + 1.250%)
2,987	2.000	01/01/19	2,984
FNMA(COF + 1.250%)
1,420	6.057	04/01/19	1,426
FNMA(COF + 1.250%)
41,100	2.000	05/01/19	41,085
FNMA(COF + 1.250%)
17,562	2.000	06/01/20	17,555
FNMA(COF + 1.250%)
6,351	3.385	06/01/27	6,415
FNMA(COF + 1.250%)
4,210	4.250	12/01/27	4,460
FNMA(COF + 1.250%)
5,025	4.487	01/01/28	5,323
FNMA(COF + 1.250%)
4,397	2.000	06/01/29	4,428
FNMA(COF + 1.250%)
6,041	2.156	06/01/29	6,077
FNMA(COF + 1.254%)
3,222	3.967	05/01/36	3,279
FNMA(COF + 1.650%)
4,185	3.928	04/01/19	4,194
FNMA(COF + 1.650%)
3,598	4.242	08/01/19	3,607

			6,532,015

Adjustable Rate GNMA(b) – 0.2%
GNMA(1 year CMT + 1.500%)
702,971	2.625	04/20/33	719,200
GNMA(1 year CMT + 1.500%)
156,605	2.625	05/20/33	162,471
GNMA(1 year CMT + 1.500%)
306,024	2.750	08/20/34	313,254

			1,194,925

FHLMC – 0.0%
15,459	5.500	01/01/20	15,643
25,981	7.000	04/01/21	26,548
15,157	7.000	08/01/21	15,594
53,541	7.000	05/01/22	55,525
149,689	7.000	06/01/22	154,586

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$1,250	4.500%	05/01/23	$ 1,292

			269,188

FNMA – 1.3%
519	5.000	09/01/19	525
1,590	5.000	01/01/20	1,617
16,408	7.000	07/01/21	16,863
43,767	7.000	11/01/21	45,221
27,636	7.000	12/01/21	27,803
66,978	7.000	01/01/22	68,095
9,295	7.000	02/01/22	9,593
43,607	7.000	01/01/28	46,506
19,023	6.500	04/01/33	21,427
19,294	6.000	05/01/38	21,339
23,914	6.000	11/01/38	26,456
54,231	6.000	09/01/39	59,990
20,383	6.000	10/01/39	22,589
14,058	6.000	10/01/40	15,548
20,083	6.000	05/01/41	22,291
8,350,910	4.000	10/01/42	8,584,261
699,138	3.500	05/01/46	697,543

			9,687,667

GNMA – 0.0%
21,755	7.000	04/15/26	23,203

TOTAL FEDERAL AGENCIES			$ 21,990,046

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $246,222,625)			$246,201,920

Agency Debenture(d) – 0.5%
Hashemite Kingdom of Jordan Government AID Bond
$4,000,000	2.503%	10/30/20	$ 3,973,080
(Cost $ 4,000,000)

Asset-Backed Securities(b) – 50.2%
Automotive – 6.4%
Ally Master Owner Trust Series 2017-3, Class A1(1M LIBOR + 0.430%)
$11,500,000	2.503%	06/15/22	$ 11,530,212
Chesapeake Funding II LLC Series 2016-2A, Class A2(c)(1M USD LIBOR + 1.000%)
1,569,014	2.919	06/15/28	1,573,648
Chesapeake Funding II LLC Series 2017-3A, Class A2(c)(1M USD LIBOR + 0.340%)
4,700,052	2.259	08/15/29	4,697,020
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(c)(1M LIBOR + 0.430%)
9,650,000	2.503	07/15/22	9,675,226
Mercedes-Benz Master Owner Trust Series 2018-AA, Class A(c)
16,500,000	2.333	05/16/22	16,499,984
Nissan Master Owner Trust Receivables Series 2017-C, Class A(1M LIBOR + 0.320%)
4,100,000	2.393	10/17/22	4,102,583

			48,078,673

Collateralized Loan Obligations(c) – 15.5%
ACIS CLO Ltd. Series 2013-1A, Class A1(3M USD LIBOR + 0.870%)
273,254	2.604	04/18/24	273,245

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (b) – (continued)
Collateralized Loan Obligations(c) – (continued)
AIMCO CLO Series 2014-AA, Class AR(3M USD LIBOR + 1.100%)
$2,650,000	2.845%	07/20/26	$ 2,650,289
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A(3M USD LIBOR + 1.050%)
3,600,000	2.810	01/28/31	3,590,014
Apex Credit CLO II LLC Series 2017-2A, Class A(3M USD LIBOR + 1.270%)
3,000,000	3.472	09/20/29	3,005,196
Atrium X CLO Series 2017-10A, Class AR(3M USD LIBOR + 0.950%)
2,215,217	2.672	07/16/25	2,215,213
Barings CLO Ltd. Series 2018-3A, Class A1
4,000,000	3.020	07/20/29	3,994,716
Benefit Street Partners CLO II Ltd. Series 2013-IIA, Class A1R(3M USD LIBOR + 1.250%)
6,000,000	2.972	07/15/29	6,019,800
Carlyle Global Market Strategies CLO Ltd. Series 2015-2A, Class A1R
5,450,000	3.146	04/27/27	5,426,352
CBAM CLO Management LLC Series 2017-2A, Class A(3M USD LIBOR + 1.240%)
3,500,000	2.631	10/17/29	3,503,994
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R(3M USD LIBOR + 1.230%)
1,700,000	3.287	06/09/30	1,704,782
Cutwater Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.250%)
2,500,000	2.972	07/15/26	2,500,360
ICG US CLO Ltd. Series 2014-1A, Class A1R(3M USD LIBOR + 1.220%)
4,000,000	2.804	01/20/30	4,002,392
Jamestown CLO X Ltd. Series 2017-10A, Class A1(3M USD LIBOR + 1.250%)
4,750,000	2.981	07/17/29	4,753,885
LCM XVI LP Series 2017-16A, Class AR(3M USD LIBOR + 1.030%)
3,650,000	2.752	07/15/26	3,650,182
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(3M USD LIBOR + 0.750%)
5,200,000	3.089	04/15/29	5,144,178
Newfleet CLO Ltd. Series 2016-1A, Class A1R
5,450,000	3.309	04/20/28	5,429,519
OCP CLO Ltd. Series 2012-2A, Class A1R(3M USD LIBOR + 1.400%)
650,000	3.304	11/22/25	650,959
OCP CLO Ltd. Series 2014-5A, Class A1R(3M USD LIBOR + 1.080%)
10,000,000	2.832	04/26/31	9,988,800
OCP CLO Ltd. Series 2015-8A, Class A1R(3M USD LIBOR + 0.850%)
3,650,000	2.581	04/17/27	3,636,915
OCP CLO Ltd. Series 2017-13A, Class A1A(3M USD LIBOR + 1.260%)
3,150,000	2.982	07/15/30	3,156,180
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(3M USD LIBOR + 0.930%)
227,476	2.652	04/17/25	227,468
OFSI Fund VII Ltd. Series 2014-7A, Class AR(3M USD LIBOR + 0.900%)
3,550,000	2.634	10/18/26	3,549,957
Palmer Square Loan Funding Ltd. Series 2017-1A, Class A1(3M USD LIBOR + 0.740%)
2,959,814	2.462	10/15/25	2,959,784
Regatta III Funding Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.050%)
4,900,000	2.772	04/15/26	4,900,294
Sound Point CLO VI Ltd. Series 2014-2A, Class A2R(3M USD LIBOR + 1.140%)
2,250,000	2.885	10/20/26	2,250,284

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (b) – (continued)
Collateralized Loan Obligations(c) – (continued)
TRESTLES CLO Ltd. Series 2017-1A, Class A1A(3M USD LIBOR + 1.290%)
$6,350,000	3.035%	07/25/29	$ 6,359,315
Trinitas CLO II Ltd. Series 2014-2A, Class A1R(3M USD LIBOR + 1.180%)
6,250,000	2.902	07/15/26	6,250,725
Voya CLO Ltd. Series 2017-3A, Class A1A(3M USD LIBOR + 1.230%)
8,750,000	2.975	07/20/30	8,760,001
WhiteHorse X Ltd. Series 2015-10A, Class A1R
3,750,000	3.010	04/17/27	3,746,895
Zais CLO 1 Ltd. Series 2014-1A, Class A1(3M USD LIBOR + 1.400%)
1,700,000	3.122	04/15/26	1,700,097

116,001,791

Credit Card – 11.6%
Bank of America Credit Card Trust Series 2014-A1, Class A(1M LIBOR + 0.380%)
5,650,000	2.453	06/15/21	5,658,855
CARDS II Trust Series 2016-1A, Class A(c)(1M LIBOR + 0.700%)
1,500,000	2.773	07/15/21	1,500,338
CARDS II Trust Series 2017-1A, Class A(c)(1M LIBOR + 0.370%)
2,500,000	2.443	04/18/22	2,501,412
CARDS II Trust Series 2017-2A, Class A(c)(1M LIBOR + 0.260%)
3,600,000	2.333	10/17/22	3,598,290
CARDS II Trust Series 2018-1A, Class A(c)
22,500,000	2.423	04/17/23	22,500,000
Chase Issuance Trust Series 2013-A9, Class A(1M LIBOR + 0.420%)
10,000,000	2.493	11/16/20	10,013,051
Chase Issuance Trust Series 2018-A1, Class A1
12,000,000	2.273	04/17/23	11,996,382
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5(1M LIBOR + 0.620%)
10,100,000	2.704	04/22/26	10,232,682
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7(1M LIBOR + 0.370%)
7,650,000	2.400	08/08/24	7,663,297
Golden Credit Card Trust Series 2017-4A, Class A(c)(1M LIBOR + 0.520%)
11,200,000	2.593	07/15/24	11,212,748

			86,877,055

Other(c) – 0.1%
Mill City Mortgage Loan Trust Series 2016-1, Class A1
758,883	2.500	04/25/57	743,607

Student Loan – 16.6%
Academic Loan Funding Trust Series 2013-1, Class A(c)(1M USD LIBOR + 0.800%)
2,461,606	2.760	12/26/44	2,465,068
Access Group, Inc. Series 2005-2, Class A3(3M USD LIBOR + 0.180%)
354,733	2.084	11/22/24	354,732
Access Group, Inc. Series 2013-1, Class A(c)(1M USD LIBOR + 0.500%)
1,052,171	2.460	02/25/36	1,040,714
Access Group, Inc. Series 2015-1, Class A(c)(1M USD LIBOR + 0.700%)
1,181,206	2.660	07/25/56	1,179,571
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A(1M USD LIBOR + 0.800%)
2,021,186	2.697	02/25/41	2,018,983

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (b) – (continued)
Student Loan – (continued)
ALG Student Loan Trust I Series 2006-1A, Class A3(c)(3M USD LIBOR + 0.150%)
$5,920,200	1.910%	10/28/23	$ 5,909,013
Bank of America Student Loan Trust Series 2010-1A, Class A(c)(3M USD LIBOR + 0.800%)
1,106,831	2.545	02/25/43	1,111,135
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2(3M USD LIBOR + 0.800%)
7,155,467	2.746	02/25/30	7,191,659
ECMC Group Student Loan Trust Series 2016-1A, Class A(c)(1M USD LIBOR + 1.350%)
1,359,631	3.310	07/26/66	1,381,843
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c)(1M USD LIBOR + 0.800%)
1,606,379	2.760	06/25/26	1,607,051
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(c)(1M USD LIBOR + 0.800%)
3,000,000	2.760	04/26/32	3,014,446
Educational Funding of the South, Inc. Series 2012-1, Class A(1M USD LIBOR + 1.050%)
1,912,967	3.010	03/25/36	1,921,220
Educational Services of America, Inc. Series 2010-1, Class A1(c)(3M USD LIBOR + 0.850%)
973,073	2.595	07/25/23	974,717
Educational Services of America, Inc. Series 2012-1, Class A1(c)(1M USD LIBOR + 1.150%)
2,013,264	3.110	09/25/40	2,045,967
Educational Services of America, Inc. Series 2014-1, Class A(c)(1M USD LIBOR + 0.700%)
1,947,999	2.660	02/25/39	1,947,997
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(c)(1M USD LIBOR + 1.350%)
1,950,000	3.310	03/25/36	1,983,628
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(c)(1M USD LIBOR + 1.000%)
1,200,000	2.960	04/25/33	1,207,321
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(c)(3M LIBOR + 0.110%)
1,499,437	2.440	11/25/26	1,491,126
GCO Education Loan Funding Trust Series 2006-1, Class A8L(3M USD LIBOR + 0.130%)
3,048,102	2.074	05/25/25	3,043,254
Goal Capital Funding Trust Series 2010-1, Class A(c)(3M USD LIBOR + 0.700%)
50,220	2.644	08/25/48	50,168
Higher Education Funding I Series 2014-1, Class A(c)(3M USD LIBOR + 1.050%)
1,500,054	2.994	05/25/34	1,507,933
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
1,150,000	2.645	07/25/45	1,162,132
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1(1M USD LIBOR + 0.750%)
4,131,995	2.657	12/01/31	4,126,500
Knowledgeworks Foundation Student Loan Series 2010-1, Class A(3M USD LIBOR + 0.950%)
1,510,763	2.894	02/25/42	1,515,194
Massachusetts Educational Financing Authority Series 2008-1, Class A1(3M USD LIBOR + 0.950%)
480,306	2.695	04/25/38	482,171

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (b) – (continued)
Student Loan – (continued)
Missouri Higher Education Loan Authority Series 2010-2, Class A1(3M USD LIBOR + 0.850%)
$2,545,346	2.794%	08/27/29	$ 2,586,445
Missouri Higher Education Loan Authority Series 2011-1, Class A1(3M USD LIBOR + 0.850%)
4,082,068	3.136	06/25/36	4,102,330
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(1M USD LIBOR + 1.000%)
2,779,477	2.948	05/20/30	2,810,698
Navient Student Loan Trust Series 2016-5A, Class A(c)(1M USD LIBOR + 1.250%)
2,938,292	3.210	06/25/65	3,015,177
Navient Student Loan Trust Series 2016-7A, Class A(c)(1M USD LIBOR + 1.150%)
1,454,978	3.110	03/25/66	1,482,243
NCUA Guaranteed Notes Series 2010-A1, Class A(1M LIBOR + 0.350%)
198,374	2.428	12/07/20	198,622
Nelnet Student Loan Trust Series 2006-1, Class A5(3M USD LIBOR + 0.110%)
4,106,030	2.030	08/23/27	4,100,847
Nelnet Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.100%)
1,295,456	1.845	01/25/30	1,294,287
Nelnet Student Loan Trust Series 2013-5A, Class A(c)(1M USD LIBOR + 0.630%)
592,887	2.590	01/25/37	593,357
Nelnet Student Loan Trust Series 2014-4A, Class A1(c)(1M USD LIBOR + 0.540%)
9,083,801	2.500	11/27/39	9,110,250
North Carolina State Education Assistance Authority Series 2010-1, Class A1(3M USD LIBOR + 0.900%)
695,563	2.645	07/25/41	694,041
Northstar Education Finance, Inc. Series 2012-1, Class A(c)(1M USD LIBOR + 0.700%)
581,265	2.660	12/26/31	583,621
PHEAA Student Loan Trust Series 2014-3A, Class A(c)(1M USD LIBOR + 0.590%)
7,147,747	2.550	08/25/40	7,134,780
Rhode Island Student Loan Authority Series 2012-1, Class A1(1M USD LIBOR + 0.900%)
1,890,761	2.807	07/01/31	1,903,344
Scholar Funding Trust Series 2010-A, Class A(c)(3M USD LIBOR + 0.750%)
904,945	2.510	10/28/41	901,612
Scholar Funding Trust Series 2013-A, Class A(c)(1M USD LIBOR + 0.650%)
2,355,704	2.618	01/30/45	2,345,990
SLC Student Loan Center Series 2011-1, Class A(c)(1M USD LIBOR + 1.220%)
974,064	3.180	10/25/27	985,624
SLC Student Loan Trust Series 2005-1, Class A3(3M USD LIBOR + 0.100%)
5,146,979	1.939	02/15/25	5,141,449
SLC Student Loan Trust Series 2010-1, Class A(3M USD LIBOR + 0.875%)
726,990	2.819	11/25/42	735,723

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities (b) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2003-14, Class A5(3M USD LIBOR + 0.230%)
$61,593	1.975%	01/25/23	$ 61,595
SLM Student Loan Trust Series 2004-1, Class A3(3M USD LIBOR + 0.210%)
262,683	1.955	04/25/23	262,700
SLM Student Loan Trust Series 2004-8A, Class A5(c)(3M USD LIBOR + 0.500%)
746,221	2.245	04/25/24	747,659
SLM Student Loan Trust Series 2005-5, Class A4(3M USD LIBOR + 0.140%)
11,250,000	1.885	10/25/28	11,209,677
SLM Student Loan Trust Series 2005-9, Class A6(3M USD LIBOR + 0.550%)
917,334	2.295	10/26/26	918,534
SLM Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.110%)
145,248	1.855	07/25/25	145,248
SLM Student Loan Trust Series 2008-2, Class A3(3M USD LIBOR + 0.750%)
574,006	2.495	04/25/23	572,033
SLM Student Loan Trust Series 2008-5, Class A4(3M USD LIBOR + 1.700%)
576,587	3.445	07/25/23	591,312
SLM Student Loan Trust Series 2012-3, Class A(1M USD LIBOR + 0.650%)
1,022,155	2.610	12/27/38	1,027,601
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(3M USD LIBOR + 0.850%)
523,234	2.545	10/01/24	525,631
Utah State Board of Regents Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
900,000	2.623	05/01/35	904,689
Utah State Board of Regents Series 2015-1, Class A(1M USD LIBOR + 0.600%)
2,303,412	2.560	02/25/43	2,296,425
Utah State Board of Regents Series 2016-1, Class A(1M USD LIBOR + 0.750%)
4,401,684	2.710	09/25/56	4,401,679
Wachovia Student Loan Trust Series 2005-1, Class A5(3M USD LIBOR + 0.130%)
108,840	1.875	01/26/26	108,772

			124,227,538

TOTAL ASSET-BACKED SECURITIES (Cost $375,351,235)			$375,928,664

Municipal Debt Obligations(b) – 2.0%
Alaska – 0.2%
Alaska State Student Loan Corp. Series 2013, Class A(1M USD LIBOR + 0.500%)
$1,688,009	2.460%	08/25/31	$ 1,689,815

New Hampshire(e) – 0.5%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3
1,300,000	2.600	10/25/37	1,308,490

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations (b) – (continued)
New Hampshire(e) – (continued)
New Hampshire State Higher Education Loan Corp. (Taxable-Student Loan) Series 2012-1(1M USD LIBOR + 0.500%)
$2,402,455	2.460%	10/25/28	$ 2,401,638

			3,710,128

Rhode Island(e) – 0.1%
Rhode Island Student Loan Authority RB (Taxable - FFELP Loan Backed) Series 2014-1(1M USD LIBOR + 0.700%)
494,401	2.607	10/02/28	491,529

Utah – 1.2%
Utah State Board of Regents RB (Taxable-Student Loan) Series 2012-1(1M USD LIBOR + 0.750%)
8,338,155	2.647	12/26/31	8,342,825
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2(e)(3M USD LIBOR + 0.850%)
525,286	2.623	05/01/29	526,772

			8,869,597

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $14,756,800)			$ 14,761,069

U.S. Treasury Obligation(b) – 1.4%
United States Treasury Floating Rate Note
$10,350,000	1.942%	04/30/20	$ 10,350,517
(Cost $10,350,896)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $650,681,556)			$651,215,250

Short-term Investments – 12.9%
Commercial Paper(f) – 7.7%
AT&T, Inc.
$2,500,000	0.000%	10/05/18	$ 2,482,101
3,200,000	0.000	10/09/18	3,176,155
BAT International Finance PLC
4,000,000	0.000	08/07/18	3,989,674
Duke Energy Corp.
3,734,000	0.000	08/27/18	3,719,025
Eastman Chemical Co.
1,500,000	0.000	07/06/18	1,499,344
Hewlett Packard Enterprise Co.
1,863,000	0.000	07/10/18	1,861,896
1,864,000	0.000	07/11/18	1,862,793
HP, Inc.
3,000,000	0.000	07/23/18	2,996,052
Manhattan Asset Funding Co. LLC
3,600,000	0.000	08/06/18	3,592,008
Marriott International, Inc.
2,000,000	0.000	07/05/18	1,999,252
2,500,000	0.000	07/31/18	2,494,762

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper(f) – (continued)
Mondelez International, Inc.
$3,300,000	0.000%	10/02/18	$ 3,277,663
Nutrien Ltd.
727,000	0.000	07/16/18	726,140
1,090,000	0.000	07/18/18	1,088,555
250,000	0.000	07/26/18	249,525
Schlumberger Holdings
1,891,000	0.000	07/27/18	1,887,688
Schlumberger Holdings Corp.
710,000	0.000	08/22/18	707,516
Sempra Energy Holdings
727,000	0.000	07/31/18	725,477
Suncor Energy, Inc.
1,600,000	0.000	07/16/18	1,598,264
The Southern Co.
1,491,000	0.000	08/30/18	1,484,691
Versailles Commercial Paper LLC
4,341,000	0.000	07/09/18	4,338,540
Victory Receivables Corp.
7,000,000	0.000	10/02/18	6,957,274
VW Credit, Inc.
2,398,000	0.000	08/13/18	2,390,791
2,650,000	0.000	09/20/18	2,634,561

			57,739,747

Repurchase Agreements(g) – 5.2%
Joint Repurchase Agreement Account II
38,500,000	2.120	07/02/18	38,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $96,243,113)			$ 96,239,747

TOTAL INVESTMENTS – 99.9% (Cost $746,924,669)			$747,454,997

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			583,954

NET ASSETS – 100.0%			$748,038,951

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $254,021,179, which represents approximately 34.0% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(d)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $3,973,080, which represents approximately 0.5% of the Fund’s net assets as of June 30, 2018.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Joint repurchase agreement was entered into on June 29, 2018. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds
FFELP	— Federal Family Education Loan Program
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	300	09/17/18	$73,158,750	$6,804
20 Year U.S. Treasury Bonds	28	09/19/18	4,060,000	77,804

Total				$84,608

Short position contracts:
Ultra Long U.S. Treasury Bonds	(21)	09/19/18	(3,350,813)	(64,332)
Ultra 10 Year U.S. Treasury Notes	(24)	09/19/18	(3,077,625)	(31,967)
2 Year U.S Treasury Notes	(122)	09/28/18	(25,843,031)	62,699
5 Year U.S Treasury Notes	(119)	09/28/18	(13,520,445)	(51,665)
10 Year U.S Treasury Notes	(46)	09/19/18	(5,528,625)	(12,238)

Total				$(97,503)

TOTAL FUTURES CONTRACTS				$(12,895)

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.882%	3 month LIBOR	02/28/25	$11,800	$4,585	$76,776	$(72,191)

(a)	Payments made semi-annually.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 87.8%
United States Treasury Inflation Indexed Bonds
$22,558,221	(a)	0.125%	04/15/19	$ 22,426,932
56,400,679		1.250	07/15/20	57,327,342
23,118,992		0.625	07/15/21	23,211,930
51,504,500		0.125	04/15/22	50,458,959
16,224,940		0.375	07/15/25	15,943,275
11,966,305		0.625	01/15/26	11,908,388
23,096,710		0.125	07/15/26	22,136,349
10,957,870		0.375	07/15/27	10,665,843
29,858,640		0.500	01/15/28	29,222,352
38,096,347	(a)	2.500	01/15/29	44,813,494
30,860,092		1.375	02/15/44	34,471,649
21,808,747		0.750	02/15/45	21,179,565

TOTAL U.S. TREASURY OBLIGATIONS (Cost $344,537,943)				$343,766,078

Shares	Distribution Rate	Value
Investment Company(b) – 9.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
38,759,193	1.869%	$ 38,759,193
(Cost $38,759,193)

TOTAL INVESTMENTS – 97.7% (Cost $383,297,136)		$382,525,271

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		8,977,191

NET ASSETS – 100.0%		$391,502,462

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	4	09/19/18	$638,250	$4,742
2 Year U.S. Treasury Notes	54	09/28/18	11,438,719	(23,514)
5 Year U.S Treasury Notes	496	09/28/18	56,354,125	176,976
10 Year U.S Treasury Notes	610	09/19/18	73,314,375	577,523

Total				$735,727

Short position contracts:
Eurodollars	(29)	09/17/18	(7,072,012)	5,333
Eurodollars	(60)	12/17/18	(14,604,000)	20,061
Eurodollars	(38)	03/18/19	(9,237,800)	(563)
Eurodollars	(14)	06/17/19	(3,400,075)	29,901
Eurodollars	(58)	09/16/19	(14,076,600)	53,515
Eurodollars	(49)	12/16/19	(11,886,788)	21,851
Eurodollars	(26)	09/14/20	(6,306,625)	8,390
Eurodollars	(118)	12/14/20	(28,620,900)	12,700
Ultra 10 Year U.S. Treasury Notes	(105)	09/19/18	(13,464,609)	(139,730)
20 Year U.S. Treasury Bonds	(86)	09/19/18	(12,470,000)	(180,397)

Total				$(168,939)

TOTAL FUTURES CONTRACTS				$566,788

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	2.139%(b)	11/20/20	$74,360	(c)	$(1,094,609)	$(108,274)	$(986,335)
2.275%(b)	3M LIBOR(a)	11/20/23	32,720	(c)	986,324	65,951	920,373
2.251(d)	3M LIBOR	02/20/24	17,900		99,721	175	99,546
2.057(e)	3M LIBOR	04/21/24	6,500		102,837	72	102,765
2.120(d)	3M LIBOR	05/02/24	13,200		157,454	147	157,307
2.103(d)	3M LIBOR	12/14/24	10,000		175,041	123	174,918
2.104(d)	3M LIBOR	12/14/24	10,000		174,369	124	174,245
2.882(b)	3M LIBOR(a)	02/28/25	15,560		6,047	41,778	(35,731)
2.250(b)	3M LIBOR(a)	09/19/25	17,140	(c)	726,541	826,331	(99,790)
3M LIBOR(d)	2.223	12/14/29	10,000		(183,171)	192	(183,363)

TOTAL					$1,150,554	$826,619	$323,935

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.
(d)	Payments made at maturity.
(e)	Payments made annually.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 37.6%
Collateralized Mortgage Obligations – 4.3%
Interest Only(a) – 0.0%
FHLMC REMIC Series 1161, Class U
$63	1,172.807%	11/15/21	$ 711
FHLMC REMIC Series 4273, Class PS(b)(-1x1M LIBOR + 6.100%)
1,441,979	4.027	11/15/43	199,513

			200,224

Inverse Floaters(b) – 0.0%
FNMA REMIC Series 1990-134, Class SC(-1x1M LIBOR + 21.600%)
3,218	18.660	11/25/20	3,605

Regular Floater(b) – 1.9%
FNMA REMIC Series 2007-33, Class HF(1M LIBOR + 0.350%)
382,663	2.310	04/25/37	383,754
NCUA Guaranteed Notes Series 2011-R1, Class 1A(1M LIBOR + 0.450%)
1,949,786	2.373	01/08/20	1,952,147
NCUA Guaranteed Notes Series 2011-R2, Class 1A(1M LIBOR + 0.400%)
7,429,654	2.425	02/06/20	7,436,620
NCUA Guaranteed Notes Series 2011-R3, Class 1A(1M LIBOR + 0.400%)
6,023,426	2.446	03/11/20	6,028,837
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(1M LIBOR + 0.450%)
1,697,593	2.475	10/07/20	1,701,770

			17,503,128

Sequential Fixed Rate(c) – 0.3%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A
2,700,787	3.250	04/25/38	2,668,968

Sequential Fixed Rate – 2.1%
FHLMC REMIC Series 108, Class G
2,903	8.500	12/15/20	2,976
FHLMC REMIC Series 1980, Class Z
333,217	7.000	07/15/27	368,027
FHLMC REMIC Series 2019, Class Z
264,420	6.500	12/15/27	285,615
FHLMC REMIC Series 2755, Class ZA
682,924	5.000	02/15/34	727,066
FHLMC REMIC Series 3530, Class DB
3,364,275	4.000	05/15/24	3,433,058
FHLMC REMIC Series 4273, Class PD
1,108,122	6.500	11/15/43	1,250,957
FHLMC REMIC Series 4619, Class NA
4,365,097	3.000	03/15/44	4,317,946
FNMA REMIC Series 1989-66, Class J
10,572	7.000	09/25/19	10,668
FNMA REMIC Series 1990-16, Class E
23,639	9.000	03/25/20	24,489
FNMA REMIC Series 2012-111, Class B
461,883	7.000	10/25/42	520,852
FNMA REMIC Series 2012-153, Class B
1,627,943	7.000	07/25/42	1,842,926

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2015-30, Class EA
$7,190,098	3.000%	05/25/45	$ 7,116,868

			19,901,448

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 40,277,373

Commercial Mortgage-Backed Securities – 7.2%
Sequential Fixed Rate – 3.7%
FHLMC Multifamily Structured Pass Through Certificates Series K716, Class A2
$16,100,000	3.130%	06/25/21	$ 16,143,304
FHLMC Multifamily Structured Pass Through Certificates Series K717, Class A2
18,600,000	2.991	09/25/21	18,571,159

			34,714,463

Sequential Floating Rate(b) – 3.5%
FNMA ACES Series 2014-M1, Class ASQ2
12,519,396	2.323	11/25/18	12,492,994
FHLMC Multifamily Structured Pass-Through Certificates Series KF03, Class A(1M LIBOR + 0.340%)
1,774,431	2.341	01/25/21	1,774,993
FHLMC Multifamily Structured Pass Through Certificates Series KP02, Class A2
19,009,314	2.355	04/25/21	18,901,096

			33,169,083

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 67,883,546

Federal Agencies – 26.1%
Adjustable Rate FHLMC(b) – 1.0%
FHLMC(1 year CMT + 2.250%)
$1,172,171	3.501%	06/01/35	$ 1,228,360
FHLMC(12M USD LIBOR + 1.611%)
6,569,311	2.549	11/01/44	6,627,908
FHLMC(12M USD LIBOR + 1.720%)
640,989	2.505	06/01/42	655,393
FHLMC(12M USD LIBOR + 1.840%)
355,119	3.628	11/01/34	374,652
FHLMC(12M USD LIBOR + 2.000%)
28,770	3.750	11/01/36	29,745
FHLMC(12M USD LIBOR + 2.298%)
90,923	4.091	05/01/36	96,366
FHLMC(3 year CMT + 2.221%)
1,017	3.123	10/01/25	1,012
FHLMC(6M USD LIBOR + 1.867%)
31,940	3.735	10/01/36	33,182

			9,046,618

Adjustable Rate FNMA(b) – 1.4%
FNMA(1 year CMT + 2.048%)
4,927	4.165	02/01/27	4,938
FNMA(1 year CMT + 2.055%)
317,070	3.278	10/01/35	332,713
FNMA(1 year CMT + 2.220%)
487,205	3.339	06/01/34	513,712

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
FNMA(1 year CMT + 2.255%)
$43,679	3.380%	07/01/32	$ 46,028
FNMA(1 year CMT + 2.288%)
545,511	3.785	02/01/34	575,089
FNMA(1 year CMT + 3.105%)
3,797	7.056	05/01/20	3,865
FNMA(12M MTA + 2.331%)
577,348	3.800	06/01/36	606,205
FNMA(12M MTA + 2.339%)
352,845	3.806	04/01/36	370,448
FNMA(12M MTA + 2.342%)
1,170,154	3.813	07/01/36	1,228,912
FNMA(12M USD LIBOR + 1.225%)
19,828	2.975	01/01/33	20,245
FNMA(12M USD LIBOR + 1.325%)
647,721	3.501	04/01/35	659,170
FNMA(12M USD LIBOR + 1.430%)
196,040	3.556	05/01/35	204,134
FNMA(12M USD LIBOR + 1.506%)
329,542	3.421	02/01/35	336,716
FNMA(12M USD LIBOR + 1.525%)
42,539	4.150	05/01/35	44,164
FNMA(12M USD LIBOR + 1.556%)
82,198	3.388	02/01/35	85,158
FNMA(12M USD LIBOR + 1.648%)
228,183	3.736	03/01/35	237,276
FNMA(12M USD LIBOR + 1.664%)
334,733	3.414	10/01/34	348,927
FNMA(12M USD LIBOR + 1.691%)
206,559	3.441	10/01/34	212,431
FNMA(12M USD LIBOR + 1.695%)
264,564	4.320	05/01/34	276,130
FNMA(12M USD LIBOR + 1.706%)
657,780	3.713	03/01/36	690,143
FNMA(12M USD LIBOR + 1.720%)
464,267	4.033	05/01/34	484,079
FNMA(12M USD LIBOR + 1.720%)
348,301	3.720	03/01/35	357,916
FNMA(12M USD LIBOR + 1.720%)
320,558	4.095	04/01/35	334,702
FNMA(12M USD LIBOR + 1.755%)
32,043	3.505	07/01/32	33,472
FNMA(12M USD LIBOR + 1.775%)
853,202	3.715	07/01/37	901,543
FNMA(12M USD LIBOR + 1.800%)
814,898	4.338	05/01/33	856,566
FNMA(12M USD LIBOR + 1.820%)
38,700	3.636	12/01/46	40,876
FNMA(12M USD LIBOR + 1.907%)
909,128	3.651	06/01/36	959,351
FNMA(12M USD LIBOR + 1.935%)
186,333	3.685	11/01/36	196,139
FNMA(12M USD LIBOR + 1.944%)
950,339	4.195	04/01/36	1,004,443
FNMA(6M USD LIBOR + 2.250%)
133,703	4.125	08/01/33	140,379
FNMA(COF + 1.250%)
724,871	4.611	08/01/33	767,897
FNMA(COF + 1.796%)
37,345	2.610	08/01/29	37,944

			12,911,711

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – 0.4%
GNMA(1 year CMT + 1.500%)
$190,391	2.625%	05/20/34	$ 195,095
GNMA(1 year CMT + 1.500%)
394,379	2.750	07/20/34	403,659
GNMA(1 year CMT + 1.500%)
267,940	2.750	08/20/34	274,271
GNMA(1 year CMT + 1.500%)
2,089,061	2.750	09/20/34	2,138,395
GNMA(1 year CMT + 1.500%)
249,618	3.125	10/20/34	255,399
GNMA(1 year CMT + 1.500%)
383,526	3.125	12/20/34	392,900

			3,659,719

FHLMC – 1.1%
76,522	5.500	01/01/20	77,430
76,008	7.000	04/01/22	78,339
1,250	4.500	05/01/23	1,292
12,206	7.500	01/01/31	12,942
42,293	4.500	07/01/33	44,283
1,227,625	4.500	08/01/33	1,285,401
2,466,403	4.500	09/01/33	2,582,484
244,249	4.500	10/01/33	255,744
6,024	4.500	04/01/34	6,280
5,715	4.500	04/01/35	5,974
3,007	4.500	07/01/35	3,140
11,148	4.500	08/01/35	11,645
51,189	4.500	09/01/35	53,479
21,308	4.500	10/01/35	22,229
2,322	4.500	12/01/35	2,419
1,534	4.500	05/01/36	1,603
1,540	6.000	06/01/36	1,667
140,875	4.500	01/01/38	147,224
2,288	4.500	04/01/38	2,384
641	4.500	05/01/38	669
8,399	4.500	06/01/38	8,758
220,573	4.500	09/01/38	231,964
4,934	4.500	01/01/39	5,157
129,174	4.500	02/01/39	135,452
1,484,559	7.000	02/01/39	1,696,795
60,580	4.500	03/01/39	63,625
12,791	4.500	04/01/39	13,433
385,966	4.500	05/01/39	405,361
1,050,798	4.500	06/01/39	1,103,600
22,321	4.500	07/01/39	23,442
53,274	4.500	08/01/39	55,950
70,717	4.500	09/01/39	74,270
13,826	4.500	10/01/39	14,520
26,003	4.500	11/01/39	27,310
51,405	4.500	12/01/39	53,988
42,073	4.500	01/01/40	44,187
10,919	4.500	02/01/40	11,471
32,475	4.500	04/01/40	34,119
51,033	4.500	05/01/40	53,622
59,136	4.500	06/01/40	62,134
57,034	4.500	07/01/40	59,925
49,822	4.500	08/01/40	52,348
31,250	4.500	09/01/40	32,835
12,019	4.500	10/01/40	12,628
22,271	4.500	02/01/41	23,395

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$40,035	4.500%	03/01/41	$ 42,024
113,406	4.500	04/01/41	119,039
99,519	4.500	05/01/41	104,463
194,076	4.500	06/01/41	203,714
14,234	4.500	07/01/41	14,941
487,320	4.500	08/01/41	511,537
496,729	4.500	09/01/41	521,903
29,391	4.500	12/01/41	30,851
360,955	4.500	03/01/42	378,885

			10,824,274

FNMA – 20.7%
902	5.500	07/01/18	902
1,956	5.500	09/01/18	1,956
15,800,000	2.960	11/01/18	15,776,573
1,196	5.500	12/01/18	1,201
1,409	5.500	01/01/19	1,415
960	5.500	03/01/19	967
185	5.500	08/01/19	185
872	5.000	09/01/19	882
1,975	7.000	11/01/19	1,980
33,053,082	4.313	07/01/21	34,133,353
645,278	5.500	09/01/23	669,710
169,252	5.500	10/01/23	175,837
1,261,234	6.000	02/01/24	1,378,398
1,953	7.000	12/01/24	2,107
584,939	6.000	08/01/26	639,278
94,522	6.000	10/01/26	103,103
740	7.000	08/01/27	821
186,066	6.000	11/01/27	202,957
1,354,816	6.000	02/01/28	1,480,758
623,359	6.000	07/01/28	681,267
163,545	6.000	08/01/28	178,738
255,213	6.000	09/01/28	279,010
920	7.000	10/01/28	970
14,759	6.000	01/01/29	16,130
649	7.000	01/01/29	708
46,037	6.000	03/01/29	50,216
601,572	4.500	09/01/29	630,688
346	7.000	11/01/29	347
473	7.000	04/01/31	505
23,958	6.000	12/01/31	26,358
5,499	7.000	05/01/32	6,013
5,177	7.000	06/01/32	5,523
1,038	7.000	08/01/32	1,188
77,524	6.000	09/01/32	85,566
43,091	6.000	10/01/32	47,733
40,390	6.000	11/01/32	44,530
15,372	6.000	02/01/33	16,977
11,886	6.000	03/01/33	13,203
4,193	6.000	04/01/33	4,646
985,943	6.500	04/01/33	1,105,921
3,006	6.000	11/01/33	3,332
950	7.000	04/01/34	1,086
27,633,694	6.000	05/01/34	30,552,845
61,047	6.000	07/01/34	67,719
4,558	6.000	10/01/34	5,049
114,528	6.000	01/01/35	127,099
89,096	6.000	03/01/35	98,430
1,679,726	6.000	04/01/35	1,856,548
180,060	6.000	05/01/35	199,571
248,369	6.000	06/01/35	276,073
34,356	6.000	08/01/35	38,263

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$90,590	6.000%	09/01/35	$ 100,621
694,219	6.000	11/01/35	771,313
767,032	6.000	12/01/35	850,484
1,550,208	6.000	01/01/36	1,722,680
561,063	6.000	02/01/36	621,659
304,687	6.000	03/01/36	337,499
2,326,891	6.000	04/01/36	2,575,349
382,309	6.000	05/01/36	423,771
405,465	6.000	06/01/36	449,203
846,908	6.000	07/01/36	938,516
4,171,335	6.000	08/01/36	4,627,427
1,010,887	6.000	09/01/36	1,113,796
1,842,982	6.000	10/01/36	2,043,669
594,630	4.500	11/01/36	624,505
2,883,411	6.000	11/01/36	3,202,006
543,787	6.000	12/01/36	603,226
7,527	6.000	01/01/37	8,358
210,439	6.000	02/01/37	233,219
520,455	6.000	03/01/37	577,891
299,236	6.000	04/01/37	331,940
8,022,449	6.000	05/01/37	8,888,569
481,238	6.000	07/01/37	534,223
785,644	6.000	08/01/37	873,091
617,695	6.000	09/01/37	687,040
211,615	6.000	10/01/37	234,961
235,406	7.500	10/01/37	258,361
412,479	6.000	11/01/37	457,843
3,171,263	6.000	12/01/37	3,509,425
3,613,442	6.000	01/01/38	3,997,326
2,397,822	6.000	02/01/38	2,659,533
396,547	6.000	03/01/38	441,525
5,755	6.000	04/01/38	6,372
7,891,191	6.000	05/01/38	8,754,574
81,592	6.000	06/01/38	90,737
9,010,469	6.000	07/01/38	9,967,081
179,815	6.000	08/01/38	198,359
788,505	6.000	09/01/38	871,775
117,584	6.000	10/01/38	130,448
1,030,888	6.000	11/01/38	1,132,913
881,747	6.000	12/01/38	963,491
131,377	6.000	01/01/39	145,484
145,337	4.500	02/01/39	152,825
837,066	7.000	03/01/39	948,128
143,603	4.500	04/01/39	150,906
248,345	6.000	04/01/39	275,160
11,367	4.500	08/01/39	11,959
550,527	6.000	08/01/39	608,466
4,017,625	6.000	09/01/39	4,444,277
952,007	6.000	10/01/39	1,053,342
35,344	6.000	11/01/39	39,105
878,507	6.000	01/01/40	971,385
2,141	6.000	02/01/40	2,370
93,772	6.000	03/01/40	103,803
14,317	6.000	04/01/40	15,841
986,331	6.000	06/01/40	1,091,784
445,094	6.000	07/01/40	492,235
95,281	6.000	09/01/40	105,129
706,063	6.000	10/01/40	780,952
558,490	6.000	11/01/40	621,232
27,577	6.000	04/01/41	30,581
10,810	4.500	05/01/41	11,353
21,841,077	6.000	05/01/41	24,138,299
1,358,977	6.000	07/01/41	1,506,902
533,825	4.500	08/01/41	561,225

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$133,958	4.500%		10/01/41	$ 140,689
122,171	5.000		02/01/42	130,808

				196,343,654

GNMA – 1.5%
37,745	5.500		07/15/20	38,308
1,352	6.500		01/15/32	1,491
7,153	6.500		02/15/32	7,888
7,019	6.500		08/15/34	7,753
13,276	6.500		05/15/35	14,985
3,971	6.500		06/15/35	4,449
11,825	6.500		07/15/35	13,360
3,131	6.500		08/15/35	3,542
6,694	6.500		09/15/35	7,543
4,609	6.500		10/15/35	5,210
22,100	6.500		11/15/35	24,995
13,067	6.500		12/15/35	14,641
27,617	6.500		01/15/36	31,172
39,232	6.500		02/15/36	44,339
29,436	6.500		03/15/36	33,269
65,006	6.500		04/15/36	73,160
112,384	6.500		05/15/36	126,985
90,762	6.500		06/15/36	102,569
335,472	6.500		07/15/36	378,929
302,604	6.500		08/15/36	339,609
591,816	6.500		09/15/36	667,146
221,425	6.500		10/15/36	249,954
285,305	6.500		11/15/36	318,937
143,007	6.500		12/15/36	161,390
66,293	6.500		01/15/37	75,103
25,217	6.500		02/15/37	28,525
11,074	6.500		03/15/37	12,534
34,835	6.500		04/15/37	39,501
17,648	6.500		05/15/37	19,462
17,349	6.500		08/15/37	19,640
75,607	6.500		09/15/37	85,414
83,898	6.500		10/15/37	96,386
49,340	6.500		11/15/37	55,449
20,417	6.500		05/15/38	23,223
72,590	6.000		11/15/38	80,861
14,070	6.500		11/15/38	15,999
10,482	6.500		01/15/39	11,679
18,549	6.500		02/15/39	20,965
10,333,212	4.000		10/20/43	10,666,217
545,835	4.000		10/20/45	561,890

				14,484,472

TOTAL FEDERAL AGENCIES				$247,270,448

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $364,409,491)				$355,431,367

Agency Debentures – 8.8%
FHLB
$2,200,000	2.026	%(b)	03/22/19	$ 2,199,653
13,500,000	2.077	(b)	10/11/19	13,503,264
7,000,000	1.875		03/13/20	6,920,830
1,800,000	5.375		08/15/24	2,044,926
FNMA
5,200,000	6.250		05/15/29	6,671,392
16,080,000	7.125		01/15/30	22,125,598

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – (continued)
Hashemite Kingdom of Jordan Government AID Bond(d)
$19,300,000	2.503%	10/30/20	$ 19,170,111
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	11,054,404

TOTAL AGENCY DEBENTURES (Cost $84,319,351)			$ 83,690,178

Asset-Backed Securities(b) – 0.1%
Student Loan – 0.1%
NCUA Guaranteed Notes Series 2010-A1, Class A
$1,223,304	2.428%	12/07/20	$ 1,224,838
(Cost $1,223,304)

U.S. Treasury Obligations – 48.3%
United States Treasury Bills(e)
$26,325,000	0.000%	09/27/18	$ 26,203,700
9,600,000	0.000	11/01/18	9,535,450
9,600,000	0.000	11/08/18	9,531,291
4,800,000	0.000	12/13/18	4,755,318
United States Treasury Bonds(f)
210,000	3.000	11/15/45	210,729
920,000	3.000	05/15/47	922,778
110,000	3.000	02/15/48	110,376
United States Treasury Notes
100,300,000	1.875	02/28/22	97,512,664
130,900,000	1.875 (f)	03/31/22	127,148,410
103,400,000	1.875 (f)	04/30/22	100,343,495
59,000,000	1.875	10/31/22	56,997,542
5,470,000	2.125	11/30/24	5,252,950
United States Treasury Strip Coupon(e)
28,900,000	0.000	11/15/35	17,187,698
2,800,000	0.000	05/15/36	1,641,948

TOTAL U.S. TREASURY OBLIGATIONS (Cost $465,224,242)			$457,354,349

Shares	Distribution Rate	Value
Investment Company(g) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,311	1.869%	$ 8,311
(Cost $8,311)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $915,184,699)		$897,709,043

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(e) – 4.3%
Commercial Paper – 4.3%
AT&T, Inc.
$2,050,000	0.000%	10/09/18	$ 2,034,724
7,174,000	0.000	10/05/18	7,122,638
Duke Energy Corp.
4,752,000	0.000	08/27/18	4,732,943

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(e) – (continued)
Commercial Paper – (continued)
Hewlett Packard Enterprise Co.
$2,000,000	0.000%	07/10/18	$ 1,998,815
2,374,000	0.000	07/11/18	2,372,462
HP, Inc.
2,500,000	0.000	07/23/18	2,496,710
Marriott International, Inc.
3,300,000	0.000	07/27/18	3,293,989
4,500,000	0.000	07/05/18	4,498,316
Mondelez International, Inc.
4,250,000	0.000	10/01/18	4,221,569
Schlumberger Holdings
2,413,000	0.000	07/27/18	2,408,774
The Southern Co.
1,899,000	0.000	08/30/18	1,890,964
VW Credit, Inc.
3,400,000	0.000	09/20/18	3,380,191

TOTAL SHORT-TERM INVESTMENTS (Cost $40,454,358)			$ 40,452,095

TOTAL INVESTMENTS – 99.1% (Cost $955,639,057)			$938,161,138

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			8,107,315

NET ASSETS – 100.0%			$946,268,453

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,668,968, which represents approximately 0.3% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(d)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $19,170,111, which represents approximately 2.0% of the Fund’s net assets as of June 30, 2018.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	2,897	09/28/18	$613,666,081	$(368,789)
5 Year U.S. Treasury Notes	231	09/28/18	26,245,570	51,836
20 Year U.S. Treasury Bonds	5	09/19/18	797,813	7,678

Total				$(309,275)

Short position contracts:
Eurodollars	(369)	09/17/18	(89,985,262)	(37,945)
Eurodollars	(409)	12/17/18	(99,550,600)	51,814
Eurodollars	(295)	03/18/19	(71,714,500)	503,693
Eurodollars	(175)	06/17/19	(42,500,937)	332,184
Eurodollars	(404)	09/16/19	(98,050,800)	714,191
Eurodollars	(180)	12/16/19	(43,665,750)	28,837
Eurodollars	(574)	03/16/20	(139,223,700)	1,574,652
Eurodollars	(579)	06/15/20	(140,436,450)	1,527,477
Eurodollars	(582)	09/14/20	(141,171,375)	794,130
Eurodollars	(642)	12/14/20	(155,717,100)	657,137
Eurodollars	(475)	03/15/21	(115,223,125)	359,850
Eurodollars	(475)	06/14/21	(115,229,063)	331,738
Eurodollars	(475)	09/13/21	(115,229,063)	310,438
Eurodollars	(475)	12/13/21	(115,217,188)	289,250
Eurodollars	(225)	03/14/22	(54,579,375)	(77,785)
Eurodollars	(148)	06/13/22	(35,901,100)	(56,356)
Ultra 10 Year U.S. Treasury Notes	(172)	09/19/18	(22,056,312)	(230,121)
10 Year U.S. Treasury Notes	(70)	09/19/18	(8,413,125)	(56,987)
20 Year U.S. Treasury Bonds	(350)	09/19/18	(50,750,000)	(749,614)

Total				$6,266,583

TOTAL FUTURES CONTRACTS				$5,957,308

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 month LIBOR(b)	2.139(c)	11/20/20	$86,710	$(1,276,406)	$(129,329)	$(1,147,076)
2.275(c)	3M LIBOR(b)	11/20/23	37,060	1,117,152	63,074	1,054,077
2.882(c)	3M LIBOR(b)	02/28/25	15,860	6,163	44,858	(38,695)

TOTAL				$(153,091)	$(21,397)	$(131,694)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 56.7%
Aerospace & Defense – 1.2%
General Dynamics Corp.
$1,475,000	3.375	%(a)	05/15/23	$ 1,477,980
(3M USD LIBOR + 0.290%)
700,000	2.646	(b)	05/11/20	701,726
(3M USD LIBOR + 0.380%)
500,000	2.736	(b)	05/11/21	501,741
Northrop Grumman Corp.
3,900,000	2.080		10/15/20	3,810,342

				6,491,789

Agriculture – 1.6%
BAT Capital Corp.(c)
3,225,000	2.297		08/14/20	3,151,553
4,925,000	2.764	(a)	08/15/22	4,722,562
Reynolds American, Inc.
975,000	3.250		06/12/20	973,999

				8,848,114

Airlines – 0.5%
Delta Air Lines, Inc.
2,575,000	3.400		04/19/21	2,562,738

Automotive – 1.3%
Daimler Finance North America LLC(c)
1,500,000	2.450		05/18/20	1,477,951
Ford Motor Credit Co. LLC
5,575,000	8.125		01/15/20	5,970,191

				7,448,142

Banks – 18.9%
Banco Bilbao Vizcaya Argentaria SA
1,025,000	3.000		10/20/20	1,017,257
Banco Santander SA
1,800,000	3.848		04/12/23	1,760,386
(3M USD LIBOR + 1.120%)
1,600,000	3.459	(b)	04/12/23	1,598,037
Bank of America Corp.
1,025,000	2.625		10/19/20	1,012,393
8,175,000	2.151	(a)	11/09/20	7,986,688
1,250,000	2.625		04/19/21	1,227,972
3,075,000	2.503	(a)	10/21/22	2,945,383
(3M USD LIBOR + 0.630%)
1,800,000	3.499	(a)(b)	05/17/22	1,799,382
Bank of Montreal
925,000	3.100		04/13/21	921,305
Barclays Bank PLC
1,100,000	5.140		10/14/20	1,126,448
1,600,000	2.650	(a)	01/11/21	1,564,169
Barclays PLC(a)(b)(3M USD LIBOR + 1.380%)
2,550,000	3.710		05/16/24	2,528,962
BNP Paribas SA(c)
1,600,000	2.950		05/23/22	1,544,521
550,000	3.500		03/01/23	536,087
BPCE SA(c)
2,425,000	3.000		05/22/22	2,342,208

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Capital One Financial Corp.(a)
$1,525,000	2.400%		10/30/20	$ 1,487,464
3,325,000	3.450		04/30/21	3,317,330
(3M USD LIBOR + 0.720%)
1,475,000	3.079	(b)	01/30/23	1,466,441
Citibank NA(a)
2,275,000	3.050		05/01/20	2,274,170
925,000	2.125		10/20/20	902,805
Citigroup, Inc.
5,500,000	2.350		08/02/21	5,312,776
(3M USD LIBOR + 0.950%)
3,750,000	2.876	(a)(b)	07/24/23	3,616,066
Credit Suisse Group Funding Guernsey Ltd.
1,425,000	2.750		03/26/20	1,409,422
HSBC Holdings PLC
1,050,000	2.950		05/25/21	1,033,756
(3M USD LIBOR + 1.000%)
1,300,000	3.326	(a)(b)	05/18/24	1,296,100
JPMorgan Chase & Co.
1,250,000	2.295	(a)	08/15/21	1,207,639
6,000,000	3.200		01/25/23	5,886,676
(3M USD LIBOR + 0.730%)
7,125,000	3.559	(a)(b)	04/23/24	7,058,243
JPMorgan Chase Bank NA(a)(b)(3M USD LIBOR + 0.290%)
2,900,000	2.648		02/01/21	2,902,490
Lloyds Bank PLC
1,975,000	3.300		05/07/21	1,971,496
(3M USD LIBOR + 0.490%)
1,875,000	2.853	(b)	05/07/21	1,877,650
Morgan Stanley
3,250,000	2.500		04/21/21	3,174,235
7,550,000	2.625		11/17/21	7,329,572
(3M USD LIBOR + 0.850%)
3,375,000	3.737	(a)(b)	04/24/24	3,354,749
Royal Bank of Scotland Group PLC(a)(b)(3M USD LIBOR + 1.550%)
2,525,000	4.519		06/25/24	2,526,810
Santander UK PLC
1,600,000	2.375		03/16/20	1,575,738
2,575,000	2.125		11/03/20	2,499,778
Sumitomo Mitsui Financial Group, Inc.
4,650,000	2.784		07/12/22	4,501,562
The Bank of New York Mellon Corp.
2,950,000	3.500		04/28/23	2,951,290
UBS AG(a)(c)
925,000	2.450		12/01/20	904,203
UBS Group Funding Switzerland AG(c)
3,450,000	3.000		04/15/21	3,397,270

				105,146,929

Beverages – 2.5%
Anheuser-Busch InBev Finance, Inc.(a)
3,899,000	2.650		02/01/21	3,845,261
2,625,000	3.300		02/01/23	2,603,052
Anheuser-Busch InBev Worldwide, Inc.(b)(3M USD LIBOR + 0.740%)
2,725,000	3.052		01/12/24	2,749,190

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Beverages – (continued)
Constellation Brands, Inc.(a)
	$3,025,000	2.650%		11/07/22	$ 2,899,183
Diageo Capital PLC(a)
	1,975,000	3.500		09/18/23	1,981,696

					14,078,382

Chemicals – 2.2%
E.I. du Pont de Nemours & Co.(b)(3M USD LIBOR + 0.530%)
	2,100,000	2.888		05/01/20	2,107,178
Syngenta Finance NV(c)
	2,470,000	3.698		04/24/20	2,461,032
	3,055,000	3.933		04/23/21	3,047,256
	1,920,000	4.441	(a)	04/24/23	1,909,251
The Sherwin-Williams Co.
	2,275,000	2.250		05/15/20	2,237,206
	700,000	2.750	(a)	06/01/22	678,297

					12,440,220

Computers(a)(b) – 0.3%
DXC Technology Co.(3M USD LIBOR + 0.950%)
	1,425,000	3.250		03/01/21	1,425,376

Diversified Financial Services – 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	250,000	4.500		05/15/21	254,719
	1,500,000	4.125	(a)	07/03/23	1,491,939
AIG Global Funding(c)
	1,100,000	3.350		06/25/21	1,101,603
(3M USD LIBOR + 0.460%)
	825,000	2.797	(b)	06/25/21	825,469
Air Lease Corp.
	1,725,000	2.125		01/15/20	1,693,125
American Express Co.(a)
	2,850,000	3.375		05/17/21	2,853,398
Citigroup Global Markets Holdings, Inc.(c)(d)
EGP	16,100,000	0.000		01/17/19	813,712
International Lease Finance Corp.
	$2,125,000	8.625		01/15/22	2,437,936
The Charles Schwab Corp.(a)
	1,750,000	3.250		05/21/21	1,756,994
(3M USD LIBOR + 0.320%)
	1,750,000	2.649	(b)	05/21/21	1,757,103

					14,985,998

Electrical – 2.1%
Dominion Energy, Inc.
	1,350,000	2.579		07/01/20	1,330,201
Duke Energy Corp.(a)
	950,000	1.800		09/01/21	909,342
Exelon Corp.(a)
	750,000	2.450		04/15/21	728,885
ITC Holdings Corp.(a)
	1,925,000	2.700		11/15/22	1,853,837
Sempra Energy
	1,700,000	2.400		02/01/20	1,679,452
	1,100,000	2.400	(a)	03/15/20	1,084,727

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electrical – (continued)
(3M USD LIBOR + 0.500%)
$1,350,000	2.848	%(a)(b)	01/15/21	$ 1,350,679
WEC Energy Group, Inc.
2,800,000	3.375		06/15/21	2,807,959

				11,745,082

Entertainment(a) – 0.1%
GLP Capital LP/GLP Financing II, Inc.
450,000	4.875		11/01/20	455,062

Food & Drug Retailing – 1.8%
Conagra Brands, Inc.
61,000	4.950		08/15/20	62,194
General Mills, Inc.
1,500,000	3.700	(a)	10/17/23	1,484,712
(3M USD LIBOR + 0.540%)
2,000,000	2.893	(b)	04/16/21	2,002,972
(3M USD LIBOR + 1.010%)
2,175,000	3.363	(b)	10/17/23	2,193,444
Mondelez International Holdings Netherlands BV(a)(c)
1,975,000	2.000		10/28/21	1,884,265
Smithfield Foods, Inc.(a)(c)
2,350,000	2.650		10/03/21	2,238,917

				9,866,504

Gaming – 0.2%
MGM Resorts International
975,000	8.625		02/01/19	1,001,812

Gas(a) – 0.2%
NiSource Corp.
1,100,000	2.650		11/17/22	1,063,254

Healthcare Providers & Services – 2.7%
Acadia Healthcare Co., Inc.(a)
500,000	6.125		03/15/21	505,000
Becton Dickinson & Co.
959,000	2.675		12/15/19	951,808
2,625,000	2.404		06/05/20	2,577,891
4,375,000	2.894	(a)	06/06/22	4,231,646
(3M USD LIBOR + 0.875%)
1,525,000	3.209	(a)(b)	12/29/20	1,527,492
HCA, Inc.
1,600,000	5.875		03/15/22	1,668,000
Humana, Inc.
1,675,000	2.500		12/15/20	1,644,037
SSM Health Care Corp.(a)
1,775,000	3.688		06/01/23	1,784,548

				14,890,422

Internet(a) – 0.5%
Amazon.com, Inc.
2,975,000	2.400		02/22/23	2,861,063

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Iron & Steel – 0.0%
ABJA Investment Co. Pte Ltd.
	$200,000	5.450%		01/24/28	$ 169,500

Media – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	3,400,000	3.579		07/23/20	3,395,682
	725,000	4.500		02/01/24	724,287
(3M USD LIBOR + 1.650%)
	1,275,000	3.986		02/01/24	1,277,792
Time Warner Cable LLC
	775,000	5.000		02/01/20	791,180

					6,188,941

Mining(a) – 0.2%
Glencore Funding LLC(c)
	625,000	3.000		10/27/22	599,007
Teck Resources Ltd.
	450,000	4.750		01/15/22	451,125

					1,050,132

Oil Field Services – 1.4%
Devon Energy Corp.(a)
	1,400,000	4.000		07/15/21	1,417,687
Marathon Oil Corp.(a)
	624,000	2.700		06/01/20	614,559
Petroleos Mexicanos
EUR	170,000	5.125		03/15/23	217,634
Phillips 66(a)(b)(c)(3M USD LIBOR + 0.750%)
	$950,000	3.098		04/15/20	950,401
Range Resources Corp.(a)
	500,000	5.750		06/01/21	510,000
Reliance Industries Ltd.(c)
	300,000	3.667		11/30/27	275,625
Schlumberger Finance Canada Ltd.(c)
	1,775,000	2.200		11/20/20	1,731,518
Valero Energy Corp.
	1,932,000	6.125		02/01/20	2,018,049

					7,735,473

Pharmaceuticals – 6.3%
Allergan Funding SCS(a)
	6,900,000	3.450		03/15/22	6,789,516
Bayer US Finance II LLC(a)(c)
	2,125,000	3.875		12/15/23	2,125,089
(3M USD LIBOR + 1.010%)
	4,150,000	3.345	(b)	12/15/23	4,149,784
Cardinal Health, Inc.
	905,000	4.625		12/15/20	929,971
CVS Health Corp.
	2,775,000	3.350		03/09/21	2,771,947
	3,348,000	2.125	(a)	06/01/21	3,218,405
	6,075,000	3.700	(a)	03/09/23	6,044,193
(3M USD LIBOR + 0.630%)
	625,000	2.957	(b)	03/09/20	627,409

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
(3M USD LIBOR + 0.720%)
$425,000	3.047	%(b)	03/09/21	$ 427,142
EMD Finance LLC(a)(c)
1,600,000	2.400		03/19/20	1,577,737
McKesson Corp.(a)
675,000	2.700		12/15/22	648,205
Mylan NV
1,554,000	2.500		06/07/19	1,546,925
Teva Pharmaceutical Finance Netherlands III BV
4,575,000	2.200		07/21/21	4,237,594

				35,093,917

Pipelines – 3.3%
Enbridge Energy Partners LP
2,114,000	5.200		03/15/20	2,173,838
Enbridge, Inc.(a)
1,325,000	2.900		07/15/22	1,286,948
Enterprise Products Operating LLC
1,550,000	5.200		09/01/20	1,615,216
(3M USD LIBOR + 3.708%)
1,150,000	6.066	(a)(b)	08/01/66	1,152,875
Kinder Morgan Energy Partners LP
1,250,000	6.850		02/15/20	1,316,213
Kinder Morgan, Inc.(a)
1,450,000	3.050		12/01/19	1,445,517
NGPL PipeCo LLC(a)(c)
215,000	4.375		08/15/22	212,850
410,000	4.875		08/15/27	404,875
Plains All American Pipeline LP/PAA Finance Corp.
1,690,000	5.750		01/15/20	1,744,431
990,000	3.650	(a)	06/01/22	970,439
Sabine Pass Liquefaction LLC(a)
3,185,000	5.625		02/01/21	3,328,557
Texas Eastern Transmission LP(a)(c)
1,225,000	4.125		12/01/20	1,241,825
Williams Partners LP
1,300,000	5.250		03/15/20	1,340,150

				18,233,734

Real Estate(a) – 0.0%
China Evergrande Group
250,000	8.750		06/28/25	219,777

Real Estate Investment Trust(a) – 0.8%
Equinix, Inc.
450,000	5.375		01/01/22	463,500
Public Storage
850,000	2.370		09/15/22	816,272
Senior Housing Properties Trust
750,000	3.250		05/01/19	749,473
SL Green Operating Partnership LP
2,575,000	3.250		10/15/22	2,502,295

				4,531,540

Retailing(a) – 0.8%
Alimentation Couche-Tard, Inc.(c)
425,000	2.700		07/26/22	408,478

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retailing(a) – (continued)
Dollar Tree, Inc.(b)(3M USD LIBOR + 0.700%)
	$3,075,000	3.055%	04/17/20	$ 3,081,286
New Red Finance, Inc.(c)
	1,000,000	4.625	01/15/22	998,750

				4,488,514

Semiconductors – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
	4,000,000	3.000	01/15/22	3,890,643
Microchip Technology, Inc.(c)
	1,125,000	3.922	06/01/21	1,126,868
NXP BV/NXP Funding LLC(c)
	325,000	4.125	06/15/20	328,250
	1,250,000	4.125	06/01/21	1,246,875

				6,592,636

Software(a)(c) – 0.2%
First Data Corp.
	850,000	7.000	12/01/23	885,062

Telecommunication Services – 2.1%
America Movil SAB de CV
MXN	2,760,000	6.000	06/09/19	135,309
AT&T, Inc.
	$2,225,000	2.450 (a)	06/30/20	2,191,349
	2,925,000	5.000	03/01/21	3,032,260
	900,000	3.000	02/15/22	878,746
CenturyLink, Inc.
	650,000	6.450	06/15/21	667,875
Sprint Corp.
	1,000,000	7.250	09/15/21	1,040,000
Verizon Communications, Inc.
	2,475,000	1.750	08/15/21	2,365,574
Wind Tre SpA(a)(b)(c)(3M EURIBOR + 2.750%)
EUR	1,250,000	2.750	01/20/24	1,211,184

				11,522,297

Transportation – 0.5%
Union Pacific Corp.
	$2,475,000	3.200	06/08/21	2,482,659

TOTAL CORPORATE OBLIGATIONS (Cost $319,956,358)				$314,505,069

Mortgage-Backed Obligations – 10.4%
Collateralized Mortgage Obligations – 4.3%
Interest Only(e) – 0.9%
FHLMC REMIC Series 3852, Class SW(b)(-1x1M LIBOR + 6.000%)
	$1,111,499	4.081%	05/15/41	$ 151,103
FHLMC REMIC Series 4314, Class SE(b)(-1x1M LIBOR + 6.050%)
	766,967	4.131	03/15/44	120,949
FHLMC REMIC Series 4320, Class SD(b)(-1x1M LIBOR + 6.100%)
	192,858	4.181	07/15/39	24,707
FHLMC REMIC Series 4583, Class ST(b)(-1x1M LIBOR + 6.000%)
	871,546	3.927	05/15/46	143,322
FHLMC STRIPS Series 304, Class C45
	325,034	3.000	12/15/27	28,044

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
FNMA REMIC Series 2010-135, Class AS(b)(-1x1M LIBOR + 5.950%)
$314,200	3.859%	12/25/40	$ 39,892
FNMA REMIC Series 2013-121, Class SA(b)(-1x1M LIBOR + 6.100%)
2,278,197	4.140	12/25/43	295,237
FNMA REMIC Series 2013-130, Class SN(b)(-1x1M LIBOR + 6.650%)
822,667	4.690	10/25/42	124,221
FNMA REMIC Series 2014-19, Class MS(b)(-1x1M LIBOR + 6.600%)
294,451	4.640	11/25/39	20,637
FNMA REMIC Series 2014-87, Class MS(b)(-1x1M LIBOR + 6.250%)
115,136	4.290	01/25/45	15,527
FNMA REMIC Series 2015-20, Class ES(b)(-1x1M LIBOR + 6.150%)
654,738	4.190	04/25/45	100,564
FNMA REMIC Series 2015-28, Class PS(b)(-1x1M LIBOR + 5.600%)
1,632,426	3.640	08/25/44	215,678
FNMA REMIC Series 2015-79, Class SA(b)(-1x1M LIBOR + 6.250%)
471,692	4.290	11/25/45	63,649
FNMA REMIC Series 2016-1, Class SJ(b)(-1x1M LIBOR + 6.150%)
1,344,327	4.059	02/25/46	230,329
GNMA REMIC Series 2010-1, Class SD(b)(-1x1M LIBOR + 5.790%)
24,424	3.842	01/20/40	3,212
GNMA REMIC Series 2010-20, Class SE(b)(-1x1M LIBOR + 6.250%)
141,065	4.302	02/20/40	20,980
GNMA REMIC Series 2010-31, Class SA(b)(-1x1M LIBOR + 5.750%)
246,656	3.802	03/20/40	31,557
GNMA REMIC Series 2010-98, Class QS(b)(-1x1M LIBOR + 6.600%)
133,840	4.652	01/20/40	15,243
GNMA REMIC Series 2011-17, Class SA(b)(-1x1M LIBOR + 6.100%)
173,003	4.152	09/20/40	21,179
GNMA REMIC Series 2011-61, Class CS(b)(-1x1M LIBOR + 6.680%)
29,468	4.732	12/20/35	543
GNMA REMIC Series 2013-113, Class SD(b)(-1x1M LIBOR + 6.700%)
139,494	4.615	08/16/43	21,539
GNMA REMIC Series 2013-124, Class CS(b)(-1x1M LIBOR + 6.050%)
800,325	4.102	08/20/43	122,899
GNMA REMIC Series 2013-134, Class DS(b)(-1x1M LIBOR + 6.100%)
91,363	4.016	09/20/43	12,957
GNMA REMIC Series 2013-152, Class TS(b)(-1x1M LIBOR + 6.100%)
323,688	4.016	06/20/43	45,364
GNMA REMIC Series 2014-117, Class SJ(b)(-1x1M LIBOR + 5.600%)
2,314,133	3.516	08/20/44	300,726
GNMA REMIC Series 2014-132, Class SL(b)(-1x1M LIBOR + 6.100%)
848,763	4.016	10/20/43	111,412
GNMA REMIC Series 2014-133, Class BS(b)(-1x1M LIBOR + 5.600%)
728,247	3.652	09/20/44	86,777
GNMA REMIC Series 2014-158, Class SA(b)(-1x1M LIBOR + 5.600%)
1,085,705	3.666	10/16/44	139,469
GNMA REMIC Series 2014-162, Class SA(b)(-1x1M LIBOR + 5.600%)
320,355	3.652	11/20/44	38,999
GNMA REMIC Series 2014-188, Class IB
864,631	4.000	12/20/44	145,852
GNMA REMIC Series 2014-41, Class SA(b)(-1x1M LIBOR + 6.100%)
104,141	4.016	03/20/44	15,313
GNMA REMIC Series 2015-110, Class MS(b)(-1x1M LIBOR + 5.710%)
7,352,855	3.626	08/20/45	953,173
GNMA REMIC Series 2015-111, Class IM
597,650	4.000	08/20/45	102,524
GNMA REMIC Series 2015-123, Class SP(b)(-1x1M LIBOR + 6.250%)
524,727	4.166	09/20/45	77,796
GNMA REMIC Series 2015-126, Class HS(b)(-1x1M LIBOR + 6.200%)
1,148,196	4.116	09/20/45	167,427
GNMA REMIC Series 2015-57, Class AS(b)(-1x1M LIBOR + 5.600%)
1,305,975	3.652	04/20/45	161,407

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
GNMA REMIC Series 2015-95, Class GI
	$590,036	4.500%	07/16/45	$ 129,638
GNMA REMIC Series 2016-109, Class IH
	2,487,160	4.000	10/20/45	447,332
GNMA REMIC Series 2016-27, Class IA
	510,718	4.000	06/20/45	80,733

				4,827,910

Regular Floater(b) – 0.0%
FNMA REMIC Series 2007-33, Class HF(1M LIBOR + 0.350%)
	22,906	2.310	04/25/37	22,971

Sequential Fixed Rate – 2.6%
FHLMC REMIC Series 4619, Class NA
	2,437,788	3.000	03/15/44	2,411,456
FHLMC REMIC Series 4630, Class MC
	1,421,236	4.000	08/15/54	1,459,107
FHLMC REMIC Series 4649, Class ML
	10,043,359	4.000	11/15/54	10,319,247
FNMA REMIC Series 2012-111, Class B
	30,287	7.000	10/25/42	34,154
FNMA REMIC Series 2012-153, Class B
	101,114	7.000	07/25/42	114,468

				14,338,432

Sequential Floating Rate(b)(c) – 0.8%
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A(f)(3M EURIBOR + 2.750%)
EUR	592,972	2.750	04/20/20	690,395
Holmes Master Issuer PLC Series 2018-1A, Class A2(3M USD LIBOR + 0.360%)
	$2,600,000	2.146	10/15/54	2,598,497
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
	357,082	3.750	05/28/52	357,894
Station Place Securitization Trust Series 2015-2, Class A(1M USD LIBOR + 0.550%)
	850,000	2.468	07/15/19	850,000

				4,496,786

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$23,686,099

Commercial Mortgage-Backed Securities – 0.4%
Sequential Fixed Rate – 0.1%
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
	$178,907	2.779%	09/25/22	$ 178,275
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
	100,000	2.220	12/25/18	99,721
FHLMC Multifamily Structured Pass-Through Certificates Series K710, Class A2
	99,401	1.883	05/25/19	98,906

				376,902

Sequential Floating Rate(b)(c) – 0.3%
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A(1M LIBOR + 0.830%)
	2,100,000	2.791	06/15/35	2,096,848

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 2,473,750

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 5.7%
FHLMC – 0.0%
$125,810	7.000%	02/01/39	$ 143,796

FNMA – 5.1%
4,278	6.000	11/01/23	4,675
1,503,785	6.000	02/01/24	1,643,481
1,094,712	6.000	01/01/28	1,196,619
764,778	6.000	08/01/28	835,824
17,529	6.000	01/01/29	19,158
40,722	6.000	01/01/32	45,397
8,411	6.000	11/01/32	9,277
581,937	6.000	12/01/32	633,795
4,737,130	6.000	05/01/34	5,237,548
8,214	6.000	11/01/34	9,113
42,735	6.000	06/01/35	47,409
478,087	6.000	10/01/35	531,225
1,866,626	6.000	11/01/35	2,071,870
97,530	6.000	12/01/35	108,038
2,124	6.000	01/01/36	2,347
7,003	6.000	02/01/36	7,751
2,489	6.000	03/01/36	2,756
1,128,687	6.000	05/01/36	1,249,391
66,898	6.000	06/01/36	74,261
771,049	6.000	07/01/36	853,302
75,214	6.000	08/01/36	83,381
1,198,457	6.000	09/01/36	1,328,081
2,328,916	6.000	10/01/36	2,582,479
47,874	6.000	11/01/36	53,105
538,789	6.000	02/01/37	598,222
10,968	6.000	03/01/37	12,180
47,757	6.000	05/01/37	52,913
423,124	6.000	11/01/37	469,028
96,649	6.000	12/01/37	106,994
179,270	6.000	03/01/38	198,604
197,935	6.000	05/01/38	218,916
8,403	6.000	07/01/38	9,295
5,171	6.000	09/01/38	5,723
192,899	6.000	10/01/38	214,106
730,352	6.000	11/01/38	807,103
642,633	6.000	01/01/39	713,342
69,755	7.000	03/01/39	79,011
130,862	6.000	09/01/39	144,760
15,027	6.000	06/01/40	16,682
988,571	6.000	10/01/40	1,093,486
4,511,041	6.000	05/01/41	4,995,771
47,279	6.000	06/01/41	52,457

			28,418,876

GNMA – 0.6%
2,637,197	4.000	10/20/43	2,722,185

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$545,835	4.000%	10/20/45	$ 561,890

			3,284,075

TOTAL FEDERAL AGENCIES			$31,846,747

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $59,120,482)			$58,006,596

Asset-Backed Securities – 23.8%
Automotive – 1.4%
Ally Master Owner Trust Series 2015-2, Class A2
$2,050,000	1.830%	01/15/21	$ 2,041,270
Ford Credit Auto Owner Trust Series 2016-2, Class A(c)
450,000	2.030	12/15/27	435,511
Ford Credit Floorplan Master Owner Trust Series 2016-5, Class A1
3,850,000	1.950	11/15/21	3,799,989
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1(c)
1,350,000	1.960	05/17/21	1,340,895

			7,617,665

Collateralized Loan Obligations(b)(c) – 13.4%
ACIS CLO Ltd. Series 2013-1A, Class A1(3M USD LIBOR + 0.870%)
377,433	2.604	04/18/24	377,420
ACIS CLO Ltd. Series 2013-1A, Class B(3M USD LIBOR + 1.950%)
313,530	3.684	04/18/24	313,565
ACIS CLO Ltd. Series 2013-1A, Class C(3M USD LIBOR + 2.950%)
198,030	4.684	04/18/24	198,071
AIMCO CLO Series 2017-AA, Class A(3M USD LIBOR + 1.260%)
3,150,000	3.005	07/20/29	3,154,596
Atrium X CLO Series 2017-10A, Class AR(3M USD LIBOR + 0.950%)
2,598,620	2.672	07/16/25	2,598,615
BlueMountain CLO Ltd. Series 2014-2A, Class AR(3M USD LIBOR + 0.930%)
3,150,000	2.675	07/20/26	3,150,274
Bowman Park CLO Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 1.180%)
1,650,000	3.100	11/23/25	1,650,698
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R(3M USD LIBOR + 1.230%)
3,100,000	3.287	06/09/30	3,108,720
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1(3M USD LIBOR + 1.610%)
3,400,000	3.341	07/17/28	3,400,116
Cutwater Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.250%)
3,050,000	2.972	07/15/26	3,050,439
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR(3M USD LIBOR + 0.900%)
2,900,000	3.248	04/15/29	2,891,431
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(3M USD LIBOR + 1.390%)
1,650,000	3.135	07/25/27	1,649,980
ICG US CLO Ltd. Series 2014-1A, Class A1R(3M USD LIBOR + 1.220%)
3,100,000	2.804	01/20/30	3,101,854
Jamestown CLO X Ltd. Series 2017-10A, Class A1(3M USD LIBOR + 1.250%)
6,250,000	2.981	07/17/29	6,255,112
LCM XVI LP Series 2017-16A, Class AR(3M USD LIBOR + 1.030%)
6,250,000	2.752	07/15/26	6,250,313

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(3M USD LIBOR + 0.750%)
$4,200,000	3.089%	04/15/29	$ 4,154,913
OCP CLO Ltd. Series 2012-2A, Class A1R(3M USD LIBOR + 1.400%)
200,000	3.304	11/22/25	200,295
OCP CLO Ltd. Series 2014-5A, Class A1R(3M USD LIBOR + 1.080%)
1,200,000	2.581	04/26/31	1,198,656
OCP CLO Ltd. Series 2015-8A, Class A1R(3M USD LIBOR + 0.850%)
3,250,000	2.581	04/17/27	3,238,349
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(3M USD LIBOR + 0.930%)
52,748	2.652	04/17/25	52,746
Parallel Ltd. Series 2015-1A, Class AR(3M USD LIBOR + 0.850%)
1,250,000	2.595	07/20/27	1,248,526
Parallel Ltd. Series 2017-1A, Class A1(3M USD LIBOR + 1.310%)
2,700,000	3.055	07/20/29	2,705,360
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A(1M USD LIBOR + 0.850%)
850,000	2.830	06/25/35	850,272
Recette CLO Ltd. Series 2015-1A, Class AR(3M USD LIBOR + 0.920%)
4,550,000	2.665	10/20/27	4,544,613
Regatta IV Funding Ltd. Series 2014-1A, Class A1R(3M USD LIBOR + 1.020%)
3,000,000	2.765	07/25/26	3,000,237
Sound Point CLO XI Ltd. Series 2016-1A, Class A(3M USD LIBOR + 1.650%)
4,150,000	3.395	07/20/28	4,156,121
TICP CLO VI Ltd. Series 2016-6A, Class A(3M USD LIBOR + 1.550%)
2,600,000	3.272	01/15/29	2,604,235
Whitehorse Ltd. Series 2014-9A, Class AR(3M USD LIBOR + 1.160%)
3,600,000	2.891	07/17/26	3,600,371
WhiteHorse VIII Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 0.900%)
1,250,000	2.673	05/01/26	1,249,991
Zais CLO 1 Ltd. Series 2014-1A, Class A1(3M USD LIBOR + 1.400%)
661,898	3.122	04/15/26	661,936

			74,617,825

Credit Card(c) – 0.7%
Golden Credit Card Trust Series 2016-5A, Class A
2,600,000	1.600	09/15/21	2,559,949
Golden Credit Card Trust Series 2017-2A, Class A
1,050,000	1.980	04/15/22	1,030,647

			3,590,596

Student Loan(b) – 8.3%
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A(1M USD LIBOR + 0.800%)
585,851	2.697	02/25/41	585,212
ECMC Group Student Loan Trust Series 2016-1A, Class A(c)(1M USD LIBOR + 1.350%)
1,708,254	3.310	07/26/66	1,736,161
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(c)(1M USD LIBOR + 0.800%)
4,200,000	2.760	04/26/32	4,220,225
Educational Funding of the South, Inc. Series 2012-1, Class A(1M USD LIBOR + 1.050%)
2,650,256	3.010	03/25/36	2,661,690

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Educational Services of America, Inc. Series 2012-1, Class A1(c)(1M USD LIBOR + 1.150%)
$52,981	3.110%	09/25/40	$ 53,841
Educational Services of America, Inc. Series 2014-1, Class A(c)(1M USD LIBOR + 0.700%)
824,154	2.660	02/25/39	824,153
Educational Services of America, Inc. Series 2015-2, Class A(c)(1M USD LIBOR + 1.000%)
817,695	2.960	12/25/56	824,180
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(c)(1M USD LIBOR + 1.350%)
2,700,000	3.310	03/25/36	2,746,563
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(c)(1M USD LIBOR + 1.000%)
74,635	2.960	02/25/25	74,748
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(c)(1M USD LIBOR + 1.000%)
1,700,000	2.960	04/25/33	1,710,371
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(c)(3M LIBOR + 0.110%)
2,084,583	2.440	11/25/26	2,073,029
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
1,900,000	2.645	07/25/45	1,920,044
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1(1M USD LIBOR + 0.750%)
2,107,595	2.657	12/01/31	2,104,792
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(1M USD LIBOR + 1.000%)
2,084,608	2.948	05/20/30	2,108,023
Navient Student Loan Trust Series 2016-5A, Class A(c)(1M USD LIBOR + 1.250%)
3,525,951	3.210	06/25/65	3,618,213
Navient Student Loan Trust Series 2016-7A, Class A(c)(1M USD LIBOR + 1.150%)
1,778,306	3.110	03/25/66	1,811,630
North Carolina State Education Assistance Authority Series 2010-1, Class A1(3M USD LIBOR + 0.900%)
978,135	6.645	07/25/41	975,995
Northstar Education Finance, Inc. Series 2012-1, Class A(c)(1M USD LIBOR + 0.700%)
107,075	2.660	12/26/31	107,509
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(c)(1M USD LIBOR + 0.550%)
55,194	2.510	05/25/57	55,253
PHEAA Student Loan Trust Series 2016-1A, Class A(c)(1M USD LIBOR + 1.150%)
1,786,896	3.110	09/25/65	1,814,209
SLC Student Loan Center Series 2011-1, Class A(c)(1M USD LIBOR + 1.220%)
6,114,960	3.180	10/25/27	6,187,526
SLC Student Loan Trust Series 2005-3, Class A3(3M USD LIBOR + 0.120%)
1,241,088	2.245	06/15/29	1,234,527
SLM Student Loan Trust Series 2003-14, Class A5(3M USD LIBOR + 0.230%)
41,995	1.975	01/25/23	41,996
SLM Student Loan Trust Series 2004-1, Class A3(3M USD LIBOR + 0.210%)
162,485	1.955	04/25/23	162,495

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
SLM Student Loan Trust Series 2004-8A, Class A5(c)(3M USD LIBOR + 0.500%)
	$497,481	2.245%		04/25/24	$ 498,439
SLM Student Loan Trust Series 2005-5, Class A4(3M USD LIBOR + 0.140%)
	1,400,000	1.885		10/25/28	1,394,982
SLM Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.110%)
	197,785	1.855		07/25/25	197,785
SLM Student Loan Trust Series 2007-7, Class A4(3M USD LIBOR + 0.330%)
	974,320	2.075		01/25/22	958,206
SLM Student Loan Trust Series 2008-4, Class A4(3M USD LIBOR + 1.650%)
	362,293	3.395		07/25/22	370,394
SLM Student Loan Trust Series 2012-3, Class A(1M USD LIBOR + 0.650%)
	1,165,257	2.610		12/27/38	1,171,466
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(3M USD LIBOR + 0.850%)
	752,149	2.545		10/01/24	755,594
Utah State Board of Regents Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
	1,200,000	2.623		05/01/35	1,206,252
Wachovia Student Loan Trust Series 2005-1, Class A5(3M USD LIBOR + 0.130%)
	76,188	1.875		01/26/26	76,141

					46,281,644

TOTAL ASSET-BACKED SECURITIES (Cost $131,521,719)					$132,107,730

Foreign Debt Obligations – 1.0%
Sovereign – 1.0%
Dominican Republic
	$1,210,000	7.500%		05/06/21	$ 1,271,825
Ecuador Government International Bond
	200,000	9.625	(c)	06/02/27	186,000
	390,000	9.625		06/02/27	362,700
	350,000	7.875	(c)	01/23/28	293,125
Republic of Argentina
EUR	440,000	3.375		01/15/23	466,303
	320,000	5.250		01/15/28	319,043
	40,000	2.260	(g)	12/31/38	27,373
	$70,000	2.500	(g)	12/31/38	39,690
EUR	100,000	6.250		11/09/47	90,797
Republic of Indonesia
	$200,000	5.875		01/15/24	214,500
EUR	250,000	2.150	(c)	07/18/24	294,140

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of South Africa
ZAR	1,590,000	8.000%	01/31/30	$ 105,854
	4,500,000	7.000	02/28/31	271,758
	6,879,000	8.250	03/31/32	456,679
	1,570,000	8.875	02/28/35	108,077
	2,330,000	6.250	03/31/36	122,697
	45,000	9.000	01/31/40	3,085
	900,000	6.500	02/28/41	46,732
	1,450,000	8.750	01/31/44	96,486
Republic of Sri Lanka
	$200,000	6.850	11/03/25	193,250
United Mexican States
MXN	10,679,700	6.500	06/10/21	520,250
	1,292,300	8.000	12/07/23	65,911
	46,900	8.000	11/07/47	2,430

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $5,887,624)				$ 5,558,705

Structured Notes(c)(d) – 0.1%
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA)
	$5,100,000	0.000%	07/26/18	$ 281,703
	6,950,000	0.000	02/07/19	347,714

TOTAL STRUCTURED NOTES (Cost $640,377)				$ 629,417

Municipal Debt Obligations – 3.2%
Connecticut – 0.5%
Connecticut State GO Bonds Series A
	$3,000,000	3.130%	01/15/24	$ 2,938,530

Florida(a) – 2.3%
Florida State Board of Administration Finance Corp. Series 2016, Class A
	12,625,000	2.638	07/01/21	12,507,082

New Hampshire(a)(b) – 0.3%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
	1,800,000	2.600	10/25/37	1,811,755

Utah(a)(b) – 0.1%
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2(3M USD LIBOR + 0.850%)
	740,176	2.623	05/01/29	742,271

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $18,120,010)				$17,999,638

U.S. Treasury Obligation(h) – 0.2%
United States Treasury Note
	$1,020,000	2.250%	12/31/24	$ 986,575
(Cost $1,012,668)

Shares	Distribution Rate		Value
Investment Company(i) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,693	1.869%		$ 1,693
(Cost $1,693)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $536,260,931)			$529,795,423

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 1.5%
Certificate of Deposit(b) – 0.3%
Nordea Bank AB NY
$1,500,000	2.702%	03/27/20	$ 1,502,793

Commercial Paper(d) – 1.2%
AT&T, Inc.
1,250,000	0.000	10/09/18	1,240,685
1,500,000	0.000	10/05/18	1,489,261
Ford Motor Credit Co. LLC
4,000,000	0.000	02/20/19	3,929,226

			6,659,172

TOTAL SHORT-TERM INVESTMENTS (Cost $8,157,769)			$ 8,161,965

TOTAL INVESTMENTS – 96.9% (Cost $544,418,700)			$537,957,388

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%			17,102,658

NET ASSETS – 100.0%			$555,060,046

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $168,169,231, which represents approximately 30.3% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2018.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURIBOR	— Euro Interbank Offered Rate
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	5,696,464	CNH	36,871,132	$5,540,905	09/19/18	$155,558
	EUR	566,637	CNH	4,249,851	665,758	09/19/18	27,100
	USD	3,305,730	HKD	25,749,760	3,286,512	09/19/18	19,218
	AUD	1,303,054	NZD	1,400,248	964,563	09/19/18	16,099
	AUD	438,120	USD	323,632	324,310	09/19/18	678
	BRL	1,033,318	USD	264,104	266,515	07/03/18	2,412
	CAD	129,077	EUR	82,936	98,318	09/19/18	874
	CAD	642,558	USD	486,869	489,437	09/19/18	2,568
	CHF	1,992,144	EUR	1,717,124	2,025,744	09/19/18	8,247
	CHF	648,161	USD	658,081	659,093	09/19/18	1,012
	EUR	567,169	AUD	892,481	666,384	09/19/18	5,741
	EUR	847,190	CAD	1,302,843	995,388	09/19/18	3,010
	EUR	280,137	CZK	7,219,405	329,141	09/19/18	3,195
	EUR	2,538,522	GBP	2,227,339	2,982,581	09/19/18	32,472
	EUR	280,023	HUF	92,152,710	329,007	09/19/18	665
	EUR	283,094	JPY	36,247,847	332,615	09/19/18	3,368
	EUR	1,066,122	NOK	10,109,422	1,252,618	09/19/18	7,343
	EUR	2,259,868	NZD	3,800,314	2,655,182	09/19/18	81,021
	EUR	789,431	PLN	3,423,093	927,525	09/19/18	12,458
	EUR	3,756,882	SEK	38,726,818	4,414,068	09/19/18	63,537
	EUR	144,000	USD	168,055	168,944	08/31/18	889
	EUR	4,714,579	USD	5,503,647	5,539,293	09/19/18	35,645
	GBP	97,781	AUD	174,185	129,511	09/19/18	574
	KRW	286,459,330	USD	256,627	257,186	07/05/18	560
	KRW	1,460,479,324	USD	1,306,765	1,312,137	07/26/18	5,372
	MXN	21,286,782	USD	1,013,963	1,058,351	09/19/18	44,387
	NOK	9,063,700	USD	1,111,577	1,116,463	09/19/18	4,886
	RUB	5,015,191	USD	78,766	79,460	08/15/18	694
	RUB	20,180,230	USD	315,758	319,555	08/20/18	3,797
	SGD	1,016,030	USD	745,453	747,003	09/19/18	1,550
	TRY	5,837,863	USD	1,211,806	1,227,946	09/19/18	16,140
	USD	1,300,323	ARS	35,641,855	1,228,056	07/03/18	72,268
	USD	266,091	ARS	5,638,467	193,839	07/05/18	72,251
	USD	1,310,672	AUD	1,741,041	1,288,773	09/19/18	21,899
	USD	5,683,712	BRL	21,347,566	5,506,005	07/03/18	177,706
	USD	675,509	BRL	2,576,130	662,111	08/02/18	13,398
	USD	3,418,887	CAD	4,432,997	3,376,619	09/19/18	42,269
	USD	750,148	CLP	474,918,562	726,863	07/05/18	23,284
	USD	748,169	CLP	475,692,002	728,077	07/18/18	20,091
	USD	56,123	CZK	1,214,834	54,848	09/19/18	1,276
	USD	3,791,269	EUR	3,199,410	3,753,612	08/31/18	37,657
	USD	529,643	EUR	447,162	525,383	09/19/18	4,259
	USD	821,282	GBP	613,490	812,566	09/19/18	8,715
	USD	1,771,570	IDR	25,282,076,881	1,766,054	07/02/18	5,516
	USD	128,621	IDR	1,812,332,087	126,456	07/23/18	2,164
	USD	675,049	IDR	9,496,370,706	662,012	07/27/18	13,037
	USD	1,982,000	INR	134,392,976	1,960,224	07/11/18	21,776
	USD	964,020	INR	65,809,787	958,767	07/19/18	5,253
	USD	1,954,672	JPY	213,591,015	1,940,101	09/19/18	14,572
	USD	266,300	KRW	286,459,330	257,186	07/05/18	9,114
	USD	595,363	KRW	660,884,255	593,757	07/26/18	1,606
	USD	756,595	NOK	6,113,948	753,113	09/19/18	3,481

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	3,273,702	NZD	4,750,599	$3,217,843	09/19/18	$55,860
	USD	330,872	SEK	2,837,696	318,784	09/19/18	12,088
	USD	1,355,759	SGD	1,806,427	1,328,118	09/19/18	27,642
	USD	328,931	THB	10,799,284	326,351	08/14/18	2,579
	USD	330,159	TRY	1,561,051	328,354	09/19/18	1,805
	USD	330,108	TWD	9,798,452	321,931	07/09/18	8,177
	USD	2,496,891	TWD	75,432,778	2,479,222	07/16/18	17,670
	USD	4,667,478	TWD	140,406,279	4,617,184	07/27/18	50,294
	USD	1,733,434	ZAR	21,758,180	1,578,193	08/08/18	155,241
	USD	1,047,871	ZAR	14,365,642	1,036,336	09/19/18	11,535
	ZAR	9,080,213	USD	653,926	655,046	09/19/18	1,119

TOTAL							$1,476,672

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CNH	4,316,458	EUR	563,984	$648,667	09/19/18	$(13,974)
	CNH	8,940,421	USD	1,353,521	1,343,545	09/19/18	(9,977)
	ARS	35,641,855	USD	1,684,796	1,228,056	07/03/18	(456,740)
	ARS	13,582,616	USD	576,809	466,943	07/05/18	(109,863)
	ARS	7,984,459	USD	310,076	272,957	07/10/18	(37,119)
	ARS	12,744,280	USD	601,145	434,706	07/12/18	(166,439)
	ARS	9,698,265	USD	455,906	328,247	07/19/18	(127,660)
	ARS	35,641,855	USD	1,266,365	1,191,836	07/31/18	(74,529)
	ARS	20,344,966	USD	738,469	673,711	08/10/18	(64,758)
	ARS	21,863,612	USD	836,049	720,502	08/15/18	(115,548)
	ARS	23,322,443	USD	876,619	767,093	08/17/18	(109,526)
	AUD	576,537	EUR	364,658	426,771	09/19/18	(1,677)
	AUD	191,317	GBP	106,981	141,619	09/19/18	(77)
	AUD	10,196,401	USD	7,598,560	7,547,700	09/19/18	(50,861)
	BRL	20,314,248	USD	5,376,701	5,239,489	07/03/18	(137,213)
	BRL	1,097,496	USD	283,371	282,076	08/02/18	(1,295)
	CAD	3,574,019	USD	2,738,814	2,722,334	09/19/18	(16,477)
	CLP	474,918,562	USD	749,242	726,863	07/05/18	(22,378)
	CLP	184,389,555	USD	283,371	282,228	08/06/18	(1,143)
	COP	296,436,768	USD	101,316	101,029	07/23/18	(288)
	COP	1,356,199,480	USD	463,975	462,153	07/26/18	(1,822)
	COP	4,681,656,878	USD	1,597,944	1,593,450	08/22/18	(4,494)
	EUR	1,960,388	USD	2,317,786	2,303,316	09/19/18	(14,469)
	GBP	1,445,048	EUR	1,638,554	1,913,964	09/19/18	(11,217)
	GBP	6,796,905	USD	9,071,274	9,002,495	09/19/18	(68,779)
	HKD	27,551,253	USD	3,523,478	3,516,441	09/19/18	(7,037)
	HUF	1,247,901,485	EUR	3,862,777	4,446,297	09/19/18	(92,192)
	IDR	25,282,076,881	USD	1,775,676	1,766,054	07/02/18	(9,622)
	IDR	45,810,163,708	USD	3,235,317	3,193,522	07/27/18	(41,796)
	IDR	30,631,927,819	USD	2,161,745	2,127,242	08/16/18	(34,503)
	INR	60,615,000	USD	888,979	884,116	07/11/18	(4,862)
	INR	45,201,444	USD	661,299	658,529	07/19/18	(2,769)
	JPY	36,184,956	EUR	280,047	328,677	09/19/18	(358)
	JPY	807,775,760	USD	7,369,027	7,337,227	09/19/18	(31,798)
	KRW	1,460,479,324	USD	1,332,301	1,311,614	07/09/18	(20,688)
	KRW	1,149,562,582	USD	1,033,733	1,033,008	08/03/18	(725)
	MXN	5,674,854	USD	283,371	282,146	09/19/18	(1,225)
	NOK	13,803,292	EUR	1,452,770	1,700,284	09/19/18	(6,616)
	NOK	2,668,523	USD	328,907	328,708	09/19/18	(199)
	NZD	2,387,468	AUD	2,200,043	1,617,163	09/19/18	(11,380)
	NZD	10,194,110	USD	7,147,659	6,905,032	09/19/18	(242,627)
	PLN	11,206,035	EUR	2,606,408	2,995,619	09/19/18	(66,725)
	PLN	6,843,729	USD	1,888,733	1,829,479	09/19/18	(59,254)
	RUB	23,997,941	USD	380,784	380,009	08/20/18	(775)
	SEK	155,283,647	EUR	15,240,844	17,444,400	09/19/18	(462,504)
	SEK	2,873,223	USD	325,377	322,775	09/19/18	(2,603)
	SGD	887,437	EUR	560,012	652,459	09/19/18	(5,515)
	SGD	487,468	USD	359,688	358,395	09/19/18	(1,293)
	THB	10,772,496	USD	336,883	325,542	08/14/18	(11,341)
	TWD	9,763,681	USD	329,854	320,789	07/09/18	(9,066)
	TWD	61,163,532	USD	2,042,595	2,011,331	07/27/18	(31,265)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	3,883,721	AUD	5,279,635	$3,908,153	09/19/18	$(24,434)
	USD	2,192,913	CAD	2,903,832	2,211,852	09/19/18	(18,939)
	USD	324,123	COP	953,571,072	324,949	07/26/18	(825)
	USD	12,788,375	EUR	10,938,633	12,852,112	09/19/18	(63,738)
	USD	980,470	GBP	742,478	983,410	09/19/18	(2,941)
	USD	229,800	HKD	1,801,494	229,930	09/19/18	(129)
	USD	324,050	INR	22,284,884	324,663	07/19/18	(614)
	USD	1,306,297	KRW	1,460,479,324	1,311,614	07/09/18	(5,317)
	USD	3,715,942	KRW	4,150,268,398	3,728,719	07/26/18	(12,779)
	USD	666,087	KRW	743,991,255	668,486	07/31/18	(2,399)
	USD	719,738	MXN	14,916,926	743,994	08/28/18	(24,256)
	USD	1,616,971	MXN	33,870,942	1,684,018	09/19/18	(67,048)
	USD	466,916	NZD	691,109	468,126	09/19/18	(1,210)
	USD	1,307,887	RUB	83,490,621	1,322,079	08/20/18	(14,192)
	USD	1,046,671	TRY	5,118,904	1,076,719	09/19/18	(30,049)
	USD	323,946	TWD	9,868,032	324,505	07/27/18	(559)
	USD	796,229	ZAR	11,118,272	802,072	09/19/18	(5,841)
	ZAR	72,090,148	USD	5,371,139	5,200,578	09/19/18	(170,560)

TOTAL							$(3,222,891)

FUTURES CONTRACTS – At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10 Year Government Bonds	159	09/17/18	$13,101,565	$29,566
Eurodollars	101	09/16/19	24,512,700	(312,071)
Short Euro-BTP	22	09/06/18	2,843,289	4,625
2 Year U.S. Treasury Notes	135	09/28/18	28,596,797	(19,905)
5 Year U.S. Treasury Notes	1,360	09/28/18	154,519,376	551,086
10 Year German Euro-Bund	20	09/06/18	3,796,518	16,516
20 Year U.S. Treasury Bonds	11	09/19/18	1,755,188	17,541

Total				$287,358

Short position contracts:
Eurodollars	(115)	06/17/19	(27,929,188)	290,280
Eurodollars	(146)	06/15/20	(35,412,300)	305,950
Eurodollars	(81)	03/16/20	(19,646,550)	200,700
Eurodollars	(210)	09/14/20	(50,938,125)	462,253
Eurodollars	(485)	12/14/20	(117,636,750)	456,066
Eurodollars	(65)	12/13/21	(15,766,562)	101,412
Eurodollars	(210)	03/15/21	(50,940,750)	414,990
Eurodollars	(65)	06/14/21	(15,768,187)	111,975
Eurodollars	(65)	09/13/21	(15,768,188)	106,287
French 10 Year Government Bonds	(22)	09/06/18	(3,970,380)	(17,727)
Ultra 10 Year U.S. Treasury Notes	(5)	09/19/18	(641,172)	(6,683)
3 Month Euro Euribor	(120)	12/16/19	(35,079,545)	(8,913)
10 Year U.S. Treasury Notes	(78)	09/19/18	(9,374,625)	(58,616)
20 Year U.S. Treasury Bonds	(73)	09/19/18	(10,585,000)	(156,226)

Total				$2,201,748

TOTAL FUTURES CONTRACTS				$2,489,106

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS – At June 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(a)	0.330%(b)	09/15/18	SEK	87,960		$(22,684)	$(14)	$(22,670)
Mexico IB TIIE 28D(c)	7.600	06/17/20	MXN	20,000		(9,648)	(863)	(8,785)
6M EURO(a)	0.100(b)	09/19/20	EUR	18,240	(d)	124,551	86,858	37,693
6M GBP(e)	1.000	09/19/20	GBP	12,800	(d)	(29,439)	(27,970)	(1,469)
3M NIBOR(a)	1.450(b)	09/19/20	NOK	65,260	(d)	1,477	4,305	(2,828)
3M NIBOR(e)	1.600(b)	09/19/20		61,910	(d)	11,299	11,163	136
6M CDOR(e)	2.000	09/19/20	CAD	12,080	(d)	(62,503)	(69,956)	7,453
0.100%(b)	3M STIBOR(a)	09/19/20	SEK	231,780	(d)	(97,256)	(61,413)	(35,843)
3M JIBAR(a)	7.500	09/19/20	ZAR	10,600	(d)	1,499	837	662
0.100(b)	6M EURO(e)	10/15/20	EUR	2,430	(d)	(13,802)	(13,393)	(409)
3M LIBOR(a)	2.139(e)	11/20/20		$34,530	(d)	(508,295)	(63,322)	(444,973)
6M EURO(e)	0.350(b)	12/16/21	EUR	35,380	(d)	111,080	(98,686)	209,766
0.500(b)	3M STIBOR(a)	12/16/21	SEK	280,990	(d)	(53,602)	156,272	(209,874)
0.500(b)	3M STIBOR(a)	09/19/22		103,330	(d)	(87,730)	(23,270)	(64,460)
2.500(b)	6M WIBOR(e)	03/21/23	PLN	17,510	(d)	(40,195)	10,950	(51,145)
6M EURO(e)	0.750(b)	06/15/23	EUR	9,640	(d)	72,009	(45,042)	117,051
6M EURO(e)	0.500(b)	09/19/23		22,160	(d)	238,889	67,042	171,847
3M LIBOR(a)	2.250(e)	09/19/23		$25,420	(d)	(780,389)	(851,131)	70,742
2.750(e)	3M NZDOR(a)	09/19/23	NZD	4,710	(d)	(25,521)	7,466	(32,987)
0.750(b)	3M STIBOR(a)	09/19/23	SEK	271,230	(d)	(389,078)	(206,659)	(182,419)
2.250(e)	6M CDOR	09/19/23	CAD	830	(d)	7,036	6,603	433
0.500(b)	6M EURO(e)	09/19/23	EUR	870	(d)	(9,379)	(2,654)	(6,725)
1.250(e)	6M GBP	09/19/23	GBP	18,730	(d)	115,878	127,707	(11,829)
2.275(e)	3M LIBOR(a)	11/20/23		$14,440	(d)	435,286	29,546	405,740
6M GBP(e)	1.200	11/21/23	GBP	5,210	(d)	(57,939)	(332,318)	274,379
2.882(e)	3M LIBOR(a)	02/28/25		$6,040	(d)	2,347	12,364	(10,017)
2.200(b)	3M STIBOR(a)	11/02/27	SEK	32,540	(d)	(43,964)	1,666	(45,630)
3M LIBOR(a)	2.750(e)	12/21/27		$8,210	(d)	(73,658)	(120,459)	46,801
2.250(b)	3M STIBOR(a)	12/21/27	SEK	39,690	(d)	(100,141)	(82,459)	(17,682)
3.500(e)	6M AUDOR	12/21/27	AUD	3,150	(d)	(34,772)	(94,778)	60,006
6M CHFOR(e)	1.000(b)	06/21/28	CHF	2,200	(d)	8,543	(11,084)	19,627
4.000(e)	3M NZDOR(b)	06/21/28	NZD	2,790	(d)	(33,236)	320	(33,556)
1.500(b)	6M EURO(e)	06/21/28	EUR	2,060	(d)	(267)	16,554	(16,821)
6M CDOR(e)	2.250	09/19/28	CAD	4,390	(d)	(98,879)	(138,854)	39,975
6M AUDOR(e)	2.750	09/19/28	AUD	3,850	(d)	(23,543)	(67,312)	43,769
2.500(e)	3M LIBOR(a)	09/19/28		$390	(d)	15,204	19,244	(4,040)
3.250(e)	3M NZDOR(a)	09/19/28	NZD	4,230	(d)	(49,395)	1,496	(50,891)
1.250(b)	3M STIBOR(a)	09/19/28	SEK	18,010	(d)	(14,112)	20,669	(34,781)
1.500(e)	6M GBP	09/19/28	GBP	1,490	(d)	9,260	15,349	(6,089)
1.400(e)	6M GBP	11/21/28		3,150	(d)	65,512	(197,748)	263,260
3M LIBOR(a)	2.750(e)	06/16/37		$1,720	(d)	(33,148)	(46,138)	12,990
1.750(e)	6M GBP	12/14/37	GBP	6,780	(d)	32,870	18,553	14,317
1.250(e)	6M JYOR	06/14/38	JPY	53,100	(d)	(8,908)	(3,999)	(4,909)
1.500(e)	6M EURO	09/19/38	EUR	1,850	(d)	(36,111)	(10,328)	(25,783)
3M LIBOR(b)	2.500(e)	06/17/47		$1,150	(d)	(22,444)	(30,394)	7,950
3M LIBOR(a)	3.000(e)	06/15/48		14,030	(d)	104,722	978	103,744
1.500(e)	6M JYOR	06/16/48	JPY	53,330	(d)	(11,290)	(10,930)	(360)
1.500(b)	6M EURO(e)	09/19/48	EUR	1,370	(d)	(14,212)	22,718	(36,930)
1.000(e)	6M JYOR	09/19/48	JPY	338,680	(d)	(131,091)	(104,639)	(26,452)

TOTAL						$(1,559,169)	$(2,077,153)	$517,984

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Payments made monthly.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.
(e)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund	Credit Spread at June 30, 2018(a)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 30(b)	5.000	1.000%	06/20/23	$780	$(47,049)	$(52,186)	$5,137

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2018, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	MS & Co. Int. PLC	2.45%	05/01/20	10,000,000	10,000,000	$36,500	$29,304	$7,196
2Y IRS	Citibank NA	2.25	03/30/20	9,100,000	9,100,000	23,725	31,500	(7,775)

						$60,225	$60,804	$(579)

Puts
1Y IRS	Citibank NA	2.75	02/13/19	2,300,000	2,300,000	22,787	40,250	(17,463)
1Y IRS	JPMorgan Securities, Inc.	2.75	03/06/19	2,300,000	2,300,000	24,410	38,333	(13,923)

						$47,197	$78,583	$(31,386)

Total Purchased option contracts						$107,422	$139,387	$(31,965)

Written option contracts
Calls
1Y IRS	MS & Co. Int. PLC	2.49	05/01/20	(2,200,000)	(2,200,000)	(33,796)	(29,333)	(4,463)
2Y IRS	Citibank NA	2.34	03/30/20	(2,000,000)	(2,000,000)	(22,870)	(31,500)	8,630
						$(56,666)	$(60,833)	$4,167

Puts
1Y IRS	Citibank NA	2.80	02/13/19	(1,000,000)	(1,000,000)	(26,422)	(39,375)	12,953
1Y IRS	JPMorgan Securities, Inc.	2.79	03/06/19	(1,000,000)	(1,000,000)	(27,624)	(37,500)	9,876

						$(54,046)	$(76,875)	$22,829

Total Written option contracts						$(110,712)	$(137,708)	$26,996

TOTAL						$(3,290)	$1,679	$(4,969)

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 1 Year Interest Rate Swaptions
CDX.NA.HY Index 30	— CDX North America High Yield Index 30
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 40.6%
Aerospace & Defense(a) – 0.3%
General Dynamics Corp.(3M USD LIBOR + 0.380%)
$5,000,000	2.736%		05/11/21	$ 5,017,414

Agriculture – 1.2%
BAT Capital Corp.(a)(b)(3M USD LIBOR + 0.590%)
13,400,000	2.945		08/14/20	13,444,666
Philip Morris International, Inc.
5,500,000	1.875		11/01/19	5,428,928

				18,873,594

Automotive(a)(b) – 2.1%
BMW US Capital LLC(3M USD LIBOR + 0.410%)
15,000,000	2.749		04/12/21	15,050,714
Daimler Finance North America LLC(3M USD LIBOR + 0.550%)
13,000,000	2.913		05/04/21	13,032,684
Harley-Davidson Financial Services, Inc.(3M USD LIBOR + 0.500%)
5,000,000	2.831		05/21/20	5,010,387

				33,093,785

Banks – 26.0%
ABN AMRO Bank NV(b)
15,857,000	2.500		10/30/18	15,853,559
(3M USD LIBOR + 0.640%)
5,000,000	2.995	(a)	01/18/19	5,013,450
Australia & New Zealand Banking Group Ltd.(a)(b)
(3M USD LIBOR + 0.660%)
5,000,000	2.995		09/23/19	5,024,596
(3M USD LIBOR + 0.460%)
15,000,000	2.781		05/17/21	14,975,100
Banque Federative du Credit Mutuel SA(b)
4,200,000	2.750		01/22/19	4,198,198
(3M USD LIBOR + 0.490%)
13,000,000	2.849	(a)	07/20/20	13,044,062
Barclays Bank PLC(a)(3M USD LIBOR + 0.550%)
8,000,000	2.913		08/07/19	8,023,506
BNZ International Funding Ltd.(a)(b)(3M USD LIBOR + 0.700%)
6,450,000	3.031		02/21/20	6,484,927
BPCE SA
7,000,000	2.500		12/10/18	6,996,088
Capital One Financial Corp.(a)(c)(3M USD LIBOR + 0.760%)
3,190,000	3.115		05/12/20	3,203,397
Capital One NA(a)(c)(3M USD LIBOR + 0.765%)
5,075,000	3.098		09/13/19	5,102,351
Citizens Bank NA/Providence RI(a)(3M USD LIBOR + 0.570%)
5,000,000	2.889		05/26/20	5,013,868
Commonwealth Bank of Australia(a)(b)(3M USD LIBOR + 0.400%)
12,500,000	2.735		09/18/20	12,524,325
Credit Agricole SA(b)
2,200,000	2.625		10/03/18	2,200,307
(3M USD LIBOR + 0.800%)
8,462,000	3.148	(a)	04/15/19	8,500,318
Credit Suisse AG
3,000,000	2.300		05/28/19	2,985,581
DBS Group Holdings Ltd.(a)(b)(3M USD LIBOR + 0.490%)
10,000,000	2.811		06/08/20	10,018,967

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Dexia Credit Local SA(a)(b)(3M USD LIBOR + 0.500%)
$10,000,000	2.843%		02/15/19	$ 10,028,283
DNB Bank ASA(a)(b)(3M USD LIBOR + 0.370%)
10,000,000	2.707		10/02/20	10,017,379
HSBC Holdings PLC(a)(c)(3M USD LIBOR + 0.600%)
18,000,000	2.926		05/18/21	18,026,226
HSBC USA, Inc.(a)(3M USD LIBOR + 0.880%)
2,610,000	3.215		09/24/18	2,614,628
ING Bank NV(b)
3,000,000	2.050		08/17/18	2,998,160
1,400,000	2.000		11/26/18	1,396,314
5,625,000	2.300		03/22/19	5,603,341
(3M USD LIBOR + 0.610%)
3,250,000	2.953	(a)	08/15/19	3,262,321
JPMorgan Chase Bank NA(a)(c)(3M USD LIBOR + 0.250%)
10,000,000	2.605		02/13/20	9,997,388
Lloyds Bank PLC(a)(3M USD LIBOR + 0.490%)
16,685,000	2.853		05/07/21	16,708,581
Macquarie Bank Ltd.(b)
1,380,000	2.350		01/15/19	1,376,588
(3M USD LIBOR + 1.180%)
1,100,000	3.528	(a)	01/15/19	1,105,673
4,500,000	1.870		02/28/19	4,467,586
Morgan Stanley(a)(c)(3M USD LIBOR + 0.550%)
10,000,000	2.903		02/10/21	10,019,588
MUFG Bank Ltd.(b)
6,000,000	2.700		09/09/18	6,001,527
MUFG Bank Ltd.(b)
3,815,000	2.300		03/10/19	3,801,234
MUFG Union Bank NA(c)
10,000,000	2.625		09/26/18	9,997,743
National Australia Bank Ltd.(a)(b)(3M USD LIBOR + 0.350%)
10,000,000	2.689		01/12/21	9,989,646
National Bank of Canada(a)(3M USD LIBOR + 0.600%)
4,000,000	2.953		01/17/20	4,019,997
Nordea Bank AB(b)
4,050,000	1.875		09/17/18	4,044,739
PNC Bank NA(c)
2,175,000	1.700		12/07/18	2,166,661
Regions Bank(c)
9,410,000	2.250		09/14/18	9,405,483
Santander UK PLC
13,500,000	3.050		08/23/18	13,510,921
(3M USD LIBOR + 0.850%)
1,185,000	3.180	(a)	08/24/18	1,186,588
(3M USD LIBOR + 0.620%)
10,650,000	2.920	(a)	06/01/21	10,643,949
Skandinaviska Enskilda Banken AB(a)(b)(3M USD LIBOR + 0.430%)
17,600,000	2.751		05/17/21	17,584,318
Societe Generale SA(a)(b)(3M USD LIBOR + 1.330%)
4,000,000	3.661		04/08/21	4,098,128
Standard Chartered PLC(b)
8,067,000	2.100		08/19/19	7,957,608
(3M USD LIBOR + 1.130%)
5,000,000	3.461	(a)	08/19/19	5,045,023
Sumitomo Mitsui Trust Bank Ltd.(b)
4,595,000	2.050		03/06/19	4,570,230

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 0.440%)
$9,300,000	2.766	%(a)	09/19/19	$ 9,311,590
(3M USD LIBOR + 0.910%)
8,967,000	3.265	(a)	10/18/19	9,038,827
Swedbank AB(b)
7,000,000	2.375		02/27/19	6,983,186
The Toronto-Dominion Bank(a)
(3M USD LIBOR + 0.430%)
4,000,000	2.756		09/19/18	4,003,681
(3M USD LIBOR + 0.300%)
6,100,000	2.700		05/01/20	6,074,855
UBS AG(a)(b)(c)
(3M USD LIBOR + 0.580%)
9,800,000	2.901		06/08/20	9,826,852
(3M USD LIBOR + 0.480%)
7,000,000	2.780		12/01/20	7,001,162
Westpac Banking Corp.(a)
(3M USD LIBOR + 0.560%)
2,274,000	2.891		08/19/19	2,283,977
(3M USD LIBOR + 0.360%)
5,000,000	2.660	(b)	09/01/20	5,006,073

				400,338,654

Computers – 0.6%
International Business Machines Corp.
9,451,000	7.625		10/15/18	9,585,509

Diversified Financial Services – 2.0%
AIG Global Funding(a)(b)(3M USD LIBOR + 0.480%)
13,000,000	2.817		07/02/20	13,007,793
Federation des Caisses Desjardins du Quebec(a)(b)(3M USD LIBOR + 0.330%)
13,000,000	2.689		10/30/20	13,000,117
National Rural Utilities Cooperative Finance Corp.
5,223,000	10.375		11/01/18	5,356,720

				31,364,630

Electrical(c) – 0.6%
Public Service Electric & Gas Co.
1,500,000	2.000		08/15/19	1,485,664
Sempra Energy(a)(3M USD LIBOR + 0.500%)
7,000,000	2.848		01/15/21	7,003,520

				8,489,184

Food & Drug Retailing(a) – 0.9%
Conagra Brands, Inc.(3M USD LIBOR + 0.500%)
5,000,000	2.831		10/09/20	4,975,950

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Drug Retailing(a) – (continued)
Mondelez International Holdings Netherlands BV(b)(3M USD LIBOR + 0.610%)
$9,021,000	2.969%		10/28/19	$ 9,054,939

				14,030,889

Insurance – 2.7%
Jackson National Life Global Funding(a)(b)(3M USD LIBOR + 0.300%)
11,000,000	2.666		04/27/20	11,001,222
Metropolitan Life Global Funding I(b)
4,000,000	2.300		04/10/19	3,986,679
(3M USD LIBOR + 0.400%)
4,000,000	2.726	(a)	06/12/20	4,019,901
New York Life Global Funding(b)
1,345,000	2.150		06/18/19	1,337,636
Protective Life Global Funding(b)
(3M USD LIBOR + 0.420%)
5,000,000	2.762	(a)	03/29/19	5,007,204
7,000,000	1.722		04/15/19	6,937,226
XLIT Ltd.
9,650,000	2.300		12/15/18	9,611,044

				41,900,912

Media – 0.1%
RELX Capital, Inc.
1,854,000	8.625		01/15/19	1,909,085

Oil Field Services(b) – 0.3%
Schlumberger Holdings Corp.
4,150,000	2.350		12/21/18	4,141,861

Pharmaceuticals(a) – 2.0%
Bayer US Finance II LLC(b)(c)(3M USD LIBOR + 0.630%)
20,000,000	2.965		06/25/21	20,028,094
CVS Health Corp.(3M USD LIBOR + 0.720%)
10,000,000	3.047		03/09/21	10,050,409

				30,078,503

Pipeline(a) – 0.7%
Spectra Energy Partners LP(3M USD LIBOR + 0.700%)
10,000,000	3.018		06/05/20	10,049,451

Retailing(a)(b)(c) – 0.6%
Alimentation Couche-Tard, Inc.(3M USD LIBOR + 0.500%)
9,000,000	2.833		12/13/19	9,007,030

Telecommunication Services(a) – 0.5%
AT&T, Inc.(3M USD LIBOR + 0.930%)
7,960,000	3.264		06/30/20	8,048,932

TOTAL CORPORATE OBLIGATIONS (Cost $626,055,030)				$ 625,929,433

Municipal Debt Obligation(a)(b)(d) – 1.5%
Ohio – 1.5%
JPMorgan Chase Putters/Drivers Trust RB Series T0012
$22,500,000	2.050%		01/02/19	$ 22,500,000
(Cost $22,500,000)

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(e) – 3.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
55,010,258	1.869%	$ 55,010,258
(Cost $55,010,258)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $703,565,288)		$ 703,439,691

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – 54.7%
Certificates of Deposit – 21.2%
Banco Del Estado De Chile(a)
$12,000,000	2.433%		11/15/18	$ 12,000,381
Bank of Montreal(a)
(1M USD LIBOR + 0.240%)
5,000,000	2.325		10/17/18	5,001,295
(3M USD LIBOR + 0.330%)
6,000,000	2.667		07/11/19	6,008,440
Bank of Nova Scotia
9,000,000	22.000		12/30/19	8,990,595
Barclays Bank PLC(a)
7,000,000	2.579		02/22/19	7,002,636
Bayerische Landesbank
2,600,000	0.000	(f)	08/13/18	2,593,023
8,000,000	2.339		08/13/18	7,978,150
5,000,000	1.000		08/23/18	4,996,008
(3M USD LIBOR + 0.250%)
12,000,000	2.587		(a)01/11/19	12,018,002
Can Ast & Can, Ltd. Jt(f)
14,000,000	0.000		09/06/18	13,939,706
Canadian Imperial Bank of Commerce(a)
(3M USD LIBOR + 0.330%)
10,000,000	2.667		07/11/19	10,013,132
(3M USD LIBOR + 0.400%)
6,000,000	2.800		05/02/20	6,005,701
Cooperatieve Rabobank UA(a)
7,250,000	2.665		03/24/20	7,247,541
Credit Agricole Corporate & Investment Bank(a)
6,530,000	2.754		05/11/20	6,529,367
Credit Suisse New York(a)
(1M USD LIBOR + 0.210%)
4,000,000	2.107		10/16/18	4,000,386
(1M USD LIBOR + 0.350%)
4,800,000	2.435		01/16/19	4,801,532
(3M USD LIBOR + 0.340%)
8,100,000	2.678		04/09/19	8,107,346
DG Bank NY(a)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
(3M USD LIBOR + 0.370%)
$1,175,000	2.701%	08/16/18	$ 1,175,342
(3M USD LIBOR + 0.450%)
1,000,000	2.803	01/17/19	1,000,643
DnB NOR Bank ASA
10,000,000	1.560	09/19/18	9,985,754
First Abu Dhabi Bank PJSC(f)
15,000,000	0.000	07/05/18	14,995,130
13,000,000	0.000	08/02/18	12,974,192
Landesbank Baden-Wuerttemberg
7,000,000	1.850	11/07/18	6,986,607
Mizuho Bank Ltd.(a)
(3M USD LIBOR + 0.380%)
6,500,000	2.715	06/25/20	6,498,734
(3M USD LIBOR + 0.400%)
9,000,000	2.712	10/04/19	9,011,097
(3M USD LIBOR + 0.400%)
5,000,000	2.719	11/27/19	4,996,543
National Bank of Canada(a)
(3M USD LIBOR + 0.200%)
1,750,000	2.563	05/08/19	1,749,844
(3M USD LIBOR + 0.240%)
750,000	2.577	10/11/18	750,323
National Bank of Kuwait SAKP
10,000,000	2.450	07/05/18	10,000,646
3,000,000	2.500	10/01/18	3,000,563
8,000,000	2.600	10/26/18	8,002,154
Natixis NY(a)
13,000,000	2.555	11/14/18	13,011,522
Nordea Bank AB NY(a)
15,000,000	2.702	03/27/20	15,027,929
Royal Bank of Canada(a)
3,000,000	2.285	07/16/18	3,000,393
Societe Generale SA(a)
5,000,000	2.361	12/03/18	5,001,567
Standard Chartered Bank(a)
8,000,000	2.542	10/31/18	8,006,012
Sumitomo Mitsui Banking Corp.
1,750,000	2.050	05/03/19	1,742,571
(3M USD LIBOR + 0.370%)
5,100,000	2.707	(a)07/11/19	5,107,685
(3M USD LIBOR + 0.370%)
11,000,000	2.728	(a)01/31/20	11,008,440
Svenska Handelsbanken AB(a)

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Certificates of Deposit – (continued)
(3M USD LIBOR + 0.400%)
$2,000,000	2.755%	02/12/19	$ 2,003,650
(3M USD LIBOR + 0.400%)
15,000,000	2.737	04/01/20	15,012,772
Swedbank AB(a)
(3M USD LIBOR + 0.320%)
1,000,000	2.650	08/24/20	998,333
(3M USD LIBOR + 0.380%)
1,000,000	2.718	07/10/18	1,000,055
The Bank of Nova Scotia(a)
(3M USD LIBOR + 0.200%)
3,500,000	2.569	11/09/18	3,501,208
(3M USD LIBOR + 0.300%)
2,000,000	2.643	05/15/19	2,002,905
The Bank of Tokyo-Mitsubishi UFJ Ltd.(f)
7,700,000	0.000	07/10/18	7,695,386
2,300,000	0.000	07/11/18	2,298,493
The Toronto-Dominion Bank
3,300,000	1.600	07/20/18	3,299,161
3,400,000	1.600	08/22/18	3,397,307
5,000,000	1.730	11/05/18	4,989,005

			326,465,207

Commercial Paper – 26.3%
ABN AMRO Funding USA LLC(f)
5,000,000	0.000	10/22/18	4,961,858
Albion Capital Corp.(f)
5,000,000	0.000	07/06/18	4,998,124
AT&T, Inc.(f)
2,847,000	0.000	10/05/18	2,826,617
7,400,000	0.000	12/06/18	7,311,299
5,000,000	0.000	05/28/19	4,860,047
Atlantic Asset Securitization Corp.(f)
10,000,000	0.000	09/13/18	9,952,268
12,000,000	0.000	10/05/18	11,923,201
Autozone, Inc.(f)
5,000,000	0.000	07/25/18	4,991,572
Bank of China Ltd.(f)
9,800,000	0.000	07/23/18	9,786,489
10,000,000	0.000	09/05/18	9,954,874
Barton Capital Corp.(f)
10,000,000	0.000	07/03/18	9,997,878
Bayerische Landesbank(f)
6,500,000	0.000	07/20/18	6,492,045
Bedford Row Funding Corp.(a)(b)
9,000,000	2.440	12/17/18	8,999,480
BPCE SA(f)
6,000,000	0.000	10/31/18	5,950,793

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Cafco LLC(f)
$9,000,000	0.000%	10/01/18	$ 8,946,185
CNPC Finance (HK) Ltd.(f)
15,000,000	0.000	07/19/18	14,981,983
Collateralized Commercial Paper Co. Ltd.(a)(b)
10,000,000	2.228	11/19/18	10,003,449
Ford Motor Credit Co. LLC(f)
9,000,000	0.000	02/20/19	8,840,759
5,000,000	0.000	04/08/19	4,891,752
Hewlett Packard Enterprise Co.(f)
3,742,000	0.000	07/10/18	3,739,782
HP, Inc.(f)
3,500,000	0.000	07/23/18	3,495,141
2,994,000	0.000	07/23/18	2,990,060
Liberty Funding LLC(f)
42,000,000	0.000	07/02/18	41,995,482
10,000,000	0.000	09/20/18	9,947,318
LMA SA LMA Americas(f)
3,000,000	0.000	08/06/18	2,993,359
15,000,000	0.000	09/13/18	14,928,750
6,700,000	0.000	10/31/18	6,644,498
Macquarie Bank Ltd.(f)
5,000,000	0.000	09/05/18	4,978,986
2,500,000	0.000	10/11/18	2,483,078
Matchpoint Finance PLC(f)
10,000,000	0.000	10/04/18	9,934,956
14,000,000	0.000	10/15/18	13,897,688
Mondelez International, Inc.
6,500,000	0.000	10/01/18	6,456,517
NRW. Bank(f)
8,750,000	0.000	07/05/18	8,747,060
Nutrien Ltd.(f)
1,292,000	0.000	07/16/18	1,290,472
Oversea-Chinese Banking Corp. Ltd.(f)
11,900,000	0.000	04/17/19	11,652,517
QUALCOMM, Inc.(f)
1,000,000	0.000	08/09/18	997,565
15,000,000	0.000	09/11/18	14,929,577
Sheffield Receivables Corp.(f)
10,101,000	0.000	12/17/18	9,981,147
Suncor Energy, Inc.(f)
6,500,000	0.000	08/20/18	6,477,223
Toyota Motor Finance Netherlands BV(a)
10,000,000	2.420	03/18/19	9,999,275
Tyco International Holding S.a.r.l.(f)
5,842,000	0.000	07/09/18	5,838,318

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
United Overseas Bank Ltd.(f)
$16,000,000	0.000%	10/17/18	$ 15,884,964
Versailles Commercial Paper LLC(f)
15,000,000	0.000	09/04/18	14,935,233
Victory Receivables(f)
15,000,000	0.000	10/01/18	14,909,486
Victory Receivables Corp.(f)
5,000,000	0.000	10/02/18	4,969,481
VW Credit, Inc.(f)
4,251,000	0.000	08/13/18	4,238,220
5,200,000	0.000	09/20/18	5,169,704

			405,176,530

Repurchase Agreement – 7.2%
Bank of America Corp.
15,000,000	2.640	10/25/18	15,000,000
Maturity Value: $15,096,800
Next Reset Date: 07/30/2018
Collateralized by various common stocks and ETF units. The aggregate market value of the collateral, was 16,200,086.

BNP Paribas SA
35,000,000	2.150	07/02/18	35,000,000
Maturity Value: $35,006,271
Next Reset Date: 07/02/2018
Collateralized by various corporate obligations and Government bonds, 1.700% to 10.625%, due 07/15/19 to 02/10/48. The aggregate market value of the collateral, including accrued interest, was $38,477,226.

Citigroup Global Markets, Inc.
19,000,000	2.960	08/16/18	19,000,000
Maturity Value: $19,154,660
Next Reset Date: 08/16/2018
Collateralized by various Government securities, 1.625%, due 10/31/23. The aggregate market value of the collateral, including accrued interest, was $19,380,084.

Mizuho Securities USA
3,000,000	3.313	11/06/18	3,000,000
Maturity Value: $3,025,401
Next Reset Date: 08/08/2018
Collateralized by various Government securities, 2.380% to 10.890%, due 06/25/21 to 01/25/50. The aggregate market value of the collateral, including accrued interest, was $3,060,014.

Nomura
19,000,000	3.018	08/24/18	19,000,000
Maturity Value: $19,178,383
Next Reset Date: 05/25/2018
Collateralized by various mortgage obligations, 1.906% to 10.093%, due 09/25/22 to 12/25/57. The aggregate market value of the collateral, including accrued interest, was $25,910,846.

Wells Fargo
20,000,000	2.790	07/12/18	20,000,000
Maturity Value: $20,184,450
Next Reset Date: 08/13/2018
Collateralized by various mortgage obligations, 2.688% to 6.055%, due 09/01/27 to 02/25/58. The aggregate market value of the collateral, including accrued interest, was $23,326,570.

			111,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $842,514,423)			$ 842,641,737

TOTAL INVESTMENTS – 100.4% (Cost $1,546,079,711)			$1,546,081,428

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(6,488,244)

NET ASSETS – 100.0%			$1,539,593,184

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $436,924,679, which represents approximately 28.4% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2018.

(e)	Represents an affiliated issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2018:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$262,988,494	$—
Mortgage-Backed Obligations	—	950,000	—
Asset-Backed Securities	—	107,188,118	—
Municipal Debt Obligation	—	670,438	—
U.S. Treasury Obligations	2,164,960	—	—
Investment Company	19,343,921	—	—
Short-term Investments	—	183,484,921	—
Total	$21,508,881	$555,281,971	$—

Derivative Type
Assets(a)
Futures Contracts	$2,704,560	$—	$—
Liabilities(a)
Futures Contracts	$(13,681)	$—	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$131,965,240	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	140,615,027	37,288,145	—
Asset-Backed Securities	—	36,827,622	—
Municipal Debt Obligations	—	6,481,699	—
Investment Company	22,290,305	—	—
Short-term Investments	—	11,490,585	—
Total	$162,905,332	$224,053,291	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(9,110,000)	$—

Derivative Type
Assets(a)
Futures Contracts	$218,943	$—	$—
Interest Rate Swap Contracts	—	408,486	—
Total	$218,943	$408,486	$—
Liabilities(a)
Futures Contracts	$(221,387)	$—	$—
Interest Rate Swap Contracts	—	(457,373)	—
Total	$(221,387)	$(457,373)	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$246,201,920	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	10,350,517	3,973,080	—
Asset-Backed Securities	—	375,928,664	—
Municipal Debt Obligations	—	14,761,069	—
Short-term Investments	—	96,239,747	—
Total	$10,350,517	$737,104,480	$—

Derivative Type
Assets(a)
Futures Contracts	$147,307	$—	$—
Liabilities(a)
Futures Contracts	$(160,202)	$—	$—
Interest Rate Swap Contracts	—	(72,191)	—
Total	$(160,202)	$(72,191)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$343,766,078	$—	$—
Investment Company	38,759,193	—	—
Total	$382,525,271	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$910,992	$—	$—
Interest Rate Swap Contracts	—	1,629,154	—
Total	$910,992	$1,629,154	$—
Liabilities(a)
Futures Contracts	$(344,204)	$—	$—
Interest Rate Swap Contracts	—	(1,305,219)	—
Total	$(344,204)	$(1,305,219)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$355,431,367	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	457,354,349	83,690,178	—
Asset-Backed Securities	—	1,224,838	—
Investment Company	8,311	—	—
Short-term Investments	—	40,452,095	—
Total	$457,362,660	$480,798,478	$—

Derivative Type
Assets(a)
Futures Contracts	$7,534,905	$—	$—
Interest Rate Swap Contracts	—	1,054,077	—
Total	$7,534,905	$1,054,077	$—
Liabilities(a)
Futures Contracts	$(1,577,597)	$—	$—
Interest Rate Swap Contracts	—	(1,185,771)	—
Total	$(1,577,597)	$(1,185,771)	$—

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$314,505,069	$—
Mortgage-Backed Obligations	—	57,316,201	690,395
Asset-Backed Securities	—	132,107,730	—
Foreign Debt Obligations	—	5,558,705	—
Structured Notes	—	629,417	—
Municipal Debt Obligations	—	17,999,638	—
U.S. Treasury Obligations	986,575	—	—
Investment Company	1,693	—	—
Short-term Investments	—	8,161,965	—
Total	$988,268	$536,278,725	$690,395

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,476,672	$—
Futures Contracts(a)	3,069,247	—	—
Interest Rate Swap Contracts(a)	—	1,908,341	—
Credit Default Swap Contracts(a)	—	5,137	—
Options Purchased	—	107,422	—
Total	$3,069,247	$3,497,572	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(3,222,891)	$—
Futures Contracts(a)	(580,141)	—	—
Interest Rate Swap Contracts(a)	—	(1,390,357)	—
Written Options	—	(110,712)	—
Total	$(580,141)	$(4,723,960)	$—

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$625,929,433	$—
Municipal Debt Obligation	—	22,500,000	—
Investment Company	55,010,258	—	—
Short-term Investments	—	842,641,737	—
Total	$55,010,258	$1,491,071,170	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30,2018, the Goldman Sachs High Quality Floating Rate Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 2, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
High Quality Floating Rate Fund	$38,500,000	$38,502,267	$39,270,000

REPURCHASE AGREEMENTS — At June 30, 2018, the Principal Amounts of the Goldman Sachs High Quality Floating Rate Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	High Quality Floating Rate Fund
Merrill Lynch & Co., Inc.	2.120%	$38,500,000

At June 30, 2018, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal National Mortgage Association	4.000 to 4.500%	11/01/40 to 11/01/47

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 68.2%
Angola(a) – 1.1%
Republic of Angola (NR/B3)
	$20,730,000	8.250%		05/09/28	$ 20,755,913
	5,720,000	9.375		05/08/48	5,755,750

					26,511,663

Argentina – 7.8%
Bonos de la Nacion Argentina con Ajuste por CER (NR/NR)
ARS	52,742,065	3.750		02/08/19	1,734,673
	13,000,000	4.000		03/06/20	452,591
Bonos De La Nacion Argentina En Moneda Dua (NR/NR)
	$2,125,000	4.500		06/21/19	2,158,469
Province of Santa Fe (NR/B2)
	2,670,000	7.000	(a)	03/23/23	2,449,725
	1,850,000	7.000		03/23/23	1,697,375
Provincia de Buenos Aires (B+/B2)(b)
EUR	179,999	4.000		05/01/20	206,104
Provincia de Cordoba (B+/B2)
	$2,090,000	7.450		09/01/24	1,901,900
Provincia de la Rioja (B+/NR)(a)
	5,880,000	9.750		02/24/25	5,350,800
Republic of Argentina (NR/NR)
ARS	82,400,000	0.010		07/18/18	2,785,365
	92,425,000	0.010		08/15/18	3,023,328
	84,225,000	1.000		09/19/18	2,655,189
	315,290,000	32.223	(c)	06/21/20	11,131,119
	$1,540,000	7.125	(d)	06/28/17	1,175,790
Republic of Argentina (NR/B2)
ARS	3,715,897	2.500		07/22/21	110,264
Republic of Argentina (B+/NR)
EUR	13,417,011	7.820		12/31/33	15,433,360
	$5,005,276	8.280		12/31/33	4,504,748
Republic of Argentina (B+/B2)
EUR	13,360,000	3.375		01/15/23	14,158,641
	$12,400,000	7.500		04/22/26	11,451,400
EUR	4,410,000	5.000		01/15/27	4,396,811
	$18,240,000	6.875		01/26/27	16,096,800
	12,430,000	5.875		01/11/28	10,130,450
EUR	13,560,000	5.250		01/15/28	13,519,446
	2,559,553	7.820		12/31/33	2,977,837
	$20,500,000	7.125		07/06/36	16,400,000
EUR	2,710,000	2.260	(b)	12/31/38	1,854,536
	$27,660,000	2.500	(b)	12/31/38	15,683,220
EUR	2,050,000	6.250		11/09/47	1,861,327
	$18,370,000	6.875		01/11/48	13,823,425
Republic of Argentina (NR/NR)(c)(Argentina Deposit Rates + 2.000%)
ARS	50,805,000	27.947		04/03/22	1,589,577
Republic of Argentina (B+/NR)(c)(Argentina Deposit Rates + 2.500%)
	15,600,000	26.892		03/11/19	530,648
Republic of Argentina (NR/B2)(c)(Argentina Deposit Rates + 3.250%)
	87,700,000	29.171		03/29/24	2,383,493
Republic of Argentina (B+/NR)(c)(Argentina Deposit Rates + 3.250%)
	18,350,000	27.041		03/01/20	600,848
Republic of Argentina (NR/B2)(c)(Argentina Deposit Rates + 3.830%)
	32,930,000	27.500		05/31/22	931,471

					185,160,730

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Azerbaijan – 0.1%
Republic of Azerbaijan (NR/Ba2)
	$3,160,000	3.500%		09/01/32	$ 2,599,100

Belize(a)(b) – 0.1%
Republic of Belize (B-/B3)
	2,446,500	4.938		02/20/34	1,455,239

Bermuda(a)(e) – 0.2%
Bermuda Government Bond (A+/A2)
	4,600,000	3.717		01/25/27	4,308,245

Brazil – 0.1%
Brazil Notas do Tesouro Nacional (BB-/Ba2)
BRL	2,900,000	10.000		01/01/27	683,922
	7,634,667	6.000		08/15/40	1,970,875

					2,654,797

Bulgaria – 0.3%
Republic of Bulgaria (BBB-/Baa2)
EUR	5,426,000	3.125		03/26/35	6,740,434

Chile – 0.5%
Republic of Chile (A+/NR)
	$5,620,000	3.860		06/21/47	5,346,025
Republic of Chile (A+/Aa3)(e)
	5,770,000	3.240		02/06/28	5,517,563

					10,863,588

Colombia(e) – 0.5%
Republic of Colombia (BBB-/Baa2)
	9,380,000	2.625		03/15/23	8,892,240
	3,340,000	4.500		01/28/26	3,406,800

					12,299,040

Costa Rica – 0.9%
Republic of Costa Rica (BB-/Ba2)
	390,000	9.995		08/01/20	426,563
	2,750,000	5.625	(a)	04/30/43	2,337,500
	2,190,000	5.625		04/30/43	1,861,500
	9,280,000	7.158	(a)	03/12/45	9,210,400
	6,770,000	7.158		03/12/45	6,719,225

					20,555,188

Croatia – 0.2%
Republic of Croatia (BB+/Ba2)
EUR	1,157,000	3.875		05/30/22	1,491,326
	$280,000	5.500		04/04/23	294,350
EUR	2,160,000	3.000		03/20/27	2,601,274

					4,386,950

Dominican Republic – 3.1%
Dominican Republic (NR/NR)
DOP	20,700,000	16.000		07/10/20	475,036
	13,900,000	11.500		05/10/24	306,390
	8,900,000	18.500	(a)	02/04/28	253,005
	134,200,000	11.375		07/06/29	2,873,975
Dominican Republic (BB-/Ba3)
	$1,532,000	7.500		05/06/21	1,610,277

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
	$1,250,000	6.600%		01/28/24	$ 1,312,500
	12,530,000	5.875		04/18/24	12,811,925
	1,740,000	6.875	(a)	01/29/26	1,837,414
	2,140,000	6.875		01/29/26	2,259,808
	1,500,000	8.625		04/20/27	1,686,067
	5,050,000	7.450	(a)	04/30/44	5,327,750
	4,376,000	7.450		04/30/44	4,616,680
	15,860,000	6.850	(a)	01/27/45	15,691,329
	6,599,000	6.850		01/27/45	6,528,820
	17,070,000	6.500	(a)	02/15/48	16,271,039

					73,862,015

Ecuador – 3.5%
Republic of Ecuador (B-/NR)
	210,000	10.750		03/28/22	214,462
	15,464,000	7.950		06/20/24	13,685,640
	12,740,000	9.650	(a)	12/13/26	11,911,900
	3,540,000	9.650		12/13/26	3,309,900
	16,260,000	9.625	(a)	06/02/27	15,121,800
	25,470,000	8.875	(a)	10/23/27	22,604,625
	17,620,000	7.875	(a)	01/23/28	14,756,750
	1,160,000	7.875		01/23/28	971,500

					82,576,577

Egypt – 1.7%
Republic of Egypt (NR/B3)
	8,240,000	8.500		01/31/47	7,951,600
Republic of Egypt (B/B3)(a)
EUR	8,360,000	4.750		04/16/26	8,945,173
	10,810,000	5.625		04/16/30	11,266,847
	$12,010,000	7.903		02/21/48	10,899,075

					39,062,695

El Salvador – 0.4%
Republic of El Salvador (CCC+/B3)
	1,550,000	7.375		12/01/19	1,590,122
	2,650,000	7.750	(f)	01/24/23	2,782,500
	10,000	5.875		01/30/25	9,388
	2,310,000	6.375		01/18/27	2,174,287
	800,000	8.625	(a)	02/28/29	859,660
	1,580,000	8.250		04/10/32	1,635,300

					9,051,257

Gabon – 0.4%
Republic of Gabon (NR/NR)
	10,415,000	6.375		12/12/24	9,295,388

Ghana – 0.7%
Republic of Ghana (NR/B1)
	3,330,000	10.750		10/14/30	4,029,300
Republic of Ghana (B-/B3)
	1,500,000	7.875		08/07/23	1,531,875
	3,890,000	7.625	(a)	05/16/29	3,792,750
	7,280,000	8.627	(a)	06/16/49	7,079,800

					16,433,725

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Guatemala – 1.9%
Republic of Guatemala (BB-/Ba1)
	$3,300,000	5.750	%(a)	06/06/22	$ 3,427,875
	5,740,000	5.750		06/06/22	5,962,425
	6,440,000	4.500	(a)	05/03/26	6,155,191
	7,730,000	4.500		05/03/26	7,388,141
	11,300,000	4.375	(a)	06/05/27	10,485,213
	750,000	4.375		06/05/27	695,921
	10,350,000	4.875		02/13/28	9,858,375

					43,973,141

Honduras – 0.7%
Republic of Honduras (BB-/B1)
	8,410,000	8.750	(a)	12/16/20	9,103,825
	6,018,000	8.750		12/16/20	6,514,485
	1,310,000	7.500	(a)	03/15/24	1,398,425
	200,000	7.500		03/15/24	213,500

					17,230,235

Hungary – 1.2%
Hungary Government Bond (BBB-/Baa3)
	21,770,000	6.250		01/29/20	22,776,862
	2,950,000	5.750		11/22/23	3,174,938
MFB Magyar Fejlesztesi Bank Zrt (NR/Baa3)(a)(g)
	2,510,000	6.250		10/21/20	2,622,950

					28,574,750

Indonesia – 9.2%
Perusahaan Penerbit SBSN (NR/Baa2)
	2,550,000	3.400	(a)	03/29/22	2,489,438
	3,190,000	4.350		09/10/24	3,174,050
	25,210,000	4.150	(a)	03/29/27	24,296,137
	1,440,000	4.150		03/29/27	1,387,800
Perusahaan Penerbit SBSN (BBB-/Baa2)
	360,000	3.300		11/21/22	347,850
	6,720,000	4.325	(a)	05/28/25	6,661,200
	3,359,000	4.325		05/28/25	3,329,609
	1,130,000	4.550	(a)	03/29/26	1,122,938
Perusahaan Penerbit SBSN Indonesia III (BBB-/Baa2)
	15,550,000	4.550		03/29/26	15,452,812
	41,520,000	4.400	(a)	03/01/28	40,482,000
Republic of Indonesia (NR/Baa2)
	5,850,000	4.350	(a)	01/08/27	5,776,875
	850,000	5.250	(a)	01/08/47	853,188
	5,450,000	5.250		01/08/47	5,470,438
Republic of Indonesia (BBB-/Baa2)
	8,785,000	5.875		03/13/20	9,147,381
EUR	620,000	2.625	(a)	06/14/23	752,092
	$610,000	5.375		10/17/23	640,500
	24,054,000	5.875		01/15/24	25,797,915
	13,070,000	4.125		01/15/25	12,857,612
EUR	11,110,000	3.375		07/30/25	13,931,110
	$15,380,000	4.750	(a)	01/08/26	15,591,475
EUR	2,430,000	3.750	(a)	06/14/28	3,132,171
	9,760,000	3.750		06/14/28	12,580,242
	$330,000	6.625		02/17/37	378,675
	7,249,000	5.250		01/17/42	7,294,306
	1,340,000	4.625		04/15/43	1,242,850
	1,560,000	6.750		01/15/44	1,858,350
	1,510,000	5.125		01/15/45	1,493,013
	552,000	5.950		01/08/46	605,820

					218,147,847

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Iraq – 0.1%
Republic of Iraq (NR/NR)(e)
	$1,410,000	5.800%		01/15/28	$ 1,258,425
Republic of Iraq (B-/Caa1)
	1,640,000	6.752		03/09/23	1,564,150

					2,822,575

Ivory Coast – 0.5%
Republic of Ivory Coast (NR/Ba3)
EUR	3,030,000	5.250		03/22/30	3,379,204
Republic of Ivory Coast (NR/Ba3)
	$1,510,000	6.375		03/03/28	1,421,287
	2,250,000	6.125		06/15/33	1,977,300
EUR	2,370,000	6.625	(a)	03/22/48	2,601,625
	1,830,000	6.625		03/22/48	2,008,850

					11,388,266

Kenya – 1.2%
Republic of Kenya (B+/NR)
	$720,000	6.875	(a)	06/24/24	709,200
	23,911,000	6.875		06/24/24	23,552,335
	750,000	7.250	(a)	02/28/28	718,125
	3,350,000	8.250	(a)	02/28/48	3,119,687

					28,099,347

Kuwait – 0.2%
Republic of Kuwait (AA/NR)
	1,540,000	3.500	(a)	03/20/27	1,497,650
	2,880,000	3.500		03/20/27	2,800,800

					4,298,450

Lebanon – 0.1%
Republic of Lebanon (B-/NR)
	2,690,000	6.600		11/27/26	2,084,750
	1,370,000	6.850		03/23/27	1,072,025
	160,000	6.650		11/03/28	120,000
	80,000	6.650		02/26/30	59,600

					3,336,375

Macedonia – 1.3%
Republic of Macedonia (BB-/NR)
EUR	216,000	3.975		07/24/21	267,380
	5,640,000	5.625	(a)	07/26/23	7,483,162
	5,220,000	5.625		07/26/23	6,925,485
	10,480,000	2.750	(a)	01/18/25	11,993,773
	4,130,000	2.750		01/18/25	4,726,554

					31,396,354

Mexico – 0.5%
United Mexican States (BBB+/A3)
	$2,118,000	4.750		03/08/44	1,983,507
	10,285,000	4.600		02/10/48	9,462,200

					11,445,707

Mongolia – 0.1%
Republic of Mongolia (B-/B3)
	2,049,000	5.125		12/05/22	1,915,815
	1,140,000	5.625	(a)	05/01/23	1,074,450

					2,990,265

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Nigeria – 2.3%
Republic of Nigeria (B/NR)
$493,000	6.750%		01/28/21	$ 500,149
4,770,000	6.375		07/12/23	4,704,413
Republic of Nigeria (B/B2)
2,560,000	5.625		06/27/22	2,505,600
8,510,000	6.500	(a)	11/28/27	7,893,025
7,970,000	7.143	(a)	02/23/30	7,521,687
2,260,000	7.875	(a)	02/16/32	2,211,975
12,490,000	7.875		02/16/32	12,224,587
13,190,000	7.696	(a)	02/23/38	12,448,062
1,650,000	7.696		02/23/38	1,557,188
4,060,000	7.625	(a)	11/28/47	3,704,750

				55,271,436

Oman(a) – 1.5%
Oman Government International Bond (NR/Baa3)
6,700,000	5.625		01/17/28	6,298,000
32,630,000	6.750		01/17/48	29,530,150

				35,828,150

Pakistan – 1.2%
Islamic Republic of Pakistan (B/B3)
2,290,000	8.250		04/15/24	2,195,537
30,920,000	6.875	(a)	12/05/27	26,900,400

				29,095,937

Panama – 0.2%
Panama Notas del Tesoro (BBB/NR)
920,000	4.875		02/05/21	948,244
Republic of Panama (BBB/Baa2)(e)
3,780,000	4.500		04/16/50	3,647,700

				4,595,944

Paraguay – 1.9%
Republic of Paraguay (BB/NR)
4,900,000	5.600	(a)	03/13/48	4,795,875
2,080,000	5.600		03/13/48	2,035,800
Republic of Paraguay (BB/Ba1)
12,098,000	4.625		01/25/23	12,294,593
3,930,000	5.000	(a)	04/15/26	3,956,822
3,445,000	5.000		04/15/26	3,468,512
11,550,000	4.700	(a)	03/27/27	11,290,125
6,470,000	6.100		08/11/44	6,664,100

				44,505,827

Philippines – 0.1%
Republic of Philippines (BBB/Baa2)
3,270,000	3.000		02/01/28	3,020,663

Qatar(a) – 0.8%
Qatar Government Bond (AA-/Aa3)
11,490,000	5.103		04/23/48	11,461,275
Qatar Government Bond (AA-/Aa3)
3,860,000	3.875		04/23/23	3,855,175
4,200,000	4.500		04/23/28	4,242,000

				19,558,450

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Romania – 1.6%
Republic of Romania (BBB-/Baa3)
	$4,090,000	6.750%		02/07/22	$ 4,458,100
	1,850,000	4.375		08/22/23	1,863,875
EUR	4,370,000	2.375	(a)	04/19/27	5,103,286
	2,280,000	3.875		10/29/35	2,715,836
	9,740,000	3.875	(a)	10/29/35	11,601,859
	3,940,000	3.375	(a)	02/08/38	4,359,573
	$7,620,000	5.125	(a)	06/15/48	7,372,350

					37,474,879

Russia – 1.0%
Russian Federation Bond (NR/NR)
	19,200,000	4.750		05/27/26	19,238,400
Russian Federation Bond (BBB-/Ba1)
	800,000	4.500	(a)	04/04/22	814,000
	2,000,000	4.875	(a)	09/16/23	2,078,000
	200,000	4.875		09/16/23	207,800

					22,338,200

Senegal(a) – 0.4%
Republic of Senegal (B+/Ba3)
EUR	9,260,000	4.750		03/13/28	10,056,860

South Africa – 3.8%
Republic of South Africa (NR/Baa3)
	$7,960,000	4.850		09/27/27	7,522,200
	26,350,000	5.650		09/27/47	23,682,063
Republic of South Africa (BB/Baa3)
	2,700,000	4.665		01/17/24	2,649,375
	29,125,000	5.875		09/16/25	29,853,125
	260,000	4.300		10/12/28	231,725
Republic of South Africa (BB+/Baa3)
ZAR	32,070,000	8.000		01/31/30	2,135,054
	80,030,000	7.000		02/28/31	4,833,071
	124,552,000	8.250		03/31/32	8,268,691
	28,560,000	8.875		02/28/35	1,966,044
	40,875,000	6.250		03/31/36	2,152,467
	9,680,000	9.000		01/31/40	663,667
	16,040,000	6.500		02/28/41	832,864
	60,020,000	8.750		01/31/44	3,993,851

					88,784,197

Sri Lanka – 3.9%
Republic of Sri Lanka (NR/B1)(a)
	$18,660,000	6.750		04/18/28	17,587,050
Republic of Sri Lanka (B+/B1)
	1,180,000	6.000	(a)	01/14/19	1,182,950
	360,000	6.000		01/14/19	360,900
	1,222,000	6.250	(a)	10/04/20	1,237,275
	1,260,000	6.250		10/04/20	1,275,750
	7,814,000	6.250		07/27/21	7,862,838
	7,300,000	5.750	(a)	01/18/22	7,172,250
	19,380,000	5.750	(a)	04/18/23	18,604,800
	12,000,000	6.125		06/03/25	11,220,000
	7,600,000	6.850	(a)	11/03/25	7,343,500
	14,070,000	6.850		11/03/25	13,595,137
	4,620,000	6.825		07/18/26	4,423,650
	280,000	6.200		05/11/27	255,500

					92,121,600

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Suriname – 0.5%
Republic of Suriname (B/B2)
	$5,346,000	9.250%		10/26/26	$ 5,092,626
	6,370,000	9.250	(a)	10/26/26	6,068,094

					11,160,720

Tunisia – 0.0%
Banque Centrale de Tunisie International Bond (NR/B2)
EUR	610,000	5.625		02/17/24	694,549

Turkey – 6.3%
Republic of Turkey (NR/Ba2)
	$2,990,000	3.250		03/23/23	2,649,888
	21,863,000	5.750		03/22/24	21,097,795
EUR	8,370,000	3.250		06/14/25	9,090,272
	$4,346,000	4.250		04/14/26	3,715,830
	5,050,000	4.875		10/09/26	4,431,375
	6,791,000	6.000		03/25/27	6,366,563
	960,000	5.125		02/17/28	844,800
	24,010,000	6.125		10/24/28	22,509,375
	17,130,000	4.875		04/16/43	12,761,850
	27,520,000	5.750		05/11/47	22,188,000
	6,700,000	7.000		06/05/20	6,859,125
	18,866,000	6.250		09/26/22	18,936,747
	10,539,000	7.375		02/05/25	10,894,691
	3,100,000	6.875		03/17/36	2,917,875
	450,000	6.750		05/30/40	410,625
	3,380,000	6.000		01/14/41	2,864,550

					148,539,361

Ukraine – 1.8%
Ukraine Government Bond (B-/Caa2)
	1,440,000	7.750		09/01/21	1,415,520
	2,260,000	7.750		09/01/22	2,198,415
	7,910,000	7.750		09/01/23	7,593,600
	14,000,000	7.750		09/01/24	13,198,500
	8,710,000	7.750		09/01/25	8,124,253
	4,230,000	7.750		09/01/26	3,903,232
	6,050,000	7.750		09/01/27	5,535,750

					41,969,270

United Arab Emirates – 1.1%
Abu Dhabi Government International Bond (AA/NR)
	9,110,000	3.125		05/03/26	8,654,500
	13,520,000	3.125	(a)	10/11/27	12,590,500
	4,110,000	4.125	(a)	10/11/47	3,760,650

					25,005,650

Uruguay – 0.2%
Republic of Uruguay (NR/Baa2)
	5,010,000	4.975		04/20/55	4,803,338

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Venezuela(h) – 0.1%
Republic of Venezuela (D/C)
$410,000	6.000%		12/09/20	$ 106,600
9,275,600	8.250		10/13/24	2,504,412
1,375,000	9.250		05/07/28	371,250

				2,982,262

Vietnam – 0.2%
Debt and Asset Trading Corp. (NR/NR)(e)(g)
1,140,000	1.000		10/10/25	784,155
Socialist Republic of Vietnam (BB-/B1)(a)
4,540,000	6.750		01/29/20	4,698,900

				5,483,055

Zambia – 0.7%
Republic of Zambia (B/NR)
8,164,000	5.375		09/20/22	6,776,120
3,530,000	8.500		04/14/24	3,124,050
8,460,000	8.970		07/30/27	7,465,950
				17,366,120

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,722,491,215)				$1,612,176,411

Corporate Obligations – 25.3%
Argentina(e) – 0.1%
Cablevision SA (NR/B1)
$1,600,000	6.500	%(a)	06/15/21	$ 1,590,080
1,210,000	6.500		06/15/21	1,202,498

				2,792,578

Brazil – 0.7%
Embraer Overseas Ltd. (BBB/Ba1)
890,000	5.696		09/16/23	932,720
Banco do Brasil SA (CCC+/NR)(c)(e)(10 Year CMT + 4.398%)
6,550,000	6.250		10/29/49	5,068,062
Banco do Brasil SA (CCC+/B2)(c)(e)(10 Year CMT + 6.362%)
8,890,000	9.000		06/29/49	8,509,508
Samarco Mineracao SA (NR/WR)(h)
2,735,000	4.125		11/01/22	1,989,713
780,000	5.750		10/24/23	569,400
220,000	5.375		09/26/24	160,050

				17,229,453

British Virgin Islands – 0.3%
Huarong Finance 2017 Co. Ltd. (NR/Baa1)(c)(e)
(5 Year CMT + 6.983%)
2,140,000	4.000		12/31/99	2,022,300
(5 Year CMT + 7.773%)
1,000,000	4.500		12/31/99	977,500
Huarong Finance II Co. Ltd.
1,670,000	5.500		01/16/25	1,708,214
1,000,000	5.000		11/19/25	992,500
Wanda Properties International Co. Ltd. (B+/Ba3)
280,000	7.250		01/29/24	273,350

				5,973,864

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Burundi – 0.2%
Eastern and Southern African Trade and Development Bank (NR/Baa3)
$3,990,000	5.375%		03/14/22	$ 3,954,728

Chile – 0.8%
Embotelladora Andina SA (BBB/NR)(a)
980,000	5.000		10/01/23	1,014,300
Engie Energia Chile SA (BBB/NR)
1,270,000	5.625	(a)	01/15/21	1,317,625
430,000	5.625		01/15/21	446,125
GNL Quintero SA (BBB/Baa2)
5,920,000	4.634	(a)	07/31/29	5,795,680
740,000	4.634		07/31/29	724,460
Inversiones CMPC SA (BBB-/NR)(e)
375,000	4.375		05/15/23	372,844
Itau CorpBanca (BBB+/A3)
4,071,000	3.875	(a)	09/22/19	4,085,249
690,000	3.875		09/22/19	692,415
Sociedad Quimica y Minera de Chile SA (BBB+/Baa1)
793,000	3.625		04/03/23	768,179
3,991,000	4.375	(a)(e)	01/28/25	3,947,797
290,000	4.375	(e)	01/28/25	286,861

				19,451,535

China(e) – 0.6%
China Evergrande Group (NR/B2)
2,930,000	8.250		03/23/22	2,798,150
China Evergrande Group (B-/B2)
3,150,000	8.750		06/28/25	2,769,197
Kaisa Group Holdings Ltd. (NR/NR)
5,250,000	8.500		06/30/22	4,206,563
6,410,000	9.375		06/30/24	4,879,612

				14,653,522

Colombia(a) – 0.6%
Banco de Bogota SA (NR/Ba2)
13,770,000	6.250		05/12/26	14,077,071

Costa Rica – 0.4%
Banco de Costa Rica (NR/Ba2)(g)
4,870,000	5.250	(a)	08/12/18	4,865,130
1,010,000	5.250		08/12/18	1,008,990
Banco Nacional de Costa Rica (NR/Ba2)
3,000,000	4.875	(a)	11/01/18	2,997,000
380,000	4.875		11/01/18	379,620
1,030,000	6.250	(a)	11/01/23	1,049,313

				10,300,053

Dominican Republic(a)(e) – 0.3%
Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
6,150,000	6.750		03/30/29	6,396,000

Ecuador(g) – 0.1%
EP PetroEcuador via Noble Sovereign Funding I Ltd. (B-/NR)(c)(3M USD LIBOR + 5.630%)
1,122,368	7.966		09/24/19	1,099,921
Petroamazonas EP (NR/NR)(a)
1,120,000	4.625		11/06/20	1,013,600

				2,113,521

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
France(a)(e) – 0.1%
CMA CGM SA (B-/B3)
EUR	1,430,000	5.250%		01/15/25	$ 1,352,913

Guatemala(a)(e) – 0.1%
Central American Bottling Corp. (BB/Ba2)
	$2,990,000	5.750		01/31/27	2,963,838

Hong Kong – 0.3%
CNAC HK Finbridge Co. Ltd. (BBB/NR)
	5,400,000	4.125		07/19/27	4,974,750
Huarong Finance 2017 Co. Ltd. (NR/Baa1)
	1,680,000	4.750		04/27/27	1,616,479

					6,591,229

India – 0.9%
Greenko Investment Co. (B+/NR)
	4,260,000	4.875	(a)(e)	08/16/23	3,839,325
	200,000	4.875		08/16/23	180,250
Hindustan Petroleum Corp. Ltd. (NR/Baa2)
	4,600,000	4.000		07/12/27	4,226,250
NTPC Ltd. (BBB-/NR)
EUR	2,000,000	2.750		02/01/27	2,336,663
Reliance Industries Ltd. (BBB+/Baa2)
	$1,380,000	4.125		01/28/25	1,342,112
	7,640,000	3.667	(a)	11/30/27	7,019,250
	1,430,000	3.667		11/30/27	1,313,812

					20,257,662

Ireland – 0.7%
Credit Bank of Moscow Via CBOM Finance PLC (BB-/Ba3)(a)
	3,010,000	5.550		02/14/23	2,863,262
Credit Bank of Moscow Via CBOM Finance PLC (NR/NR)(c)(e)(5 Year USD Swap + 5.416%)
	710,000	7.500		10/05/27	568,000
Credit Bank of Moscow Via CBOM Finance PLC (NR/Caa2)(c)(e)(5 Year USD Swap + 6.942%)
	5,740,000	8.875		08/10/66	4,649,400
Phosagro OAO Via Phosagro Bond Funding DAC (BBB-/Baa3)(a)
	9,810,000	3.949		04/24/23	9,286,146

					17,366,808

Isle Of Man – 0.3%
Gohl Capital Ltd. (NR/Baa1)
	8,510,000	4.250		01/24/27	8,041,950

Israel(a) – 0.0%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)
	960,000	3.839		12/30/18	960,000

Italy(e) – 0.8%
Wind Tre SpA (BB-/B1)
EUR	7,200,000	2.625	(a)	01/20/23	7,057,053
	2,830,000	2.625		01/20/23	2,773,814
	$10,835,000	5.000	(a)	01/20/26	8,532,562

					18,363,429

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Ivory Coast – 0.6%
Agromercantil Senior Trust (BB-/NR)(a)
	$3,420,000	6.250%		04/10/19	$ 3,453,875
Brazil Minas SPE via State of Minas Gerais (BB-/NR)(a)(g)
	4,980,000	5.333		02/15/28	4,798,230
Comunicaciones Celulares SA Via Comcel Trust (NR/Ba1)(e)
	810,000	6.875	(a)	02/06/24	832,761
	4,390,000	6.875		02/06/24	4,513,359
Independencia International Ltd. (NR/NR)(a)(h)(i)
	1,277,436	12.000		12/30/16	—

					13,598,225

Jamaica(e) – 0.5%
Digicel Group Ltd. (NR/Caa1)
	880,000	8.250		09/30/20	664,400
Digicel Ltd. (NR/B1)
	3,860,000	6.000	(a)	04/15/21	3,483,650
	2,760,000	6.000		04/15/21	2,490,900
	4,300,000	6.750	(a)	03/01/23	3,569,000
	2,740,000	6.750		03/01/23	2,274,200

					12,482,150

Japan(e) – 0.4%
SoftBank Group Corp. (BB+/Ba1)
EUR	1,175,000	3.125		09/19/25	1,251,071
SoftBank Group Corp. (B+/Ba3)(c)(5 Year USD ICE Swap + 4.226%)
	$8,670,000	6.000		12/31/99	7,553,738

					8,804,809

Kazakhstan – 0.5%
KazMunayGas National Co. JSC (BB-/Baa3)
	11,640,000	9.125		07/02/18	11,640,000

Luxembourg – 1.5%
Altice Financing SA (B+/B1)(e)
	1,160,000	6.625	(a)	02/15/23	1,139,700
	1,590,000	6.625		02/15/23	1,562,175
	1,700,000	7.500	(a)	05/15/26	1,640,500
	11,480,000	7.500		05/15/26	11,078,200
Gazprom OAO Via Gaz Capital SA (BBB-/Baa3)
	6,400,000	9.250	(f)	04/23/19	6,668,800
	410,000	8.625	(f)	04/28/34	507,375
	5,560,000	7.288		08/16/37	6,255,000
Millicom International Cellular SA (NR/Ba2)(a)(e)
	1,070,000	5.125		01/15/28	974,770
Sberbank of Russia Via SB Capital SA (NR/NR)(c)(e)(5 Year CMT + 4.023%)
	4,490,000	5.500		02/26/24	4,501,225
Tupy Overseas SA (BB-/NR)(e)
	1,600,000	6.625	(a)	07/17/24	1,603,840
	219,000	6.625		07/17/24	219,526

					36,151,111

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Mauritius – 0.4%
MTN Mauritius Investment Ltd. (BB+/Ba1)
	$1,120,000	5.373%		02/13/22	$ 1,103,200
	2,040,000	6.500	(a)	10/13/26	2,037,450
	283,000	6.500		10/13/26	282,646
Neerg Energy Ltd. (NR/Ba3)(e)
	3,440,000	6.000	(a)	02/13/22	3,139,000
	3,650,000	6.000		02/13/22	3,330,625

					9,892,921

Mexico – 3.5%
America Movil SAB de CV (A-/A3)
MXN	19,010,000	6.000		06/09/19	931,962
Banco Mercantil del Norte SA (BB/Ba2)(a)(c)(e)(10 Year CMT + 5.353%)
	$3,040,000	7.625		12/31/99	2,987,408
BBVA Bancomer SA (BB+/NR)(a)(c)(e)(5 Year CMT + 2.650%)
	3,930,000	5.125		01/18/33	3,482,963
Corporacion Geo SA (NR/NR)(i)
	277,766	8.000		04/13/21	—
Gruma SAB de CV (BBB/NR)(a)(e)
	2,220,000	4.875		12/01/24	2,244,975
Petroleos Mexicanos (BBB+/Baa3)
	7,349,000	6.375		02/04/21	7,734,822
	35,000	4.875		01/24/22	35,308
	2,610,000	5.375		03/13/22	2,671,335
	290,000	3.500		01/30/23	274,534
EUR	15,380,000	5.125		03/15/23	19,689,488
	$7,549,000	6.875		08/04/26	7,933,999
	14,960,000	6.500		03/13/27	15,340,283
EUR	2,650,000	4.875		02/21/28	3,210,720
	$610,000	6.375		01/23/45	561,810
	7,887,000	6.750		09/21/47	7,425,611
	1,922,000	6.350	(a)	02/12/48	1,734,605
Unifin Financiera SAB de CV SOFOM ENR (BB/NR)(a)(e)
	6,720,000	7.375		02/12/26	6,133,344

					82,393,167

Netherlands – 2.7%
Embraer Netherlands Finance BV (BBB/NR)
	330,000	5.400		02/01/27	340,494
Embraer Netherlands Finance BV (BBB/Ba1)
	654,000	5.050		06/15/25	662,502
Greenko Dutch BV (NR/Ba2)(a)(e)
	1,670,000	4.875		07/24/22	1,544,750
	6,890,000	5.250		07/24/24	6,226,838
Listrindo Capital BV (BB/Ba2)(a)(e)
	750,000	4.950		09/14/26	671,250
Lukoil International Finance BV (BBB/NR)
	1,590,000	4.750		11/02/26	1,574,100
Lukoil International Finance BV (BBB/Baa3)
	1,650,000	6.125		11/09/20	1,728,375
	1,450,000	4.563		04/24/23	1,464,500
Metinvest BV (B-/NR)(a)(e)
	6,400,000	7.750		04/23/23	5,952,000
Minejesa Capital BV (NR/Baa3)
	1,310,000	4.625		08/10/30	1,194,805
Petrobras Global Finance BV (BB-/Ba2)
	4,683,000	6.125		01/17/22	4,769,636

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Netherlands – (continued)
Syngenta Finance NV (BBB-/Ba2)(e)
EUR	2,200,000	1.250%		09/10/27	$ 2,229,080
	$28,840,000	5.182	(a)	04/24/28	27,854,463
	8,480,000	5.676	(a)	04/24/48	7,928,420
Teva Pharmaceutical Finance Netherlands III BV (BB/Ba2)
	980,000	1.700		07/19/19	956,704

					65,097,917

Pakistan(a) – 0.3%
The Third Pakistan International Sukuk Co. Ltd. (B/B3)
	8,610,000	5.625		12/05/22	7,749,000

Panama(a) – 0.0%
Autoridad del Canal de Panama (A-/A2)
	380,000	4.950		07/29/35	395,675

Paraguay – 0.4%
Banco Regional SAECA (BB/Ba1)
	4,670,000	8.125	(a)	01/24/19	4,748,900
	905,000	8.125		01/24/19	920,290
Telefonica Celular del Paraguay SA (NR/Ba2)(e)
	2,700,000	6.750		12/13/22	2,754,000

					8,423,190

Peru – 0.5%
ABY Transmision Sur SA (BBB/NR)(a)
	5,114,076	6.875		04/30/43	5,491,239
Corp. Lindley SA (BBB/NR)
	1,630,000	6.750	(a)	11/23/21	1,740,163
	3,560,000	6.750		11/23/21	3,800,603
	120,000	4.625	(a)	04/12/23	120,916

					11,152,921

Singapore – 0.2%
ABJA Investment Co. Pte Ltd. (BB-/NR)
	510,000	5.950		07/31/24	489,600
	4,806,000	5.450		01/24/28	4,073,085
Medco Platinum Road Pte Ltd. (B/B2)(a)(e)
	1,320,000	6.750		01/30/25	1,166,550

					5,729,235

South Africa – 0.9%
Eskom Holdings SOC Ltd. (CCC+/B3)
	1,930,000	5.750		01/26/21	1,866,310
	6,640,000	6.750		08/06/23	6,336,220
	7,660,000	7.125		02/11/25	7,305,725
ZAR Sovereign Capital Fund Pty Ltd. (BB/Baa3)
	5,440,000	3.903		06/24/20	5,419,600

					20,927,855

Turkey – 1.3%
Hazine Mustesarligi Varlik Kiralama AS (NR/Ba2)
	18,880,000	5.004	(a)	04/06/23	17,818,000
	10,280,000	5.004		04/06/23	9,701,750
TC Ziraat Bankasi AS (NR/Ba3)
	1,000,000	5.125		05/03/22	925,000
	2,370,000	5.125	(a)	09/29/23	2,103,375

					30,548,125

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
United Arab Emirates – 1.4%
Aabar Investments PJSC
EUR	100,000	1.000%	03/27/22	$ 99,749
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(a)
	$650,000	3.650	11/02/29	601,250
	23,260,000	4.600	11/02/47	21,399,200
Dolphin Energy Ltd. LLC (NR/A2)
	114,800	5.888	06/15/19	116,378
	3,580,000	5.500	12/15/21	3,772,425
Oztel Holdings SPC Ltd. (NR/Baa3)(a)
	2,560,000	6.625	04/24/28	2,428,800
Ruwais Power Co. PJSC (A-/A3)(a)
	3,700,000	6.000	08/31/36	3,982,125

				32,399,927

United States – 0.6%
Brazil Loan Trust 1 (BB-/NR)(a)(g)
	7,735,785	5.477	07/24/23	7,996,867
CEMEX Finance LLC (BB/NR)(e)
EUR	3,950,000	4.625	06/15/24	4,849,217
Reliance Holding USA, Inc. (BBB+/Baa2)
	$290,000	5.400	02/14/22	301,286
The Bank of New York Mellon SA (NR/NR)(i)
	400,000	9.625	05/02/21	—
	520,000	9.625	05/03/21	—

				13,147,370

Venezuela – 2.3%
Petroleos de Venezuela SA (NR/NR)
	145,930,000	6.000	10/28/22	26,997,050
Petroleos de Venezuela SA (D/NR)(h)
	84,190,000	6.000	05/16/24	17,873,537
	20,167,934	6.000	11/15/26	4,235,266
	19,170,000	5.375	04/12/27	4,326,370
	2,180,000	5.500	04/12/37	493,225

				53,925,448

TOTAL CORPORATE OBLIGATIONS (Cost $663,337,051)				$ 597,299,200

Shares		Description		Value
Common Stock(h)(i) – 0.0%
Media – 0.0%
	3	New Cotai Class B Shares
(Cost $—)				$ —

Principal Amount		Interest Rate	Maturity Date	Value
Structured Notes(a)(j) – 0.8%
United States – 0.8%
Arab Republic of Egypt (Issuer Citibank NA) (NR/NR)
	$54,300,000	0.000%	10/11/18	$ 2,873,226
	94,000,000	0.000	11/01/18	4,935,657
	77,000,000	0.000	11/29/18	3,980,069
	18,700,000	0.000	01/17/19	945,118
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA) (NR/NR)
	52,300,000	0.000	07/26/18	2,888,837
	74,550,000	0.000	02/07/19	3,729,792

TOTAL STRUCTURED NOTES (Cost $19,717,826)				$ 19,352,699

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations(h) – 0.7%
Puerto Rico – 0.7%
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2006 A (NR/Ca)(e)
$105,000	5.250%		07/01/26	$ 44,625
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (NR/Ca)(e)
135,000	5.500		07/01/32	57,375
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (NR/Ca)(e)
135,000	6.000		07/01/39	57,375
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (NR/Ca)
110,000	4.000		07/01/21	46,200
140,000	4.500	(e)	07/01/26	58,800
1,210,000	5.500	(e)	07/01/26	508,200
390,000	5.000	(e)	07/01/41	157,950
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2009 B (NR/Ca)(e)
1,385,000	5.750		07/01/38	588,625
Puerto Rico Commonwealth GO Bonds Series 2008 A (NR/Ca)(e)
1,315,000	5.375		07/01/33	558,875
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(e)
5,875,000	8.000		07/01/35	2,379,375
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2007 B (NR/Ca)(e)
325,000	6.050		08/01/37	279,094
155,000	6.050		08/01/39	133,106
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2007 C (NR/Ca)(e)
1,435,000	6.000		08/01/31	1,232,306
345,000	6.000		08/01/32	296,269
1,075,000	6.000		08/01/38	923,156
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2008 A (NR/Ca)(e)
125,000	6.130		08/01/28	107,344
65,000	6.130		08/01/29	55,819
420,000	6.130		08/01/30	360,675
415,000	6.130		08/01/37	356,381
730,000	6.130		08/01/38	626,887
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2009 C (NR/Ca)(e)
50,000	5.750		08/01/57	43,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C (NR/Ca)
135,000	5.000		08/01/21	116,100
855,000	5.000	(e)	08/01/40	735,300
725,000	5.250	(e)	08/01/40	623,500
290,000	5.000	(e)	08/01/46	249,400
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 D (NR/Ca)(e)
130,000	4.850		08/01/36	109,363
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (NR/Ca)(e)
4,600,000	5.500		08/01/22	2,058,500
4,210,000	5.250		08/01/27	1,883,975
1,430,000	6.750		08/01/32	639,925
1,085,000	5.750		08/01/37	485,537
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (NR/Ca)(e)
40,000	4.500		08/01/21	17,900
280,000	5.500		08/01/37	125,300
110,000	5.375		08/01/39	49,225
20,000	5.500		08/01/42	8,950

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations(h) – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (NR/Ca)(e)
$70,000	5.000%	08/01/35	$ 31,325
25,000	5.375	08/01/36	11,188
25,000	5.375	08/01/38	11,188
1,620,000	5.500	08/01/40	724,950
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (NR/Ca)(e)
315,000	5.000	08/01/43	140,962

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $20,517,058)			$ 16,894,025

Shares	Distribution Rate		Value
Investment Company(k) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,944,170	1.869%		$ 2,944,170
(Cost $2,944,170)

TOTAL INVESTMENTS – 95.1% (Cost $2,429,007,320)			$2,248,666,505

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.9%			117,005,282

NET ASSETS – 100.0%			$2,365,671,787

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $902,084,117, which represents approximately 38.1% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(d)	Actual maturity date is June 28, 2117.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2018.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $24,189,843, which represents approximately 1.0% of the Fund’s net assets as of June 30, 2018.

(h)	Security is currently in default and/or non-income producing.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Represents an Affiliated Issuer.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	12,924,305	USD	3,303,295	$3,333,461	07/03/18	$30,167
	EUR	6,964,119	CNH	52,231,795	8,182,342	09/19/18	333,073
	EUR	3,451,686	CZK	88,953,390	4,055,484	09/19/18	39,373
	EUR	3,421,279	HUF	1,125,888,113	4,019,758	09/19/18	8,197
	EUR	9,615,095	PLN	41,691,643	11,297,050	09/19/18	151,959
	EUR	6,861,000	USD	8,000,612	8,061,185	09/19/18	60,573
	IDR	10,573,385,000	USD	734,110	737,093	07/27/18	2,983
	KRW	5,134,601,716	USD	4,599,867	4,609,897	07/05/18	10,030
	KRW	17,824,772,798	USD	15,948,724	16,014,288	07/26/18	65,564
	KRW	14,097,951,029	USD	12,658,945	12,668,558	08/03/18	9,612
	MXN	260,658,885	USD	12,429,276	12,959,615	09/19/18	530,341
	RUB	105,546,263	USD	1,655,835	1,671,332	08/20/18	15,496
	SGD	12,488,718	USD	9,159,201	9,181,929	09/19/18	22,728
	TRY	67,331,449	USD	13,979,443	14,162,609	09/19/18	183,165
	USD	9,251,825	ARS	253,592,536	8,737,640	07/03/18	514,185
	USD	73,727,934	BRL	276,894,497	71,417,151	07/03/18	2,310,782
	USD	11,952,591	BRL	45,452,916	11,682,202	08/02/18	270,389
	USD	7,878,854	CLP	4,988,102,239	7,634,297	07/05/18	244,557
	USD	7,800,334	CLP	4,955,512,280	7,584,734	07/18/18	215,600
	USD	71,828,742	CNH	464,858,485	69,857,818	09/19/18	1,970,924
	USD	7,694,767	CZK	166,558,995	7,519,888	09/19/18	174,879
	USD	264,008,140	EUR	222,793,560	261,385,864	08/31/18	2,622,277
	USD	12,149,631	HKD	95,206,855	12,142,751	08/10/18	6,881
	USD	32,596,157	HKD	253,884,628	32,403,985	09/19/18	192,172
	USD	21,705,987	IDR	309,766,137,465	21,638,405	07/02/18	67,581
	USD	1,588,671	IDR	22,385,162,103	1,561,936	07/23/18	26,734
	USD	8,352,774	IDR	117,445,245,889	8,187,352	07/27/18	165,423
	USD	24,770,001	INR	1,678,948,201	24,488,743	07/11/18	281,258
	USD	11,753,227	INR	802,151,815	11,686,361	07/19/18	66,866
	USD	4,023,000	JPY	438,071,309	3,979,111	09/19/18	43,889
	USD	4,773,266	KRW	5,134,601,716	4,609,897	07/05/18	163,369
	USD	7,278,180	KRW	8,079,158,410	7,258,548	07/26/18	19,632
	USD	17,927,536	SGD	23,886,829	17,562,024	09/19/18	365,512
	USD	3,999,156	THB	131,298,289	3,967,797	08/14/18	31,359
	USD	4,097,707	TRY	19,374,695	4,075,305	09/19/18	22,401
	USD	4,129,346	TWD	122,569,729	4,027,064	07/09/18	102,282
	USD	30,918,763	TWD	934,109,606	30,701,032	07/16/18	217,731
	USD	56,236,884	TWD	1,692,320,400	55,651,045	07/27/18	585,844
	USD	19,769,838	ZAR	248,583,968	18,030,622	08/08/18	1,739,216
	USD	12,841,676	ZAR	176,082,781	12,702,599	09/19/18	139,077
	ZAR	55,340,051	USD	3,990,175	3,992,227	09/19/18	2,052

TOTAL							$14,026,133

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	ARS	253,592,536	USD	11,987,357	$8,737,640	07/03/18	$(3,249,717)
	ARS	99,578,701	USD	3,886,756	3,423,321	07/05/18	(463,436)
	ARS	100,083,979	USD	3,886,756	3,421,480	07/10/18	(465,277)
	ARS	61,489,943	USD	2,900,469	2,097,416	07/12/18	(803,053)
	ARS	147,224,696	USD	5,838,936	4,982,954	07/19/18	(855,982)
	ARS	253,592,536	USD	9,010,216	8,479,938	07/31/18	(530,279)
	ARS	191,237,256	USD	6,966,390	6,332,709	08/10/18	(633,682)
	ARS	24,074,502	USD	979,833	793,360	08/15/18	(186,473)
	ARS	274,729,710	USD	10,400,731	9,036,072	08/17/18	(1,364,659)
	BRL	263,970,193	USD	69,880,423	68,083,691	07/03/18	(1,796,733)
	BRL	13,490,542	USD	3,480,361	3,467,307	08/02/18	(13,054)
	CLP	4,988,102,239	USD	7,876,236	7,634,297	07/05/18	(241,939)
	CLP	2,264,671,130	USD	3,480,361	3,466,319	08/06/18	(14,042)
	CNH	52,723,539	EUR	6,888,805	7,923,167	09/19/18	(170,687)
	CNH	110,327,440	USD	16,703,516	16,579,743	09/19/18	(123,774)
	COP	16,604,025,413	USD	5,671,990	5,658,162	07/26/18	(13,829)
	COP	79,215,228,983	USD	27,037,760	26,961,722	08/22/18	(76,038)
	EUR	7,688,025	USD	9,142,323	9,019,745	08/31/18	(122,578)
	HKD	348,932,003	USD	44,624,171	44,535,139	09/19/18	(89,031)
	HUF	13,844,395,555	EUR	42,844,343	49,327,846	09/19/18	(1,011,198)
	IDR	309,766,137,465	USD	21,756,296	21,638,405	07/02/18	(117,890)
	IDR	536,160,230,057	USD	37,877,798	37,376,842	07/27/18	(500,956)
	IDR	375,314,654,625	USD	26,486,567	26,063,819	08/16/18	(422,748)
	INR	798,352,850	USD	11,705,710	11,644,586	07/11/18	(61,124)
	INR	551,253,661	USD	8,064,928	8,031,085	07/19/18	(33,844)
	JPY	1,329,291,419	USD	12,140,000	12,074,286	09/19/18	(65,714)
	KRW	17,824,772,798	USD	16,264,258	16,007,910	07/09/18	(256,348)
	MXN	69,669,560	USD	3,480,361	3,463,879	09/19/18	(16,483)
	PLN	125,294,935	EUR	29,129,081	33,494,083	09/19/18	(730,507)
	PLN	80,299,043	USD	22,160,936	21,465,695	09/19/18	(695,241)
	RUB	295,055,679	USD	4,681,751	4,672,225	08/20/18	(9,526)
	SGD	10,932,902	EUR	6,899,153	8,038,065	09/19/18	(67,947)
	SGD	5,959,158	USD	4,397,659	4,381,280	09/19/18	(16,380)
	THB	132,892,845	USD	4,155,888	4,015,984	08/14/18	(139,905)
	TWD	122,371,474	USD	4,134,171	4,020,550	07/09/18	(113,621)
	TWD	749,041,122	USD	25,015,433	24,631,813	07/27/18	(383,620)
	USD	3,959,508	COP	11,644,184,076	3,967,994	07/26/18	(8,487)
	USD	2,313,720	EUR	1,984,021	2,327,693	08/31/18	(13,973)
	USD	14,339,114	EUR	12,260,683	14,405,427	09/19/18	(66,313)
	USD	3,979,608	INR	273,677,634	3,987,145	07/19/18	(7,537)
	USD	15,943,018	KRW	17,824,772,798	16,007,910	07/09/18	(64,891)
	USD	47,372,202	KRW	52,907,102,463	47,533,262	07/26/18	(161,057)
	USD	8,154,905	KRW	9,108,752,712	8,184,332	07/31/18	(29,427)
	USD	11,373,101	MXN	235,713,195	11,756,390	08/28/18	(383,290)
	USD	8,849,948	MXN	185,410,052	9,218,343	09/19/18	(368,395)
	USD	16,442,845	RUB	1,049,659,793	16,621,428	08/20/18	(178,583)
	USD	12,779,211	TRY	62,494,851	13,145,271	09/19/18	(366,060)
	USD	3,978,332	TWD	121,187,960	3,985,201	07/27/18	(6,868)
	USD	9,726,264	ZAR	135,714,183	9,790,412	09/19/18	(64,148)
	ZAR	850,376,402	USD	63,193,218	61,346,093	09/19/18	(1,847,125)

TOTAL							$(19,423,469)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	357	09/19/18	$56,963,812	$989,050
2 Year U.S. Treasury Notes	576	09/28/18	122,013,001	(82,020)
5 Year U.S Treasury Notes	1,250	09/28/18	142,021,485	184,013
20 Year U.S. Treasury Bonds	709	09/19/18	102,805,000	1,557,371

Total				$2,648,414

Short position contracts:
Eurodollars	(178)	06/17/19	(43,229,525)	380,178
Eurodollars	(1,162)	12/14/20	(281,843,100)	74,440
Ultra 10 Year U.S. Treasury Notes	(367)	09/19/18	(47,062,016)	(490,761)
10 Year U.S Treasury Notes	(97)	09/19/18	(11,658,187)	(10,680)

Total				$(46,823)

TOTAL				$2,601,591

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

Mexico IB TIIE 28D(a)	6.930%	MS & Co. Int. PLC	03/03/26	MXN 14,640	$(45,183)

(*)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

5.180%(a)	Mexico IB TIIE 28D	09/25/18	MXN	60,090		$27,334	$(162)	$27,496
8.050(a)	1M BID Avg	01/02/20	BRL	431,415		(341,362)	(976,335)	634,973
Mexico IB TIIE 28D(a)	7.600%	06/17/20	MXN	130,400		(62,905)	(5,625)	(57,280)
3M JIBAR(b)	7.500	09/19/20	ZAR	288,350	(c)	40,774	20,457	20,317
0.000(d)	6M EURO(e)	09/19/21	EUR	34,600	(c)	14,922	142,173	(127,251)
1M BID Avg(a)	10.300	01/03/22	BRL	126,725		243,345	(94,201)	337,546
1M BID Avg(a)	10.380	01/03/22		19,975		14,708	187	14,521
2.450(d)	6M WIBOR(e)	12/20/22	PLN	69,000		(293,358)	(122,917)	(170,441)
2.550(d)	6M WIBOR(e)	03/21/23		280,680		(644,308)	201,885	(846,193)
0.500(d)	6M EURO(e)	09/19/23	EUR	48,850	(c)	(526,612)	(149,023)	(377,589)
0.750(d)	6M EURO(e)	09/19/25		48,340	(c)	(650,603)	(173,156)	(477,447)
1.000(d)	6M EURO(e)	09/19/28		49,540	(c)	(480,433)	179,334	(659,767)
1.500(d)	6M EURO(e)	09/19/38		14,850	(c)	(289,866)	4,117	(293,983)

TOTAL						$(2,948,364)	$(973,266)	$(1,975,098)

(a)	Payments made monthly.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.
(d)	Payments made annually.
(e)	Payments made semi-annually.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2018(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.150%	Barclays Bank PLC	03/20/19	$8,490	$(54,832)	$(20,371)	$(34,461)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	Barclays Bank PLC	03/20/19	4,140	(26,738)	(2,326)	(24,412)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.195	Barclays Bank PLC	09/20/19	3,350	(33,916)	(11,890)	(22,026)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.413	Barclays Bank PLC	06/20/21	7,030	(120,406)	22,732	(143,138)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.489	Barclays Bank PLC	12/20/21	17,730	(305,634)	(21,870)	(283,764)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.547	Barclays Bank PLC	06/20/22	18,480	(320,554)	(137,620)	(182,934)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.623	Barclays Bank PLC	12/20/22	10,860	(174,689)	(200,254)	25,565
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	BoA Securities LLC	03/20/19	1,100	(7,104)	(299)	(6,805)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	BoA Securities LLC	06/20/19	2,680	(22,966)	(3,195)	(19,771)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.357	BoA Securities LLC	12/20/20	9,500	(150,242)	41,526	(191,768)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	BoA Securities LLC	06/20/21	12,670	(217,005)	82,129	(299,134)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	Citibank NA	03/20/19	31,240	(201,759)	(20,767)	(180,989)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	Citibank NA	06/20/19	21,330	(182,780)	(14,468)	(168,312)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.357	Citibank NA	12/20/20	20,690	(327,210)	107,242	(434,452)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.413	Citibank NA	06/20/21	79,770	(1,366,257)	310,639	(1,676,896)
Republic of Turkey, 11.875%, 01/15/30	(1.000)	2.607	Citibank NA	12/20/21	690	35,127	38,070	(2,943)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.545	Citibank NA	06/20/22	9,400	(163,052)	(112,795)	(50,257)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.357	Deutsche Bank AG	12/20/20	5,280	(83,503)	23,991	(107,494)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	Deutsche Bank AG	06/20/21	28,030	(480,084)	64,776	(544,860)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2018(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased (continued):
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.489%	Deutsche Bank AG	12/20/21	$15,570	$(268,396)	$40,275	$(308,674)
Republic of Turkey, 11.875%, 01/15/30	(1.000)	2.607	Deutsche Bank AG	12/20/21	2,460	125,238	136,684	(11,446)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	JPMorgan Securities, Inc.	03/20/19	10,100	(65,230)	(8,959)	(56,271)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	JPMorgan Securities, Inc.	06/20/19	2,690	(23,052)	(2,972)	(20,080)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.357	JPMorgan Securities, Inc.	12/20/20	18,200	(287,831)	66,437	(354,268)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	JPMorgan Securities, Inc.	06/20/21	21,650	(370,810)	45,358	(416,168)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.489	JPMorgan Securities, Inc.	12/20/21	1,650	(28,443)	4,310	(32,753)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.545	JPMorgan Securities, Inc.	06/20/22	14,680	(254,620)	(173,630)	(80,990)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.623	JPMorgan Securities, Inc.	12/20/22	3,650	(58,712)	(74,810)	16,098
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	UBS AG (London)	06/20/21	18,520	(317,201)	50,805	(368,006)

TOTAL						$(5,752,661)	$228,748	$(5,981,409)

Protection Sold:
Republic of Colombia, 10.375%, 01/28/33	1.000	0.496	Barclays Bank PLC	12/20/19	5,720	43,800	(69,898)	113,698
Republic of Chile, 3.875%, 08/05/20	1.000	0.312	Citibank NA	12/20/20	11,510	194,633	(77,678)	272,311
Republic of Colombia, 10.375%, 01/28/33	1.000	1.123	Citibank NA	12/20/22	3,940	(18,968)	—	(18,968)
Eskom Holdings SOC Ltd., 5.750%, 01/26/21	1.000	4.535	JPMorgan Securities, Inc.	12/20/20	2,580	31,016	55,073	(24,057)
Republic of Colombia, 10.375%, 01/28/33	1.000	1.123	JPMorgan Securities, Inc.	12/20/22	3,600	(17,331)	1,488	(18,819)

TOTAL						$233,150	$(91,015)	$324,165

TOTAL						$(5,519,511)	$137,733	$(5,657,244)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BoA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – 3.9%
Consumer Cyclical Services – Business(b) – 0.7%
First Data Corp. (BB/Ba2)(1M LIBOR + 2.000%)
$17,953,592	4.091%	07/08/22	$ 17,863,824

Consumer Products - Industrial(b) – 0.3%
Atkore International, Inc. (BB-/B2)(3M LIBOR + 2.750%)
6,865,500	5.090	12/22/23	6,846,620

Environmental(b) – 0.1%
Wrangler Buyer Corp. (B/B1)(1M LIBOR + 2.750%)
1,517,375	4.844	09/27/24	1,512,823

Food & Beverages(b)(c) – 0.5%
Shearer’s Foods, Inc. (CCC/Caa2)(3M LIBOR + 6.750%)
12,250,000	8.844	06/30/22	11,545,625

Health Care - Services(b) – 0.2%
Team Health Holdings, Inc. (B/B2)(1M LIBOR + 2.750%)
4,715,313	4.844	02/06/24	4,526,700

Noncaptive - Financial(b) – 0.1%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. (BBB-/Ba1)(1M LIBOR + 2.000%)
2,915,641	4.088	01/15/25	2,877,971

Semiconductors(b) – 0.2%
Microchip Technology, Inc. (BB+/Baa3)(1M LIBOR + 2.000%)
5,700,000	4.100	05/29/25	5,688,144

Services Cyclical - Business Services – 0.4%
Asurion LLC (NR/NR)
1,575,000	3.000	11/03/23	1,569,094
Asurion LLC (B+/Ba3)(b)(1M LIBOR + 2.750%)
7,190,068	4.844	11/03/23	7,172,093
Trans Union LLC (NR/NR)
2,350,000	2.000	06/08/25	2,341,187

			11,082,374

Software(b) – 0.3%
Infor (US), Inc. (B/B1)(1M LIBOR + 2.750%)
7,661,209	4.844	02/01/22	7,617,157

Technology - Software/Services – 1.1%
BMC Software Finance, Inc. (NR/NR)
6,425,000	4.250	06/26/25	6,384,844
SS&C Technologies Holdings Europe S.a.r.l. (BB/Ba3)(b)(1M LIBOR + 2.500%)
5,993,746	4.594	04/16/25	5,990,389
SS&C Technologies, Inc. (BB/Ba3)(b)(1M LIBOR + 2.500%)
15,843,345	4.594	04/16/25	15,834,472

			28,209,705

TOTAL BANK LOANS (Cost $98,835,792)			$ 97,770,943

Corporate Obligations – 90.7%
Aerospace & Defense – 2.0%
Arconic, Inc. (BBB-/Ba2)
$2,000,000	6.150%	08/15/20	$ 2,080,000
2,000,000	5.400 (d)	04/15/21	2,055,000
4,050,000	6.750	01/15/28	4,298,062
3,150,000	5.950	02/01/37	3,039,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Bombardier, Inc. (B-/Caa1)(e)
$2,000,000	7.750%		03/15/20	$ 2,112,500
11,700,000	8.750		12/01/21	12,884,625
1,050,000	6.000	(d)	10/15/22	1,046,063
15,000,000	7.500	(d)	03/15/25	15,618,750
TransDigm, Inc. (B-/B3)(d)
3,000,000	6.500		05/15/25	3,033,750
3,300,000	6.375		06/15/26	3,275,250

				49,443,750

Automotive – 1.7%
American Axle & Manufacturing, Inc. (B/B2)(d)(f)
13,350,000	6.250		04/01/25	13,249,875
CB Lear Corp. (NR/NR)(c)(g)
6,750,000	8.500		12/01/13	—
Cooper-Standard Automotive, Inc. (B+/B1)(d)(e)
7,500,000	5.625		11/15/26	7,406,250
Delphi Technologies PLC (BB/B1)(e)
12,100,000	5.000		10/01/25	11,566,669
General Motors Liquidation Co. (NR/NR)(c)(g)
2,000,000	7.700		04/15/16	—
7,125,000	7.125		07/15/13	—
1,000,000	8.800		03/01/49	—
14,500,000	8.375		07/15/49	—
IHO Verwaltungs GmbH (BB-/Ba1)(d)(e)(h)(PIK+ 5.50%)
945,000	4.750		09/15/26	893,025
Navistar International Corp. (CCC+/Caa1)(d)(e)
10,000,000	6.625		11/01/25	10,287,500

				43,403,319

Banks – 2.4%
Bank of America Corp. (BBB-/Ba1)(b)(d)(3M USD LIBOR + 3.705%)
5,850,000	6.250		09/29/49	6,069,375
CIT Group, Inc. (BB/Ba2)
2,845,000	6.125		03/09/28	2,930,350
CIT Group, Inc. (BB+/Ba2)(d)
1,380,000	5.250		03/07/25	1,395,525
Citigroup, Inc. (BB+/Ba2)(b)(d)(3M USD LIBOR + 3.423%)
3,000,000	6.300		12/29/49	3,060,000
Credit Suisse Group AG (BB/NR)(b)(d)(e)(5 year USD Swap + 4.598%)
6,237,000	7.500		12/29/49	6,431,906
Deutsche Bank AG (BB+/Ba2)(b)(d)(5 year USD ICE Swap + 2.553%)
4,950,000	4.875		12/01/32	4,233,131
Intesa Sanpaolo SpA (BB+/Ba1)(e)
6,500,000	5.710		01/15/26	5,931,250
Royal Bank of Scotland Group PLC (B/Ba3)(b)(d)
(5 year USD Swap + 5.720%)
7,000,000	8.000		08/10/49	7,350,000
(5 year USD Swap + 5.800%)
10,000,000	7.500		12/29/49	10,200,000
Royal Bank of Scotland Group PLC (B+/Ba3)(b)(d)(3M USD LIBOR + 2.320%)
2,200,000	4.654		12/31/49	2,103,750
UBS Group Funding Switzerland AG (BB+/NR)(b)(d)(5 year USD Swap + 4.866%)
9,000,000	7.000		02/19/49	9,144,990

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Westpac Banking Corp. (BB+/Baa2)(b)(d)(5 year USD ICE Swap + 2.888%)
	$2,225,000	5.000%	09/21/99	$ 1,928,828

				60,779,105

Biotechnology(d)(e)(h) – 0.3%
Sotera Health Topco, Inc. (CCC+/Caa2)(PIK 8.875%, Cash 8.125%)
	7,000,000	8.125	11/01/21	7,105,000

Building Materials(d) – 1.3%
American Woodmark Corp. (BB/Ba3)(e)
	3,050,000	4.875	03/15/26	2,897,500
BMC East LLC (BB-/B2)(e)
	6,150,000	5.500	10/01/24	5,965,500
Cemex SAB de CV (BB/NR)(e)
	5,000,000	7.750	04/16/26	5,429,500
Jeld-Wen, Inc. (BB-/B1)(e)
	2,400,000	4.875	12/15/27	2,229,000
Masonite International Corp. (BB+/Ba3)(e)
	5,000,000	5.625	03/15/23	5,125,000
Standard Industries, Inc. (BBB-/Ba2)(e)
	4,000,000	5.375	11/15/24	3,950,000
	4,800,000	5.000	02/15/27	4,452,000
Summit Materials LLC/Summit Materials Finance Corp. (BB/B3)
	2,850,000	6.125	07/15/23	2,889,187

				32,937,687

Capital Goods – 0.0%
LyondellBasell Industries NV (NR/NR)
EUR	2,250,000	1.000	08/15/15	263

Chemicals – 2.7%
Alpha 2 BV (CCC+/Caa1)(d)(e)(h)
	$4,100,000	8.750	06/01/23	4,079,500
Alpha 3 BV/Alpha US Bidco, Inc. (CCC+/Caa1)(d)(e)
	4,150,000	6.250	02/01/25	4,098,125
CF Industries, Inc. (BB+/Ba3)
	5,250,000	5.375	03/15/44	4,646,250
Ingevity Corp. (NR/Ba3)(d)(e)
	7,000,000	4.500	02/01/26	6,597,500
Momentive Performance Materials, Inc. (NR/NR)(c)(g)
	3,110,000	8.875	10/15/20	—
Nell AF SARL (NR/NR)(g)
	10,625,000	8.375	12/30/49	1,063
Olin Corp. (BB+/Ba1)(d)
	4,550,000	5.000	02/01/30	4,299,750
PQ Corp. (B/Caa1)(d)(e)
	3,150,000	5.750	12/15/25	3,102,750
PQ Corp. (BB-/B2)(d)(e)
	3,500,000	6.750	11/15/22	3,670,625
SPCM SA (BB+/Ba2)(d)(e)
	4,950,000	4.875	09/15/25	4,714,875
Valvoline, Inc. (BB+/Ba3)(d)
	4,150,000	5.500	07/15/24	4,191,500
	4,750,000	4.375	08/15/25	4,417,500
Versum Materials, Inc. (BB+/Ba3)(d)(e)
	10,000,000	5.500	09/30/24	10,137,500
WR Grace & Co-Conn (BB-/Ba3)(e)
	2,400,000	5.125	10/01/21	2,448,000
	11,000,000	5.625	10/01/24	11,522,500

				67,927,438

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Commercial Services(d) – 1.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (BB/B1)
$850,000	5.500%		04/01/23	$ 824,500
6,000,000	6.375	(e)	04/01/24	5,865,000
Graham Holdings Co. (BB+/Ba1)(e)
5,200,000	5.750		06/01/26	5,285,171
Nielsen Finance LLC/Nielsen Finance Co. (BB+/B1)(e)
9,350,000	5.000		04/15/22	9,174,687
Team Health Holdings, Inc. (CCC+/Caa2)(e)(f)
5,200,000	6.375		02/01/25	4,472,000
The Hertz Corp. (B-/B3)
5,550,000	7.375		01/15/21	5,439,000
The Hertz Corp. (BB-/B1)(e)
3,650,000	7.625		06/01/22	3,499,438
United Rentals North America, Inc. (BB/Ba3)
8,250,000	4.625		10/15/25	7,878,750
3,250,000	5.875		09/15/26	3,282,500
2,750,000	4.875		01/15/28	2,543,750

				48,264,796

Computers(d) – 1.6%
Dell International LLC/EMC Corp. (BB/Ba2)(e)
15,550,000	5.875		06/15/21	15,763,812
4,650,000	7.125		06/15/24	4,917,375
Dell International LLC/EMC Corp. (BBB-/Baa3)(e)
4,900,000	6.020		06/15/26	5,146,918
NCR Corp. (BB/B1)
7,200,000	5.000		07/15/22	7,128,000
Western Digital Corp. (BB+/Baa3)
8,135,000	4.750		02/15/26	7,911,288

				40,867,393

Distribution & Wholesale(d) – 0.5%
H&E Equipment Services, Inc. (BB-/B2)
8,350,000	5.625		09/01/25	8,203,875
Performance Food Group, Inc. (BB/B2)(e)
5,500,000	5.500		06/01/24	5,431,250

				13,635,125

Diversified Financial Services – 3.1%
Ally Financial, Inc. (BB+/NR)
8,000,000	4.125		02/13/22	7,860,000
Ally Financial, Inc. (BB+/Ba3)
10,000,000	8.000		11/01/31	11,900,000
Lions Gate Capital Holdings LLC (B-/B2)(d)(e)
5,000,000	5.875		11/01/24	5,062,500
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)(d)
5,000,000	7.875		10/01/20	5,081,250
Navient Corp. (B+/Ba3)
6,000,000	5.875		03/25/21	6,075,000
2,850,000	6.625		07/26/21	2,928,375
2,100,000	7.250		01/25/22	2,194,500
7,300,000	5.500		01/25/23	7,135,750
8,000,000	6.125		03/25/24	7,940,000
2,800,000	6.750		06/15/26	2,744,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Quicken Loans, Inc. (BB/Ba1)(d)(e)
$6,900,000	5.250%		01/15/28	$ 6,468,750
Springleaf Finance Corp. (B/B1)
4,775,000	7.125		03/15/26	4,757,094
Travelport Corporate Finance PLC (B+/B1)(d)(e)
8,650,000	6.000		03/15/26	8,714,875

				78,862,094

Electrical(d) – 2.8%
Calpine Corp. (B/B2)
6,050,000	5.500		02/01/24	5,550,875
10,000,000	5.750		01/15/25	9,137,500
Calpine Corp. (BB/Ba2)(e)
9,350,000	5.250		06/01/26	8,800,687
DPL, Inc. (BBB-/Ba2)
5,600,000	7.250		10/15/21	6,047,160
NRG Energy, Inc. (BB-/B1)
5,800,000	7.250		05/15/26	6,177,000
3,300,000	6.625		01/15/27	3,390,750
10,000,000	5.750	(e)	01/15/28	9,875,000
Talen Energy Supply LLC (B+/B2)
2,250,000	9.500	(e)	07/15/22	2,216,250
1,950,000	6.500		06/01/25	1,482,000
1,900,000	10.500	(e)	01/15/26	1,691,000
Vistra Energy Corp. (BB/Ba3)
8,000,000	7.375		11/01/22	8,360,000
4,000,000	7.625		11/01/24	4,275,000
4,250,000	8.000	(e)	01/15/25	4,563,438

				71,566,660

Electrical Components & Equipment(d) – 0.3%
WESCO Distribution, Inc. (BB/B1)
7,000,000	5.375		12/15/21	7,131,250

Energy – Exploration & Production(c)(g) – 0.0%
Berry Petroleum Co. LLC (NR/NR)
2,050,000	6.750		11/01/20	—
28,160,000	6.375		09/15/22	—

				—

Engineering & Construction(d) – 0.5%
AECOM (BB-/Ba3)
6,900,000	5.125		03/15/27	6,486,000
Pisces Midco, Inc. (CCC+/Caa1)(e)
6,000,000	8.000		04/15/26	5,767,500

				12,253,500

Entertainment – 1.9%
AMC Entertainment Holdings, Inc. (B+/B3)(d)
4,250,000	5.750		06/15/25	4,154,375
5,300,000	5.875		11/15/26	5,114,500
Cinemark USA, Inc. (BB/B2)(d)
5,850,000	4.875		06/01/23	5,718,375
GLP Capital LP/GLP Financing II, Inc. (BBB-/Ba1)
6,000,000	5.375		04/15/26	5,955,000
Mohegan Gaming & Entertainment (CCC+/B3)(d)(e)(f)
10,450,000	7.875		10/15/24	9,875,250

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Entertainment – (continued)
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(d)(e)(h)(PIK 10.625%, Cash 10.625%)
$1,584,678	10.625%	05/01/19	$ 1,545,061
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (B/B2)(d)(e)
4,889,000	6.125	08/15/21	4,840,110
Scientific Games International, Inc. (B-/Caa1)(d)
10,150,000	10.000	12/01/22	10,822,438

			48,025,109

Environmental(d)(e) – 1.1%
Core & Main LP (B-/Caa1)
18,000,000	6.125	08/15/25	17,100,000
Waste Pro USA, Inc. (B+/B3)
8,900,000	5.500	02/15/26	8,555,125
Wrangler Buyer Corp. (CCC+/Caa1)
2,150,000	6.000	10/01/25	2,031,750

			27,686,875

Food & Drug Retailing(d) – 1.5%
B&G Foods, Inc. (B+/B2)
8,175,000	5.250	04/01/25	7,704,937
Chobani LLC/Chobani Finance Corp., Inc. (CCC+/Caa2)(e)
10,150,000	7.500	04/15/25	9,693,250
Post Holdings, Inc. (B/B3)(e)
5,000,000	5.000	08/15/26	4,656,250
12,750,000	5.750	03/01/27	12,367,500
4,500,000	5.625	01/15/28	4,213,125

			38,635,062

Food Service(d)(e) – 0.1%
Aramark Services, Inc. (BB/Ba3)
3,100,000	5.000	02/01/28	2,960,500

Gas(d) – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
7,000,000	5.750	05/20/27	6,606,250

Healthcare Providers & Services – 5.3%
Acadia Healthcare Co., Inc. (B/B3)(d)
5,000,000	5.625	02/15/23	5,037,500
3,650,000	6.500	03/01/24	3,741,250
Centene Escrow I Corp. (BB+/Ba1)(d)(e)
2,400,000	5.375	06/01/26	2,430,000
CHS/Community Health Systems, Inc. (NR/NR)
2,300,000	8.625	01/15/24	2,305,750
CHS/Community Health Systems, Inc. (B-/B3)(d)
8,550,000	5.125	08/01/21	7,930,125
CHS/Community Health Systems, Inc. (CCC-/NR)(d)(e)(i)
450,000	11.000	06/30/23	405,000
HCA, Inc. (B+/Ba2)
10,000,000	7.500	02/15/22	10,900,000
10,000,000	5.375	02/01/25	9,850,000
HCA, Inc. (BBB-/Ba1)
28,200,000	6.500	02/15/20	29,275,125
5,000,000	5.000	03/15/24	5,012,500
10,000,000	5.250	04/15/25	10,000,000
Hologic, Inc. (BB-/Ba3)(d)(e)
2,530,000	4.375	10/15/25	2,409,825

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
MPH Acquisition Holdings LLC (B-/Caa1)(d)(e)
$12,000,000	7.125%		06/01/24	$ 12,300,000
Polaris Intermediate Corp. (B-/Caa2)(d)(e)(h)(PIK 9.250%, Cash 8.500%)
700,000	8.500		12/01/22	721,875
Tenet Healthcare Corp. (B-/Ba3)(d)(e)
8,050,000	5.125		05/01/25	7,667,625
Tenet Healthcare Corp. (BB-/Ba3)(d)(e)
6,500,000	4.625		07/15/24	6,166,875
Tenet Healthcare Corp. (CCC+/Caa1)
10,659,000	8.125		04/01/22	11,138,655
7,550,000	7.000	(d)(e)	08/01/25	7,493,375

				134,785,480

Home Builders – 2.0%
Beazer Homes USA, Inc. (NR/B3)(d)
6,200,000	8.750		03/15/22	6,579,750
Beazer Homes USA, Inc. (B-/B3)(d)
509,000	7.250		02/01/23	517,271
6,400,000	5.875		10/15/27	5,568,000
Brookfield Residential Properties, Inc. (B+/B1)(d)(e)
3,000,000	6.125		07/01/22	3,011,250
5,000,000	6.375		05/15/25	4,943,750
Lennar Corp. (BB+/Ba1)(d)
5,000,000	4.750		11/15/22	4,975,000
3,000,000	5.875		11/15/24	3,086,250
4,175,000	4.750		11/29/27	3,908,844
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/Ba3)
5,000,000	5.875		06/15/24	4,931,250
William Lyon Homes, Inc. (B+/B2)(d)
400,000	7.000		08/15/22	407,000
10,000,000	6.000	(e)	09/01/23	9,800,000
1,850,000	5.875		01/31/25	1,739,000

				49,467,365

Insurance – 0.8%
Fidelity & Guaranty Life Holdings, Inc. (BB+/Ba2)(d)(e)
7,550,000	5.500		05/01/25	7,323,500
USIS Merger Sub, Inc. (CCC+/Caa2)(d)(e)
3,500,000	6.875		05/01/25	3,482,500
Wand Merger Corp. (NR/NR)
8,750,000	8.125		07/15/23	8,870,313

				19,676,313

Internet – 1.1%
Netflix, Inc. (B+/Ba3)(e)
21,300,000	4.875		04/15/28	20,261,625
Symantec Corp. (BB+/Baa3)(d)(e)
3,000,000	5.000		04/15/25	2,899,143
VeriSign, Inc. (BBB-/Ba2)(d)
5,600,000	4.750		07/15/27	5,376,000

				28,536,768

Iron/Steel – 1.6%
AK Steel Corp. (BB-/B1)(d)
4,350,000	7.500		07/15/23	4,551,187
Cleveland-Cliffs, Inc. (B/B2)(d)
9,300,000	5.750		03/01/25	8,811,750
Cleveland-Cliffs, Inc. (CCC+/Caa1)
3,887,000	5.900		03/15/20	3,906,435
3,000,000	4.800		10/01/20	2,943,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Iron/Steel – (continued)
Steel Dynamics, Inc. (BB+/Ba1)(d)
$5,000,000	5.125%		10/01/21	$ 5,050,000
2,850,000	5.250		04/15/23	2,867,813
United States Steel Corp. (B/B2)(d)
13,000,000	6.875		08/15/25	13,065,000

				41,195,935

Leisure Time(d)(e) – 0.4%
Viking Cruises Ltd. (NR/B3)
3,730,000	5.875		09/15/27	3,534,175
VOC Escrow Ltd. (BB-/Ba2)
7,100,000	5.000		02/15/28	6,709,500

				10,243,675

Lodging – 2.8%
Hilton Domestic Operating Co., Inc. (NR/Ba2)(d)(e)
7,600,000	5.125		05/01/26	7,410,000
MGM Resorts International (BB-/Ba3)
23,100,000	8.625		02/01/19	23,735,250
2,700,000	6.750		10/01/20	2,835,000
17,000,000	6.625		12/15/21	17,892,500
13,000,000	7.750		03/15/22	14,137,500
5,450,000	5.750	(d)	06/15/25	5,422,750

				71,433,000

Machinery - Construction & Mining(d)(e) – 0.3%
BlueLine Rental Finance Corp./BlueLine Rental LLC (B/Caa1)
7,600,000	9.250		03/15/24	8,084,500

Machinery-Diversified(d)(e) – 0.8%
Mueller Water Products, Inc. (BB/Ba3)
5,300,000	5.500		06/15/26	5,326,500
RBS Global, Inc./Rexnord LLC (B+/B3)
5,750,000	4.875		12/15/25	5,433,750
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC+/Caa2)
10,200,000	7.750		04/15/26	9,486,000

				20,246,250

Media – 10.9%
Altice Financing SA (B+/B1)(d)(e)
12,000,000	6.625		02/15/23	11,790,000
20,000,000	7.500		05/15/26	19,300,000
Altice Finco SA (CCC+/B3)(d)(e)
7,250,000	8.125		01/15/24	7,259,062
Altice France SA (B/B1)(d)(e)
10,800,000	6.000		05/15/22	10,867,500
9,105,000	7.375		05/01/26	8,888,756
Altice Luxembourg SA (B-/B3)(d)(e)
9,550,000	7.750		05/15/22	9,239,625
Altice US Finance I Corp. (BB/Ba3)(d)(e)
22,000,000	5.500		05/15/26	21,175,000
AMC Networks, Inc. (NR/Ba3)(d)
5,000,000	5.000		04/01/24	4,912,500
AMC Networks, Inc. (BB/Ba3)(d)
3,800,000	4.750		08/01/25	3,648,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)(e)
$10,000,000	5.875%		04/01/24	$ 10,025,000
18,000,000	5.750		02/15/26	17,640,000
3,555,000	5.500		05/01/26	3,439,463
7,500,000	5.875		05/01/27	7,312,500
12,290,000	5.000		02/01/28	11,260,712
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B/Caa1)(d)(e)
2,150,000	7.750		07/15/25	2,246,750
CSC Holdings LLC (B-/B2)
7,600,000	8.625		02/15/19	7,818,500
10,000,000	10.125	(d)(e)	01/15/23	11,025,000
2,650,000	5.250		06/01/24	2,504,250
CSC Holdings LLC (BB-/Ba2)(d)(e)
8,500,000	5.500		04/15/27	8,117,500
DISH DBS Corp. (B/B1)
10,000,000	7.875		09/01/19	10,375,000
11,400,000	6.750		06/01/21	11,400,000
3,200,000	5.875		07/15/22	2,992,000
12,850,000	7.750		07/01/26	11,227,687
Gray Television, Inc. (B+/B2)(d)(e)
500,000	5.875		07/15/26	474,375
Meredith Corp. (B/B3)(d)(e)
10,650,000	6.875		02/01/26	10,490,250
Nexstar Broadcasting, Inc. (B+/B3)(d)(e)
6,750,000	5.625		08/01/24	6,522,188
Sirius XM Radio, Inc. (BB/Ba3)(d)(e)
18,350,000	5.000		08/01/27	17,111,375
The E.W. Scripps Co. (BB-/B1)(d)(e)
1,575,000	5.125		05/15/25	1,476,563
Univision Communications, Inc. (BB-/B2)(d)(e)
6,150,000	5.125		05/15/23	5,919,375
UPCB Finance IV Ltd. (BB/Ba3)(d)(e)
8,000,000	5.375		01/15/25	7,560,000
Virgin Media Secured Finance PLC (BB-/Ba3)(d)(e)
12,000,000	5.500		08/15/26	11,265,000

				275,283,931

Media - Cable(c)(g) – 0.0%
Adelphia Communications Corp. (NR/NR)
2,000,000	10.250		06/15/49	—

Metal Fabricate & Hardware(d) – 1.0%
Novelis Corp. (B+/B2)(e)
4,800,000	6.250		08/15/24	4,794,000
8,950,000	5.875		09/30/26	8,558,438
Park-Ohio Industries, Inc. (B/B3)
12,550,000	6.625		04/15/27	12,801,000

				26,153,438

Mining(d) – 2.3%
Alcoa Nederland Holding BV (BB+/Ba1)(e)
3,050,000	7.000		09/30/26	3,239,344
2,900,000	6.125		05/15/28	2,918,125
Constellium NV (B-/B3)(e)
5,250,000	5.750		05/15/24	5,099,062
3,200,000	6.625		03/01/25	3,216,000
FMG Resources August 2006 Pty Ltd. (BB+/Ba1)(e)
7,500,000	5.125		03/15/23	7,335,967
Freeport-McMoRan, Inc. (BB-/Ba2)
13,500,000	3.550		03/01/22	12,791,250
2,900,000	5.400		11/14/34	2,631,750
Hudbay Minerals, Inc. (B+/B3)(e)
5,000,000	7.250		01/15/23	5,168,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Mining(d) – (continued)
New Gold, Inc. (B/B3)(e)
$5,000,000	6.250%		11/15/22	$ 5,050,000
Teck Resources Ltd. (BB+/Ba2)
4,000,000	6.000		08/15/40	3,895,000
5,600,000	5.200		03/01/42	4,907,000
1,250,000	5.400		02/01/43	1,123,438

				57,375,686

Oil Field Services – 9.4%
Antero Resources Corp. (BB+/Ba3)(d)
7,700,000	5.375		11/01/21	7,777,000
1,300,000	5.625		06/01/23	1,317,875
California Resources Corp. (CCC+/Caa2)(d)(e)
3,500,000	8.000		12/15/22	3,176,250
California Resources Corp. (CCC-/Caa3)(d)
3,600,000	6.000		11/15/24	2,925,000
Carrizo Oil & Gas, Inc. (B+/B3)(d)
662,000	7.500		09/15/20	665,310
Chesapeake Energy Corp. (CCC+/Caa1)
1,800,000	5.375	(d)	06/15/21	1,773,000
6,600,000	5.750		03/15/23	6,270,000
2,950,000	8.000	(d)	01/15/25	2,997,938
3,350,000	8.000	(d)	06/15/27	3,408,625
CrownRock LP/CrownRock Finance, Inc. (BB-/B3)(d)(e)
7,500,000	5.625		10/15/25	7,200,000
Denbury Resources, Inc. (B/Caa1)(d)(e)
3,700,000	9.000		05/15/21	3,912,750
Ensco PLC (BB-/B3)
3,400,000	7.750		02/01/26	3,255,500
3,100,000	5.750	(d)	10/01/44	2,197,125
EP Energy LLC/Everest Acquisition Finance, Inc. (CCC-/Caa2)(d)(e)
2,900,000	9.375		05/01/24	2,381,625
EP Energy LLC/Everest Acquisition Finance, Inc. (CCC-/Caa3)(d)
1,450,000	9.375		05/01/20	1,428,250
Exterran Energy Solutions LP/EES Finance Corp. (B+/NR)(d)
5,250,000	8.125		05/01/25	5,565,000
Gulfport Energy Corp. (BB-/B1)(d)
3,300,000	6.000		10/15/24	3,163,875
7,500,000	6.375		05/15/25	7,293,750
3,200,000	6.375		01/15/26	3,084,000
Halcon Resources Corp. (CCC+/Caa1)(d)
10,300,000	6.750		02/15/25	9,630,500
Jagged Peak Energy LLC (B/B3)(d)(e)
5,500,000	5.875		05/01/26	5,410,625
Jones Energy Holdings LLC/Jones Energy Finance Corp. (NR/Caa3)(d)
3,600,000	6.750		04/01/22	2,187,000
Laredo Petroleum, Inc. (B+/B2)(d)
5,000,000	5.625		01/15/22	4,925,000
5,150,000	6.250		03/15/23	5,124,250
MEG Energy Corp. (BB+/B3)(d)(e)
3,550,000	6.500		01/15/25	3,541,125
MEG Energy Corp. (BB-/Caa2)(d)(e)
3,600,000	6.375		01/30/23	3,348,000
4,950,000	7.000		03/31/24	4,622,063
Nabors Industries, Inc. (BB/Ba3)
5,000,000	0.750		01/15/24	3,931,300
Noble Holding International Ltd. (NR/NR)(d)(e)
4,565,000	7.875		02/01/26	4,701,950
Noble Holding International Ltd. (B/Caa1)(d)(f)
5,000,000	7.750		01/15/24	4,718,750

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
Oasis Petroleum, Inc. (BB-/B3)(d)
$6,741,000	6.875%		03/15/22	$ 6,858,967
Parsley Energy LLC/Parsley Finance Corp. (BB-/B2)(d)(e)
6,750,000	5.625		10/15/27	6,699,375
Precision Drilling Corp. (BB/B3)(d)
4,900,000	7.750		12/15/23	5,157,250
QEP Resources, Inc. (BB+/Ba3)(d)
12,765,000	5.625		03/01/26	12,222,487
Range Resources Corp. (BB+/Ba3)(d)
4,500,000	4.875		05/15/25	4,230,000
Rowan Cos., Inc. (B/B2)(d)
1,800,000	7.375		06/15/25	1,746,000
4,550,000	5.400		12/01/42	3,276,000
Sanchez Energy Corp. (B-/Caa1)(d)
3,500,000	6.125		01/15/23	2,371,250
SM Energy Co. (BB-/B2)(d)
8,000,000	6.500		11/15/21	8,180,000
450,000	5.000		01/15/24	423,000
5,750,000	6.750		09/15/26	5,764,375
Transocean, Inc. (NR/B3)(d)(e)
5,700,000	7.500		01/15/26	5,785,500
Transocean, Inc. (B/Caa2)
10,000,000	7.500		04/15/31	9,275,000
Trinidad Drilling Ltd. (BB-/B3)(d)(e)
7,750,000	6.625		02/15/25	7,459,375
USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)(d)(e)
5,900,000	6.875		04/01/26	6,099,125
Weatherford International Ltd. (B-/Caa1)
3,200,000	7.750	(d)	06/15/21	3,280,000
10,100,000	6.500		08/01/36	7,903,250
Whiting Petroleum Corp. (NR/NR)(d)(e)
6,800,000	6.625		01/15/26	6,995,500
WPX Energy, Inc. (BB-/B1)(d)
5,000,000	8.250		08/01/23	5,650,000
3,350,000	5.250		09/15/24	3,299,750
3,500,000	5.750		06/01/26	3,482,500

				238,092,140

Packaging – 1.2%
ARD Finance SA (B-/Caa2)(d)(h)(PIK 7.875%, Cash 7.125%)
2,600,000	7.125		09/15/23	2,593,500
Ardagh Packaging Finance PLC (B/B3)(d)(e)
6,100,000	6.000		06/30/21	6,176,250
BWAY Holding Co. (CCC+/Caa2)(d)(e)
4,600,000	7.250		04/15/25	4,485,000
Multi-Color Corp. (B+/B2)(d)(e)
4,900,000	4.875		11/01/25	4,544,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)(d)
3,115,681	5.750		10/15/20	3,115,681
3,586,661	6.875		02/15/21	3,622,528
6,850,000	5.125	(e)	07/15/23	6,764,375
Smurfit-Stone Container Corp. (NR/NR)(c)(g)
8,500,000	8.000		03/15/17	—
Stone Container Finance Co. of Canada II (NR/WR)(c)(d)(g)
2,250,000	7.375		07/15/14	—

				31,302,084

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Paper(c)(g) – 0.0%
Jefferson Smurfit Corp. (NR/NR)
$1,750,000	0.750%		06/01/13	$ —
6,000,000	8.250		10/01/49	—
NewPage Corp. (NR/NR)
10,050,000	1.000		12/31/49	—

				—

Pharmaceuticals(d)(e) – 3.1%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (CCC+/B3)
10,200,000	6.000		07/15/23	8,389,500
Valeant Pharmaceuticals International, Inc. (B-/Caa1)
10,600,000	7.500		07/15/21	10,772,250
7,300,000	6.750		08/15/21	7,382,125
2,950,000	7.250		07/15/22	3,021,272
24,550,000	5.875		05/15/23	22,984,937
7,100,000	9.250		04/01/26	7,384,000
Valeant Pharmaceuticals International, Inc. (BB-/Ba3)
5,000,000	7.000		03/15/24	5,237,500
12,300,000	5.500		11/01/25	12,115,500

				77,287,084

Pipelines – 3.1%
Cheniere Corpus Christi Holdings LLC (BB-/Ba3)(d)
6,000,000	5.125		06/30/27	5,940,000
Cheniere Energy Partners LP (BB/Ba2)(d)(e)
12,665,000	5.250		10/01/25	12,332,544
CNX Midstream Partners LP/CNX Midstream Finance Corp. (BB-/B3)(d)(e)
7,650,000	6.500		03/15/26	7,420,500
DCP Midstream Operating LP (BB/Ba2)(e)
6,650,000	9.750		03/15/19	6,924,312
950,000	6.750		09/15/37	1,009,375
Energy Transfer Equity LP (BB-/Ba2)
4,000,000	7.500		10/15/20	4,265,000
3,400,000	4.250	(d)	03/15/23	3,272,500
5,000,000	5.875	(d)	01/15/24	5,125,000
Genesis Energy LP/Genesis Energy Finance Corp. (BB-/B1)(d)
3,611,000	6.000		05/15/23	3,543,294
10,000,000	6.500		10/01/25	9,600,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (BB-/B1)(d)
7,500,000	5.750		04/15/25	7,125,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB-/Ba3)(d)
1,000,000	5.250		05/01/23	1,000,000
4,100,000	5.875	(e)	04/15/26	4,120,500
4,500,000	5.375		02/01/27	4,365,000
2,650,000	5.000	(e)	01/15/28	2,464,500

				78,507,525

Real Estate Investment Trust(d) – 2.4%
Equinix, Inc. (BB+/B1)
7,000,000	5.750		01/01/25	7,070,000
4,600,000	5.875		01/15/26	4,646,000
5,650,000	5.375		05/15/27	5,635,875
iStar, Inc. (BB-/B1)
3,480,000	4.625		09/15/20	3,427,800
6,500,000	6.000		04/01/22	6,483,750

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust(d) – (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)
$10,500,000	5.625%		05/01/24	$ 10,618,125
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
15,000,000	5.000		10/15/27	14,325,000
Starwood Property Trust, Inc. (BB-/Ba3)(e)
9,500,000	4.750		03/15/25	9,167,500

				61,374,050

Retailing(d) – 1.5%
1011778 BC ULC/New Red Finance, Inc. (B-/B3)(e)
7,000,000	5.000		10/15/25	6,615,000
Beacon Roofing Supply, Inc. (B+/B3)(e)
7,000,000	4.875		11/01/25	6,440,000
JC Penney Corp., Inc. (B-/B3)(e)
3,800,000	8.625		03/15/25	3,220,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (BB/B1)(e)
12,000,000	5.250		06/01/26	11,820,000
New Red Finance, Inc. (B+/Ba3)(e)
4,650,000	4.250		05/15/24	4,417,500
Yum! Brands, Inc. (B+/B2)
7,476,000	5.350		11/01/43	6,532,155

				39,045,155

Semiconductors – 0.5%
Advanced Micro Devices, Inc. (B/B3)
3,000,000	7.500		08/15/22	3,315,000
4,000,000	7.000	(d)	07/01/24	4,210,000
Qorvo, Inc. (BB+/Ba1)(d)
4,300,000	7.000		12/01/25	4,638,625

				12,163,625

Software(d) – 1.7%
BMC Software Finance, Inc. (CCC+/Caa2)(e)
10,000,000	8.125		07/15/21	10,212,500
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (B-/B3)(e)
10,000,000	5.750		03/01/25	9,400,000
CURO Financial Technologies Corp. (B-/Caa1)(e)
6,714,000	12.000		03/01/22	7,284,690
Fair Isaac Corp. (BB+/Ba2)(e)
2,300,000	5.250		05/15/26	2,305,750
Nuance Communications, Inc. (BB-/Ba3)
4,286,000	5.375	(e)	08/15/20	4,286,000
3,500,000	5.625		12/15/26	3,421,250
Open Text Corp. (BB+/Ba2)(e)
5,000,000	5.875		06/01/26	5,112,500

				42,022,690

Storage/Warehousing(d)(e) – 0.2%
Algeco Global Finance PLC (B-/B2)
5,000,000	8.000		02/15/23	5,062,500

Telecommunication Services – 11.8%
CenturyLink, Inc. (B+/B2)
9,350,000	6.450		06/15/21	9,607,125
2,150,000	7.500	(d)	04/01/24	2,214,500
5,680,000	6.875		01/15/28	5,197,200
6,000,000	7.600		09/15/39	4,995,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunication Services – (continued)
Digicel Group Ltd. (NR/Caa1)(d)(e)
$14,350,000	8.250%		09/30/20	$ 10,547,250
5,000,000	7.125		04/01/22	3,300,000
Digicel Ltd. (NR/B1)(d)(e)
390,000	6.000		04/15/21	351,975
14,590,000	6.750		03/01/23	12,109,700
Frontier Communications Corp. (B+/B3)(d)(e)
6,650,000	8.500		04/01/26	6,417,250
Frontier Communications Corp. (B-/Caa1)
8,300,000	7.625		04/15/24	5,727,000
8,000,000	11.000	(d)	09/15/25	6,390,000
Intelsat Connect Finance SA (CCC-/Ca)(d)(e)
9,000,000	12.500		04/01/22	8,887,500
Intelsat Jackson Holdings SA (CCC+/Caa2)(d)
5,000,000	7.250		10/15/20	4,956,250
5,450,000	7.500		04/01/21	5,409,125
10,950,000	9.750	(e)	07/15/25	11,552,250
Level 3 Financing, Inc. (BB/Ba3)(d)
3,150,000	5.375		05/01/25	3,055,500
10,800,000	5.250		03/15/26	10,300,500
Nokia of America Corp. (NR/WR)
5,000,000	6.450		03/15/29	5,150,000
Nokia OYJ (BB+/Ba1)
5,585,000	4.375		06/12/27	5,227,878
SoftBank Group Corp. (BB+/Ba1)(d)(f)
3,300,000	5.125		09/19/27	3,056,625
Sprint Capital Corp. (B/B3)
8,150,000	8.750		03/15/32	8,720,500
Sprint Communications, Inc. (B/B3)
5,000,000	7.000		08/15/20	5,175,000
14,700,000	11.500		11/15/21	17,346,000
Sprint Communications, Inc. (B+/B1)(e)
7,000,000	9.000		11/15/18	7,140,000
Sprint Corp. (B/B3)
22,150,000	7.250		09/15/21	23,036,000
23,000,000	7.875		09/15/23	23,862,500
3,900,000	7.625	(d)	02/15/25	3,978,000
8,500,000	7.625	(d)	03/01/26	8,648,750
T-Mobile USA, Inc. (BB+/Ba2)(d)
1,400,000	4.000		04/15/22	1,386,000
7,050,000	6.500		01/15/26	7,270,313
100,000	4.500		02/01/26	93,375
Telecom Italia Capital SA (BB+/Ba1)
14,850,000	7.200		07/18/36	15,295,500
16,400,000	7.721		06/04/38	17,753,000
Wind Tre SpA (BB-/B1)(d)(e)
32,350,000	5.000		01/20/26	25,475,625
Windstream Services LLC/Windstream Finance Corp. (B+/Caa1)(d)(e)
9,500,000	8.625		10/31/25	9,001,250

				298,634,441

Transportation(d)(e) – 0.2%
Neovia Logistics Services LLC/SPL Logistics Finance Corp. (CCC+/Caa1)
5,150,000	8.875		08/01/20	4,364,625

Trucking & Leasing(e) – 0.3%
Park Aerospace Holdings Ltd. (BB/Ba3)
2,750,000	3.625	(d)	03/15/21	2,660,625
850,000	5.250		08/15/22	846,863

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Trucking & Leasing(e) – (continued)
Park Aerospace Holdings Ltd. (BB/Ba3) – (continued)
$3,700,000	4.500	%(d)	03/15/23	$ 3,524,250
				7,031,738

TOTAL CORPORATE OBLIGATIONS (Cost $2,324,323,216)				$2,295,461,174

Shares	Description	Value
Common Stocks – 0.9%
Auto Components – 0.0%
1,227	Lear Corp.	$ 227,989

Beverages(g) – 0.0%
19	Crimson Wine Group Ltd.	176

Capital Markets(g) – 0.0%
28,148	Motors Liquidation Co.	278,842

Diversified Financial Services – 0.0%
190	Jefferies Financial Group, Inc.	4,321

Health Care Services(c)(g) – 0.0%
3,874	CB Paracelsus Healthcare	—

Media(c)(g) – 0.0%
21	New Cotai Class B Shares	—

Oil, Gas & Consumable Fuels(g) – 0.9%
1,198,915	Berry Petroleum Corp.(j)	14,701,322
670,713	Blue Ridge Mountain Resources, Inc.(j)	4,024,278
164,196	Chaparral Energy, Inc. Class A	3,029,416
89,992	Chaparral Energy, Inc. Class B	1,579,360

		23,334,376

Paper & Forest Products(c)(g) – 0.0%
2,500	Port Townsend Holdings Co., Inc.	—

Pharmaceuticals(c)(g) – 0.0%
40	Dawn Holdings, Inc.	—
10	Nycomed	—

		—

TOTAL COMMON STOCKS (Cost $30,318,605)		$ 23,845,704

Shares	Rate	Value
Preferred Stocks – 0.7%
Energy - Exploration & Production(j)(k) – 0.6%
Berry Petroleum Corp.
1,121,729	0.000%	$ 14,956,013

Media(h)(l) – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750	2,109,800

TOTAL PREFERRED STOCKS — 0.7% (Cost $14,313,961)		$ 17,065,813

Units	Expiration Date	Value
Warrant(g) – 0.0%
Lender Process Services, Inc. (NR/NR)(c)
14,274	12/31/20	$ —
TBS International Ltd. (NR/NR)(c)
12,063	02/07/14	—
TBS International Ltd. (NR/NR)(c)
2,807	02/07/15	—
TBS International Ltd. (NR/NR)(c)
3,311	02/07/15	—
True Religion (NR/NR)
1,536		—
True Religion (NR/NR)
7,229		—

TOTAL WARRANT (Cost $21,898,892)		$ —

Shares	Distribution Rate	Value
Investment Company(m) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
982,239	1.869%	$ 982,239
(Cost $982,239)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,490,672,705)		$2,435,125,873

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(k) – 1.3%
Commercial Paper – 1.3%
AT&T, Inc. (NR/NR)
$5,900,000	0.000%	10/09/18	$ 5,856,035
6,812,000	0.000	10/05/18	6,763,230
Mondelez International, Inc. (NR/NR)
12,100,000	0.000	10/02/18	12,018,098
VW Credit, Inc. (NR/NR)
9,650,000	0.000	09/20/18	9,593,778

TOTAL SHORT-TERM INVESTMENTS (Cost $34,231,582)			$ 34,231,141

TOTAL INVESTMENTS — 97.5% (Cost $2,524,904,287)			$2,469,357,014

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (0.6)%
Reverse Repurchase Agreements – (0.6)%
Barclays Reverse Repurchase Agreement (NR/NR)
$(4,563,000)	(0.250)%	07/02/18	$ (4,563,000)
(5,522,250)	(0.250)	07/02/18	(5,522,250)
(952,500)	(10.000)	07/02/18	(952,500)

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (continued)
Reverse Repurchase Agreements – (continued)
Barclays Reverse Repurchase Agreement (NR/NR) – (continued)
$(719,063)	(10.000)%	07/02/18	$ (719,063)
(1,876,800)	(3.250)	07/02/18	(1,876,800)
First Boston Reverse Repurchase Agreement (NR/NR)
(2,660,625)	(0.250)	07/02/18	(2,660,625)

TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(16,294,238))			$ (16,294,238)

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%			79,073,198

NET ASSETS – 100.0%			$2,532,135,974

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on June 30, 2018. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,151,729,489, which represents approximately 45.5% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2018, the value of securities pledged amounted to $15,993,313.

(g)	Security is currently in default and/or non-income producing.

(h)	Pay-in-kind securities.

(i)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2018.

(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $33,681,613, which represents approximately 1.3% of the Fund’s net assets as of June 30, 2018.

Restricted Security	Acquisition Date	Cost
Berry Petroleum Corp. (Preferred Stocks)	05/06/16 - 08/18/16	$11,271,617
Berry Petroleum Corp. (Common Stocks)	03/01/17	13,767,282
Blue Ridge Mountain Resources (Common Stocks)	02/27/17 - 03/03/17	6,692,580

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2018.

(m)	Represents an Affiliated Issuer.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	20	09/19/18	$3,191,250	$65,236
2 Year U.S. Treasury Notes	338	09/28/18	71,597,906	(48,436)
5 Year U.S Treasury Notes	1,329	09/28/18	150,997,243	267,718

Total				$284,518

Short position contracts:
Eurodollars	(38)	12/17/18	(9,249,200)	69,295
Eurodollars	(134)	06/17/19	(32,543,575)	286,201
Eurodollars	(719)	12/14/20	(174,393,450)	45,696
Ultra 10 Year U.S. Treasury Notes	(318)	09/19/18	(40,778,531)	(425,379)
10 Year U.S Treasury Notes	(1,106)	09/19/18	(132,927,375)	(550,759)
20 Year U.S. Treasury Bonds	(174)	09/19/18	(25,230,000)	(362,758)

Total				$(937,704)

TOTAL				$(653,186)

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – 89.7%
Aerospace(b) – 0.8%
TransDigm, Inc. (B+/Ba2)
(1M LIBOR + 2.500%)
$13,224,529	4.594%	06/09/23	$ 13,131,957
(1M LIBOR + 2.500%)
5,424,099	4.594	05/30/25	5,377,507
(3M LIBOR + 2.500%)
14,892,011	4.594	08/22/24	14,767,960

			33,277,424

Airlines(b) – 0.2%
Air Canada (BBB-/Ba1)(3M LIBOR + 2.000%)
10,073,875	4.094	10/06/23	10,091,504

Automotive - Distributor(b) – 0.2%
American Axle & Manufacturing, Inc. (BB/Ba2)(1M LIBOR + 2.250%)
8,889,625	4.350	04/06/24	8,841,443

Automotive - Parts – 1.3%
CS Intermediate Holdco 2 LLC (BBB-/Ba1)(b)(3M LIBOR + 2.000%)
4,665,673	4.334	11/02/23	4,657,882
Gates Global LLC (B+/B1)(b)(3M LIBOR + 2.750%)
20,650,431	5.084	04/01/24	20,617,184
Mavis Tire Express Services Corp. (B/B1)(b)
(1M LIBOR + 3.250%)
11,995,986	5.334	03/20/25	11,876,026
(3M LIBOR + 1.000%)
105,795	1.000	03/20/25	105,682
Navistar International Corp. (B+/Ba3)(b)(1M LIBOR + 3.500%)
2,942,625	5.530	11/06/24	2,940,800
Tenneco, Inc. (BB/Ba2)
17,300,000	2.750	06/14/25	17,116,274

			57,313,848

Building Materials(b) – 2.0%
American Builders & Contractors Supply Co., Inc. (BB+/B1)(1M LIBOR + 2.000%)
28,677,489	4.094	10/31/23	28,410,215
Beacon Roofing Supply, Inc. (BB+/B1)(1M LIBOR + 2.250%)
6,384,000	4.280	01/02/25	6,338,801
CPG International, Inc. (B/B2)(6M LIBOR + 3.750%)
13,720,980	6.251	05/03/24	13,698,066
Forterra Finance LLC (B-/B3)(1M LIBOR + 3.000%)
4,880,525	5.094	10/25/23	4,550,065
Hayward Industries, Inc. (B/B3)(1M LIBOR + 3.500%)
2,977,500	5.594	08/05/24	2,979,376
HD Supply, Inc. (BBB-/Ba2)(3M LIBOR + 2.250%)
1,566,194	4.344	08/13/21	1,568,544
Janus International Group LLC (B+/B2)(1M LIBOR + 3.000%)
5,960,063	5.094	02/12/25	5,855,761
Jeld-Wen, Inc. (BB+/Ba2)(3M LIBOR + 2.000%)
6,567,000	4.334	12/14/24	6,538,302
LBM Borrower LLC (B+/B3)(1M LIBOR + 3.750%)
14,013,265	5.847	08/20/22	14,004,577
Mannington Mills, Inc. (BB-/B1)(3M LIBOR + 3.750%)
3,140,288	6.084	10/01/21	3,154,042

			87,097,749

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Capital Goods - Others(b) – 0.1%
Columbus McKinnon Corp. (B+/Ba3)(3M LIBOR + 2.500%)
$2,402,197	4.834%	01/31/24	$ 2,384,181

Chemicals(b) – 2.6%
Alpha 3 BV (B/B1)(1 Week LIBOR + 3.000%)
14,015,910	5.334	01/31/24	13,934,198
Axalta Coating Systems US Holdings, Inc. (BBB-/Ba1)(3M LIBOR + 1.750%)
28,659,448	4.084	06/01/24	28,480,327
Cyanco Intermediate Corp. (CCC+/Caa1)(c)
2,481,063	9.594	02/15/26	2,406,631
Cyanco Intermediate Corp. (B/B2)(3M LIBOR + 3.500%)
6,433,875	5.594	02/15/25	6,409,748
Emerald Performance Materials LLC (B/B1)(1M LIBOR + 3.500%)
7,202,688	5.594	08/01/21	7,202,688
Emerald Performance Materials LLC (B-/Caa1)(1M LIBOR + 7.750%)
6,350,000	9.844	08/01/22	6,344,729
The Chemours Co. (BBB-/Baa3)(1M LIBOR + 1.750%)
8,244,321	3.850	04/03/25	8,130,962
Tronox Blocked Borrower LLC (BB-/Ba3)(1M LIBOR + 3.000%)
2,472,857	5.094	09/22/24	2,470,384
Tronox Finance LLC (BB-/Ba3)(1M LIBOR + 3.000%)
5,706,592	5.094	09/22/24	5,700,885
Univar, Inc. (BB/B1)(1M LIBOR + 2.500%)
30,455,027	4.594	07/01/24	30,362,444

			111,442,996

Construction Machinery(b) – 1.0%
Accudyne Industries LLC (B/B3)(1M LIBOR + 3.750%)
19,774,123	5.344	08/18/24	19,709,264
Milacron LLC (B/B2)(1M LIBOR + 2.750%)
8,944,950	4.594	09/28/23	8,877,863
Pisces Midco, Inc. (B/B2)(3M LIBOR + 3.750%)
14,350,000	6.089	04/12/25	14,305,228

			42,892,355

Consumer Cyclical Services(b) – 0.1%
Prometric Holdings, Inc. (B/B1)(3M LIBOR + 3.000%)
3,042,375	5.100	01/29/25	3,030,966
USS Ultimate Holdings, Inc. (B/B2)(1M LIBOR + 3.750%)
893,250	5.844	08/25/24	893,250

			3,924,216

Consumer Cyclical Services - Business(b) – 1.3%
Advantage Sales & Marketing, Inc. (CCC+/Caa1)(1M LIBOR + 6.500%)
4,203,226	8.594	07/25/22	3,805,685
Advantage Sales & Marketing, Inc. (B/B1)(3M LIBOR + 3.250%)
15,378,645	5.344	07/23/21	14,504,061
Colorado Buyer, Inc. (B+/Ba3)(3M LIBOR + 3.000%)
11,755,440	5.360	05/01/24	11,731,929
Colorado Buyer, Inc. (CCC+/B3)(3M LIBOR + 7.250%)
2,875,000	9.610	05/01/25	2,864,219
Iron Mountain, Inc. (BB/Ba3)(1M LIBOR + 1.750%)
10,349,063	3.844	01/02/26	10,137,735
Tempo Acquisition LLC (B/B1)(1M LIBOR + 3.000%)
14,850,000	5.094	05/01/24	14,775,750

			57,819,379

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Consumer Products - Household & Leisure(b) – 1.5%
Bombardier Recreational Products, Inc. (BB/Ba3)(3M LIBOR + 2.000%)
	$15,513,115	4.090%	05/23/25	$ 15,369,618
Coty, Inc. (BB+/Ba2)
(1M EURIBOR + 2.500%)
EUR	3,175,000	2.500	04/05/25	3,665,459
(1M LIBOR + 2.250%)
	8,975,000	4.280	04/07/25	8,761,844
Diamond (BC) B.V. (B/B1)(6M LIBOR + 3.000%)
	10,198,751	5.097	09/06/24	9,994,776
Prestige Brands, Inc. (BB/Ba3)(1M LIBOR + 2.000%)
	15,638,974	4.094	01/26/24	15,583,612
Spectrum Brands, Inc. (BB/Ba1)(1M LIBOR + 2.000%)
	9,065,794	4.100	06/23/22	9,044,761

				62,420,070

Consumer Products - Non Durable – 0.7%
Alphabet Holding Co., Inc. (B-/B3)(b)(1M LIBOR + 3.500%)
	18,400,552	5.594	09/26/24	17,094,113
Alphabet Holding Co., Inc. (CCC/Caa2)(b)(1M LIBOR + 7.750%)
	9,600,000	9.844	09/26/25	7,780,032
Energizer Holdings, Inc. (BB+/Ba1)
	4,000,000	2.250	06/30/25	3,998,320

				28,872,465

Diversified Financial Services – 0.1%
The Edelman Financial Group (B/B1)
	5,850,000	3.250	06/08/27	5,839,061

Diversified Manufacturing – 4.3%
Atkore International, Inc. (BB-/B2)(b)(3M LIBOR + 2.750%)
	23,663,841	5.090	12/22/23	23,598,765
BakerCorp International, Inc. (CCC+/B2)(b)(3M LIBOR + 3.000%)
	22,450,756	5.359	02/07/20	22,128,139
Cortes NP Acquisition Corp. (B+/Ba3)(b)(1M LIBOR + 4.000%)
	25,212,284	6.001	11/30/23	25,023,192
CPM Holdings, Inc. (B/B1)(b)(1M LIBOR + 3.500%)
	7,142,759	5.594	04/11/22	7,205,258
Crosby US Acquisition Corp. (B-/Caa1)(b)(1M LIBOR + 3.000%)
	21,815,501	5.084	11/23/20	21,406,460
Dynacast International LLC (B/B1)(b)(3M LIBOR + 3.250%)
	5,189,963	5.584	01/28/22	5,170,501
Gardner Denver, Inc. (BB/B1)(b)(1M LIBOR + 2.750%)
	4,033,620	4.844	07/30/24	4,032,128
Global Brass & Copper, Inc. (BB/B1)(b)(c)(1M LIBOR + 2.500%)
	6,401,309	4.625	05/24/25	6,345,297
MKS Instruments, Inc. (BBB-/Ba1)(b)(1M LIBOR + 1.750%)
	4,065,410	3.844	05/01/23	4,065,410
Rexnord LLC (BB+/Ba2)(b)(1M LIBOR + 2.250%)
	14,655,398	4.341	08/21/24	14,627,993
Robertshaw US Holding Corp. (B/B1)(b)(1M LIBOR + 3.500%)
	10,508,663	5.625	02/28/25	10,482,391

Principal Amount	Interest Rate		Maturity Date	Value
Bank Loans(a) – (continued)
Diversified Manufacturing – (continued)
Robertshaw US Holding Corp. (CCC+/Caa1)(b)(1M LIBOR + 8.000%)
$4,650,000	10.125%		02/28/26	$ 4,580,250
Southwire Co. (BB+/Ba2)
5,550,000	2.000		05/15/25	5,540,732
Titan Acquisition Ltd./Titan Co-Borrower LLC (B/B2)(b)(1M LIBOR + 3.000%)
20,623,313	5.094		03/28/25	20,285,709
Zodiac Pool Solutions LLC (BB/Ba3)
10,650,000	2.250		03/31/25	10,601,223

				185,093,448

Energy(b) – 0.9%
Chesapeake Energy Corp. (BB-/B1)(3M LIBOR + 7.500%)
14,465,000	9.594		08/23/21	15,118,963
FTS International, Inc. (B/B3)(1M LIBOR + 4.750%)
5,306,208	6.844		04/16/21	5,317,245
MEG Energy Corp. (BB+/Ba3)(1M LIBOR + 3.500%)
11,561,320	5.600		12/31/23	11,552,649
Peabody Energy Corp. (BB/Ba3)(1M LIBOR + 2.750%)
5,385,522	4.844		03/31/25	5,341,845

				37,330,702

Entertainment – 2.2%
AMC Entertainment, Inc. (BB/Ba2)
3,037,512	3.000		12/15/22	3,024,238
(1M LIBOR + 2.250%)
7,146,101	4.323	(b)	12/15/23	7,114,872
Cedar Fair LP (BBB-/Ba1)(b)(1M LIBOR + 1.750%)
2,254,000	3.844		04/13/24	2,258,688
Crown Finance US, Inc. (BB-/B1)(b)(1M LIBOR + 2.500%)
20,648,250	4.594		02/28/25	20,478,728
Intrawest Resorts Holdings, Inc. (B/B2)(b)(1M LIBOR + 3.000%)
21,937,853	5.094		07/31/24	21,896,829
Lions Gate Entertainment Corp. (BB-/Ba2)(b)(1M LIBOR + 2.250%)
14,395,920	4.341		03/24/25	14,323,940
Metro-Goldwyn-Mayer Inc. (B-/Ba2)
4,275,000	5.500		07/03/26	4,232,250
Metro-Goldwyn-Mayer Inc. (BB/Ba2)
2,600,000	2.500		07/03/25	2,593,500
Sabre GLBL, Inc. (BB/Ba2)(b)(1M LIBOR + 2.000%)
19,650,999	4.094		02/22/24	19,598,728

				95,521,773

Environmental(b) – 1.2%
Core & Main LP (B+/B2)(3M LIBOR + 3.000%)
10,447,500	5.211		08/01/24	10,434,440
EnergySolutions LLC (B/B2)(3M LIBOR + 3.750%)
35,600,000	6.084		05/09/25	35,644,500
Wrangler Buyer Corp. (B/B1)(1M LIBOR + 2.750%)
5,102,929	4.844		09/27/24	5,087,620

				51,166,560

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Finance(b) – 1.5%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. (BBB-/Ba1)(1M LIBOR + 2.000%)
$61,411,312	4.088%	01/15/25	$ 60,617,878
Fortress Investment Group LLC (BB/Baa3)(1M LIBOR + 2.750%)
5,619,498	4.094	12/27/22	5,618,318

			66,236,196

Food & Beverages – 3.2%
C.H. Guenther & Son, Inc. (B/B2)(c)
11,500,000	4.844	03/31/25	11,442,500
Chobani LLC/Chobani Finance Corp., Inc. (B/B1)(b)(1M LIBOR + 3.500%)
10,640,008	5.594	10/10/23	10,640,008
Dole Food Co., Inc. (B-/B1)(b)(1M LIBOR + 2.750%)
5,606,250	4.780	04/06/24	5,573,229
High Liner Foods, Inc. (B+/B2)(b)(3M LIBOR + 3.250%)
8,590,614	5.562	04/24/21	8,289,942
Refresco Group BV (B+/B1)(b)(c)(3M LIBOR + 3.250%)
4,760,000	5.593	03/28/25	4,754,050
Shearer’s Foods, Inc. (B-/B3)(b)(3M LIBOR + 4.250%)
18,630,047	6.344	06/30/21	18,350,597
Shearer’s Foods, Inc. (CCC/Caa2)(b)(c)(3M LIBOR + 6.750%)
21,250,000	8.844	06/30/22	20,028,125
Sigma Bidco B.V. (B+/B1)
14,075,000	3.000	02/23/25	13,925,523
US Foods, Inc. (BBB-/Ba3)(b)(1M LIBOR + 2.000%)
43,051,852	4.094	06/27/23	42,971,345

			135,975,319

Food & Drug Retailers(b) – 2.0%
Albertsons LLC (BB-/Ba2)(3M LIBOR + 3.000%)
25,330,506	5.319	06/22/23	25,038,446
BJ’s Wholesale Club, Inc. (B/B2)
(1M LIBOR + 3.500%)
49,937,710	5.530	02/03/24	49,887,772
(1M LIBOR + 7.500%)
12,450,000	9.530	02/03/25	12,558,937

			87,485,155

Gaming – 1.8%
Caesars Entertainment Operating Co., Inc. (BB/Ba3)(b)(1M LIBOR + 2.000%)
18,905,000	4.094	10/06/24	18,747,521
CityCenter Holdings LLC (BB-/B1)(b)(1M LIBOR + 2.250%)
9,355,251	4.344	04/18/24	9,296,780
Eldorado Resorts LLC (BB/Ba2)(b)(3M LIBOR + 2.250%)
8,134,856	4.375	04/17/24	8,099,306
MGM Growth Properties LLC (BB+/Ba3)(b)(1M LIBOR + 2.000%)
23,325,196	4.094	04/25/23	23,186,644
Seminole Tribe of Florida (BBB/Baa2)(b)(1M LIBOR + 1.750%)
7,046,750	3.844	07/08/24	7,055,559
The Stars Group, Inc. (B+/NR)
10,000,000	3.500	07/28/25	9,975,000

			76,360,810

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Health Care - Pharmaceuticals(b) – 2.1%
Endo Luxembourg Finance Co. I S.A.R.L. (BB-/Ba2)(1M LIBOR + 4.250%)
$21,834,586	6.375%	04/29/24	$ 21,780,000
Grifols Worldwide Operations USA, Inc. (BB+/Ba2)(1 Week LIBOR + 2.250%)
33,423,037	4.238	01/31/25	33,423,037
Valeant Pharmaceuticals International, Inc. (BB-/Ba3)(1M LIBOR + 3.000%)
37,047,211	4.983	06/01/25	36,896,799

			92,099,836

Health Care - Services – 8.1%
21st Century Oncology Holdings, Inc. (NR/NR)(b)(3M LIBOR + 6.125%)
12,464,241	8.475	01/16/23	11,926,783
Air Medical Group Holdings, Inc. (B/B1)(b)
(1M LIBOR + 3.250%)
28,025,727	5.280	04/28/22	27,190,841
(1M LIBOR + 4.250%)
23,432,250	6.335	03/14/25	23,070,925
Air Methods Corp. (B+/B1)(b)(3M LIBOR + 3.500%)
15,147,392	5.834	04/21/24	14,498,932
American Renal Holdings, Inc. (B/B2)(b)(1M LIBOR + 3.250%)
11,409,750	5.344	06/21/24	11,349,164
Change Healthcare Holdings, Inc. (B+/Ba3)(b)(1M LIBOR + 2.750%)
33,433,624	4.844	03/01/24	33,302,898
Community Health Systems, Inc. (B-/B3)(b)
(3M LIBOR + 2.750%)
4,466,013	5.307	12/31/19	4,456,947
(3M LIBOR + 3.250%)
14,082,675	5.557	01/27/21	13,732,439
ExamWorks Group, Inc. (B/B1)(b)(1M LIBOR + 3.250%)
4,854,082	5.344	07/27/23	4,852,043
Gentiva Health Services, Inc. (B/B1)
8,000,000	3.750	06/02/25	7,940,000
HCA, Inc. (BBB-/Ba1)(b)
(1M LIBOR + 1.750%)
6,587,734	3.844	03/18/23	6,587,734
(3M LIBOR + 2.250%)
15,461,250	4.094	03/13/25	15,494,182
IQVIA, Inc. (BBB-/Ba1)(c)
5,300,000	1.750	06/07/25	5,247,000
MPH Acquisition Holdings LLC (B+/B1)(b)(3M LIBOR + 2.750%)
37,692,074	5.084	06/07/23	37,450,468
Parexel International Corp. (B/B1)(b)(1M LIBOR + 2.750%)
5,458,750	4.844	09/27/24	5,424,633
Sedgwick Claims Management Services, Inc. (B/B2)(b)(1M LIBOR + 2.750%)
15,401,942	4.844	03/01/21	15,302,445
Sedgwick Claims Management Services, Inc. (CCC+/Caa2)(b)(1M LIBOR + 5.750%)
11,100,758	7.844	02/28/22	11,135,503
Sterigenics-Nordion Holdings LLC (B/B1)(b)(1M LIBOR + 3.000%)
20,000,382	5.334	05/15/22	19,925,381
Team Health Holdings, Inc. (B/B2)(b)(1M LIBOR + 2.750%)
22,975,584	4.844	02/06/24	22,056,561
U.S. Renal Care, Inc. (B/B2)(b)(3M LIBOR + 4.250%)
52,163,549	6.552	12/31/22	51,359,187
U.S. Renal Care, Inc. (CCC+/Caa2)(b)(c)(3M LIBOR + 8.000%)
4,025,000	10.337	12/31/23	4,014,938

			346,319,004

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Home Construction(b) – 0.4%
Gyp Holdings III Corp. (BB-/B2)(1M LIBOR + 2.750%)
$8,500,000	4.844%	06/01/25	$ 8,429,195
U.S. Lumber Group LLC (B/B3)(1M LIBOR + 6.000%)
8,855,500	8.094	10/18/23	8,899,777

			17,328,972

Insurance(b) – 0.5%
USI, Inc. (B/B2)(3M LIBOR + 3.000%)
21,791,609	5.334	05/16/24	21,644,516

Lodging(b) – 0.7%
Caesars Resort Collection LLC (BB/Ba3)(1M LIBOR + 2.750%)
21,178,509	4.844	12/22/24	21,095,701
Four Seasons Holdings, Inc. (BB/B1)(1M LIBOR + 2.000%)
7,919,148	4.094	11/30/23	7,854,844

			28,950,545

Machinery(b) – 0.6%
Apergy Corp. (BB/Ba1)(1M LIBOR + 2.500%)
11,000,000	4.563	05/09/25	11,000,000
Clark Equipment Co. (BB-/Ba3)(3M LIBOR + 2.000%)
9,456,412	4.334	05/18/24	9,382,557
Waterjet Holdings, Inc. (B/B2)(c)(3M LIBOR + 3.000%)
6,175,000	5.331	04/03/25	6,144,125

			26,526,682

Media - Broadcasting & Radio – 5.9%
Ascend Learning LLC (B+/B2)(b)(1M LIBOR + 3.000%)
13,448,375	5.094	07/12/24	13,397,944
Cable One, Inc. (BBB-/Ba2)(b)(3M LIBOR + 1.750%)
4,950,000	4.090	05/01/24	4,956,188
Checkout Holding Corp. (CCC/B2)(b)(1M LIBOR + 3.500%)
15,224,320	5.594	04/09/21	9,515,200
EMI Music Publishing Ltd. (BB-/Ba3)(b)(1M LIBOR + 2.250%)
7,160,228	4.335	08/20/23	7,154,285
Getty Images, Inc. (CCC/B3)(b)(3M LIBOR + 3.500%)
27,982,402	5.594	10/18/19	26,979,793
iHeart Communications, Inc. (NR/WR)(b)
(3M LIBOR + 6.750%)
8,175,000	0.000	01/30/19	6,219,131
(3M LIBOR + 7.500%)
27,972,038	0.000	07/30/19	21,265,182
Meredith Corp. (BB/Ba2)(b)(1M LIBOR + 3.000%)
27,969,900	5.094	01/31/25	27,934,938
Mission Broadcasting, Inc. (BB+/Ba3)(b)(1M LIBOR + 2.500%)
1,958,286	4.483	01/17/24	1,954,350
Nexstar Broadcasting, Inc. (BB+/Ba3)(b)(1M LIBOR + 2.500%)
15,078,886	4.483	01/17/24	15,048,578
Renaissance Holding Corp. (B-/B2)(b)(3M LIBOR + 3.250%)
18,029,405	5.584	05/30/25	17,919,065
Renaissance Holding Corp. (CCC/Caa2)(b)(3M LIBOR + 7.000%)
2,525,000	9.334	05/29/26	2,506,063

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Media - Broadcasting & Radio – (continued)
Sesac Holdco II LLC (B+/B2)(b)(1M LIBOR + 3.000%)
$1,456,563	5.094%	02/23/24	$ 1,443,788
Sinclair Television Group, Inc. (BB+/Ba1)
29,150,000	2.500	12/12/24	29,022,614
Standard Media Group LLC (B+/NR)
9,575,000	5.000	06/21/25	9,563,031
The E.W. Scripps Co. (BB+/Baa3)(b)(1M LIBOR + 2.000%)
6,932,736	4.094	10/02/24	6,906,738
Tribune Media Co. (BB+/Ba3)(b)
(1M LIBOR + 3.000%)
952,474	5.094	12/27/20	952,474
(1M LIBOR + 3.000%)
11,871,374	5.094	01/27/24	11,841,696
Univision Communications, Inc. (BB-/B2)(b)(1M LIBOR + 2.750%)
37,700,195	4.844	03/15/24	36,396,522

			250,977,580

Media - Cable(b) – 4.9%
Altice Financing SA (B+/B1)
(3M LIBOR + 2.750%)
4,978,224	5.098	07/15/25	4,894,440
(3M LIBOR + 2.750%)
2,743,108	5.098	01/31/26	2,684,817
Charter Communications Operating LLC (BBB-/Ba1)(1M LIBOR + 2.000%)
54,731,601	4.100	04/30/25	54,611,739
Cogeco Communications, Inc. (BB-/B1)(1M LIBOR + 2.375%)
12,750,000	4.469	01/03/25	12,661,642
CSC Holdings LLC (BB-/Ba2)
(1M LIBOR + 2.250%)
24,628,929	4.323	07/17/25	24,444,212
(1M LIBOR + 2.500%)
29,100,000	4.573	01/25/26	28,978,653
GCI Holdings, Inc. (BB-/WR)(c)(1M LIBOR + 2.250%)
8,204,792	4.344	02/02/22	8,184,280
Numericable Group SA (B/B1)
(3M LIBOR + 2.750%)
16,265,426	4.844	07/31/25	15,902,381
(3M LIBOR + 3.000%)
22,654,762	5.348	01/31/26	22,242,219
Virgin Media Bristol LLC (BB-/Ba3)(1M LIBOR + 2.500%)
23,978,080	4.573	01/15/26	23,783,378
Ziggo Secured Finance BV (BB-/B1)(1M LIBOR + 2.500%)
9,525,000	4.573	04/15/25	9,411,938

			207,799,699

Media - Non Cable – 2.6%
McGraw-Hill Global Education Holdings LLC (B+/B1)(b)(1M LIBOR + 4.000%)
17,192,272	6.094	05/04/22	16,791,176
NEP/NCP Holdco, Inc. (B-/Caa1)(b)(1M LIBOR + 7.000%)
15,038,306	9.339	01/23/23	15,075,902

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Bank Loans(a) – (continued)
Media - Non Cable – (continued)
NEP/NCP Holdco, Inc. (B+/B2)(b)(3M EURIBOR + 3.000%)
EUR	5,841,248	3.750%		01/03/24	$ 6,770,248
NEP/NCP Holdco, Inc. (NR/B2)(b)(3M LIBOR + 3.250%)
	$31,346,879	5.344		07/21/22	31,176,979
Nielsen Finance LLC (BBB-/Ba1)(b)(1M LIBOR + 2.000%)
	11,390,793	4.046		10/04/23	11,373,934
SBA Senior Finance II LLC (BB/B1)
	19,500,799	2.000		04/11/25	19,354,543
WMG Acquisition Corp. (B+/Ba3)(b)(1M LIBOR + 2.125%)
	9,387,047	4.219		11/01/23	9,307,726

					109,850,508

Metals & Mining(b) – 1.4%
Aleris International, Inc. (B-/B3)(3M LIBOR + 4.750%)
	10,500,000	6.856		02/08/23	10,398,255
AMG Advanced Metallurgical Group NV (BB-/B1)(1M LIBOR + 3.000%)
	15,323,000	5.094		01/29/25	15,303,846
Hi-Crush Partners LP (B/B3)(1M LIBOR + 4.000%)
	12,736,000	6.100		12/16/24	12,696,264
U.S. Silica Co. (B+/B1)(1M LIBOR + 4.000%)
	8,753,063	6.125		05/01/25	8,739,933
Unimin Corp. (BB/Ba3)(3M LIBOR + 3.750%)
	11,600,000	6.050		06/01/25	11,592,808

					58,731,106

Packaging – 3.6%
Berry Global, Inc. (BBB-/Ba2)(b)
(1M LIBOR + 1.750%)
	17,435,295	3.921		01/06/21	17,391,707
(3M LIBOR + 1.750%)
	2,112,176	3.921		02/08/20	2,106,600
BWAY Holding Co. (B/B2)(b)(3M LIBOR + 3.250%)
	31,314,610	5.588		04/03/24	31,123,904
Charter NEX US Holdings, Inc. (B/B2)(b)(1M LIBOR + 3.000%)
	10,440,156	5.094		05/16/24	10,380,125
Consolidated Container Co. LLC (BB-/B2)(b)(1M LIBOR + 2.750%)
	10,247,692	4.844		05/22/24	10,227,196
Crown Holdings, Inc. (BB+/Baa2)(b)(3M LIBOR + 2.000%)
	5,225,000	4.312		01/29/25	5,222,805
Flex Acquisition Co., Inc. (B/B1)
	6,000,000	3.250		06/29/25	5,982,480
(3M LIBOR + 3.000%)
	4,677,750	5.308	(b)	12/29/23	4,653,613
Pro Mach Group, Inc. (B-/B2)(b)(1M LIBOR + 3.000%)
	14,463,750	5.025		03/07/25	14,261,257
Reynolds Group Holdings, Inc. (B+/B1)(b)(1M LIBOR + 2.750%)
	17,584,105	4.844		02/05/23	17,532,760
SIG Combibloc U.S. Acquisition, Inc. (B+/B1)(b)(1M LIBOR + 2.750%)
	19,687,901	4.844		03/13/22	19,667,426
Zacapa LLC (B-/B2)
	17,000,000	5.750		07/03/25	16,915,000

					155,464,873

Pipelines(b) – 0.5%
BCP Raptor LLC (B/B3)(2M LIBOR + 4.250%)
	20,792,057	6.421		06/24/24	20,298,246

Principal Amount	Interest Rate		Maturity Date	Value
Bank Loans(a) – (continued)
Real Estate Investment Trust – 0.8%
GGP, Inc. (NR/Ba3)
$10,400,000	2.500%		05/04/25	$ 10,205,000
iStar, Inc. (BB-/Ba2)
10,650,000	2.750		06/19/23	10,610,062
Realogy Corp. (BB+/Ba1)(b)(1M LIBOR + 2.250%)
11,961,638	4.296		02/08/25	11,924,318

				32,739,380

Restaurants(b) – 1.7%
1011778 B.C. Unlimited Liability Co. (B+/Ba3)(1M LIBOR + 2.250%)
55,567,350	4.344		02/16/24	55,289,513
IRB Holding Corp. (B/B1)(1M LIBOR + 3.250%)
6,733,125	5.255		02/05/25	6,738,713
NPC International, Inc. (B/B1)(1M LIBOR + 3.500%)
10,246,500	5.594		04/19/24	10,293,429

				72,321,655

Retailers – 2.2%
Academy Ltd. (CCC+/B3)(b)(3M LIBOR + 4.000%)
17,770,209	5.983		07/01/22	14,744,298
American Apparel (USA) LLC (NR/NR)(c)
730,781	0.000		12/31/18	337,130
(PIK + 0.000%)
575,178	0.000	(b)	02/05/20	231,622
Harbor Freight Tools USA, Inc. (BB-/Ba3)(b)(1M LIBOR + 2.500%)
18,285,276	4.594		08/18/23	18,182,512
JC Penney Corp., Inc. (B+/Ba3)(b)(3M LIBOR + 4.250%)
4,145,455	6.569		06/23/23	3,950,287
LSF9 Cypress Holdings LLC (B+/B3)
4,925,000	3.250		05/10/25	4,909,634
Michaels Stores, Inc. (BB+/Ba2)(b)(1M LIBOR + 2.500%)
10,098,706	4.588		01/28/23	10,012,463
Neiman Marcus Group Ltd., Inc. (CCC/Caa1)(b)(1M LIBOR + 3.250%)
18,319,118	5.263		10/25/20	16,207,840
PetSmart, Inc. (CCC/B3)(b)(1M LIBOR + 3.000%)
15,834,013	5.010		03/11/22	13,057,044
Staples, Inc. (B+/B1)(b)(3M LIBOR + 4.000%)
8,631,625	6.358		09/12/24	8,510,264
The Men’s Wearhouse, Inc. (BB-/Ba3)(b)(1M LIBOR + 3.500%)
5,342,369	5.483		04/09/25	5,364,647

				95,507,741

Services Cyclical - Business Services – 3.9%
Asurion LLC (B+/Ba3)(b)(1M LIBOR + 2.750%)
7,151,120	4.844		11/03/23	7,133,242
Asurion LLC (B-/B3)(b)(1M LIBOR + 6.000%)
22,300,000	8.094		08/04/25	22,606,625
EVO Payments International LLC (B/B2)(b)(1M LIBOR + 3.250%)
14,428,425	5.360		12/12/23	14,374,318
First Data Corp. (BB/Ba2)(b)
(1M LIBOR + 2.250%)
8,467,751	4.091		07/08/22	8,425,413
(1M LIBOR + 2.250%)
48,763,804	4.091		04/26/24	48,441,475
Global Payments, Inc. (BBB-/Ba2)(b)(1M LIBOR + 1.750%)
12,232,094	3.844		04/21/23	12,207,630

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Services Cyclical - Business Services – (continued)
Lighthouse Network LLC (B+/B1)(b)(1M LIBOR + 4.500%)
	$2,985,000	6.594%	11/20/24	$ 2,985,000
Trans Union LLC (BB+/Ba2)
	3,700,000	2.000	06/08/25	3,686,125
Vantiv LLC (BBB-/Ba2)(b)
(1M LIBOR + 1.750%)
	18,877,688	3.787	08/09/24	18,779,901
(3M LIBOR + 1.750%)
	9,455,313	3.787	01/16/23	9,429,689
(3M LIBOR + 1.750%)
	20,614,041	3.787	10/14/23	20,527,049

				168,596,467

Services Cyclical - Consumer Services(b) – 2.2%
Asurion LLC (B+/Ba3)(1M LIBOR + 2.750%)
	39,341,804	4.844	08/04/22	39,243,449
Bright Horizons Family Solutions, Inc. (BB/Ba3)(1M LIBOR + 1.750%)
	32,356,528	3.844	11/07/23	32,167,890
Spin Holdco, Inc. (B/B2)(3M LIBOR + 3.250%)
	24,805,470	5.342	11/14/22	24,690,373

				96,101,712

Technology - Software/Services – 10.1%
Almonde, Inc. (B-/B2)(b)(3M LIBOR + 3.500%)
	15,185,250	5.807	06/13/24	14,902,652
Almonde, Inc. (CCC/Caa2)(b)(3M LIBOR + 7.250%)
	3,825,000	9.557	06/13/25	3,677,967
Ancestry.com Operations, Inc. (B/B2)(b)(1M LIBOR + 3.250%)
	16,184,714	5.350	10/19/23	16,148,298
Aspect Software, Inc. (NR/NR)(b)(1M LIBOR + 10.500%)
	4,416,588	12.594	05/25/20	4,096,385
Avast Software BV (NR/WR)(b)(3M LIBOR + 2.500%)
	3,822,194	4.834	09/30/23	3,815,047
BMC Software Finance, Inc. (B+/B1)(b)(1M LIBOR + 3.250%)
	45,116,897	5.344	09/10/22	44,947,709
BMC Software Finance, Inc. (B+/Ba3)(b)(c)(3M EURIBOR + 3.750%)
EUR	4,965,688	3.750	09/10/22	5,740,942
Cavium, Inc. (NR/Ba3)(b)(c)(1M LIBOR + 2.250%)
	$4,740,783	4.344	08/16/22	4,728,931
CCC Information Services, Inc. (B/B2)(b)(1M LIBOR + 3.000%)
	6,063,750	5.100	04/27/24	6,044,285
CCC Information Services, Inc. (CCC/Caa2)(b)(1M LIBOR + 6.750%)
	2,675,000	8.844	04/27/25	2,666,092
Ceridian HCM Holding, Inc. (B/B3)(b)(1M LIBOR + 3.250%)
	15,415,000	5.344	04/05/25	15,366,905
Ensono LP (B/B2)
	13,450,000	5.250	04/25/25	13,410,726
Genuine Financial Holdings LLC (B/B2)
	10,225,000	3.500	06/27/25	10,186,656
Genuine Financial Holdings LLC (CCC+/Caa2)
	3,450,000	7.250	06/25/26	3,415,500
Infor (US), Inc. (B/B1)(b)(1M LIBOR + 2.750%)
	42,476,771	4.844	02/01/22	42,232,529
MA FinanceCo. LLC (BB-/B1)(b)
(1M LIBOR + 2.500%)
	6,992,189	4.594	11/19/21	6,957,228
(1M LIBOR + 2.750%)
	3,866,106	4.844	06/21/24	3,844,379

Principal Amount		Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
McAfee LLC (B/B1)(b)(1M LIBOR + 4.500%)
	$6,168,922	6.594%	09/30/24	$ 6,194,277
McAfee LLC (B-/Caa1)(b)(1M LIBOR + 8.500%)
	3,200,000	10.594	09/29/25	3,244,800
MH Sub I LLC (B/B2)(b)(1M LIBOR + 3.750%)
	19,204,875	5.835	09/13/24	19,186,246
Microchip Technology, Inc. (BB+/Baa3)(b)(1M LIBOR + 2.000%)
	17,425,000	4.100	05/29/25	17,388,756
Micron Technology, Inc. (BBB-/Baa2)(b)(1M LIBOR + 1.750%)
	26,951,224	3.850	04/26/22	26,991,651
Omnitracs, Inc. (B/B2)(b)(3M LIBOR + 2.750%)
	23,496,000	5.085	03/16/25	23,187,733
PowerSchool (B-/B2)
	17,100,000	3.250	05/30/25	16,971,750
Seattle SpinCo, Inc. (BB-/B1)(b)(1M LIBOR + 2.750%)
	26,108,769	4.844	06/21/24	25,962,038
SS&C Technologies Holdings Europe S.a.r.l. (BB/Ba3)(b)(1M LIBOR + 2.500%)
	16,327,499	4.594	04/16/25	16,318,355
SS&C Technologies, Inc. (BB/Ba3)(b)(1M LIBOR + 2.500%)
	43,158,683	4.594	04/16/25	43,134,514
Techem GmbH (BB-/Ba3)(b)(3M EURIBOR + 3.000%)
EUR	7,177,500	3.000	10/02/24	8,350,453
TTM Technologies, Inc. (BB+/Ba3)(b)(1M LIBOR + 2.500%)
	$4,325,000	4.483	09/28/24	4,306,100
Vertafore, Inc. (B-/B2)
	14,000,000	3.250	05/30/25	13,903,820
Vertafore, Inc. (CCC/Caa2)
	3,500,000	7.250	05/30/26	3,469,375
Western Digital Corp. (BBB-/Baa2)(b)(1M LIBOR + 1.750%)
	2,883,172	3.844	04/29/23	2,879,568

				433,671,667

Telecommunication Services – 1.7%
Frontier Communications Corp. (B+/B2)(b)
(1M LIBOR + 2.750%)
	10,723,958	4.850	03/31/21	10,553,019
(1M LIBOR + 3.750%)
	10,274,055	5.850	06/15/24	10,142,445
GTT Communications, Inc. (B/B2)(b)(3M LIBOR + 2.750%)
	21,000,000	4.875	05/31/25	20,669,250
Ion Trading Technologies S.A.R.L. (B/B2)
	18,725,000	5.000	11/21/24	18,537,750
EUR	3,525,000	0.000	11/30/24	4,044,456
Shutterfly, Inc. (BB-/Ba3)(b)(1M LIBOR + 2.750%)
	$8,400,000	4.850	08/17/24	8,403,528

				72,350,448

Textiles(b) – 0.5%
Renfro Corp. (B/B3)(2M LIBOR + 5.500%)
	19,543,085	7.680	03/31/21	19,543,085

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(a) – (continued)
Transportation Services(b)(c) – 0.2%
Hornblower Sub LLC (B+/B2)(3M LIBOR + 4.500%)
$9,800,438	6.866%	04/28/25	$ 9,824,939

Utilities - Electric(b) – 0.9%
AES Corp. (BBB-/Baa3)(3M LIBOR + 1.750%)
10,142,466	4.069	05/31/22	10,091,754
Calpine Corp. (BB/Ba2)(3M LIBOR + 2.500%)
20,196,634	4.840	01/15/24	20,148,162
Vistra Energy Corp. (BBB-/Ba1)(1M LIBOR + 2.000%)
6,225,000	4.057	12/31/25	6,180,056

			36,419,972

Wireless Telecommunications(b) – 3.2%
Digicel International Finance Ltd. (NR/Ba2)(3M LIBOR + 3.250%)
32,927,759	5.610	05/28/24	31,404,850
Intelsat Jackson Holdings SA (B/B1)(1M LIBOR + 3.750%)
62,818,671	5.853	11/27/23	62,611,997
Sprint Communications, Inc. (BB-/Ba2)(1M LIBOR + 2.500%)
42,815,833	4.625	02/02/24	42,583,771

			136,600,618

Wirelines Telecommunications(b) – 2.0%
CenturyLink, Inc. (BBB-/Ba3)(1M LIBOR + 2.750%)
41,921,904	4.844	01/31/25	41,031,063
Cincinnati Bell, Inc. (BB-/Ba3)(1M LIBOR + 3.250%)
9,325,000	5.344	10/02/24	9,311,852
Consolidated Communications, Inc. (BB-/Ba3)(1M LIBOR + 3.000%)
21,042,756	5.100	10/04/23	20,709,649
Level 3 Financing, Inc. (BBB-/Ba1)(1M LIBOR + 2.250%)
5,000,000	4.334	02/22/24	4,981,250
Windstream Corp. (B+/Caa1)(1M LIBOR + 4.000%)
10,224,257	6.090	03/29/21	9,691,164

			85,724,978

TOTAL BANK LOANS (Cost $3,884,627,706)			$3,842,780,883

Corporate Obligations – 4.8%
Consumer Cyclical Services - Business(c) – 0.0%
Escrow Ambassadors Group, Inc. (NR/NR)
$9,986,469	13.000%	04/15/20	$ —

Diversified Financial Services – 0.3%
International Lease Finance Corp. (BBB-/Baa2)(d)
1,000,000	7.125	09/01/18	1,006,524
International Lease Finance Corp. (BBB-/Baa3)
7,500,000	5.875	04/01/19	7,653,493
Navient Corp. (B+/Ba3)
4,550,000	6.625	07/26/21	4,675,125

			13,335,142

Electrical(d)(e) – 0.1%
Calpine Corp. (BB/Ba2)
4,350,000	5.250	06/01/26	4,094,438

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Entertainment(d)(e) – 0.6%
Scientific Games International, Inc. (B+/Ba3)
	$26,800,000	5.000%		10/15/25	$ 25,527,000

Healthcare Providers & Services – 0.7%
CHS/Community Health Systems, Inc. (B-/B3)(e)
	3,800,000	6.250		03/31/23	3,481,750
CHS/Community Health Systems, Inc. (CCC-/Caa3)(d)(e)(f)
	2,310,000	11.000		06/30/23	2,079,000
HCA, Inc. (BBB-/Ba1)
	10,000,000	3.750		03/15/19	10,037,500
	12,900,000	5.000		03/15/24	12,932,250

					28,530,500

Leisure Time(d)(e) – 0.2%
VOC Escrow Ltd. (BB-/Ba2)
	8,450,000	5.000		02/15/28	7,985,250

Media – 1.4%
Altice Financing SA (B+/B1)(d)(e)
	23,425,000	7.500		05/15/26	22,605,125
Altice France SA (B/B1)(d)(e)
	16,300,000	6.250		05/15/24	15,831,375
DISH DBS Corp. (B/B1)
	5,000,000	7.750		07/01/26	4,368,750
Nexstar Broadcasting, Inc. (B+/B3)(d)(e)
	2,500,000	5.625		08/01/24	2,415,625
Virgin Media Secured Finance PLC (BB-/Ba3)(d)(e)
	16,300,000	5.500		08/15/26	15,301,625

					60,522,500

Oil Field Services(e) – 0.5%
Exterran Energy Solutions LP/EES Finance Corp. (B+/NR)
	9,850,000	8.125		05/01/25	10,441,000
Noble Holding International Ltd. (B/Caa1)(g)
	11,000,000	7.750		01/15/24	10,381,250
SM Energy Co. (BB-/B2)
	2,400,000	6.750		09/15/26	2,406,000

					23,228,250

Packaging(d)(e) – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (BB/Ba3)
	8,200,000	4.250		09/15/22	8,036,000

Retailing(d)(e) – 0.2%
New Red Finance, Inc. (B+/Ba3)
	8,800,000	4.250		05/15/24	8,360,000

Software(d)(e) – 0.2%
CURO Financial Technologies Corp. (B-/Caa1)
	6,321,000	12.000		03/01/22	6,858,285

Telecommunication Services(d) – 0.4%
Sprint Communications, Inc. (B+/B1)
	8,075,000	9.000		11/15/18	8,236,500
Wind Tre SpA (BB-/B1)(e)
(3M EURIBOR + 2.750%)
EUR	4,550,000	2.750	(b)	01/20/24	4,408,709

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunication Services(d) – (continued)
Wind Tre SpA (BB-/B1)(e) – (continued)
(3M EURIBOR + 2.750%)
$ 5,350,000	5.000%	01/20/26	$ 4,213,125

16,858,334

TOTAL CORPORATE OBLIGATIONS (Cost $210,672,654)			$ 203,335,699

Shares	Description		Value
Common Stocks – 0.4%
Equity Real Estate Investment Trusts (REITs) – 0.1%
296,589	VICI Properties, Inc.		$ 6,121,597

Hotels, Restaurants & Leisure(h) – 0.1%
347,709	Caesars Entertainment Corp.		3,720,486

Oil, Gas & Consumable Fuels(h)(i) – 0.2%
1,286,477	Blue Ridge Mountain Resources, Inc.		7,718,862

TOTAL COMMON STOCKS (Cost $21,583,095)			$ 17,560,945

Units	Expiration Date		Value
Warrant(h) – 0.0%
True Religion (NR/NR)
1,722			$ —
True Religion (NR/NR)
8,103			—

TOTAL WARRANT (Cost $—)			$ —

Shares	Description		Value
Exchange Traded Funds – 1.6%
236,762	Goldman Sachs Treasury Access 0-1 Year ETF (NR/NR)(j)		$ 23,709,228
2,000,000	Invesco Senior Loan ETF (NR/NR)		45,800,000

TOTAL EXCHANGE TRADED FUNDS (Cost $70,064,286)			$ 69,509,228

Shares	Distribution Rate		Value
Investment Company(j) – 7.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
325,971,883	1.869%		$ 325,971,883
(Cost $325,971,883)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $4,512,919,624)			$4,459,158,638

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 0.5%
Commercial Paper – 0.5%
HP, Inc. (NR/NR)(k)
$13,050,000	0.000%	07/02/18	$ 13,047,912
Tyco International Holding S.a.r.l. (NR/NR)
10,182,000	2.715	07/09/18	10,175,582

TOTAL SHORT-TERM INVESTMENTS (Cost $23,225,068)			$ 23,223,494

TOTAL INVESTMENTS – 104.6% (Cost $4,536,144,692)			$4,482,382,132

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreement – 0.1%
Reverse Repurchase Agreements – (0.1)%
Barclays Reverse Repurchase Agreement (NR/NR)
$(3,782,925)	(3.250)%	07/02/18	$ (3,782,925)
(Cost $(3,782,925))

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.5)%			(194,355,307)

NET ASSETS – 100.0%			$4,284,243,900

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on June 30, 2018. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $136,958,581, which represents approximately 3.2% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2018.

(g)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2018, the value of securities pledged amounted to $3,652,313.

(h)	Security is currently in default and/or non-income producing.

(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $7,718,862, which represents approximately 0.2% of the Fund’s net assets as of June 30, 2018.

Restricted Security	Acquisition Date	Cost
Blue Ridge Mountain Resources, Inc. (Common Stocks)	02/27/17 - 10/27/17	$12,836,870

(j)	Represents an Affiliated Issuer.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2018, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Mavis Tire Express Services Corp. (NR/NR) due 03/20/25	$1,817,889	$1,798,765	$(18,169)

TOTAL			$(18,169)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	30,259,158	EUR	25,847,838	$30,195,627	07/05/18	$63,531

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
5 Year U.S. Treasury Notes	(314)	09/28/18	$(35,675,797)	$(136,691)
10 Year U.S Treasury Notes	(898)	09/19/18	(107,928,375)	(761,079)

TOTAL				$(897,770)

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%	3M LIBOR	09/19/23	$21,430	$657,897	$735,336	$(77,439)
2.250	3M LIBOR	09/19/25	23,410	992,317	1,128,694	(136,377)

TOTAL				$1,650,214	$1,864,030	$(213,816)

(a)	Payments made semi-annually.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 91.2%
Aerospace & Defense – 2.3%
General Dynamics Corp.
$1,325,000	3.000%		05/11/21	$ 1,320,743
525,000	3.375	(a)	05/15/23	526,060
Lockheed Martin Corp.
850,000	4.070		12/15/42	817,795
Northrop Grumman Corp.(a)
800,000	2.930		01/15/25	759,491
3,025,000	3.250		01/15/28	2,841,875
450,000	4.030		10/15/47	421,906
The Boeing Co.(a)
500,000	2.600		10/30/25	470,615
500,000	3.550		03/01/38	478,577
United Technologies Corp.(a)
1,200,000	2.650		11/01/26	1,081,929

				8,718,991

Agriculture – 1.3%
BAT Capital Corp.(a)(b)
620,000	3.222		08/15/24	587,285
425,000	3.557		08/15/27	395,420
BAT International Finance PLC(b)
2,400,000	2.750		06/15/20	2,373,822
Reynolds American, Inc.
861,000	3.250		06/12/20	860,116
675,000	5.850	(a)	08/15/45	736,894

				4,953,537

Automotive – 1.3%
Ford Motor Credit Co. LLC
2,925,000	5.875		08/02/21	3,100,849
General Motors Financial Co., Inc.
1,600,000	4.375		09/25/21	1,630,840

				4,731,689

Banks – 19.6%
Banco Santander SA
1,000,000	4.250		04/11/27	950,510
200,000	4.379		04/12/28	191,225
Bank of America Corp.
1,200,000	4.125		01/22/24	1,219,752
2,973,000	4.000		04/01/24	2,999,046
125,000	6.110		01/29/37	143,587
(3M USD LIBOR + 0.930%)
2,100,000	2.816	(a)(c)	07/21/23	2,030,546
(3M USD LIBOR + 1.040%)
5,163,000	3.419	(a)(c)	12/20/28	4,861,864
(3M USD LIBOR + 1.070%)
1,150,000	3.970	(a)(c)	03/05/29	1,131,867
Barclays PLC
700,000	4.950		01/10/47	656,253
BNP Paribas SA(b)
1,725,000	3.500		03/01/23	1,681,364
775,000	3.375		01/09/25	732,129
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
475,000	3.250		03/03/23	469,150

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
$1,500,000	5.375%		08/09/20	$ 1,564,071
3,200,000	2.700	(a)	10/27/22	3,073,034
1,300,000	3.875		03/26/25	1,260,828
800,000	4.450		09/29/27	786,906
1,200,000	4.750		05/18/46	1,141,109
Compass Bank(a)
1,025,000	2.750		09/29/19	1,019,378
Credit Agricole SA
650,000	4.375		03/17/25	627,067
Credit Suisse Group AG(a)(b)
1,395,000	4.282		01/09/28	1,356,981
Credit Suisse Group Funding Guernsey Ltd.
2,150,000	3.125		12/10/20	2,134,431
884,000	4.550		04/17/26	883,931
Deutsche Bank AG
1,125,000	2.700		07/13/20	1,097,328
HSBC Bank USA NA
300,000	7.000		01/15/39	385,909
HSBC Holdings PLC
100,000	6.500		05/02/36	115,966
225,000	6.500		09/15/37	262,485
425,000	6.800		06/01/38	511,502
(3M USD LIBOR + 1.000%)
725,000	3.326	(a)(c)	05/18/24	722,825
(3M USD LIBOR + 1.055%)
900,000	3.262	(a)(c)	03/13/23	881,570
Huntington Bancshares, Inc.(a)
750,000	4.000		05/15/25	752,200
ING Bank NV(a)(c)(5 year USD ICE Swap + 2.700%)
3,075,000	4.125		11/21/23	3,082,380
Intesa Sanpaolo SpA(b)
900,000	3.375		01/12/23	827,276
JPMorgan Chase & Co.
5,000,000	3.875		09/10/24	4,953,631
1,000,000	3.200	(a)	06/15/26	945,588
1,628,000	3.625	(a)	12/01/27	1,530,623
(3M USD LIBOR + 1.360%)
600,000	3.882	(a)(c)	07/24/38	554,156
(3M USD LIBOR + 3.800%)
1,575,000	5.300	(a)(c)	05/01/49	1,604,138
Mizuho Financial Group, Inc.
700,000	2.601		09/11/22	670,890
Morgan Stanley, Inc.
3,200,000	3.125		01/23/23	3,122,349
4,575,000	3.700		10/23/24	4,516,651
3,550,000	4.000		07/23/25	3,539,203
500,000	4.300		01/27/45	473,082
(3M USD LIBOR + 1.455%)
800,000	3.971	(a)(c)	07/22/38	741,261
Royal Bank of Scotland Group PLC
2,001,000	3.875		09/12/23	1,943,814
(3M USD LIBOR + 1.480%)
1,325,000	3.498	(a)(c)	05/15/23	1,283,538
(3M USD LIBOR + 1.550%)
775,000	4.519	(a)(c)	06/25/24	775,556

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Royal Bank of Scotland Group PLC – (continued)
(3M USD LIBOR + 1.754%)
$825,000	4.892	%(a)(c)	05/18/29	$ 821,328
Santander Holdings USA, Inc.(a)
750,000	4.500		07/17/25	735,680
UBS Group Funding Switzerland AG(b)
2,200,000	3.000		04/15/21	2,166,375
UniCredit SpA(b)
500,000	4.625		04/12/27	464,835
Wells Fargo & Co.
1,900,000	3.000		02/19/25	1,792,171
850,000	3.900		05/01/45	774,180
Wells Fargo Bank NA
799,000	5.950		08/26/36	921,823
Westpac Banking Corp.(a)(c)(5 year USD ICE Swap + 2.236%)
625,000	4.322		11/23/31	602,193

				74,487,535

Beverages – 3.9%
Anheuser-Busch InBev Finance, Inc.(a)
6,975,000	3.300		02/01/23	6,916,680
1,450,000	4.700		02/01/36	1,469,643
Anheuser-Busch InBev Worldwide, Inc.
325,000	4.950		01/15/42	337,302
1,250,000	4.600	(a)	04/15/48	1,231,568
Bacardi Ltd.(a)(b)
725,000	5.300		05/15/48	687,107
Beam Suntory, Inc.(a)
1,575,000	3.250		05/15/22	1,552,854
Maple Escrow Subsidiary, Inc.(a)(b)
1,250,000	4.057		05/25/23	1,253,048
1,200,000	4.597		05/25/28	1,204,443

				14,652,645

Biotechnology(a) – 0.7%
Amgen, Inc.
800,000	4.400		05/01/45	762,459
Gilead Sciences, Inc.
750,000	4.000		09/01/36	721,663
500,000	4.800		04/01/44	521,136
700,000	4.750		03/01/46	722,535
100,000	4.150		03/01/47	95,588

				2,823,381

Chemicals – 2.1%
Monsanto Co.(a)
2,200,000	3.375		07/15/24	2,109,621
574,000	4.700		07/15/64	503,136
Syngenta Finance NV(b)
1,905,000	3.698		04/24/20	1,898,083
970,000	3.933		04/23/21	967,541
The Sherwin-Williams Co.(a)
2,050,000	3.125		06/01/24	1,958,014
475,000	4.000		12/15/42	423,160

				7,859,555

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Computers – 2.3%
Apple, Inc.
$1,200,000	4.500	%(a)	02/23/36	$ 1,287,722
3,352,000	3.850		05/04/43	3,200,542
Dell International LLC/EMC Corp.(b)
1,100,000	3.480		06/01/19	1,102,769
1,700,000	5.450	(a)	06/15/23	1,779,284
Hewlett Packard Enterprise Co.(a)
1,400,000	4.900		10/15/25	1,428,975

				8,799,292

Diversified Financial Services – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
900,000	4.625		10/30/20	916,930
Air Lease Corp.
1,250,000	2.125		01/15/20	1,226,902
GE Capital International Funding Co.
1,750,000	4.418		11/15/35	1,695,365
International Lease Finance Corp.
375,000	4.625		04/15/21	383,244
Synchrony Financial(a)
1,275,000	4.250		08/15/24	1,249,899
300,000	4.500		07/23/25	294,633

				5,766,973

Electrical – 6.7%
Alliant Energy Finance LLC(a)(b)
450,000	3.750		06/15/23	449,917
475,000	4.250		06/15/28	474,875
Arizona Public Service Co.(a)
675,000	3.750		05/15/46	630,294
Berkshire Hathaway Energy Co.
725,000	3.250	(a)	04/15/28	689,510
1,267,000	6.125		04/01/36	1,562,586
CMS Energy Corp.(a)
500,000	4.875		03/01/44	527,581
Dominion Energy, Inc.(a)
1,450,000	2.000		08/15/21	1,382,575
1,225,000	3.900		10/01/25	1,210,072
Duke Energy Carolinas LLC(a)
750,000	3.950		03/15/48	726,336
Duke Energy Corp.(a)
500,000	2.650		09/01/26	450,336
400,000	4.800		12/15/45	418,444
Emera US Finance LP(a)
775,000	2.700		06/15/21	754,317
Entergy Corp.(a)
875,000	2.950		09/01/26	798,346
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,111,984
400,000	4.450		04/15/46	388,617
Florida Power & Light Co.(a)
1,350,000	5.250		02/01/41	1,557,471
675,000	3.950		03/01/48	662,793
Pacific Gas & Electric Co.
275,000	3.300	(a)	03/15/27	248,462
175,000	6.050		03/01/34	188,977
1,000,000	4.250	(a)	03/15/46	892,260
475,000	3.950	(a)	12/01/47	406,340
PPL WEM Ltd./Western Power Distribution Ltd.(a)(b)
1,750,000	5.375		05/01/21	1,820,389
Progress Energy, Inc.
1,000,000	7.000		10/30/31	1,275,817

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electrical – (continued)
Public Service Electric & Gas Co.(a)
$1,525,000	3.950%		05/01/42	$ 1,494,866
Puget Sound Energy, Inc.(a)
625,000	4.223		06/15/48	634,961
Ruwais Power Co. PJSC(b)
670,000	6.000		08/31/36	721,087
Sempra Energy(a)
570,000	3.400		02/01/28	534,759
1,125,000	3.800		02/01/38	1,021,439
Southern California Edison Co.(a)
650,000	4.050		03/15/42	610,064
The Southern Co.(a)
1,800,000	3.250		07/01/26	1,689,611

				25,335,086

Food & Drug Retailing – 0.5%
Grupo Bimbo SAB de CV(a)
1,070,000	4.700		11/10/47	971,560
Smithfield Foods, Inc.(b)
925,000	2.700		01/31/20	911,728

				1,883,288

Gas(a) – 0.5%
NiSource, Inc.
825,000	3.650	(b)	06/15/23	824,156
1,025,000	3.490		05/15/27	980,114

				1,804,270

Hand/Machine Tools(a) – 0.1%
Snap-on, Inc.
550,000	4.100		03/01/48	543,201

Healthcare Providers & Services – 4.0%
Becton Dickinson & Co.(a)
10,475,000	2.894		06/06/22	10,131,771
975,000	3.363		06/06/24	936,570
900,000	4.685		12/15/44	872,350
275,000	4.669		06/06/47	265,766
Edwards Lifesciences Corp.(a)
825,000	4.300		06/15/28	823,666
Thermo Fisher Scientific, Inc.(a)
1,000,000	3.650		12/15/25	976,304
UnitedHealth Group, Inc.
1,125,000	4.625		07/15/35	1,183,197

				15,189,624

Insurance – 3.2%
AIA Group Ltd.(a)(b)
2,650,000	3.200		03/11/25	2,544,963
American International Group, Inc.
325,000	4.200	(a)	04/01/28	317,970
700,000	6.250		05/01/36	797,916
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	395,194
323,000	5.031		12/15/46	337,841
Arch Capital Group Ltd.
845,000	7.350		05/01/34	1,083,544
Great-West Lifeco Finance 2018 LP(a)(b)
425,000	4.047		05/17/28	428,342

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
MetLife, Inc.
$400,000	4.050%		03/01/45	$ 371,497
Prudential Financial, Inc.(a)
950,000	3.905		12/07/47	854,550
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	936,884
The Hartford Financial Services Group, Inc.
400,000	5.950		10/15/36	472,682
376,000	6.625		03/30/40	474,910
200,000	6.625		04/15/42	250,659
The Northwestern Mutual Life Insurance Co.(a)(b)
800,000	3.850		09/30/47	732,553
Voya Financial, Inc.
1,275,000	3.650		06/15/26	1,206,050
XLIT Ltd.
998,000	4.450		03/31/25	981,915

				12,187,470

Internet(a) – 2.1%
Amazon.com, Inc.
6,300,000	3.875		08/22/37	6,149,513
1,800,000	4.950		12/05/44	1,997,453

				8,146,966

Iron/Steel(a) – 0.1%
Nucor Corp.
525,000	4.400		05/01/48	516,364

Machinery-Diversified(a) – 0.3%
Roper Technologies, Inc.
1,275,000	3.800		12/15/26	1,236,509

Media – 2.8%
21st Century Fox America, Inc.
650,000	6.150		03/01/37	762,394
700,000	6.150		02/15/41	836,481
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
5,575,000	4.464		07/23/22	5,643,499
1,125,000	4.500		02/01/24	1,123,892
Comcast Corp.
250,000	6.400		03/01/40	295,495
525,000	3.400	(a)	07/15/46	425,733
263,000	3.999	(a)	11/01/49	231,164
244,000	4.049	(a)	11/01/52	212,826
Time Warner Cable LLC(a)
500,000	5.875		11/15/40	489,155
144,000	5.500		09/01/41	133,972
Viacom, Inc.(a)
450,000	5.850		09/01/43	449,797

				10,604,408

Mining(b) – 0.4%
Glencore Finance Canada Ltd.
800,000	4.950		11/15/21	830,320
825,000	4.250		10/25/22	834,314

				1,664,634

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Miscellaneous Manufacturing – 0.1%
General Electric Co.
	$269,000	5.875%		01/14/38	$ 305,239

Oil Field Services – 8.6%
Anadarko Petroleum Corp.
	4,025,000	8.700		03/15/19	4,181,492
	2,140,000	3.450	(a)	07/15/24	2,056,312
	425,000	5.550	(a)	03/15/26	455,480
	525,000	6.450		09/15/36	606,719
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.(a)
	350,000	4.080		12/15/47	312,781
BP Capital Markets PLC
	700,000	2.750		05/10/23	677,009
	1,475,000	3.224	(a)	04/14/24	1,447,259
	1,025,000	3.119	(a)	05/04/26	979,465
Canadian Natural Resources Ltd.(a)
	1,375,000	3.850		06/01/27	1,341,532
	62,000	4.950		06/01/47	63,992
Concho Resources, Inc.(a)
	900,000	4.300		08/15/28	902,093
Continental Resources, Inc.(a)
	800,000	4.500		04/15/23	813,000
Devon Energy Corp.(a)
	1,320,000	3.250		05/15/22	1,297,584
	1,500,000	5.850		12/15/25	1,651,333
Dolphin Energy Ltd. LLC(b)
	44,280	5.888		06/15/19	44,889
Gazprom OAO Via Gaz Capital SA
	70,000	8.625	(d)	04/28/34	86,625
	110,000	7.288		08/16/37	123,750
Halliburton Co.(a)
	550,000	3.800		11/15/25	546,066
	900,000	5.000		11/15/45	958,894
Lukoil International Finance BV
	1,030,000	4.563		04/24/23	1,040,300
Marathon Oil Corp.(a)
	2,050,000	4.400		07/15/27	2,057,251
Patterson-UTI Energy, Inc.(a)(b)
	1,800,000	3.950		02/01/28	1,683,595
Petroleos Mexicanos
	422,000	6.375		02/04/21	444,155
EUR	1,370,000	5.125		03/15/23	1,753,875
	$1,722,000	6.875		08/04/26	1,809,822
	200,000	6.500		03/13/27	205,084
	110,000	6.750		09/21/47	103,565
	184,000	6.350	(b)	02/12/48	166,060
Pioneer Natural Resources Co.(a)
	1,610,000	3.450		01/15/21	1,613,262
	575,000	3.950		07/15/22	581,573
Reliance Industries Ltd.(b)
	250,000	3.667		11/30/27	229,687
Suncor Energy, Inc.(a)
	900,000	3.600		12/01/24	888,979
Valero Energy Corp.
	1,700,000	3.650		03/15/25	1,660,425

					32,783,908

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 3.7%
AbbVie, Inc.(a)
$1,800,000	2.850%	05/14/23	$ 1,733,572
Allergan Funding SCS(a)
1,650,000	3.000	03/12/20	1,642,181
Bayer US Finance II LLC(a)(b)
1,100,000	3.875	12/15/23	1,100,046
2,100,000	4.250	12/15/25	2,111,237
1,425,000	4.375	12/15/28	1,427,710
CVS Health Corp.(a)
450,000	3.875	07/20/25	436,020
4,175,000	5.125	07/20/45	4,230,445
75,000	5.050	03/25/48	76,327
Mylan NV(a)
300,000	5.250	06/15/46	292,226
Teva Pharmaceutical Finance Netherlands III BV
660,000	2.200	07/21/21	611,325
510,000	2.800	07/21/23	440,513

			14,101,602

Pipelines – 8.0%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600	11/02/47	450,800
Enbridge, Inc.(a)
750,000	2.900	07/15/22	728,461
1,000,000	3.500	06/10/24	970,068
Energy Transfer Partners LP(a)
650,000	4.650	06/01/21	665,600
1,540,000	5.200	02/01/22	1,597,134
1,750,000	4.200	09/15/23	1,749,141
456,000	5.150	03/15/45	406,445
250,000	5.300	04/15/47	229,187
Enterprise Products Operating LLC(a)(c)
(3M USD LIBOR + 2.778%)
1,765,000	5.078	06/01/67	1,749,556
(3M USD LIBOR + 3.708%)
600,000	6.066	08/01/66	601,500
EQT Midstream Partners LP(a)
1,300,000	4.750	07/15/23	1,297,906
Kinder Morgan Energy Partners LP(a)
1,500,000	3.950	09/01/22	1,499,803
1,400,000	5.400	09/01/44	1,354,522
Magellan Midstream Partners LP(a)
300,000	4.200	03/15/45	267,959
400,000	4.250	09/15/46	371,260
MPLX LP(a)
950,000	4.500	04/15/38	877,465
400,000	4.700	04/15/48	370,882
ONEOK, Inc.(a)
875,000	4.550	07/15/28	882,691
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650	06/01/22	392,097
1,250,000	3.850	10/15/23	1,218,278
1,819,000	4.650	10/15/25	1,812,688
530,000	5.150	06/01/42	481,721
500,000	4.700	06/15/44	439,305

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Sabine Pass Liquefaction LLC(a)
$1,875,000	6.250%		03/15/22	$ 2,017,056
2,025,000	5.625		03/01/25	2,149,031
Valero Energy Partners LP(a)
1,325,000	4.375		12/15/26	1,306,161
Western Gas Partners LP(a)
400,000	5.450		04/01/44	377,150
Williams Partners LP
3,630,000	3.600	(a)	03/15/22	3,612,258
150,000	6.300		04/15/40	167,579
275,000	4.900	(a)	01/15/45	262,708
181,000	5.100	(a)	09/15/45	178,783

				30,485,195

Real Estate Investment Trust – 2.4%
American Campus Communities Operating Partnership LP(a)
1,600,000	4.125		07/01/24	1,591,949
American Homes 4 Rent LP(a)
336,000	4.250		02/15/28	321,776
American Tower Corp.
1,550,000	5.000		02/15/24	1,607,404
HCP, Inc.(a)
1,225,000	2.625		02/01/20	1,210,385
Kilroy Realty LP
1,125,000	6.625		06/01/20	1,190,155
National Retail Properties, Inc.(a)
700,000	3.600		12/15/26	662,650
Select Income REIT(a)
1,125,000	3.600		02/01/20	1,119,010
VEREIT Operating Partnership LP(a)
1,225,000	4.875		06/01/26	1,226,531

				8,929,860

Retailing – 1.1%
Dollar Tree, Inc.(a)
875,000	4.000		05/15/25	855,140
The Home Depot, Inc.
400,000	5.875		12/16/36	485,455
Walgreen Co.
2,300,000	3.100		09/15/22	2,251,665
Walmart, Inc.(a)
475,000	4.050		06/29/48	478,320

				4,070,580

Semiconductors – 1.8%
Analog Devices, Inc.(a)
495,000	4.500		12/05/36	493,308
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,975,000	3.000		01/15/22	1,921,005
725,000	3.625		01/15/24	701,806
Microchip Technology, Inc.(b)
775,000	3.922		06/01/21	776,287
NXP BV/NXP Funding LLC(b)
1,167,000	4.125		06/15/20	1,178,670
1,700,000	4.125		06/01/21	1,695,750

				6,766,826

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Software(a) – 0.8%
Microsoft Corp.
$275,000	4.100%		02/06/37	$ 286,516
Oracle Corp.
1,400,000	4.300		07/08/34	1,427,112
825,000	3.800		11/15/37	780,375
675,000	4.000		11/15/47	635,358

				3,129,361

Telecommunication Services – 8.3%
AT&T, Inc.(a)
1,875,000	3.000		06/30/22	1,820,243
7,897,000	3.600		02/17/23	7,780,214
300,000	6.000		08/15/40	312,807
500,000	4.750		05/15/46	446,639
550,000	5.450		03/01/47	539,872
Cisco Systems, Inc.
800,000	5.900		02/15/39	989,771
525,000	5.500		01/15/40	624,309
Deutsche Telekom International Finance BV(a)(b)
575,000	4.375		06/21/28	570,450
Telefonica Emisiones SAU
1,990,000	5.462		02/16/21	2,082,662
Verizon Communications, Inc.
1,200,000	3.500	(a)	11/01/24	1,160,676
950,000	2.625		08/15/26	843,164
10,281,000	4.329	(b)	09/21/28	10,189,508
325,000	4.272		01/15/36	299,812
375,000	5.250		03/16/37	385,125
295,000	4.125		08/15/46	253,068
475,000	4.862		08/21/46	453,897
596,000	5.012		04/15/49	580,415
Vodafone Group PLC
1,850,000	3.750		01/16/24	1,834,190
525,000	4.375		05/30/28	518,759

				31,685,581

Transportation – 0.7%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	523,691
825,000	5.750	(a)	05/01/40	977,536
Norfolk Southern Corp.(a)
200,000	4.650		01/15/46	204,521
Union Pacific Corp.(a)
900,000	3.950		09/10/28	904,296

				2,610,044

TOTAL CORPORATE OBLIGATIONS (Cost $355,737,025)				$346,773,614

Foreign Debt Obligations – 4.4%
Sovereign – 4.4%
Abu Dhabi Government International Bond
$1,680,000	4.125%		10/11/47	$ 1,537,200
Perusahaan Penerbit SBSN Indonesia III
2,970,000	4.550		03/29/26	2,951,437
Qatar Government Bond(b)
1,800,000	5.103		04/23/48	1,795,500
Republic of Colombia(a)
1,221,000	4.000		02/26/24	1,219,168

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Indonesia
	$200,000	3.700	%(b)	01/08/22	$ 198,250
	387,000	5.875		01/15/24	415,058
	630,000	4.125		01/15/25	619,762
EUR	510,000	3.375		07/30/25	639,502
	$350,000	4.350	(b)	01/08/27	345,625
EUR	400,000	3.750		06/14/28	515,584
	$470,000	6.750		01/15/44	559,888
Republic of Kuwait
	6,180,000	3.500		03/20/27	6,010,050

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $16,801,246)					$ 16,807,024

Municipal Debt Obligations(a) – 3.2%
California – 2.1%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$ 644,644
California State GO Bonds Build America Taxable Series 2010
	2,320,000	7.625		03/01/40	3,421,629
California State University RB Build America Bonds Series 2010
	2,825,000	6.484		11/01/41	3,737,955

					7,804,228

Illinois – 1.0%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Taxable Direct Payment Series 2009
	1,775,000	5.720		12/01/38	2,196,953
Illinois State GO Bonds Build America Series 2010
	1,625,000	6.630		02/01/35	1,721,866

					3,918,819

New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
	350,000	7.414		01/01/40	509,016

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $9,457,511)					$ 12,232,063

Shares		Distribution Rate			Value
Investment Company(e) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,745		1.869%			$ 1,745
(Cost $1,745)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $381,997,527)					$375,814,446

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment – 0.4%
Commercial Paper – 0.4%
VW Credit, Inc.
$1,400,000	1.000%	09/20/18	$ 1,391,843
(Cost $1,391,747)

TOTAL INVESTMENTS – 99.2% (Cost $383,389,274)			$377,206,289

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			3,006,390

NET ASSETS – 100.0%			$380,212,679

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $54,951,354, which represents approximately 14.5% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2018.

(e)	Represents an Affiliated Issuer.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
BP	— British Pound Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	3,110,583	EUR	2,624,987	$3,079,687	08/31/18	$30,896
State Street Bank and Trust	EUR	133,000	USD	155,174	156,038	08/31/18	864

Total							$31,760

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	49	09/19/18	$7,818,562	$176,026
2 Year U.S. Treasury Notes	84	09/28/18	17,793,563	(17,275)

Total				$158,751

Short position contracts:
Eurodollars	(16)	06/17/19	(3,885,800)	34,173
Eurodollars	(97)	12/14/20	(23,527,350)	6,412
Ultra 10 Year U.S. Treasury Notes	(34)	09/19/18	(4,359,969)	(38,641)
5 Year U.S. Treasury Notes	(85)	09/28/18	(9,657,461)	(16,277)
10 Year U.S. Treasury Notes	(124)	09/19/18	(14,903,250)	(52,229)
20 Year U.S. Treasury Bonds	(32)	09/19/18	(4,640,000)	(3,936)

Total				$(70,498)

TOTAL FUTURE CONTRACTS				$88,253

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	2.139%(b)	11/20/20	$23,120	(c)	$(340,335)	$(25,352)	$(314,984)
2.275%(b)	3M LIBOR(a)	11/20/23	10,210	(c)	307,775	16,984	290,791
2.882(b)	3M LIBOR(a)	02/28/25	5,550		2,156	20,216	(18,060)

TOTAL						$11,848	$(42,253)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund	Credit Spread at June 30, 2018(a)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Series 29	1.000%	1.000%	06/20/23	EUR	4,950	$76,678	$79,841	$(3,163)
CDX.NA.IG Index 30(b)	1.000	1.000	06/20/23	$	4,900	74,904	76,966	(2,062)

TOTAL							$156,807	$(5,225)

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly.

Abbreviations:
CDX.NA.IG Index 30	— CDX North America Investment Grade Index 30

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 69.0%
Argentina – 4.4%
Bonos de la Nacion Argentina con Ajuste por CER (NR/NR)
ARS	6,876,730	3.750%		02/08/19	$ 226,174
	3,175,000	4.000		03/06/20	110,537
Bonos De La Nacion Argentina En Moneda Dua (NR/NR)
	$625,000	4.500		06/21/19	634,844
Republic of Argentina (NR/NR)
ARS	37,650,000	0.010		07/18/18	1,272,682
	72,850,000	0.010		08/15/18	2,383,007
	77,255,000	32.223	(a)	06/21/20	2,727,440
	$120,000	7.125	(b)	06/28/17	91,620
Republic of Argentina (B+/B2)
EUR	660,000	3.375		01/15/23	699,454
	1,110,000	5.000		01/15/27	1,106,680
	$2,010,000	5.875		01/11/28	1,638,150
EUR	580,000	5.250		01/15/28	578,265
	60,000	2.260	(c)	12/31/38	41,060
	$590,000	2.500	(c)	12/31/38	334,530
EUR	100,000	6.250		11/09/47	90,796
	$740,000	6.875		01/11/48	556,850
Republic of Argentina (NR/NR)(a)(Argentina Deposit Rates + 2.000%)
ARS	3,075,000	27.947		04/03/22	96,210
Republic of Argentina (B+/NR)(a)(Argentina Deposit Rates + 2.500%)
	2,175,000	26.892		03/11/19	73,985
Republic of Argentina (NR/B2)(a)(Argentina Deposit Rates + 3.250%)
	46,190,000	29.171		03/29/24	1,255,342
Republic of Argentina (B+/NR)(a)(Argentina Deposit Rates + 3.250%)
	22,050,000	27.041		03/01/20	722,000
Republic of Argentina (NR/B2)(a)(Argentina Deposit Rates + 3.830%)
	8,920,000	27.500		05/31/22	252,315

					14,891,941

Brazil – 6.5%
Brazil Notas do Tesouro Nacional (BB-/Ba2)
BRL	26,285,000	10.000		01/01/21	6,878,442
	3,898,000	10.000		01/01/23	981,886
	45,762,000	10.000		01/01/25	11,112,123
	7,574,000	10.000		01/01/27	1,786,215
	3,764,574	6.000		08/15/40	971,818

					21,730,484

Chile – 3.6%
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	705,000,000	4.500		02/28/21	1,100,735
	1,525,000,000	5.000		03/01/35	2,318,109

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Chile – (continued)
Bonos de la Tesoreria de la Republica en Pesos (NR/Aa3)
CLP	1,740,000,000	4.500%		03/01/21	$ 2,716,374
	2,405,000,000	4.500		03/01/26	3,661,467
Republic of Chile (A+/Aa3)
	1,504,000,000	5.500		08/05/20	2,389,257

					12,185,942

Colombia – 9.3%
Republic of Colombia (NR/NR)
COP	1,204,769,895	3.300		03/17/27	415,312
	13,709,100,000	7.000		06/30/32	4,624,345
Republic of Colombia (NR/Baa2)
	1,851,000,000	4.375	(d)	03/21/23	596,852
	46,636,254	3.500		05/07/25	16,466
Republic of Colombia (BBB/Baa2)
	889,700,000	5.000		11/21/18	304,414
	7,197,528,534	3.500		03/10/21	2,525,084
	20,002,300,000	7.000		05/04/22	7,097,795
	30,327,900,000	10.000		07/24/24	12,290,195
	6,432,800,000	7.500		08/26/26	2,316,976
	2,660,100,000	6.000		04/28/28	868,198
	316,300,000	7.750		09/18/30	115,275

					31,170,912

Czech Republic – 2.7%
Czech Republic Government Bond (NR/NR)
CZK	23,420,000	2.400		09/17/25	1,086,147
	61,910,000	1.000		06/26/26	2,569,211
	62,290,000	0.250		02/10/27	2,408,491
	49,440,000	2.500		08/25/28	2,280,686
Czech Republic Government Bond (AA/A1)
	14,410,000	4.200		12/04/36	785,326

					9,129,861

Dominican Republic – 1.3%
Dominican Republic (NR/NR)
DOP	2,800,000	10.500		04/07/23	59,579
	5,400,000	11.500		05/10/24	119,029
	39,400,000	11.375		07/06/29	843,775
	65,300,000	12.000		03/05/32	1,460,436
Dominican Republic (BB-/Ba3)(e)
	36,800,000	8.900		02/15/23	752,458
	$1,100,000	6.850		01/27/45	1,088,302

					4,323,579

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Hungary – 3.4%
Hungary Government Bond (BBB-/NR)
HUF	362,520,000	2.500%		10/27/21	$ 1,305,070
	990,480,000	3.000		06/26/24	3,544,754
	1,020,660,000	5.500		06/24/25	4,176,340
	751,100,000	3.000		10/27/27	2,524,465

					11,550,629

Malaysia – 4.7%
Malaysia Government Bond (NR/NR)
MYR	5,880,000	3.399		11/30/18	1,457,691
	7,640,000	3.558		04/30/19	1,892,063
	6,060,000	3.743		08/26/21	1,495,075
	2,440,000	4.045		08/15/24	598,767
	190,000	3.990		10/15/25	46,132
	570,000	4.070		09/30/26	137,950
	960,000	4.724		06/15/33	236,709
	4,220,000	4.786		10/31/35	1,015,890
Malaysia Government Bond (NR/A3)
	3,700,000	4.295		10/31/18	918,697
	1,640,000	3.759		03/15/19	406,896
	6,200,000	5.734		07/30/19	1,570,745
	5,560,000	4.378		11/29/19	1,392,800
	1,590,000	3.480		03/15/23	384,343
	11,250,000	4.181		07/15/24	2,787,889
	3,250,000	4.254		05/31/35	741,912
	2,270,000	4.736		03/15/46	543,102

					15,626,661

Mexico – 1.2%
United Mexican States (A-/A3)
MXN	29,732,400	10.000		12/05/24	1,677,106
	26,424,400	7.500		06/03/27	1,319,104
	16,479,400	8.500		05/31/29	882,307

					3,878,517

Peru – 4.1%
Republic of Peru (NR/NR)
PEN	1,484,000	6.714		02/12/55	460,651
Republic of Peru (NR/A3)
	5,365,000	6.350	(e)	08/12/28	1,727,001
	20,665,000	6.150	(e)	08/12/32	6,416,216
	8,178,000	6.850		02/12/42	2,634,813
Republic of Peru (A-/A3)
	1,076,000	5.700		08/12/24	341,256
	1,130,000	8.200		08/12/26	409,159
	393,000	6.950		08/12/31	130,944
	5,192,000	6.900		08/12/37	1,693,291

					13,813,331

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Russia – 6.5%
Russian Federation Bond (NR/NR)
RUB	336,090,000	6.500%	02/28/24	$ 5,101,456
	60,140,000	7.100	10/16/24	941,052
	198,040,000	7.750	09/16/26	3,190,556
	364,880,000	8.500	09/17/31	6,210,738
	615,000	7.700	03/23/33	9,825
Russian Federation Bond (BBB/Ba1)
	108,630,000	6.400	05/27/20	1,710,283
	11,620,000	7.000	08/16/23	182,769
	250,000,000	8.150	02/03/27	4,129,695
	17,330,000	7.050	01/19/28	266,954

				21,743,328

South Africa – 9.1%
Republic of South Africa (BB+/Baa3)
ZAR	129,850,000	10.500	12/21/26	10,386,580
	7,500,000	8.000	01/31/30	499,311
	64,146,000	8.250	03/31/32	4,258,490
	96,140,000	8.875	02/28/35	6,618,189
	88,400,000	8.500	01/31/37	5,837,139
	17,130,000	9.000	01/31/40	1,174,443
	2,790,000	6.500	02/28/41	144,868
	24,674,300	8.750	01/31/44	1,641,878

				30,560,898

Thailand – 6.2%
Thailand Government Bond (NR/NR)
THB	114,400,000	2.000	12/17/22	3,440,588
Thailand Government Bond (NR/Baa1)
	47,280,000	1.875	06/17/22	1,419,046
	34,820,000	2.125	12/17/26	1,012,390
	81,774,712	1.250	03/12/28	2,326,711
	69,580,000	3.775	06/25/32	2,252,807
Thailand Government Bond (A-/Baa1)
	22,850,000	3.650	12/17/21	730,143
	101,300,000	3.850	12/12/25	3,337,148
	192,190,000	3.650	06/20/31	6,145,592

				20,664,425

Turkey – 5.8%
Republic of Turkey (NR/NR)
TRY	8,300,000	9.400	07/08/20	1,542,524
	9,290,000	10.700	02/17/21	1,718,929
	3,760,000	9.200	09/22/21	651,514
	12,070,000	10.700	08/17/22	2,133,470
	49,740,000	12.200	01/18/23	9,214,219
	5,000,000	10.500	08/11/27	797,262
	11,330,000	12.400	03/08/28	2,013,767
Republic of Turkey (NR/Ba2)
	7,210,000	11.000	03/02/22	1,299,145

				19,370,830

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Uruguay – 0.2%
Republic of Uruguay (NR/NR)(e)
UYU	11,125,000	8.500%	03/15/28	$ 302,068
Republic of Uruguay (BBB/Baa2)
	11,345,273	4.375	12/15/28	387,385

				689,453

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $249,281,266)				$231,330,791

Corporate Obligations – 2.2%
Argentina(e) – 0.2%
Banco Macro SA (NR/B2)
ARS	21,350,000	17.500%	05/08/22	$ 682,006

Peru(d)(e) – 0.4%
Banco de Credito del Peru (BBB+/Baa1)
PEN	4,800,000	4.850	10/30/20	1,463,459

South Africa(f) – 1.0%
Transnet SOC Ltd. (BB+/Baa3)
ZAR	48,000,000	10.000	03/30/29	3,263,895

Venezuela – 0.6%
Petroleos de Venezuela SA (NR/NR)
	$10,110,000	6.000	10/28/22	1,870,350
Petroleos de Venezuela SA (D/NR)(g)
	10,000	6.000	11/15/26	2,100

				1,872,450

TOTAL CORPORATE OBLIGATIONS (Cost $11,274,748)				$ 7,281,810

Structured Notes – 12.4%
Colombia – 0.5%
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000%	07/25/24	$ 1,712,561

Singapore(e) – 2.5%
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	67,149,000,000	9.000	03/19/29	4,973,640
	46,125,000,000	8.750	05/19/31	3,351,546

				8,325,186

United Kingdom(e) – 4.0%
Republic of Indonesia (Issuer Deutsche Bank AG (London)) (NR/NR)
	69,000,000,000	8.375	03/19/24	4,907,080
	62,000,000,000	7.500	08/19/32	4,025,671
	6,600,000,000	8.250	05/19/36	455,391
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	54,768,000,000	8.750	05/17/31	3,979,566

				13,367,708

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – (continued)
United States(e) – 5.4%
Arab Republic of Egypt (Issuer Citibank NA) (NR/NR)(h)
EGP	22,610,000	0.000%		10/11/18	$ 1,196,384
	18,500,000	0.000		11/29/18	956,250
Arab Republic of Egypt (Issuer JPMorgan Chase Bank NA) (NR/NR)
	7,100,000	0.000	(h)	07/26/18	392,175
	12,050,000	0.000	(h)	02/07/19	602,871
IDR	91,934,000,000	8.750		05/17/31	6,680,131
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
	48,909,000,000	7.000		05/17/27	3,191,201
	81,257,000,000	7.500		08/19/32	5,276,031

					18,295,043

TOTAL STRUCTURED NOTES (Cost $47,387,956)					$ 41,700,498

Municipal Debt Obligations – 0.4%
Puerto Rico(g) – 0.4%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (NR/Ca)(d)
	$70,000	5.500%		07/01/32	$ 29,750
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (NR/Ca)(d)
	45,000	5.875		07/01/36	19,125
	170,000	5.750		07/01/38	72,250
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A (NR/Ca)(d)
	45,000	6.000		07/01/34	18,900
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E (NR/Ca)(d)
	40,000	5.625		07/01/32	16,800
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (NR/Ca)(d)
	20,000	5.500		07/01/26	8,400
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(d)
	260,000	8.000		07/01/35	105,300
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A (NR/Ca)(d)
	80,000	5.125		07/01/31	34,000
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A (NR/Ca)(d)
	20,000	5.000		07/01/34	8,500
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A (NR/Ca)(d)
	30,000	5.250		07/01/27	12,750

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico(g) – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2007 B (NR/Ca)(d)
	$30,000	6.050%		08/01/37	$ 25,762
	10,000	6.050		08/01/39	8,587
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2007 C (NR/Ca)(d)
	100,000	6.000		08/01/31	85,875
	15,000	6.000		08/01/32	12,881
	35,000	6.000		08/01/38	30,056
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2008 A (NR/Ca)(d)
	10,000	6.130		08/01/28	8,588
	10,000	6.130		08/01/29	8,588
	20,000	6.130		08/01/30	17,175
	20,000	6.130		08/01/37	17,175
	35,000	6.130		08/01/38	30,056
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2009 C (NR/Ca)(d)
	20,000	5.750		08/01/57	17,200
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C (NR/Ca)
	15,000	5.000		08/01/21	12,900
	50,000	4.750	(d)	08/01/39	43,000
	165,000	5.000	(d)	08/01/40	141,900
	60,000	5.250	(d)	08/01/40	51,600
	20,000	5.000	(d)	08/01/46	17,200
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 D (NR/Ca)(d)
	10,000	4.850		08/01/36	8,413
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (NR/Ca)(d)
	90,000	5.250		08/01/27	40,275
	75,000	5.750		08/01/37	33,562
	60,000	6.375		08/01/39	26,850
	15,000	6.500		08/01/44	6,713
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (NR/Ca)(d)
	15,000	5.500		08/01/37	6,713
	120,000	5.375		08/01/39	53,700
	5,000	5.500		08/01/42	2,238
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (NR/Ca)(d)
	240,000	5.375		08/01/38	107,400
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (NR/Ca)(d)
	195,000	5.000		08/01/43	87,262
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (NR/Ca)(d)
	45,000	5.500		08/01/28	20,137

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $1,385,187)					$ 1,247,581

U.S. Treasury Obligations – 3.0%
Nigeria T Bill
NGN	746,880,000	1.000%		12/20/18	$ 1,945,934
	495,720,000	1.000		12/27/18	1,284,690
	101,720,000	0.010		01/03/19	263,093
Republic of Argentina
ARS	193,875,000	1.000		09/19/18	6,111,901

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Bond(i)
$500,000	3.625%	08/15/43	$ 556,935

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,442,496)			$ 10,162,553

Shares	Distribution Rate		Value
Investment Company(j) – 6.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
21,768,873	1.869%		$ 21,768,873
(Cost $21,768,873)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $342,540,526)			$313,492,106

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 0.5%
Certificates of Deposit – 0.5%
Banco del Estado de Chile (NR/NR)(a)
$1,307,000	2.602%	09/28/18	$ 1,308,310
Nigeria Omo Bill (NR/NR)(h)
142,080,000	0.000	12/13/18	370,052

TOTAL SHORT-TERM INVESTMENTS (Cost $1,678,533)			$ 1,678,362

TOTAL INVESTMENTS – 94.0% (Cost $344,219,059)			$315,170,468

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.0%			19,996,858

NET ASSETS – 100.0%			$335,167,326

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(b)	Actual maturity date is June 28, 2117.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2018.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $52,419,447, which represents approximately 15.6% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $3,263,895, which represents approximately 1.0% of the Fund’s net assets as of June 30, 2018.

(g)	Security is currently in default and/or non-income producing.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an Affiliated Issuer.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
EURO	— Euro Offered Rate
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
NR	— Not Rated
PLC	— Public Limited Company
PRIBOR	— Prague Interbank Offered Rate
RB	— Revenue Bond
SHIBOR	— Shanghai Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	4,180,242	USD	1,068,419	$1,078,176	07/03/18	$9,757
	EUR	2,219,412	CNH	16,645,876	2,607,650	09/19/18	106,148
	EUR	1,046,085	HUF	344,249,918	1,229,075	09/19/18	2,506
	EUR	6,104,532	PLN	26,514,786	7,172,387	09/19/18	84,404
	EUR	24,708,602	USD	28,883,441	29,030,843	09/19/18	147,401
	KRW	5,598,326,132	USD	5,009,105	5,029,697	07/26/18	20,592
	KRW	4,296,244,795	USD	3,857,719	3,860,648	08/03/18	2,929
	MXN	651,619,633	USD	31,123,650	32,397,668	09/19/18	1,274,017
	RUB	325,416,699	USD	5,083,994	5,152,993	08/20/18	69,000
	SGD	3,806,815	USD	2,791,909	2,798,838	09/19/18	6,929
	TRY	24,845,905	USD	5,155,010	5,226,129	09/19/18	71,118
	USD	745,638	ARS	20,437,932	704,198	07/03/18	41,440
	USD	23,471,621	BRL	88,285,989	22,770,888	07/03/18	700,732
	USD	1,213,112	BRL	4,672,676	1,200,960	08/02/18	12,152
	USD	6,405,599	CLP	4,055,384,604	6,206,771	07/05/18	198,828
	USD	6,292,762	CLP	4,042,447,087	6,187,229	07/18/18	105,533
	USD	22,526,946	CNH	145,779,637	21,907,413	09/19/18	619,532
	USD	3,132,000	EUR	2,661,882	3,127,522	09/19/18	4,478
	USD	250,820	HUF	70,132,126	249,882	09/19/18	938
	USD	12,607,020	IDR	179,603,254,126	12,546,006	07/02/18	61,014
	USD	2,155,649	IDR	30,082,081,795	2,104,536	07/05/18	51,113
	USD	2,612,810	IDR	37,262,732,059	2,600,027	07/23/18	12,784
	USD	6,671,946	IDR	94,991,732,937	6,622,071	07/27/18	49,875
	USD	7,988,002	INR	541,436,903	7,897,271	07/11/18	90,730
	USD	3,737,103	INR	255,051,962	3,715,791	07/19/18	21,311
	USD	1,218,000	JPY	132,630,090	1,204,712	09/19/18	13,288
	USD	2,994,918	MXN	59,477,963	2,957,166	09/19/18	37,752
	USD	4,697,491	PEN	15,454,745	4,696,349	08/21/18	1,142
	USD	5,869,609	SGD	7,820,726	5,749,938	09/19/18	119,672
	USD	2,958,582	THB	97,386,379	2,942,989	08/14/18	15,594
	USD	4,495,377	TRY	21,261,753	4,472,232	09/19/18	23,144
	USD	1,335,435	TWD	39,639,193	1,302,357	07/09/18	33,078
	USD	9,886,282	TWD	298,682,764	9,816,696	07/16/18	69,588
	USD	17,677,621	TWD	532,110,643	17,498,173	07/27/18	179,447
	USD	8,124,587	ZAR	111,313,343	8,030,136	09/19/18	94,451
	ZAR	23,465,683	USD	1,685,684	1,692,813	09/19/18	7,132

TOTAL							$4,359,549

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	ARS	20,437,932	USD	966,104	$704,198	07/03/18	$(261,906)
	ARS	32,233,985	USD	1,258,157	1,108,141	07/05/18	(150,016)
	ARS	32,397,546	USD	1,258,157	1,107,545	07/10/18	(150,612)
	ARS	16,352,164	USD	771,328	557,771	07/12/18	(213,558)
	ARS	35,400,009	USD	1,407,551	1,198,146	07/19/18	(209,405)
	ARS	20,437,932	USD	726,166	683,429	07/31/18	(42,737)
	ARS	31,402,971	USD	1,189,898	1,039,891	08/10/18	(150,007)
	ARS	6,732,581	USD	274,016	221,868	08/15/18	(52,148)
	ARS	57,311,871	USD	2,168,709	1,885,032	08/17/18	(283,678)
	BRL	84,105,748	USD	22,274,587	21,692,714	07/03/18	(581,874)
	BRL	46,808,119	USD	12,331,463	12,030,514	08/02/18	(300,949)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	CLP	4,055,384,604	USD	6,321,359	$6,206,771	07/05/18	$(114,588)
	CLP	678,567,561	USD	1,042,827	1,038,620	08/06/18	(4,207)
	CNH	16,324,475	EUR	2,132,940	2,453,203	09/19/18	(52,849)
	CNH	40,444,918	USD	6,128,963	6,077,964	09/19/18	(50,997)
	COP	5,142,159,712	USD	1,756,579	1,752,296	07/26/18	(4,283)
	COP	2,733,092,892	USD	935,494	930,236	08/22/18	(5,258)
	CZK	90,643,388	USD	4,187,729	4,092,412	09/19/18	(95,316)
	HUF	6,962,840,578	EUR	21,590,849	24,808,735	09/19/18	(558,971)
	IDR	179,603,254,126	USD	12,612,266	12,546,006	07/02/18	(66,259)
	IDR	30,082,081,795	USD	2,113,248	2,104,536	07/05/18	(8,712)
	IDR	124,185,242,605	USD	8,773,242	8,657,211	07/27/18	(116,031)
	IDR	181,683,200,794	USD	12,733,664	12,617,035	08/16/18	(116,629)
	INR	250,985,782	USD	3,687,462	3,660,820	07/11/18	(26,643)
	INR	169,545,652	USD	2,480,454	2,470,071	07/19/18	(10,383)
	JPY	421,786,122	USD	3,852,000	3,831,189	09/19/18	(20,811)
	KRW	5,598,326,132	USD	5,108,610	5,027,694	07/09/18	(80,917)
	MXN	20,875,218	USD	1,042,827	1,037,888	09/19/18	(4,939)
	MYR	14,051,101	USD	3,494,430	3,480,692	07/12/18	(13,737)
	PHP	65,808,379	USD	1,244,838	1,229,626	08/06/18	(15,212)
	PLN	113,243,554	EUR	26,348,146	30,272,484	09/19/18	(684,705)
	PLN	98,684,608	USD	27,234,985	26,380,559	09/19/18	(854,426)
	RUB	196,853,331	USD	3,120,920	3,117,185	08/20/18	(3,735)
	SGD	3,503,790	EUR	2,211,049	2,576,049	09/19/18	(21,776)
	SGD	1,845,282	USD	1,361,756	1,356,684	09/19/18	(5,072)
	THB	301,806,304	USD	9,438,231	9,120,500	08/14/18	(317,731)
	TWD	39,321,008	USD	1,328,412	1,291,903	07/09/18	(36,509)
	TWD	42,687,245	USD	1,406,499	1,402,986	07/16/18	(3,513)
	TWD	210,788,896	USD	7,031,006	6,931,679	07/27/18	(99,327)
	USD	2,231,472	COP	6,564,891,631	2,237,122	07/26/18	(5,650)
	USD	1,697,230	IDR	24,450,289,000	1,704,480	07/27/18	(7,251)
	USD	1,222,187	INR	84,049,779	1,224,501	07/19/18	(2,315)
	USD	5,007,313	KRW	5,598,326,132	5,027,694	07/09/18	(20,381)
	USD	15,781,867	KRW	17,619,493,875	15,829,860	07/26/18	(47,993)
	USD	2,495,331	KRW	2,787,232,827	2,504,365	07/31/18	(9,034)
	USD	1,119,526	MXN	23,027,509	1,144,898	09/19/18	(25,371)
	USD	6,218,262	RUB	396,140,819	6,272,915	08/20/18	(54,652)
	USD	3,987,522	TRY	19,504,293	4,102,565	09/19/18	(115,045)
	USD	1,221,795	TWD	37,218,318	1,223,904	07/27/18	(2,109)
	USD	3,871,301	ZAR	53,972,733	3,893,590	09/19/18	(22,288)
	ZAR	266,662,079	USD	19,781,401	19,236,984	09/19/18	(544,415)

TOTAL							$(6,646,930)

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	39	09/19/18	$6,222,938	$124,776
Ultra 10 Year U.S. Treasury Notes	33	09/19/18	4,231,734	44,928
2 Year U.S. Treasury Notes	23	09/28/18	4,872,047	(2,972)

Total				$166,732

Short position contracts:
Eurodollars	(14)	12/17/18	(3,407,600)	25,530
Eurodollars	(20)	06/17/19	(4,857,250)	42,716
Eurodollars	(126)	12/14/20	(30,561,300)	7,804
5 Year U.S Treasury Notes	(104)	09/28/18	(11,816,188)	12,560
10 Year U.S Treasury Notes	(25)	09/19/18	(3,004,687)	4,288
20 Year U.S. Treasury Bonds	(104)	09/19/18	(15,080,000)	(223,258)

Total				$(130,360)

TOTAL				$36,372

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

Columbia IBR Overnight IB(a)	4.750%	BoA Securities LLC	06/20/20	COP	9,050,100		$(6,390)	$19,728	$(26,118)
3M KWCDC(a)	2.000	BoA Securities LLC	09/19/20	KRW	8,758,140	(b)	(2,611)	(10,618)	8,007
Mexico IB TIIE 28D(c)	8.010	Barclays Bank PLC	06/29/27	MXN	213,930		(33,026)	—	(33,026)
3M SHIBOR(a)	3.750	BoA Securities LLC	06/20/20	CNY	66,350	(b)	129,525	41,568	87,957
Columbia IBR Overnight IB(a)	4.750	Citibank NA	06/20/20	COP	14,328,350		(10,119)	18,296	(28,415)
3M KWCDC(a)	2.000	Citibank NA	09/19/20	KRW	11,087,330	(b)	(3,306)	(7,316)	4,010
3.250%(d)	6M CLICP	Citibank NA	09/20/20	CLP	3,262,250	(b)	17,993	26,328	(8,335)
3.500(d)	6M CLICP	Citibank NA	09/20/20		1,312,125	(b)	(2,489)	(3,707)	1,218
6M Thai Reuters(d)	1.750	Citibank NA	03/21/21	THB	256,000		9,751	6,090	3,661
6M Thai Reuters(d)	2.000	Citibank NA	06/20/23		80,000		(6,321)	4,972	(11,293)
5.110(a)	3M COP	CS International (London)	04/15/19		20,678,330		(52,953)	—	(52,953)
6.055(a)	Colombia IBR Overnight IB	CS International (London)	05/02/24	COP	3,635,890		(24,508)	—	(24,508)
Columbia IBR Overnight IB(a)	4.750	Deutsche Bank AG	06/20/20		3,920,825		(2,769)	9,021	(11,790)
3M KWCDC(a)	2.000	Deutsche Bank AG	06/20/20	KRW	9,666,950		8,645	(2,858)	11,503
3M KWCDC(a)	2.000	Deutsche Bank AG	09/19/20		8,575,030	(b)	(2,556)	(7,071)	4,515
5.190(a)	Colombia IBR Overnight IB	JPMorgan Securities, Inc.	04/22/19		10,159,090		(33,167)	—	(33,167)
3M SHIBOR(a)	3.750	JPMorgan Securities, Inc.	06/20/20	CNY	52,320		101,305	33,739	67,566
3M SHIBOR(a)	3.750	MS & Co. Int. PLC	06/20/20		42,410		82,117	25,171	56,946
Colombia IBR Overnight IB(a)	4.750	MS & Co. Int. PLC	06/20/20	COP	2,707,300		(1,912)	460	(2,372)
3M KWCDC(a)	2.000	MS & Co. Int. PLC	06/20/20	KRW	3,790,930		3,391	(468)	3,859
Columbia IBR Overnight IB(a)	4.750	MS & Co. Int. PLC	06/20/20	COP	3,921,800		(2,770)	8,868	(11,638)
7.000(d)	6M MIBOR	MS & Co. Int. PLC	09/19/20	INR	1,830,420	(b)	36,151	(6,629)	42,780
3M KWCDC(a)	2.000	MS & Co. Int. PLC	09/19/20	KRW	13,038,400	(b)	(3,886)	(5,185)	1,299
3.500(a)	6M CLICP	MS & Co. Int. PLC	09/20/20	CLP	1,246,500	(b)	(2,365)	(2,808)	443
Mexico IB TIIE 28D(c)	5.630	MS & Co. Int. PLC	06/17/21	MXN	135,000		(430,351)	—	(430,351)
Colombia IBR Overnight IB(a)	6.055	MS & Co. Int. PLC	05/02/24	COP	3,635,890		24,508	(4,116)	28,624

TOTAL							$(208,113)	$143,465	$(351,578)

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.
(c)	Payments made monthly.
(d)	Payments made semi-annually.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Avg(a)	6.900%	01/02/19	BRL	4,800		$2,328	$43	$2,285
8.050%(a)	1M BID Avg	01/02/20		64,550		(51,076)	(76,446)	25,370
1M BID Avg(a)	7.500	01/02/20		19,650		(37,197)	(18,616)	(18,581)
7.330(b)	3M JIBAR	03/21/20	ZAR	10	(c)	(1)	(1)	—
8.200(a)	Mexico IB TIIE 28D	09/16/20	MXN	331,175	(c)	(39,869)	27,166	(67,035)
6M BUBOR(d)	0.600(e)	09/19/20	HUF	4,482,745	(c)	(248,188)	(35,700)	(212,488)
6M BUBOR(d)	1.440(e)	09/19/20		2,515,500	(c)	8,343	19,772	(11,429)
6M WIBOR(d)	2.000(e)	09/19/20	PLN	193,200	(c)	(9,261)	(3,826)	(5,435)
1.650(e)	6M PRIBOR(d)	09/19/20	CZK	99,575	(c)	6,374	(781)	7,155
Mexico IB TIIE 28D(a)	8.250	09/15/21	MXN	759,955	(c)	326,746	(28,822)	355,568
1M BID Avg(a)	10.300	01/03/22	BRL	18,845		36,187	(24,119)	60,306
1M BID Avg(a)	10.380	01/03/22		6,050		4,454	56	4,398
Mexico IB TIIE 28D(a)	5.500	03/09/22	MXN	53,690	(c)	(217,069)	(44,697)	(172,372)
8.900(e)	1M BID Avg	01/02/23	BRL	13,150		82,348	(21,663)	104,011
Mexico IB TIIE 28D(a)	8.280	09/13/23	MXN	140,210	(c)	122,458	8,920	113,538
0.500(e)	6M EURO	09/19/23	EUR	520	(c)	(5,605)	(1,586)	(4,019)
5.955(d)	Mexico IB TIIE 28D	11/20/24	MXN	54,290	(c)	277,352	18	277,334
5.660(a)	Mexico IB TIIE 28D	01/24/25		20,280	(c)	121,598	14	121,584
Mexico IB TIIE 28D(a)	8.330	09/10/25	MXN	224,275	(c)	248,035	57,632	190,403
7.500(a)	Mexico IB TIIE 28D	06/09/27		34,390	(c)	57,086	(42,784)	99,870
2.960(a)	6M WIBOR	12/22/27	PLN	1,880	(c)	(10,470)	8	(10,478)
2.957(e)	6M WIBOR(d)	12/27/27		3,680	(c)	(20,027)	15	(20,042)
8.350(e)	Mexico IB TIIE 28D(d)	09/06/28	MXN	108,920	(c)	(119,890)	(66,148)	(53,742)
1.000(a)	6M EURO	09/19/28	EUR	1,100	(c)	(10,668)	3,982	(14,650)

TOTAL						$523,988	$(247,563)	$771,551

(a)	Payments made monthly.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.
(d)	Payments made semi-annually.
(e)	Payments made annually.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2018(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.414%	Bank of America Securities LLC	06/20/21	$70	$(1,199)	$488	$(1,687)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	Barclays Bank PLC	03/20/19	3,170	(20,472)	(1,743)	(18,729)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	BoA Securities LLC	06/20/19	1,160	(9,940)	(1,416)	(8,524)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.357	BoA Securities LLC	12/20/20	2,320	(36,691)	12,912	(49,603)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	Citibank NA	03/20/19	22,180	(143,247)	(18,224)	(125,023)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	Citibank NA	06/20/19	44,310	(379,701)	(51,513)	(328,188)
People’s Republic of China, 7.500%, 10/28/2	(1.000)	0.357	Citibank NA	12/20/20	3,400	(53,770)	22,041	(75,811)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	Citibank NA	06/20/21	3,810	(65,256)	23,771	(89,027)
People’s Republic of China, 4.250%, 10/28/18	(1.000)	0.150	JPMorgan Securities, Inc.	06/20/19	1,630	(13,967)	(2,137)	(11,830)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	JPMorgan Securities, Inc.	06/20/21	250	(4,282)	1,518	(5,800)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.414	UBS AG (London)	06/20/21	280	(4,795)	734	(5,529)

TOTAL						$(733,320)	$(13,569)	$(719,751)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES#

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)

Titulos do Tesoreria,	1.000%	Deutsche Bank AG	07/13/18	$8,765,700	$17,975

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BoA Securities LLC	— Bank of America Securities LLC
Colombia IBR Overnight IB	— Colombia IBR Overnight Interbank
CS International (London)	— Credit Suisse International (London)
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS TOTAL EMERGING MARKETS INCOME FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 5.6%
Colombia(a)(b) – 0.4%
Colombia Telecomunicaciones SA ESP (BB-/NR)(5 year USD Swap + 6.958%)
$71,000	8.500%	12/29/49	$ 74,124

Dominican Republic(a)(c) – 1.1%
Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
200,000	6.750	03/30/29	208,000

Mongolia(a) – 0.4%
Energy Resources LLC (NR/NR)(b)
54,111	8.000	09/30/22	52,623
Mongolian Mining Corp. (NR/NR)(d)
45,135	0.000	12/31/99	26,629

			79,252

Peru – 3.7%
ABY Transmision Sur SA (BBB/NR)(c)
198,220	6.875	04/30/43	212,839
Corp. Lindley SA (BBB/NR)
290,000	6.750	11/23/21	309,600
150,000	4.625	04/12/23	151,145

			673,584

TOTAL CORPORATE OBLIGATIONS (Cost $1,005,568)			$ 1,034,960

Shares	Description	Value
Common Stocks – 30.1%
Argentina – 0.3%
185	MercadoLibre, Inc.	$ 55,302

Australia – 0.2%
2,009	SEEK Ltd.	32,375

Brazil – 1.2%
18,000	B3 SA - Brasil Bolsa Balcao	94,975
10,500	BB Seguridade Participacoes SA	66,266
1,335	Pagseguro Digital Ltd. Class A(e)	37,046
5,900	Petrobras Distribuidora SA	27,843

		226,130

China – 9.2%
504	58.Com, Inc. ADR(e)	34,947
2,118	Alibaba Group Holding Ltd. ADR(e)	392,952
20,000	Anhui Conch Cement Co. Ltd. Class H	114,058
13,000	ANTA Sports Products Ltd.	68,553
4,400	China Literature Ltd.(c)(e)	41,179
1,520	Ctrip.com International Ltd. ADR(e)	72,398
31,000	Geely Automobile Holdings Ltd.	79,760
8,000	Minth Group Ltd.	33,838
805	New Oriental Education & Technology Group, Inc. ADR	76,201

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
22,500	Ping An Insurance Group Co. of China Ltd. Class H	$ 206,048
11,300	Tencent Holdings Ltd.	567,434

		1,687,368

Colombia – 0.2%
764	Banco de Bogota SA	17,751
2,322	Grupo Aval Acciones y Valores SA ADR	19,249

		37,000

Czech Republic(c) – 0.3%
15,853	Moneta Money Bank AS	54,392

Germany – 0.3%
2,292	Infineon Technologies AG	58,220

Greece – 0.3%
3,120	JUMBO SA	51,326

Hong Kong – 3.0%
21,000	AIA Group Ltd.	182,940
39,000	China Merchants Bank Co. Ltd. Class H	143,458
13,000	Galaxy Entertainment Group Ltd.	100,210
4,300	Hong Kong Exchanges & Clearing Ltd.	128,688

		555,296

Indonesia – 0.5%
58,200	Bank Central Asia Tbk PT	86,918
25,100	Semen Indonesia Persero Tbk PT	12,476

		99,394

Malaysia – 0.6%
3,700	British American Tobacco Malaysia Bhd	31,857
43,350	Bursa Malaysia Bhd	78,884

		110,741

Mexico – 0.8%
43,700	Alsea SAB de CV	150,506

Panama – 0.2%
892	Intercorp Financial Services, Inc.	35,635

Peru – 0.6%
29,489	BBVA Banco Continental SA	37,445
354	Credicorp Ltd.	79,692

		117,137

Philippines – 0.3%
9,530	Jollibee Foods Corp.	46,987

Poland(c)(e) – 0.6%
3,862	Dino Polska SA	106,637

GOLDMAN SACHS TOTAL EMERGING MARKETS INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – 1.5%
3,626	Commercial International Bank Egypt SAE GDR	$ 17,949
1,910	Lukoil PJSC ADR	131,656
16,370	Moscow Exchange MICEX-RTS PJSC	28,366
27,010	Sberbank of Russia PJSC	93,821

		271,792

South Africa – 2.1%
11,458	Barclays Africa Group Ltd.	133,047
2,195	Bid Corp. Ltd.	43,953
17,269	Dis-Chem Pharmacies Ltd.(c)	32,920
16,136	FirstRand Ltd.	74,958
4,423	Santam Ltd.	92,029

		376,907

South Korea – 6.2%
2,466	Hankook Tire Co. Ltd.	93,177
262	Hanssem Co. Ltd.	24,657
3,016	ING Life Insurance Korea Ltd.(c)(e)	113,227
278	LG Chem Ltd.	83,208
611	LG Electronics, Inc.	45,492
61	NAVER Corp.	41,743
207	NCSoft Corp.	68,886
865	Samsung Electro-Mechanics Co. Ltd.	115,165
9,604	Samsung Electronics Co. Ltd.	402,307
145	Samsung Fire & Marine Insurance Co. Ltd.	34,356
1,579	SK Hynix, Inc.	121,203

		1,143,421

Spain(c) – 0.2%
14,470	Prosegur Cash SA	39,035

Thailand – 0.5%
28,800	Airports of Thailand PCL	54,750
56,100	Beauty Community PCL	20,629
3,500	Kasikornbank PCL	21,094

		96,473

Turkey – 0.4%
13,367	Eregli Demir ve Celik Fabrikalari TAS	29,645
6,478	MLP Saglik Hizmetleri AS(c)(e)	20,278
12,949	Sok Marketler Ticaret AS(e)	24,439

		74,362

United Kingdom – 0.4%
1,502	NMC Health PLC	70,696

United States – 0.2%
21,000	Nexteer Automotive Group Ltd.	30,889

TOTAL COMMON STOCKS (Cost $6,449,302)		$ 5,528,021

Shares	Rate	Value
Preferred Stock – 0.7%
Brazil – 0.7%
Banco Bradesco SA
17,370	0.000%	$ 120,558
(Cost $205,634)

Principal Amount	Maturity Date	Value
Warrant(e) – 0.4%
Contemporary Amperex Technology Co. Ltd. (NR/NR)
$6,400	07/31/19	$ 69,421
(Cost $67,776)

Shares	Description	Value
Exchange Traded Funds – 11.7%
491	iShares MSCI Emerging Markets ETF (NR/NR)	21,275
31,187	iShares MSCI India ETF (NR/NR)	1,038,215
18,644	iShares MSCI Taiwan Capped ETF (NR/NR)	671,184
15,552	Xtrackers Harvest CSI 300 China A-Shares ETF (NR/NR)	412,595

TOTAL EXCHANGE TRADED FUNDS (Cost $2,446,380)		$ 2,143,269

Shares	Distribution Rate	Value
Investment Companies(f) – 48.4%
Goldman Sachs Emerging Markets Debt Fund - Class R6
316,246	0.000%	$ 3,734,864
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,086,991	1.869	1,086,991
Goldman Sachs Local Emerging Markets Debt Fund - Class R6
699,068	0.000	4,054,596

TOTAL INVESTMENT COMPANIES (Cost $9,701,104)		$ 8,876,451

TOTAL INVESTMENTS – 96.9% (Cost $19,875,764)		$17,772,680

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		568,368

NET ASSETS – 100.0%		$18,341,048

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS TOTAL EMERGING MARKETS INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $828,507, which represents approximately 4.5% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(d)	Pay-in-kind securities.

(e)	Security is currently in default and/or non-income producing.

(f)	Represents an Affiliated Issuer.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TOTAL EMERGING MARKETS INCOME FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
FTSE China A50 Index	8	07/30/18	$92,240	$(3,905)
Kospi 200 Index	2	09/13/18	134,589	(8,105)
MSCI Emerging Markets Index	15	09/21/18	797,475	(50,791)
SET50 Index	20	09/27/18	126,266	(3,132)
5 Year U.S. Treasury Notes	1	09/28/18	113,617	(80)
10 Year U.S. Treasury Notes	1	09/19/18	120,188	628
20 Year U.S. Treasury Bonds	2	09/19/18	290,000	4,313

Total				$(61,072)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(1)	09/19/18	(159,562)	(3,064)
Ultra 10 Year U.S. Treasury Notes	(2)	09/19/18	(256,469)	(2,617)

Total				$(5,681)

TOTAL				$(66,753)

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 103.9%
Collateralized Mortgage Obligations – 6.6%
Interest Only(a) – 1.5%
FHLMC REMIC Series 3852, Class SW(b)(-1x1M LIBOR + 6.000%)
$555,750	4.081%	05/15/41	$ 75,551
FHLMC REMIC Series 4273, Class PS(b)(-1x1M LIBOR + 6.100%)
284,134	4.027	11/15/43	39,313
FHLMC REMIC Series 4286, Class SN(b)(-1x1M LIBOR + 6.000%)
4,047,944	3.927	12/15/43	597,515
FHLMC REMIC Series 4314, Class SE(b)(-1x1M LIBOR + 6.050%)
383,483	4.131	03/15/44	60,474
FHLMC REMIC Series 4320, Class SD(b)(-1x1M LIBOR + 6.100%)
208,929	4.181	07/15/39	26,766
FHLMC REMIC Series 4456, Class IO
260,030	4.500	10/15/44	57,489
FHLMC REMIC Series 4583, Class ST(b)(-1x1M LIBOR + 6.000%)
1,688,621	3.927	05/15/46	277,686
FHLMC STRIPS Series 304, Class C45
325,034	3.000	12/15/27	28,043
FNMA REMIC Series 2007-36, Class SN(b)(-1x1M LIBOR + 6.770%)
493,794	4.810	04/25/37	76,723
FNMA REMIC Series 2008-17, Class SI(b)(-1x1M LIBOR + 6.300%)
638,943	4.209	03/25/38	86,440
FNMA REMIC Series 2011-124, Class SC(b)(-1x1M LIBOR + 6.550%)
396,069	4.590	12/25/41	63,148
FNMA REMIC Series 2012-88, Class SB(b)(-1x1M LIBOR + 6.670%)
467,548	4.710	07/25/42	80,183
FNMA REMIC Series 2013-121, Class SA(b)(-1x1M LIBOR + 6.100%)
425,761	4.140	12/25/43	55,176
FNMA REMIC Series 2014-87, Class MS(b)(-1x1M LIBOR + 6.250%)
125,603	4.290	01/25/45	16,938
FNMA REMIC Series 2015-20, Class ES(b)(-1x1M LIBOR + 6.150%)
654,738	4.190	04/25/45	100,564
FNMA REMIC Series 2015-28, Class PS(b)(-1x1M LIBOR + 5.600%)
1,511,506	3.640	08/25/44	199,702
FNMA REMIC Series 2015-79, Class SA(b)(-1x1M LIBOR + 6.250%)
471,692	4.290	11/25/45	63,649
GNMA REMIC Series 2010-1, Class SD(b)(-1x1M LIBOR + 5.790%)
18,318	3.842	01/20/40	2,409
GNMA REMIC Series 2010-101, Class S(b)(-1x1M LIBOR + 6.000%)
1,163,466	4.052	08/20/40	166,456
GNMA REMIC Series 2010-20, Class SE(b)(-1x1M LIBOR + 6.250%)
465,515	4.302	02/20/40	69,235
GNMA REMIC Series 2010-31, Class SA(b)(-1x1M LIBOR + 5.750%)
286,439	3.802	03/20/40	36,647
GNMA REMIC Series 2010-85, Class SN(b)(-1x1M LIBOR + 5.940%)
45,304	3.992	07/20/40	6,803
GNMA REMIC Series 2010-98, Class QS(b)(-1x1M LIBOR + 6.600%)
133,840	4.652	01/20/40	15,243
GNMA REMIC Series 2011-17, Class SA(b)(-1x1M LIBOR + 6.100%)
173,003	4.152	09/20/40	21,179
GNMA REMIC Series 2011-61, Class CS(b)(-1x1M LIBOR + 6.680%)
29,468	4.732	12/20/35	543
GNMA REMIC Series 2013-113, Class SD(b)(-1x1M LIBOR + 6.700%)
209,242	4.615	08/16/43	32,308
GNMA REMIC Series 2013-124, Class CS(b)(-1x1M LIBOR + 6.050%)
1,673,407	4.102	08/20/43	256,970
GNMA REMIC Series 2013-134, Class DS(b)(-1x1M LIBOR + 6.100%)
106,590	4.016	09/20/43	15,117
GNMA REMIC Series 2013-152, Class SJ(b)(-1x1M LIBOR + 6.150%)
581,987	4.066	05/20/41	83,258

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2014-11, Class KI
$280,159	4.500%	12/20/42	$ 38,812
GNMA REMIC Series 2014-117, Class SJ(b)(-1x1M LIBOR + 5.600%)
4,830,011	3.516	08/20/44	627,670
GNMA REMIC Series 2014-132, Class SL(b)(-1x1M LIBOR + 6.100%)
793,409	4.016	10/20/43	104,146
GNMA REMIC Series 2014-133, Class BS(b)(-1x1M LIBOR + 5.600%)
364,124	3.652	09/20/44	43,388
GNMA REMIC Series 2014-158, Class SA(b)(-1x1M LIBOR + 5.600%)
2,265,366	3.666	10/16/44	291,007
GNMA REMIC Series 2014-188, Class IB
1,361,794	4.000	12/20/44	229,716
GNMA REMIC Series 2014-41, Class SA(b)(-1x1M LIBOR + 6.100%)
121,498	4.016	03/20/44	17,865
GNMA REMIC Series 2015-110, Class MS(b)(-1x1M LIBOR + 5.710%)
1,533,303	3.626	08/20/45	198,767
GNMA REMIC Series 2015-111, Class IM
845,456	4.000	08/20/45	145,034
GNMA REMIC Series 2015-111, Class SM(b)(-1x1M LIBOR + 6.200%)
472,765	4.116	08/20/45	68,840
GNMA REMIC Series 2015-112, Class SB(b)(-1x1M LIBOR + 5.740%)
454,312	3.656	08/20/45	57,847
GNMA REMIC Series 2015-119, Class SN(b)(-1x1M LIBOR + 6.250%)
991,409	4.302	08/20/45	150,768
GNMA REMIC Series 2015-126, Class HS(b)(-1x1M LIBOR + 6.200%)
918,557	4.116	09/20/45	133,942
GNMA REMIC Series 2015-129, Class IC
519,510	4.500	09/16/45	106,086
GNMA REMIC Series 2015-168, Class SD(b)(-1x1M LIBOR + 6.200%)
245,644	4.116	11/20/45	36,555
GNMA REMIC Series 2015-57, Class AS(b)(-1x1M LIBOR + 5.600%)
2,751,875	3.652	04/20/45	340,108
GNMA REMIC Series 2015-64, Class SG(b)(-1x1M LIBOR + 5.600%)
1,290,733	3.516	05/20/45	184,503
GNMA REMIC Series 2015-72, Class JI
115,851	3.500	05/20/45	18,672
GNMA REMIC Series 2015-83, Class PI
192,955	3.500	06/20/45	31,816
GNMA REMIC Series 2015-90, Class PI
154,178	3.500	04/20/45	24,688
GNMA REMIC Series 2016-1, Class ST(b)(-1x1M LIBOR + 6.200%)
481,613	4.116	01/20/46	70,789
GNMA REMIC Series 2016-138, Class DI
294,295	4.000	10/20/46	54,230
GNMA REMIC Series 2016-27, Class IA
1,072,508	4.000	06/20/45	169,540
GNMA REMIC Series 2016-4, Class SM(b)(-1x1M LIBOR + 5.650%)
679,611	3.566	01/20/46	82,824
GNMA REMIC Series 2016-6, Class SB(b)(-1x1M LIBOR + 5.650%)
567,664	3.702	01/20/46	69,892
GNMA REMIC Series 2017-139, Class IB
2,882,316	4.500	09/20/47	543,714
GNMA REMIC Series 2017-139, Class IM
1,953,172	4.500	09/20/47	358,885
GNMA REMIC Series 2017-38, Class AI
1,436,643	4.000	03/20/46	238,454

			7,050,086

Regular Floater(b) – 2.9%
FHLMC REMIC Series 4103, Class BF(1M LIBOR + 0.350%)
811,168	2.269	12/15/38	812,382

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FNMA REMIC Series 2010-118, Class YF(1M LIBOR + 0.500%)
$4,799,843	2.460%	10/25/40	$ 4,841,485
FNMA REMIC Series 2011-63, Class FG(1M LIBOR + 0.450%)
125,093	2.410	07/25/41	125,860
FNMA REMIC Series 2017-96, Class FA(1M LIBOR + 0.400%)
2,725,129	2.491	12/25/57	2,738,778
GNMA REMIC Series 2017-182, Class FN(1M LIBOR + 0.300%)
5,414,608	2.385	12/16/47	5,419,577

			13,938,082

Sequential Fixed Rate – 1.8%
FHLMC REMIC Series 2042, Class N
54,928	6.500	03/15/28	59,490
FHLMC REMIC Series 3748, Class D
496,611	4.000	11/15/39	508,500
FNMA REMIC Series 2000-16, Class ZG
154,965	8.500	06/25/30	181,483
FNMA REMIC Series 2005-59, Class KZ
900,922	5.500	07/25/35	976,422
FNMA REMIC Series 2011-52, Class GB
543,696	5.000	06/25/41	579,931
FNMA REMIC Series 2011-99, Class DB
594,932	5.000	10/25/41	634,031
FNMA REMIC Series 2012-111, Class B
90,862	7.000	10/25/42	102,463
FNMA REMIC Series 2012-153, Class B
343,789	7.000	07/25/42	389,189
FNMA REMIC Series 2017-87, Class EA
5,475,315	3.000	04/25/44	5,323,819

			8,755,328

Sequential Floating Rate(b) – 0.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
94,146	3.923	04/25/35	95,182
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
461,307	3.921	07/25/35	467,777
Countrywide Alternative Loan Trust Series 2005-38, Class A1(12M MTA + 1.500%)
97,708	2.965	09/25/35	97,934
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A(1M USD LIBOR + 0.480%)
145,286	2.428	01/19/36	121,817
Impac CMB Trust Series 2004-08, Class 1A(1M USD LIBOR + 0.720%)
37,545	2.680	10/25/34	36,593
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(6M USD LIBOR + 3.592%)
7,764	0.123	08/25/33	40
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(6M USD LIBOR + 3.176%)
1,399	0.320	07/25/33	23
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
367,106	3.661	10/25/34	375,792
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(c)
317,406	3.750	05/28/52	318,128

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Station Place Securitization Trust Series 2015-2, Class A(c)(1M USD LIBOR + 0.550%)
$600,000	2.468%	07/15/19	$ 600,000

			2,113,286

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 31,856,782

Commercial Mortgage-Backed Securities(b) – 0.7%
Sequential Floating Rate – 0.7%
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A(c)(1M LIBOR + 0.830%)
$1,800,000	2.791%	06/15/35	$ 1,797,298
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4(c)
1,268,796	4.869	02/15/44	1,318,481
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
150,659	6.047	12/10/49	150,498

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 3,266,277

Federal Agencies – 96.6%
Adjustable Rate FHLMC(b) – 0.0%
(1 year CMT + 2.107%)
$11,843	3.338%	10/01/34	$ 12,461
(1 year CMT + 2.225%)
23,323	3.392	09/01/33	24,533
(1 year CMT + 2.250%)
44,006	3.416	04/01/33	45,876
(1 year CMT + 2.250%)
18,119	3.500	11/01/34	18,988
(1 year CMT + 2.250%)
16,600	3.936	02/01/35	17,374
(1 year CMT + 2.250%)
58,984	3.501	06/01/35	61,811

			181,043

Adjustable Rate FNMA(b) – 0.2%
(1 year CMT + 2.196%)
31,610	3.607	02/01/35	33,209
(1 year CMT + 2.210%)
5,364	3.795	07/01/33	5,628
(1 year CMT + 2.250%)
123,221	3.509	06/01/33	129,653
(1 year CMT + 2.289%)
1,535	3.815	04/01/34	1,609
(1 year CMT + 2.530%)
184,806	3.879	08/01/34	195,869
(12M USD LIBOR + 1.623%)
37,817	3.531	03/01/35	39,652
(12M USD LIBOR + 1.643%)
54,125	3.417	12/01/33	56,781
(12M USD LIBOR + 1.670%)
25,229	3.420	11/01/34	26,590
(12M USD LIBOR + 1.810%)
23,515	4.051	04/01/35	24,748
(12M USD LIBOR + 1.971%)
33,981	4.094	05/01/35	35,125
(6M USD LIBOR + 1.414%)
7,082	3.422	06/01/33	7,343
(6M USD LIBOR + 1.824%)
862	4.074	12/01/33	912
(COF + 1.250%)
1,819	2.027	07/01/22	1,823
(COF + 1.250%)
9,627	2.064	07/01/27	9,677
(COF + 1.250%)
10,484	2.064	11/01/27	10,538
(COF + 1.250%)
5,210	2.064	01/01/31	5,245
(COF + 1.250%)
6,902	2.064	06/01/32	6,951
(COF + 1.250%)
7,026	2.027	08/01/32	7,076
(COF + 1.250%)
18,304	2.027	05/01/33	18,424
(COF + 1.250%)
104,448	2.066	08/01/33	105,115
(COF + 1.250%)
3,678	2.064	11/01/35	3,703
(COF + 1.250%)
24,722	2.064	12/01/37	24,860
(COF + 1.250%)
15,596	2.064	01/01/38	15,680
(COF + 1.250%)
13,984	2.064	11/01/40	14,078
(COF + 1.250%)

			780,289

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – 0.2%
(1 year CMT + 1.500%)
$12,921	2.625%	06/20/23	$ 13,056
7,040	2.750	07/20/23	7,106
6,503	2.750	08/20/23	6,566
16,742	2.750	09/20/23	16,907
5,735	3.375	03/20/24	5,792
48,687	2.625	04/20/24	49,493
5,703	2.625	05/20/24	5,845
47,995	2.625	06/20/24	48,604
30,169	2.750	07/20/24	30,515
40,666	2.750	08/20/24	41,138
12,411	2.750	09/20/24	12,560
16,439	3.125	11/20/24	16,629
17,497	3.125	12/20/24	17,703
11,416	3.375	01/20/25	11,547
6,214	3.375	02/20/25	6,287
22,902	2.625	05/20/25	23,237
19,064	2.750	07/20/25	19,318
7,905	3.375	02/20/26	8,009
452	2.750	07/20/26	459
22,062	3.375	01/20/27	22,381
8,648	3.375	02/20/27	8,778
34,856	2.625	04/20/27	35,479
29,858	3.625	04/20/27	30,377
6,161	2.625	05/20/27	6,269
8,772	2.625	06/20/27	8,931
3,307	3.125	11/20/27	3,361
10,095	3.125	12/20/27	10,261
23,121	3.375	01/20/28	23,499
8,145	3.375	02/20/28	8,274
8,597	3.375	03/20/28	8,734
36,391	2.750	07/20/29	37,082
23,830	2.750	08/20/29	24,302
4,548	2.750	09/20/29	4,635
19,378	3.125	10/20/29	19,741
25,721	3.125	11/20/29	26,218
5,433	3.125	12/20/29	5,537
7,852	3.375	01/20/30	7,993
3,392	3.375	02/20/30	3,454
20,705	3.375	03/20/30	21,080
23,378	2.625	04/20/30	23,871

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
$61,585	2.625%	05/20/30	$ 62,895
6,294	2.625	06/20/30	6,433
59,230	2.750	07/20/30	60,422
9,099	2.750	09/20/30	9,291
19,423	3.125	10/20/30	19,825

			839,894

FHLMC – 17.7%
32	5.000	07/01/18	32
55	5.000	08/01/18	55
55	5.000	09/01/18	55
1,461	5.000	10/01/18	1,465
1,155	5.000	11/01/18	1,159
1,132	5.000	12/01/18	1,138
112	5.000	01/01/19	112
85	5.000	02/01/19	86
16,573	5.500	04/01/20	16,790
141,850	4.500	08/01/23	147,699
28,373	7.000	04/01/31	30,584
438,734	7.000	09/01/31	477,975
171,160	7.000	04/01/32	194,844
306,528	7.000	05/01/32	348,645
11,282	4.500	07/01/33	11,812
323,224	4.500	08/01/33	338,438
656,424	4.500	09/01/33	687,316
65,172	4.500	10/01/33	68,239
84,050	5.000	10/01/33	89,625
10,413	5.500	12/01/33	11,342
112,993	5.500	04/01/35	122,312
4,036	5.000	07/01/35	4,304
2,602	4.500	08/01/35	2,718
11,942	4.500	09/01/35	12,477
5,136	4.500	10/01/35	5,357
93,923	5.000	12/01/35	100,524
47,182	5.500	01/01/36	51,316
188	5.500	02/01/36	205
2,097	5.000	02/01/37	2,249
27,179	6.000	08/01/37	30,265
24,447	6.000	09/01/37	27,230
11,259	6.000	10/01/37	12,537
74,185	6.000	11/01/37	82,627
77,954	6.000	12/01/37	86,824
37,096	4.500	01/01/38	38,769
2,743	5.500	01/01/38	2,947
79,807	6.000	01/01/38	88,379
21,826	6.000	02/01/38	24,310
4,829	6.000	03/01/38	5,383
25,313	6.000	04/01/38	28,213
11,271	6.000	05/01/38	12,567
1,522	4.500	06/01/38	1,586
21,123	6.000	06/01/38	23,550
16,570	6.000	07/01/38	18,482
10,833	6.000	08/01/38	12,079
60,182	4.500	09/01/38	63,289
78,866	6.000	09/01/38	87,865
18,514	6.000	10/01/38	20,647
1,981	6.000	11/01/38	2,210
1,438	6.000	12/01/38	1,606
292	4.500	01/01/39	304
61,862	6.000	01/01/39	68,962
33,794	4.500	02/01/39	35,437

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$7,782	6.000%	02/01/39	$ 8,677
327,106	7.000	02/01/39	373,870
13,057	4.500	03/01/39	13,713
4,912	6.000	03/01/39	5,475
2,903	4.500	04/01/39	3,049
2,713	6.000	04/01/39	3,026
103,874	4.500	05/01/39	109,094
241,331	5.000	05/01/39	257,797
285,808	4.500	06/01/39	300,170
3,528	4.500	07/01/39	3,705
514,509	5.000	07/01/39	550,162
6,951	4.500	08/01/39	7,300
15,034	4.500	09/01/39	15,789
3,772	4.500	10/01/39	3,962
2,504	4.500	11/01/39	2,629
9,473	4.500	12/01/39	9,949
10,040	4.500	01/01/40	10,545
7,054	4.500	04/01/40	7,412
30,948	6.000	04/01/40	34,494
11,272	4.500	05/01/40	11,843
61,828	6.000	05/01/40	68,839
22,939	4.000	06/01/40	23,508
15,170	4.500	06/01/40	15,939
12,001	4.500	07/01/40	12,610
2,341	4.500	08/01/40	2,459
20,890	5.000	08/01/40	22,233
25,859	5.000	10/01/40	27,635
229,968	4.000	02/01/41	236,416
64,017	4.500	02/01/41	67,223
10,923	4.500	03/01/41	11,466
26,849	4.500	04/01/41	28,183
25,544	4.500	05/01/41	26,812
50,749	4.500	06/01/41	53,270
3,080	5.000	06/01/41	3,290
130,292	4.500	08/01/41	136,764
131,922	4.500	09/01/41	138,612
85,421	4.000	10/01/41	87,891
15,669	4.000	11/01/41	16,120
8,019	4.500	12/01/41	8,417
866,382	4.000	03/01/42	890,393
98,484	4.500	03/01/42	103,375
53,911	3.000	05/01/42	52,663
481,557	3.500	06/01/42	482,863
1,098,872	4.500	06/01/42	1,154,931
139,559	3.000	08/01/42	136,313
170,833	3.500	08/01/42	171,066
54,163	3.000	10/01/42	52,928
348,908	3.500	10/01/42	349,384
755,710	3.000	11/01/42	738,469
256,745	3.500	11/01/42	257,096
1,293,383	3.000	12/01/42	1,263,878
2,313,566	3.000	01/01/43	2,260,758
214,881	3.000	02/01/43	209,921
3,037,939	3.500	04/01/43	3,048,738
3,125,594	3.500	08/01/43	3,133,091
1,363,217	4.000	08/01/43	1,402,410
834,525	4.000	01/01/44	857,924
858,932	3.500	02/01/44	860,107
655,149	3.500	06/01/44	657,683
15,893	4.000	11/01/44	16,347
87,564	3.500	02/01/45	87,752
146,332	3.500	03/01/45	146,646
843,929	3.500	06/01/45	844,160

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$26,030	3.500%	08/01/45		$ 25,980
35,834	3.500	09/01/45		35,765
671,850	3.500	10/01/45		672,034
71,834	3.500	11/01/45		71,696
5,424,527	3.500	03/01/46		5,422,743
811,014	3.500	05/01/46		809,699
1,078,117	3.500	06/01/46		1,075,103
389,376	3.500	07/01/46		388,287
566,785	3.500	08/01/46		566,586
66,334	3.500	10/01/46		66,148
76,431	3.500	12/01/46		76,218
577,062	3.500	12/01/47		576,318
14,999,397	3.000	01/01/48		14,526,565
11,998,801	3.000	02/01/48		11,620,557
11,998,806	3.000	04/01/48		11,621,885
11,998,800	3.000	07/01/48		11,621,938

				84,581,707

FNMA – 51.0%
22,000,000	3.000	TBA-30yr	(d)	21,309,064
85	5.000	09/01/18		85
70	5.500	02/01/19		70
706	5.500	04/01/19		708
55	5.500	05/01/19		55
1,272	5.500	07/01/19		1,280
5,114	5.500	08/01/19		5,175
2,608	5.500	09/01/19		2,642
4,711	5.500	10/01/19		4,774
2,175	5.500	11/01/19		2,208
1,658	5.500	12/01/19		1,676
5,688	5.500	02/01/20		5,758
5,624	4.500	03/01/20		5,665
3,795	5.500	01/01/21		3,877
7,399	7.000	09/01/21		7,614
32,186	7.000	06/01/22		33,488
11,870	7.000	07/01/22		12,257
1,113	4.500	04/01/23		1,150
367	7.000	01/01/29		367
1,573	7.000	09/01/29		1,603
3,938	7.000	08/01/31		4,232
491	7.000	03/01/32		552
1,239	7.000	04/01/32		1,319
2,264	7.000	06/01/32		2,289
312	7.000	07/01/32		314
39,318	6.000	01/01/33		43,839
1,749	6.000	02/01/33		1,929
547	5.500	07/01/33		592
14,339	5.000	08/01/33		15,294
4,664	5.500	09/01/33		5,065
13,571	5.500	02/01/34		14,769
4,187	5.500	03/01/34		4,559
7,137	5.000	04/01/34		7,635
7,042	5.500	04/01/34		7,658
27	5.500	06/01/34		29
25,385	5.500	07/01/34		27,650
4,626	5.500	08/01/34		5,036
14,777	5.500	10/01/34		16,103
2,680	5.500	11/01/34		2,924
109,184	5.500	12/01/34		119,072
117,190	6.000	04/01/35		129,527
9,181	5.500	05/01/35		9,928
3,597	5.500	06/01/35		3,914

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$4,553	5.000%	07/01/35	$ 4,864
8,767	5.500	07/01/35	9,513
3,934	5.500	08/01/35	4,277
6,464	5.500	09/01/35	7,034
189,831	5.000	10/01/35	202,805
2,087	5.500	10/01/35	2,251
69,897	6.000	10/01/35	77,828
1,882	5.500	12/01/35	2,052
1,728	6.000	12/01/35	1,917
309,968	5.000	01/01/36	331,153
84	5.500	02/01/36	91
10,069	5.500	04/01/36	10,874
2,079	6.000	04/01/36	2,304
280,406	4.500	07/01/36	294,580
18,836	5.500	07/01/36	20,286
30,193	4.500	12/01/36	31,700
2,516	5.500	02/01/37	2,742
10,911	5.500	04/01/37	11,897
54,638	6.000	04/01/37	60,383
113	5.500	06/01/37	123
1,890	5.500	07/01/37	2,061
305,611	5.500	08/01/37	329,635
76,942	6.500	10/01/37	87,107
39,903	6.000	11/01/37	44,234
174	5.500	12/01/37	190
333	5.500	02/01/38	366
3,561	5.500	03/01/38	3,883
33,517	5.000	04/01/38	35,908
15,959	5.500	04/01/38	17,402
3,961	5.500	05/01/38	4,319
1,020	5.500	06/01/38	1,112
709	5.500	07/01/38	773
1,774	5.500	08/01/38	1,935
1,591	5.500	09/01/38	1,735
37,596	6.000	09/01/38	41,652
12,475	5.500	12/01/38	13,536
505,810	5.000	01/01/39	541,218
81,951	6.000	01/01/39	90,832
204,809	6.500	01/01/39	231,412
290,519	4.500	02/01/39	305,293
5,028	5.500	02/01/39	5,483
6,129	4.500	03/01/39	6,449
209,266	7.000	03/01/39	237,032
8,177	4.500	05/01/39	8,603
6,198	5.500	06/01/39	6,759
6,368	4.500	07/01/39	6,700
5,583	4.000	08/01/39	5,723
13,365	4.500	09/01/39	14,044
19,151	4.500	10/01/39	20,125
5,546	5.500	11/01/39	6,047
46,792	4.500	02/01/40	49,215
7,628	4.500	03/01/40	8,016
14,566	3.500	04/01/40	14,633
108,007	4.500	04/01/40	113,546
37,897	4.500	06/01/40	39,860
354,447	5.000	06/01/40	378,426
25,923	5.000	07/01/40	27,677
7,710	4.500	09/01/40	8,107
18,173	3.500	12/01/40	18,257
7,245	4.500	12/01/40	7,617
122,658	4.500	01/01/41	128,935
32,480	4.500	04/01/41	34,142
56,583	4.500	06/01/41	59,426
43,792	4.500	07/01/41	46,005

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$199,856	4.500%	08/01/41	$ 210,002
202,421	4.500	09/01/41	212,788
178,532	3.500	10/01/41	179,495
173,729	4.500	10/01/41	182,510
95,292	3.500	11/01/41	95,716
140,048	4.500	11/01/41	147,040
174,506	3.500	12/01/41	175,281
80,414	4.500	12/01/41	84,454
165,966	3.500	01/01/42	166,706
84,778	4.500	01/01/42	89,030
348,638	3.500	02/01/42	349,916
403,580	3.500	03/01/42	405,028
784,678	4.000	03/01/42	806,604
20,274	4.500	03/01/42	21,279
83,017	3.500	04/01/42	83,369
142,358	4.000	04/01/42	146,336
28,132	4.500	04/01/42	29,532
25,800	3.500	05/01/42	25,903
535,272	3.500	06/01/42	537,260
501,339	3.500	07/01/42	502,860
442,768	3.500	08/01/42	444,049
106,007	3.000	09/01/42	103,671
392,552	3.500	09/01/42	393,681
344,178	3.500	10/01/42	345,450
30,073	3.500	11/01/42	30,122
661,391	4.500	11/01/42	695,339
644,048	3.000	12/01/42	629,917
1,095,955	3.500	12/01/42	1,099,959
139,836	3.000	01/01/43	136,909
15,385	3.500	01/01/43	15,411
53,600	3.000	02/01/43	52,528
729,256	3.500	02/01/43	731,209
1,312,793	3.000	03/01/43	1,286,537
1,710,183	3.500	03/01/43	1,715,710
1,447,954	3.000	04/01/43	1,418,994
1,878,995	3.500	04/01/43	1,884,562
610,743	2.500	05/01/43	576,906
1,764,094	3.000	05/01/43	1,728,813
863,863	3.500	05/01/43	866,769
62,051	3.000	06/01/43	60,809
1,150,991	3.500	06/01/43	1,154,763
536,868	3.000	07/01/43	525,627
9,259,864	3.500	07/01/43	9,285,755
3,057,698	3.500	08/01/43	3,067,318
61,936	3.500	09/01/43	62,115
196,338	3.500	11/01/43	197,043
902,544	3.500	01/01/44	904,074
64,770	3.500	08/01/44	64,700
133,688	3.500	09/01/44	134,091
167,659	3.500	10/01/44	168,327
66,768	4.000	10/01/44	68,348
25,430	3.500	12/01/44	25,471
65,024	5.000	12/01/44	69,014
41,836	3.500	01/01/45	41,964
650,481	4.000	02/01/45	666,326
193,623	3.500	03/01/45	194,044
546,335	4.000	03/01/45	561,487
127,789	3.500	04/01/45	127,617
265,187	4.000	04/01/45	272,541
2,687,303	4.500	04/01/45	2,828,597
1,163,500	3.500	05/01/45	1,167,772
307,674	4.500	05/01/45	323,851
3,580,404	4.500	06/01/45	3,753,551
182,610	3.500	07/01/45	182,365

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$30,342	3.500%	11/01/45		$ 30,301
813,285	4.000	11/01/45		832,164
558,260	3.500	01/01/46		557,511
198,229	4.000	01/01/46		202,830
979,983	3.500	03/01/46		982,715
513,629	4.000	03/01/46		524,971
142,793	3.500	04/01/46		143,228
977,110	3.500	05/01/46		976,423
356,151	4.000	06/01/46		363,651
963,412	4.500	06/01/46		1,004,884
972,161	4.000	07/01/46		992,634
1,088,828	4.000	08/01/46		1,111,758
572,513	4.000	10/01/46		584,570
1,917,660	3.000	11/01/46		1,859,335
1,136,315	3.000	12/01/46		1,101,817
3,003,850	3.000	01/01/47		2,912,654
5,385,406	3.000	02/01/47		5,221,906
2,520,373	4.500	02/01/47		2,647,117
522,776	3.000	03/01/47		506,905
2,901,304	4.500	03/01/47		3,026,196
46,405	3.500	05/01/47		46,214
3,000,000	3.000	07/01/47		2,908,921
5,620,791	4.500	07/01/47		5,860,992
2,096,627	4.500	08/01/47		2,186,225
4,000,000	3.000	09/01/47		3,880,684
1,052,444	4.500	10/01/47		1,097,830
1,007,574	4.500	11/01/47		1,051,025
865,260	4.500	12/01/47		902,574
8,999,997	3.000	01/01/48		8,721,713
6,000,000	4.000	01/01/48		6,120,845
1,937,971	4.500	01/01/48		2,020,032
1,000,001	3.000	04/01/48		969,080
5,000,005	4.500	04/01/48		5,209,380
4,796,373	4.000	08/01/51		4,897,921
994,546	3.500	11/01/51		992,232
1,705,855	3.500	06/01/56		1,694,504
6,076,703	4.000	07/01/56		6,227,445
6,870,321	3.500	08/01/56		6,821,477
5,444,058	3.500	10/01/56		5,407,780
4,585,913	4.000	02/01/57		4,697,739
11,000,000	3.500	TBA-15yr	(d)	11,129,766
34,000,000	4.500	TBA-30yr	(d)	35,402,500
28,000,000	5.000	TBA-30yr	(d)	29,662,500

				243,916,013

GNMA – 27.5%
12,582	5.500	07/15/20		12,769
5,655	6.000	04/15/26		6,182
199	6.500	01/15/32		220
1,061	6.500	02/15/32		1,170
428,693	5.500	04/15/33		465,340
5,532	5.000	11/15/33		5,900
1,091	6.500	08/15/34		1,205
1,346	6.500	02/15/36		1,521
3,295	6.500	03/15/36		3,726
3,319	6.500	04/15/36		3,706
13,299	6.500	05/15/36		15,033
7,867	6.500	06/15/36		8,898
47,312	6.500	07/15/36		53,432
41,068	6.500	08/15/36		46,035

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$78,858	6.500%	09/15/36		$ 88,820
33,288	6.500	10/15/36		37,567
45,920	6.500	11/15/36		51,331
23,004	6.500	12/15/36		25,960
10,660	6.500	01/15/37		12,077
1,774	6.500	03/15/37		2,007
5,602	6.500	04/15/37		6,351
2,843	6.500	05/15/37		3,135
2,795	6.500	08/15/37		3,164
12,170	6.500	09/15/37		13,748
13,516	6.500	10/15/37		15,528
7,935	6.500	11/15/37		8,917
3,270	6.500	05/15/38		3,719
2,267	6.500	11/15/38		2,577
2,971	6.500	02/15/39		3,358
108,402	4.500	12/20/39		114,254
428,031	5.000	01/20/40		455,564
29,105	4.500	02/20/40		30,676
481,431	4.500	05/15/40		505,294
81,089	4.500	05/20/40		85,467
356,836	5.000	07/15/40		378,136
172,685	3.500	09/15/42		174,363
10,487,857	4.000	10/20/43		10,825,845
417,751	3.500	02/15/45		420,053
112,228	4.000	05/20/45		115,599
88,772	4.000	07/20/45		91,411
4,193,181	4.000	08/20/45		4,316,520
2,408,819	4.500	08/20/45		2,519,286
1,504,961	4.000	09/20/45		1,549,228
3,225,478	4.000	10/20/45		3,320,353
626,111	4.500	10/20/45		654,824
508,899	4.000	01/20/46		523,868
1,318,791	4.000	02/20/46		1,357,582
1,953,018	4.500	03/20/46		2,046,854
92,109	4.500	06/20/46		96,391
37,106	4.500	07/20/46		38,819
33,661	4.500	08/20/46		35,278
511,490	4.000	01/20/47		526,055
1,689,253	4.000	03/20/47		1,735,774
3,910,337	4.500	04/20/47		4,073,777
4,590,033	4.000	07/20/47		4,710,700
16,000,000	3.000	TBA-30yr	(d)	15,650,000
3,000,000	3.500	TBA-30yr	(d)	3,010,313
21,000,000	4.000	TBA-30yr	(d)	21,487,265
48,000,000	4.500	TBA-30yr	(d)	49,886,251

				131,639,196

TOTAL FEDERAL AGENCIES				$ 461,938,142

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $500,291,107)				$ 497,061,201

Asset-Backed Securities(b) – 15.1%
Collateralized Loan Obligations(c) – 3.9%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A(1M USD LIBOR + 1.150%)
$1,300,000	3.059%	06/15/28		$ 1,300,087

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Battalion CLO Ltd. Series 2018-12A, Class A1(3M USD LIBOR + 1.070%)
$800,000	3.400%	05/17/31	$ 797,714
Cedar Funding V CLO Ltd. Series 2016-5A, Class A1(3M USD LIBOR + 1.610%)
2,600,000	3.341	07/17/28	2,600,088
Cent CLO Ltd. Series 2014-22A, Class A1R(3M USD LIBOR + 1.410%)
1,750,000	3.203	11/07/26	1,750,927
Cutwater Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.250%)
1,400,000	2.972	07/15/26	1,400,202
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(3M USD LIBOR + 1.390%)
1,450,000	3.135	07/25/27	1,449,983
Madison Park Funding XII Ltd. Series 2014-12A, Class AR(3M USD LIBOR + 1.260%)
1,550,000	3.005	07/20/26	1,550,313
Magnetite XVI Ltd. Series 2015-16A, Class AR(3M USD LIBOR + 0.800%)
1,500,000	2.578	01/18/28	1,494,245
OCP CLO Ltd. Series 2014-5A, Class A1R(3M USD LIBOR + 1.080%)
1,600,000	2.832	04/26/31	1,598,208
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A(1M USD LIBOR + 0.850%)
750,000	2.830	06/25/35	750,240
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A(3M USD LIBOR + 1.400%)
850,000	3.748	01/21/31	838,295
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B(3M USD LIBOR + 1.800%)
550,000	4.148	01/21/31	545,155
Thacher Park CLO Ltd. Series 2014-1A, Class AR(3M USD LIBOR + 1.160%)
2,450,000	2.905	10/20/26	2,451,198

			18,526,655

Home Equity – 0.0%
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(1M USD LIBOR + 0.280%)
48,253	2.199	02/15/34	45,318

Student Loan – 11.2%
Academic Loan Funding Trust Series 2013-1, Class A(c)(1M USD LIBOR + 0.800%)
4,155,192	2.760	12/26/44	4,161,035
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1(1M USD LIBOR + 0.700%)
405,963	2.660	12/26/35	405,208
ECMC Group Student Loan Trust Series 2017-1A, Class A(c)(1M USD LIBOR + 1.200%)
3,205,393	3.160	12/27/66	3,258,850
ECMC Group Student Loan Trust Series 2018-1A, Class A(c)(1M USD LIBOR + 0.750%)
4,721,941	2.710	02/27/68	4,727,844
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c)(1M USD LIBOR + 0.800%)
615,209	2.760	06/25/26	615,466
Goal Capital Funding Trust Series 2010-1, Class A(c)(3M USD LIBOR + 0.700%)
1,732,581	2.644	08/25/48	1,730,806

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
Higher Education Funding I Series 2014-1, Class A(c)(3M USD LIBOR + 1.050%)
$1,454,598	2.994%	05/25/34	$ 1,462,238
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
1,000,000	2.645	07/25/45	1,010,549
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3(1M USD LIBOR + 1.050%)
950,000	2.998	07/20/43	954,720
Navient Student Loan Trust Series 2016-5A, Class A(c)(1M USD LIBOR + 1.250%)
3,134,179	3.210	06/25/65	3,216,189
Nelnet Student Loan Trust Series 2006-1, Class A6(c)(3M USD LIBOR + 0.450%)
1,700,000	2.370	08/23/36	1,663,171
Nelnet Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.100%)
787,112	1.845	01/25/30	786,402
Nelnet Student Loan Trust Series 2006-2, Class A7(c)(3M Euribor + 0.580%)
2,450,000	2.325	01/25/37	2,399,923
North Carolina State Education Assistance Authority Series 2010-1, Class A1(3M USD LIBOR + 0.900%)
608,618	2.645	07/25/41	607,286
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A3(3M USD LIBOR + 0.950%)
700,000	2.645	10/01/37	710,889
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2, Class A3(3M USD LIBOR + 0.850%)
1,100,000	2.545	07/01/32	1,113,035
PHEAA Student Loan Trust Series 2011-1A, Class A1(c)(3M USD LIBOR + 1.100%)
2,174,175	3.386	06/25/38	2,193,608
PHEAA Student Loan Trust Series 2014-3A, Class A(c)(1M USD LIBOR + 0.590%)
4,825,945	2.550	08/25/40	4,817,190
PHEAA Student Loan Trust Series 2016-1A, Class A(c)(1M USD LIBOR + 1.150%)
1,143,613	3.110	09/25/65	1,161,094
PHEAA Student Loan Trust Series 2016-2A, Class A(c)(1M USD LIBOR + 0.950%)
1,321,072	2.910	11/25/65	1,337,978
SLM Student Loan Trust Series 2004-8A, Class A6(c)(3M USD LIBOR + 0.630%)
800,000	2.375	01/25/40	804,521
SLM Student Loan Trust Series 2005-5, Class A4(3M USD LIBOR + 0.140%)
5,300,000	1.885	10/25/28	5,281,003
SLM Student Loan Trust Series 2005-9, Class A7A(3M Euribor + 0.600%)
4,550,000	2.345	01/25/41	4,523,265
SLM Student Loan Trust Series 2006-2, Class A5(3M USD LIBOR + 0.110%)
169,971	1.855	07/25/25	169,971
South Carolina Student Loan Corp. Series 2010-1, Class A3(3M USD LIBOR + 1.050%)
1,850,000	2.795	10/27/36	1,864,260

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
Utah State Board of Regents Series 2016-1, Class A(1M USD LIBOR + 0.750%)
$2,480,314	2.710%	09/25/56	$ 2,480,311

			53,456,812

TOTAL ASSET-BACKED SECURITIES (Cost $71,620,682)			$ 72,028,785

Municipal Debt Obligation(b)(e) – 0.2%
New Hampshire – 0.2%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3
$1,150,000	2.600%	10/25/37	$ 1,157,510
(Cost $1,140,121)

U.S. Treasury Obligations – 1.6%
United States Treasury Bonds
$2,660,000	2.875%	11/15/46	$ 2,604,619
1,240,000	2.750	11/15/47	1,183,183
United States Treasury Notes
2,490,000	2.125	09/30/24	2,394,110
1,250,000	2.875	04/30/25	1,255,075

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,613,390)			$ 7,436,987

Shares	Distribution Rate		Value
Investment Company(f) – 14.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
66,819,200	1.869%		$ 66,819,200
(Cost $66,819,200)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $647,484,500)			$ 644,503,683

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 3.7%
Commercial Paper – 3.7%
AT&T, Inc.(g)
$3,910,000	0.000%	10/05/18	$ 3,882,007
1,050,000	0.000	10/09/18	1,042,176
Duke Energy Corp.(g)
2,000,000	0.000	08/27/18	1,991,979
Hewlett Packard Enterprise Co.(g)
1,208,000	0.000	07/10/18	1,207,284
1,210,000	0.000	07/11/18	1,209,216
HP, Inc.(g)
1,000,000	0.000	07/23/18	998,684
Mondelez International, Inc.(g)
2,150,000	0.000	10/01/18	2,135,617

Principal Amount	Interest Rate		Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper – (continued)
Schlumberger Holdings Corp.(g)
$513,000	0.000%		08/22/18	$ 511,206
Sempra Energy Holdings(g)
511,000	0.000		07/31/18	509,929
The Southern Co.(g)
838,000	0.000		08/30/18	834,454
VW Credit, Inc.
1,684,000	0.000	(g)	08/15/18	1,678,699
1,700,000	1.000		09/20/18	1,690,096

TOTAL SHORT-TERM INVESTMENTS (Cost $17,691,890)				$ 17,691,347

TOTAL INVESTMENTS – 138.5% (Cost $665,176,390)				$ 662,195,030

LIABILITIES IN EXCESS OF OTHER ASSETS – (38.5)%				(183,983,982)

NET ASSETS – 100.0%				$ 478,211,048

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2018.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $56,110,475, which represents approximately 11.7% of the Fund’s net assets as of June 30, 2018. The liquidity determination is unaudited.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $187,537,659 which represents approximately 39.2% of the Fund’s net assets as of June 30, 2018.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Represents an Affiliated Issuer.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

MTA	— Monthly Treasury Average
PI	— Private Investment
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2018, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.000%	TBA-30yr	7/12/18	$(51,000,000)	$(49,358,437)
FNMA	3.500	TBA-30yr	8/13/18	(2,000,000)	(1,987,969)
FNMA	4.000	TBA-30yr	8/13/18	(2,000,000)	(2,036,172)
FNMA	4.000	TBA-30yr	7/12/18	(4,000,000)	(4,078,125)
GNMA	4.000	TBA-30yr	7/19/18	(9,000,000)	(9,222,187)

TOTAL (Proceeds Receivable: $66,255,078)					$(66,682,890)

(a)	TBA (To be (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10 Year U.S. Treasury Notes	82	09/19/18	$10,515,219	$108,444
5 Year U.S.Treasury Notes	123	09/28/18	13,974,914	22,706
10 Year U.S Treasury Notes	192	09/19/18	23,076,000	166,791
20 Year U.S. Treasury Bonds	107	09/19/18	15,515,000	242,001

Total				$539,942

Short position contracts:
Eurodollars	(19)	06/17/19	(4,614,388)	40,581
Eurodollars	(113)	12/14/20	(27,408,150)	7,165
Ultra Long U.S. Treasury Bonds	(34)	09/19/18	(5,425,125)	(39,625)
2 Year U.S Treasury Notes	(26)	09/28/18	(5,507,531)	538

Total				$8,659

TOTAL				$548,601

SWAP CONTRACTS — At June 30, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	2.139%(b)	11/20/20	$26,980	(c)	$(397,156)	$(29,507)	$(367,649)
3M LIBOR(b)	2.275(a)	11/20/23	11,720	(c)	353,293	19,803	333,490
2.882%(b)	3M LIBOR(a)	02/28/25	5,600		2,175	9,686	(7,511)

TOTAL						$(18)	$(41,670)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2018.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2018, the Fund had the following written and purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	Citibank NA	2.35%	05/05/20	10,900,000	$10,900,000	$35,180	$26,651	$8,529
2Y IRS	Citibank NA	2.25	04/14/20	9,100,000	9,100,000	24,619	26,000	(1,381)

						$59,799	$52,651	$7,148

Puts
1Y IRS	JPMorgan Securities, Inc.	2.75	03/06/19	3,600,000	3,600,000	38,207	60,000	(21,793)

Total Purchased option contracts						$98,006	$112,651	$(14,645)

Written option contracts
Calls
2Y IRS	Citibank NA	2.38	05/05/20	(2,400,000)	(2,400,000)	$(30,997)	$(26,700)	$(4,297)
2Y IRS	Citibank NA	2.32	04/14/20	(2,000,000)	(2,000,000)	(22,709)	(26,000)	3,291

						$(53,706)	$(52,700)	$(1,006)

Puts
1Y IRS	JPMorgan Securities, Inc.	2.79	03/06/19	(1,600,000)	(1,600,000)	(44,198)	(60,000)	15,802

Total Written option contracts						$(97,904)	$(112,700)	$14,796

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund > may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield and High Yield Floating Rate Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Loan. All Loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer forms by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-back commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables and other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

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June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

viii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency. Therefore, the entire principal value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transactions.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements – Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA. The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2018:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,612,176,411	$—
Corporate Obligations	—	597,299,200	—
Structured Notes	—	19,352,699	—
Municipal Debt Obligations	—	16,894,025	—
Investment Company	2,944,170	—	—
Total	$2,944,170	$2,245,722,335	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$14,026,133	$—
Futures Contracts	3,185,052	—	—
Interest Rate Swap Contracts	—	1,034,853	—
Credit Default Swap Contracts	—	427,672	—
Total	$3,185,052	$15,488,658	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(19,423,469)	$—
Futures Contracts	(583,461)	—	—
Interest Rate Swap Contracts	—	(3,055,134)	—
Credit Default Swap Contracts	—	(6,084,916)	—
Total	$(583,461)	$(28,563,519)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$86,225,318	$11,545,625
Corporate Obligations	—	2,295,461,174	—
Common Stock and/or Other Equity Investments(a)
North America	4,535,606	36,375,911	—
Investment Company	982,239	—	—
Short-term Investments	—	34,231,141	—
Total	$5,517,845	$2,452,293,544	$11,545,625
Liabilities
Reverse Repurchase Agreements	$—	$(16,294,238)	$—

Derivative Type
Assets(b)
Futures Contracts	$734,146	$—	$—
Liabilities(b)
Futures Contracts	$(1,387,332)	$—	$—

(a)   Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third–party (fair value) service for international equity securities, resulting in a Level 2 classification.

(b)   Amount shown represents unrealized gain (loss) at period end.

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Bank Loans	$—	$3,753,350,373	$89,430,510
Corporate Obligations	—	203,335,699	—
Unfunded Loan Committment	—	1,798,765	—
Common Stock and/or Other Equity Investments(a)
North America	17,560,945	—	—
Exchange Traded Funds	69,509,228	—	—
Investment Company	325,971,883	—	—
Short-term Investments	—	23,223,494	—
Total	$413,042,056	$3,981,708,331	$89,430,510
Liabilities
Reverse Repurchase Agreements	$—	$(3,782,925)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$63,531	$—
Liabilities(b)
Futures Contracts	$(897,770)	$—	$—
Interest Rate Swap Contracts	—	(213,816)	—
Total	$(897,770)	$(213,816)	$—

(a)   Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third–party (fair value) service for international equity securities, resulting in a Level 2 classification.

(b)   Amount shown represents unrealized gain (loss) at period end.

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$346,773,614	$—
Foreign Debt Obligations	—	16,807,024	—
Municipal Debt Obligations	—	12,232,063	—
Investment Company	1,745	—	—
Short-term Investments	—	1,391,843	—
Total	$1,745	$377,204,544	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$31,760	$—
Futures Contracts	216,611	—	—
Interest Rate Swap Contracts	—	290,791	—
Total	$216,611	$322,551	$—
Liabilities(a)
Futures Contracts	$(128,358)	$—	$—
Interest Rate Swap Contracts	—	(333,044)	—
Credit Default Swap Contracts	—	(5,225)	—
Total	$(128,358)	$(338,269)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$231,330,791	$—
Corporate Obligations	—	7,281,810	—
Structured Notes	—	41,700,498	—
Municipal Debt Obligations	—	1,247,581	—
U.S. Treasury Obligations	556,935	9,605,618	—
Investment Company	21,768,873	—	—
Short-term Investments	—	1,678,362	—
Total	$22,325,808	$292,844,660	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$4,359,549	$—
Futures Contracts	262,602	—	—
Interest Rate Swap Contracts	—	1,684,210	—
Total Return Swap Contracts	—	17,975	—
Total	$262,602	$6,061,734	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(6,646,930)	$—
Futures Contracts	(226,230)	—	—
Interest Rate Swap Contracts	—	(1,264,237)	—
Credit Default Swap Contracts	—	(719,751)	—
Total	$(226,230)	$(8,630,918)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

TOTAL EMERGING MARKETS INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$1,034,960	$—
Common Stock and/or Other Equity Investments(a)
Africa	109,978	284,878	—
Asia	608,355	3,202,021	—
Australia and Oceania	—	32,375	—
Europe	215,408	422,407	—
North America	150,506	30,889	—
South America	471,204	120,558	—
Warrants	—	69,421	—
Exchange Traded Funds	2,143,269	—	—
Investment Companies	8,876,451	—	—
Total	$12,575,171	$5,197,509	$—

Derivative Type
Assets(b)
Futures Contracts	$4,941	$—	$—
Liabilities(b)
Futures Contracts	$(71,694)	$—	$—

(a)   Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third–party (fair value) service for international equity securities, resulting in a Level 2 classification.

(b)   Amount shown represents unrealized gain (loss) at period end.

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$497,061,201	$—
Asset-Backed Securities	—	72,028,785	—
Municipal Debt Obligation	—	1,157,510	—
U.S. Treasury Obligations	7,436,987	—	—
Investment Company	66,819,200	—	—
Short-term Investments	—	17,691,347	—
Total	$74,256,187	$587,938,843	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(66,682,890)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$588,226	$—	$—
Interest Rate Swap Contracts	—	333,490	—
Options Purchased	—	98,006	—
Total	$588,226	$431,496	$—
Liabilities(a)
Futures Contracts	$(39,625)	$—	$—
Interest Rate Swap Contracts	—	(375,160)	—
Options Purchased	—	(97,904)	—
Total	$(39,625)	$(473,064)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments

OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets being hedged, if any.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk – In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — Each of the Emerging Markets Debt Fund, Local Emerging Markets Debt Fund and Total Emerging Markets Debt Fund are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date August 24, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date August 24, 2018

*	Print the name and title of each signing officer under his or her signature.